UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way
Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2009 – June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2009

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement LatitudesSM, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

President’s Letter to Shareholders

Dear Fellow Investor,

With dysfunctional credit markets sending the economy into a free fall, investors began 2009 in a gloomy mood. The Dow Jones Industrial Average (“Dow”) declined 6.6% and the Standard & Poor’s 500® Index (“S&P 500”) declined 6.7% during the first two weeks of the year. By March 9, 2009, both the Dow and the S&P 500 had fallen to a 12-year low.

The economy shrank at a 5.5% annual rate in the first quarter of 2009, marking the third consecutive quarter that the United States' gross domestic product declined from the prior quarter. The U.S. shed an average of 685,000 jobs per month during the first quarter and, although the pace of job losses declined in the second quarter, the U.S. unemployment rate spiked to 9.5% by the end of June, the highest level in 26 years.1

Throughout the first half of 2009, the U.S. government continued its efforts to restore normalcy to the credit markets and jumpstart growth in the economy. The U.S. Federal Reserve kept the federal funds rate target at near zero, issued short-term loans to banks and other financial institutions, and purchased mortgage-related securities in order to drive down consumer mortgage rates. In February, Congress passed a $787 billion stimulus plan designed to restore some of the jobs lost in the recession and encourage future U.S. growth.

During the second quarter of 2009, there were some indications that these actions were beginning to thaw the frozen credit markets. In May 2009, the London interbank offered rate (“LIBOR”) that banks charge for three-month dollar loans fell below 1%, its lowest level ever. LIBOR is used to set borrowing costs on about $360 trillion of financial products across the globe. Also in May, both market volatility and the cost of protecting corporate bonds from default fell to their lowest levels since September 2008.

The stock market rallied from its low in March 2009, with the S&P 500 increasing more than 15%, the Dow rising 11% and the Nasdaq Composite Index climbing 20% during the second quarter of 2009. The S&P 500 finished the first half of 2009 with a positive return, up 1.8% from the beginning of the year.

Second-guessing your investment choices is an easy temptation, especially in today’s market. Often it leads to impulsive, short-term decisions that may affect your future. One key to successful investment planning is to start with a structured and disciplined strategy built for the long term — that does not fluctuate with market swings or emotions.

Jackson National Life Insurance Company® (“Jackson®”) offers 95 investment options to help you and your financial representative build a diverse portfolio that can help you stick to your long-term plan during bear and bull markets. These options include:

•	Active management from some of the most widely recognized money managers;
•	Exclusively designed and managed asset allocation models;
•

Institutional portfolios created to assist your representative when using low-correlated, alternative investments (e.g., private equity, global natural resources, emerging markets) in your asset allocations; and

•	Disciplined strategies that use a formula-based approach to investing. They are designed to remove human emotion from investing while lowering costs and increasing transparency.

At Jackson, we maintain a firm commitment to corporate integrity, superior products and outstanding service. Whatever your financial goals, we are here to help you achieve them. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

1 U.S. Department of Labor Bureau of Labor Statistics

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
June 30, 2009

JNL Alt Institutional Alt 20 Fund (b)	Shares/Par
INVESTMENT FUNDS - 100.0%	Contracts (q)	Value
JNL/AIM Global Real Estate Fund (0.5%) (a)	147	$ 883
JNL/Credit Suisse Global Natural Resources Fund (0.3%) (a)	150	1,128
JNL/Credit Suisse Long/Short Fund (0.8%) (a)	92	576
JNL/Goldman Sachs Emerging Markets Debt Fund (0.8%) (a)	53	579
JNL/Lazard Emerging Markets Fund (0.2%) (a)	76	589
JNL/Mellon Capital Management Bond Index Fund (1.8%) (a)	812	9,158
JNL/Mellon Capital Management International
Index Fund (0.7%) (a)	348	3,477
JNL/Mellon Capital Management Nasdaq® 25 Fund (1.6%) (a)	143	1,169
JNL/Mellon Capital Management S&P® 24 Fund (8.8%) (a)	466	3,433
JNL/Mellon Capital Management S&P®
SMid 60 Fund (2.5%) (a)	285	1,975
JNL/Mellon Capital Management Select
Small-Cap Fund (0.4%) (a)	135	1,146
JNL/Mellon Capital Management Value Line
30 Fund (0.5%) (a)	284	2,635
JNL/PIMCO Real Return Fund (0.1%) (a)	53	580
JNL/PPM America High Yield Bond Fund (0.2%) (a)	107	583
JNL/Red Rocks Listed Private Equity Fund (1.2%) (a)	132	881

Total Investment Funds (cost $28,391)		28,792

Total Investments - 100.0% (cost $28,391)		28,792
Other Assets and Liabilities, Net - 0.0%		(3)
Total Net Assets - 100%		$ 28,789

JNL Alt Institutional Alt 35 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.4%) (a)	425	$ 2,557
JNL/Credit Suisse Global Natural
Resources Fund (1.1%) (a)	527	3,970
JNL/Credit Suisse Long/Short Fund (3.6%) (a)	395	2,487
JNL/Goldman Sachs Emerging Markets
Debt Fund (2.0%) (a)	137	1,496
JNL/Lazard Emerging Markets Fund (0.4%) (a)	200	1,555
JNL/Mellon Capital Management Bond
Index Fund (2.3%) (a)	994	11,212
JNL/Mellon Capital Management International
Index Fund (1.2%) (a)	560	5,586
JNL/Mellon Capital Management Nasdaq®
25 Fund (2.0%) (a)	183	1,501
JNL/Mellon Capital Management S&P® 24 Fund (13.8%) (a)	732	5,385
JNL/Mellon Capital Management S&P® SMid
60 Fund (3.8%) (a)	431	2,984
JNL/Mellon Capital Management Select
Small-Cap Fund (0.5%) (a)	173	1,464

JNL/Mellon Capital Management Value Line
30 Fund (0.8%) (a)	430	3,995
JNL/PPM America High Yield Bond Fund (0.6%) (a)	373	2,027
JNL/Red Rocks Listed Private Equity Fund (5.1%) (a)	550	3,656

Total Investment Funds (cost $48,228)		49,875

Total Investments - 100.0% (cost $48,228)		49,875
Other Assets and Liabilities, Net - 0.0%		(6)
Total Net Assets - 100%		$ 49,869

JNL Alt Institutional Alt 50 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (2.5%) (a)	768	$ 4,620
JNL/Credit Suisse Global Natural Resources
Fund (0.9%) (a)	461	3,474
JNL/Credit Suisse Long/Short Fund (7.2%) (a)	794	4,995
JNL/Goldman Sachs Emerging Markets
Debt Fund (2.7%) (a)	184	2,005
JNL/Lazard Emerging Markets Fund (0.6%) (a)	266	2,073
JNL/Mellon Capital Management Bond Index Fund (1.8%) (a)	784	8,841
JNL/Mellon Capital Management International
Index Fund (0.9%) (a)	458	4,569
JNL/Mellon Capital Management Nasdaq® 25 Fund (1.3%) (a)	123	1,008
JNL/Mellon Capital Management S&P® 24 Fund (10.1%) (a)	536	3,945
JNL/Mellon Capital Management S&P®
SMid 60 Fund (3.2%) (a)	359	2,483
JNL/Mellon Capital Management Select
Small-Cap Fund (0.4%) (a)	116	986
JNL/Mellon Capital Management Value
Line 30 Fund (0.6%) (a)	325	3,022
JNL/PPM America High Yield Bond Fund (0.6%) (a)	374	2,030
JNL/Red Rocks Listed Private Equity Fund (8.7%) (a)	936	6,225

Total Investment Funds (cost $48,642)		50,276

Total Investments - 100.0% (cost $48,642)		50,276
Other Assets and Liabilities, Net - 0.0%		(6)
Total Net Assets - 100%		$ 50,270

JNL Alt Institutional Alt 65 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/AIM Global Real Estate Fund (1.7%) (a)	539	$ 3,242
JNL/Credit Suisse Global Natural
Resources Fund (0.6%) (a)	300	2,265
JNL/Credit Suisse Long/Short Fund (6.6%) (a)	732	4,607
JNL/Goldman Sachs Emerging Markets
Debt Fund (1.9%) (a)	133	1,448
JNL/Lazard Emerging Markets Fund (0.4%) (a)	190	1,479
JNL/Mellon Capital Management Bond
Index Fund (0.5%) (a)	228	2,571
JNL/Mellon Capital Management International

Index Fund (0.4%) (a)	204	2,036
JNL/Mellon Capital Management Nasdaq®
25 Fund (0.8%) (a)	71	582
JNL/Mellon Capital Management S&P® 24 Fund (5.1%) (a)	272	1,998
JNL/Mellon Capital Management S&P®
SMid 60 Fund (1.5%) (a)	164	1,135
JNL/Mellon Capital Management Select
Small-Cap Fund (0.2%) (a)	67	571
JNL/Mellon Capital Management Value Line
30 Fund (0.2%) (a)	126	1,167
JNL/PPM America High Yield Bond Fund (0.2%) (a)	161	876
JNL/Red Rocks Listed Private Equity Fund (7.1%) (a)	758	5,039

Total Investment Funds (cost $28,279)		29,016

Total Investments - 100.0% (cost $28,279)		29,016
Other Assets and Liabilities, Net - 0.0%		(3)
Total Net Assets - 100%		$ 29,013

JNL/AIM International Growth Fund
COMMON STOCKS - 87.7%
CONSUMER DISCRETIONARY - 10.2%
Compass Group Plc	865	$ 4,861
Denso Corp.	83	2,129
Esprit Holdings Ltd. (e)	360	2,010
Grupo Televisa SA - ADR	188	3,194
Informa Plc	571	2,056
Li & Fung Ltd.	766	2,056
OPAP SA	54	1,439
Puma AG Rudolf Dassler Sport (e)	14	3,142
Reed Elsevier Plc	402	2,991
Toyota Motor Corp.	64	2,446
WPP Plc	345	2,289
		28,613
CONSUMER STAPLES - 13.8%
Anheuser-Busch InBev NV (e)	202	7,303
Anheuser-Busch InBev NV- Strip VVPR (c)	59	-
British American Tobacco Plc	117	3,229
Danone	30	1,458
Heineken Holding NV (e)	72	2,301
Imperial Tobacco Group Plc	267	6,943
Nestle SA	189	7,109
Reckitt Benckiser Group Plc	120	5,473
Tesco Plc	843	4,904
		38,720
ENERGY - 8.5%
BG Group Plc	191	3,198
Canadian Natural Resources Ltd.	44	2,302
EnCana Corp. (e)	40	1,993
ENI SpA	209	4,945
Petroleo Brasileiro SA - ADR	79	2,622
Petroleum Geo-Services ASA (c)	166	1,029

Suncor Energy Inc.	102	3,105
Total SA (e)	88	4,736
		23,930
FINANCIALS - 5.0%
Akbank T.A.S.	399	1,789
Aviva Plc	196	1,100
AXA SA (e)	57	1,078
BNP Paribas (e)	50	3,265
Deutsche Boerse AG	18	1,371
QBE Insurance Group Ltd.	65	1,037
United Overseas Bank Ltd.	431	4,368
		14,008
HEALTH CARE - 17.7%
Bayer AG	97	5,193
Cochlear Ltd.	79	3,661
CSL Ltd.	115	2,990
Merck KGaA	49	5,014
Novo-Nordisk A/S - Class B	93	5,041
Roche Holding AG	58	7,830
Shire Plc	391	5,380
Smith & Nephew Plc	172	1,273
Sonova Holding AG (e)	53	4,342
Teva Pharmaceutical Industries Ltd. - ADR (e)	180	8,896
		49,620
INDUSTRIALS - 11.0%
BAE Systems Plc	507	2,822
Bharat Heavy Electricals Ltd.	59	2,692
Canadian National Railway Co. (e)	50	2,142
Capita Group Plc	213	2,502
Fanuc Ltd.	36	2,900
Finmeccanica SpA	333	4,683
Hutchison Whampoa Ltd.	665	4,346
Keppel Corp. Ltd.	816	3,887
Singapore Technologies Engineering Ltd. (e)	1,433	2,424
TNT NV	123	2,379
		30,777
INFORMATION TECHNOLOGY - 7.4%
Cap Gemini SA	31	1,146
Hoya Corp.	141	2,842
Infosys Technologies Ltd. - ADR (e)	132	4,857
Keyence Corp.	15	3,125
Nidec Corp.	60	3,650
Nokia Oyj	112	1,643
Taiwan Semiconductor Manufacturing Co. Ltd.	2,082	3,472
		20,735
MATERIALS - 4.3%
BHP Billiton Ltd.	186	5,211
CRH Plc	77	1,762
Syngenta AG	21	4,977
		11,950
TELECOMMUNICATION SERVICES - 8.6%
America Movil SAB de CV - ADR	138	5,342

Koninklijke KPN NV	282	3,871
Philippine Long Distance Telephone Co.	96	4,770
Telefonica SA	218	4,941
Vodafone Group Plc	2,632	5,076
		24,000
UTILITIES - 1.2%
International Power Plc	867	3,394

Total Common Stocks (cost $303,435)		245,747

SHORT TERM INVESTMENTS - 16.7%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.19% (a) (h)	18,641	18,641
Securities Lending Collateral - 10.0%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	7,270	7,270
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	21,263	20,803
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,173	-
		28,073

Total Short Term Investments (cost $48,347)		46,714

Total Investments - 104.4% (cost $351,782)		292,461
Other Assets and Liabilities, Net - (4.4%)		(12,438)
Total Net Assets - 100%		$ 280,023

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 14.2%
Apollo Group Inc. - Class A (c) (e)	99	$ 7,044
AutoZone Inc. (c) (e)	65	9,821
Darden Restaurants Inc. (e)	103	3,409
Gap Inc. (e)	261	4,277
Home Depot Inc. (e)	187	4,410
J.C. Penney Co. Inc. (e)	157	4,502
Kohl’s Corp. (c) (e)	93	3,967
Limited Brands Inc.	359	4,303
McDonald’s Corp.	101	5,805
Ross Stores Inc.	107	4,134
Sherwin-Williams Co. (e)	116	6,235
Target Corp. (e)	111	4,372
		62,279
CONSUMER STAPLES - 1.4%
Wal-Mart Stores Inc.	128	6,218

ENERGY - 6.9%
Diamond Offshore Drilling Inc. (e)	52	4,283
ENSCO International Inc. (e)	125	4,375
Marathon Oil Corp.	136	4,090
National Oilwell Varco Inc. (c)	144	4,698
Occidental Petroleum Corp.	197	12,982
		30,428

FINANCIALS - 6.9%
BlackRock Inc.	25	4,437
Chubb Corp.	187	7,468
Goldman Sachs Group Inc. (e)	64	9,401
TD Ameritrade Holding Corp. (c)	249	4,368
Unum Group	287	4,560
		30,234
HEALTH CARE - 12.2%
Abbott Laboratories	77	3,620
Amgen Inc. (c) (e)	322	17,041
Express Scripts Inc. (c)	75	5,185
Gilead Sciences Inc. (c) (e)	177	8,280
Johnson & Johnson	142	8,048
UnitedHealth Group Inc.	232	5,807
WellPoint Inc. (c)	113	5,740
		53,721
INDUSTRIALS - 14.4%
ABB Ltd. (c)	336	5,289
Fluor Corp. (e)	174	8,926
Goodrich Corp.	96	4,775
Joy Global Inc. (e)	94	3,375
Lockheed Martin Corp. (e)	264	21,320
Norfolk Southern Corp. (e)	101	3,796
Union Pacific Corp. (e)	88	4,590
United Technologies Corp.	86	4,494
URS Corp. (c)	136	6,721
		63,286
INFORMATION TECHNOLOGY - 37.1%
Accenture Ltd.	474	15,867
Adobe Systems Inc. (c) (e)	271	7,674
Apple Inc. (c)	88	12,559
BMC Software Inc. (c)	280	9,472
Cisco Systems Inc. (c)	398	7,415
Google Inc. - Class A (c)	16	6,597
Hewlett-Packard Co. (e)	573	22,162
International Business Machines Corp.	102	10,652
Intuit Inc. (c)	140	3,938
Marvell Technology Group Ltd. (c)	413	4,802
MasterCard Inc. (e)	25	4,190
Microsoft Corp.	614	14,602
Netease.com - ADR (c) (e)	141	4,961
Oracle Corp. (e)	654	14,007
Symantec Corp. (c)	461	7,166
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	429	4,038
Western Digital Corp. (c)	194	5,147
Xilinx Inc. (e)	380	7,777
		163,026
MATERIALS - 3.8%
BHP Billiton Ltd. - ADR (e)	163	8,925
Syngenta AG	34	8,008
		16,933
TELECOMMUNICATION SERVICES - 0.8%

America Movil SAB de CV - ADR	95	3,673

Total Common Stocks (cost $455,906)		429,798

SHORT TERM INVESTMENTS - 5.6%
Mutual Funds - 2.4%
JNL Money Market Fund, 0.19% (a) (h)	10,434	10,434

Securities Lending Collateral - 3.2%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	6,773	6,773
BNY Mellon SL DBT II Liquidating Fund, 0.81% (f) (h)	7,612	7,448
Mellon GSL Reinvestment Trust II (d) (f) (u)	510	-
		14,221

Total Short Term Investments (cost $25,329)		24,655

Total Investments - 103.3% (cost $481,235)		454,453
Other Assets and Liabilities, Net - (3.3%)		(14,566)
Total Net Assets - 100%		$ 439,887

JNL/AIM Global Real Estate Fund
COMMON STOCKS - 89.0%
CONSUMER DISCRETIONARY - 0.2%
Starwood Hotels & Resorts Worldwide Inc.	15	$ 328

FINANCIALS - 30.3%
AEON Mall Co. Ltd.	41	780
CapitaLand Ltd.	1,852	4,744
China Resources Land Ltd. (e)	1,356	3,006
Citycon Oyj	198	516
Conwert Immobilien Invest SE (c)	55	442
Deutsche EuroShop AG	15	469
Hang Lung Properties Ltd.	1,168	3,866
Henderson Land Development Co. Ltd.	565	3,241
Hongkong Land Holdings Ltd.	730	2,584
Hufvudstaden AB	140	871
Hysan Development Co. Ltd.	171	439
Kerry Properties Ltd.	487	2,137
Mitsubishi Estate Co. Ltd.	544	9,097
Mitsui Fudosan Co. Ltd.	445	7,774
NTT Urban Development Corp.	1	1,090
Sino Land Co.	658	1,090
Sumitomo Realty & Development Co. Ltd. (e)	162	2,978
Sun Hung Kai Properties Ltd.	951	11,878
		57,002
INDUSTRIALS - 2.3%
China Overseas Land & Investment Ltd.	1,905	4,425

REAL ESTATE INVESTMENT TRUSTS - 56.2%
Apartments-REITS - 5.1%
AvalonBay Communities Inc. (e)	29	1,631

Camden Property Trust (e)	71	1,967
Equity Residential (e)	154	3,427
Essex Property Trust Inc. (e)	29	1,796
Mid-America Apartment Communities Inc. (e)	23	841
		9,662
Development-REITS - 1.7%
Agile Property Holdings Ltd.	300	431
New World Development Ltd.	203	367
Shimao Property Holdings Ltd.	789	1,533
Sino-Ocean Land Holdings Ltd.	724	829
		3,160
Diversified-REITS - 18.7%
British Land Co. Plc	403	2,532
Ascendas Real Estate Investment Trust (e)	1,039	1,140
Canadian Real Estate Investment Trust	55	1,161
Corio NV (e)	54	2,605
Derwent London Plc	107	1,650
Digital Realty Trust Inc. (e)	65	2,328
Eurocommercial Properties NV (e)	13	414
GPT Group	5,259	2,077
Hammerson Plc	221	1,117
Klepierre	53	1,360
Land Securities Group Plc	305	2,367
Liberty Property Trust	69	1,597
Mirvac Group	1,208	1,051
Morguard Real Estate Investment Trust	43	353
Segro Plc	3,327	1,327
Shaftesbury Plc (u)	86	425
Unibail-Rodamco (e)	45	6,658
Vornado Realty Trust (e)	59	2,653
Washington Real Estate Investment Trust (e)	32	712
Wereldhave NV	23	1,723
		35,250
Health Care-REITS - 6.3%
HCP Inc. (e)	99	2,101
Health Care REIT Inc. (e)	71	2,414
Nationwide Health Properties Inc. (e)	86	2,203
Omega Healthcare Investors Inc. (e)	59	909
Senior Housing Properties Trust	99	1,615
Ventas Inc. (e)	90	2,688
		11,930
Hotels-REITS - 1.0%
Host Hotels & Resorts Inc. (e)	215	1,805

Office Property-REITS - 8.5%
Alexandria Real Estate Equities Inc. (e)	33	1,192
Boston Properties Inc.	62	2,979
Great Portland Estates Plc	261	946
Highwoods Properties Inc.	65	1,452
Icade SA	12	1,020
Kilroy Realty Corp. (e)	32	661
Japan Real Estate Investment Corp.	-	2,411

Mack-Cali Realty Corp.	42	946
Nippon Building Fund Inc.	-	2,778
SL Green Realty Corp. (e)	43	979
Tokyu REIT Inc. (e)	-	558
		15,922
Regional Malls-REITS - 3.8%
Macerich Co. (e)	52	920
Simon Property Group Inc. (e)	125	6,403
		7,323
Shopping Malls-REITS - 6.9%
Acadia Realty Trust (e)	48	627
CapitaMall Trust (u)	962	930
Federal Realty Investors Trust (e)	42	2,138
Link Real Estate Investment Trust	809	1,725
Kimco Realty Corp.	56	567
Primaris Retail Real Estate Investment Trust	66	669
Regency Centers Corp. (e)	51	1,773
RioCan Real Estate Investment Trust (e)	217	2,851
Tanger Factory Outlet Centers Inc. (e)	32	1,044
Vastned Retail NV	15	732
		13,056
Storage-REITS - 2.1%
Big Yellow Group Plc (c)	71	400
Public Storage (e)	56	3,647
		4,047
Warehouse/Industrial-REITS - 2.1%
AMB Property Corp. (e)	42	781
DCT Industrial Trust Inc.	249	1,017
EastGroup Properties Inc.	20	650
ProLogis (e)	185	1,491
		3,939

Total Common Stocks (cost $165,450)		167,849

PREFERRED STOCKS - 8.1%
REAL ESTATE INVESTMENT TRUSTS - 8.1%
Diversified-REITS - 2.6%
Dexus Property Group	3,251	1,966
Stockland	1,130	2,924
		4,890
Shopping Centers-REITS - 5.5%
CFS Retail Property Trust (e)	1,590	2,115
Westfield Group	890	8,162
		10,277

Total Preferred Stocks (Cost $14,696)		15,167

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Morgan Stanley Capital I REMIC,
5.95%, 10/15/42 (i)	$ 330	82

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $322)		82

SHORT TERM INVESTMENTS - 20.0%
Mutual Funds - 4.3%
JNL Money Market Fund, 0.19% (a) (h)	8,094	8,094
Securities Lending Collateral - 15.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	8,155	8,155
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	21,834	21,363
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,085	-
		29,518

Total Short Term Investments (cost $39,168)		37,612

Total Investments - 117.1% (cost $219,636)		220,710
Other Assets and Liabilities, Net - (17.1%)		(32,304)
Total Net Assets - 100%		$ 188,406

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.8%
AnnTaylor Stores Corp. (c) (e)	25	$ 197
Big Lots Inc. (c) (e)	21	446
Brinker International Inc. (e)	32	552
Buffalo Wild Wings Inc. (c) (e)	10	341
Choice Hotels International Inc. (e)	17	442
Darden Restaurants Inc.	14	457
DeVry Inc.	7	357
HOT Topic Inc. (c) (e)	64	466
Jack in the Box Inc. (c)	30	674
Live Nation Inc. (c) (e)	27	133
Marvel Entertainment Inc. (c)	24	839
National CineMedia Inc.	22	304
Penn National Gaming Inc. (c)	15	441
PF Chang’s China Bistro Inc. (c) (e)	20	626
Tractor Supply Co. (c)	9	385
Warnaco Group Inc. (c)	20	649
Zumiez Inc. (c) (e)	34	275
		7,584
CONSUMER STAPLES - 2.4%
Church & Dwight Co. Inc.	12	636
Ralcorp Holdings Inc. (c)	13	784
		1,420
ENERGY - 5.6%
Arena Resources Inc. (c)	24	760
Bill Barrett Corp. (c) (e)	16	429
Carrizo Oil & Gas Inc. (c) (e)	20	342
Dril-Quip Inc. (c) (e)	18	680
FMC Technologies Inc. (c)	12	437
Goodrich Petroleum Corp. (c) (e)	15	366
Whiting Petroleum Corp. (c)	8	280

		3,294
FINANCIALS - 9.1%
Affiliated Managers Group Inc. (c) (e)	9	536
BioMed Realty Trust Inc.	32	330
Brown & Brown Inc.	19	386
City National Corp. (e)	9	349
Cullen/Frost Bankers Inc.	8	360
Federated Investors Inc. - Class B	20	484
Greenhill & Co. Inc. (e)	12	895
optionsXpress Holdings Inc.	24	375
ProAssurance Corp. (c)	12	563
Stifel Financial Corp. (c)	14	650
SVB Financial Group (c) (e)	16	439
		5,367
HEALTH CARE - 19.7%
Acorda Therapeutics Inc. (c)	19	533
AMAG Pharmaceuticals Inc. (c)	12	646
BioMarin Pharmaceutical Inc. (c) (e)	29	460
Chemed Corp.	16	616
Eclipsys Corp. (c)	42	746
Gen-Probe Inc. (c)	10	428
Insulet Corp. (c) (e)	27	205
inVentiv Health Inc. (c)	24	320
Isis Pharmaceuticals Inc. (c) (e)	17	282
LifePoint Hospitals Inc. (c) (e)	23	597
Martek Biosciences Corp. (e)	19	392
Mednax Inc. (c)	13	554
Meridian Bioscience Inc. (e)	23	520
Myriad Genetics Inc. (c) (e)	12	411
Myriad Pharmaceuticals Inc. (c)	3	13
NuVasive Inc. (c) (e)	14	609
OSI Pharmaceuticals Inc. (c) (e)	10	277
Parexel International Corp. (c)	26	375
Perrigo Co.	16	436
PSS World Medical Inc. (c)	21	391
Techne Corp.	7	472
United Therapeutics Corp. (c) (e)	7	594
Varian Inc. (c)	20	784
VCA Antech Inc. (c) (e)	24	637
Zoll Medical Corp. (c)	19	366
		11,664
INDUSTRIALS - 16.7%
Barnes Group Inc. (e)	14	171
Bucyrus International Inc. - Class A (e)	13	380
Corrections Corp. of America (c)	25	431
CoStar Group Inc. (c) (e)	20	800
Dynamic Materials Corp. (e)	17	333
EnergySolutions Inc.	33	304
Forward Air Corp. (e)	21	456
Fuel Tech Inc. (c) (e)	31	304
General Cable Corp. (c)	17	655
Hexcel Corp. (c)	31	297

HUB Group Inc. - Class A (c)	24	505
Interface Inc.	48	295
Knight Transportation Inc. (e)	45	744
Lindsay Corp. (e)	9	311
Pike Electric Corp. (c)	46	555
Quanta Services Inc. (c)	15	355
Regal-Beloit Corp. (e)	15	592
Tetra Tech Inc. (c) (e)	25	729
TransDigm Group Inc. (c)	21	753
Wabtec Corp.	16	526
Watsco Inc. (e)	9	421
		9,917
INFORMATION TECHNOLOGY - 28.9%
Advanced Energy Industries Inc. (c)	44	393
Aspen Technology Inc. (c)	48	410
Bankrate Inc. (c) (e)	15	387
Blackboard Inc. (c) (e)	13	385
Cabot Microelectronics Corp. (c)	15	423
Cogent Inc. (c)	56	600
Coherent Inc. (c) (e)	15	310
F5 Networks Inc. (c)	14	498
Global Payments Inc.	13	494
Harmonic Inc. (c)	74	435
Hittite Microwave Corp. (c)	17	577
Informatica Corp. (c)	40	685
Lawson Software Inc. (c)	83	465
Manhattan Associates Inc. (c)	29	527
Micros Systems Inc. (c)	17	418
Microsemi Corp. (c)	33	453
Monolithic Power Systems Inc. (c)	27	614
NeuStar Inc. - Class A (c)	25	557
Nice Systems Ltd. - ADR (c)	22	511
Omniture Inc. (c)	37	470
ON Semiconductor Corp. (c)	69	472
Polycom Inc. (c)	31	636
Power Integrations Inc.	22	534
Quality Systems Inc. (e)	19	1,082
Silicon Laboratories Inc. (c)	16	597
SRA International Inc. - Class A (c)	26	450
Starent Networks Corp. (c) (e)	37	896
Sybase Inc. (c)	13	396
Syntel Inc. (e)	19	602
Tech Data Corp. (c)	22	729
Varian Semiconductor Equipment Associates Inc. (c)	26	622
Websense Inc. (c)	29	513
		17,141
MATERIALS - 2.2%
Calgon Carbon Corp. (c)	28	389
Carpenter Technology Corp.	14	288
Grief Inc.	14	638
		1,315
TELECOMMUNICATION SERVICES - 1.0%

SBA Communications Corp. (c) (e)	24	593

UTILITIES - 1.0%
ITC Holdings Corp. (e)	13	612

Total Common Stocks (cost $65,603)		58,907

SHORT TERM INVESTMENTS - 22.2%
Mutual Funds - 1.3%
JNL Money Market Fund, 0.19% (a) (h)	795	795

Securities Lending Collateral - 20.9%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,919	5,919
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	6,616	6,474
Mellon GSL Reinvestment Trust II (d) (f) (u)	289	-
		12,393

Total Short Term Investments (cost $13,619)		13,188

Total Investments - 121.6% (cost $79,222)		72,095
Other Assets and Liabilities, Net - (21.6%)		(12,800)
Total Net Assets - 100%		$ 59,295

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 59.0%
CONSUMER DISCRETIONARY - 5.3%
Apollo Group Inc. - Class A (c)	2	$ 142
Autoliv Inc.	15	423
Bayerische Motoren Werke AG	10	380
Best Buy Co. Inc.	8	278
BorgWarner Inc. (e)	40	1,362
CBS Corp. - Class B	61	421
Compagnie Generale des Etablissements Michelin	4	211
Home Depot Inc.	31	723
Honda Motor Co. Ltd.	14	389
Inditex SA	3	146
Johnson Controls Inc.	21	460
Li Ning Co. Ltd.	46	134
Lowe’s Cos. Inc.	11	217
Peugeot SA (c) (e)	8	205
Pulte Homes Inc. (e)	37	324
Renault SA (c)	5	170
Target Corp.	52	2,041
Toyota Motor Corp.	32	1,208
Vivendi SA	15	353
Walt Disney Co. (e)	48	1,111
Wolters Kluwer NV	6	96
		10,794
CONSUMER STAPLES - 6.3%
Cadbury Plc	61	523
Coca-Cola Co.	5	235

Imperial Tobacco Group Plc	35	898
Kimberly-Clark de Mexico SAB de CV	171	654
Koninklijke Ahold NV	13	152
Kraft Foods Inc. - Class A	6	162
Lawson Inc.	3	119
L’Oreal SA	23	1,711
Marfrig Frigorificos e Comercio de Alimentos SA (c)	13	92
Nestle SA	20	749
PepsiCo Inc.	10	544
Pernod-Ricard SA (e)	18	1,137
Philip Morris International Inc.	20	881
Procter & Gamble Co.	9	470
SABMiller Plc	31	626
Seven & I Holdings Co. Ltd.	5	113
Shoppers Drug Mart Corp.	6	241
Tesco Plc	156	905
Unilever NV	24	566
Wal-Mart de Mexico SAB de CV	170	504
Wal-Mart Stores Inc.	29	1,390
		12,672
ENERGY - 5.0%
BG Group Plc	33	548
Cameco Corp.	30	759
Canadian Natural Resources Ltd.	18	931
Chevron Corp.	8	497
China Shenhua Energy Co. Ltd.	126	465
Cia Energetica de Minas Gerais	2	28
CNOOC Ltd.	105	130
EnCana Corp. (e)	2	114
Gazprom OAO - ADR	1	10
Marathon Oil Corp.	22	657
OAO Gazprom - ADR	12	241
Oil Search Ltd.	29	128
Reliance Industries Ltd. (c)	3	128
Royal Dutch Shell Plc - Class A	86	2,140
Sasol Ltd.	4	144
Schlumberger Ltd.	22	1,185
SeaDrill Ltd. (e)	40	571
Suncor Energy Inc.	10	310
Tenaris SA - ADR	10	268
Total SA	8	449
Transocean Ltd. (c)	5	401
		10,104
FINANCIALS - 11.3%
ACE Ltd.	3	137
Allianz SE	8	691
Allstate Corp.	19	454
Australia & New Zealand Banking Group Ltd. (t) (u)	8	101
Banco Bilbao Vizcaya Argentaria SA	44	548
Bank of China Ltd.	3,949	1,880
Bank of New York Mellon Corp.	3	88
Bank Pekao SA (c)	3	110

Barclays Plc	162	753
Berkshire Hathaway Inc. - Class A (c)	-	720
BNP Paribas (e)	7	428
BOC Hong Kong Holdings Ltd.	85	148
Bumiputra-Commerce Holdings Bhd	82	212
Charles Schwab Corp.	5	84
CME Group Inc.	-	124
Credit Suisse Group AG	4	164
Deutsche Bank AG	8	479
Deutsche Boerse AG	4	287
DLF Ltd. (t) (u)	201	1,303
Goldman Sachs Group Inc.	22	3,273
Grupo Financiero Inbursa SA	440	1,169
Hang Lung Properties Ltd. (e)	37	122
Hong Kong Exchanges & Clearing Ltd. (e)	16	243
HSBC Holdings Plc	231	1,912
Industrial & Commercial Bank of China (e)	766	534
Itau Unibanco Holding SA - ADR	8	125
JPMorgan Chase & Co.	48	1,634
Link Real Estate Investment Trust	166	354
Mitsubishi Estate Co. Ltd.	11	184
MSCI Inc. (c)	38	921
Muenchener Rueckversicherungs AG	1	114
Onex Corp.	4	70
Plum Creek Timber Co. Inc. (e)	3	89
Power Corp. of Canada	7	150
Progressive Corp. (c)	61	914
QBE Insurance Group Ltd. (t) (u)	9	148
Shinhan Financial Group Co. Ltd. (c)	3	84
Sino-Ocean Land Holdings Ltd.	453	518
SP Setia Berhad	154	174
Standard Chartered Plc	30	566
State Street Corp.	3	156
Sumitomo Mitsui Financial Group Inc. (t) (u)	5	220
Tokio Marine Holdings Inc.	8	216
UBS AG (c)	11	135
Wharf Holdings Ltd.	40	170
		22,906
HEALTH CARE - 5.7%
Allergan Inc.	9	447
Baxter International Inc.	26	1,372
Bayer AG	3	155
Biogen Idec Inc. (c)	12	542
Celgene Corp. (c)	25	1,210
Cerner Corp. (c) (e)	27	1,707
DaVita Inc. (c) (e)	15	722
Genmab A/S (c)	11	387
Johnson & Johnson	9	517
Medtronic Inc.	5	164
Merck & Co. Inc.	16	436
Novo-Nordisk A/S - Class B	4	195
Roche Holding AG	20	2,769

Shire Plc	51	694
Shire Plc - ADR	3	112
Synthes Inc.	1	139
		11,568
INDUSTRIALS - 4.7%
Air France-KLM (e)	1	13
Aveng Ltd.	22	98
Beijing Enterprises Holdings Ltd.	48	240
Bouygues SA	14	544
China Overseas Land & Investment Ltd.	94	218
China Railway Construction Corp.	200	308
Container Corp. of India Ltd.	8	155
Danaher Corp. (e)	6	352
Delta Air Lines Inc. (c) (e)	102	591
Deutsche Lufthansa AG	9	109
Emerson Electric Co.	18	577
Fanuc Ltd.	9	693
FedEx Corp.	4	200
First Solar Inc. (c) (e)	5	827
Fluor Corp.	7	359
JetBlue Airways Corp. (c) (e)	48	205
Mitsubishi Corp. (e)	67	1,242
Mitsui OSK Lines Ltd.	61	397
Norfolk Southern Corp.	4	143
Orascom Construction Industries - GDR (t) (u)	9	294
Parker Hannifin Corp.	3	116
Qantas Airways Ltd.	180	292
Siemens AG	3	234
SMC Corp.	7	755
SunPower Corp. - Class A (c) (e)	4	104
Suntech Power Holdings Co. Ltd. - ADR (c) (e)	9	161
Weichai Power Co. Ltd. (e)	56	186
		9,413
INFORMATION TECHNOLOGY - 9.2%
Acer Inc.	71	124
Adobe Systems Inc. (c) (e)	28	778
Agilent Technologies Inc. (c)	7	146
Alibaba.com Ltd. (c)	68	120
Altera Corp.	7	119
Apple Inc. (c)	2	228
Broadcom Corp. - Class A (c)	20	496
Canon Inc.	6	210
Cisco Systems Inc. (c)	45	844
Companhia Brasileira de Meios de Pagamento (c) (t) (u)	19	163
Delta Electronics Inc.	354	804
Genpact Ltd. (c)	26	300
Giant Interactive Group Inc. - ADR (e)	12	95
Google Inc. - Class A (c)	6	2,614
HON HAI Precision Industry Co. Ltd. - GDR	48	293
HTC Corp. - GDR (e) (f)	5	279
International Business Machines Corp.	7	773
Juniper Networks Inc. (c)	46	1,076

Keyence Corp.	1	213
Maxim Integrated Products Inc.	20	320
MediaTek Inc.	5	60
Microchip Technology Inc. (e)	8	180
Murata Manufacturing Co. Ltd.	10	413
NHN Corp. (c)	2	297
Nintendo Co. Ltd.	7	1,880
Nokia Oyj	41	594
QUALCOMM Inc.	21	954
Research In Motion Ltd. (c)	6	441
Samsung Electronics Co. Ltd.	1	422
Samsung Electronics Co. Ltd. - GDR	1	261
SAP AG	11	442
Synnex Technology International Corp.	75	122
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12	112
Tencent Holdings Ltd.	12	140
Trend Micro Inc. (e)	18	577
Visa Inc. - Class A	10	648
Wistron Corp.	110	183
Yahoo! Inc. (c)	59	922
		18,643
MATERIALS - 4.8%
Air Liquide	2	218
Air Products & Chemicals Inc.	5	291
Allegheny Technologies Inc. (e)	23	786
AngloGold Ashanti Ltd.	7	253
AngloGold Ashanti Ltd. - ADR	4	139
Barrick Gold Corp.	18	607
Cemex SAB de CV - ADR (c) (e)	26	247
CRH Plc	45	1,020
Dow Chemical Co.	30	491
Gerdau SA - ADR (e)	15	153
Harmony Gold Mining Co. Ltd (c)	10	108
Holcim Ltd. (c)	24	1,339
Inmet Mining Corp.	4	143
Israel Chemicals Ltd.	15	148
Lafarge SA (e) (t) (u)	7	492
Monsanto Co.	9	699
Nucor Corp.	3	138
Potash Corp.	10	905
Rio Tinto Plc	4	145
Sappi Ltd.	43	127
Sappi Ltd. - ADR (e)	15	44
Sumitomo Metal Mining Co. Ltd.	13	184
UPM-Kymmene Oyj	29	250
Vale SA - ADR (e)	39	597
Vulcan Materials Co. (e)	4	185
		9,709
TELECOMMUNICATION SERVICES - 5.3%
America Movil SAB de CV - ADR	24	918
American Tower Corp. (c)	29	921
AT&T Inc.	7	161

BCE Inc.	5	101
Bezeq Israeli Telecommunication Corp. Ltd.	92	171
Bharti Airtel Ltd. (c)	62	1,033
Chunghwa Telecom Co. Ltd. - ADR	11	215
Chunghwa Telecom Co. Ltd.	98	196
France Telecom SA	24	549
Koninklijke KPN NV	92	1,265
NTT DoCoMo Inc.	-	302
Rogers Communications Inc. - Class B (e)	14	352
SoftBank Corp.	69	1,342
Swisscom AG	1	161
Taiwan Mobile Co. Ltd.	109	186
Telefonos de Mexico SAB de CV - ADR (e)	58	937
Telenor ASA (c)	18	136
Telmex Internacional SAB de CV - ADR	80	1,009
Telstra Corp. Ltd.	184	503
Turk Telekomunikasyon AS	67	210
		10,668
UTILITIES - 1.4%
American Water Works Co. Inc.	7	124
Centrais Eletricas Brasileiras SA	2	35
Companhia Energetica de Minas Gerais - ADR	12	166
E.ON AG	4	124
Edison International Inc.	4	132
Enersis SA - ADR	45	839
GDF Suez	5	197
Scottish & Southern Energy Plc	10	184
Tanjong Plc	45	169
United Utilities Group Plc	16	131
Veolia Environnement (e)	21	618
Xinao Gas Holdings Ltd.	68	116
		2,835

Total Common Stocks (cost $126,479)		119,312

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.1%
NET Servicos de Comunicacao SA	15	146

INFORMATION TECHNOLOGY - 0.1%
ASAT Holdings Ltd., 13.00% (f) (s) (u)	1	-
Tele Norte Leste Participacoes SA	12	185
		185
UTILITIES - 0.1%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6	109

Total Preferred Stocks (cost $365)		440

RIGHTS - 0.0%
Rio Tinto Plc (c)	2	25

Total Rights (cost $82)		25

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f) (s) (u)		-	-

Total Warrants (cost $0)			-

CORPORATE BONDS AND NOTES - 5.6%
CONSUMER DISCRETIONARY - 0.5%
Charter Communications Operating LLC,
8.38%, 04/30/14 (k) (t) (u)		$ 200	192
Daimler Finance North America LLC, 5.88%, 03/15/11		355	361
Time Warner Inc., 5.88%, 11/15/16		250	246
US Investigations Services Inc., 10.50%, 11/01/15 (s) (u)		200	163
			962
CONSUMER STAPLES - 0.2%
Smithfield Foods Inc., 8.00%, 10/15/09 (e)		150	150
Tesco Plc, 5.50%, 01/13/33	GBP	100	154
			304
ENERGY - 0.0%
Evergreen Energy Inc., 8.00%, 08/01/12 (s) (u)		60	19

FINANCIALS - 2.3%
Bank of America NA, 5.30%, 03/15/17		500	424
BAT International Finance Plc,
8.13%, 11/15/13 (e) (t) (u)		150	163
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (t) (u)		150	156
Depfa ACS Bank, 3.25%, 02/15/12	EUR	550	715
Eurohypo AG, 4.50%, 01/21/13	EUR	100	147
Ford Motor Credit Co. LLC, 8.63%, 11/01/10		100	94
Goldman Sachs Group Inc., 7.50%, 02/15/19		300	321
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	234
Muenchener Rueckversicherungs AG,
6.75%, 06/21/23	EUR	150	204
Nielsen Finance LLC, 10.00%, 08/01/14		200	189
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	273
Royal Bank of Scotland Plc
4.38%, 07/13/16	EUR	250	328
6.93%, 04/09/18	EUR	200	233
Societe Generale, 5.75%, 04/20/16 (t) (u)		150	138
Standard Chartered Bank, 6.40%, 09/26/17 (t) (u)		300	263
Sumitomo Mitsui Banking Corp.,
4.38%, 10/27/14 (i)	EUR	200	277
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	212
UniCredito Luxemburg Finance SA,
6.00%, 10/31/17 (t) (u)		150	134
Westfield Europe Finance Plc., 5.50%, 06/27/17	GBP	150	201
			4,706

HEALTH CARE - 0.8%
AstraZeneca Plc, 5.90%, 09/15/17		250	268
Bayer AG, 5.00%, 07/29/2105 (i)	EUR	200	237
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	212

Roche Holdings Inc., 6.00%, 03/01/19 (t) (u)		400	427
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	367
Tenet Healthcare Corp., 8.88%, 07/01/19 (e) (t) (u)		200	201
			1,712
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	208

INFORMATION TECHNOLOGY - 0.0%
NXP BV, 7.88%, 10/15/14		200	92

TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 5.80%, 02/15/19		200	203
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	280
France Telecom SA
7.75%, 03/01/11 (l)		150	162
7.50%, 03/14/11	GBP	150	264
Koninklijke KPN NV, 4.75%, 01/17/17	EUR	200	279
Qwest Communications International Inc.,
7.25%, 02/15/14 (k)		100	97
Telecom Italia SpA, 8.25%, 03/21/16	EUR	150	237
Vodafone Group Plc, 4.75%, 06/14/16 (e)	EUR	350	489
			2,011
UTILITIES - 0.7%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	281
AES Corp., 9.38%, 09/15/10		125	126
AES Panama SA, 6.35%, 12/12/16 (t) (u)		300	283
Edison Mission Energy, 7.75%, 06/15/16		150	122
National Grid Plc, 6.30%, 08/01/16		300	308
Veolia Environnement, 5.25%, 06/03/13		325	336
			1,456

Total Corporate Bonds and Notes (cost $11,963)			11,470

GOVERNMENT AND AGENCY OBLIGATIONS - 31.8%
GOVERNMENT SECURITIES - 28.6%
Sovereign - 18.2%
Brazil Notas do Tesouro Nacional Series F,
10.00%, 01/01/17	BRL	180	80
Brazilian Government International Bond
8.00%, 01/15/18		425	476
11.00%, 08/17/40		50	65
Canadian Government Bond, 4.50%, 06/01/15	CAD	1,100	1,037
Colombia Government International Bond
12.00%, 10/22/15	COP	156,000	83
7.38%, 09/18/37		100	102
France Government Bond, 5.00%, 10/25/11	EUR	625	943
Gabonese Republic, 8.20%, 12/12/17		200	176
German Treasury Bill, 4.00%, 01/04/37	EUR	100	135
German Treasury Bond, 4.75%, 06/11/10	EUR	1,400	2,035
Indonesia Government Bond,
10.38%, 05/04/14 (t) (u)		200	228
Italy Buoni Poliennali Del Tesoro, 3.75%, 12/15/13	EUR	700	1,008

Japan Government Bond
1.10%, 03/21/11	JPY	85,000	895
1.50%, 09/20/14	JPY	245,000	2,639
1.70%, 09/20/17	JPY	205,000	2,225
2.30%, 12/20/35	JPY	50,000	530
Mexican Bonos
7.75%, 12/14/17	MXN	2,300	171
10.00%, 12/05/24	MXN	10,000	861
Mexico Government International Bond
6.63%, 03/03/15		32	34
5.63%, 01/15/17		446	451
Netherlands Government Bond,
3.25%, 07/15/15	EUR	2,050	2,900
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	219
Poland Government Bond, 5.75%, 04/25/14	PLN	2,250	706
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	2,000	1,610
Republic of Colombia, 7.38%, 01/27/17		200	215
Republic of Deutschland
3.75%, 07/04/13	EUR	250	370
4.25%, 07/04/14	EUR	1,570	2,375
3.25%, 07/04/15	EUR	1,025	1,471
4.00%, 01/04/18	EUR	1,450	2,147
4.25%, 07/04/18	EUR	1,750	2,640
4.75%, 07/04/34	EUR	1,000	1,494
Republic of Iraq, 5.80%, 01/15/28		250	158
Republic of Turkey
7.50%, 07/14/17		125	131
6.88%, 03/17/36		150	137
Russia Government International Bond,
7.50%, 03/31/30		168	165
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,000	754
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,340
Sweden Government Bond, 6.75%, 05/05/14	SEK	2,550	391
Turkey Government International Bond,
16.00%, 03/07/12	TRY	137	96
United Kingdom Treasury Bond
4.00%, 09/07/16	GBP	575	998
4.50%, 03/07/19	GBP	1,100	1,927
4.25%, 06/07/32	GBP	300	487
			36,905
Treasury Inflation Index Securities - 0.5%
U.S. Treasury Inflation Indexed Note,
2.00%, 07/15/14 (r)		1,049	1,070

U.S. Treasury Securities - 10.7%
U.S. Treasury Bond
7.50%, 11/15/16 (e)		5,500	7,016
6.00%, 02/15/26 (e)		650	784
5.25%, 02/15/29 (e)		1,000	1,125
U.S. Treasury Note
4.50%, 02/28/11 (e)		3,500	3,710
2.75%, 02/28/13		4,500	4,628

4.25%, 08/15/13 (e)	1,600	1,730
4.25%, 11/15/13 (e)	2,450	2,648
		21,641
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 2.4%
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association
5.50%, 03/01/37	1,090	1,126
6.00%, 03/01/37	2,319	2,427
6.50%, 11/01/37	1,200	1,280
		4,833

Total Government and Agency Obligations (cost $64,110)		62,449

SHORT TERM INVESTMENTS - 17.2%
Mutual Funds - 3.1%
JNL Money Market Fund, 0.19% (a) (h)	6,340	6,340

Securities Lending Collateral - 14.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	11,521	11,521
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	17,371	16,996
Mellon GSL Reinvestment Trust II (d) (f) (u)	827	-
		28,517

Total Short Term Investments (cost $36,058)		34,857

Total Investments - 113.9% (cost $239,057)		230,553
Other Assets and Liabilities, Net - (13.9%)		(28,209)
Total Net Assets - 100%		$ 202,344

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 8.7%
Apollo Group Inc. - Class A (c)	16	$ 1,138
Autoliv Inc.	92	2,647
Bayerische Motoren Werke AG	15	561
BorgWarner Inc. (e)	88	3,000
Lowe’s Cos. Inc.	102	1,980
Target Corp.	91	3,592
Toyota Motor Corp.	89	3,379
Viacom Inc. - Class B (c)	45	1,026
Vivendi SA	49	1,179
		18,502
CONSUMER STAPLES - 10.2%
Coca-Cola Co.	34	1,608
Kraft Foods Inc. - Class A	86	2,189
Lawson Inc.	51	2,245
L’Oreal SA	29	2,197
PepsiCo Inc.	31	1,720

Pernod-Ricard SA (e)	65	4,101
Tesco Plc	430	2,501
Unilever Plc	93	2,169
Wal-Mart Stores Inc.	59	2,872
		21,602
ENERGY - 9.8%
Canadian Natural Resources Ltd.	76	3,998
China Shenhua Energy Co. Ltd.	922	3,397
Oil Search Ltd.	446	1,960
Royal Dutch Shell Plc - Class A	274	6,836
Schlumberger Ltd.	36	1,943
SeaDrill Ltd. (e)	48	691
Total SA (e)	37	1,992
		20,817
FINANCIALS - 18.8%
Allianz SE	14	1,298
Bank of China Ltd.	6,845	3,259
BNP Paribas	53	3,459
Deutsche Bank AG (e)	19	1,147
Deutsche Boerse AG	21	1,653
Goldman Sachs Group Inc.	32	4,762
HSBC Holdings Plc	408	3,373
Industrial & Commercial Bank of China	5,477	3,816
JPMorgan Chase & Co.	90	3,060
Kerry Properties Ltd.	57	248
Link Real Estate Investment Trust	940	2,006
Mitsubishi Estate Co. Ltd.	125	2,090
Muenchener Rueckversicherungs AG	15	1,963
Progressive Corp. (c)	127	1,920
QBE Insurance Group Ltd. (t) (u)	74	1,193
State Street Corp.	46	2,152
Wharf Holdings Ltd.	551	2,336
		39,735
HEALTH CARE - 11.1%
Allergan Inc.	42	1,994
Baxter International Inc.	34	1,795
Bayer AG	55	2,965
Biogen Idec Inc. (c)	47	2,127
DaVita Inc. (c)	41	2,028
Medtronic Inc.	72	2,519
Novo-Nordisk A/S - Class B	19	1,011
Roche Holding AG	39	5,262
Shire Plc	143	1,964
Synthes Inc.	18	1,743
		23,408
INDUSTRIALS - 7.8%
Air France-KLM (e)	32	406
Danaher Corp.	41	2,507
Delta Air Lines Inc. (c) (e)	209	1,210
FedEx Corp.	40	2,214
Fluor Corp.	44	2,247
JetBlue Airways Corp. (c) (e)	439	1,873

Mitsubishi Corp. (e)	113	2,094
Qantas Airways Ltd.	468	757
Ryanair Holdings Plc - ADR (c) (e)	60	1,703
SMC Corp.	13	1,402
		16,413
INFORMATION TECHNOLOGY - 8.7%
Cisco Systems Inc. (c)	69	1,294
Google Inc. - Class A (c) (e)	6	2,445
Juniper Networks Inc. (c)	91	2,145
Keyence Corp.	8	1,620
Nintendo Co. Ltd.	7	2,018
Nokia Oyj	140	2,050
QUALCOMM Inc.	35	1,568
Samsung Electronics Co. Ltd. - GDR	9	2,083
SAP AG	49	1,975
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	123	1,161
		18,359
MATERIALS - 7.1%
Air Products & Chemicals Inc.	38	2,467
Barrick Gold Corp.	57	1,926
CRH Plc	76	1,730
Potash Corp.	29	2,742
Rhodia SA (c) (e)	128	965
Rio Tinto Plc	67	2,320
Vale SA - ADR (e)	187	2,875
		15,025
TELECOMMUNICATION SERVICES - 9.2%
America Movil SAB de CV - ADR	74	2,854
American Tower Corp. (c)	87	2,734
AT&T Inc.	61	1,513
Bharti Airtel Ltd. (c)	125	2,093
France Telecom SA	27	611
Koninklijke KPN NV	160	2,193
Rogers Communications Inc. - Class B (e)	33	835
SoftBank Corp.	145	2,827
Telefonos de Mexico SAB de CV - ADR (e)	75	1,213
Telenor ASA (c)	144	1,108
Telstra Corp. Ltd.	546	1,491
		19,472
UTILITIES - 2.9%
Edison International Inc.	48	1,507
Enersis SA - ADR	87	1,607
GDF Suez	36	1,339
Veolia Environnement (e)	57	1,670
		6,123

Total Common Stocks (cost $213,669)		199,456

RIGHTS - 0.2%
Rio Tinto Plc (c)	35	404

Total Rights (cost $878)		404

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	$ 300	233

Total Corporate Bonds and Notes (cost $136)		233

SHORT TERM INVESTMENTS - 13.7%
Mutual Funds - 7.0%
JNL Money Market Fund, 0.19% (a) (h)	14,830	14,830
Securities Lending Collateral - 6.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	1,656	1,656
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	12,793	12,515
Mellon GSL Reinvestment Trust II (d) (f) (u)	810	-
		14,171

Total Short Term Investments (cost $30,089)		29,001

Total Investments - 108.3% (cost $244,772)		229,094
Other Assets and Liabilities, Net - (8.3%)		(17,508)
Total Net Assets - 100%		$ 211,586

JNL/Capital Guardian International Small Cap Fund * (y)
COMMON STOCKS - 84.4%
CONSUMER DISCRETIONARY - 14.5%
ABC-Mart Inc. (e)	28	$ 716
ANTA Sports Products Ltd.	441	551
Bloomsbury Publishing Plc	234	480
CC Land Holdings Ltd.	1,515	985
DSG International Plc	1,217	461
Hyundai Department Store Co. Ltd.	6	446
Inchcape Plc	1,661	519
JB Hi-Fi Ltd. (e)	63	781
Proto Corp.	46	1,310
Other Securities		4,514
		10,763
CONSUMER STAPLES - 9.0%
C&C Group Plc	166	560
Davide Campari-Milano SpA	162	1,297
Drogasil SA	50	481
MARR SpA	83	643
Milbon Co. Ltd. (e)	41	919
Olam International Ltd. (t) (u)	381	639
Sundrug Co. Ltd. (e)	36	791
Tassal Group Ltd. (e)	308	482
Other Securities		885
		6,697
ENERGY - 1.6%
Other Securities		1,155

FINANCIALS - 12.3%

Close Brothers Group Plc	42	450
Korean Reinsurance Co.	61	563
Midland Holdings Ltd. (e)	1,354	825
Paragon Group Companies Plc	421	526
Sumitomo Real Estate Sales Co. Ltd.	25	1,194
Yanlord Land Group Ltd. (e)	340	538
Other Securities		5,062
		9,158
HEALTH CARE - 9.6%
Genmab A/S (c)	25	849
Hogy Medical Co. Ltd.	12	621
MANI Inc.	19	1,215
Nakanishi Inc.	21	1,540
Omega Pharma SA	21	683
Sysmex Corp. (e)	40	1,446
Other Securities		749
		7,103
INDUSTRIALS - 15.4%
Aecon Group Inc. (e)	61	600
Amano Corp.	46	451
BFI Canada Ltd.	40	459
Brunel International NV	20	457
Chiyoda Corp. (e)	109	885
MISUMI Group Inc. (e)	32	454
Miura Co. Ltd.	59	1,308
Seek Ltd. (e)	389	1,306
SMA Solar Technology SA (e)	9	674
Other Securities		4,837
		11,430
INFORMATION TECHNOLOGY - 10.8%
Dai-ichi Seiko Co. Ltd.	33	879
Hamamatsu Photonics KK	41	792
Kontron AG	77	986
Micronics Japan Co. Ltd. (e)	31	452
Wacom Co. Ltd. (e)	-	823
Other Securities		4,105
		8,038
MATERIALS - 10.3%
Iluka Resources Ltd. (c)	291	670
Labrador Iron Ore Royalty Income Fund	36	972
Minefinders Corp. (c) (e)	56	388
Peter Hambro Mining Plc	112	1,116
Platmin Ltd.	116	88
Platmin Ltd. (c)	582	436
Uranium One Inc. (c) (e)	261	598
Other Securities		3,406
		7,674
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		305

UTILITIES - 0.5%
Other Securities		359

Total Common Stocks (cost $75,753)		62,682

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Other Securities		83

Total Preferred Stocks (cost $114)		83

INVESTMENT FUNDS - 3.3%
SPDR S&P International Small Cap ETF (e)	114	2,422

Total Investment Funds (cost $2,109)		2,422

RIGHTS - 0.1%
Other Securities		99

Total Rights (cost $273)		99

WARRANTS - 0.0%
Minefinders Corp. (c)	19	66
Peter Hambro Mining Plc (c)	10	6
Other Securities		-

Total Warrants (cost $81)		72

CORPORATE BONDS AND NOTES - 0.3%
CONSUMER STAPLES - 0.1%
Olam International Ltd., 1.00%, 07/03/13	$ 100	86

FINANCIALS - 0.2%
Other Securities		166

Total Corporate Bonds and Notes (cost $203)		252

SHORT TERM INVESTMENTS - 27.8%
Mutual Funds - 13.2%
JNL Money Market Fund, 0.19% (a) (h)	9,835	9,835

Securities Lending Collateral - 14.6%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	7,164	7,164
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	3,797	3,715
Mellon GSL Reinvestment Trust II (d) (f) (u)	212	-
		10,879

Total Short Term Investments (cost $21,008)		20,714

Total Investments - 116.1% (cost $99,541)		86,324
Other Assets and Liabilities, Net - (16.1%)		(11,985)
Total Net Assets - 100%		$ 74,366

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 8.8%
Apollo Group Inc. - Class A (c) (e)	11	$ 747
Best Buy Co. Inc. (e)	32	1,058
Home Depot Inc. (e)	47	1,104
Johnson Controls Inc. (e)	69	1,501
Lowe’s Cos. Inc.	255	4,942
Omnicom Group Inc.	43	1,348
Target Corp. (e)	266	10,511
Time Warner Cable Inc.	54	1,698
Time Warner Inc. (e)	67	1,691
Urban Outfitters Inc. (c) (e)	41	860
Viacom Inc. - Class B (c)	95	2,150
Walt Disney Co. (e)	61	1,411
		29,021
CONSUMER STAPLES - 10.2%
Avon Products Inc.	88	2,261
Colgate-Palmolive Co. (e)	25	1,768
Costco Wholesale Corp. (e)	55	2,532
Energizer Holdings Inc. (c) (e)	29	1,499
PepsiCo Inc.	166	9,129
Philip Morris International Inc.	101	4,401
Procter & Gamble Co.	76	3,889
Wal-Mart Stores Inc.	170	8,249
		33,728
ENERGY - 5.0%
Baker Hughes Inc. (e)	25	899
Diamond Offshore Drilling Inc. (e)	37	3,065
EOG Resources Inc.	21	1,433
Marathon Oil Corp.	105	3,158
Schlumberger Ltd.	150	8,089
		16,644
FINANCIALS - 7.9%
Berkshire Hathaway Inc. - Class A (c)	-	1,170
Charles Schwab Corp. (e)	48	844
CME Group Inc.	4	1,244
Goldman Sachs Group Inc.	81	12,002
Hudson City Bancorp Inc.	179	2,380
JPMorgan Chase & Co. (e)	94	3,196
Progressive Corp. (c)	180	2,720
RenaissanceRe Holdings Ltd.	51	2,374
		25,930
HEALTH CARE - 18.0%
Allergan Inc.	90	4,292
Baxter International Inc.	103	5,460
Biogen Idec Inc. (c) (e)	65	2,944
Celgene Corp. (c)	231	11,046
Cerner Corp. (c) (e)	227	14,152
DaVita Inc. (c)	107	5,292
Gilead Sciences Inc. (c) (e)	76	3,569
Health Net Inc. (c)	32	490

Medtronic Inc.	164	5,736
Shire Plc - ADR (e)	103	4,272
Teva Pharmaceutical Industries Ltd. - ADR (e)	43	2,097
		59,350
INDUSTRIALS - 11.3%
Danaher Corp. (e)	72	4,445
Emerson Electric Co.	44	1,439
FedEx Corp.	14	751
First Solar Inc. (c) (e)	49	8,009
Fluor Corp. (e)	112	5,724
General Electric Co. (e)	111	1,299
Illinois Tool Works Inc.	105	3,902
Iron Mountain Inc. (c) (e)	135	3,870
Monster Worldwide Inc. (c) (e)	132	1,557
Southwest Airlines Co. (e)	188	1,265
SunPower Corp. - Class A (c) (e)	48	1,279
United Parcel Service Inc. - Class B (e)	53	2,654
WW Grainger Inc. (e)	15	1,228
		37,422
INFORMATION TECHNOLOGY - 27.6%
Adobe Systems Inc. (c) (e)	146	4,132
Agilent Technologies Inc. (c) (e)	65	1,310
Altera Corp.	67	1,096
Apple Inc. (c)	56	7,948
Broadcom Corp. - Class A (c)	183	4,546
Brocade Communications Systems Inc. (c)	300	2,343
Cisco Systems Inc. (c)	443	8,265
eBay Inc. (c)	87	1,494
Google Inc. - Class A (c)	32	13,322
International Business Machines Corp. (e)	20	2,078
Jabil Circuit Inc. (e)	86	638
Juniper Networks Inc. (c) (e)	282	6,653
Maxim Integrated Products Inc. (e)	101	1,582
NetApp Inc. (c)	101	1,988
Nintendo Co. Ltd. - ADR	74	2,537
Oracle Corp.	38	803
Paychex Inc. (e)	169	4,251
QUALCOMM Inc.	158	7,137
Research In Motion Ltd. (c)	50	3,560
SAP AG - ADR	29	1,149
Visa Inc. - Class A (e)	92	5,709
Yahoo! Inc. (c)	542	8,494
		91,035
MATERIALS - 3.3%
Allegheny Technologies Inc. (e)	111	3,888
Cliffs Natural Resources Inc. (e)	66	1,605
Ecolab Inc.	48	1,852
Monsanto Co.	32	2,379
Vulcan Materials Co. (e)	27	1,168
		10,892
TELECOMMUNICATION SERVICES - 2.8%
American Tower Corp. (c)	283	8,929
tw telecom inc. (c) (e)	32	329
		9,258

Total Common Stocks (cost $327,561)		313,280

INVESTMENT FUNDS - 0.9%
iShares Russell 1000 Growth Fund (e)	73	2,995

Total Investment Funds (cost $3,037)		2,995

SHORT TERM INVESTMENTS - 17.0%
Mutual Funds - 4.9%
JNL Money Market Fund, 0.19% (a) (h)	16,307	16,307
Securities Lending Collateral - 12.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	16,165	16,165
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	24,279	23,755
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,051	-
		39,920

Total Short Term Investments (cost $57,802)		56,227

Total Investments - 112.8% (cost $388,400)		372,502
Other Assets and Liabilities, Net - (12.8%)		(42,208)
Total Net Assets - 100%		$ 330,294

JNL/Credit Suisse Global Natural Resources Fund * (y)
COMMON STOCKS - 72.7%
ENERGY - 19.1%
BG Group Plc	161	$ 2,692
BP Plc	817	6,424
Chevron Corp.	76	5,005
ConocoPhillips	60	2,523
ENI SpA	102	2,401
Exxon Mobil Corp.	197	13,740
Gazprom OAO - ADR	95	1,915
Occidental Petroleum Corp.	26	1,713
Petroleo Brasileiro SA - Petrobras - ADR (e)	111	4,558
Royal Dutch Shell Plc - Class B	196	4,921
Total SA (e)	64	3,447
Other Securities		20,502
		69,841
MATERIALS - 53.6%
Alcoa Inc. (e)	210	2,167
Allegheny Technologies Inc.	77	2,701
Anglo American Plc	295	8,571
ArcelorMittal (e)	170	5,563
Barrick Gold Corp.	145	4,861
BASF SE	46	1,843
BHP Billiton Plc	1,521	34,132
Cliffs Natural Resources Inc.	116	2,833
EI Du Pont de Nemours & Co.	62	1,598
Freeport-McMoRan Copper & Gold Inc.	47	2,342
Goldcorp Inc. (e)	95	3,317
International Paper Co.	439	6,646
JFE Holdings Inc.	122	4,112
Kinross Gold Corp.	92	1,678
MeadWestvaco Corp.	151	2,479
Monsanto Co.	35	2,618
Newcrest Mining Ltd.	115	2,836
Newmont Mining Corp.	64	2,602
Nippon Paper Group Inc. (e)	107	2,759
Nippon Steel Corp. (e)	1,409	5,412
Nucor Corp.	85	3,765
OJI Paper Co. Ltd.	932	4,017
Rio Tinto Ltd.	73	3,050
Rio Tinto Plc	246	8,508
Salzgitter AG (e)	44	3,896
Stora Enso Oyj - Class R (c)	612	3,230
Sumitomo Metal Industries Ltd.	889	2,372
Svenska Cellulosa AB	446	4,683
ThyssenKrupp AG	75	1,859
United States Steel Corp. (e)	94	3,365
UPM-Kymmene Oyj (e)	516	4,493
Vale SA - ADR (e)	423	7,457
Weyerhaeuser Co.	233	7,104
Xstrata Plc	395	4,276
Other Securities		32,361

		195,507

Total Common Stocks (cost $306,313)		265,348

CORPORATE BONDS AND NOTES - 3.0%
FINANCIALS - 3.0%
Societe Generale Commodity Linked Note,
0.46%, 07/12/10 (f) (i) (t) (v)	$ 13,000	11,075

Total Corporate Bonds and Notes (cost $13,000)		11,075

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
GOVERNMENT SECURITIES - 4.7%
Sovereign - 4.7%
Svensk Exportkredit AB, 0.34%, 07/19/10 (f) (i)	20,000	17,058

Total Government and Agency Obligations (cost $20,000)		17,058

SHORT TERM INVESTMENTS - 22.9%
Federal Home Loan Bank - 10.2%
Federal Home Loan Bank
0.40%, 07/06/09	10,000	10,000
0.16%, 07/15/09	10,000	9,999
0.39%, 07/17/09	7,200	7,199
0.30%, 08/10/09	10,000	9,998
		37,196
Federal Home Loan Mortgage Corp. - 5.2%
Federal Home Loan Mortgage Corp.
0.56%, 08/31/09	7,000	6,999
0.60%, 09/14/09	12,000	11,996
		18,995
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association, 0.16%, 07/22/09	10,000	9,999

Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (h)	2,721	2,721

Securities Lending Collateral - 4.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,034	5,034
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	10,068	9,851
Mellon GSL Reinvestment Trust II (d) (f) (u)	317	-
		14,885

Total Short Term Investments (cost $84,328)		83,796

Total Investments - 103.3% (cost $423,641)		377,277
Other Assets and Liabilities, Net - (3.3%)		(12,093)
Total Net Assets - 100%		$ 365,184

JNL/Credit Suisse Long/Short Fund * (y)
COMMON STOCKS - 119.0%
CONSUMER DISCRETIONARY - 17.5%
DISH Network Corp. (c) (n)	34	$ 43
Leggett & Platt Inc. (n)	39	588
Panera Bread Co. - Class A (c)	12	599
PetSmart Inc.	24	504
PF Chang's China Bistro Inc. (c)	15	482
Other Securities		9,655
		12,371
CONSUMER STAPLES - 8.6%
Lancaster Colony Corp. (n)	14	631
Lorillard Inc. (n)	10	691
Philip Morris International Inc. (n)	18	768
Procter & Gamble Co. (n)	12	613
Wal-Mart Stores Inc. (n)	19	920
Other Securities		2,470
		6,093
ENERGY - 16.4%
ENSCO International Inc. (n)	16	565
Exxon Mobil Corp. (n)	65	4,544
Murphy Oil Corp. (n)	11	593
Noble Corp. (n)	28	844
Occidental Petroleum Corp. (n)	21	1,395
Petro-Canada	12	473
Other Securities		3,213
		11,627
FINANCIALS - 16.7%
Arthur J Gallagher & Co. (n)	37	780
Bank of America Corp. (n)	70	925
Bank of New York Mellon Corp. (n)	9	264
Charles Schwab Corp. (n)	44	775
HCC Insurance Holdings Inc. (n)	27	658
NewAlliance Bancshares Inc. (n)	50	572
Prudential Financial Inc. (n)	11	417
Unum Group (n)	38	601
Waddell & Reed Financial Inc. - Class A (n)	20	533
Wells Fargo & Co. (n)	37	885
Other Securities		5,428
		11,838
HEALTH CARE - 15.6%
Abbott Laboratories (n)	22	1,030
Amgen Inc. (c) (n)	9	498
Bristol-Myers Squibb Co. (n)	37	760
Johnson & Johnson (n)	16	920
Pfizer Inc. (n)	153	2,298
Schering-Plough Corp.	26	641
Other Securities		4,934
		11,081
INDUSTRIALS - 11.8%

3M Co.	12	745
Crane Co. (n)	26	589
Fluor Corp. (n)	10	503
ITT Corp. (n)	21	939
Northrop Grumman Corp. (n)	28	1,284
Raytheon Co. (n)	32	1,426
United Technologies Corp.	11	561
Other Securities		2,330
		8,376
INFORMATION TECHNOLOGY - 17.0%
Apple Inc. (c) (n)	6	869
Google Inc. - Class A (c) (n)	2	843
Ingram Micro Inc. - Class A (c) (n)	42	740
Microsoft Corp. (n)	40	939
Novellus Systems Inc. (c)	29	486
Texas Instruments Inc. (n)	51	1,084
Other Securities		7,060
		12,022
MATERIALS - 4.5%
Pactiv Corp. (c) (n)	25	541
Other Securities		2,634
		3,175
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc. (n)	30	750
US Cellular Corp. (c) (n)	16	616
Other Securities		611
		1,977
UTILITIES - 8.1%
Hawaiian Electric Industries Inc.	27	515
New Jersey Resources Corp. (n)	17	641
PPL Corp. (n)	36	1,190
Sempra Energy (n)	14	690
Other Securities		2,674
		5,709

Total Common Stocks (cost $83,154)		84,269

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.19% (a) (h)	1,739	1,739
Total Short Term Investments (cost $1,739)		1,739

Total Investments - 121.5% (cost $84,893)		86,008
Total Securities Sold Short - (20.1%)
(proceeds $13,794)		(14,258)
Other Assets and Liabilities, Net - (1.4%)		(949)
Total Net Assets - 100%		70,801

Securities Sold Short

COMMON STOCKS - 20.1%
CONSUMER DISCRETIONARY - 2.7%
Home Depot Inc.	3	$ 78
Nike Inc. - Class B	1	41
Target Corp.	2	59
Time Warner Cable Inc.	1	29
Time Warner Inc.	2	60
Walt Disney Co.	4	84
Other Securities		1,565
		1,916
CONSUMER STAPLES - 1.8%
Altria Group Inc.	4	67
Coca-Cola Co.	4	173
Coca-Cola Enterprises Inc.	1	18
Colgate-Palmolive Co.	1	71
Costco Wholesale Corp.	1	46
CVS Caremark Corp.	3	92
General Mills Inc.	1	45
Kimberly-Clark Corp.	1	47
PepsiCo Inc.	3	154
Walgreen Co.	2	59
Other Securities		494
		1,266
ENERGY - 2.3%
Anadarko Petroleum Corp.	1	50
Chevron Corp.	4	232
EOG Resources Inc.	1	41
Halliburton Co.	2	41
Marathon Oil Corp.	1	42
Schlumberger Ltd.	2	119
Other Securities		1,081
		1,606
FINANCIALS - 1.9%
American Express Co.	2	56
Goldman Sachs Group Inc.	1	118
Morgan Stanley	3	74
Travelers Cos. Inc.	1	49
Other Securities		1,029
		1,326
HEALTH CARE - 2.2%
Baxter International Inc.	1	69
Becton Dickinson & Co.	1	43
Celgene Corp.	1	53
Gilead Sciences Inc.	2	84
Thermo Fisher Scientific Inc.	1	41
Wyeth	3	113
Other Securities		1,181
		1,584
INDUSTRIALS - 3.6%
Boeing Co.	2	64

Burlington Northern Santa Fe Corp.	1	51
Caterpillar Inc.	1	43
Emerson Electric Co.	2	52
FedEx Corp.	1	44
Honeywell International Inc.	2	50
Lockheed Martin Corp.	1	56
Union Pacific Corp.	1	47
United Parcel Service Inc. - Class B	2	95
Other Securities		2,044
		2,546
INFORMATION TECHNOLOGY - 2.6%
Dell Inc.	3	45
Hewlett-Packard Co.	2	93
International Business Machines Corp.	2	251
Other Securities		1,495
		1,884
MATERIALS - 1.3%
EI Du Pont de Nemours & Co.	2	49
Freeport-McMoRan Copper & Gold Inc.	1	45
Praxair Inc.	1	50
Other Securities		768
		912
TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications Inc.	5	160
Other Securities		157
		317
UTILITIES - 1.3%
Dominion Resources Inc.	1	43
Duke Energy Corp.	3	41
Exelon Corp.	1	72
Southern Co.	2	53
Other Securities		692
		901
Total Securities Sold Short - 20.1%
(proceeds $13,794)		$ 14,258

JNL/Eagle Core Equity Fund
COMMON STOCKS - 89.5%
CONSUMER DISCRETIONARY - 14.6%
Comcast Corp. - Class A	53	$ 766
Home Depot Inc.	40	953
Macy’s Inc.	95	1,112
Omnicom Group Inc.	55	1,740
Staples Inc.	122	2,467
Viacom Inc. - Class B (c)	62	1,401
		8,439
CONSUMER STAPLES - 4.8%
CVS Caremark Corp.	87	2,762

ENERGY - 11.4%

BP Plc - ADR	35	1,672
ConocoPhillips	29	1,222
EOG Resources Inc.	17	1,178
Exxon Mobil Corp.	17	1,162
Schlumberger Ltd.	25	1,340
		6,574
FINANCIALS - 12.3%
American Express Co.	28	658
Bank of America Corp.	129	1,700
Goldman Sachs Group Inc.	7	1,007
JPMorgan Chase & Co.	17	595
MetLife Inc.	13	404
State Street Corp.	14	666
SunTrust Banks Inc.	14	229
Wells Fargo & Co.	76	1,855
		7,114
HEALTH CARE - 16.7%
Covidien Plc	27	1,010
Genzyme Corp. (c)	15	842
Johnson & Johnson	40	2,276
Pfizer Inc.	146	2,193
UnitedHealth Group Inc.	91	2,284
Zimmer Holdings Inc. (c)	25	1,058
		9,663
INDUSTRIALS - 6.0%
General Electric Co.	86	1,009
Tyco International Ltd.	64	1,667
United Technologies Corp.	16	822
		3,498
INFORMATION TECHNOLOGY - 21.1%
Adobe Systems Inc. (c)	48	1,357
Apple Inc. (c)	8	1,110
Applied Materials Inc.	186	2,043
Cisco Systems Inc. (c)	48	899
Electronic Arts Inc. (c)	91	1,975
Intel Corp.	95	1,580
Microsoft Corp.	80	1,898
Nortel Networks Corp. (c)	6	-
Texas Instruments Inc.	61	1,306
		12,168
TELECOMMUNICATION SERVICES - 2.6%
Sprint Nextel Corp. (c)	312	1,502

Total Common Stocks (cost $59,133)		51,720

INVESTMENT FUNDS - 2.3%
SPDR KBW Bank ETF	74	1,338

Total Investment Funds (cost $1,416)		1,338

WARRANTS - 0.0%
Raytheon Co. (c)	1	11

Total Warrants (cost $0)		11

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	2	-

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $2)		-

SHORT TERM INVESTMENTS - 8.1%
Mutual Funds - 8.1%
JNL Money Market Fund, 0.19% (a) (h)	4,686	4,686

Total Short Term Investments (cost $4,686)		4,686

Total Investments - 99.9% (cost $65,237)		57,755
Other Assets and Liabilities, Net - 0.1%		38
Total Net Assets - 100%		$ 57,793

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 18.1%
Bally Technologies Inc. (c) (e)	185	$ 5,531
BJ’s Restaurants Inc. (c) (e)	232	3,908
Coinstar Inc. (c) (e)	74	1,966
Genesco Inc. (c) (e)	215	4,042
NetFlix Inc. (c) (e)	56	2,317
Penn National Gaming Inc. (c)	32	943
Shuffle Master Inc. (c)	506	3,345
Sotheby’s - Class A (e)	143	2,015
True Religion Apparel Inc. (c) (e)	200	4,466
Universal Electronics Inc. (c)	231	4,663
WMS Industries Inc. (c) (e)	37	1,162
		34,358
CONSUMER STAPLES - 1.1%
Herbalife Ltd.	65	2,048

ENERGY - 3.7%
Lufkin Industries Inc.	100	4,192
OYO Geospace Corp. (c) (e)	114	2,928
		7,120
FINANCIALS - 5.6%
Cash America International Inc.	181	4,238
First Commonwealth Financial Corp. (e)	197	1,246
Investment Technology Group Inc. (c)	95	1,944
Redwood Trust Inc.	112	1,650
UMB Financial Corp.	40	1,527

		10,605
HEALTH CARE - 25.2%
Amedisys Inc. (c) (e)	58	1,919
American Medical Systems Holdings Inc. (c)	386	6,101
BioMarin Pharmaceutical Inc. (c) (e)	200	3,118
Bio-Rad Laboratories Inc. - Class A (c)	21	1,548
Centene Corp. (c)	160	3,191
Cubist Pharmaceuticals Inc. (c)	89	1,624
Cutera Inc. (c)	202	1,744
Eclipsys Corp. (c)	238	4,230
Genoptix Inc. (c) (e)	98	3,145
Hansen Medical Inc. (c) (e)	58	286
Icon Plc - ADR (c)	175	3,784
Lincare Holdings Inc. (c) (e)	137	3,218
MedAssets Inc. (c)	129	2,511
Onyx Pharmaceuticals Inc. (c)	61	1,727
Perrigo Co.	69	1,919
Thoratec Corp. (c) (e)	252	6,737
Vital Images Inc. (c)	101	1,147
		47,949
INDUSTRIALS - 16.1%
Duff & Phelps Corp. - Class A	121	2,158
FTI Consulting Inc. (c) (e)	72	3,660
Geo Group Inc. (c) (e)	204	3,787
GrafTech International Ltd. (c)	175	1,978
Hexcel Corp. (c)	211	2,014
Landstar System Inc.	94	3,387
Monster Worldwide Inc. (c) (e)	164	1,942
Northwest Pipe Co. (c)	102	3,553
Regal-Beloit Corp. (e)	49	1,934
Ritchie Bros. Auctioneers Inc. (e)	133	3,129
Waste Connections Inc. (c)	115	2,981
		30,523
INFORMATION TECHNOLOGY - 26.7%
Advanced Energy Industries Inc. (c)	107	960
Ansys Inc. (c)	125	3,882
Coherent Inc. (c)	162	3,354
Compellent Technologies Inc. (c) (e)	295	4,497
DTS Inc. (c) (e)	152	4,113
EMS Technologies Inc. (c)	205	4,282
FormFactor Inc. (c)	28	478
Informatica Corp. (c)	131	2,251
Macrovision Solutions Corp. (c) (e)	171	3,738
Netezza Corp. (c)	239	1,990
Novell Inc. (c)	403	1,825
Omniture Inc. (c)	147	1,840
ON Semiconductor Corp. (c)	577	3,959
Quality Systems Inc. (e)	65	3,730
Radiant Systems Inc. (c)	42	351
Teradyne Inc. (c) (e)	277	1,900

TIBCO Software Inc. (c)	492	3,526
Varian Semiconductor Equipment Associates Inc. (c)	165	3,968
		50,644
MATERIALS - 3.7%
Huntsman Corp.	748	3,760
Terra Industries Inc.	134	3,247
		7,007

Total Common Stocks (cost $194,855)		190,254

SHORT TERM INVESTMENTS - 21.1%
Mutual Funds - 1.2%
JNL Money Market Fund, 0.19% (a) (h)	2,281	2,281
Securities Lending Collateral - 19.9%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	14,340	14,340
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	24,000	23,482
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,272	-
		37,822

Total Short Term Investments (cost $41,893)		40,103

Total Investments - 121.3% (cost $236,748)		230,357
Other Assets and Liabilities, Net - (21.3%)		(40,524)
Total Net Assets - 100%		$ 189,833

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (81.2%) (a)	33,920	$ 214,376
JNL/Franklin Templeton Income Fund (42.6%) (a)	26,636	221,875
JNL/Franklin Templeton Mutual Shares Fund (69.0%) (a)	30,953	200,574

Total Investment Funds (cost $896,997)		636,825

Total Investments - 100.0% (cost $896,997)		636,825
Other Assets and Liabilities, Net - 0.0%		(34)
Total Net Assets - 100%		$ 636,791

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 91.7%
CONSUMER DISCRETIONARY - 17.0%
Accor SA (e)	25	$ 995
Bayerische Motoren Werke AG	62	2,332
Chico’s FAS Inc. (c)	275	2,676
Comcast Corp. - Class A	30	435
Comcast Corp. - Special Class A	252	3,558
Compagnie Generale des Etablissements Michelin	27	1,554
Compass Group Plc	141	792
Expedia Inc. (c)	87	1,314
Harley-Davidson Inc. (e)	62	1,004

Home Depot Inc.	43	1,012
Hyundai Motor Co.	31	1,801
Inditex SA	24	1,151
Kingfisher Plc	774	2,265
News Corp. - Class A	398	3,623
Pearson Plc	194	1,948
Reed Elsevier NV	171	1,876
Target Corp.	40	1,561
Time Warner Cable Inc.	40	1,275
Time Warner Inc.	114	2,866
Toyota Motor Corp.	70	2,674
USS Co. Ltd.	19	960
Viacom Inc. - Class B (c)	89	2,031
Vivendi SA	144	3,438
Walt Disney Co.	75	1,756
		44,897
CONSUMER STAPLES - 2.0%
CVS Caremark Corp.	17	556
Nestle SA	43	1,614
Premier Foods Plc (c) (e)	2,220	1,342
Tesco Plc	299	1,740
		5,252
ENERGY - 8.8%
Aker Solutions ASA	50	414
BG Group Plc	74	1,239
BP Plc	503	3,952
Chevron Corp.	10	665
El Paso Corp.	223	2,060
ENI SpA	117	2,768
Halliburton Co.	48	1,000
Gazprom OAO - ADR	59	1,187
Royal Dutch Shell Plc - Class B	142	3,562
SBM Offshore NV (e)	73	1,244
StatoilHydro ASA	37	737
Total SA (e)	82	4,401
		23,229
FINANCIALS - 10.0%
ACE Ltd.	28	1,221
American Express Co.	66	1,526
Aviva Plc	459	2,578
Bank of New York Mellon Corp.	16	462
Cheung Kong Holdings Ltd.	99	1,138
HSBC Holdings Plc (e)	288	2,441
ICICI Bank Ltd. - ADR	38	1,115
ING Groep NV	132	1,325
Intesa Sanpaolo SpA (c)	580	1,867
JPMorgan Chase & Co.	16	544
KB Financial Group Inc. - ADR (c) (e)	40	1,332
Mitsubishi UFJ Financial Group Inc.	164	1,019
Muenchener Rueckversicherungs AG	12	1,660

Progressive Corp. (c)	157	2,372
Standard Life Plc	310	948
Swire Pacific Ltd.	153	1,544
Torchmark Corp.	30	1,111
UBS AG (c)	66	810
UniCredit SpA (c)	571	1,439
		26,452
HEALTH CARE - 16.9%
Abbott Laboratories	27	1,270
Amgen Inc. (c)	134	7,105
Boston Scientific Corp. (c)	341	3,455
Bristol-Myers Squibb Co.	59	1,196
Covidien Plc	100	3,747
GlaxoSmithKline Plc	248	4,356
Lonza Group AG (e)	9	853
Merck & Co. Inc.	80	2,247
Merck KGaA	20	2,017
Novartis AG	88	3,557
Pfizer Inc.	260	3,900
Quest Diagnostics Inc.	62	3,495
Roche Holding AG	20	2,700
Sanofi-Aventis SA	85	4,965
		44,863
INDUSTRIALS - 10.7%
Adecco SA	37	1,525
BAE Systems Plc	178	992
Brambles Ltd.	173	829
Deutsche Post AG	126	1,638
Empresa Brasileira de Aeronautica SA - ADR (e)	40	655
FedEx Corp.	46	2,584
General Electric Co.	143	1,676
Koninklijke Philips Electronics NV	85	1,565
Pitney Bowes Inc.	62	1,358
Randstad Holding NV (c)	49	1,369
Shanghai Electric Group Co. Ltd.	2,294	983
Siemens AG	52	3,560
Tyco International Ltd.	129	3,353
United Parcel Service Inc. - Class B	72	3,612
Wolseley Plc (c)	136	2,597
		28,296
INFORMATION TECHNOLOGY - 16.3%
Accenture Ltd.	196	6,563
Cisco Systems Inc. (c)	148	2,756
Flextronics International Ltd. (c)	246	1,010
FUJIFILM Holdings Corp.	48	1,512
Konica Minolta Holdings Inc.	114	1,188
Microsoft Corp.	240	5,705
Nintendo Co. Ltd.	3	774
Oracle Corp.	356	7,626
Samsung Electronics Co. Ltd. - GDR	19	4,537

SAP AG	65	2,603
Seagate Technology Inc.	195	2,038
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	415	3,906
Telefonaktiebolaget LM Ericsson - Class B	86	839
Tyco Electronics Ltd.	114	2,111
		43,168
MATERIALS - 2.1%
Alcoa Inc.	142	1,467
CRH Plc	80	1,820
Svenska Cellulosa AB	112	1,172
UPM-Kymmene Oyj	60	523
Vale SA - ADR (e)	49	757
		5,739
TELECOMMUNICATION SERVICES - 7.9%
AT&T Inc.	26	637
China Telecom Corp. Ltd. - ADR (e)	12	605
France Telecom SA	151	3,429
Singapore Telecommunications Ltd.	1,805	3,739
Sprint Nextel Corp. (c)	465	2,235
Telefonica SA	119	2,692
Telekom Austria AG	155	2,420
Turkcell Iletisim Hizmet AS - ADR	94	1,307
Vodafone Group Plc	2,029	3,910
		20,974

Total Common Stocks (cost $353,152)		242,870

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 5.4%
JNL Money Market Fund, 0.19% (a) (h)	14,257	14,257

Securities Lending Collateral - 4.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,445	5,445
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	5,432	5,315
Mellon GSL Reinvestment Trust II (d) (f) (u)	527	-
		10,760

Total Short Term Investments (cost $25,661)		25,017

Total Investments - 101.2% (cost $378,813)		267,887
Other Assets and Liabilities, Net - (1.2%)		(3,219)
Total Net Assets - 100%		$ 264,668

JNL/Franklin Templeton Income Fund * (y)
COMMON STOCKS - 24.8%
CONSUMER STAPLES - 0.4%
Other Securities		$ 2,151

ENERGY - 2.5%

Canadian Oil Sands Trust (e)	250	5,973
ConocoPhillips	100	4,206
Other Securities		2,785
		12,964
FINANCIALS - 4.4%
Bank of America Corp.	450	5,940
Capital One Financial Corp.	163	3,566
iStar Financial Inc. (e)	85	241
JPMorgan Chase & Co.	90	3,070
Wells Fargo & Co.	250	6,055
Other Securities		4,230
		23,102
HEALTH CARE - 1.6%
Merck & Co. Inc.	200	5,592
Other Securities		2,840
		8,432
INFORMATION TECHNOLOGY - 1.2%
Other Securities		6,448

MATERIALS - 0.9%
Newmont Mining Corp.	100	4,087
Other Securities		584
		4,671
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc.	150	3,726

UTILITIES - 13.1%
American Electric Power Co. Inc.	148	4,267
Dominion Resources Inc.	130	4,345
Duke Energy Corp.	375	5,471
PG&E Corp.	180	6,919
Progress Energy Inc.	115	4,350
Public Service Enterprise Group Inc.	170	5,547
Sempra Energy	76	3,767
Southern Co. (e)	150	4,674
Xcel Energy Inc. (e)	350	6,444
Other Securities		22,802
		68,586

Total Common Stocks (cost $175,841)		130,080

PREFERRED STOCKS - 3.9%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		283

ENERGY - 0.5%
SandRidge Energy Inc., Convertible Preferred,
8.50%, 12/31/49 (p) (t) (v)	18	2,155
Other Securities		726
		2,881

FINANCIALS - 3.3%
Bank of America Corp., Convertible Preferred,
7.25%, Series L, 12/31/49 (e) (p)	5	4,155
GMAC LLC, 7.00%
(callable at 1,000 beginning 12/31/11) (p) (t) (v)	2	794
Goldman Sachs Group Inc., Convertible Preferred,
9.00%, 08/18/09 (t) (v)	43	1,636
12.50%, 04/01/10 (t) (v)	80	3,022
Wells Fargo & Co., Convertible Preferred,
7.50%, Series L, 12/31/49 (p)	3	2,355
Other Securities		5,349
		17,311

Total Preferred Stocks (cost $43,121)		20,475

CORPORATE BONDS AND NOTES - 62.3%
CONSUMER DISCRETIONARY - 11.9%
Cablevision Systems Corp., 8.00%, 04/15/12 (e) (k)	$ 4,500	4,455
Charter Communications Holdings II LLC,
10.25%, 09/15/10	7,000	7,385
Clear Channel Communications Inc.
Term Loan B, 6.50%, 11/13/15 (i) (u)	8,000	4,784
DirecTV Holdings LLC, 7.63%, 05/15/16	4,700	4,571
DISH DBS Corp., 7.75%, 05/31/15	5,000	4,763
Dollar General Corp.
10.63%, 07/15/15 (e)	4,500	4,860
11.88%, 07/15/17 (e)	2,000	2,160
Hertz Corp.
8.88%, 01/01/14 (e)	4,000	3,680
10.50%, 01/01/16 (e)	1,250	1,112
MGM Mirage Inc.
6.75%, 04/01/13 (e)	2,900	1,936
13.00%, 11/15/13 (e) (t) (v)	1,500	1,642
US Investigations Services Inc.,
Term Loan, 5.55%, 04/01/15 (i) (u)	3,930	3,502
Other Securities		17,352
		62,202
CONSUMER STAPLES - 2.1%
Altria Group Inc.
8.50%, 11/10/13	1,500	1,705
9.70%, 11/10/18	3,500	4,013
Other Securities		5,181
		10,899
ENERGY - 12.1%
Chesapeake Energy Corp.
9.50%, 02/15/15	2,500	2,519
6.50%, 08/15/17	4,000	3,360
6.25%, 01/15/18	2,200	1,826
7.25%, 12/15/18	5,000	4,350
El Paso Corp.

12.00%, 12/12/13	1,600	1,760
7.25%, 06/01/18	3,500	3,231
7.75%, 01/15/32	1,000	814
PetroHawk Energy Corp.
10.50%, 08/01/14 (t) (v)	2,000	2,045
7.88%, 06/01/15	3,200	2,960
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,144
7.50%, 11/30/16	3,000	2,423
SandRidge Energy Inc., 9.88%, 05/15/16 (t) (v)	1,600	1,544
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e) (k)	6,000	3,735
10.50%, 11/01/16 (e)	4,225	1,944
Texas Competitive Electric Holdings Co. LLC, Term Loan,
3.81%, 10/24/14 (i) (u)	405	291
3.82%, 10/24/14 (i) (u)	4,560	3,271
3.82%, 10/24/14 (i) (u)	1,975	1,417
Other Securities		24,610

		63,243
FINANCIALS - 14.8%
Bank of America Corp.,
8.13% (callable at 100 beginning 05/15/18) (p)	1,000	835
Ford Motor Credit Co. LLC
7.88%, 06/15/10	7,500	7,124
9.75%, 09/15/10 (k)	2,000	1,916
9.88%, 08/10/11	1,000	925
7.25%, 10/25/11	2,000	1,730
8.00%, 06/01/14	2,500	2,023
12.00%, 05/15/15	3,000	2,805
GMAC LLC
7.75%, 01/19/10 (t) (v)	5,000	4,875
6.88%, 09/15/11 (t) (v)	2,532	2,216
Goldman Sachs Group Inc., 7.50%, 02/15/19	2,000	2,142
Host Hotels & Resorts LP
6.88%, 11/01/14	1,500	1,350
6.38%, 03/15/15 (e)	3,500	3,028
6.75%, 06/01/16 (e)	1,000	868
9.00%, 05/15/17 (t) (v)	600	572
iStar Financial Inc.
5.15%, 03/01/12	500	252
1.10%, 10/01/12 (i)	4,500	1,702
8.63%, 06/01/13 (e)	5,000	2,600
JPMorgan Chase & Co., 7.90%,
(callable at 100 beginning 04/30/18) (i) (p)	8,000	7,001
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (t) (v)	5,000	3,600
RBS Global & Rexnord LLC, 9.50%, 08/01/14	1,250	1,069
Wells Fargo Capital XIII, 7.70%
(callable at 100 beginning 03/26/13) (i) (p)	900	747
Wells Fargo Capital XV, 9.75%

(callable at 100 beginning 09/26/13) (e) (p)	5,000	4,838
Woodside Finance Ltd.
8.13%, 03/01/14 (e) (t) (v)	2,500	2,691
8.75%, 03/01/19 (t) (v)	1,000	1,098
Other Securities		19,393
		77,400
HEALTH CARE - 6.7%
Community Health Systems Inc., 8.88%, 07/15/15	4,000	3,920
HCA Inc.
6.38%, 01/15/15	1,500	1,219
9.25%, 11/15/16	3,000	2,955
8.50%, 04/15/19 (t) (v)	5,000	4,900
Tenet Healthcare Corp.
7.38%, 02/01/13	1,000	900
9.25%, 02/01/15 (e) (k)	9,000	8,235
9.00%, 05/01/15 (t) (v)	3,500	3,526
10.00%, 05/01/18 (e) (t) (v)	3,500	3,675
Other Securities		5,482
		34,812
INDUSTRIALS - 3.4%
Allied Waste North America Inc.
6.13%, 02/15/14	500	505
7.38%, 04/15/14	5,000	5,100
7.13%, 05/15/16	1,400	1,407
RBS Global & Rexnord LLC
9.50%, 08/01/14 (t) (v)	1,978	1,691
11.75%, 08/01/16 (e)	1,500	1,106
Other Securities		7,750
		17,559
INFORMATION TECHNOLOGY - 4.1%
First Data Corp., 9.88%, 09/24/15 (e)	5,500	3,905
First Data Corp., Term Loan
3.06%, 09/24/14 (i) (u)	98	73
3.06%, 09/24/14 (i) (u)	15	11
3.07%, 09/24/14 (i) (u)	215	161
3.07%, 09/24/14 (i) (u)	1,647	1,234
3.06%, 10/01/14 (i) (u)	225	170
3.07%, 10/01/14 (i) (u)	1,845	1,395
3.07%, 10/01/14 (i) (u)	1,870	1,414
Freescale Semiconductor Inc., 10.13%, 12/15/16	885	301
Freescale Semiconductor Inc., Term Loan,
12.50%, 12/15/14 (i) (u)	3,894	3,397
Other Securities		9,588
		21,649
MATERIALS - 2.7%
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14 (l)	2,000	2,222
9.00%, 05/01/19 (l)	2,000	2,223
Other Securities		9,938
		14,383

TELECOMMUNICATION SERVICES - 1.0%
Other Securities		5,386

UTILITIES - 3.5%
Dynegy Holdings Inc.
6.88%, 04/01/11 (e)	2,500	2,406
8.75%, 02/15/12 (e)	2,000	1,940
7.50%, 06/01/15	1,225	1,021
7.75%, 06/01/19	2,000	1,558
Other Securities		11,175
		18,100

Total Corporate Bonds and Notes (cost $382,414)		325,633

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 7.3%
JNL Money Market Fund, 0.19% (a) (h)	38,443	38,443

Securities Lending Collateral - 11.4%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	24,972	24,972
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	35,173	34,414
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,285	-
		59,386

Total Short Term Investments (cost $99,874)		97,829

Total Investments - 109.7% (cost $701,191)		574,017
Other Assets and Liabilities, Net - (9.7%)		(50,855)
Total Net Assets - 100%		$ 523,162

JNL/Franklin Templeton Mutual Shares Fund * (y)
COMMON STOCKS - 87.9%
CONSUMER DISCRETIONARY - 8.4%
Comcast Corp. - Special Class A	489	$ 6,902
Mattel Inc.	299	4,794
News Corp. - Class A	550	5,013
Virgin Media Inc.	229	2,140
Other Securities		5,510
		24,359
CONSUMER STAPLES - 25.5%
Altria Group Inc.	271	4,442
British American Tobacco Plc	281	7,722
Cadbury Plc	292	2,487
Carrefour SA	70	2,966
CVS Caremark Corp.	234	7,457
Dr. Pepper Snapple Group Inc. (c)	196	4,160
General Mills Inc.	36	2,017
Imperial Tobacco Group Plc	235	6,095
Japan Tobacco Inc.	1	2,147

Kraft Foods Inc. - Class A	174	4,417
Kroger Co.	153	3,376
Nestle SA	148	5,571
Pepsi Bottling Group Inc.	77	2,599
Pernod-Ricard SA	55	3,439
Reynolds American Inc.	72	2,797
Other Securities		12,780
		74,472
ENERGY - 6.2%
Marathon Oil Corp.	131	3,959
Royal Dutch Shell Plc - Class A	134	3,355
Transocean Ltd. (c)	52	3,853
Other Securities		6,903
		18,070
FINANCIALS - 11.0%
ACE Ltd.	58	2,543
Alexander's Inc.	8	2,035
Berkshire Hathaway Inc. - Class B (c) (n)	3	9,075
White Mountains Insurance Group Ltd.	14	3,242
Other Securities		15,231
		32,126
HEALTH CARE - 7.6%
Novartis AG	55	2,233
Schering-Plough Corp.	202	5,083
Wyeth	190	8,623
Other Securities		6,294
		22,233
INDUSTRIALS - 7.7%
A P Moller - Maersk A/S	-	2,031
Orkla ASA	555	4,034
Siemens AG	46	3,191
Tyco International Ltd.	88	2,276
United Technologies Corp.	52	2,702
Other Securities		8,138
		22,372
INFORMATION TECHNOLOGY - 8.2%
Dell Inc. (c)	339	4,655
LSI Corp. (c)	556	2,534
Maxim Integrated Products Inc.	130	2,034
Microsoft Corp.	325	7,737
Motorola Inc.	439	2,908
Tyco Electronics Ltd.	120	2,235
Other Securities		1,685
		23,788
MATERIALS - 5.8%
International Paper Co.	228	3,455
Linde AG	39	3,223
Weyerhaeuser Co.	152	4,625
Other Securities		5,610
		16,913

TELECOMMUNICATION SERVICES - 3.1%
Koninklijke KPN NV	291	4,007
Qwest Communications International Inc.	604	2,510
Telefonica SA (e)	116	2,623
		9,140
UTILITIES - 4.4%
Constellation Energy Group Inc.	100	2,669
E.ON AG	119	4,210
Exelon Corp.	46	2,337
Other Securities		3,677
		12,893

Total Common Stocks (cost $350,996)		256,366

OPTIONS - 0.1%
Other Securities		387

Total Options (cost $956)		387

CORPORATE BONDS AND NOTES - 4.1%
CONSUMER DISCRETIONARY - 1.3%
Other Securities		3,890

ENERGY - 0.7%
Other Securities		1,932

FINANCIALS - 0.6%
Other Securities		1,817

INDUSTRIALS - 0.2%
Other Securities		592

INFORMATION TECHNOLOGY - 0.3%
Other Securities		733

UTILITIES - 1.0%
Calpine Corp., Term Loan, 03/29/14 (i) (u)	$ 3,406	3,027

Total Corporate Bonds and Notes (cost $13,652)		11,991

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 10.1%
JNL Money Market Fund, 0.19% (a) (h)	29,528	29,528

Total Short Term Investments (cost $29,528)		29,528

Total Investments - 102.2% (cost $395,132)		298,272
Total Securities Sold Short - (1.7%) (proceeds $4,511)		(5,023)
Other Assets and Liabilities, Net - (0.5%)		(1,563)
Total Net Assets - 100%		$ 291,686

Securities Sold Short - 1.7%
COMMON STOCKS - 1.7%
HEALTH CARE - 1.7%
Merck & Co. Inc.	117	$ 3,263
Pfizer Inc.	117	1,760

Total Securities Sold Short - 1.7%
(proceeds $4,511)		$ 5,023

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 18.8%
Autoliv Inc. (e)	43	$ 1,237
Brown Shoe Co. Inc. (e)	127	922
Brunswick Corp.	111	478
Christopher & Banks Corp.	125	839
DR Horton Inc. (e)	102	955
Ethan Allen Interiors Inc. (e)	57	595
Fred’s Inc. (e)	90	1,134
Gentex Corp. (e)	92	1,070
Group 1 Automotive Inc. (e)	53	1,375
Gymboree Corp. (c)	16	582
Hooker Furniture Corp. (e)	40	456
J.C. Penney Co. Inc. (e)	56	1,608
La-Z-Boy Inc.	139	656
M/I Homes Inc. (c)	74	725
MDC Holdings Inc.	35	1,042
Men’s Wearhouse Inc. (e)	77	1,483
Pier 1 Imports Inc. (c)	76	152
Regis Corp.	30	522
Saks Inc. (c) (e)	108	478
Thor Industries Inc. (e)	96	1,771
Timberland Co. - Class A (c)	7	98
Tuesday Morning Corp. (c)	166	558
Warnaco Group Inc. (c)	42	1,364
West Marine Inc. (c) (e)	80	441
Winnebago Industries Inc.	77	568
Zale Corp. (c) (e)	85	292
		21,401
CONSUMER STAPLES - 1.1%
Casey’s General Stores Inc.	49	1,249

ENERGY - 9.3%
Arch Coal Inc. (e)	18	272
Atwood Oceanics Inc. (c)	32	797
Bristow Group Inc. (c)	47	1,384
CARBO Ceramics Inc. (e)	2	68
Global Industries Ltd. (c) (e)	157	890
Helix Energy Solutions Group Inc. (c) (e)	97	1,053

Oil States International Inc. (c)	44	1,063
Overseas Shipholding Group Inc. (e)	21	705
Rowan Cos. Inc.	94	1,824
Teekay Corp.	35	726
Tidewater Inc.	16	682
Unit Corp. (c) (e)	39	1,070
		10,534
FINANCIALS - 14.1%
American National Insurance Co.	12	899
Arthur J Gallagher & Co.	40	845
Aspen Insurance Holdings Ltd.	86	1,926
Chemical Financial Corp. (e)	56	1,113
Corus Bankshares Inc. (c) (e)	130	36
Erie Indemnity Co. - Class A	27	962
IPC Holdings Ltd.	61	1,668
Montpelier Re Holdings Ltd.	112	1,491
Old Republic International Corp. (e)	184	1,812
Peoples Bancorp Inc.	2	39
Protective Life Corp.	130	1,491
RLI Corp.	21	945
StanCorp Financial Group Inc.	30	849
Syncora Holdings Ltd. (c) (e)	104	28
TrustCo Bank Corp. (e)	236	1,394
Zenith National Insurance Corp.	24	520
		16,018
HEALTH CARE - 3.6%
Pharmaceutical Product Development Inc.	73	1,688
STERIS Corp.	29	746
Teleflex Inc.	28	1,264
West Pharmaceutical Services Inc.	12	431
		4,129
INDUSTRIALS - 25.8%
ABM Industries Inc. (e)	78	1,400
American Woodmark Corp.	43	1,023
AO Smith Corp.	13	414
Apogee Enterprises Inc.	102	1,250
Applied Industrial Technologies Inc. (e)	34	660
Astec Industries Inc. (c) (e)	14	413
Brady Corp. - Class A	62	1,547
Briggs & Stratton Corp. (e)	46	615
Carlisle Cos. Inc. (e)	48	1,154
CIRCOR International Inc.	13	314
CNH Global NV (c)	12	167
EMCOR Group Inc. (c)	37	744
Franklin Electric Co. Inc.	32	840
Gardner Denver Inc. (c)	43	1,085
Genesee & Wyoming Inc. - Class A (c)	54	1,437
Gibraltar Industries Inc.	126	866
Graco Inc. (e)	49	1,075
Kansas City Southern (c) (e)	21	343

Kennametal Inc.	60	1,155
Lincoln Electric Holdings Inc. (e)	29	1,052
Mine Safety Appliances Co. (e)	53	1,280
Mueller Industries Inc.	66	1,377
Nordson Corp. (e)	31	1,179
Powell Industries Inc. (c)	7	256
Roper Industries Inc.	20	906
Simpson Manufacturing Co. Inc.	56	1,211
SkyWest Inc.	102	1,035
Timken Co.	19	331
Trinity Industries Inc. (e)	78	1,060
Universal Forest Products Inc. (e)	67	2,214
Wabash National Corp. (e)	163	113
Watts Water Technologies Inc. (e)	37	803
		29,319
INFORMATION TECHNOLOGY - 5.2%
Benchmark Electronics Inc. (c)	138	1,983
Cohu Inc.	93	831
Diebold Inc.	8	197
Mettler Toledo International Inc. (c)	19	1,450
Omnivision Technologies Inc. (c)	54	564
Rofin-Sinar Technologies Inc. (c)	45	898
		5,923
MATERIALS - 11.0%
Airgas Inc.	36	1,463
AptarGroup Inc. (e)	9	311
Cabot Corp.	58	728
Gerdau AmeriSteel Corp.	164	1,116
Glatfelter	75	668
Reliance Steel & Aluminum Co. (e)	60	2,303
RPM International Inc.	103	1,450
Steel Dynamics Inc. (e)	147	2,170
United States Steel Corp. (e)	5	178
Westlake Chemical Corp. (e)	103	2,102
		12,489
UTILITIES - 3.2%
Atmos Energy Corp.	15	375
Energen Corp.	36	1,420
NV Energy Inc.	176	1,896
		3,691

Total Common Stocks (cost $137,633)		104,753

SHORT TERM INVESTMENTS - 34.2%
Mutual Funds - 12.4%
JNL Money Market Fund, 0.19% (a) (h)	14,109	14,109

Securities Lending Collateral - 21.8%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	11,135	11,135

BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	13,997	13,696
Mellon GSL Reinvestment Trust II (d) (f) (u)	636	-
		24,831

Total Short Term Investments (cost $39,877)		38,940

Total Investments - 126.3% (cost $177,510)		143,693
Other Assets and Liabilities, Net - (26.3%)		(29,891)
Total Net Assets - 100%		$ 113,802

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (u)	491	$ 5

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (u)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (e) (f) (s) (u)	2	4

Total Common Stocks (cost $379)		9

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-

Total Preferred Stocks (cost $0)		-

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 13.5%
Adjustable Rate Mortgage Trust REMIC,
4.99%, 04/25/35 (i)	$ 429	292
American Home Mortgage Assets Trust REMIC,
2.04%, 02/25/47 (i)	4,102	1,350
Amortizing Residential Collateral Trust REMIC,
2.11%, 08/25/32 (i)	82	27
Asset Backed Securities Corp. Home Equity REMIC,
3.17%, 04/15/33 (i)	52	23
Banc of America Commercial Mortgage Inc. REMIC,
5.41%, 09/10/47	4,700	3,748
Banc of America Funding Corp.
REMIC, 5.83%, 06/20/36 (i)	2,473	1,354
REMIC, 5.79%, 10/25/36 (i)	855	730
REMIC, 0.60%, 06/20/47 (i)	1,700	288
Banc of America Mortgage Securities Inc. REMIC,
4.80%, 09/25/35 (i)	1,533	1,062

BCAP LLC Trust REMIC, 0.95%, 11/25/36 (i)	725	591
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 4.27%, 04/25/34 (i)	495	425
REMIC, 4.47%, 11/25/34 (i)	1,439	1,191
REMIC, 5.08%, 06/25/35 (i)	1,675	1,061
Bear Stearns Alt-A Trust II REMIC, 6.09%, 09/25/47 (i)	3,249	1,468
Carrington Mortgage Loan Trust REMIC,
0.54%, 12/25/35 (i)	187	171
Chase Mortgage Finance Corp. REMIC,
4.14%, 02/25/37 (i)	669	568
CIT Mortgage Loan Trust
REMIC, 1.31%, 10/25/37 (f) (i) (t) (u)	1,505	1,129
REMIC, 1.56%, 01/25/10 (f) (i) (t) (u)	700	198
REMIC, 1.76%, 09/25/24 (f) (i) (t) (u)	1,280	346
Citigroup Mortgage Loan Trust Inc. REMIC,
5.12%, 12/25/35 (i)	1,896	978
Commercial Mortgage Asset Trust REMIC,
7.35%, 01/17/32	400	379
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	252	237
Countrywide Alternative Loan Trust
REMIC, 2.84%, 09/25/35 (i)	326	149
REMIC, 0.51%, 03/20/47 (i)	2,184	861
REMIC, 2.72%, 11/25/47 (i)	4,752	1,524
Countrywide Asset-Backed Certificates REMIC,
1.56%, 06/25/34 (i)	198	14
Countrywide Home Equity Loan Trust REMIC,
0.49%, 05/15/36 (i)	1,401	234
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 5.27%, 02/19/34 (i)	602	507
REMIC, 4.51%, 11/20/34 (i)	549	359
REMIC, 4.89%, 08/20/35 (i)	2,404	1,318
Credit Suisse Mortgage Capital Certificates
REMIC, 6.50%, 10/25/21	3,954	2,409
REMIC, 5.61%, 02/15/39 (i)	3,060	2,476
REMIC, 5.47%, 09/15/39	6,000	4,198
Deutsche Bank Alternate Loan Trust REMIC,
4.97%, 08/25/35 (i)	886	742
Downey Savings & Loan Association Mortgage Loan Trust
REMIC, 2.26%, 03/19/46 (i)	561	190
REMIC, 2.26%, 03/19/47 (i)	561	133
First Horizon Asset Securities Inc. Pass-Through
Trust REMIC, 4.75%, 07/25/33 (i)	227	201
First Union National Bank Commercial Mortgage Trust -
Interest Only REMIC, 0.81%, 05/17/32 (i) (s) (u)	10,384	97
GMAC Mortgage Corp. Loan Trust
REMIC, 7.00%, 09/25/37 (i)	424	233
REMIC, 7.00%, 09/25/37 (i)	467	205
GSMPS Mortgage Loan Trust, 0.54%, 02/25/35 (i) (t) (u)	164	102
GSR Mortgage Loan Trust REMIC, 4.43%, 10/25/35 (i)	731	518
Harborview Mortgage Loan Trust

REMIC, 0.66%, 06/20/35 (i)	1,428	709
REMIC, 5.73%, 12/19/35 (i)	1,347	749
REMIC, 0.56%, 01/19/36 (i)	1,481	617
REMIC, 5.94%, 08/19/36 (i)	2,695	1,187
HFC Home Equity Loan Asset Backed Certificates
REMIC, 1.52%, 11/20/36 (i)	2,000	1,311
Impac CMB Trust REMIC, 0.95%, 03/25/35 (i)	192	70
IndyMac Index Mortgage Loan Trust
REMIC, 0.93%, 06/25/34 (i)	444	274
REMIC, 4.71%, 03/25/35 (i)	791	431
REMIC, 5.22%, 08/25/35 (i)	873	559
REMIC, 5.30%, 09/25/35 (i)	1,209	747
REMIC, 0.52%, 05/25/46 (i)	1,317	542
JPMorgan Chase & Co. Mortgage Funding Trust REMIC,
0.47%, 12/25/36 (i)	3,688	1,487
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 4.94%, 08/15/42 (i)	7,000	5,661
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27	6,000	6,151
REMIC, 5.32%, 09/15/39	1,000	811
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,730	3,069
Lehman XS Trust
REMIC, 0.57%, 02/25/46 (i)	2,706	1,134
REMIC, 1.16%, 09/25/47 (i)	1,850	725
Luminent Mortgage Trust
REMIC, 0.50%, 07/25/36 (i)	1,223	518
REMIC, 0.50%, 05/25/46 (i)	774	289
MASTR Adjustable Rate Mortgages Trust
REMIC, 5.42%, 10/25/34 (i)	344	222
REMIC, 5.37%, 12/25/34 (i)	110	72
REMIC, 4.85%, 01/25/36 (i)	1,194	831
REMIC, 2.54%, 12/25/46 (i)	4,424	1,546
MASTR Seasoned Securities Trust REMIC,
5.40%, 10/25/32 (i)	414	296
Merit Securities Corp. REMIC, 1.81%, 09/28/32 (i) (t) (u)	398	290
Merrill Lynch Alternative Note Asset Trust REMIC,
0.50%, 07/25/37 (i)	891	361
Mid-State Trust, 7.34%, 07/01/35	251	194
Morgan Stanley Capital I REMIC, 5.21%, 11/14/42 (i)	1,500	1,322
Morgan Stanley Mortgage Loan Trust
REMIC, 4.58%, 08/25/34 (i)	230	162
REMIC, 5.51%, 03/25/36 (i)	2,169	1,110
REMIC, 0.43%, 10/25/36 (i)	161	146
Residential Accredit Loans Inc.
REMIC, 6.54%, 10/25/37 (i)	4,710	1,477
REMIC, 2.34%, 01/25/46 (i)	1,546	696
Residential Funding Mortgage Securities I Inc.
REMIC, 4.42%, 08/25/35 (i)	850	539
REMIC, 5.18%, 09/25/35 (i)	1,330	1,018
Sail Net Interest Margin Notes

7.75%, 04/27/33 (s) (u)	6	-
5.50%, 03/27/34 (s) (u)	45	-
SLM Student Loan Trust, 1.10%, 10/25/17 (i)	340	340
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 3.77%, 05/25/34 (i)	725	581
REMIC, 5.19%, 09/25/34 (i)	312	234
REMIC, 5.35%, 11/25/34 (i)	1,420	1,027
Structured Asset Mortgage Investments Inc.
REMIC, 4.65%, 08/25/35 (i)	142	65
REMIC, 2.84%, 08/25/47 (i)	4,610	1,739
Structured Asset Securities Corp.
REMIC, 4.45%, 09/25/33 (i)	929	694
Washington Mutual Alternative Mortgage Pass-Through
Certificates REMIC, 5.96%, 10/25/36 (i)	566	544
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 3.14%, 06/25/34 (i)	1,045	916
REMIC, 5.04%, 12/25/35 (i)	2,286	1,998
REMIC, 5.50%, 09/25/36 (i)	1,697	1,026
REMIC, 0.54%, 04/25/45 (i)	207	106
Wells Fargo Alternative Loan Trust REMIC,
6.59%, 12/28/37 (i)	3,939	2,183
Wells Fargo Mortgage Backed Securities Trust REMIC,
5.24%, 04/25/36 (i) (u)	670	490

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $136,171)		83,352

CORPORATE BONDS AND NOTES - 32.5%
CONSUMER DISCRETIONARY - 2.0%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	975	1,112
Comcast Corp., 5.50%, 03/15/11	375	390
Comcast Holdings Corp., 10.63%, 07/15/12	875	1,024
COX Communications Inc., 7.88%, 08/15/09	1,475	1,485
CSC Holdings Inc., 6.75%, 04/15/12	250	241
Dex Media West LLC, 9.88%, 08/15/13 (d)	196	30
DirecTV Holdings LLC, 8.38%, 03/15/13	130	130
DISH DBS Corp., 6.63%, 10/01/14	575	530
International Game Technology, 7.50%, 06/15/19 (e)	825	832
Neiman-Marcus Group Inc., 10.38%, 10/15/15	100	58
R.H. Donnelley Corp., 11.75%, 05/15/15 (d) (t) (u)	246	113
Rainbow National Services LLC, 10.38%, 09/01/14 (t) (u)	80	83
Reed Elsevier Capital Inc., 8.63%, 01/15/19 (l)	1,125	1,278
Sealy Mattress Co., 8.25%, 06/15/14 (e)	175	144
Station Casinos Inc.
6.50%, 02/01/14 (d) (s) (u)	100	2
6.88%, 03/01/16 (d) (s) (u)	15	-
7.75%, 08/15/16 (d) (s) (u)	60	21
Thomson Reuters Corp., 6.50%, 07/15/18	1,375	1,431
Time Warner Cable Inc.

8.75%, 02/14/19	525	612
8.25%, 04/01/19	450	511
6.55%, 05/01/37	1,750	1,678
Whirlpool Corp.
8.00%, 05/01/12	400	414
8.60%, 05/01/14 (l)	500	522
		12,641
CONSUMER STAPLES - 1.5%
Altria Group Inc., 9.70%, 11/10/18	1,475	1,691
Anheuser-Busch InBev Worldwide Inc.,
7.75%, 01/15/19 (t) (v)	2,075	2,269
BAT International Finance Plc, 9.50%, 11/15/18 (t) (v)	1,150	1,352
CVS Caremark Corp., 5.75%, 06/01/17	975	980
Kraft Foods Inc., 6.50%, 08/11/17	625	658
Philip Morris International Inc., 5.65%, 05/16/18	2,325	2,437
		9,387
ENERGY - 4.2%
Canadian Natural Resources Ltd.,
5.15%, 02/01/13	900	916
6.25%, 03/15/38	825	823
Chesapeake Energy Corp.,
6.63%, 01/15/16 (e)	275	241
6.50%, 08/15/17 (e)	275	231
El Paso Corp.
7.88%, 06/15/12 (e)	325	319
7.80%, 08/01/31	33	27
7.75%, 01/15/32	515	419
Energy Transfer Partners LP
5.95%, 02/01/15	1,500	1,511
6.70%, 07/01/18	1,425	1,457
Enterprise Products Operating LLC
6.50%, 01/31/19 (e)	1,475	1,499
7.03%, 01/15/68 (i)	775	572
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (t) (v)	1,200	1,151
Magellan Midstream Partners LP, 6.40%, 07/15/18	1,775	1,809
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,689
Nexen Inc., 6.40%, 05/15/37	1,200	1,102
ONEOK Partners LP
6.65%, 10/01/36	1,225	1,129
6.85%, 10/15/37 (e)	375	356
Petroleos Mexicanos, 8.00%, 05/03/19 (t) (v)	1,940	2,105
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)	120	116
StatoilHydro ASA, 5.25%, 04/15/19	1,000	1,029
TEPPCO Partners LP, 6.65%, 04/15/18 (e)	1,500	1,523
TransCanada Pipelines Ltd., 7.63%, 01/15/39	825	963
Transocean Inc., 6.80%, 03/15/38	850	909
Valero Energy Corp., 7.50%, 04/15/32	1,500	1,435
Williams Cos. Inc.
7.13%, 09/01/11	50	51
7.63%, 07/15/19	75	74

7.88%, 09/01/21	100	98
XTO Energy Inc., 6.50%, 12/15/18	1,950	2,092
		25,646
FINANCIALS - 18.9%
ANZ Capital Trust, 4.48%
(callable at 100 beginning 01/15/10) (p) (t) (v)	1,075	1,054
Bank of America Corp.
5.42%, 03/15/17	1,300	1,080
5.75%, 12/01/17 (e)	225	200
7.63%, 06/01/19 (e)	525	527
Chubb Corp.
6.50%, 05/15/38 (e)	375	407
6.38%, 03/29/67 (e) (i)	825	660
Citigroup Inc.
4.13%, 02/22/10	1,315	1,315
1.88%, 05/07/12	4,900	4,881
CNA Financial Corp., 7.25%, 11/15/23	1,500	1,075
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (t) (u)	1,290	1,266
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15 (e)	1,275	1,063
European Investment Bank
3.00%, 04/08/14	5,900	5,872
3.13%, 06/04/14	9,700	9,720
Export Development Canada, 3.13%, 04/24/14	2,500	2,514
Ford Motor Credit Co. LLC, 5.88%, 06/15/11 (i)	600	520
GMAC LLC, 6.88%, 09/15/11	3,400	2,923
Host Hotels & Resorts LP
7.13%, 11/01/13 (e)	50	47
6.38%, 03/15/15	195	169
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,663
ING Capital Funding Trust III, 8.44%
(callable at 100 beginning 12/31/10) (p)	1,575	992
Inter-American Development Bank, 3.00%, 04/22/14	5,700	5,679
International Lease Finance Corp.
4.95%, 02/01/11	700	595
3.00%, 04/22/14	5,700	5,575
John Deere Capital Corp., 2.88%, 06/19/12 (e)	5,950	6,097
JPMorgan Chase & Co.
6.63%, 03/15/12	1,168	1,230
6.40%, 10/02/17 (e)	150	150
7.25%, 02/01/18	4,250	4,479
7.90%, (callable at 100 beginning 04/30/18) (i) (p)	2,050	1,794
JPMorgan Chase Bank NA, 6.00%, 10/01/17	2,100	2,044
LeasePlan Corp. NV, 3.00%, 05/07/12 (t) (v)	3,400	3,413
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	1,275	1,241
6.40%, 08/28/17	700	620
6.88%, 04/25/18	2,125	1,967
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (t) (v)	500	445
Morgan Stanley
2.00%, 09/22/11 (e)	4,500	4,556

5.75%, 08/31/12		675	697
5.95%, 12/28/17		825	792
6.63%, 04/01/18		2,775	2,766
7.30%, 05/13/19		425	441
MUFG Capital Finance 1 Ltd., 6.35%
(callable at 100 beginning 07/25/16) (p)		1,310	1,147
PNC Bank NA, 6.88%, 04/01/18		975	964
PNC Funding Corp., 1.88%, 06/22/11		5,300	5,338
Resona Preferred Global Securities Cayman Ltd.,
7.19% (callable at 100 beginning 07/30/15) (p) (t) (v)		1,525	1,113
Royal Bank of Scotland Group Plc
2.63%, 05/11/12 (t) (v)		6,100	6,144
9.12% (callable at 100 beginning 03/31/10) (p)		1,025	835
Simon Property Group LP, 6.13%, 05/30/18 (e)		2,325	2,163
SLM Corp., 5.13%, 08/27/12		1,500	1,283
Societe Financement de l’Economie Francaise,
3.38%, 05/05/14 (e) (l) (t) (v)		4,500	4,511
Swiss Re Capital I LP, 6.85%
(callable at 100 beginning on 05/25/16) (p) (t) (v)		1,175	647
Travelers Cos. Inc., 6.25%, 03/15/37 (i)		630	508
UBS AG New Jersey-Credit Linked Note
(Federative Republic of Brazil, 6.00%, 01/17/17
Moody’s Rating Ba1) (f) (t) (u)	BRL	1,620	335
Wachovia Corp., 5.50%, 05/01/13		2,925	3,022
WEA Finance LLC
7.50%, 06/02/14 (t) (u)		475	471
7.13%, 04/15/18 (t) (v)		1,125	1,044
Wells Fargo Capital XIII, 7.70%
(callable at 100 beginning 03/26/13) (i) (p)		1,450	1,204
White Mountains Re Group Inc., 6.38%, 03/20/17 (t) (v)		1,275	970
ZFS Finance USA Trust I
5.88%, 05/09/32 (i) (t) (u)		1,225	886
6.15%, 12/15/65 (i) (t) (v)		725	558
			116,672
HEALTH CARE - 0.6%
DaVita Inc., 6.63%, 03/15/13		300	283
Express Scripts Inc.
5.25%, 06/15/12		600	620
6.25%, 06/15/14		575	608
HCA Inc.
9.13%, 11/15/14 (e)		60	59
9.25%, 11/15/16		460	453
9.63%, 11/15/16 (e)		71	70
Roche Holdings Inc., 6.00%, 03/01/19 (t) (u)		1,400	1,493
			3,586
INDUSTRIALS - 0.7%
Allied Waste Industries Inc., 4.25%, 04/15/34		385	373
Capital One Bank, 8.80%, 07/15/19		1,800	1,839
Cargill Inc., 5.20%, 01/22/13 (t) (u)		1,425	1,442
Corrections Corp. of America, 6.25%, 03/15/13 (e)		100	96

CSX Corp., 6.25%, 03/15/18	350	353
L-3 Communications Corp., 7.63%, 06/15/12	200	200
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (t) (u)	125	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (t) (u)	375	-
		4,303
INFORMATION TECHNOLOGY - 0.2%
Xerox Corp., 5.50%, 05/15/12	1,050	1,048

MATERIALS - 0.6%
ArcelorMittal, 6.13%, 06/01/18	1,875	1,641
Dow Chemical Co., 7.60%, 05/15/14	1,600	1,648
Methanex Corp., 8.75%, 08/15/12	175	167
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	377
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	162
		3,995
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc., 6.40%, 05/15/38	3,775	3,695
France Telecom SA, 7.75%, 03/01/11 (l)	1,975	2,136
Qatar Telecom, 6.50%, 06/10/14 (t) (u)	770	783
Qwest Communications International Inc.
7.50%, 02/15/14	255	233
7.50%, 02/15/14 (k)	80	73
Qwest Corp., 8.88%, 03/15/12 (k)	125	126
Rogers Communications Inc., 6.80%, 08/15/18	1,225	1,313
Telecom Italia Capital SA
6.20%, 07/18/11	975	1,009
7.00%, 06/04/18	1,175	1,189
6.00%, 09/30/34	925	781
UBS Luxembourg SA for OJSC Vimpel Communications,
8.25%, 05/23/16	100	84
Verizon Communications Inc., 6.40%, 02/15/38	1,550	1,517
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (t) (v)	975	1,165
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 04/30/13	700	593
Windstream Corp., 8.63%, 08/01/16	180	172
		14,869
UTILITIES - 1.4%
AES Corp.
9.38%, 09/15/10	250	252
8.88%, 02/15/11	50	52
Commonwealth Edison Co.
(insured by AMBAC), 5.88%, 02/01/33	550	527
Commonwealth Edison Co.
5.80%, 03/15/18	625	635
5.90%, 03/15/36	625	600
EQT Corp., 8.13%, 06/01/19	245	262
FirstEnergy Corp., 7.38%, 11/15/31	240	227
Florida Gas Transportation, 7.90%, 05/15/19 (t) (v)	1,400	1,539
Nevada Power Co., 7.13%, 03/15/19	1,175	1,256
NiSource Finance Corp., 10.75%, 03/15/16 (l)	600	666

Pacific Gas & Electric Co.
6.05%, 03/01/34 (e)	450	467
5.80%, 03/01/37	300	301
6.25%, 03/01/39 (e)	150	160
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,415
		8,359

Total Corporate Bonds and Notes (cost $204,031)		200,506

GOVERNMENT AND AGENCY OBLIGATIONS - 52.9%
GOVERNMENT SECURITIES - 5.5%
Sovereign - 2.4%
Argentina Government International Bond,
7.00%, 10/03/15 (f)	3,450	1,662
Farmer Mac Guaranteed Notes Trust,
5.13%, 04/19/17 (t) (v)	2,100	2,207
Peru Government International Bond, 7.13%, 03/30/19	1,130	1,206
Province of Ontario, Canada, 4.10%, 06/16/14	3,800	3,875
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,528
Region of Lombardy Italy, 5.80%, 10/25/32	750	721
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,538
5.98%, 04/01/36	1,250	1,330
		15,067
Treasury Inflation Index Securities - 1.7%
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (r)	4,927	5,335
2.50%, 07/15/16 (r)	2,415	2,549
2.00%, 01/15/26 (r)	2,790	2,735
		10,619
U.S. Treasury Securities - 1.4%
U.S. Treasury Bond Strip Principal
8.75%, 05/15/20 (j)	3,300	2,087
8.13%, 05/15/21 (j)	900	536
U.S. Treasury Bond, Strip, Principal Only
0.00%, 08/15/20 (j)	8,400	5,234
0.00%, 11/15/21 (j)	1,800	1,044
		8,901
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 47.4%
Federal Farm Credit Bank - 0.8%
Federal Farm Credit Bank, 4.88%, 12/16/15 (e)	4,600	4,949

Federal Home Loan Bank - 1.3%
Federal Home Loan Bank
5.50%, 07/15/36 (o)	2,000	2,040
6.50%, 01/01/38	3,881	4,128
6.50%, 12/01/38	1,989	2,116
		8,284
Federal Home Loan Mortgage Corp. - 13.6%

Federal Home Loan Mortgage Corp.
1.75%, 07/27/11	6,900	6,917
2.13%, 03/23/12	9,600	9,687
5.00%, 02/16/17	5,900	6,417
4.50%, 03/25/18	8,000	7,982
4.00%, 06/01/18	10,653	10,721
4.50%, 03/01/19	6,795	6,986
5.00%, 11/01/35	287	293
5.00%, 12/01/35	298	304
5.00%, 12/01/35	673	687
5.50%, 01/01/36	300	310
5.50%, 01/01/36 (i)	59	61
5.50%, 02/01/36	1	1
5.00%, 03/01/36	253	258
5.00%, 04/01/36	2,358	2,407
6.00%, 11/01/36	23	24
5.50%, 01/01/37	7	7
6.08%, 01/01/37 (i)	2,152	2,266
5.50%, 03/01/37, TBA (g)	34	35
5.50%, 04/01/37	81	83
5.50%, 04/01/37	18	19
5.50%, 04/01/37	25	26
5.50%, 04/01/37, TBA (g)	12	12
5.50%, 06/01/37	15	15
6.50%, 06/01/37	-	-
5.50%, 07/01/37	220	227
5.50%, 07/01/37	1	1
5.50%, 08/01/37	17	18
6.50%, 08/01/37	-	-
6.00%, 09/01/37	27	28
6.00%, 09/01/37	30	31
6.00%, 11/01/37	85	89
6.00%, 11/01/37	24	25
5.50%, 12/01/37	25	26
5.50%, 12/01/37	124	128
5.50%, 01/01/38	686	710
5.50%, 02/01/38	271	281
6.00%, 02/01/38	28	29
6.00%, 02/01/38	30	32
6.00%, 02/01/38	22	23
5.50%, 04/01/38	98	102
5.50%, 04/01/38	220	227
6.00%, 04/01/38	24	26
5.50%, 05/01/38	24	24
5.50%, 05/01/38	69	71
5.50%, 05/01/38	94	98
6.00%, 05/01/38	3,573	3,733
5.50%, 06/01/38	262	271
5.50%, 06/01/38	99	103
5.50%, 06/01/38	12	13

5.50%, 06/01/38	270	279
5.50%, 06/01/38	45	47
5.50%, 06/01/38	8	8
5.50%, 06/01/38	225	232
5.50%, 06/01/38	233	241
5.50%, 06/01/38	165	170
5.50%, 06/01/38	75	78
5.50%, 06/01/38	28	29
5.50%, 06/01/38	185	191
5.50%, 07/01/38	120	124
6.00%, 07/01/38	24	25
6.00%, 07/01/38	161	168
6.00%, 07/01/38	158	165
5.50%, 08/01/38	42	43
5.50%, 08/19/38	183	189
6.00%, 09/01/38	21	22
5.50%, 10/01/38	80	82
5.50%, 10/01/38	20	21
6.00%, 10/01/38	33	34
6.00%, 10/01/38	24	25
6.00%, 11/01/38	3,696	3,862
6.00%, 11/01/38	26	27
5.50%, 12/01/38	12	12
5.50%, 12/01/38	1,237	1,278
5.50%, 12/01/38	19	19
6.00%, 12/01/38	924	965
6.00%, 12/01/38	917	958
5.50%, 01/01/39	59	61
5.50%, 01/01/39	46	48
5.50%, 01/01/39	83	85
5.50%, 01/01/39	205	212
5.50%, 01/01/39	90	93
5.50%, 02/01/39	73	75
6.00%, 02/01/39	26	27
5.50%, 04/01/39	10	11
5.50%, 04/01/39	14	15
5.00%, 06/01/39 (e)	9,000	9,166
5.00%, 06/01/39 (e)	700	713
5.00%, 06/01/39, TBA (g)	400	407
5.00%, 06/01/39	200	204
5.00%, 06/01/39	700	713
REMIC, 1,156.50%, 06/15/21 (s) (u)	-	1
REMIC, 0.00%, 08/15/35 (0.00% until LIBOR
reaches 6.50%) (i) (s) (u)	32	32
REMIC, 0.00%, 09/15/35 (0.00% until LIBOR
reaches 7.00%) (i) (s) (u)	394	369
REMIC, 0.00%, 04/15/37 (0.00% until LIBOR
reaches 6.75%) (i) (s) (u)	277	265
		83,625
Federal National Mortgage Association - 31.2%

Federal National Mortgage Association
5.38%, 06/12/17	1,600	1,785
5.00%, 01/01/18	649	680
5.00%, 02/01/18	501	524
5.00%, 02/01/18	711	745
5.00%, 03/01/18	866	903
5.00%, 04/01/18	696	728
5.00%, 05/01/18	718	752
5.00%, 06/01/18	583	611
5.00%, 06/01/18	839	878
5.00%, 06/01/18	677	709
5.00%, 06/01/18	718	752
5.00%, 06/01/18	781	817
5.00%, 06/01/18	875	916
5.00%, 06/01/18	716	750
5.00%, 06/01/18	861	901
4.50%, 07/01/18	305	314
4.50%, 07/01/18	1,756	1,821
4.50%, 07/01/18	250	259
4.50%, 07/01/18	317	329
4.50%, 07/01/18	347	360
5.00%, 07/01/18	633	662
4.50%, 09/01/18	247	256
4.50%, 09/01/18	230	239
4.50%, 09/01/18	300	312
4.50%, 09/01/18	1,818	1,886
4.50%, 09/01/18	334	347
4.50%, 09/01/18	224	232
4.50%, 09/01/18	506	525
4.50%, 09/01/18	256	264
4.50%, 09/01/18	525	545
5.00%, 09/01/18	550	576
5.00%, 09/01/18	851	891
4.50%, 10/10/18	246	256
4.50%, 10/10/18	270	280
4.50%, 10/10/18	307	318
5.00%, 10/01/18	765	801
5.00%, 10/01/18	597	625
5.00%, 10/01/18	533	558
5.00%, 11/01/18	623	652
5.00%, 11/01/18	623	652
5.00%, 11/01/18	880	922
5.00%, 11/01/18	664	696
5.00%, 11/01/18	751	786
5.00%, 12/01/18	527	552
5.00%, 12/01/18	591	619
5.00%, 12/01/18	263	275
5.00%, 12/01/18	563	589
5.00%, 01/01/19	923	966
5.00%, 01/01/19	639	669

5.00%, 02/01/19	642	670
6.50%, 02/01/19	3	3
5.00%, 03/01/19	579	604
5.00%, 03/01/19	793	830
5.00%, 04/01/19	665	695
5.00%, 04/01/19	600	626
5.00%, 04/01/19	603	629
5.00%, 04/01/19	605	631
4.50%, 05/01/19	136	141
4.50%, 05/01/19	223	231
4.50%, 05/01/19	255	265
4.50%, 05/01/19	341	353
4.50%, 05/01/19	360	373
4.50%, 05/01/19	212	220
4.50%, 05/01/19	254	263
4.50%, 05/01/19	311	322
4.50%, 05/01/19	261	271
4.50%, 05/01/19	263	273
4.50%, 05/01/19	286	296
4.50%, 05/01/19	319	331
4.50%, 05/01/19	376	389
5.00%, 05/01/19	645	673
6.00%, 09/01/19	1,367	1,457
5.41%, 10/09/19 (j)	650	331
5.50%, 08/01/20	4,000	4,173
6.00%, 12/01/20	1,710	1,823
6.00%, 11/01/21	550	584
6.00%, 12/01/21	38	40
6.00%, 02/01/23	665	706
5.50%, 09/01/23	1,367	1,432
5.50%, 09/01/23	1,921	2,013
5.50%, 10/01/23	559	586
6.00%, 12/01/23	123	130
4.00%, 07/01/24	1,000	1,000
6.50%, 02/01/26, TBA (g)	-	-
6.50%, 05/01/28, TBA (g)	-	-
6.50%, 02/01/29, TBA (g)	-	-
5.50%, 04/01/29	1	1
8.00%, 08/01/29	2	2
8.00%, 04/01/30	7	8
8.00%, 07/01/30	13	15
8.00%, 08/01/30	4	4
8.00%, 10/01/30	56	61
8.00%, 01/01/31	13	14
8.00%, 01/01/31	33	36
8.00%, 02/01/31	6	6
5.00%, 12/01/31	39	40
6.00%, 03/01/32	-	1
6.00%, 07/01/32	14	15
7.00%, 07/01/32	20	22

5.50%, 12/01/32	306	318
5.50%, 04/01/33	3,076	3,192
5.00%, 05/01/33	1,050	1,075
5.00%, 05/01/33	228	234
5.00%, 05/01/33	1,438	1,471
6.00%, 05/01/33	60	63
5.00%, 06/01/33	47	49
5.00%, 06/01/33	89	91
5.00%, 07/01/33	147	151
5.50%, 07/01/33	12	12
5.00%, 08/01/33	41	42
5.00%, 08/01/33	41	42
5.00%, 08/01/33	14	15
5.00%, 08/01/33	20	20
5.00%, 08/01/33	68	69
5.00%, 08/01/33	158	161
5.00%, 09/01/33	12	12
5.00%, 09/01/33	121	124
5.00%, 09/01/33	20	20
5.50%, 09/01/33	17	18
5.00%, 10/01/33	40	41
5.00%, 10/01/33	28	29
5.00%, 10/01/33	378	387
5.00%, 11/01/33	60	62
5.00%, 11/01/33	246	252
5.00%, 11/01/33	13	14
5.50%, 12/01/33	11	11
6.00%, 12/01/33	21	22
5.00%, 01/01/34	13	14
5.00%, 02/01/34	182	186
5.50%, 02/01/34	22	23
5.00%, 03/01/34	192	197
5.00%, 03/01/34	22	23
5.00%, 04/01/34	134	138
5.50%, 04/01/34	4	4
5.50%, 04/01/34	5,561	5,775
5.50%, 05/01/34	46	48
5.50%, 06/01/34	1	1
5.00%, 07/01/34	28	28
5.50%, 08/01/34	36	37
5.50%, 10/01/34	2	2
5.50%, 12/01/34	243	252
6.00%, 12/01/34	5	5
6.00%, 02/01/35	149	156
5.00%, 03/01/35	18	19
5.00%, 04/01/35	71	73
5.00%, 04/01/35	29	29
5.50%, 04/01/35	83	86
6.00%, 04/01/35	1,265	1,334
6.00%, 04/01/35	35	37

5.00%, 05/01/35	16	16
5.00%, 05/01/35	487	498
5.00%, 06/01/35	68	69
5.00%, 06/01/35	344	352
5.00%, 07/01/35	28	28
5.00%, 07/01/35	27	27
5.00%, 07/01/35	30	30
5.00%, 07/01/35	101	103
5.00%, 07/01/35	63	65
5.00%, 07/01/35	26	27
5.00%, 07/01/35	56	57
5.00%, 07/01/35	24	24
5.50%, 07/01/35	66	68
5.50%, 07/01/35	2	2
6.00%, 07/01/35	191	200
6.00%, 07/01/35	325	341
5.00%, 08/01/35	29	29
5.00%, 08/01/35	30	31
5.00%, 08/01/35	17	18
5.00%, 08/01/35	21	22
5.50%, 08/01/35	4	4
6.00%, 08/01/35	158	165
6.00%, 08/01/35	2	2
5.00%, 09/01/35	27	28
5.00%, 09/01/35	27	27
5.00%, 09/01/35	32	33
5.00%, 09/01/35	46	47
5.00%, 09/01/35	694	709
5.00%, 09/01/35	243	248
5.00%, 09/01/35	30	31
5.00%, 09/01/35	22	22
5.00%, 09/01/35	202	206
5.00%, 09/01/35	28	29
5.00%, 09/01/35	36	36
5.50%, 09/01/35	30	31
5.00%, 10/01/35	30	31
5.00%, 10/01/35	29	30
5.00%, 10/01/35	37	38
5.00%, 10/01/35	99	101
3.30%, 11/01/35 (i)	221	224
5.00%, 11/01/35	31	32
5.00%, 11/01/35	21	21
5.00%, 11/01/35, TBA (g)	9,000	9,163
6.00%, 11/01/35	129	136
6.00%, 11/01/35	299	314
6.00%, 11/01/35	143	150
5.00%, 12/01/35	231	236
5.50%, 12/01/35	18	18
6.00%, 01/01/36	561	588
5.00%, 02/01/36	388	396

5.50%, 02/01/36	1	1
6.00%, 02/01/36	51	53
6.00%, 03/01/36	116	121
6.00%, 03/01/36	67	70
6.00%, 03/01/36	2	2
6.00%, 04/01/36	131	138
3.67%, 05/01/36 (i)	1,359	1,391
3.79%, 05/01/36 (i)	1,368	1,398
5.50%, 06/01/36, TBA (g)	22,000	22,708
6.00%, 06/01/36	57	60
3.71%, 07/01/36 (i)	1,293	1,321
5.00%, 07/01/36	33	33
6.00%, 07/14/36, TBA (g)	24,000	25,080
3.79%, 08/01/36 (i)	1,422	1,453
6.00%, 08/01/36	110	115
6.00%, 08/01/36, TBA (g)	-	-
6.50%, 08/01/36, TBA (g)	-	-
3.67%, 09/01/36 (i)	1,388	1,428
6.00%, 09/01/36	21	22
5.50%, 10/01/36	4	5
6.00%, 10/01/36	525	550
6.00%, 10/01/36	20	21
6.00%, 11/01/36	134	140
6.00%, 11/01/36, TBA (g)	-	-
5.00%, 12/01/36	33	34
5.50%, 12/01/36	19	19
5.50%, 12/01/36	11	12
5.50%, 12/01/36	21	22
5.50%, 01/01/37	78	80
5.50%, 01/01/37	130	134
5.50%, 01/01/37	4	4
6.00%, 01/01/37	104	109
5.50%, 02/01/37	12	13
5.50%, 02/01/37	14	14
5.50%, 02/01/37	13	14
5.50%, 02/01/37	12	12
5.50%, 02/01/37	5	5
5.50%, 02/01/37	4	4
5.50%, 03/01/37	9	9
5.50%, 03/01/37	13	14
5.50%, 03/01/37	8	8
5.50%, 03/01/37	100	103
5.50%, 03/01/37	5	5
5.50%, 03/01/37	6	6
5.50%, 03/01/37	21	22
5.50%, 03/01/37	16	17
5.50%, 03/01/37	8	8
5.50%, 03/01/37	9	10
5.50%, 04/01/37	12	13
5.50%, 04/01/37	13	13

5.50%, 04/01/37	16	17
5.50%, 04/01/37	1	1
5.50%, 04/01/37	76	78
5.50%, 04/01/37	16	17
5.50%, 04/01/37	18	19
5.50%, 04/01/37	10	11
5.50%, 04/01/37	14	15
5.50%, 04/01/37	15	16
5.50%, 04/01/37	25	25
5.50%, 04/01/37	188	194
5.50%, 04/01/37	4	4
5.50%, 04/01/37	7	7
5.50%, 05/01/37	457	473
5.50%, 05/01/37	8	9
5.50%, 05/01/37	1,000	1,034
5.50%, 05/01/37	15	15
5.50%, 05/01/37	13	13
5.50%, 05/01/37	43	45
5.50%, 05/01/37	13	13
5.50%, 05/01/37	8	8
5.50%, 05/01/37	49	50
5.50%, 05/01/37	7	8
6.00%, 05/01/37, TBA (g)	-	-
5.50%, 06/01/37	53	55
5.50%, 06/01/37	5	6
5.50%, 06/01/37	3	3
5.50%, 06/01/37	5	5
5.50%, 06/01/37	70	73
5.50%, 06/01/37	68	70
6.00%, 06/01/37	48	51
6.00%, 06/01/37, TBA (g)	-	-
5.50%, 07/01/37	12	13
5.50%, 07/01/37	11	12
5.50%, 07/01/37	6	6
5.50%, 07/01/37	20	21
5.50%, 07/01/37	63	65
5.50%, 07/01/37	16	17
5.50%, 08/01/37	44	45
5.50%, 08/01/37	4	4
6.00%, 08/01/37	22	23
6.00%, 08/01/37	36	37
6.00%, 08/01/37	25	26
6.00%, 08/01/37	264	276
5.50%, 09/01/37	9	10
5.50%, 09/01/37	3	3
6.00%, 09/01/37	98	103
6.00%, 09/01/37, TBA (g)	-	-
5.50%, 10/01/37	136	141
6.00%, 10/01/37	19	20
6.00%, 10/01/37	178	187

6.00%, 10/01/37	22	23
6.00%, 10/01/37	15	16
6.00%, 10/01/37, TBA (g)	-	-
5.50%, 11/01/37	20	20
6.00%, 11/01/37	20	21
6.00%, 11/01/37	192	200
6.00%, 11/01/37	42	44
6.00%, 11/01/37	938	982
5.50%, 12/01/37	7	8
5.50%, 12/01/37	1	1
6.00%, 12/01/37	174	182
6.00%, 12/01/37	97	102
6.00%, 12/01/37	145	151
5.50%, 01/01/38	219	226
5.50%, 01/01/38	554	572
6.00%, 01/01/38, TBA (g)	-	-
6.00%, 02/01/38	159	166
6.00%, 02/01/38	30	31
6.00%, 02/01/38	345	361
6.00%, 02/01/38, TBA (g)	-	-
6.00%, 02/01/38, TBA (g)	-	-
5.50%, 02/01/38	6	6
5.50%, 02/01/38	3	3
5.50%, 02/01/38	8	8
5.50%, 02/01/38	215	222
5.50%, 03/01/38	6	6
5.50%, 03/01/38	18	19
5.50%, 03/01/38	47	49
5.50%, 03/01/38	35	36
5.50%, 03/01/38	12	12
5.50%, 03/01/38	715	739
5.50%, 03/01/38	8	8
5.50%, 03/01/38	282	292
5.50%, 03/01/38	513	530
5.50%, 03/01/38	1,644	1,700
5.50%, 03/01/38	156	161
6.00%, 03/01/38	96	101
5.50%, 04/01/38	7	7
5.50%, 04/01/38	26	27
5.50%, 04/01/38	47	49
5.50%, 04/01/38	55	57
5.50%, 04/01/38	64	66
5.50%, 04/01/38	61	63
5.50%, 04/01/38	81	83
5.50%, 04/01/38	92	95
5.50%, 04/01/38	95	98
5.50%, 04/01/38	5	6
5.50%, 04/01/38	119	123
5.50%, 04/01/38	23	23
5.50%, 04/01/38	1,295	1,339

5.50%, 05/01/38	10	11
5.50%, 05/01/38	1	1
5.50%, 05/01/38	32	33
5.50%, 05/01/38	146	151
5.50%, 05/01/38	16	16
5.50%, 05/01/38	6	6
5.50%, 05/01/38	3	3
5.50%, 05/01/38	129	134
5.50%, 05/01/38	42	44
5.50%, 05/01/38	128	133
5.50%, 05/01/38	146	151
5.50%, 05/01/38	6	6
5.50%, 05/01/38	15	16
6.00%, 05/01/38	210	219
6.00%, 05/01/38	46	49
6.00%, 05/01/38	348	364
5.50%, 06/01/38	130	134
5.50%, 06/01/38	6	6
5.50%, 06/01/38	2	2
5.50%, 06/01/38	18	19
5.50%, 06/01/38	1	1
5.50%, 06/01/38	469	484
5.50%, 06/01/38	34	35
5.50%, 06/01/38	307	318
5.50%, 06/01/38	148	153
5.50%, 06/01/38	23	24
5.50%, 06/01/38	5	5
5.50%, 06/01/38	1	1
5.50%, 06/01/38	13	13
5.50%, 06/01/38	5	6
5.50%, 06/01/38	147	152
5.50%, 06/01/38	7	8
5.50%, 06/01/38	3	3
5.50%, 06/01/38	39	40
5.50%, 06/01/38	12	12
5.50%, 06/01/38	25	26
5.50%, 06/01/38	5	6
5.50%, 06/01/38	45	46
5.50%, 06/01/38	260	269
5.50%, 06/01/38	43	44
6.00%, 06/01/38	25	26
6.00%, 06/01/38	40	42
5.50%, 07/01/38	1	1
5.50%, 07/01/38	9	9
5.50%, 07/01/38	133	137
5.50%, 07/01/38	2	2
5.50%, 07/01/38	1	1
5.50%, 07/01/38	7	7
5.50%, 07/01/38	66	68
5.50%, 07/01/38	29	30

5.50%, 07/01/38	70	72
5.50%, 07/01/38	2	2
5.50%, 07/01/38	8	9
5.50%, 07/01/38	271	280
5.50%, 07/01/38	331	342
5.50%, 07/01/38	4	4
6.00%, 07/01/38	92	96
5.50%, 08/01/38	65	67
5.50%, 08/01/38	5	5
5.50%, 08/01/38	217	224
5.50%, 08/01/38	7	8
5.50%, 08/01/38	8	9
5.50%, 08/01/38	64	66
5.50%, 08/01/38	5	5
5.50%, 08/01/38	194	200
5.50%, 08/01/38	52	54
5.50%, 08/01/38	213	220
6.00%, 08/01/38	190	199
6.00%, 08/01/38	38	40
6.00%, 08/01/38	344	360
6.00%, 08/01/38	244	255
6.00%, 08/01/38, TBA (g)	-	-
6.00%, 08/01/38, TBA (g)	-	-
5.50%, 09/01/38	19	20
5.50%, 09/01/38	8	8
5.50%, 09/01/38	880	909
5.50%, 09/01/38	15	16
5.50%, 09/01/38	43	45
5.50%, 09/01/38	7	7
5.50%, 09/01/38	235	243
5.50%, 09/01/38	3	3
5.50%, 09/01/38	10	11
5.50%, 09/01/38	17	18
5.50%, 09/01/38	57	59
5.50%, 09/01/38	38	40
6.00%, 09/01/38	156	164
6.00%, 09/01/38	513	537
6.00%, 09/01/38	69	72
6.00%, 09/01/38, TBA (g)	-	-
6.00%, 09/01/38, TBA (g)	-	-
5.50%, 10/01/38	393	406
5.50%, 10/01/38	4	5
5.50%, 10/01/38	109	112
5.50%, 10/01/38	188	194
5.50%, 10/01/38	35	36
5.50%, 10/01/38	113	117
5.50%, 10/01/38	203	210
5.50%, 10/01/38	160	165
5.50%, 10/01/38	65	67
5.50%, 10/01/38	1	1

5.50%, 10/01/38	269	278
6.00%, 10/01/38	34	36
6.00%, 10/01/38	70	73
6.00%, 10/01/38	698	730
6.00%, 10/01/38, TBA (g)	-	-
6.00%, 10/01/38, TBA (g)	-	-
6.00%, 10/01/38, TBA (g)	-	-
5.50%, 11/01/38	59	61
5.50%, 11/01/38	94	98
5.50%, 11/01/38	151	156
5.50%, 11/01/38	45	46
5.50%, 11/01/38	50	52
5.50%, 11/01/38	42	43
5.50%, 11/01/38	309	319
5.50%, 11/01/38	126	130
5.50%, 11/01/38	206	213
5.50%, 11/01/38	198	204
6.00%, 11/01/38	818	856
6.00%, 11/01/38	170	177
6.00%, 11/01/38	242	253
6.00%, 11/01/38	33	34
6.00%, 11/01/38, TBA (g)	-	-
6.00%, 11/01/38, TBA (g)	-	-
6.00%, 11/01/38, TBA (g)	-	-
5.50%, 12/01/38	165	171
5.50%, 12/01/38	14	15
5.50%, 12/01/38	22	22
5.50%, 12/01/38	612	632
5.50%, 12/01/38	4	4
5.50%, 12/01/38	16	17
5.50%, 12/01/38	934	966
5.50%, 12/01/38	442	457
5.50%, 12/01/38	12	12
5.50%, 12/01/38	40	41
5.50%, 12/01/38	46	48
6.50%, 12/01/38, TBA (g)	-	-
5.50%, 01/01/39	30	31
5.50%, 01/01/39	52	54
5.50%, 01/01/39	11	12
5.50%, 01/01/39	33	34
5.50%, 01/01/39	42	43
5.50%, 01/01/39	355	367
5.50%, 01/01/39	56	58
5.50%, 01/01/39	417	432
5.50%, 01/01/39	17	18
5.50%, 01/01/39	51	52
5.50%, 01/01/39	178	184
5.50%, 01/01/39	96	99
5.50%, 01/01/39	19	19
5.50%, 01/01/39	527	545

5.50%, 01/01/39	18	18
5.50%, 01/01/39	29	30
5.50%, 01/01/39	58	60
5.50%, 01/01/39	65	67
5.50%, 01/01/39	14	15
5.50%, 01/01/39	28	28
5.50%, 01/01/39	104	108
5.50%, 01/01/39	35	37
5.50%, 01/01/39	17	18
5.50%, 01/01/39	439	454
5.50%, 01/01/39	26	27
5.50%, 01/01/39	16	17
5.50%, 01/01/39	60	62
5.50%, 01/01/39	34	35
5.50%, 01/01/39	70	73
5.50%, 01/01/39	1,331	1,376
5.50%, 01/01/39	105	109
5.50%, 01/01/39	289	299
6.00%, 01/01/39, TBA (g)	-	-
5.50%, 02/01/39	168	174
5.50%, 02/01/39	49	51
5.50%, 02/01/39	41	43
5.50%, 02/01/39	16	17
5.50%, 02/01/39	35	37
5.50%, 02/01/39	19	19
5.50%, 02/01/39	25	26
5.50%, 02/01/39	47	48
5.50%, 02/01/39	33	34
5.50%, 02/01/39	34	35
5.50%, 02/01/39	36	37
5.50%, 03/01/39	21	22
5.50%, 03/01/39	51	53
5.50%, 03/01/39	51	53
5.50%, 03/01/39	18	19
5.50%, 03/01/39	142	147
5.50%, 03/01/39	30	31
5.50%, 03/01/39	29	30
5.50%, 03/01/39	37	38
5.50%, 04/01/39	27	28
5.50%, 04/01/39	21	22
5.50%, 04/01/39	24	24
5.50%, 05/01/39 (f)	700	722
5.50%, 05/01/39	88	91
5.00%, 06/01/39	300	306
5.00%, 06/01/39	700	714
5.00%, 07/01/39	1,000	1,020
6.00%, 12/31/49	292	310
REMIC, 10.40%, 04/25/19	1	2
REMIC, 0.00%, 05/25/35 (0.00% until LIBOR
reaches 7.00%) (i) (s) (u)	130	127
REMIC, 0.00%, 09/25/36 (0.00% until LIBOR
reaches 7.00%) (i) (s) (u)	152	150
REMIC, 1.36%, 04/25/48 (i)	5,055	5,025
REMIC, 1.25%, 07/25/48 (i)	5,441	5,437
		192,099

Government National Mortgage Association - 0.5%
Government National Mortgage Association
6.00%, 10/15/38	39	41
6.00%, 11/15/38	79	83
6.00%, 11/15/38	70	73
6.00%, 12/15/38	31	32
6.00%, 12/15/38	133	139
6.00%, 12/15/38	35	36
6.00%, 12/15/38	26	28
6.00%, 12/15/38	637	663
6.00%, 12/15/38	679	707
6.00%, 01/15/39	61	64
6.00%, 01/15/39	95	100
6.00%, 01/15/39	29	30
6.00%, 01/15/39	108	113
6.00%, 01/15/39	46	48
6.00%, 01/15/39	45	47
6.00%, 01/15/39	101	105
6.00%, 01/15/39	37	39
6.00%, 01/15/39	24	26
4.50%, 06/15/39	300	300
4.50%, 06/15/39	200	200
		2,874

Total Government and Agency Obligations (cost $319,479)		326,418

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 6.8%
JNL Money Market Fund, 0.19% (a) (h)	41,998	41,998
Securities Lending Collateral - 2.0%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	3,610	3,610
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	8,672	8,484
Mellon GSL Reinvestment Trust II (d) (f) (u)	340	-
		12,094

Total Short Term Investments (cost $54,620)		54,092

Total Investments - 107.7% (cost $714,680)		664,377
Other Assets and Liabilities, Net - (7.7%) (m)		(47,778)
Total Net Assets - 100%		$ 616,599

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 7.9%
FINANCIALS - 7.9%
Barclays Bank Plc Credit Linked Note
(Indonesia Government, 10.00%, 07/15/17,
Moody’s rating Ba3) (f)	IDR	19,000,000	$ 1,887
JPMorgan Chase Bank-Credit Linked Note
(Indonesia Government, 10.00%,
07/15/17, Moody rating Ba3) (f)		$ 3,000	2,712
Red Arrow International Leasing Plc,
8.38%, 06/30/12	RUB	51,719	1,469

Total Corporate Bonds and Notes (cost $5,743)			6,068

GOVERNMENT AND AGENCY OBLIGATIONS - 36.4%
GOVERNMENT SECURITIES - 36.4%
Sovereign - 36.4%
Colombia Government International Bond,
9.85%, 06/28/27	COP	2,000,000	944
Egypt Government Bond, 8.75%, 07/18/12	EGP	5,000	876
Hungary Government Bond, 7.25%, 06/12/12	HUF	700,000	3,391
Mexican Bonos
9.00%, 12/22/11	MXN	37,500	3,051
9.00%, 12/20/12	MXN	44,000	3,593
Peru Government International Bond,
12.25%, 08/10/11	PEN	7,500	2,939
Poland Government Bond, 5.25%, 04/25/13	PLN	13,200	4,110
Poland Government Inflation Indexed Bond,
3.00%, 08/24/16 (r)	PLN	2,956	873
Republic of Turkey, 10.00%, 02/15/12 (r)	TRY	1,575	1,047
Turkey Government International Bond,
16.00%, 03/07/12	TRY	7,000	4,891
Uruguay Government International Inflation
Indexed Bond
5.00%, 09/14/18 (r)	UYU	42,099	1,717
3.70%, 06/26/37 (f) (r)	UYU	16,484	511

Total Government and Agency
Obligations (cost $25,131)			27,943

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 24.4%
JNL Money Market Fund, 0.19% (a) (h)		18,721	18,721

Total Short Term Investments (cost $18,721)			18,721

Total Investments - 68.7% (cost $49,595)			52,732
Other Assets and Liabilities, Net - 31.3%			23,988
Total Net Assets - 100%			$ 76,720

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 14.1%
AutoZone Inc. (c)	4	$ 618
DISH Network Corp. (c)	177	2,875
Fortune Brands Inc.	35	1,225
H&R Block Inc.	184	3,164
J.C. Penney Co. Inc.	62	1,779
Johnson Controls Inc. (e)	66	1,431
Kohl’s Corp. (c)	30	1,284
MDC Holdings Inc.	14	417
Mohawk Industries Inc. (c) (e)	13	465
Newell Rubbermaid Inc.	90	932
NVR Inc. (c) (e)	4	1,952
Ross Stores Inc.	37	1,417
Snap-On Inc.	29	833
Starwood Hotels & Resorts Worldwide Inc.	61	1,355
TJX Cos. Inc.	73	2,295
Urban Outfitters Inc. (c) (e)	35	732
Viacom Inc. - Class B (c)	87	1,986
		24,760
CONSUMER STAPLES - 4.9%
Alberto-Culver Co.	7	165
Campbell Soup Co.	16	477
Clorox Co.	39	2,164
Coca-Cola Enterprises Inc.	43	709
ConAgra Foods Inc.	70	1,332
Energizer Holdings Inc. (c)	8	417
HJ Heinz Co.	23	825
JM Smucker Co.	21	1,027
Molson Coors Brewing Co.	17	707
Safeway Inc.	42	851
		8,674
ENERGY - 10.3%
Dril-Quip Inc. (c)	43	1,648
Newfield Exploration Co. (c)	118	3,855
Noble Energy Inc.	45	2,642
Pride International Inc. (c)	43	1,085
Range Resources Corp.	87	3,622
Smith International Inc.	69	1,780
Weatherford International Ltd. (c)	82	1,598
Whiting Petroleum Corp. (c)	50	1,745
		17,975
FINANCIALS - 25.3%
Alexandria Real Estate Equities Inc. (e)	36	1,280
Arch Capital Group Ltd. (c)	32	1,851
Boston Properties Inc.	37	1,758
Discover Financial Services	84	867
Douglas Emmett Inc.	112	1,011
Essex Property Trust Inc. (e)	13	815
Everest Re Group Ltd.	36	2,545

Federal Realty Investors Trust (e)	17	870
Fifth Third Bancorp	52	370
Hartford Financial Services Group Inc.	51	605
Health Care REIT Inc.	25	866
Host Hotels & Resorts Inc.	116	974
Invesco Ltd.	235	4,184
Janus Capital Group Inc.	136	1,552
KeyCorp	121	636
Lazard Ltd. - Class A	18	487
Lincoln National Corp.	77	1,328
M&T Bank Corp. (e)	10	493
Marsh & McLennan Cos. Inc.	114	2,302
NASDAQ OMX Group Inc. (c)	41	864
New York Community Bancorp Inc. (e)	110	1,177
Northern Trust Corp.	13	684
PartnerRe Ltd. (e)	16	1,018
Principal Financial Group Inc.	67	1,255
Progressive Corp. (c)	155	2,345
Raymond James Financial Inc.	14	233
Regions Financial Corp.	312	1,260
Simon Property Group Inc.	-	-
SLM Corp. (c)	126	1,292
SunTrust Banks Inc.	51	842
Synovus Financial Corp. (e)	124	371
Torchmark Corp. (e)	20	750
Unum Group	78	1,232
Willis Group Holdings Ltd.	72	1,851
WR Berkley Corp.	167	3,578
XL Capital Ltd. - Class A	66	755
		44,301
HEALTH CARE - 5.3%
Becton Dickinson & Co.	13	952
Biogen Idec Inc. (c)	18	790
CR Bard Inc.	11	845
Edwards Lifesciences Corp. (c)	28	1,932
Kinetic Concepts Inc. (c) (e)	57	1,565
Laboratory Corp. of America Holdings (c) (e)	9	640
WellPoint Inc. (c)	49	2,496
		9,220
INDUSTRIALS - 8.2%
Alliant Techsystems Inc. (c) (e)	12	988
Cooper Industries Ltd. - Class A	35	1,088
Cummins Inc.	30	1,055
Eaton Corp.	39	1,720
Iron Mountain Inc. (c) (e)	76	2,195
Landstar System Inc.	21	759
Lennox International Inc.	21	672
Norfolk Southern Corp.	21	803
Parker Hannifin Corp.	28	1,188
Republic Services Inc. - Class A	136	3,309

Rockwell Automation Inc.	20	653
		14,430
INFORMATION TECHNOLOGY - 7.8%
Activision Blizzard Inc. (c)	267	3,366
Affiliated Computer Services Inc. - Class A (c)	19	825
Amphenol Corp. - Class A	71	2,259
CA Inc.	40	699
CommScope Inc. (c)	68	1,789
Hewitt Associates Inc. - Class A (c)	25	740
IAC/InterActiveCorp. (c)	65	1,037
KLA-Tencor Corp.	27	689
Linear Technology Corp. (e)	30	689
Parametric Technology Corp. (c)	85	994
Teradyne Inc. (c) (e)	91	621
		13,708
MATERIALS - 6.1%
Airgas Inc.	42	1,716
Celanese Corp. - Class A	58	1,366
Intrepid Potash Inc. (c) (e)	68	1,896
Steel Dynamics Inc.	123	1,808
Terra Industries Inc.	38	923
Vulcan Materials Co. (e)	39	1,676
Walter Industries Inc.	35	1,275
		10,660
TELECOMMUNICATION SERVICES - 1.9%
Embarq Corp.	32	1,355
Sprint Nextel Corp. (c)	413	1,987
		3,342
UTILITIES - 12.3%
American Electric Power Co. Inc.	93	2,691
CMS Energy Corp. (e)	91	1,103
DPL Inc. (e)	90	2,092
Edison International Inc.	85	2,682
Entergy Corp.	45	3,473
EQT Corp. (e)	47	1,649
FirstEnergy Corp.	40	1,536
NV Energy Inc.	45	489
PG&E Corp.	15	591
PPL Corp.	128	4,220
Sempra Energy	11	563
Xcel Energy Inc.	28	509
		21,598

Total Common Stocks (cost $182,597)		168,668

SHORT TERM INVESTMENTS - 11.7%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.19% (a) (h)	5,134	5,134

Securities Lending Collateral - 8.8%

BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,975	5,975
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	9,657	9,449
Mellon GSL Reinvestment Trust II (d) (f) (u)	398	-
		15,424

Total Short Term Investments (cost $21,164)		20,558

Total Investments - 107.9% (cost $203,761)		189,226
Other Assets and Liabilities, Net - (7.9%)		(13,875)
Total Net Assets - 100%		$ 175,351

JNL/Goldman Sachs Short Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 9.5%
Adjustable Rate Mortgage Trust REMIC,
4.99%, 04/25/35 (i)	$ 250	$ 170
BCAP LLC Trust REMIC, 0.95%, 11/25/36 (i)	223	182
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 4.27%, 04/25/34 (i)	293	251
REMIC, 5.75%, 07/25/36 (i)	656	390
Bear Stearns Alt-A Trust II REMIC, 6.09%, 09/25/47 (i)	2,437	1,101
Capital One Multi-Asset Execution Trust,
4.95%, 09/15/12	6,700	6,773
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,141
Chase Mortgage Finance Corp.
REMIC, 4.59%, 02/25/37 (i)	657	594
Countrywide Home Loan Mortgage Pass-Through
Trust REMIC, 4.51%, 11/20/34 (i)	302	197
CS First Boston Mortgage Securities Corp.
REMIC, 6.53%, 06/15/34	3,500	3,589
REMIC, 7.29%, 09/15/41	791	793
Downey Savings & Loan Association Mortgage
Loan Trust REMIC, 0.51%, 11/19/37 (i)	1,434	547
First Horizon Asset Securities Inc. Pass-Through
Trust REMIC, 4.75%, 07/25/33 (i)	97	85
GMAC Mortgage Corp. Loan Trust
REMIC, 4.70%, 06/25/34 (i)	726	647
REMIC, 7.00%, 09/25/37 (i)	293	161
REMIC, 7.00%, 09/25/37 (i)	323	142
GreenPoint Mortgage Funding Trust
REMIC, 0.49%, 09/25/46 (i)	2,502	953
Harborview Mortgage Loan Trust
REMIC, 5.94%, 08/19/36 (i)	1,617	712
REMIC, 0.51%, 08/21/36 (i)	2,459	1,040
HFC Home Equity Loan Asset Backed Certificates
REMIC, 0.47%, 03/20/36 (i)	2,231	1,557
REMIC, 1.52%, 11/20/36 (i)	1,333	874
JPMorgan Chase & Co. Mortgage Trust
REMIC, 4.77%, 07/25/35 (i)	650	553

JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 4.25%, 07/25/35 (i)	718	607
JPMorgan Mortgage Trust REMIC, 5.06%, 07/25/35 (i)	562	433
Residential Funding Mortgage Securities I Inc.
REMIC, 5.18%, 09/25/35 (i)	665	509
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 3.77%, 05/25/34 (i)	423	339
REMIC, 5.19%, 09/25/34 (i)	170	128
REMIC, 5.35%, 11/25/34 (i)	817	591
REMIC, 6.00%, 11/25/37 (i)	2,337	1,191
Structured Asset Securities Corp.
REMIC, 4.45%, 09/25/33 (i)	929	694
Thornburg Mortgage Securities Trust
REMIC, 0.43%, 07/25/36 (i)	2,073	1,804
Washington Mutual Mortgage Pass-Through
Certificates REMIC, 3.14%, 06/25/34 (i)	502	439
Wells Fargo Mortgage Backed Securities Trust
REMIC, 4.54%, 04/25/35 (i)	3,894	3,427

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $46,388)		35,614

CORPORATE BONDS AND NOTES - 42.1%
CONSUMER DISCRETIONARY - 0.9%
COX Communications Inc., 4.63%, 01/15/10	750	754
Rogers Cable Inc.
6.25%, 06/15/13	325	345
5.50%, 03/15/14	275	285
Time Warner Cable Inc., 5.40%, 07/02/12	425	439
Time Warner Inc., 6.75%, 04/15/11	750	785
Viacom Inc., 5.75%, 04/30/11	875	896
		3,504
CONSUMER STAPLES - 2.0%
Anheuser-Busch InBev Worldwide Inc.,
7.20%, 01/15/14 (t) (u)	1,100	1,183
CVS/Caremark Corp., 2.15%, 09/10/10 (i)	825	827
General Mills Inc., 6.00%, 02/15/12	1,400	1,507
Kellogg Co., 6.60%, 04/01/11	1,200	1,286
Kroger Co., 6.75%, 04/15/12	625	676
Wal-Mart Stores Inc., 3.20%, 05/15/14	2,000	1,984
		7,463
ENERGY - 1.4%
Enterprise Products Operating LLC, 4.60%, 08/01/12	1,225	1,233
Enterprise Products Operating LP, 6.38%, 02/01/13	675	704
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,897
Williams Co. Inc., 6.38%, 10/01/10 (t) (v)	725	725
XTO Energy Inc., 5.90%, 08/01/12	600	636
		5,195
FINANCIALS - 32.2%
American General Finance Corp., 4.88%, 05/15/10 (e)	1,600	1,346

Amsouth Bank, 4.85%, 04/01/13	525	446
ANZ Capital Trust, 4.48%
(callable at 100 beginning 01/15/10) (p) (t) (v)	1,400	1,373
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,121
Bank of America Corp., 2.10%, 04/30/12 (e)	3,000	3,005
Bank of the West, 2.15%, 03/27/12	3,100	3,120
BNP Paribas Capital Trust, 9.00%
(callable at 100 on 10/27/10) (p) (t) (u)	1,572	1,329
Charles Schwab Corp., 4.95%, 06/01/14	850	865
Citigroup Funding Inc., 2.13%, 07/12/12	1,200	1,200
Citigroup Inc.
2.13%, 04/30/12	5,800	5,825
1.88%, 05/07/12	5,700	5,678
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,135
Dexia Credit Local, 2.38%, 09/23/11 (t) (u)	3,900	3,927
General Electric Capital Corp.
2.13%, 12/21/12	1,800	1,788
2.63%, 12/28/12	2,400	2,396
GMAC LLC, 2.20%, 12/19/12	3,500	3,486
Greater Bay Bancorp, 5.13%, 04/15/10	750	767
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,192
HSBC Finance Corp.,
1.46%, 07/19/12 (i)	1,150	1,016
0.98%, 09/14/12 (i)	925	814
ING Capital Funding Trust III, 8.44%
(callable at 100 beginning 12/31/10) (p)	2,250	1,418
Japan Finance Corp. 2.00%, 06/24/11	1,600	1,603
John Deere Capital Corp.
1.40%, 06/10/11 (i)	1,800	1,786
2.88%, 06/19/12	3,150	3,228
JPMorgan Chase & Co.
7.00%, 11/15/09	1,215	1,234
6.95%, 08/10/12	2,429	2,640
Kreditanstalt fuer Wiederaufbau
3.75%, 06/27/11	7,300	7,630
4.75%, 05/15/12	4,500	4,826
Landeskreditbank Baden-Wuerttemberg
Foerderbank, 3.25%, 10/29/10	2,000	2,008
Landwirtschaftliche Rentenbank
3.13%, 06/15/11	3,300	3,298
4.13%, 07/15/13	2,600	2,714
LeasePlan Corp. NV, 3.00%, 05/07/12 (t) (v)	1,900	1,907
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	752
Merrill Lynch & Co. Inc., 1.29%, 07/25/11 (i)	1,250	1,157
Morgan Stanley, 5.05%, 01/21/11	1,925	1,963
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,167
NRW Bank, 5.38%, 07/19/10	4,000	4,139
PNC Funding Corp., 1.88%, 06/22/11	2,800	2,820
Rabobank Nederland NV, 4.20%, 05/13/14 (t) (u)	1,150	1,147
Royal Bank of Scotland Group Plc, 9.12%

(callable at 100 beginning 03/31/10) (p)	1,600	1,304
Royal Bank of Scotland Plc, 2.63%, 05/11/12 (e) (t) (v)	5,200	5,237
Santander Central Hispano Issuances
Ltd., 7.63%, 11/03/09	2,000	2,029
Societe Financement de l’Economie Francaise
1.50%, 10/29/10 (t) (v)	10,100	10,094
2.00%, 02/25/11 (e) (t) (v)	1,900	1,913
Suncorp-Metway Ltd., 1.76%, 04/15/11 (i) (t) (v)	6,400	6,390
Wachovia Capital Trust III, 5.80%
(callable at 100 beginning 03/15/11) (p)	425	255
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	752
WEA Finance LLC, 5.40%, 10/01/12 (t) (v)	550	528
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i) (t) (v)	500	385
		121,153
HEALTH CARE - 0.5%
Roche Holdings Inc., 4.50%, 03/01/12 (t) (u)	1,700	1,787
UnitedHealth Group Inc., 5.50%, 11/15/12	125	129
		1,916
INFORMATION TECHNOLOGY - 0.9%
Hewlett Packard Co., 2.25%, 05/27/11	2,500	2,508
Oracle Corp., 5.00%, 01/15/11	1,000	1,047
		3,555
TELECOMMUNICATION SERVICES - 2.7%
France Telecom SA, 7.75%, 03/01/11 (l)	1,200	1,298
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	965
Telefonica Europe BV, 7.75%, 09/15/10	700	738
Verizon Wireless Capital LLC
3.75%, 05/20/11 (t) (v)	3,625	3,699
5.55%, 02/01/14 (t) (v)	1,475	1,565
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,738
		10,003
UTILITIES - 1.5%
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	575	613
Commonwealth Edison Co., 4.74%, 08/15/10	1,150	1,164
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,700
FirstEnergy Corp., 6.45%, 11/15/11	700	731
NiSource Finance Corp., 7.88%, 11/15/10	350	361
Progress Energy Inc., 6.05%, 03/15/14	875	920
		5,489

Total Corporate Bonds and Notes (cost $159,024)		158,278

GOVERNMENT AND AGENCY OBLIGATIONS - 43.4%
GOVERNMENT SECURITIES - 3.8%
Treasury Inflation Index Securities - 3.8%
U.S. Treasury Inflation Indexed Note,
0.88%, 04/15/10 (e) (r)	14,171	14,183
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 39.6%
Federal Home Loan Bank - 8.5%

Federal Home Loan Bank
3.71%, 12/23/09 (o)	20,000	20,312
3.25%, 03/11/11	11,200	11,610
		31,922
Federal Home Loan Mortgage Corp. - 10.4%
Federal Home Loan Mortgage Corp.
1.75%, 07/27/11	3,900	3,910
2.00%, 02/25/11	8,900	8,961
2.05%, 03/09/11	6,100	6,150
1.75%, 06/15/12 (e)	2,100	2,092
2.13%, 03/23/12 (e)	3,400	3,431
4.00%, 02/01/14	24	24
4.00%, 03/01/14	33	34
4.00%, 03/01/14	135	138
4.00%, 03/01/14	30	30
4.00%, 03/01/14	26	27
4.00%, 03/01/14	40	40
4.00%, 03/01/14	42	42
4.00%, 03/01/14	41	42
4.00%, 03/01/14	35	36
4.00%, 04/01/14	18	18
4.00%, 04/01/14	33	33
4.00%, 04/01/14	24	25
4.50%, 04/01/18	52	54
5.00%, 06/01/18	565	588
4.50%, 11/01/18	82	85
4.50%, 05/01/19	120	123
5.50%, 10/01/19	659	696
4.50%, 04/01/20	283	293
4.50%, 08/01/20	186	193
5.00%, 10/15/21	2,616	2,734
4.55%, 09/01/33 (i)	291	294
5.14%, 09/01/33 (i)	48	49
4.42%, 10/01/34 (i)	137	139
4.38%, 11/01/34 (i)	87	90
4.38%, 11/01/34 (i)	71	72
4.39%, 11/01/34 (i)	247	250
4.49%, 11/01/34 (i)	125	128
4.34%, 01/01/35 (i)	152	158
4.34%, 02/01/35 (i)	190	196
4.35%, 02/01/35 (i)	128	133
4.42%, 02/01/35 (i)	165	169
4.43%, 02/01/35 (i)	279	282
4.43%, 02/01/35 (i)	151	156
4.50%, 02/01/35 (i)	182	189
4.52%, 02/01/35 (i)	78	81
3.82%, 06/01/35 (i)	1,336	1,376
5.15%, 09/01/35 (i)	1,315	1,356
4.92%, 10/01/35 (i)	1,096	1,121
4.79%, 11/01/35 (i)	809	836

4.05%, 03/01/36 (i)	1,175	1,212
5.00%, 09/01/38	818	833
REMIC, 0.00%, 03/15/37 (0.00% until LIBOR
reaches 7.25%) (i) (s) (u)	222	214
		39,133
Federal National Mortgage Association - 20.0%
Federal National Mortgage Association
4.00%, 07/07/11	4,500	4,501
2.05%, 07/28/11	6,000	6,039
4.33%, 07/28/11	4,000	4,011
5.45%, 09/11/12	4,500	4,542
5.50%, 01/01/17	65	69
5.50%, 01/01/17	90	95
5.50%, 01/01/17	139	147
5.50%, 03/01/18	102	108
5.00%, 12/01/18, TBA (g)	7,520	7,875
5.50%, 12/01/18	521	549
5.50%, 01/01/19	1,087	1,148
5.00%, 12/01/19, TBA (g)	6,578	6,888
5.50%, 05/01/19	564	595
5.50%, 08/01/20	7,000	7,301
5.00%, 11/25/21	3,631	3,789
4.50%, 06/01/23	863	882
4.61%, 03/01/33 (i)	11	11
3.07%, 06/01/33 (i)	1,028	1,035
4.67%, 06/01/33 (i)	122	126
4.50%, 07/01/33 (i)	86	87
4.38%, 09/01/33 (i)	9	9
3.84%, 12/01/33 (i)	1,342	1,348
4.45%, 12/01/33 (i)	9	10
4.37%, 04/01/34 (i)	37	38
4.72%, 10/01/34 (i)	46	48
4.21%, 11/01/34 (i)	1,384	1,399
4.56%, 11/01/34 (i)	372	382
4.60%, 11/01/34 (i)	17	18
4.54%, 12/01/34 (i)	162	167
4.33%, 01/01/35 (i)	61	64
4.46%, 01/01/35 (i)	211	217
4.47%, 01/01/35 (i)	192	198
4.53%, 01/01/35 (i)	236	244
4.30%, 02/01/35 (i)	111	115
4.43%, 02/01/35 (i)	531	541
4.41%, 03/01/35 (i)	211	219
2.82%, 04/01/35 (i)	1,161	1,156
3.99%, 04/01/35 (i)	774	794
4.69%, 04/01/35 (i)	315	327
3.47%, 05/01/35 (i)	1,462	1,478
3.67%, 05/01/35 (i)	753	775
4.37%, 05/01/35 (i)	265	275
3.13%, 06/01/35 (i)	1,229	1,241

3.62%, 06/01/35 (i)	1,056	1,074
4.89%, 07/01/35 (i)	1,258	1,286
4.92%, 07/01/35 (i)	1,238	1,284
3.82%, 08/01/35 (i)	1,500	1,508
3.90%, 08/01/35 (i)	1,035	1,063
4.61%, 11/01/35 (i)	1,215	1,253
4.85%, 11/01/35 (i)	876	907
5.04%, 02/01/36 (i)	1,178	1,222
5.23%, 02/01/36 (i)	2,136	2,173
3.59%, 03/01/36 (i)	1,187	1,218
3.96%, 03/01/36 (i)	937	963
6.50%, 01/01/39, TBA (g)	-	-
REMIC, Interest Only, 2.70%, 08/25/35 (i) (s) (u)	30	1
REMIC, 0.00%, 02/25/37 (0.00% until LIBOR
reaches 7.25%) (i) (s) (u)	420	405
		75,218
Government National Mortgage Association - 0.7%
Government National Mortgage Association
7.00%, 12/15/17	2,154	2,306
5.50%, 07/15/20	449	472
		2,778

Total Government and Agency Obligations (cost $160,990)		163,234

SHORT TERM INVESTMENTS - 16.9%
Mutual Funds - 10.6%
JNL Money Market Fund, 0.19% (a) (h)	39,732	39,732

Securities Lending Collateral - 6.3%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	7,135	7,135
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	17,051	16,683
Mellon GSL Reinvestment Trust II (d) (f) (u)	698	-
		23,818
Total Short Term Investments (cost $64,616)		63,550

Total Investments - 111.9% (cost $431,018)		420,676
Other Assets and Liabilities, Net - (11.9%)		(44,774)
Total Net Assets - 100%		$ 375,902

JNL/JPMorgan International Value Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 9.1%
Compagnie Generale des Etablissements Michelin	96	$ 5,494
Daimler AG	230	8,335
Honda Motor Co. Ltd.	325	8,966
InterContinental Hotels Group Plc	301	3,083
Sodexo SA (e)	57	2,915
TUI Travel Plc	584	2,227

Vivendi SA	178	4,242
		35,262
CONSUMER STAPLES - 5.9%
Anheuser-Busch InBev NV (e)	172	6,214
Carrefour SA	81	3,460
Imperial Tobacco Group Plc	157	4,087
Japan Tobacco Inc.	1	3,806
Unilever NV	228	5,497
		23,064
ENERGY - 10.6%
BP Plc	923	7,258
China Petroleum & Chemical Corp.	2,286	1,743
China Shenhua Energy Co. Ltd.	1,471	5,419
OMV AG	147	5,517
Royal Dutch Shell Plc - Class A	261	6,513
Santos Ltd.	621	7,325
Total SA (e)	143	7,715
		41,490
FINANCIALS - 32.1%
Allianz SE	64	5,906
Australia & New Zealand Banking Group Ltd. (u)	246	3,270
AXA SA (e)	112	2,102
Banco Santander SA	1,154	13,860
Bank of China Ltd. (e)	9,106	4,336
Barclays Plc	1,181	5,500
BNP Paribas (e)	136	8,806
China Construction Bank Corp. (e)	4,222	3,274
Credit Suisse Group AG	102	4,654
HSBC Holdings Plc	1,528	12,635
ING Groep NV	374	3,760
Itau Unibanco Holding SA - ADR (e)	254	4,025
Lloyds Banking Group Plc	4,697	5,404
Man Group Plc	512	2,337
Mitsubishi UFJ Financial Group Inc.	1,606	9,971
Muenchener Rueckversicherungs AG	46	6,238
Nomura Holdings Inc.	492	4,156
Societe Generale - Class A (e)	109	5,936
Sumitomo Realty & Development Co. Ltd.	214	3,934
Sun Hung Kai Properties Ltd.	408	5,096
UBS AG (c)	132	1,616
Zurich Financial Services AG	47	8,288
		125,104
HEALTH CARE - 4.8%
Bayer AG	99	5,287
Roche Holding AG	41	5,523
Sanofi-Aventis SA	137	8,027
		18,837
INDUSTRIALS - 8.8%
BAE Systems Plc	579	3,223
Hamburger Hafen und Logistik AG	60	2,329

Kubota Corp.	463	3,830
Mitsubishi Corp. (e)	355	6,581
Mitsubishi Electric Corp.	786	4,985
Mitsui & Co. Ltd.	359	4,269
Ruukki Group Oyj (c) (e)	1,076	3,244
Schneider Electric SA (virt-x)	32	2,428
Sumitomo Heavy Industries Ltd.	721	3,226
		34,115
INFORMATION TECHNOLOGY - 5.7%
FUJIFILM Holdings Corp.	140	4,431
HON HAI Precision Industry Co. Ltd.	1,063	3,289
Logica Plc	2,022	2,628
Nintendo Co. Ltd.	21	5,777
Nokia Oyj (e)	327	4,791
Ricoh Co. Ltd.	111	1,435
		22,351
MATERIALS - 7.5%
ArcelorMittal (e)	186	6,093
CRH Plc	184	4,205
Kinross Gold Corp.	158	2,880
Lanxess AG	177	4,391
Peter Hambro Mining Plc	187	1,865
POSCO Inc. - ADR (e)	44	3,603
Shin-Etsu Chemical Co. Ltd.	77	3,599
Sidenor Steel Production & Manufacturing Co. SA (c)	315	2,370
		29,006
TELECOMMUNICATION SERVICES - 6.9%
BT Group Plc	2,961	4,944
Koninklijke KPN NV	269	3,699
Nippon Telegraph & Telephone Corp.	59	2,405
Telefonica SA	114	2,588
Telekomunikasi Indonesia Tbk PT	3,009	2,211
Vodafone Group Plc	5,799	11,182
		27,029
UTILITIES - 7.0%
E.ON AG	269	9,508
GDF Suez (e)	184	6,851
International Power Plc	1,355	5,306
Perusahaan Gas Negara PT (c)	4,674	1,442
Snam Rete Gas SpA	977	4,287
		27,394

Total Common Stocks (cost $452,912)		383,652

SHORT TERM INVESTMENTS - 15.8%
Mutual Funds - 4.2%
JNL Money Market Fund, 0.19% (a) (h)	16,555	16,555

Securities Lending Collateral - 11.6%
BNY Mellon Securities Lending Overnight

Fund, 0.41% (h)	26,318	26,318
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	19,113	18,700
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,713	-
		45,018

Total Short Term Investments (cost $63,699)		61,573

Total Investments - 114.2% (cost $516,611)		445,225
Other Assets and Liabilities, Net - (14.2%)		(55,375)
Total Net Assets - 100%		$ 389,850

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 18.1%
Advance Auto Parts Inc. (e)	32	$ 1,340
Amazon.com Inc. (c) (e)	11	937
Bed Bath & Beyond Inc. (c) (e)	36	1,113
Carmax Inc. (c) (e)	63	931
Chipotle Mexican Grill Inc. - Class A (c) (e)	8	608
Darden Restaurants Inc. (e)	27	881
DeVry Inc.	50	2,482
Discovery Communications Inc. - Class A (c)	64	1,436
Gentex Corp. (e)	57	661
Harley-Davidson Inc. (e)	27	443
John Wiley & Sons Inc.	42	1,410
Kohl’s Corp. (c) (e)	31	1,317
Lamar Advertising Co. (c) (e)	33	507
Las Vegas Sands Corp. (c) (e)	64	505
Marriott International Inc. - Class A (e)	42	930
Morningstar Inc. (c) (e)	16	663
Polo Ralph Lauren Corp. (e)	16	867
Sherwin-Williams Co.	23	1,215
Staples Inc. (e)	69	1,392
TJX Cos. Inc. (e)	56	1,749
		21,387
CONSUMER STAPLES - 0.2%
NBTY Inc. (c)	9	238

ENERGY - 6.3%
Cabot Oil & Gas Corp. - Class A	37	1,145
Cameron International Corp. (c) (e)	41	1,167
Forest Oil Corp. (c) (e)	73	1,093
Noble Energy Inc.	15	896
Oceaneering International Inc. (c)	19	857
Southwestern Energy Co. (c)	43	1,678
Weatherford International Ltd. (c)	32	633
		7,469
FINANCIALS - 12.6%
ACE Ltd.	36	1,606
Affiliated Managers Group Inc. (c) (e)	12	682

AON Corp.	26	985
Apollo Global Management LLC (c) (f) (s) (u)	73	257
BlackRock Inc. (e)	6	1,017
BOK Financial Corp. (e)	15	554
Fidelity National Financial Inc. - Class A	58	779
HCC Insurance Holdings Inc.	49	1,174
IntercontinentalExchange Inc. (c) (e)	8	880
Lazard Ltd. - Class A	24	657
MSCI Inc. (c)	42	1,034
Northern Trust Corp.	30	1,629
Och-Ziff Capital Management Group LLC (e)	87	771
T. Rowe Price Group Inc. (e)	33	1,368
TD Ameritrade Holding Corp. (c)	71	1,237
Zions Bancorporation (e)	27	309
		14,939
HEALTH CARE - 14.0%
Alexion Pharmaceuticals Inc. (c)	13	522
Allergan Inc.	18	852
Cerner Corp. (c) (e)	26	1,617
Covance Inc. (c) (e)	28	1,363
DaVita Inc. (c) (e)	26	1,301
DENTSPLY International Inc. (e)	34	1,043
Express Scripts Inc. (c)	28	1,911
Humana Inc. (c)	31	990
Illumina Inc. (c) (e)	46	1,787
Life Technologies Corp. (c)	14	580
Myriad Genetics Inc. (c) (e)	22	799
Myriad Pharmaceuticals Inc. (c)	4	16
UnitedHealth Group Inc.	46	1,142
VCA Antech Inc. (c) (e)	66	1,765
Zimmer Holdings Inc. (c)	21	903
		16,591
INDUSTRIALS - 20.5%
AECOM Technology Corp. (c) (e)	38	1,210
AGCO Corp. (c) (e)	24	701
Bucyrus International Inc. - Class A (e)	21	592
Canadian National Railway Co.	27	1,177
Carlisle Cos. Inc.	39	947
Corrections Corp. of America (c)	108	1,829
Cummins Inc.	27	959
Delta Air Lines Inc. (c) (e)	102	588
First Solar Inc. (c) (e)	4	604
FTI Consulting Inc. (c) (e)	28	1,395
Landstar System Inc.	60	2,140
Lennox International Inc.	30	961
McDermott International Inc. (c) (e)	40	820
Pall Corp.	36	952
Precision Castparts Corp.	25	1,862
Roper Industries Inc. (e)	26	1,186
Shaw Group Inc. (c)	29	804

Stericycle Inc. (c)	26	1,363
Wabtec Corp. (e)	34	1,107
Waste Connections Inc. (c) (e)	81	2,092
WW Grainger Inc. (e)	12	950
		24,239

INFORMATION TECHNOLOGY - 20.1%
Akamai Technologies Inc. (c) (e)	66	1,274
Amdocs Ltd. (c)	129	2,759
Amphenol Corp. - Class A	45	1,426
Ansys Inc. (c) (e)	29	914
Broadcom Corp. - Class A (c)	62	1,547
Cognizant Technology Solutions Corp. (c)	57	1,509
CommScope Inc. (c)	43	1,132
Dolby Laboratories Inc. - Class A (c) (e)	28	1,040
Equinix Inc. (c) (e)	16	1,157
F5 Networks Inc. (c)	44	1,522
Juniper Networks Inc. (c)	33	772
KLA-Tencor Corp.	37	946
Lam Research Corp. (c) (e)	26	666
Marvell Technology Group Ltd. (c)	107	1,240
MasterCard Inc. (e)	6	955
NetApp Inc. (c)	75	1,477
Nuance Communications Inc. (c) (e)	82	991
SAIC Inc. (c)	53	985
Sybase Inc. (c) (e)	20	636
Xilinx Inc. (e)	45	915
		23,863
MATERIALS - 4.6%
Ecolab Inc.	39	1,523
Freeport-McMoRan Copper & Gold Inc.	12	590
Grief Inc.	19	853
Nucor Corp.	13	595
Praxair Inc.	26	1,848
		5,409
TELECOMMUNICATION SERVICES - 2.5%
Leap Wireless International Inc. (c) (e)	45	1,482
tw telecom inc. (c) (e)	141	1,445
		2,927

Total Common Stocks (cost $127,435)		117,062

SHORT TERM INVESTMENTS - 15.4%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.19% (a) (h)	3,355	3,355

Securities Lending Collateral - 12.6%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,540	5,540
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	9,564	9,357
Mellon GSL Reinvestment Trust II (d) (f) (u)	456	-
		14,897

Total Short Term Investments (cost $18,915)		18,252

Total Investments - 114.3% (cost $146,350)		135,314
Other Assets and Liabilities, Net - (14.3%)		(16,936)
Total Net Assets - 100%		$ 118,378

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 3.7%
ACE Securities Corp. REMIC, 0.44%, 02/25/31 (i)	$ 615	$ 370
Banc of America Commercial Mortgage Inc.
REMIC, 6.41%, 03/11/32 (i) (t) (u)	2,113	2,369
Commercial Mortgage Pass-Through Certificates
REMIC, 5.45%, 07/16/34 (t) (u)	3,670	3,630
CompuCredit Acquired Portfolio Voltage Master
Trust, 0.49%, 09/15/18 (d) (f) (i) (t) (u)	779	546
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	237	222
Countrywide Alternative Loan Trust
REMIC, 0.53%, 07/20/46 (i)	1,327	511
REMIC, 0.51%, 12/20/46 (i)	1,568	628
Countrywide Home Equity Loan Trust, 0.58%, 02/15/34 (i)	761	262
IndyMac Seconds Asset Backed Trust
REMIC, 0.44%, 06/25/36 (i) (u)	1,034	73
LB-UBS Commercial Mortgage Trust
REMIC, 5.35%, 11/15/38	2,520	2,003
MASTR Adjustable Rate Mortgages Trust
REMIC, 4.95%, 02/25/34 (i)	901	601
Morgan Stanley Mortgage Loan Trust
REMIC, 5.27%, 10/25/34 (i)	725	557
Nomura Asset Acceptance Corp.
REMIC, 6.50%, 03/25/34 (t) (v)	5,452	4,616
Provident Funding Mortgage Loan Trust
REMIC, 3.94%, 10/25/35 (i)	643	532
SACO I Inc. REMIC, 0.44%, 06/25/36 (i) (u)	760	53
Structured Asset Mortgage Investments Inc.
REMIC, 0.52%, 08/25/36 (i)	1,709	704
Superior Wholesale Inventory Financing
Trust, 0.39%, 01/15/12 (i)	1,800	1,741
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	3,253	3,319
Wells Fargo Mortgage Backed Securities Trust
REMIC, 6.00%, 06/25/37	1,230	977

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $31,255)		23,714

CORPORATE BONDS AND NOTES - 1.0%
FINANCIALS - 1.0%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,579
Morgan Stanley, 3.25%, 12/01/11	2,500	2,593
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,576
Total Corporate Bonds and Notes (cost $6,517)		6,748

GOVERNMENT AND AGENCY OBLIGATIONS - 91.5%
GOVERNMENT SECURITIES - 24.0%
Sovereign - 0.8%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	5,324
Treasury Inflation Index Securities - 6.0%
U.S. Treasury Inflation Indexed Note

2.38%, 04/15/11 (e) (r)	3,394	3,496
2.50%, 07/15/16 (r)	2,407	2,527
1.38%, 07/15/18 (e) (r)	25,824	24,420
2.00%, 01/15/26 (e) (r)	5,559	5,449
2.38%, 01/15/27 (r)	2,125	2,200
		38,092
U.S. Treasury Securities - 17.2%
U.S. Treasury Bond
8.88%, 08/15/17 (e)	8,000	11,058
8.13%, 08/15/21 (e) (j)	25,000	14,656
5.25%, 11/15/28 (e)	20,000	22,488
5.38%, 02/15/31 (e)	13,000	14,922
U.S. Treasury Note
4.00%, 04/15/10 (e)	5,600	5,756
4.63%, 02/15/17 (e)	22,000	23,937
4.75%, 08/15/17 (e)	15,000	16,444
		109,261
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 67.5%
Federal Farm Credit Bank - 1.2%
Federal Farm Credit Bank, 5.75%, 12/07/28 (e)	7,000	7,372
Federal Home Loan Bank - 2.4%
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,737
5.25%, 12/11/20	4,500	4,764
		15,501
Federal Home Loan Mortgage Corp. - 26.9%
Federal Home Loan Mortgage Corp
7.00%, 07/01/11	1	1
6.50%, 08/01/13	9	10
8.00%, 07/01/20	26	28
6.00%, 11/01/28	302	318
7.00%, 04/01/29	68	74
7.00%, 10/01/31	3	3
7.00%, 11/01/31	4	4
7.00%, 02/01/32	83	90
7.00%, 03/01/32	80	87
7.00%, 04/01/32	9	9
7.00%, 04/01/32	49	53
7.00%, 06/01/32	4	4
7.00%, 06/01/32	8	9
7.00%, 08/01/32	4	5
5.00%, 08/01/33	1,316	1,346
5.00%, 12/01/34	5,406	5,526
5.21%, 12/01/35 (i)	8,543	8,822
5.85%, 01/01/37 (i)	2,347	2,465
REMIC, 5.00%, 10/15/17	4,541	4,763
REMIC, 5.00%, 12/15/17	7,000	7,436
REMIC, 5.00%, 01/15/18	3,500	3,713
REMIC, 5.00%, 02/15/18	10,000	10,599

REMIC, 5.00%, 03/15/18	4,000	4,234
REMIC, 4.50%, 06/15/18	2,000	2,093
REMIC, 4.50%, 08/15/19	3,400	3,509
REMIC, 4.50%, 10/15/19	10,466	10,788
REMIC, 4.50%, 02/15/20	2,500	2,594
REMIC, 4.50%, 09/15/20	5,365	5,458
REMIC, 5.00%, 07/15/23	6,717	6,601
REMIC, 5.50%, 01/15/27	7,000	7,064
REMIC, 5.00%, 03/15/31	1,131	113
REMIC, 4.50%, 04/15/32	183	182
REMIC, 5.00%, 12/15/32	3,500	3,638
REMIC, 5.50%, 01/15/33	7,617	7,929
REMIC, 5.00%, 07/15/33	3,000	3,121
REMIC, 5.00%, 08/15/33	7,000	7,202
REMIC, 5.00%, 09/15/33	8,240	8,521
REMIC, 4.50%, 04/15/34	10,890	10,846
REMIC, 5.00%, 05/15/34	3,890	3,991
REMIC, 5.00%, 06/15/34	4,078	4,263
REMIC, 5.50%, 06/15/34	10,000	10,396
REMIC, 4.50%, 07/15/34	2,660	2,702
REMIC, 5.50%, 10/15/34	4,000	4,178
REMIC, 5.00%, 02/15/35	5,000	5,004
REMIC, 5.50%, 07/15/35	6,580	6,981
REMIC, 5.50%, 07/15/36	4,383	4,561
		171,334

Federal National Mortgage Association - 30.3%
Federal National Mortgage Association
12.50%, 09/20/15	-	-
12.00%, 01/01/16	30	35
12.00%, 01/15/16	1	1
12.50%, 01/15/16	11	13
5.00%, 02/01/19	647	675
11.50%, 09/01/19	-	-
5.41%, 10/09/19 (j)	10,000	5,091
10.50%, 08/01/20	5	5
6.50%, 03/01/26	4	4
7.00%, 05/01/26	8	9
7.00%, 12/01/28	5	6
7.00%, 12/01/28	4	4
7.00%, 03/01/29	12	13
7.00%, 03/01/29	6	7
8.00%, 07/01/29	1	1
8.00%, 11/01/29	18	19
8.00%, 12/01/29	18	19
7.00%, 01/01/30	32	35
8.00%, 01/01/30	27	29
8.00%, 02/01/30	6	7
8.00%, 05/01/30	1	1
8.00%, 09/01/30	-	-

8.00%, 10/01/30	24	26
8.00%, 01/01/31	3	4
8.00%, 01/01/31	62	67
6.00%, 02/01/31	229	241
7.50%, 02/01/31	38	41
8.00%, 02/01/31	14	15
8.00%, 02/01/31	11	12
8.00%, 03/01/31	4	4
8.00%, 03/01/31	4	4
8.00%, 03/01/31	9	10
6.00%, 01/01/33	942	993
5.50%, 02/01/35	9,701	10,066
6.00%, 06/01/35	150	158
5.00%, 09/01/35	165	169
5.00%, 09/01/35	154	157
6.00%, 10/01/35	615	645
6.00%, 10/01/35	42	44
6.00%, 10/01/35	285	299
6.00%, 11/01/35	506	530
6.00%, 11/01/35	58	61
6.00%, 11/01/35	837	879
5.00%, 12/01/35	487	498
5.50%, 01/01/36	3,206	3,325
6.00%, 02/01/36	391	410
6.50%, 02/01/36	416	445
6.50%, 02/01/36	1,065	1,136
6.50%, 02/01/36	452	483
5.00%, 03/01/36	11,976	12,235
6.00%, 03/01/36	363	381
6.00%, 03/01/36	515	539
6.00%, 03/01/36	118	124
6.50%, 03/01/36	2,262	2,413
5.50%, 04/01/36	216	224
5.50%, 04/01/36	198	205
5.50%, 04/01/36	158	164
5.50%, 04/01/36	223	231
5.50%, 04/01/36	30	31
5.50%, 04/01/36	136	141
5.50%, 04/01/36	643	665
5.50%, 04/01/36	57	59
5.50%, 04/01/36	487	504
5.50%, 04/01/36	31	32
6.00%, 04/01/36	96	101
6.00%, 04/01/36	743	779
6.00%, 04/01/36	342	358
5.50%, 05/01/36	491	507
5.50%, 05/01/36	33	34
5.50%, 05/01/36	120	124
5.50%, 05/01/36	66	69
5.50%, 05/01/36	188	194

5.50%, 05/01/36	185	191
5.50%, 05/01/36	228	236
5.50%, 05/01/36	279	288
5.50%, 05/01/36	255	264
5.50%, 05/01/36	395	408
5.50%, 05/01/36	164	169
5.50%, 05/01/36	25	25
5.50%, 05/01/36	249	257
5.50%, 05/01/36	792	819
5.50%, 05/01/36	473	490
5.50%, 05/01/36	71	73
6.00%, 05/01/36	129	135
5.50%, 06/01/36	19	19
5.50%, 06/01/36	70	72
5.50%, 06/01/36	712	737
5.50%, 06/01/36	617	638
5.50%, 06/01/36	296	307
5.50%, 06/01/36	22	22
5.50%, 06/01/36	95	99
5.50%, 06/01/36	367	380
5.50%, 06/01/36	165	171
5.50%, 06/01/36	231	239
5.50%, 06/01/36	127	131
6.00%, 06/01/36	596	625
6.00%, 06/01/36	252	264
6.00%, 06/01/36	262	274
6.00%, 06/01/36	245	257
6.00%, 06/01/36	224	234
6.00%, 06/01/36	367	384
5.50%, 07/01/36	577	596
5.50%, 07/01/36	485	502
5.50%, 07/01/36	121	126
5.50%, 07/01/36	121	126
5.50%, 07/01/36	377	390
6.00%, 07/01/36	217	228
6.00%, 07/01/36	3,506	3,672
6.00%, 07/01/36	24,939	26,093
6.00%, 07/01/36	347	364
6.00%, 07/01/36	317	333
5.50%, 08/01/36	18	18
5.50%, 08/01/36	443	458
6.00%, 08/01/36	178	186
6.00%, 08/01/36	373	391
6.00%, 08/01/36	259	272
6.00%, 08/01/36	228	238
6.00%, 09/01/36	287	301
6.00%, 09/01/36	153	160
5.50%, 10/01/36	2,485	2,570
6.00%, 12/01/36	337	353
REMIC, 5.00%, 05/25/18	9,880	10,456

REMIC, 4.00%, 01/25/19	3,000	3,021
REMIC, 5.00%, 12/25/22	11,111	11,497
REMIC, 4.50%, 05/01/23	7,981	7,119
REMIC, 4.50%, 07/25/23	11,114	11,430
REMIC, 5.00%, 04/25/32	7,500	7,769
REMIC, 4.50%, 12/25/32	5,000	5,147
REMIC, 3.50%, 07/25/33	3,435	3,338
REMIC, 5.50%, 12/25/34	3,002	3,170
REMIC, 5.50%, 02/25/35	8,790	9,157
REMIC, 5.50%, 07/25/35	4,233	4,499
REMIC, 5.50%, 11/25/35	2,025	2,134
REMIC, 7.50%, 12/25/41	11,724	12,670
REMIC, 4.68%, 06/25/43	9,179	9,346
		193,148
Government National Mortgage Association - 6.7%
Government National Mortgage Association
13.50%, 07/15/10	10	11
6.00%, 04/15/29	4	4
6.00%, 05/15/32	2	2
6.00%, 07/15/32	1	1
6.00%, 01/15/34	27	29
6.00%, 01/15/34	21	22
6.00%, 06/15/34	7	8
6.00%, 09/15/34	642	673
6.00%, 09/15/34	40	42
6.00%, 09/15/34	110	115
6.00%, 04/15/35	222	232
6.00%, 04/15/35	663	693
6.00%, 05/15/35	565	591
6.00%, 05/15/35	19	20
6.00%, 06/15/35	30	31
6.00%, 07/15/35	612	637
6.00%, 07/15/35	751	788
6.00%, 01/15/36	1,637	1,704
REMIC, 6.50%, 06/16/31	3,945	4,236
REMIC, 5.00%, 09/20/32	7,000	7,304
REMIC, 5.50%, 09/20/33	5,484	5,778
REMIC, 6.00%, 12/16/33	2,780	2,817
REMIC, Interest Only, 6.50%, 11/20/34	1,126	99
REMIC, 5.50%, 12/20/34	10,000	10,305
REMIC, 5.50%, 01/20/37	4,816	5,017
REMIC, Interest Only, 5.84%, 05/16/38 (i)	11,702	1,408
		42,567

Total Government and Agency Obligations (cost $555,721)		582,599

SHORT TERM INVESTMENTS - 18.4%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.19% (a) (h)	23,929	23,929
Securities Lending Collateral - 14.6%

BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	22,596	22,596
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	72,080	70,523
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,177	-
		93,119

Total Short Term Investments (cost $120,782)		117,048

Total Investments - 114.6% (cost $714,275)		730,109
Other Assets and Liabilities, Net - (14.6%)		(93,112)
Total Net Assets - 100%		$ 636,997

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 6.9%
Delek Automotive Systems Ltd.	299	$ 2,432
Desarrolladora Homex SAB de CV - ADR (c) (e)	168	4,683
Ford Otomotiv Sanayi AS	73	284
Grupo Televisa SA - ADR	390	6,628
PT Astra International Tbk	328	766
Truworths International Ltd.	1,047	5,024
Woongjin Coway Co. Ltd.	241	5,873
		25,690
CONSUMER STAPLES - 10.8%
Amorepacific Corp.	5	2,650
British American Tobacco Plc	161	2,046
Eastern Tobacco	110	2,208
Fomento Economico Mexicano SAB de CV - ADR	224	7,229
Hite Brewery Co. Ltd.	30	3,685
Kimberly-Clark de Mexico SAB de CV	631	2,406
KT&G Corp.	38	2,143
Massmart Holdings Ltd.	355	3,681
Oriflame Cosmetics SA (e)	110	4,784
Souza Cruz SA	250	7,156
Tiger Brands Ltd. (e)	136	2,545
		40,533
ENERGY - 10.4%
Banpu Public Co. Ltd.	347	3,442
LUKOIL Holdings - ADR (e)	256	11,376
Oil & Natural Gas Corp. Ltd.	622	13,864
Pakistan Petroleum Ltd.	1,215	2,826
Tenaris SA - ADR (e)	145	3,915
TNK-BP Holdings	3,162	3,305
		38,728
FINANCIALS - 20.9%
Akbank T.A.S.	1,496	6,700
Banco do Brasil SA	1,120	12,089
Bank Hapoalim BM (c)	1,278	3,402
Bank Mandiri Persero Tbk PT	20,168	6,273
Commercial International Bank	324	2,839

JHSF Participacoes SA	564	530
Kasikornbank Public Co. Ltd.	1,839	3,912
Nedbank Group Ltd. (e)	639	8,119
Punjab National Bank Ltd.	468	6,615
Sanlam Ltd.	3,533	7,918
Shinhan Financial Group Co. Ltd. (c)	386	9,762
Turkiye Is Bankasi SA	3,418	10,072
		78,231
INDUSTRIALS - 7.4%
Cia de Concessoes Rodoviarias	405	6,391
Empresa Brasileira de Aeronautica SA - ADR (e)	89	1,480
Iochpe Maxion SA	-	-
Murray & Roberts Holdings Ltd. (e)	1,076	6,976
Orascom Construction Industries	186	6,359
PLUS Expressways Bhd	2,697	2,455
S1 Corp.	22	946
United Tractors Tbk PT	2,996	2,921
		27,528
INFORMATION TECHNOLOGY - 12.4%
Advanced Semiconductor Engineering Inc.	5,271	3,044
Companhia Brasileira de Meios de Pagamento (c) (u)	507	4,355
HON HAI Precision Industry Co. Ltd. - GDR	862	5,238
HTC Corp.	458	6,477
Infosys Technologies Ltd. - ADR	55	2,038
NHN Corp. (c)	40	5,541
Redecard SA	664	10,168
Samsung Electronics Co. Ltd.	12	5,713
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	400	3,764
		46,338
MATERIALS - 6.8%
Huabao International Holdings Ltd.	1,330	1,287
Israel Chemicals Ltd.	711	7,054
Jindal Steel & Power Ltd.	53	2,738
Kumba Iron Ore Ltd. (e)	332	7,801
Pretoria Portland Cement Co. Ltd.	1,192	4,485
Shougang Concord International Enterprises Co. Ltd.	13,218	2,217
		25,582
TELECOMMUNICATION SERVICES - 13.1%
America Movil SAB de CV - ADR	209	8,073
Cellcom Israel Ltd.	20	526
Egyptian Co. for Mobile Services	106	3,713
Mobile Telesystems - ADR (e)	277	10,215
Philippine Long Distance Telephone Co. - ADR (e)	209	10,367
PT Telekomunikasi Indonesia - ADR (e)	333	9,989
Turkcell Iletisim Hizmet AS (e)	1,089	6,045
		48,928

Total Common Stocks (cost $345,574)		331,558

PREFERRED STOCKS - 3.2%

MATERIALS - 1.7%
Cia Vale do Rio Doce	36	548
Fertilizantes Fosfatados SA	28	213
Klabin SA	131	200
Suzano Papel e Celulose SA	389	2,979
Usinas Siderurgicas de Minas Gerais SA - Class A	122	2,600
		6,540
UTILITIES - 1.5%
AES Tiete SA	321	3,350
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	127	2,224
		5,574

Total Preferred Stocks (cost $10,270)		12,114

SHORT TERM INVESTMENTS - 14.8%
Mutual Funds - 9.1%
JNL Money Market Fund, 0.19% (a) (h)	33,856	33,856

Securities Lending Collateral - 5.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	3,338	3,338
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	18,213	17,820
Mellon GSL Reinvestment Trust II (d) (f) (u)	782	-
		21,158

Total Short Term Investments (cost $56,189)		55,014

Total Investments - 106.7% (cost $412,033)		398,686
Other Assets and Liabilities, Net - (6.7%)		(25,058)
Total Net Assets - 100%		$ 373,628

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 13.1%
Abercrombie & Fitch Co. - Class A (e)	68	$ 1,724
Burger King Holdings Inc.	81	1,404
Gap Inc. (e)	91	1,499
J.C. Penney Co. Inc.	64	1,846
Leggett & Platt Inc. (e)	164	2,501
Mattel Inc.	178	2,850
Starbucks Corp. (c)	150	2,082
Viacom Inc. - Class B (c)	113	2,567
		16,473
CONSUMER STAPLES - 9.2%
Avon Products Inc.	62	1,596
Campbell Soup Co. (e)	59	1,730
JM Smucker Co.	31	1,494
McCormick & Co. Inc. (e)	82	2,674
Molson Coors Brewing Co.	64	2,726
Sara Lee Corp.	141	1,376

		11,596
ENERGY - 8.2%
Holly Corp. (e)	120	2,154
Massey Energy Co.	55	1,073
Patterson-UTI Energy Inc. (e)	164	2,104
Pride International Inc. (c) (e)	90	2,255
Valero Energy Corp.	37	624
Williams Cos. Inc.	134	2,089
		10,299
FINANCIALS - 12.9%
Ameriprise Financial Inc.	102	2,480
City National Corp. (e)	35	1,282
Hudson City Bancorp Inc.	102	1,357
Marsh & McLennan Cos. Inc.	65	1,300
Northern Trust Corp.	12	660
PartnerRe Ltd. (e)	21	1,377
Public Storage (e)	38	2,482
RenaissanceRe Holdings Ltd.	39	1,824
St. Joe Co. (c) (e)	71	1,875
Waddell & Reed Financial Inc. - Class A	59	1,561
		16,198
HEALTH CARE - 12.1%
Cardinal Health Inc.	45	1,363
Hospira Inc. (c)	106	4,075
Life Technologies Corp. (c)	50	2,089
Omnicare Inc. (e)	84	2,166
Patterson Cos. Inc. (c) (e)	69	1,495
Warner Chilcott Ltd. (c) (e)	143	1,882
Zimmer Holdings Inc. (c)	49	2,087
		15,157
INDUSTRIALS - 14.5%
Cintas Corp.	64	1,450
Corrections Corp. of America (c)	144	2,448
Covanta Holding Corp. (c) (e)	98	1,664
Dover Corp.	54	1,770
Foster Wheeler AG (c)	122	2,886
Monster Worldwide Inc. (c) (e)	96	1,134
Parker Hannifin Corp.	41	1,766
Republic Services Inc. - Class A	127	3,095
Spirit Aerosystems Holdings Inc. (c)	141	1,936
		18,149
INFORMATION TECHNOLOGY - 14.9%
Agilent Technologies Inc. (c)	116	2,352
Analog Devices Inc.	105	2,599
Fidelity National Information Services Inc.	50	992
Ingram Micro Inc. - Class A (c)	161	2,823
Juniper Networks Inc. (c)	70	1,654
Lam Research Corp. (c) (e)	56	1,448
NetApp Inc. (c)	52	1,020
NeuStar Inc. - Class A (c)	65	1,429

Symantec Corp. (c)	202	3,135
VeriSign Inc. (c)	71	1,307
		18,759
MATERIALS - 8.9%
Air Products & Chemicals Inc.	33	2,106
Ball Corp.	76	3,428
Bemis Co. Inc.	63	1,588
Packaging Corp. of America	170	2,752
RPM International Inc.	97	1,362
		11,236
UTILITIES - 4.2%
American Electric Power Co. Inc.	80	2,311
Energen Corp.	32	1,286
Wisconsin Energy Corp.	42	1,710
		5,307

Total Common Stocks (cost $134,886)		123,174

SHORT TERM INVESTMENTS - 15.8%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (h)	877	877

Securities Lending Collateral - 15.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	9,474	9,474
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	9,778	9,566
Mellon GSL Reinvestment Trust II (d) (f) (u)	525	-
		19,040

Total Short Term Investments (cost $20,654)		19,917

Total Investments - 113.8% (cost $155,540)		143,091
Other Assets and Liabilities, Net - (13.8%)		(17,397)
Total Net Assets - 100%		$ 125,694

JNL/M&G Global Basics Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 7.7%
Baron de Ley SA (c) (u)	2	$ 62
Compagnie des Alpes (u)	3	85
Eastman Kodak Co.	5	16
Hongkong & Shanghai Hotels	172	172
Starbucks Corp. (c)	13	181
Yum! Brands Inc.	6	200
		716
CONSUMER STAPLES - 24.3%
Agrana Beteiligungs AG (u)	3	291
Colgate-Palmolive Co.	5	347
Constellation Brands Inc. - Class A (c)	25	313
Corn Products International Inc.	6	171

Elders Ltd.	159	36
Elizabeth Arden Inc. (c)	5	41
Foster’s Group Ltd.	40	168
Kerry Group Plc	11	260
Pilgrim’s Pride Corp. - Class B	9	43
PZ Cussons Plc	33	106
Unilever Plc	16	374
Wimm-Bill-Dann Foods OJSC - ADR (c)	2	115
		2,265
ENERGY - 6.1%
Alliance Resource Partners LP	5	146
Tullow Oil Plc	27	423
		569
FINANCIALS - 1.6%
AMMB Holdings Bhd	156	150

HEALTH CARE - 6.1%
Ansell Ltd.	37	259
DENTSPLY International Inc.	10	290
Genus Plc	2	21
		570
INDUSTRIALS - 13.1%
Acuity Brands Inc.	5	137
Aggreko Plc	11	93
European Aeronautic Defence & Space Co. NV	17	270
Fraser and Neave Ltd. (f)	81	217
Noble Group Ltd.	123	155
QinetiQ Group Plc	83	196
United Technologies Corp.	2	94
Wienerberger AG (c)	5	64
		1,226
MATERIALS - 37.0%
AMCOL International Corp.	6	119
Arkema SA	7	159
BHP Billiton Ltd.	4	122
BlueScope Steel Ltd.	93	190
Eramet	2	418
Iluka Resources Ltd. (c)	71	164
Imerys SA	7	273
Imerys SA (c)	1	50
Johnson Matthey Plc	17	327
K+S AG	1	44
Lonmin Plc	18	352
Minerals Technologies Inc.	3	90
Panoramic Resources Ltd.	13	24
Schnitzer Steel Industries Inc. - Class A	2	127
Scotts Miracle-Gro Co.	7	235
Sherritt International Corp.	21	96
Sims Metal Management Ltd.	23	500
Symrise AG	11	159

		3,449

Total Common Stocks (cost $8,239)		8,945

PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Villeroy & Boch AG	2	12

Total Preferred Stocks (cost $13)		12

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.19% (a) (h)	233	233

Total Short Term Investments (cost $233)		233

Total Investments - 98.5% (cost $8,485)		9,190
Other Assets and Liabilities, Net - 1.5%		140
Total Net Assets - 100%		$ 9,330

JNL/M&G Global Leaders Fund
COMMON STOCKS - 92.2%
CONSUMER DISCRETIONARY - 3.5%
Home Depot Inc.	5	$ 118
Whirlpool Corp.	2	73
Yamaha Motor Co. Ltd.	7	82
		273
CONSUMER STAPLES - 10.1%
Carrefour SA	3	116
Coca-Cola Enterprises Inc.	7	110
Heineken NV	5	167
Kerry Group Plc	6	129
Lawson Inc.	3	145
Metro AG	2	112
		779
ENERGY - 11.5%
Anadarko Petroleum Corp.	3	123
BP Plc	16	124
El Paso Corp.	13	117
Forest Oil Corp. (c)	4	60
Hess Corp.	2	97
Marathon Oil Corp.	4	111
Mariner Energy Inc. (c)	5	62
Noble Corp.	2	57
TransCanada Corp.	5	143
		894
FINANCIALS - 13.0%
AMMB Holdings Bhd	104	100
China Citic Bank	167	108
Credit Suisse Group AG	3	134

HSBC Holdings Plc	21	173
JPMorgan Chase & Co.	5	153
UBS AG (c)	6	75
Unum Group	7	106
Wells Fargo & Co.	7	158
		1,007
HEALTH CARE - 12.8%
Astellas Pharma Inc.	5	188
AstraZeneca Plc	3	150
Daiichi Sankyo Co. Ltd.	5	95
Kobayashi Pharmaceutical Co. Ltd.	2	88
Lonza Group AG	1	139
Merck & Co. Inc.	4	117
Pfizer Inc.	7	102
Schering-Plough Corp.	4	108
		987
INDUSTRIALS - 14.5%
A P Moller - Maersk A/S	-	96
AGCO Corp. (c)	3	73
DCC Plc	3	72
Hutchison Whampoa Ltd.	12	78
Kennametal Inc.	4	75
Koninklijke Philips Electronics NV	4	71
Nexans SA	1	56
Norfolk Southern Corp.	3	105
Shanghai Industrial Holdings Ltd.	26	105
Siemens AG	2	104
Smiths Group Plc	7	82
Spirit Aerosystems Holdings Inc. (c)	5	71
Tianjin Development Holdings	94	59
Timken Co.	4	73
		1,120
INFORMATION TECHNOLOGY - 14.8%
Google Inc. - Class A (c)	-	85
Konica Minolta Holdings Inc.	14	146
MacDonald Dettwiler & Associates Ltd. (c)	4	98
Marvell Technology Group Ltd. (c)	6	70
McAfee Inc. (c)	4	152
Microsoft Corp.	9	221
Parametric Technology Corp. (c)	6	65
SAP AG	3	121
Yahoo! Inc. (c)	5	72
Yokogawa Electric Corp.	18	119
		1,149
MATERIALS - 5.4%
Anglo American Plc	4	125
EI Du Pont de Nemours & Co.	4	102
Koninklijke DSM NV	3	107
ThyssenKrupp AG	3	87
		421

TELECOMMUNICATION SERVICES - 3.8%
SK Telecom Co. Ltd. - ADR	8	122
Vodafone Group Plc	88	170
		292
UTILITIES - 2.8%
Alliant Energy Corp.	3	82
E.ON AG	4	134
		216

Total Common Stocks (cost $6,647)		7,138

PREFERRED STOCKS - 2.1%
INFORMATION TECHNOLOGY - 2.1%
Samsung Electronics Co. Ltd.	1	160

Total Preferred Stocks (cost $125)		160

SHORT TERM INVESTMENTS - 4.5%
Mutual Funds - 4.5%
JNL Money Market Fund, 0.19% (a) (h)	349	349

Total Short Term Investments (cost $349)		349

Total Investments - 98.8% (cost $7,121)		7,647
Other Assets and Liabilities, Net - 1.2%		94
Total Net Assets - 100%		$ 7,741

JNL/Mellon Capital Management 10 X 10 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond
Index Fund (2.8%) (a)	1,230	$ 13,869
JNL/Mellon Capital Management International
Index Fund (3.0%) (a)	1,445	14,422
JNL/Mellon Capital Management JNL 5 Fund (2.3%) (a)	10,776	67,778
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (4.5%) (a)	1,664	14,814
JNL/Mellon Capital Management S&P 500
Index Fund (2.3%) (a)	1,804	13,996
JNL/Mellon Capital Management Small Cap
Index Fund (4.0%) (a)	1,704	13,940

Total Investment Funds (cost $182,538)		138,819

Total Investments - 100.0% (cost $182,538)		138,819
Other Assets and Liabilities, Net - 0.0%		(7)
Total Net Assets - 100%		$ 138,812

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond
Index Fund (4.4%) (a)	1,953	$ 22,025
JNL/Mellon Capital Management International
Index Fund (4.8%) (a)	2,295	22,904
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (7.1%) (a)	2,643	23,526
JNL/Mellon Capital Management S&P 500
Index Fund (3.6%) (a)	2,864	22,226
JNL/Mellon Capital Management Small Cap
Index Fund (6.3%) (a)	2,706	22,137

Total Investment Funds (cost $123,496)		112,818

Total Investments - 100.0% (cost $123,496)		112,818
Other Assets and Liabilities, Net - 0.0%		(4)
Total Net Assets - 100%		$ 112,814

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 98.8%
CONSUMER STAPLES - 6.2%
Heineken Holding NV	5	$ 156
Tate & Lyle Plc	23	122
		278
ENERGY - 15.3%
BP Plc	22	174
ENI SpA	7	173
Royal Dutch Shell Plc - Class B	6	163
Total SA	3	171
		681
FINANCIALS - 23.4%
Banco Bilbao Vizcaya Argentaria SA	11	135
Banco de Sabadell SA	23	144
DnB NOR ASA (c)	26	196
Erste Group Bank AG	4	101
Hannover Rueckversicherung AG (c)	5	190
ING Groep NV	8	80
KBC Groep NV (c)	2	39
Lloyds Banking Group Plc	38	43
Zurich Financial Services AG	1	119
		1,047
HEALTH CARE - 10.7%
AstraZeneca Plc	4	171
Roche Holding AG	1	148
Sanofi-Aventis SA	3	157
		476
INDUSTRIALS - 3.6%
Metso Oyj	9	162

MATERIALS - 17.3%
Antofagasta Plc	30	295
BHP Billiton Plc	9	201
Lafarge SA (u)	2	128
SSAB Svenskt Stal AB - Class A	13	146
		770
TELECOMMUNICATION SERVICES - 16.6%
BT Group Plc	62	103
France Telecom SA	6	141
Mobistar SA	2	145
Portugal Telecom SGPS SA	19	184
Swisscom AG	1	167
		740
UTILITIES - 5.7%
Enel SpA	22	107
RWE AG	2	148
		255

Total Common Stocks (cost $4,370)		4,409

SHORT TERM INVESTMENTS - 1.5%

Mutual Funds - 1.5%
JNL Money Market Fund, 0.19% (a) (h)	69	69

Total Short Term Investments (cost $69)		69

Total Investments - 100.3% (cost $4,439)		4,478
Other Assets and Liabilities, Net - (0.3%)		(10)
Total Net Assets - 100%		$ 4,468

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 10.7%
Jardine Cycle & Carriage Ltd.	34	$ 451
Tabcorp Holdings Ltd.	58	335
Yue Yuen Industrial Holdings Ltd.	126	296
		1,082
CONSUMER STAPLES - 3.8%
Metcash Ltd.	110	382

ENERGY - 4.3%
Caltex Australia Ltd.	40	442

FINANCIALS - 12.9%
Australia & New Zealand Banking Group Ltd. (u)	26	345
Hang Seng Bank Ltd.	22	307
United Overseas Bank Ltd.	31	314
Westpac Banking Corp.	21	340
		1,306
HEALTH CARE - 4.8%
Astellas Pharma Inc.	7	263
Daiichi Sankyo Co. Ltd.	13	228
		491
INDUSTRIALS - 26.0%
Central Japan Railway Co.	-	215
Daiwa House Industry Co. Ltd.	40	432
East Japan Railway Co.	4	259
Kamigumi Co. Ltd.	45	380
Nippon Express Co. Ltd.	82	374
SembCorp Industries Ltd.	186	388
Toll Holdings Ltd.	70	352
West Japan Railway Co.	-	235
		2,635
MATERIALS - 24.1%
Amcor Ltd.	66	267
BHP Billiton Ltd.	14	390
Kansai Paint Co. Ltd.	60	432
Rio Tinto Ltd.	4	184
Sims Metal Management Ltd.	15	328
Taiyo Nippon Sanso Corp.	43	412
Tokuyama Corp.	59	434

		2,447
TELECOMMUNICATION SERVICES - 6.0%
KDDI Corp.	-	303
NTT DoCoMo Inc.	-	309
		612
UTILITIES - 5.8%
Hokuriku Electric Power Co.	13	307
Tokyo Gas Co. Ltd.	79	283
		590

Total Common Stocks (cost $9,275)		9,987

SHORT TERM INVESTMENTS - 0.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.19% (a) (h)	62	62
Total Short Term Investments (cost $62)		62

Total Investments - 99.0% (cost $9,337)		10,049
Other Assets and Liabilities, Net - 1.0%		99
Total Net Assets - 100%		$ 10,148

JNL/Mellon Capital Management S&P 500 Index Fund * (y)
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 8.6%
Comcast Corp. - Class A	216	$ 3,130
Home Depot Inc. (e)	127	3,005
McDonald's Corp.	82	4,741
Walt Disney Co. (e)	139	3,247
Other Securities		39,627
		53,750
CONSUMER STAPLES - 11.6%
Coca-Cola Co.	149	7,154
Coca-Cola Enterprises Inc.	23	386
Colgate-Palmolive Co.	38	2,661
CVS Caremark Corp.	109	3,478
Kraft Foods Inc. - Class A	110	2,793
PepsiCo Inc.	117	6,406
Philip Morris International Inc.	147	6,400
Procter & Gamble Co.	218	11,131
Wal-Mart Stores Inc.	167	8,077
Other Securities		23,560
		72,046
ENERGY - 12.0%
Chevron Corp.	150	9,941
ConocoPhillips	111	4,665
Exxon Mobil Corp.	365	25,513
Occidental Petroleum Corp.	61	3,996
Schlumberger Ltd.	90	4,848
Other Securities		25,787
		74,750

FINANCIALS - 13.1%
Bank of America Corp.	603	7,954
Bank of New York Mellon Corp. (a)	89	2,613
Goldman Sachs Group Inc.	38	5,549
JPMorgan Chase & Co. (e)	291	9,924
Morgan Stanley (e)	101	2,874
Prudential Financial Inc.	34	1,278
Wells Fargo & Co. (e)	348	8,432
Other Securities		42,826
		81,450
HEALTH CARE - 13.5%
Abbott Laboratories	116	5,446
Amgen Inc. (c) (e)	76	4,009
Bristol-Myers Squibb Co.	148	3,016
Eli Lilly & Co.	76	2,628
Gilead Sciences Inc. (c) (e)	68	3,200
Johnson & Johnson	206	11,696
Medtronic Inc.	84	2,927
Merck & Co. Inc. (e)	158	4,417
Pfizer Inc. (e)	505	7,577
Schering-Plough Corp.	122	3,065
Wyeth	100	4,529
Other Securities		31,707
		84,217
INDUSTRIALS - 9.5%
3M Co.	52	3,127
General Electric Co. (e)	791	9,265
United Parcel Service Inc. - Class B (e)	75	3,730
United Technologies Corp. (e)	71	3,670
Other Securities		39,502
		59,294
INFORMATION TECHNOLOGY - 17.8%
Apple Inc. (c)	67	9,496
Cisco Systems Inc. (c)	431	8,038
Google Inc. - Class A (c)	18	7,564
Hewlett-Packard Co.	178	6,892
Intel Corp. (e)	417	6,894
International Business Machines Corp. (e)	99	10,317
Microsoft Corp.	572	13,603
Oracle Corp.	283	6,065
QUALCOMM Inc.	124	5,585
Other Securities		36,171
		110,625
MATERIALS - 3.1%
Monsanto Co.	41	3,054
Other Securities		16,276
		19,330
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	441	10,958
Verizon Communications Inc.	213	6,538

Other Securities		3,798
		21,294
UTILITIES - 3.9%
Other Securities		24,516

Total Common Stocks (cost $717,976)		601,272

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 3.3%
JNL Money Market Fund, 0.19% (a) (h)	20,696	20,696

Securities Lending Collateral - 5.6%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (h)	12,718	12,718
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	22,486	22,000
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	775	-
		34,718

U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 2,365	2,364

Total Short Term Investments (cost $59,007)		57,778

Total Investments - 105.8% (cost $776,983)		659,050
Other Assets and Liabilities, Net - (5.8%)		(36,144)
Total Net Assets - 100%		$ 622,906

JNL/Mellon Capital Management S&P 400 MidCap Index Fund * (y)
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 15.2%
Advance Auto Parts Inc.	43	$ 1,797
American Eagle Outfitters Inc.	94	1,333
BorgWarner Inc. (e)	53	1,799
Carmax Inc. (c) (e)	101	1,479
Dollar Tree Inc. (c)	41	1,717
ITT Educational Services Inc. (c) (e)	14	1,418
Priceline.com Inc. (c) (e)	19	2,105
Ross Stores Inc.	58	2,221
Strayer Education Inc. (e)	6	1,403
Other Securities		34,914
		50,186
CONSUMER STAPLES - 3.9%
Church & Dwight Co. Inc.	32	1,737
Energizer Holdings Inc. (c)	31	1,638
Ralcorp Holdings Inc. (c)	26	1,572
Other Securities		8,106
		13,053
ENERGY - 6.1%
Helmerich & Payne Inc. (e)	48	1,483

Newfield Exploration Co. (c)	61	1,978
Plains Exploration & Production Co. (c)	55	1,511
Pride International Inc. (c)	79	1,983
Other Securities		13,123
		20,078
FINANCIALS - 17.3%
Eaton Vance Corp.	53	1,427
Everest Re Group Ltd.	28	2,004
Federal Realty Investors Trust (e)	27	1,388
Fidelity National Financial Inc. - Class A	105	1,425
New York Community Bancorp Inc. (e)	157	1,682
WR Berkley Corp.	62	1,340
Other Securities		47,944
		57,210
HEALTH CARE - 12.3%
Beckman Coulter Inc. (e)	29	1,647
Cerner Corp. (c) (e)	31	1,917
Covance Inc. (c)	29	1,423
Edwards Lifesciences Corp. (c)	25	1,734
Henry Schein Inc. (c) (e)	41	1,954
Hologic Inc. (c) (e)	117	1,664
ResMed Inc. (c)	35	1,411
Vertex Pharmaceuticals Inc. (c) (e)	79	2,809
Other Securities		26,023
		40,582
INDUSTRIALS - 14.5%
AECOM Technology Corp. (c)	42	1,331
Alliant Techsystems Inc. (c) (e)	15	1,231
AMETEK Inc.	49	1,684
Joy Global Inc. (e)	47	1,666
KBR Inc.	74	1,362
Manpower Inc.	36	1,513
Roper Industries Inc. (e)	41	1,854
URS Corp. (c)	38	1,870
Other Securities		35,463
		47,974
INFORMATION TECHNOLOGY - 14.7%
Avnet Inc. (c)	68	1,440
Global Payments Inc.	37	1,374
Lam Research Corp. (c)	57	1,489
SAIC Inc. (c)	92	1,715
Other Securities		42,445
		48,463
MATERIALS - 7.1%
Airgas Inc.	37	1,504
Cliffs Natural Resources Inc.	59	1,452
FMC Corp.	33	1,565
Lubrizol Corp.	31	1,464
Martin Marietta Materials Inc. (e)	20	1,596
Other Securities		15,832

		23,412
TELECOMMUNICATION SERVICES - 0.6%
Other Securities		1,958

UTILITIES - 6.6%
Alliant Energy Corp.	50	1,318
MDU Resources Group Inc.	84	1,590
NSTAR (e)	49	1,565
Oneok Inc.	48	1,416
Other Securities		15,926
		21,815

Total Common Stocks (cost $431,754)		324,731

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 29.9%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.19% (a) (h)	5,284	5,284

Securities Lending Collateral - 28.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	54,552	54,552
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	39,133	38,288
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,206	-
		92,840
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 645	645

Total Short Term Investments (cost $101,820)		98,769

Total Investments - 128.2% (cost $533,574)		423,500
Other Assets and Liabilities, Net - (28.2%)		(93,259)
Total Net Assets - 100%		$ 330,241

JNL/Mellon Capital Management Small Cap Index Fund * (y)
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 13.1%
Bally Technologies Inc. (c) (e)	26	$ 773
Carter's Inc. (c)	27	662
Corinthian Colleges Inc. (c) (e)	40	672
Tractor Supply Co. (c) (e)	17	699
Tupperware Brands Corp.	30	772
Warnaco Group Inc. (c) (e)	22	703
Other Securities		41,943
		46,224
CONSUMER STAPLES - 3.5%

Other Securities		12,356

ENERGY - 4.5%
Tetra Technologies Inc. (c)	34	268
Other Securities		15,725
		15,993
FINANCIALS - 19.6%
FirstMerit Corp. (e)	39	660
Highwoods Properties Inc. (e)	33	744
IPC Holdings Ltd.	26	713
Knight Capital Group Inc. (c)	44	753
MFA Financial Inc.	106	731
National Retail Properties Inc. (e)	38	657
Platinum Underwriters Holdings Ltd.	25	708
ProAssurance Corp. (c)	16	723
Prosperity Bancshares Inc. (e)	22	643
Prudential Bancorp Inc. of Pennsylvania (e)	2	21
Westamerica Bancorporation (e)	14	687
Other Securities		62,039
		69,079
HEALTH CARE - 14.9%
AMERIGROUP Corp. (c)	25	674
Haemonetics Corp. (c)	12	693
Isis Pharmaceuticals Inc. (c) (e)	44	727
NuVasive Inc. (c) (e)	17	769
Onyx Pharmaceuticals Inc. (c) (e)	27	761
Owens & Minor Inc. (e)	20	865
STERIS Corp. (e)	28	723
Thoratec Corp. (c) (e)	27	715
Other Securities		46,723
		52,650
INDUSTRIALS - 16.1%
CLARCOR Inc. (e)	24	704
Curtiss-Wright Corp. (e)	21	637
EMCOR Group Inc. (c) (e)	32	636
GrafTech International Ltd. (c) (e)	57	645
Regal-Beloit Corp. (e)	17	668
Tetra Tech Inc. (c) (e)	29	817
Watson Wyatt Worldwide Inc. (e)	20	759
Other Securities		51,851
		56,717
INFORMATION TECHNOLOGY - 20.3%
3Com Corp. (c) (e)	188	884
Arris Group Inc. (c) (e)	59	714
Data Domain Inc. (c) (e)	22	729
Digital River Inc. (c) (e)	18	656
Informatica Corp. (c)	41	709
Jack Henry & Associates Inc.	39	816
Palm Inc. (c) (e)	65	1,084
Parametric Technology Corp. (c)	55	642

Polycom Inc. (c) (e)	41	826
Skyworks Solutions Inc. (c)	79	775
Solera Holdings Inc. (c)	32	821
VistaPrint Ltd. (c) (e)	21	877
Other Securities		62,096
		71,629

MATERIALS - 3.8%
Rock-Tenn Co. - Class A	18	694
Other Securities		12,949
		13,643
TELECOMMUNICATION SERVICES - 1.2%
Other Securities		4,152

UTILITIES - 3.6%
Cleco Corp. (b)	29	642
New Jersey Resources Corp.	20	740
Nicor Inc.	21	742
Piedmont Natural Gas Co. Inc. (e)	35	840
Portland General Electric Co.	36	694
WGL Holdings Inc.	24	761
Other Securities		8,278
		12,697

Total Common Stocks (cost $446,474)		355,140

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 26.1%
Mutual Funds - 1.2%
JNL Money Market Fund, 0.19% (a) (h)	4,321	4,321

Securities Lending Collateral - 24.8%
BNY Mellon Securities Lending Overnight
Fund (a) (h)	34,680	34,680
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	54,068	52,900
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,630	-
		87,580

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 130	130

Total Short Term Investments (cost $95,294)		92,031

Total Investments - 126.7% (cost $541,768)		447,171
Other Assets and Liabilities, Net - (26.7%)		(94,255)
Total Net Assets - 100%		$ 352,916

JNL/Mellon Capital Management International Index Fund * (y)
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 9.8%
Honda Motor Co. Ltd.	95	$ 2,623
Toyota Motor Corp.	159	6,038
Volkswagen AG	5	1,724
Other Securities		37,024
		47,409
CONSUMER STAPLES - 9.8%
British American Tobacco Plc	115	3,161
Diageo Plc	144	2,065
Nestle SA	209	7,861
Tesco Plc	453	2,633
Unilever NV	94	2,256
Other Securities		29,137
		47,113
ENERGY - 8.5%
BG Group Plc	193	3,234
BP Plc	1,075	8,451
ENI SpA	150	3,539
Royal Dutch Shell Plc - Class A	204	5,088
Royal Dutch Shell Plc - Class B	155	3,891
Total SA (e)	123	6,620
Other Securities		10,292
		41,115
FINANCIALS - 24.1%
Allianz SE	26	2,399
Banco Bilbao Vizcaya Argentaria SA	205	2,571
Banco Santander SA	461	5,621
Barclays Plc	557	2,594
BNP Paribas (e)	48	3,122
Commonwealth Bank of Australia	85	2,659
Credit Suisse Group AG	65	2,956
HSBC Holdings Plc	987	8,160
Mitsubishi UFJ Financial Group Inc.	535	3,323
National Australia Bank Ltd.	110	1,998
Prudential plc (a)	144	982
Standard Chartered Plc	109	2,048
Sumitomo Mitsui Financial Group Inc. (u)	52	2,118
UBS AG (c)	185	2,262
UniCredit SpA (c)	830	2,090
Westpac Banking Corp. (e)	167	2,733
Other Securities		68,550
		116,186
HEALTH CARE - 8.2%
AstraZeneca Plc	83	3,658
Bayer AG	44	2,357
GlaxoSmithKline Plc	298	5,242
Novartis AG	122	4,927

Roche Holding AG	40	5,488
Sanofi-Aventis SA	61	3,554
Other Securities		14,095
		39,321
INDUSTRIALS - 11.1%
ABB Ltd. (c)	127	1,992
Siemens AG	47	3,263
Other Securities		48,228
		53,483
INFORMATION TECHNOLOGY - 5.1%
Canon Inc.	62	2,017
Nokia Oyj (e)	219	3,202
SAP AG	49	1,988
Other Securities		17,469
		24,676
MATERIALS - 9.0%
Anglo American Plc	76	2,200
BASF SE	53	2,110
BHP Billiton Ltd.	193	5,395
BHP Billiton Plc	127	2,849
Rio Tinto Ltd.	25	1,061
Rio Tinto Plc	52	1,792
Other Securities		28,115
		43,522
TELECOMMUNICATION SERVICES - 5.9%
France Telecom SA	105	2,389
Telefonica SA	243	5,503
Vodafone Group Plc	3,016	5,815
Other Securities		14,669
		28,375
UTILITIES - 6.2%
E.ON AG	109	3,867
GDF Suez (e)	69	2,586
RWE AG	24	1,896
Other Securities		21,786
		30,135

Total Common Stocks (cost $584,070)		471,335

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Volkswagen AG	6	415
Other Securities		408
		823
CONSUMER STAPLES - 0.1%
Other Securities		402

FINANCIALS - 0.0%
Other Securities		132

HEALTH CARE - 0.1%
Other Securities		250

INDUSTRIALS - 0.0%
Other Securities		185

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		352

UTILITIES - 0.0%
RWE AG	2	140

Total Preferred Stocks (cost $3,168)		2,284

RIGHTS - 0.1%
Rio Tinto Plc (c)	27	312
Other Securities		34

Total Rights (cost $431)		345

WARRANTS - 0.0%
Other Securities		3

Total Warrants (cost $0)		3

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 1.7%
JNL Money Market Fund, 0.19% (a) (h)	8,598	8,598

Securities Lending Collateral - 11.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	28,507	28,507
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	28,485	27,870
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	1,711	-
		56,377
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 880	880

Total Short Term Investments (cost $68,181)		65,855

Total Investments - 111.9% (cost $655,850)		539,822
Other Assets and Liabilities, Net - (11.9%)		(57,264)
Total Net Assets - 100%		$ 482,558

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 3.6%
Banc of America Commercial Mortgage Inc.
REMIC, 5.12%, 07/11/43	$ 150	$ 149

REMIC, 5.77%, 05/10/45 (i)	550	284
REMIC, 4.89%, 07/10/45	370	340
REMIC, 5.45%, 01/15/49	200	155
REMIC, 5.48%, 01/15/49 (i)	350	148
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.21%, 02/11/44	260	240
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	500	513
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,033
Chase Issuance Trust, 4.65%, 12/17/12	95	98
Citigroup Commercial Mortgage Trust
REMIC, 5.25%, 04/15/40 (i)	250	234
Citigroup/Deutsche Bank Commercial Mortgage Trust
REMIC, 5.62%, 10/15/48	250	203
REMIC, 5.65%, 10/15/48	500	276
CS First Boston Mortgage Securities Corp.
REMIC, 5.42%, 05/15/36 (i)	350	307
REMIC, 4.83%, 04/15/37	680	587
REMIC, 5.10%, 08/15/38 (i)	350	312
First Union National Bank-Bank of America
REMIC, 6.17%, 03/15/33	267	269
GE Capital Commercial Mortgage Corp.
REMIC, 5.33%, 11/10/45 (i)	200	127
GMAC Commercial Mortgage Securities Inc.
REMIC, 5.04%, 12/10/41 (i)	75	30
Greenwich Capital Commercial Funding Corp.
REMIC, 5.44%, 03/10/39	500	399
GS Mortgage Securities Corp. II
REMIC, 5.56%, 11/10/39	400	326
REMIC, 5.81%, 08/10/45 (i)	850	642
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.82%, 05/12/34	94	94
REMIC, 4.45%, 01/12/38	400	383
REMIC, 4.88%, 01/12/38 (i)	500	443
REMIC, 5.41%, 03/11/39 (i)	500	489
REMIC, 4.77%, 03/12/39	500	462
REMIC, 4.72%, 02/11/41	1,700	1,536
REMIC, 5.37%, 06/12/41 (i)	850	733
REMIC, 4.74%, 07/15/42	500	423
REMIC, 4.98%, 07/15/42 (i)	125	44
REMIC, 4.94%, 08/15/42 (i)	278	225
REMIC, 5.42%, 01/15/49	250	184
REMIC, 5.75%, 02/12/49 (i)	200	151
REMIC, 5.79%, 02/12/51 (i)	521	389
LB-UBS Commercial Mortgage Trust
REMIC, 3.85%, 05/15/27	244	235
REMIC, 3.97%, 03/15/29	250	221
REMIC, 5.59%, 06/15/31	75	74
REMIC, 4.17%, 05/15/32	165	151
REMIC, 5.42%, 02/15/40	330	240
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	205

Merrill Lynch/Countrywide Commercial Mortgage Trust
REMIC, 5.65%, 02/12/39 (i)	250	218
REMIC, 5.41%, 07/12/46 (i)	200	151
REMIC, 5.17%, 12/12/49	200	146
Morgan Stanley Capital I
5.81%, 03/12/17	400	293
REMIC, 5.81%, 06/12/12 (i)	400	373
REMIC, 4.80%, 01/13/41	250	223
REMIC, 5.33%, 11/12/41	250	202
REMIC, 5.77%, 10/15/42 (i)	270	225
REMIC, 5.41%, 03/15/44	350	164
Wachovia Bank Commercial Mortgage Trust
REMIC, 4.44%, 11/15/34	118	118
REMIC, 5.22%, 01/15/41	100	87
REMIC, 4.89%, 10/15/41	200	97
REMIC, 4.90%, 10/15/41 (i)	500	268
REMIC, 5.43%, 07/15/41 (i)	250	224
REMIC, 5.12%, 07/15/42 (i)	410	346
REMIC, 5.25%, 12/15/43	500	436
REMIC, 5.34%, 12/15/43	200	132
REMIC, 5.53%, 12/15/44 (i)	200	102
REMIC, 5.42%, 01/15/45 (i)	350	279
REMIC, 6.19%, 06/15/45 (i)	500	184
REMIC, 5.57%, 10/15/48	250	193

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $21,561)		17,814

CORPORATE BONDS AND NOTES - 21.4%
CONSUMER DISCRETIONARY - 1.4%
CBS Corp., 7.88%, 07/30/30	125	100
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	250	285
9.46%, 11/15/22 (e)	100	117
Comcast Corp.
5.30%, 01/15/14	500	517
6.50%, 01/15/15	50	53
5.65%, 06/15/35	100	92
6.50%, 11/15/35	100	101
6.95%, 08/15/37	100	104
COX Communications Inc., 5.45%, 12/15/14	150	149
Daimler Finance North America LLC
7.75%, 01/18/11	250	261
6.50%, 11/15/13	100	102
8.50%, 01/18/31	50	53
Fortune Brands Inc., 5.38%, 01/15/16	250	229
Grupo Televisa SA, 6.63%, 03/18/25	100	91
Historic TW Inc., 6.63%, 05/15/29	100	90
Home Depot Inc.
4.63%, 08/15/10	250	255

5.25%, 12/16/13	250	257
5.88%, 12/16/36	250	221
Johnson Controls Inc., 5.50%, 01/15/16	250	232
Lowe’s Cos. Inc., 5.50%, 10/15/35	150	137
McDonald’s Corp., 5.35%, 03/01/18	300	317
News America Inc.
5.30%, 12/15/14	175	176
6.20%, 12/15/34	50	43
6.40%, 12/15/35	100	88
Omnicom Group Inc., 5.90%, 04/15/16	250	250
Target Corp.
5.88%, 07/15/16	250	271
7.00%, 07/15/31	100	107
Thomson Reuters Corp., 6.50%, 07/15/18	500	520
Time Warner Cable Inc.
5.85%, 05/01/17	150	150
8.75%, 02/14/19	169	197
6.55%, 05/01/37	250	240
Time Warner Inc.
6.75%, 04/15/11	250	262
5.88%, 11/15/16	350	345
7.63%, 04/15/31	250	243
Viacom Inc.
5.75%, 04/30/11	250	256
6.25%, 04/30/16	250	246
Walt Disney Co., 7.00%, 03/01/32	50	58
Yum! Brands Inc., 8.88%, 04/15/11	50	54
		7,269
CONSUMER STAPLES - 1.5%
Altria Group Inc., 9.70%, 11/10/18	500	573
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	96
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	368
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	73
Coca-Cola Co., 5.75%, 03/15/11	250	267
Coca-Cola Enterprises Inc.
7.13%, 08/01/17	100	112
8.50%, 02/01/22	250	325
ConAgra Foods Inc., 7.00%, 04/15/19	300	329
CVS Caremark Corp.
5.75%, 08/15/11	350	370
6.13%, 08/15/16	250	259
Diageo Capital Plc, 4.38%, 05/03/10 (e)	50	51
Diageo Investment Corp., 8.00%, 09/15/22	100	110
General Mills Inc., 6.00%, 02/15/12	100	108
Kellogg Co., 6.60%, 04/01/11	250	268
Kimberly-Clark Corp., 5.63%, 02/15/12	250	266
Kraft Foods Inc.
6.50%, 11/01/31	100	99
7.00%, 08/11/37	100	106
6.88%, 02/01/38	150	159

Kroger Co.
5.50%, 02/01/13	100	103
7.50%, 04/01/31	150	173
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	88
PepsiCo Inc.
5.15%, 05/15/12 (e)	300	325
7.90%, 11/01/18	250	304
Philip Morris International Inc.
6.88%, 03/17/14	500	564
5.65%, 05/16/18	250	262
Procter & Gamble Co.
4.95%, 08/15/14	150	161
5.55%, 03/05/37	100	101
Reynolds American Inc., 7.63%, 06/01/16	250	251
Safeway Inc., 5.80%, 08/15/12	100	107
Sara Lee Corp., 6.25%, 09/15/11	75	78
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	105
5.80%, 02/15/18	350	381
7.55%, 02/15/30	300	381
		7,323
ENERGY - 1.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	105
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	99
6.45%, 09/15/36	150	135
Apache Corp., 5.25%, 04/15/13	250	263
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	141
Centerpoint Energy Transition Co. LLC, 5.17%, 08/01/19	741	773
Conoco Funding Co., 7.25%, 10/15/31	75	82
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	216
ConocoPhillips, 6.65%, 07/15/18	75	83
Devon Energy Corp., 7.95%, 04/15/32	100	119
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	118
EnCana Corp., 6.50%, 08/15/34	100	102
Energy Transfer Partners LP, 5.95%, 02/01/15	250	252
Enterprise Products Operating LLC
5.60%, 10/15/14	25	26
6.88%, 03/01/33	25	26
Hess Corp.
6.65%, 08/15/11	275	293
7.30%, 08/15/31	35	36
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	235
5.00%, 12/15/13	75	74
6.00%, 02/01/17	150	149
Marathon Oil Corp.
6.13%, 03/15/12	200	211
5.90%, 03/15/18	250	251
Nexen Inc.

5.88%, 03/10/35	50	43
6.40%, 05/15/37	100	92
Noble Energy Inc., 8.25%, 03/01/19	300	341
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	138
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	136
Petrobras International Finance Co.
6.13%, 10/06/16	100	102
5.88%, 03/01/18	150	147
Petro-Canada, 7.00%, 11/15/28	75	74
Shell International Finance BV
5.63%, 06/27/11	250	269
5.20%, 03/22/17	250	264
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)	250	242
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	264
StatoilHydro ASA, 5.25%, 04/15/19	500	515
Suncor Energy Inc.
5.95%, 12/01/34	100	89
6.50%, 06/15/38	300	282
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	102
Transocean Inc., 6.80%, 03/15/38	150	160
Valero Energy Corp.
6.88%, 04/15/12	500	532
7.50%, 04/15/32	100	96
Weatherford International Inc., 6.35%, 06/15/17	250	248
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	251
XTO Energy Inc.
4.90%, 02/01/14	75	76
6.75%, 08/01/37	350	365
		8,671
FINANCIALS - 9.6%
Abbey National Plc, 7.95%, 10/26/29	200	178
Aegon NV, 4.75%, 06/01/13	150	136
Allstate Corp.
6.13%, 02/15/12	75	76
5.35%, 06/01/33	75	63
5.55%, 05/09/35	100	85
American Express Co.
4.88%, 07/15/13	250	244
6.15%, 08/28/17	250	231
8.15%, 03/19/38	100	106
American International Group Inc.
4.25%, 05/15/13 (e) (k)	500	290
5.85%, 01/16/18	200	106
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	189
Asian Development Bank
4.13%, 09/15/10	350	361
4.25%, 10/20/14	250	253
Assurant Inc., 6.75%, 02/15/34	100	70
AXA SA, 8.60%, 12/15/30	100	94

Bank of America Corp.
1.70%, 12/23/10 (e)	1,000	1,012
3.13%, 06/15/12 (e)	400	413
4.88%, 09/15/12	150	148
5.75%, 12/01/17	175	156
5.49%, 03/15/19	200	162
Bank of America Credit Card Trust, 4.72%, 5/15/13	250	259
Bank of America NA, 6.00%, 10/15/36	250	200
Barclays Bank Plc
5.45%, 09/12/12	500	521
6.86% (callable at 100 beginning 06/15/32) (p) (t) (v)	50	30
BB&T Capital Trust I, 5.85%, 08/18/35	100	75
BB&T Capital Trust II, 6.75%, 06/07/36	150	120
BB&T Corp., 6.50%, 08/01/11	75	77
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	204
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	104
4.63%, 10/15/13	250	261
4.85%, 01/15/15	100	104
Boeing Capital Corp.
6.10%, 03/01/11	250	266
5.80%, 01/15/13	125	134
Boston Properties LP, 6.25%, 01/15/13	150	149
Burlington Resources Finance Co., 7.20%, 08/15/31	100	109
Camden Property Trust, 5.00%, 06/15/15	100	88
Capital One Bank USA NA, 6.50%, 06/13/13	250	247
Capital One Financial Corp.
5.70%, 09/15/11	250	251
6.15%, 09/01/16	250	221
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	97
Chubb Corp., 5.20%, 04/01/13	100	104
Cincinnati Financial Corp., 6.13%, 11/01/34	100	70
Citigroup Funding Inc., 1.38%, 05/05/11	1,000	1,001
Citigroup Inc.
6.00%, 02/21/12	350	346
2.13%, 04/30/12	1,000	1,004
5.00%, 09/15/14	400	335
5.85%, 08/02/16	250	222
5.50%, 02/15/17	350	285
6.00%, 08/15/17	250	218
6.13%, 11/21/17	700	614
8.50%, 05/22/19	350	356
6.00%, 10/31/33	50	37
Corp. Andina de Fomento, 6.88%, 03/15/12	150	158
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	251
Credit Suisse USA Inc.
6.13%, 11/15/11	100	107
6.50%, 01/15/12	250	270
5.13%, 08/15/15 (e)	200	205
7.13%, 07/15/32	100	107

Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	243
ERP Operating LP
5.25%, 09/15/14	50	47
5.75%, 06/15/17	150	140
European Investment Bank
4.13%, 09/15/10	250	259
3.13%, 07/15/11	1,000	1,032
4.63%, 03/21/12	200	214
4.63%, 05/15/14 (e)	150	160
4.88%, 02/16/16	250	266
5.13%, 09/13/16	500	535
Export-Import Bank of Korea, 5.13%, 03/16/15	200	187
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	122
General Electric Capital Corp.
4.13%, 09/01/09 (e)	250	251
4.88%, 10/21/10	250	257
1.63%, 01/07/11 (e)	200	202
3.00%, 12/09/11	500	516
5.88%, 02/15/12	250	261
5.25%, 10/19/12	400	411
5.45%, 01/15/13 (e)	1,000	1,026
5.00%, 01/08/16	100	98
5.63%, 05/01/18	700	662
5.63%, 09/15/17	200	191
6.75%, 03/15/32	350	314
5.88%, 01/14/38	100	79
6.38%, 11/15/67 (i)	500	334
Goldman Sachs Group Inc.
7.35%, 10/01/09	350	355
1.63%, 07/15/11 (e)	300	302
3.25%, 06/15/12 (e)	400	414
5.45%, 11/01/12	1,000	1,034
5.25%, 04/01/13 (e)	100	102
5.13%, 01/15/15	200	197
5.75%, 10/01/16	250	245
6.25%, 09/01/17	200	198
5.95%, 01/18/18	300	291
6.15%, 04/01/18	75	73
5.95%, 01/15/27	250	211
6.13%, 02/15/33	250	233
6.75%, 10/01/37	200	178
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	52
HCP Inc., 6.00%, 01/30/17	150	127
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	132
HSBC Finance Corp., 5.25%, 01/14/11	500	503
HSBC Holdings Plc
5.25%, 12/12/12	200	207
7.63%, 05/17/32	150	154
6.50%, 05/02/36	150	146
Inter-American Development Bank

7.38%, 01/15/10	100	104
5.13%, 09/13/16	250	268
International Bank for Reconstruction & Development,
7.63%, 01/19/23	300	383
International Lease Finance Corp.
5.75%, 06/15/11	250	207
3.00%, 04/22/14	500	489
John Deere Capital Corp., 7.00%, 03/15/12	250	275
JPMorgan Chase & Co.
6.75%, 02/01/11	250	261
1.65%, 02/23/11	600	605
3.13%, 12/01/11 (e)	500	517
6.63%, 03/15/12	100	105
5.38%, 10/01/12 (e)	600	628
5.75%, 01/02/13	100	103
4.75%, 03/01/15	250	252
5.15%, 10/01/15	250	246
6.40%, 10/02/17	500	501
6.00%, 01/15/18	700	695
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	243
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	60
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	79
KeyBank NA, 5.80%, 07/01/14	100	93
Kreditanstalt fuer Wiederaufbau
4.63%, 01/20/11	250	260
3.25%, 02/15/11	500	516
3.25%, 03/15/13	250	255
3.50%, 05/16/13	400	411
4.13%, 10/15/14	150	152
4.88%, 01/17/17 (e)	500	528
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	500	533
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	250	-
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	95
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	95
MBNA Corp., 7.50%, 03/15/12	100	105
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	502
6.05%, 05/16/16	250	224
6.88%, 04/25/18	350	324
MetLife Inc.
6.13%, 12/01/11	500	523
5.00%, 11/24/13	100	100
5.70%, 06/15/35	100	87
6.40%, 12/15/36 (i)	100	72
Morgan Stanley
5.05%, 01/21/11	500	510
5.75%, 08/31/12	500	517
5.25%, 11/02/12	500	507
4.75%, 04/01/14	450	425
5.75%, 10/18/16	250	240

5.45%, 01/09/17	350	327
7.25%, 04/01/32	25	25
MUFG Capital Finance 1 Ltd., 6.35%
(callable at 100 beginning 07/25/16) (p)	250	219
National City Bank, 4.63%, 05/01/13	100	95
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/32	150	169
National Westminster Bank Plc, 7.38%, 10/01/09	250	247
Oesterreichische Kontrollbank AG
4.75%, 11/08/11	250	266
4.75%, 10/16/12	250	265
ORIX Corp., 5.48%, 11/22/11	200	184
PNC Funding Corp., 5.25%, 11/15/15	250	238
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	150
ProLogis, 5.63%, 11/15/16	250	192
Prudential Financial Inc., 5.70%, 12/14/36	250	188
Realty Income Corp., 6.75%, 08/15/19	150	135
Regions Bank, 2.75%, 12/10/10	400	410
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	80
Simon Property Group LP, 5.25%, 12/01/16	250	222
SLM Corp.
5.00%, 10/01/13	50	39
5.05%, 11/14/14	250	193
SunTrust Bank, 6.38%, 04/01/11	200	204
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	150	97
Svensk Exportkredit AB, 5.13%, 03/01/17	200	203
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	45
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	165
Travelers Cos. Inc.
6.25%, 03/15/37 (i)	250	201
6.25%, 06/15/37	150	155
U.S. Bank NA, 6.38%, 08/01/11	600	643
UBS AG Stamford
5.88%, 07/15/16	250	216
5.88%, 12/20/17	250	233
Unilever Capital Corp., 7.13%, 11/01/10	100	107
Wachovia Bank NA
7.80%, 08/18/10	250	260
4.88%, 02/01/15	200	191
6.00%, 11/15/17	250	252
5.85%, 02/01/37	250	221
Wachovia Corp., 5.25%, 08/01/14	250	245
Washington Mutual Bank, 5.13%, 01/15/15 (d)	200	-
Wells Fargo & Co.
2.13%, 06/15/12 (e)	300	301
5.00%, 11/15/14	200	200
5.63%, 12/11/17	300	295
Wells Fargo Bank NA
6.45%, 02/01/11	100	105
4.75%, 02/09/15	250	237

Wells Fargo Financial Inc., 5.50%, 08/01/12	250	260
		48,116
HEALTH CARE - 1.4%
Abbott Laboratories
5.88%, 05/15/16	250	273
6.00%, 04/01/39	250	264
Aetna Inc., 6.63%, 06/15/36	150	136
Amgen Inc., 5.85%, 06/01/17	200	212
AstraZeneca Plc
5.90%, 09/15/17	250	268
6.45%, 09/15/37	250	277
Baxter International Inc.
4.00%, 03/01/14 (e)	500	505
4.63%, 03/15/15	75	77
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	159
5.88%, 11/15/36	150	154
Covidien International Finance SA, 6.00%, 10/15/17	300	319
Eli Lilly & Co., 5.55%, 03/15/37	100	101
Genentech Inc.
4.75%, 07/15/15	50	52
5.25%, 07/15/35	250	233
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	150	154
5.65%, 05/15/18	250	265
5.38%, 04/15/34	150	142
Johnson & Johnson, 5.95%, 08/15/37	250	269
Merck & Co. Inc., 4.75%, 03/01/15	250	261
Pfizer Inc., 6.00%, 03/15/19	500	547
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	56
Schering-Plough Corp.
6.00%, 09/15/17	250	266
6.50%, 12/01/33 (l)	50	55
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	155
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	201
UnitedHealth Group Inc.
5.38%, 03/15/16	250	235
5.80%, 03/15/36	150	121
WellPoint Inc.
4.25%, 12/15/09	50	50
5.00%, 01/15/11	250	256
5.85%, 01/15/36	100	88
Wyeth
6.70%, 03/15/11 (l)	400	433
5.50%, 03/15/13 (l)	100	107
6.45%, 02/01/24	100	108
		6,799
INDUSTRIALS - 0.9%
3M Co., 5.70%, 03/15/37	150	156
5.90%, 07/01/12	150	159

Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	100	100
Caterpillar Inc., 6.05%, 08/15/36	150	143
CSX Corp.
6.75%, 03/15/11	50	52
6.30%, 03/15/12	250	257
Emerson Electric Co., 5.00%, 12/15/14	100	105
General Dynamics Corp., 4.25%, 05/15/13 (e)	250	255
General Electric Co., 5.00%, 02/01/13 (e)	100	104
Honeywell International Inc., 6.13%, 11/01/11	100	109
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	353
Lockheed Martin Corp., 6.15%, 09/01/36 (e)	175	187
Norfolk Southern Corp.
7.25%, 02/15/31	75	82
7.05%, 05/01/37	100	110
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	172
Raytheon Co., 5.38%, 04/01/13	100	106
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	174
5.50%, 05/15/15	50	43
Tyco International Group SA, 6.38%, 10/15/11	91	96
Union Pacific Corp.
5.70%, 08/15/18	250	251
6.63%, 02/01/29	25	27
United Parcel Service Inc., 6.20%, 01/15/38	350	383
United Technologies Corp.
6.35%, 03/01/11	75	80
4.88%, 05/01/15	300	319
6.13%, 02/01/19	250	277
6.70%, 08/01/28	50	52
Waste Management Inc.
7.38%, 08/01/10	100	104
6.10%, 03/15/18	200	197
		4,453
INFORMATION TECHNOLOGY - 0.6%
Cisco Systems Inc.
5.50%, 02/22/16	250	265
5.90%, 02/15/39	250	246
Hewlett-Packard Co., 6.50%, 07/01/12	250	275
International Business Machines Corp.
5.70%, 09/14/17	300	318
6.50%, 01/15/28	200	216
Motorola Inc., 7.63%, 11/15/10	274	279
Oracle Corp.
5.00%, 01/15/11	250	262
5.75%, 04/15/18	350	369
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	100	98
Xerox Corp.
6.88%, 08/15/11	150	155
6.35%, 05/15/18	500	446

		2,929
MATERIALS - 0.7%
Alcoa Inc.
5.38%, 01/15/13	50	49
5.55%, 02/01/17	200	169
ArcelorMittal, 9.85%, 06/01/19	500	540
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	104
CRH America Inc., 6.00%, 09/30/16	250	222
Dow Chemical Co.
6.13%, 02/01/11	50	51
6.00%, 10/01/12	50	51
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	106
International Paper Co., 7.95%, 06/15/18	150	145
Lafarge SA, 6.50%, 07/15/16	250	230
Newmont Mining Corp., 5.88%, 04/01/35	50	47
Praxair Inc., 3.95%, 06/01/13 (e)	100	102
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	48
6.13%, 12/15/33	25	20
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	800	805
Southern Copper Corp., 7.50%, 07/27/35	150	136
Vale Overseas Ltd.
6.25%, 01/11/16	100	102
6.25%, 01/23/17	150	151
6.88%, 11/21/36	100	95
Weyerhaeuser Co.
6.75%, 03/15/12	250	250
7.38%, 03/15/32	100	80
		3,503
TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV, 6.38%, 03/01/35	200	190
AT&T Corp., 8.00%, 11/15/31 (l)	500	577
AT&T Inc.
5.30%, 11/15/10	250	260
5.88%, 02/01/12	100	107
4.95%, 01/15/13	750	780
5.10%, 09/15/14	150	156
6.15%, 09/15/34	50	47
6.30%, 01/15/38	100	97
AT&T Wireless Services Inc.
7.88%, 03/01/11	250	270
8.75%, 03/01/31	108	132
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	110
BellSouth Corp., 5.20%, 09/15/14	100	104
British Telecommunications Plc
8.38%, 12/15/10 (l)	250	266
8.63%, 12/15/30 (l)	150	166
CenturyTel Inc., 6.00%, 04/01/17	250	226
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	256

8.25%, 06/15/30 (l)	100	117
Embarq Corp., 8.00%, 06/01/36	100	88
France Telecom SA, 8.50%, 03/01/31 (l)	250	321
GTE Corp.
6.84%, 04/15/18	250	260
6.94%, 04/15/28	50	50
Qwest Corp., 6.50%, 06/01/17	250	220
Rogers Communications Inc., 6.80%, 08/15/18	500	536
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	106
Telecom Italia Capital SA
5.25%, 11/15/13	500	490
4.95%, 09/30/14	100	96
6.38%, 11/15/33	50	45
6.00%, 09/30/34	100	84
Telefonica Europe BV, 8.25%, 09/15/30	200	248
TELUS Corp., 8.00%, 06/01/11	200	215
Verizon Communications Inc.
5.85%, 09/15/35	350	326
6.90%, 04/15/38	300	313
Verizon Global Funding Corp.
7.25%, 12/01/10	250	266
7.75%, 12/01/30	200	223
Verizon New England Inc., 6.50%, 09/15/11	250	266
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (t) (v)	750	839
Vodafone Group Plc
5.00%, 12/16/13	150	156
5.38%, 01/30/15	100	102
5.63%, 02/27/17	600	609
		9,720
UTILITIES - 1.7%
Alabama Power Co.
5.88%, 12/01/22	100	109
6.00%, 03/01/39	250	264
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	150	159
7.88%, 04/01/13	50	53
Consolidated Edison Co. of New York Inc.,
5.30%, 03/01/35	250	231
Constellation Energy Group Inc.
7.00%, 04/01/12 (e)	100	103
7.60%, 04/01/32	150	134
Consumers Energy Co., 5.50%, 08/15/16	25	25
DCP Midstream LLC 7.88%, 08/16/10 (e)	250	262
Detroit Edison Co., 5.60%, 06/15/18	250	257
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	161
5.30%, 10/01/15	200	209
Energy East Corp., 6.75%, 07/15/36	150	148
Enersis SA, 7.40%, 12/01/16	150	161
Exelon Generation Co. LLC

6.95%, 06/15/11	150	159
5.35%, 01/15/14 (e)	150	150
6.20%, 10/01/17	200	199
FirstEnergy Corp.
6.45%, 11/15/11	125	130
7.38%, 11/15/31	125	118
Florida Power & Light Co.
5.63%, 04/01/34	100	102
5.95%, 02/01/38	250	267
FPL Group Capital Inc., 6.00%, 03/01/19	100	107
Indiana Michigan Power Co., 7.00%, 03/15/19	350	376
MidAmerican Energy Co., 6.75%, 12/30/31	50	56
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	107
6.13%, 04/01/36	350	346
National Grid Plc, 6.30%, 08/01/16	150	154
Nevada Power Co., 7.13%, 03/15/19	250	267
NiSource Finance Corp., 5.40%, 07/15/14	75	71
Northern States Power Co., 8.00%, 08/28/12	100	115
Ohio Power Co., 6.00%, 06/01/16	250	255
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	157
7.00%, 09/01/22	150	158
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	263
6.05%, 03/01/34	100	104
PacifiCorp, 5.75%, 04/01/37	150	153
Pepco Holdings Inc., 6.45%, 08/15/12	225	234
Progress Energy Inc.
7.10%, 03/01/11	117	124
7.75%, 03/01/31	150	176
PSEG Power LLC, 8.63%, 04/15/31	75	88
Public Service Co. of Colorado, 7.88%, 10/01/12	500	579
SCANA Corp., 6.88%, 05/15/11	75	80
Scottish Power Ltd., 5.38%, 03/15/15	50	48
Sempra Energy, 6.00%, 02/01/13	250	256
Southern California Edison Co., 6.00%, 01/15/34	75	81
Union Electric Co., 6.40%, 06/15/17	100	103
Virginia Electric & Power Co.
5.95%, 09/15/17	250	268
6.00%, 01/15/36	150	156
		8,283

Total Corporate Bonds and Notes (cost $109,109)		107,066

GOVERNMENT AND AGENCY OBLIGATIONS - 74.6%
GOVERNMENT SECURITIES - 28.8%
Municipals - 0.1%
New Jersey State Turnpike Authority - Series B,
(insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	94

New Jersey State Turnpike Authority - Series B,
(Prerefunded at 01/01/15, insured by AMBAC
Assurance Corp.) 4.25%, 01/01/16	5	5
State of Illinois, 5.10%, 06/01/33	200	178
		277
Sovereign - 2.1%
Brazilian Government International Bond
11.00%, 01/11/12 (e)	315	373
7.88%, 03/07/15	165	187
8.88%, 04/15/24	135	168
10.13%, 05/15/27	235	325
7.13%, 01/20/37	155	168
11.00%, 08/17/40 (e)	300	390
Chile Government International Bond, 5.50%, 01/15/13	100	108
Export Development Canada, 2.38%, 03/19/12	500	505
Financement-Quebec, 5.00%, 10/25/12	100	106
Hydro Quebec
8.00%, 02/01/13	250	284
7.50%, 04/01/16	100	115
9.40%, 02/01/21	250	323
Hungary Government International Bond,
4.75%, 02/03/15	250	220
Israel Government International Bond
4.63%, 06/15/13	75	79
5.50%, 11/09/16	450	469
Italy Government International Bond
5.63%, 06/15/12	250	273
4.38%, 06/15/13	100	105
6.88%, 09/27/23	450	505
5.38%, 06/15/33	100	97
Mexico Government International Bond
7.50%, 01/14/12 (e)	100	110
6.38%, 01/16/13 (e)	339	366
5.88%, 01/15/14	250	263
6.63%, 03/03/15	93	100
5.63%, 01/15/17 (e)	250	253
7.50%, 04/08/33 (e)	250	274
Poland Government International Bond,
5.00%, 10/19/15	150	149
Province of Manitoba, Canada, 5.00%, 02/15/12	250	264
Province of New Brunswick, 5.20%, 02/21/17	250	256
Province of Nova Scotia, Canada
5.75%, 02/27/12	100	105
8.75%, 04/01/22	250	334
Province of Ontario, Canada
3.63%, 10/21/09 (e)	150	151
4.50%, 02/03/15	100	104
5.45%, 04/27/16	250	267
Province of Quebec, Canada
6.13%, 01/22/11 (e)	500	534

4.60%, 05/26/15	250	259
7.50%, 07/15/23	100	117
7.13%, 02/09/24	250	284
Republic of Korea
5.13%, 12/07/16	150	145
5.63%, 11/03/25	250	219
Republic of Peru, 6.55%, 03/14/37	250	242
South Africa Government International Bond
7.38%, 04/25/12	100	107
6.50%, 06/02/14	200	210
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,091
		11,004
U.S. Treasury Securities - 26.6%
U.S. Treasury Bond
10.63%, 08/15/15	450	645
7.50%, 11/15/16 (e)	340	434
4.50%, 05/15/17 (e)	1,015	1,095
8.75%, 05/15/17 (e)	645	883
8.88%, 08/15/17 (e)	780	1,078
4.25%, 11/15/17 (e)	330	350
9.13%, 05/15/18 (e)	315	451
8.88%, 02/15/19 (e)	2,400	3,423
8.13%, 08/15/19 (e)	1,400	1,920
8.50%, 02/15/20 (e)	1,340	1,884
8.75%, 08/15/20	210	301
7.88%, 02/15/21 (e)	1,520	2,064
8.13%, 05/15/21	1,200	1,661
8.00%, 11/15/21 (e)	1,050	1,449
7.13%, 02/15/23 (e)	1,155	1,509
6.25%, 08/15/23 (e)	770	938
7.63%, 02/15/25	1,239	1,726
6.88%, 08/15/25	440	576
6.00%, 02/15/26 (e)	730	880
6.50%, 11/15/26	560	713
6.63%, 02/15/27 (e)	920	1,186
6.38%, 08/15/27 (e)	380	480
6.13%, 11/15/27 (e)	410	505
5.25%, 02/15/29	545	613
6.25%, 05/15/30 (e)	145	184
5.38%, 02/15/31 (e)	350	402
4.50%, 02/15/36 (e)	1,670	1,720
4.75%, 02/15/37 (e)	1,750	1,875
5.00%, 05/15/37	900	1,002
4.38%, 02/15/38 (e)	1,300	1,313
4.50%, 05/15/38 (e)	740	764
U.S. Treasury Note
3.88%, 07/15/10	720	745
2.75%, 07/31/10 (e)	1,410	1,443
4.13%, 08/15/10 (e)	890	925
2.38%, 08/31/10 (e)	2,000	2,041

3.88%, 09/15/10 (e)	2,480	2,578
4.25%, 10/15/10	1,090	1,141
1.25%, 11/30/10 (e)	1,000	1,007
4.38%, 12/15/10 (e)	2,500	2,631
0.88%, 12/31/10 (e)	1,900	1,903
4.25%, 01/15/11 (e)	1,640	1,725
4.50%, 02/28/11 (e)	1,288	1,365
4.88%, 04/30/11 (e)	2,740	2,929
4.88%, 05/31/11 (e)	3,030	3,248
4.88%, 07/31/11 (e)	1,330	1,431
5.00%, 08/15/11 (e)	525	568
4.50%, 09/30/11 (e)	670	718
4.63%, 10/31/11 (e)	1,050	1,131
1.75%, 11/15/11 (e)	1,000	1,011
4.50%, 11/30/11 (e)	200	215
1.13%, 12/15/11 (e)	1,500	1,492
1.13%, 01/15/12 (e)	2,000	1,987
4.75%, 01/31/12	1,720	1,868
1.38%, 02/15/12 (e)	1,500	1,499
4.88%, 02/15/12 (e)	1,725	1,881
4.63%, 02/29/12 (e)	1,455	1,577
4.50%, 03/31/12 (e)	1,600	1,731
4.50%, 04/30/12	355	384
4.75%, 05/31/12 (e)	2,275	2,480
4.63%, 07/31/12 (e)	2,040	2,221
4.25%, 09/30/12 (e)	780	842
3.88%, 10/31/12 (e)	2,150	2,298
3.88%, 02/15/13	405	432
2.75%, 02/28/13 (e)	990	1,018
3.13%, 04/30/13 (e)	995	1,034
3.50%, 05/31/13 (e)	1,400	1,475
3.38%, 07/31/13 (e)	800	838
4.25%, 08/15/13 (e)	3,300	3,568
3.13%, 08/31/13 (e)	2,500	2,590
3.13%, 09/30/13	2,750	2,845
2.75%, 10/31/13	4,000	4,074
2.00%, 11/30/13 (e)	2,960	2,917
1.50%, 12/31/13	1,200	1,156
1.75%, 01/31/14 (e)	3,715	3,611
4.00%, 02/15/14 (e)	900	963
4.75%, 05/15/14 (e)	900	992
4.25%, 08/15/14 (e)	175	189
4.25%, 11/15/14 (e)	1,090	1,174
4.00%, 02/15/15 (e)	7,200	7,649
4.13%, 05/15/15 (e)	1,140	1,216
4.25%, 08/15/15 (e)	1,180	1,265
4.50%, 11/15/15 (e)	270	294
4.50%, 02/15/16 (e)	1,980	2,148
4.88%, 08/15/16 (e)	920	1,017
4.63%, 11/15/16	450	490

4.63%, 02/15/17 (e)	100	109
4.75%, 08/15/17 (e)	1,270	1,392
3.50%, 02/15/18 (e)	1,340	1,347
4.00%, 08/15/18 (e)	1,150	1,193
3.75%, 11/15/18 (e)	2,250	2,289
2.88%, 02/15/19 (e)	800	749
		133,073
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 45.8%
Federal Home Loan Bank - 2.2%
Federal Home Loan Bank
3.50%, 07/16/10	1,200	1,230
4.38%, 09/17/10	500	522
1.63%, 01/21/11 (e)	800	809
4.63%, 02/18/11	500	529
5.38%, 08/19/11	500	540
4.88%, 11/18/11 (e)	1,000	1,079
5.75%, 05/15/12 (e)	1,125	1,251
4.50%, 11/15/12 (e)	400	430
3.88%, 06/14/13 (e)	1,600	1,678
4.50%, 09/16/13 (e)	1,000	1,072
5.25%, 06/18/14	1,090	1,203
4.75%, 12/16/16 (e)	300	321
5.50%, 07/15/36	100	102
		10,766
Federal Home Loan Mortgage Corp. - 15.6%
Federal Home Loan Mortgage Corp.
4.50%, 07/06/10	200	208
4.13%, 07/12/10	800	831
6.88%, 09/15/10	1,800	1,926
4.13%, 02/24/11	500	524
5.63%, 03/15/11 (e)	1,000	1,076
5.13%, 04/18/11	500	535
1.63%, 08/11/11	200	200
5.50%, 09/15/11 (e)	500	545
5.75%, 01/15/12	1,150	1,269
5.13%, 07/15/12 (e)	978	1,072
4.63%, 10/25/12	300	323
4.50%, 01/15/13	1,150	1,239
4.88%, 11/15/13	500	546
4.50%, 04/02/14	100	107
6.50%, 06/01/14	59	62
5.05%, 01/26/15	100	110
4.38%, 07/17/15	300	320
7.00%, 08/01/15	19	20
7.00%, 11/01/15	1	1
5.13%, 10/18/16	620	679
7.00%, 11/02/16	42	45
6.00%, 12/01/16	34	36
4.50%, 01/01/18	34	35

4.50%, 03/25/18, TBA (g)	1,000	998
5.50%, 04/01/18	19	20
5.00%, 07/17/18, TBA (g)	500	517
4.50%, 11/01/18	374	388
4.50%, 11/01/18	396	405
4.50%, 12/01/18	660	677
6.00%, 02/01/19	131	139
4.00%, 05/01/19	40	41
5.00%, 07/01/19	84	87
5.50%, 07/01/20, TBA (g)	400	418
4.00%, 09/01/20	225	225
4.50%, 09/01/20	495	510
5.00%, 10/01/20	540	562
5.50%, 11/01/20	609	641
4.00%, 12/01/20	560	561
5.50%, 12/01/20	46	48
5.00%, 02/01/21	60	62
6.00%, 07/21/21	164	174
5.00%, 07/01/22	554	574
4.50%, 09/01/22	761	777
4.50%, 05/01/23	6	6
5.00%, 05/01/23	380	393
5.50%, 10/01/23	172	180
6.00%, 01/01/24	1,000	1,059
4.00%, 07/01/24	500	501
4.50%, 07/01/24	500	511
4.50%, 07/01/25	202	204
4.50%, 10/01/25	285	287
5.00%, 03/01/26	141	145
6.00%, 09/01/26, TBA (g)	600	631
6.50%, 07/01/28	147	158
5.50%, 11/01/28	880	915
6.50%, 12/01/28	56	61
6.00%, 02/01/29	9	10
6.00%, 04/01/29	13	14
6.00%, 04/01/29	15	16
6.50%, 05/01/29	19	21
6.00%, 07/01/29	22	24
6.75%, 09/15/29	60	73
6.50%, 03/01/31	22	23
6.75%, 03/15/31	120	149
6.00%, 05/01/31	75	79
7.00%, 06/01/31	9	10
7.50%, 11/01/31	122	132
6.00%, 01/01/32	7	7
6.00%, 02/01/32	68	72
7.50%, 04/01/32	221	239
6.00%, 06/01/32	6	6
6.25%, 07/15/32	300	356
5.50%, 10/01/32	831	862

6.00%, 11/01/32	57	60
6.00%, 12/01/32	7	8
6.00%, 03/01/33	5	5
5.50%, 04/01/33	106	109
5.50%, 04/01/33	191	199
6.00%, 04/01/33	6	6
6.00%, 05/01/33	14	15
6.00%, 05/01/33	35	37
5.50%, 08/01/33	209	217
5.00%, 09/01/33	2,032	2,078
4.50%, 10/01/33	7	7
5.50%, 10/01/33	933	968
6.00%, 10/01/33	36	38
5.50%, 11/01/33	419	435
5.50%, 12/01/33	270	280
5.50%, 12/01/33	42	44
5.50%, 03/01/34	166	172
5.00%, 05/01/34	598	611
6.00%, 07/01/34	218	229
6.50%, 12/01/34	455	486
5.00%, 02/01/35	717	742
5.00%, 02/01/35	216	221
5.50%, 04/01/35	400	414
5.50%, 05/01/35	256	266
5.00%, 06/01/35	334	341
6.50%, 06/01/35	6	6
5.00%, 07/01/35	842	859
5.00%, 07/01/35, TBA (g)	800	813
5.50%, 07/01/35, TBA (g)	800	826
6.50%, 07/01/35	8	9
4.75%, 09/01/35 (i)	169	172
5.00%, 11/01/35	1,944	1,985
5.50%, 11/01/35	665	689
4.37%, 12/01/35 (i)	989	1,024
4.50%, 12/01/35	318	318
5.50%, 12/01/35	2,072	2,147
6.00%, 12/01/35	1,086	1,136
6.00%, 12/01/35	732	766
4.50%, 01/01/36	343	342
5.50%, 02/01/36	262	271
6.00%, 02/01/36	549	574
5.00%, 03/01/36	53	54
5.50%, 03/01/36	24	25
5.00%, 04/01/36	738	752
5.00%, 04/01/36	228	232
4.50%, 08/01/36	416	415
6.50%, 08/01/36	500	532
6.00%, 09/01/36	90	94
6.00%, 09/01/36	534	558
6.50%, 09/01/36	351	373

7.00%, 11/01/36	60	64
5.50%, 12/01/36	980	1,014
5.50%, 12/01/36	1,408	1,456
5.89%, 01/01/37 (i)	131	138
6.05%, 01/01/37 (i)	552	577
5.50%, 02/01/37	345	357
5.65%, 02/01/37 (i)	435	452
6.00%, 02/01/37	635	664
6.50%, 03/01/37	466	496
6.00%, 04/16/37	100	101
5.50%, 05/01/37	1,567	1,620
6.00%, 05/01/37	2,055	2,149
6.00%, 08/01/37	1,000	1,044
7.00%, 08/01/37	468	504
6.50%, 09/01/37	392	417
6.50%, 09/01/37	300	319
6.50%, 09/01/37	453	482
5.50%, 01/01/38	96	99
6.00%, 03/01/38	66	69
5.00%, 04/01/38	584	595
5.50%, 06/01/38	440	455
6.00%, 08/01/38	834	872
5.50%, 09/01/38	1,000	1,034
6.00%, 09/01/38	818	855
6.00%, 10/01/38	38	40
5.50%, 11/01/38	177	183
5.50%, 12/01/38	783	810
5.50%, 12/01/38	1,000	1,034
6.00%, 12/01/38	501	524
5.00%, 01/01/39	1,000	1,018
5.00%, 01/01/39	1,311	1,335
6.00%, 02/01/39	677	707
6.00%, 02/01/39	323	337
4.50%, 04/01/39	2,000	1,993
5.00%, 05/01/39	309	313
4.00%, 06/01/39	1,000	966
4.50%, 06/01/39	400	398
5.00%, 06/01/39	691	704
4.00%, 07/13/39	700	677
4.50%, 07/13/39	1,600	1,592
		78,101
Federal National Mortgage Association - 22.8%
Federal National Mortgage Association
6.63%, 11/15/10	500	540
4.75%, 12/15/10 (e)	460	487
4.50%, 02/15/11	300	317
5.50%, 03/15/11	1,300	1,397
5.13%, 04/15/11	500	535
1.50%, 05/12/11	100	100
6.00%, 05/15/11	1,000	1,087

1.50%, 05/20/11	200	200
2.00%, 01/09/12	800	809
5.00%, 02/16/12 (e)	750	814
6.13%, 03/15/12 (e)	1,000	1,117
5.50%, 01/01/14	27	29
2.50%, 05/15/14	675	664
4.63%, 10/15/14 (e)	550	593
5.00%, 04/15/15	500	547
4.38%, 10/15/15	390	412
6.50%, 02/01/16	8	9
5.00%, 03/15/16	400	435
5.50%, 04/01/16	8	8
6.00%, 06/01/16	56	60
6.50%, 09/01/16	11	12
6.00%, 10/01/16	105	112
6.50%, 10/01/16	18	20
6.50%, 12/01/16	1	1
4.88%, 12/15/16 (e)	500	541
5.50%, 01/01/17	101	107
5.50%, 01/01/17	223	236
5.00%, 02/13/17 (e)	1,500	1,637
5.50%, 03/01/17	22	23
3.10%, 06/01/17 (j)	1,250	875
5.50%, 09/01/17	349	369
5.00%, 10/01/17	31	33
5.50%, 11/01/17	40	42
5.00%, 01/01/18	161	168
5.50%, 01/01/18	65	68
5.00%, 02/01/18	1,255	1,315
5.50%, 02/01/18	130	137
4.50%, 03/01/18	484	502
5.00%, 03/01/18	62	65
5.00%, 05/01/18	21	22
5.00%, 06/01/18	44	46
4.00%, 07/01/18	273	279
5.00%, 07/01/18	92	95
5.00%, 07/01/18	55	57
4.00%, 08/01/18	207	211
5.00%, 08/01/18	33	35
4.00%, 10/01/18	85	87
4.50%, 11/01/18	556	577
4.50%, 11/01/18	268	275
5.00%, 11/01/18	796	833
5.50%, 12/01/18	108	114
5.50%, 03/01/19	25	26
5.50%, 10/01/19	76	80
4.50%, 07/01/20	543	563
5.50%, 07/01/20	355	373
5.00%, 11/01/20	236	246
4.50%, 03/01/21	120	122

4.50%, 07/18/21, TBA (g)	400	408
5.70%, 10/05/21	100	101
4.50%, 02/01/22	356	363
5.00%, 03/01/22	385	399
5.38%, 04/11/22	50	51
6.00%, 06/01/22	584	620
5.00%, 10/01/22	370	384
5.50%, 12/14/22	150	150
4.50%, 02/01/23	299	305
4.50%, 04/01/23	705	721
5.50%, 07/01/23	27	28
5.50%, 10/01/23	288	302
5.50%, 12/01/23	211	220
4.50%, 01/01/24	390	399
4.00%, 04/01/24	298	299
4.00%, 06/01/24	398	399
4.50%, 06/01/24	59	59
4.00%, 07/01/24	500	500
5.00%, 05/01/26	725	743
5.50%, 05/01/26	796	827
6.00%, 09/01/26	166	174
5.00%, 12/01/26	353	362
5.95%, 06/07/27	100	106
6.06%, 07/20/27	100	103
6.25%, 05/15/29 (e)	225	264
4.50%, 06/01/29, TBA (g)	199	200
7.25%, 05/15/30	540	703
7.00%, 09/01/30	9	10
6.63%, 11/15/30 (e)	290	355
7.00%, 02/01/31	67	74
6.00%, 04/01/31	45	47
6.00%, 11/01/31	3	3
5.50%, 01/01/32	176	183
6.00%, 06/01/32	37	39
6.50%, 07/01/32	58	63
7.00%, 07/01/32	22	24
6.00%, 02/01/33	167	176
5.50%, 05/01/33	1,586	1,646
5.50%, 06/01/33	1,505	1,562
5.00%, 09/01/33	1,678	1,717
5.50%, 10/01/33	1,498	1,554
4.50%, 11/01/33	317	318
4.50%, 11/01/33	430	431
5.00%, 11/01/33	1,378	1,410
5.50%, 11/01/33	310	322
6.00%, 11/01/33	28	29
6.00%, 12/01/33	345	363
6.00%, 12/01/33	842	887
6.00%, 12/01/33	49	51
5.50%, 01/01/34	134	139

5.00%, 03/01/34	2,124	2,173
5.00%, 04/01/34	266	272
5.00%, 04/01/34	144	148
5.00%, 05/01/34	721	737
5.00%, 06/01/34	176	180
5.50%, 07/01/34	874	906
6.50%, 07/01/34	408	436
6.00%, 08/01/34	391	411
5.50%, 12/01/34	893	926
5.50%, 01/01/35	2,056	2,132
5.50%, 02/01/35	2,454	2,545
4.50%, 04/01/35	177	177
5.00%, 04/01/35	259	265
6.50%, 04/01/35	213	228
4.68%, 05/01/35 (i)	93	96
4.77%, 05/01/35 (i)	337	350
5.50%, 08/01/35	128	133
4.50%, 10/01/35	299	300
4.50%, 10/01/35	72	72
4.87%, 10/01/35 (i)	572	592
6.00%, 10/01/35	1,653	1,734
5.00%, 11/01/35	171	175
5.00%, 11/01/35	816	834
5.00%, 11/01/35, TBA (g)	1,100	1,120
5.00%, 11/01/35	1,539	1,572
5.50%, 12/01/35	284	294
5.50%, 12/01/35	464	480
7.00%, 12/01/35	6	7
7.00%, 02/01/36	198	216
5.50%, 03/01/36	706	731
5.50%, 06/01/36, TBA (g)	3,700	3,819
6.00%, 06/01/36	633	663
5.60%, 07/01/36 (i)	355	371
6.00%, 07/14/36, TBA (g)	1,900	1,986
6.50%, 07/01/36, TBA (g)	300	320
6.50%, 08/01/36	568	606
7.00%, 09/01/36	241	263
6.00%, 10/01/36	680	712
6.50%, 10/01/36	1,589	1,695
5.00%, 11/01/36	346	353
5.50%, 11/01/36	295	305
6.00%, 11/01/36	934	978
5.41%, 12/01/36 (i)	526	547
6.00%, 12/01/36	822	861
6.50%, 12/01/36	286	305
6.50%, 01/01/37	644	687
5.46%, 02/01/37 (i)	69	73
5.50%, 02/01/37	728	752
5.56%, 02/01/37 (i)	873	915
5.70%, 02/01/37 (i)	560	588

6.00%, 02/01/37	715	748
6.50%, 02/01/37	215	230
5.50%, 03/01/37	237	245
7.00%, 03/01/37	334	362
5.00%, 04/01/37	528	538
5.68%, 04/01/37 (i)	193	203
5.82%, 04/01/37 (i)	1,745	1,832
6.00%, 04/01/37	1,376	1,440
5.50%, 05/01/37	405	419
6.00%, 06/01/37	1,037	1,086
5.50%, 08/01/37	137	142
6.00%, 08/01/37	336	352
7.50%, 11/01/37	141	153
5.50%, 12/01/37	366	378
5.50%, 12/01/37	692	715
5.50%, 12/01/37	363	376
6.00%, 12/01/37	1,133	1,185
6.00%, 12/01/37	759	794
5.00%, 01/01/38	230	234
5.23%, 01/01/38 (i)	1,851	1,918
5.50%, 01/01/38	2,527	2,613
5.00%, 02/01/38	440	448
6.00%, 02/01/38	382	399
7.00%, 02/01/38	468	508
5.99%, 03/01/38 (i)	1,000	1,061
5.00%, 04/01/38	98	99
6.00%, 05/01/38	853	893
4.50%, 06/01/38	492	492
4.50%, 06/01/38	499	499
6.00%, 07/01/38	1,287	1,347
5.50%, 08/01/38	2,864	2,960
6.00%, 09/01/38	258	270
6.50%, 09/01/38	864	921
5.50%, 11/01/38	280	290
5.00%, 12/01/38	687	701
4.50%, 01/01/39	963	962
4.00%, 02/01/39	40	38
4.00%, 03/01/39	658	638
4.50%, 03/01/39	1,479	1,477
5.00%, 03/01/39	2,996	3,055
4.50%, 04/01/39	998	997
5.00%, 04/01/39	199	203
7.00%, 04/01/39	200	217
4.00%, 05/01/39	999	968
4.00%, 07/01/39	700	679
		114,183
Government National Mortgage Association - 5.2%
Government National Mortgage Association
8.00%, 04/15/30	20	22
8.50%, 06/15/30	10	12

8.50%, 12/15/30	-	-
6.50%, 07/24/31, TBA (g)	800	849
6.50%, 01/15/32	97	105
6.00%, 05/15/32	100	104
6.00%, 10/15/32	78	82
6.00%, 01/15/33	116	122
5.00%, 03/15/33	11	11
5.00%, 05/15/33	13	13
5.00%, 05/15/33	10	10
5.00%, 05/15/33	11	11
5.00%, 06/15/33	11	12
5.50%, 07/15/33	291	303
5.50%, 07/15/33	295	308
5.00%, 08/15/33	105	108
5.00%, 08/15/33	9	9
5.00%, 08/15/33	16	17
5.00%, 08/15/33	9	9
5.00%, 08/15/33	9	9
5.50%, 08/15/33	194	202
5.50%, 09/15/33	58	60
5.00%, 11/15/33	11	12
6.50%, 12/15/33	180	192
6.00%, 07/15/34	37	39
6.00%, 08/15/34	380	399
5.00%, 01/15/35	629	644
5.00%, 03/15/35	199	204
5.50%, 04/15/35	286	297
6.00%, 05/15/35	57	59
6.00%, 07/01/35, TBA (g)	1,800	1,875
5.00%, 11/15/35	148	151
5.50%, 11/15/35	378	392
5.50%, 12/15/35	279	289
5.50%, 02/15/36	388	401
5.50%, 03/15/36	141	146
5.50%, 03/15/36	65	67
6.50%, 03/15/36	108	115
6.00%, 05/15/36	354	369
5.50%, 06/15/36	197	204
6.50%, 06/15/36	341	362
7.00%, 11/15/36	215	231
6.00%, 01/15/37	300	313
6.00%, 04/15/37	468	488
5.50%, 05/15/37	405	419
5.50%, 05/15/37	786	813
6.50%, 09/15/37	383	407
5.00%, 12/15/37	483	494
6.00%, 12/15/37	181	189
6.00%, 12/15/37	555	579
6.50%, 02/15/38	388	412
4.50%, 03/15/38	80	80
5.50%, 03/15/38	761	787
5.50%, 05/15/38	527	545
5.00%, 06/15/38	3,365	3,438
5.50%, 06/15/38	1,272	1,315
5.50%, 06/15/38	27	28
5.50%, 07/15/38	91	93
5.50%, 07/15/38	51	53
5.50%, 07/15/38	86	89
6.00%, 10/15/38	1,024	1,068
5.50%, 11/15/38	952	984
5.50%, 01/15/39	637	658
6.00%, 01/15/39 (e)	832	868
4.50%, 03/15/39	54	54
4.50%, 04/15/39	545	545
4.50%, 05/15/39	519	519
4.50%, 05/15/39	58	57
4.50%, 06/15/39	742	741
4.50%, 07/01/39, TBA (g)	1,100	1,097
		25,959

Total Government and Agency Obligations (cost $364,617)		373,363

SHORT TERM INVESTMENTS - 26.0%
Mutual Funds - 4.0%
JNL Money Market Fund, 0.19% (a) (h)	20,664	20,664
Securities Lending Collateral - 22.0%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	45,721	45,721
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	65,748	64,328
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,182	-
		110,049

Total Short Term Investments (cost $134,315)		130,713

Total Investments - 125.6% (cost $629,602)		628,956
Other Assets and Liabilities, Net - (25.6%)		(128,320)
Total Net Assets - 100%		$ 500,636

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 16.1%
Aristocrat Leisure Ltd. (e)	43	$ 132
Bayerische Motoren Werke AG	34	1,269
Bulgari SpA (e)	176	940
Burberry Group Plc	145	1,011
Carnival Corp. (e)	109	2,801
Dish TV India Ltd. (c)	247	198
Grupo Televisa SA - ADR	153	2,609
Inditex SA (e)	58	2,790
International Game Technology	40	628
LVMH Moet Hennessy Louis Vuitton SA (e)	52	3,950
McDonald’s Corp.	53	3,035
Shuffle Master Inc. (c)	55	362
Sirius XM Radio Inc. (c) (e)	1,203	517
Sony Corp.	122	3,185
Tiffany & Co. (e)	81	2,047
Tod’s SpA	27	1,509
Toyota Motor Corp.	39	1,497
Walt Disney Co.	121	2,823
Wire & Wireless India Ltd. (c)	208	86
Zee Entertainment Enterprises Ltd.	280	1,035
		32,424
CONSUMER STAPLES - 10.9%
Cadbury Plc	194	1,653
Cia de Bebidas das Americas - ADR	33	2,170
Colgate-Palmolive Co. (e)	37	2,582
Diageo Plc	88	1,259
Fomento Economico Mexicano SAB de CV	699	2,255
Grupo Modelo SAB de CV (c)	342	1,222
Nestle SA	17	635
Reckitt Benckiser Group Plc	47	2,128
Seven & I Holdings Co. Ltd.	39	913
Tesco Plc	413	2,402
Unilever Plc	74	1,738
Wal-Mart Stores Inc.	62	3,013
		21,970
ENERGY - 5.0%
Husky Energy Inc.	70	1,969
Technip SA (e)	53	2,595
Total SA (e)	56	3,013
Transocean Ltd. (c)	34	2,560
		10,137
FINANCIALS - 12.4%
3i Group Plc (e)	227	902
AFLAC Inc.	62	1,928
Allianz SE	27	2,526
Credit Suisse Group AG	98	4,492
HDFC Bank Ltd.	13	396
HSBC Holdings Plc (e)	337	2,854
Investor AB - Class B	142	2,190
SLM Corp. (c) (e)	258	2,645
Societe Generale - Class A	23	1,278
Sony Financial Holdings Inc.	-	382

Sumitomo Mitsui Financial Group Inc. (e) (u)	58	2,366
UBS AG (c)	136	1,664
XL Capital Ltd. - Class A (e)	135	1,547
		25,170
HEALTH CARE - 6.8%
Aetna Inc.	89	2,239
Basilea Pharmaceutical AG (c)	3	238
InterMune Inc. (c) (e)	30	458
NicOx SA (c) (e)	19	240
Regeneron Pharmaceuticals Inc. (c)	19	337
Roche Holding AG	35	4,699
Sanofi-Aventis SA	31	1,835
Schering-Plough Corp.	7	181
Seattle Genetics Inc. (c) (e)	68	659
Theravance Inc. (c) (e)	48	701
WellPoint Inc. (c)	36	1,822
Zimmer Holdings Inc. (c)	6	260
		13,669
INDUSTRIALS - 13.0%
3M Co.	44	2,650
Assa Abloy AB	231	3,220
Boeing Co.	23	969
Emerson Electric Co.	43	1,383
Empresa Brasileira de Aeronautica SA - ADR (e)	81	1,338
European Aeronautic Defence & Space Co. NV (e)	128	2,060
Fanuc Ltd.	12	934
Koninklijke Philips Electronics NV	104	1,908
Lockheed Martin Corp.	17	1,339
Mitsubishi Electric Corp.	158	1,002
Raytheon Co.	39	1,746
Secom Co. Ltd.	36	1,473
Siemens AG	68	4,669
TNT NV	83	1,620
		26,311
INFORMATION TECHNOLOGY - 29.4%
Adobe Systems Inc. (c)	109	3,085
Altera Corp.	117	1,897
Automatic Data Processing Inc.	77	2,743
Corning Inc.	151	2,425
eBay Inc. (c)	201	3,438
Hoya Corp.	92	1,845
Infosys Technologies Ltd.	102	3,788
Intuit Inc. (c)	134	3,779
Juniper Networks Inc. (c)	200	4,715
Keyence Corp.	9	1,739
Kyocera Corp.	15	1,102
Linear Technology Corp. (e)	34	789
Maxim Integrated Products Inc. (e)	121	1,892
MediaTek Inc.	165	1,968
Microsoft Corp.	168	3,984
Murata Manufacturing Co. Ltd.	52	2,205
Nidec Corp.	16	941
Nintendo Co. Ltd.	5	1,493

SAP AG	90	3,612
Taiwan Semiconductor Manufacturing Co. Ltd.	1,143	1,906
Tandberg ASA	59	992
Telefonaktiebolaget LM Ericsson - Class B	936	9,187
		59,525

TELECOMMUNICATION SERVICES - 2.8%
KDDI Corp.	1	2,663
Turkcell Iletisim Hizmet AS - ADR	73	1,015
Vodafone Group Plc	977	1,884
		5,562
UTILITIES - 0.9%
Fortum Oyj (e)	84	1,919

Total Common Stocks (cost $244,212)		196,687

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Bayerische Motoren Werke AG - PFD	46	1,097

Total Preferred Stocks (cost $1,394)		1,097
CORPORATE BONDS AND NOTES - 0.1%

HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	$ 270	198

Total Corporate Bonds and Notes (cost $270)		198

SHORT TERM INVESTMENTS - 10.5%
Mutual Funds - 2.3%
JNL Money Market Fund, 0.19% (a) (h)	4,668	4,668
Securities Lending Collateral - 8.2%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	2,851	2,851
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	14,085	13,780
Mellon GSL Reinvestment Trust II (d) (f) (u)	753	-
		16,631

Total Short Term Investments (cost $22,357)		21,299

Total Investments - 108.5% (cost $268,233)		219,281
Other Assets and Liabilities, Net - (8.5%)		(17,102)
Total Net Assets - 100%		$ 202,179

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 3.8%
361 Degrees International Ltd. (c) (u)	121	$ 61
Kangwon Land Inc.	61	776
Lotte Shopping Co. Ltd.	4	853
PT Astra International Tbk	190	442
		2,132
CONSUMER STAPLES - 4.7%

Hengan International Group Co. Ltd.	312	1,461
Shinsegae Co. Ltd.	3	1,141
		2,602
ENERGY - 4.1%
China Petroleum & Chemical Corp.	568	433
CNOOC Ltd.	1,000	1,240
PTT Public Company Ltd.	89	611
		2,284
FINANCIALS - 30.7%
ARA Asset Management Ltd.	189	76
Bangkok Bank Public Co. Ltd.	542	1,782
Bank Mandiri Persero Tbk PT	1,084	337
Bank of China Ltd.	4,089	1,947
DBS Group Holdings Ltd.	97	786
Hang Seng Bank Ltd.	63	880
Henderson Land Development Co. Ltd.	223	1,279
ICICI Bank Ltd.	88	1,330
ICICI Bank Ltd. - ADR	3	91
KB Financial Group Inc. (c)	29	968
Macquarie Group Ltd.	1	22
Metropolitan Bank & Trust Co.	1,010	661
Ping an Insurance Group Co. of China Ltd.	184	1,245
PT Bank Rakyat Indonesia	1,138	702
Samsung Fire & Marine Insurance Co. Ltd.	4	646
Shui On Land Ltd. (e)	941	645
Unitech Ltd.	372	619
Wharf Holdings Ltd.	369	1,565
Yanlord Land Group Ltd. (e)	503	795
Yuanta Financial Holding Co. Ltd.	1,017	685
		17,061
INDUSTRIALS - 11.3%
Aditya Birla Nuvo Ltd.	19	343
Bakrie and Brothers Tbk PT (c)	16,744	148
Beijing Capital International Airport Co. Ltd. (c) (e)	77	54
China Merchants Holdings International Co. Ltd.	148	427
Far Eastern Textile Co. Ltd.	720	834
Hutchison Whampoa Ltd.	267	1,745
IVRCL Infrastructures & Projects Ltd.	58	415
S1 Corp.	18	771
SembCorp Industries Ltd.	314	655
Suzlon Energy Ltd.	401	868
		6,260
INFORMATION TECHNOLOGY - 16.4%
AAC Acoustic Technologies Holdings Inc.	1,092	869
BYD Electronic International Co. Ltd. (c)	685	421
Delta Electronics Inc.	176	400
HON HAI Precision Industry Co. Ltd.	549	1,700
MediaTek Inc.	116	1,389
Powertech Technology Inc.	272	568
Samsung Electronics Co. Ltd.	3	1,371
Sohu.com Inc. (c) (e)	18	1,106
Taiwan Semiconductor Manufacturing Co. Ltd.	557	929
Wistron Corp.	216	359

		9,112
MATERIALS - 8.9%
China Zhongwang Holdings Ltd. (c)	983	1,349
Huabao International Holdings Ltd.	880	852
POSCO Inc.	2	622
Sterlite Industries India Ltd.	90	1,137
Taiwan Cement Corp.	1,048	1,003
		4,963
TELECOMMUNICATION SERVICES - 11.7%
Axiata Group Bhd (c)	1,570	1,058
China Mobile Ltd.	216	2,158
China Unicom Ltd.	722	955
LG Dacom Corp.	74	1,025
Philippine Long Distance Telephone Co.	9	457
Telekomunikasi Indonesia Tbk PT	1,185	871
		6,524
UTILITIES - 4.2%
Korea Electric Power Corp. (c)	51	1,191
Tata Power Co. Ltd.	48	1,152
		2,343

Total Common Stocks (cost $50,463)		53,281

SHORT TERM INVESTMENTS - 7.5%
Mutual Funds - 6.1%
JNL Money Market Fund, 0.19% (a) (h)	3,407	3,407
Securities Lending Collateral - 1.4%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	151	151
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	627	614
Mellon GSL Reinvestment Trust II (d) (f) (u)	22	-
		765

Total Short Term Investments (cost $4,207)		4,172

Total Investments - 103.3% (cost $54,670)		57,453
Other Assets and Liabilities, Net - (3.3%)		(1,810)
Total Net Assets - 100%		$ 55,643

JNL/PAM China-India Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 7.4%
Focus Media Holding Ltd. - ADR (c) (e)	200	$ 1,611
GOME Electrical Appliances Holdings Ltd. (e)	5,280	1,315
Hero Honda Motors Ltd.	60	1,752
Li Ning Co. Ltd. (e)	418	1,231
Maruti Suzuki India Ltd.	71	1,593
		7,502
CONSUMER STAPLES - 0.5%
ITC Ltd.	121	483

ENERGY - 16.3%
Bharat Petroleum Corp. Ltd.	148	1,328

Cairn India Ltd. (c)	200	973
China Petroleum & Chemical Corp.	3,396	2,590
China Shenhua Energy Co. Ltd.	494	1,818
CNOOC Ltd.	2,155	2,672
Oil & Natural Gas Corp. Ltd.	54	1,210
Reliance Industries Ltd. (c)	144	6,072
		16,663
FINANCIALS - 31.0%
Axis Bank Ltd.	90	1,559
Bank of China Ltd.	13,265	6,316
China Resources Land Ltd. (e)	508	1,126
DLF Ltd. (u)	185	1,201
Franshion Properties China Ltd. (e)	2,920	998
HDFC Bank Ltd.	113	3,507
Housing Development Finance Corp.	44	2,151
ICICI Bank Ltd.	146	2,199
Industrial & Commercial Bank of China	9,291	6,474
Infrastructure Development Finance Co. Ltd.	767	2,174
Ping an Insurance Group Co. of China Ltd.	281	1,902
Sino-Ocean Land Holdings Ltd.	1,145	1,310
Union Bank Of India	135	685
		31,602
HEALTH CARE - 1.4%
Dr. Reddy’s Laboratories Ltd.	86	1,400
INDUSTRIALS - 4.2%
Beijing Capital International Airport Co. Ltd. (c) (e)	810	568
Bharat Heavy Electricals Ltd.	20	902
Larsen & Toubro Ltd.	87	2,842
		4,312
INFORMATION TECHNOLOGY - 14.4%
AAC Acoustic Technologies Holdings Inc.	2,342	1,865
BYD Co. Ltd. (c)	953	3,774
Infosys Technologies Ltd.	179	6,635
Sohu.com Inc. (c) (e)	24	1,483
Travelsky Technology Ltd.	1,685	935
		14,692
MATERIALS - 8.6%
Anhui Conch Cement Co. Ltd.	102	638
China Zhongwang Holdings Ltd. (c)	990	1,360
Fosun International Ltd.	1,889	1,175
Huabao International Holdings Ltd.	1,155	1,118
Jindal Steel & Power Ltd.	47	2,451
Sterlite Industries India Ltd.	156	1,981
		8,723
TELECOMMUNICATION SERVICES - 7.6%
Bharti Airtel Ltd. (c)	75	1,249
China Mobile Ltd.	471	4,716
China Unicom Ltd. (e)	1,361	1,801
		7,766
UTILITIES - 3.6%
GAIL India Ltd.	279	1,677
Tata Power Co. Ltd.	84	2,023
		3,700

Total Common Stocks (cost $83,976)		96,843

SHORT TERM INVESTMENTS - 8.3%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.19% (a) (h)	1,695	1,695
Securities Lending Collateral - 6.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	6,097	6,097
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	742	726
Mellon GSL Reinvestment Trust II (d) (f) (u)	40	-
		6,823

Total Short Term Investments (cost $8,574)		8,518

Total Investments - 103.3% (cost $92,550)		105,361
Other Assets and Liabilities, Net - (3.3%)		(3,401)
Total Net Assets - 100%		$ 101,960

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred,
7.50%, Series L, 12/31/49 (p)	1	$ 392

Total Preferred Stocks (cost $500)		392

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 15.4%
ACE Securities Corp. REMIC, 0.40%, 06/25/37 (i)	$ 615	435
Adjustable Rate Mortgage Trust REMIC,
5.15%, 09/25/35 (i)	1,293	840
American Home Mortgage Assets REMIC,
0.50%, 09/25/46 (i)	5,866	2,462
Banc of America Commercial Mortgage Inc.
REMIC, 5.89%, 07/10/44 (i)	2,000	1,588
Banc of America Large Loans Inc.
REMIC, 0.80%, 08/15/29 (i) (t) (u)	1,557	1,153
BCAP LLC Trust REMIC, 0.48%, 01/25/37 (i)	631	240
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 4.47%, 05/25/33 (i)	159	145
REMIC, 5.17%, 02/25/34 (i)	814	525
REMIC, 4.47%, 11/25/34 (i)	1,008	833
REMIC, 4.83%, 01/25/35 (i)	1,691	1,423
REMIC, 4.97%, 01/25/35 (i)	1,000	843
REMIC, 4.13%, 03/25/35	178	153
REMIC, 4.13%, 03/25/35	483	417
REMIC, 4.55%, 08/25/35 (i)	274	241
REMIC, 4.62%, 08/25/35 (i)	153	134
Bear Stearns Alt-A Trust
REMIC, 5.74%, 01/25/36 (i)	1,131	565
REMIC, 4.79%, 08/25/36 (i)	451	199
Bear Stearns Asset Backed Securities Trust,

REMIC, 1.31%, 10/25/37 (i)	1,280	687
Bear Stearns Structured Products Inc.
REMIC, 5.64%, 01/26/36 (i)	1,234	681
REMIC, 5.71%, 12/26/46 (i)	1,278	777
Bravo Mortgage Asset Trust, 0.44%, 07/25/36 (i) (t) (v)	20	20
Capital Auto Receivables Asset Trust
1.77%, 10/15/12 (i)	12,200	12,115
Chevy Chase Mortgage Funding Corp.
REMIC, 0.44%, 05/25/48 (i) (t) (v)	1,247	454
Citigroup Mortgage Loan Trust Inc.
REMIC, 4.25%, 08/25/35 (i)	245	195
REMIC, 4.67%, 08/25/35 (i)	1,199	355
REMIC, 4.05%, 08/25/35 (i)	173	137
REMIC, 0.39%, 01/25/37 (i)	461	333
REMIC, 0.42%, 03/25/37 (i)	555	384
REMIC, 0.37%, 05/25/37 (i)	780	627
REMIC, 0.37%, 05/25/37 (i)	838	588
REMIC, 5.99%, 09/25/37 (i)	5,931	3,211
Countrywide Alternative Loan Trust
REMIC, 2.34%, 12/25/35 (i)	411	186
Countrywide Asset-Backed Certificates
REMIC, 0.49%, 09/25/36 (i)	837	591
REMIC, 0.36%, 03/25/37 (i)	111	109
REMIC, 0.41%, 09/25/37 (i)	571	509
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 4.74%, 08/25/34 (i)	766	471
REMIC, 4.79%, 04/20/35 (i)	913	802
Credit Suisse Mortgage Capital Certificates
REMIC, 5.86%, 02/25/37 (i)	1,200	532
Credit-Based Asset Servicing and Securitization LLC
REMIC, 0.43%, 07/25/37 (i) (t) (v)	745	549
CS First Boston Mortgage Securities Corp.
REMIC, 4.06%, 04/25/34 (i)	974	858
Deutsche Bank Alternate Loan Trust
REMIC, 0.40%, 08/25/37 (i)	621	538
First Franklin Mortgage Loan Asset Backed Certificates
REMIC, 0.36%, 11/25/36 (i)	408	384
First Horizon Asset Securities Inc. Pass-Through Trust
REMIC, 3.17%, 07/25/33 (i)	958	847
First NLC Trust REMIC, 0.38%, 08/25/37 (i) (t) (v)	803	501
Ford Credit Auto Owner Trust, 0.89%, 07/15/10 (i)	588	588
GMAC Commercial Mortgage Securities Inc.
REMIC, 5.24%, 11/10/45 (i)	2,000	1,656
Greenwich Capital Commercial Funding Corp.
REMIC, 5.44%, 03/10/39	4,000	3,188
GS Mortgage Securities Corp. II, 0.39%, 03/06/20 (i) (t) (v)	426	365
Harborview Mortgage Loan Trust
REMIC, 4.50%, 04/19/34 (i)	872	690
HSI Asset Securitization Corp. Trust
REMIC, 0.37%, 05/25/37 (i)	572	404
IndyMac Residential Asset Backed Trust
REMIC, 0.44%, 04/25/37 (i)	479	407
REMIC, 0.39%, 07/25/37 (i)	460	417

JPMorgan Chase & Co. Adjustable Rate Mortgage Trust
REMIC, 4.74%, 10/25/35 (i)	31,132	30,019
JPMorgan Mortgage Acquisition Corp.
REMIC, 0.37%, 05/25/37 (i)	671	547
LB-UBS Commercial Mortgage Trust
REMIC, 5.42%, 02/15/40	6,200	4,507
Lehman Brothers Mortgage Loan Trust
REMIC, 0.40%, 06/25/37 (i) (t) (v)	718	457
MASTR Adjustable Rate Mortgages Trust
REMIC, 4.08%, 12/25/33 (i)	1,669	1,404
REMIC, 0.42%, 05/25/47 (i)	93	92
MASTR Asset Backed Securities Trust
REMIC, 0.39%, 05/25/37 (i)	511	413
Merrill Lynch First Franklin Mortgage Loan Trust
REMIC, 0.37%, 06/25/37 (i)	575	454
Merrill Lynch Mortgage Investors Inc.
REMIC, 4.67%, 02/25/33 (i)	326	278
REMIC, 4.56%, 02/25/34 (i)	820	688
MLCC Mortgage Investors Inc.
REMIC, 4.25%, 10/25/35 (i)	1,089	871
REMIC, 4.25%, 10/25/35 (i)	1,115	899
Morgan Stanley Capital I
REMIC, 0.37%, 05/25/37 (i)	639	511
REMIC, 0.37%, 05/25/37 (i)	645	409
Nationstar Home Equity Loan Trust
REMIC, 0.37%, 06/25/37 (i)	641	574
Provident Funding Mortgage Loan Trust
REMIC, 3.68%, 08/25/33 (i)	655	547
Residential Asset Securities Corp.
REMIC, 0.42%, 04/25/37 (i)	475	413
Residential Asset Securitization Trust
REMIC, 5.50%, 06/25/33	403	349
Residential Funding Mortgage Securities I Inc.
REMIC, 5.20%, 09/25/35 (i)	1,382	990
Securitized Asset Backed Receivables LLC Trust
REMIC, 0.44%, 05/25/37 (i)	693	432
SLM Student Loan Trust
1.07%, 04/25/14 (i)	2,814	2,806
1.09%, 04/25/17 (i)	464	462
1.54%, 01/25/17 (i)	3,100	3,030
2.59%, 04/25/23 (i)	11,197	11,421
REMIC, 0.86%, 02/15/15 (i)	314	314
REMIC, 1.13%, 04/25/19 (i)	3,900	3,579
Soundview Home Equity Loan Trust
REMIC, 0.39%, 06/25/37 (i)	6,131	4,898
Structured Adjustable Rate Mortgage Loan Trust
REMIC, 4.80%, 02/25/34 (i)	1,111	849
Structured Asset Mortgage Investments Inc.
REMIC, 0.64%, 10/19/34 (i)	49	38
REMIC, 0.41%, 09/25/47 (i)	372	346
Structured Asset Securities Corp.
REMIC, 0.42%, 04/25/36 (i)	61	61
TBW Mortgage Backed Pass-Through Certificates

REMIC, 5.97%, 09/25/36 (i)	500	250
Thornburg Mortgage Securities Trust
REMIC, 0.41%, 03/25/37 (i)	2,222	1,956
REMIC, 0.41%, 03/25/37 (i)	1,168	1,017
Wachovia Bank Commercial Mortgage Trust
REMIC, 0.37%, 06/15/20 (i) (t) (v)	1,049	770
REMIC, 0.38%, 09/15/21 (i) (t) (v)	1,195	859
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 3.77%, 03/25/33 (i)	233	188
REMIC, 2.91%, 06/25/33 (i)	731	570
REMIC, 4.48%, 09/25/33 (i)	832	748
REMIC, 2.34%, 08/25/46 (i)	1,925	689
Wells Fargo Mortgage Backed Securities Trust
REMIC, 4.52%, 11/25/33 (i)	305	303
REMIC, 4.98%, 12/25/34 (i)	1,169	1,041

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $147,540)		128,401

CORPORATE BONDS AND NOTES - 17.3%
CONSUMER DISCRETIONARY - 0.4%
Home Depot Inc., 5.40%, 03/01/16	1,250	1,248
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	1,000	870
Omnicom Group Inc., 5.90%, 04/15/16	1,250	1,252
		3,370
CONSUMER STAPLES - 0.1%
Reynolds American Inc., 1.33%, 06/15/11 (i)	700	656

ENERGY - 0.3%
Gaz Capital SA
7.34%, 04/11/13 (t) (v)	300	291
8.15%, 04/11/18 (t) (v)	400	364
Rockies Express Pipeline LLC, 4.50%, 08/20/09 (i) (t) (v)	1,600	1,600
		2,255
FINANCIALS - 15.1%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	2,500	2,585
American Express Bank FSB, 5.50%, 04/16/13	800	785
American Express Centurion Bank
0.38%, 07/13/10 (i)	1,700	1,654
6.00%, 09/13/17	700	639
American Express Co., 7.00%, 03/19/18	1,260	1,224
American Honda Finance Corp.,
1.36%, 06/20/11 (i) (t) (v)	8,700	8,395
American International Group Inc.
1.22%, 10/18/11 (i)	1,000	645
5.05%, 10/01/15	1,200	647
5.85%, 01/16/18	1,100	582
8.25%, 08/15/18 (t) (v)	1,000	589
8.18%, 05/15/58 (i) (t) (v)	4,700	1,341
ANZ National International Ltd., 6.20%, 07/19/13 (t) (v)	2,000	2,060
Australia & New Zealand Banking Group Ltd.,
0.89%, 06/18/12 (i) (t) (v)	5,000	5,000
Bank of America Corp.

1.34%, 04/30/12 (i)		7,000	7,085
5.65%, 05/01/18		1,500	1,325
Barclays Bank Plc
6.05%, 12/04/17 (t) (v)		2,000	1,734
7.43% (callable at 100 on 12/15/17) (p) (t) (v)		200	134
Caterpillar Financial Services Corp., 1.35%, 06/24/11 (i)		7,700	7,605
Citigroup Funding Inc., 2.04%, 05/07/10 (i)		3,700	3,624
Citigroup Inc.
0.63%, 12/28/09 (i)		1,200	1,188
0.62%, 06/04/12 (i)		24,000	24,065
5.50%, 04/11/13		1,200	1,125
6.13%, 05/15/18		4,400	3,849
Commonwealth Bank of Australia,
1.11%, 06/25/14 (i) (t) (v)		3,800	3,782
Credit Suisse USA Inc., 0.87%, 11/20/09 (i)		500	499
Dexia Credit Local, 1.26%, 09/23/11 (i) (t) (v)		1,300	1,296
Ford Motor Credit Co. LLC
7.25%, 10/25/11		1,850	1,600
7.80%, 06/01/12		150	129
GATX Financial Corp., 5.80%, 03/01/16		1,000	841
General Electric Capital Corp.,
6.50%, 09/15/67 (t) (v)	EUR	1,600	1,579
Genworth Financial Inc., 6.52%, 05/22/18		1,300	869
Goldman Sachs Group Inc.
0.90%, 06/28/10 (i)		1,700	1,691
6.15%, 04/01/18		1,200	1,168
HBOS Plc, 6.75%, 05/21/18 (t) (v)		1,000	755
International Lease Finance Corp., 6.63%, 11/15/13		500	385
LeasePlan Corp. NV, 3.00%, 05/07/12 (t) (v)		1,800	1,807
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (d)		200	30
6.88%, 05/02/18 (d)		1,200	192
7.00%, 09/27/27 (d)		100	15
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	953
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		2,900	2,684
Metropolitan Life Global Funding I
1.36%, 06/25/10 (i) (t) (v)		500	498
2.55%, 06/10/11 (i) (t) (v)		7,400	7,387
Morgan Stanley
1.36%, 01/18/11 (i)		2,000	1,938
0.79%, 01/09/12 (i)		200	180
0.84%, 01/09/14 (i)		700	628
0.99%, 10/15/15 (i)		1,000	857
1.56%, 10/18/16 (i)		1,000	809
National Australia Bank Ltd., 5.35%, 06/12/13 (t) (v)		1,700	1,751
New York Life Global Funding, 4.65%, 05/09/13 (t) (v)		1,800	1,826
Pacific Life Global Funding, 5.15%, 04/15/13 (t) (v)		500	498
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (t) (v)		1,000	989
ProLogis, 6.63%, 05/15/18		900	709
Royal Bank of Scotland Group Plc,
7.09% (callable at 100 on 09/29/17) (p)	EUR	100	46
Santander Perpetual SA Unipersonal,
6.67% (callable at 100 beginning 10/24/17) (p) (t) (v)		900	666

Simon Property Group LP
5.75%, 12/01/15		500	460
6.13%, 05/30/18		2,500	2,325
SLM Corp.
1.76%, 04/26/11 (i)	EUR	400	450
1.32%, 10/25/11 (i)		1,400	1,134
TransCapitalInvest Ltd., 7.70%, 08/07/13 (t) (v)		1,500	1,444
Wells Fargo & Co.,
4.38%, 01/31/13		800	807
1.38%, 10/28/15 (i)		500	430
1.42%, 03/23/16 (f) (i)	EUR	600	687
7.98%, (callable at 100 beginning 03/15/18) (p)		1,300	1,079
Wells Fargo Capital XIII
7.70% (callable at 100 beginning 03/26/13) (i) (p)		800	664
			126,417
HEALTH CARE - 0.1%
Baxter International Inc., 5.38%, 06/01/18		800	838
UnitedHealth Group Inc., 4.88%, 02/15/13		100	101
			939
INDUSTRIALS - 0.1%
Waste Management Inc., 6.10%, 03/15/18		1,100	1,083

INFORMATION TECHNOLOGY - 0.3%
Hewlett Packard Co., 2.25%, 05/27/11		1,200	1,204
Oracle Corp., 5.75%, 04/15/18		1,500	1,582
			2,786
MATERIALS - 0.3%
Alcoa Inc., 6.75%, 07/15/18		2,000	1,774
Rexam Plc, 6.75%, 06/01/13 (t) (v)		700	678
			2,452
TELECOMMUNICATION SERVICES - 0.2%
Qwest Capital Funding Inc., 7.00%, 08/03/09		1,000	1,000
Telecom Italia Capital SA, 7.00%, 06/04/18		600	607
			1,607
UTILITIES - 0.4%
American Electric Power Co. Inc., 5.25%, 06/01/15		500	491
Constellation Energy Group Inc.
7.00%, 04/01/12		2,500	2,583
4.55%, 06/15/15		100	87
			3,161

Total Corporate Bonds and Notes (cost $153,603)			144,726

GOVERNMENT AND AGENCY OBLIGATIONS - 122.2%
GOVERNMENT SECURITIES - 109.6%
Municipals - 0.7%
Buckeye Ohio Tobacco Settlement Financing Authority,
6.00%, 06/01/42		300	178
Dallas Area Rapid Transit (insured by
AMBAC Assurance Corp.), 5.00%, 12/01/36		2,300	2,290
New York City Municipal Water FInancing Authority,
5.00%, 06/15/38		400	395
State of California Variable Purpose

5.00%, 06/01/37	1,700	1,427
5.00%, 11/01/37	400	336
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47	480	322
Tobacco Settlement Financing Corp. New Jersey
4.75%, 06/01/34	1,000	580
5.00%, 06/01/41	200	108
		5,636
Sovereign - 3.5%
Japan Government Inflation Index Bond,
1.20%, 12/10/17 (r)	3,207,724	29,261

Treasury Inflation Index Securities - 105.2%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 (r)	22,481	23,120
3.38%, 01/15/12 (r)	3,958	4,212
2.00%, 04/15/12 (r)	62,773	64,558
3.00%, 07/15/12 (r)	36,481	38,647
0.63%, 04/15/13 (r)	50,437	49,844
1.88%, 07/05/13 (r)	62,280	63,876
2.00%, 01/15/14 (r)	19,675	20,067
2.00%, 07/15/14 (r)	4,835	4,978
1.63%, 01/15/15, TBA (g) (r)	20,301	20,230
1.63%, 01/15/15 (r)	37,817	37,640
1.88%, 07/15/15 (r)	3,176	3,211
2.00%, 01/15/16 (r)	26,877	27,280
2.00%, 01/15/16 (r)	5,733	4,253
2.50%, 07/15/16 (r)	31,698	33,273
2.50%, 07/15/16 (r)	5,954	4,433
2.63%, 07/15/17 (r)	24,945	26,533
1.63%, 01/15/18 (r)	62,436	61,831
1.38%, 07/15/18 (r)	29,480	28,662
2.13%, 01/15/19 (r)	11,320	11,694
2.38%, 01/15/25 (r)	45,280	46,539
2.00%, 01/15/26 (r)	13,881	13,780
2.38%, 01/15/27 (r)	6,289	6,520
2.38%, 01/15/27 (r)	15,938	16,630
2.38%, 01/15/27 (r)	81,141	84,076
2.38%, 01/15/27 (r)	17,141	17,746
3.63%, 04/15/28 (r)	52,051	60,933
3.63%, 04/15/28 (r)	28,100	34,195
2.50%, 01/15/29 (r)	397	422
3.88%, 04/15/29 (r)	19,105	23,205
1.75%, 01/15/38 (r)	49,232	46,463
		878,851
U.S. Treasury Securities - 0.2%
U.S. Treasury Note, 0.88%, 04/30/11 (o)	1,674	1,669

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 12.6%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
0.94%, 08/05/11 (i)	10,000	9,997

5.00%, 12/14/18	1,300	1,234
6.71%, 07/01/36 (i)	1,511	1,578
6.67%, 09/01/36 (i)	1,565	1,640
6.59%, 10/01/36 (i)	1,829	1,914
5.50%, 08/19/38	248	256
5.50%, 08/19/38	2,376	2,457
5.50%, 08/19/38	1,790	1,851
6.50%, 12/01/38	613	652
6.50%, 01/01/39	87	92
REMIC, 5.50%, 05/15/16	559	570
REMIC, 4.50%, 05/15/17	38	40
REMIC, 0.52%, 02/15/19 (i)	3,758	3,687
REMIC, 0.44%, 07/15/19 (i)	1,759	1,724
REMIC, 5.00%, 02/15/20	687	716
REMIC, 0.44%, 10/15/20 (i)	1,802	1,764
REMIC, 5.00%, 05/15/27	947	978
REMIC, 2.64%, 10/25/44 (i)	922	907
REMIC, 2.64%, 02/25/45 (i)	675	642
		32,699
Federal National Mortgage Association - 7.2%
Federal National Mortgage Association
4.67%, 11/01/35 (i)	469	485
6.00%, 02/01/36	298	312
5.64%, 03/01/36 (i)	895	939
6.00%, 05/01/36	1,889	1,979
5.50%, 06/01/36	28	29
5.50%, 06/01/36, TBA (g)	2,800	2,890
5.93%, 06/01/36 (i)	587	611
5.50%, 07/01/36	808	836
5.50%, 11/01/36	855	884
5.50%, 01/01/37	675	698
5.50%, 01/01/37	952	985
6.00%, 01/01/37	1,917	2,009
5.50%, 02/01/37	31	32
5.50%, 03/01/37	19	20
5.50%, 04/01/37	1,708	1,765
5.50%, 05/01/37	467	482
5.50%, 06/01/37	893	923
5.50%, 07/01/37	881	911
5.50%, 07/01/37	852	880
5.50%, 07/01/37	805	832
5.50%, 08/01/37	885	915
5.50%, 08/01/37	3,867	3,997
6.00%, 08/01/37	1,000	1,047
6.00%, 08/01/37	736	770
6.00%, 08/01/37	1,000	1,047
6.00%, 08/01/37	1,000	1,047
6.00%, 09/01/37	832	870
6.00%, 09/01/37	1,000	1,047
6.00%, 10/01/37	1,000	1,047
6.00%, 11/01/37	1,000	1,047
5.50%, 01/01/38	865	894
6.00%, 08/01/38	1,000	1,046

6.00%, 08/01/38	1,000	1,046
6.00%, 08/01/38	1,000	1,046
6.00%, 09/01/38	400	419
6.00%, 09/01/38	1,000	1,046
5.50%, 10/14/38	157	162
6.00%, 11/01/38	1,000	1,046
6.00%, 01/01/39	17,881	18,710
REMIC, 5.00%, 02/25/17	658	680
REMIC, 0.37%, 07/25/37 (i)	1,256	1,114
REMIC, 0.51%, 11/27/37 (i)	2,100	1,911
		60,456
Government National Mortgage Association - 1.3%
Government National Mortgage Association
6.00%, 01/15/29	2	3
6.00%, 02/15/29	2	2
6.00%, 01/15/32	3	4
6.00%, 06/15/36	237	247
6.00%, 08/15/36	1,082	1,129
6.00%, 09/15/36	355	370
6.00%, 11/15/36	705	735
6.00%, 01/15/37	387	404
6.00%, 02/15/37	601	627
6.00%, 06/15/37	1,078	1,122
6.00%, 08/15/37	360	376
6.00%, 08/15/37	202	211
6.00%, 12/15/37	108	112
6.00%, 06/15/38	1,159	1,209
6.00%, 07/15/38	2,993	3,117
6.00%, 09/15/38	677	706
		10,374
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates,
5.29%, 12/01/27	1,777	1,857

Total Government and Agency Obligations (cost $1,013,019)		1,020,803

SHORT TERM INVESTMENTS - 29.6%
Certificates of Deposit - 1.1%
Sanpaolo IMI SpA, 1.27%, 06/09/10 (i)	9,300	9,300

Federal Home Loan Bank - 15.0%
Federal Home Loan Bank
0.11%, 07/01/09	80,000	80,000
0.40%, 07/06/09	41,300	41,299
0.12%, 08/03/09	3,900	3,900
		125,199
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
0.17%, 08/17/09	6,100	6,098
0.42%, 09/21/09	3,900	3,896
		9,994
Mutual Funds - 12.3%
JNL Money Market Fund, 0.19% (a) (h)	102,291	102,291

U.S. Treasury Securities - 0.0%
U.S. Treasury Bill, 0.17%, 07/16/09 (j)	220	220

Total Short Term Investments (cost $247,007)		247,004

Total Investments - 184.5% (cost $1,561,669)		1,541,326
Total Forward Sales Commitments - (13.4%)
(proceeds $104,496)		(111,779)
Other Assets and Liabilities, Net - (71.1%) (m)		(594,108)
Total Net Assets - 100%		$ 835,439

Forward Sales Commitments - 13.4%
GOVERNMENT SECURITIES - 10.9%
Treasury Inflation Index Securities - 10.9%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (r)	17,951	$ 17,446
2.38%, 01/15/27 (r)	38,403	39,958
3.63%, 04/15/28 (r)	28,369	33,210
		90,614
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 2.5%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 07/01/35	300	310
Federal National Mortgage Association - 2.5%
Federal National Mortgage Association
6.00%, 07/18/17	200	212
5.50%, 06/01/36	20,000	20,643
		20,855

Total Forward Sales Commitments - 13.4%
(proceeds $104,496)		$ 111,779

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 5.25%, Series B
(callable at 55.55 beginning 08/10/09)	128	$ 320
FINANCIALS - 0.2%
American International Group Inc., Convertible Preferred,
8.50%, 08/01/11	44	416
DG Funding Trust, 5.05%
(callable at 10,000 beginning 12/31/09) (p) (t) (u)	-	3,605
		4,021

Total Preferred Stocks (cost $5,205)		4,341

OPTIONS - 0.3%
Call Swaption, 3 month LIBOR versus
3.45% fixed, Expiration 08/03/09	113	403
3.45% fixed, Expiration 08/03/09	583	2,080
3.85% fixed, Expiration 08/03/09	372	1,620
3.60% fixed, Expiration 07/07/11	1,150	469

Total Options (cost $1,277)		4,572

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 9.0%
Access Group Inc., 2.39%, 10/27/25 (i)	$ 8,322	8,391
ACE Securities Corp. REMIC, 0.39%, 10/25/36 (i)	77	74
American Home Mortgage Investment Trust
REMIC, 4.39%, 02/25/45	477	375
Amortizing Residential Collateral Trust
REMIC, 0.60%, 07/25/32 (i)	15	8
Asset Backed Securities Corp. Home Equity
REMIC, 0.59%, 09/25/34 (i)	294	189
Banc of America Commercial Mortgage Inc.
REMIC, 5.74%, 05/10/45 (i)	2,000	1,668
REMIC, 5.66%, 06/10/49 (i)	2,830	2,003
Banc of America Funding Corp.
REMIC, 3.78%, 05/25/35 (i)	679	576
Banc of America Mortgage Securities Inc.
REMIC, 6.50%, 10/25/31	107	105
REMIC, 6.50%, 09/25/33	51	48
Bank of America Credit Card Trust, 0.87%, 04/15/13 (i)	1,800	1,786
Bear Stearns Adjustable Rate Mortgage Trust
REMIC, 4.47%, 11/25/34 (i)	648	536
REMIC, 5.06%, 11/25/34 (i)	1,848	1,550
REMIC, 4.13%, 03/25/35	6,174	5,300
Bear Stearns Alt-A Trust REMIC, 5.49%, 09/25/35 (i)	516	280
Bear Stearns Commercial Mortgage Securities Inc.
REMIC, 5.33%, 02/11/44	300	243
Bear Stearns Structured Products Inc.
REMIC, 5.64%, 01/26/36 (i)	1,542	851
REMIC, 5.71%, 12/26/46 (i)	878	534
Chase Issuance Trust, 2.13%, 09/15/15 (i)	12,800	12,791
Citigroup Mortgage Loan Trust Inc.
REMIC, 4.70%, 12/25/35 (i)	270	218

REMIC, 0.37%, 05/25/37 (i)	2,094	1,469
Commercial Mortgage Pass-Through Certificates
REMIC, 5.31%, 12/10/46	2,100	1,531
Countrywide Alternative Loan Trust
REMIC, 0.49%, 05/25/47 (i)	1,002	375
Countrywide Asset-Backed Certificates
REMIC, 0.42%, 10/25/46 (i)	337	317
Countrywide Financial Corp., 5.13%, 02/17/11	300	480
Countrywide Home Loan Mortgage Pass-Through Trust
REMIC, 4.79%, 11/25/34 (i)	1,300	985
REMIC, 4.71%, 02/20/35 (i)	2,282	1,813
REMIC, 5.25%, 02/20/36 (i)	309	210
Credit Suisse Mortgage Capital Certificates
REMIC, 5.85%, 03/15/39 (i)	200	143
REMIC, 5.70%, 09/15/40 (i)	7,800	5,356
CS First Boston Mortgage Securities Corp.
REMIC, 1.13%, 03/25/32 (i) (t) (v)	37	28
Deutsche Bank Alternate Loan Trust
REMIC, 0.39%, 03/25/37 (i)	179	175
Equity One ABS Inc., 0.87%, 11/25/32 (i)	199	112
First Franklin Mortgage Loan Asset Backed Certificates
REMIC, 0.35%, 01/25/38 (i)	762	702
GE Capital Commercial Mortgage Corp.
REMIC, 4.23%, 12/10/37	2,166	2,172
GreenPoint Mortgage Funding Trust
REMIC, 0.39%, 01/25/47 (i)	935	709
Greenwich Capital Commercial Funding Corp.
REMIC, 5.44%, 03/10/39	1,000	797
REMIC, 4.80%, 08/10/42 (i)	100	85
GS Mortgage Securities Corp. II
0.39%, 03/06/20 (i) (t) (v)	1,675	1,435
REMIC, 5.81%, 08/10/45 (i)	2,100	1,587
GSR Mortgage Loan Trust
REMIC, 4.47%, 09/25/35 (i)	3,096	2,603
REMIC, 5.24%, 11/25/35 (i)	1,598	1,242
Harborview Mortgage Loan Trust
REMIC, 0.53%, 05/19/35 (i)	216	97
REMIC, 5.14%, 07/19/35 (i)	1,077	625
HFC Home Equity Loan Asset Backed Certificates
REMIC, 0.61%, 01/20/34 (i)	1,465	1,011
HSI Asset Securitization Corp. Trust
REMIC, 0.36%, 12/25/36 (i)	270	163
IndyMac ARM Trust REMIC, 3.71%, 01/25/32 (i)	1	-
IndyMac Index Mortgage Loan Trust
REMIC, 4.32%, 01/25/36 (i)	1,167	515
REMIC, 0.40%, 11/25/46 (i)	464	432
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust
REMIC, 3.86%, 11/25/30 (i)	5	5
REMIC, 5.09%, 02/25/33 (i)	19	17
REMIC, 5.61%, 02/25/33 (i)	36	33
REMIC, 5.02%, 04/25/33 (i)	135	120
REMIC, 5.11%, 01/25/34 (i)	336	258
REMIC, 4.74%, 10/25/35 (i)	1,875	1,808

JPMorgan Chase & Co. Alt-A Trust
REMIC, 5.36%, 05/25/35 (i)	833	538
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.47%, 01/12/45 (i)	700	581
REMIC, 5.33%, 05/15/47	1,900	1,457
REMIC, 5.44%, 06/12/47	11,300	8,509
REMIC, 5.42%, 01/15/49	6,400	4,711
REMIC, 6.01%, 06/15/49 (i)	100	85
REMIC, 5.79%, 02/12/51 (i)	14,500	10,832
REMIC, 5.88%, 02/15/51 (i)	700	524
JPMorgan Mortgage Acquisition Corp.
REMIC, 0.36%, 08/25/36 (i)	85	78
REMIC, 0.36%, 06/25/37 (i)	9,802	8,494
JPMorgan Mortgage Trust REMIC, 5.01%, 02/25/35 (i)	691	604
Lehman Brothers Commercial Mortgage Trust
REMIC, 0.37%, 09/15/21 (i) (t) (v)	174	154
Long Beach Mortgage Loan Trust
REMIC, 0.59%, 10/25/34 (i)	34	22
MASTR Asset Backed Securities Trust
REMIC, 0.36%, 01/25/37 (i)	621	169
REMIC, 0.39%, 05/25/37 (i)	583	472
Mellon Residential Funding Corp.
REMIC, 2.61%, 10/20/29 (i)	266	249
REMIC, 0.80%, 06/15/30 (i)	574	477
Merrill Lynch Mortgage Investors Inc.
REMIC, 4.30%, 05/25/33 (i)	887	731
REMIC, 0.52%, 02/25/36 (i)	472	254
REMIC, 0.38%, 08/25/36 (i)	267	265
Merrill Lynch/Countrywide Commercial Mortgage Trust
REMIC, 5.96%, 07/12/17 (i)	10,700	7,389
REMIC, 5.49%, 03/12/51 (i)	1,500	1,006
Mid-State Trust REMIC, 8.33%, 04/01/30	12	11
MLCC Mortgage Investors Inc.
REMIC, 1.31%, 10/25/35 (i)	228	182
REMIC, 0.56%, 11/25/35 (i)	382	255
Morgan Stanley Asset-Backed Securities Capital I
REMIC, 0.35%, 01/25/37 (i)	501	433
Morgan Stanley Capital I
REMIC, 0.35%, 10/15/20 (i) (t) (v)	422	312
REMIC, 5.81%, 12/12/49	100	76
Park Place Securities Inc. REMIC, 0.63%, 10/25/34 (i)	1,248	930
Prime Mortgage Trust
REMIC, 0.71%, 02/25/19 (i)	20	20
REMIC, 0.71%, 02/25/34 (i)	116	94
Residential Asset Securities Corp.
REMIC, 0.38%, 11/25/36 (i)	140	138
Saxon Asset Securities Trust REMIC, 0.37%, 11/25/36 (i)	83	80
SBI Heloc Trust REMIC, 0.48%, 08/25/36 (i) (t) (v)	242	217
Securitized Asset Backed Receivables LLC Trust
REMIC, 0.37%, 12/25/36 (i)	572	320
Sequoia Mortgage Trust REMIC, 0.66%, 10/19/26 (i)	97	73
SLM Student Loan Trust
1.39%, 01/26/15 (i)	587	583

1.09%, 10/25/16 (i)	906	903
2.59%, 04/25/23 (i)	12,769	13,023
REMIC, 1.08%, 10/27/14 (i)	1,797	1,788
Soundview Home Equity Loan Trust
REMIC, 0.39%, 01/25/37 (i)	556	542
Structured Asset Mortgage Investments Inc.
REMIC, 0.97%, 09/19/32 (i)	85	63
REMIC, 0.56%, 07/19/35 (i)	978	614
REMIC, 0.44%, 03/25/37 (i)	1,962	711
Structured Asset Securities Corp.
REMIC, 4.69%, 02/25/32 (i)	3	4
REMIC, 0.60%, 01/25/33 (i)	13	10
REMIC, 0.36%, 10/25/36 (i)	469	428
Thornburg Mortgage Securities Trust
REMIC, 0.43%, 06/25/36 (i)	2,245	2,059
REMIC, 0.42%, 12/25/36 (i)	863	776
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	673	697
Wachovia Bank Commercial Mortgage Trust
REMIC, 0.37%, 06/15/20 (i) (t) (v)	1,873	1,375
REMIC, 0.38%, 09/15/21 (i) (t) (v)	7,637	5,487
REMIC, 5.51%, 04/15/47	1,000	663
Washington Mutual Mortgage Pass-Through Certificates
REMIC, 4.77%, 02/25/31 (i)	14	13
REMIC, 2.74%, 08/25/42 (i)	216	137
REMIC, 2.54%, 11/25/42 (i)	137	79
REMIC, 0.60%, 10/25/45 (i)	228	119
Wells Fargo Mortgage Backed Securities Trust
REMIC, 4.95%, 01/25/35 (i)	1,615	1,350
REMIC, 4.95%, 03/25/36 (i)	1,265	893

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $179,411)		149,995

CORPORATE BONDS AND NOTES - 33.5%
CONSUMER DISCRETIONARY - 1.7%
Comcast Corp.
1.44%, 07/14/09 (i)	1,700	1,700
5.88%, 02/15/18	400	405
6.45%, 03/15/37	400	394
Daimler Finance North America LLC, 1.47%, 08/03/09 (i)	1,400	1,398
Princeton University, 5.70%, 03/01/39	4,500	4,506
R.H. Donnelley Corp.
Term Loan, 6.75%, 06/30/11 (d) (i) (u)	31	24
Term Loan, 6.75%, 06/30/11 (d) (i) (u)	643	502
Term Loan, 6.75%, 06/30/11 (d) (i) (u)	43	34
Target Corp., 5.13%, 01/15/13	3,000	3,178
Time Warner Inc., 1.15%, 11/13/09 (i)	12,600	12,570
Walt Disney Co., 0.58%, 07/16/10 (i)	4,400	4,406
		29,117
CONSUMER STAPLES - 0.6%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	97
Campbell Soup Co., 4.50%, 02/15/19	6,800	6,685
Kraft Foods Inc.

6.13%, 02/01/18	1,400	1,447
6.88%, 02/01/38	600	635
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,258
		10,122
ENERGY - 1.0%
Citigroup Global Markets Deutschland AG for
7.80%, 08/01/31	800	653
El Paso Corp.
8.05%, 10/15/30	600	499
Gaz Capital SA, 6.21%, 11/22/16 (t) (v)	300	250
Gazprom OAO, 10.50%, 10/21/09	1,500	1,536
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	6,265
Peabody Energy Corp., 7.88%, 11/01/26	500	431
Petroleos Mexicanos, 8.00%, 05/03/19 (t) (v)	6,500	7,052
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.84%, 09/30/27 (t) (v)	500	419
		17,105
FINANCIALS - 24.1%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,965
American Express Bank FSB
5.50%, 04/16/13	2,700	2,650
6.00%, 09/13/17	300	274
American Express Centurion Bank
0.45%, 11/16/09 (i)	2,300	2,284
6.00%, 09/13/17	300	274
American Express Co., 7.00%, 03/19/18	2,100	2,039
American General Finance Corp.
4.88%, 05/15/10	10,800	9,087
6.90%, 12/15/17	2,400	1,300
American Honda Finance Corp., 1.01%, 02/09/10 (i) (t) (v)	1,900	1,893
American International Group Inc.
5.05%, 10/01/15	200	108
5.85%, 01/16/18	4,500	2,381
6.25%, 03/15/37 (i)	800	198
ANZ National International Ltd.
1.01%, 08/07/09 (i) (t) (v)	4,800	4,801
6.20%, 07/19/13 (t) (v)	2,200	2,266
Bank of America Corp.
1.13%, 11/06/09 (i)	200	200
2.38%, 06/22/12	6,100	6,161
6.00%, 09/01/17	1,700	1,546
Bank of America NA
0.91%, 06/15/16 (i)	700	520
6.00%, 10/15/36	600	481
Bank of New York Mellon Corp., 1.42%, 02/05/10 (i)	7,400	7,411
Bank of Scotland Plc, 1.15%, 07/17/09 (i) (t) (v)	2,300	2,298
Barclays Bank Plc
5.45%, 09/12/12	10,700	11,156
6.05%, 12/04/17 (t) (v)	1,600	1,387
7.43% (callable at 100 on 12/15/17) (p) (t) (v)	15,000	10,050
5.93% (callable at 100 on 12/15/16) (p) (t) (v)	5,000	2,850
BNP Paribas, 5.19%
(callable at 100 on 06/29/15) (p) (t) (v)	4,100	2,669

Capital One Financial Corp., 0.93%, 09/10/09 (i)		9,000	8,967
Cemex 10 Capital SPV Ltd.,
6.72% (callable at 100 beginning 12/31/16) (p) (t) (v)		1,000	512
China Development Bank, 5.00%, 10/15/15		200	206
Chrysler Financial Co. LLC, Term Loan,
4.35%, 08/03/14 (i) (u)		3,930	3,664
CIT Group Inc., 0.97%, 08/17/09 (i)		400	392
Citigroup Capital XXI, 8.30%
(callable at 100 beginning 12/21/37) (i)		9,800	7,642
Citigroup Inc.
0.63%, 12/28/09 (i)		400	396
1.63%, 03/30/11		1,200	1,209
2.13%, 04/30/12		4,500	4,520
5.50%, 08/27/12		1,500	1,454
5.63%, 08/27/12		1,000	936
5.30%, 10/17/12		600	579
5.50%, 04/11/13		13,900	13,028
5.85%, 07/02/13		400	378
6.00%, 08/15/17		2,200	1,918
8.40%, (callable at 100 beginning 04/30/18) (d) (p)		9,000	6,751
6.13%, 08/25/36		1,700	1,266
Countrywide Financial Corp., 5.80%, 06/07/12		2,300	2,314
Credit Agricole SA, 0.71%, 05/28/10 (i) (t) (v)		1,600	1,591
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	3,060
Dexia Credit Local, 1.26%, 09/23/11 (i) (t) (v)		5,600	5,582
ENEL Finance International SA, 6.25%, 09/15/17 (t) (v)		4,700	4,907
Export-Import Bank of China, 4.88%, 07/21/15 (t) (v)		200	208
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	7,808
Ford Motor Credit Co. LLC
7.38%, 10/28/09		1,200	1,190
7.88%, 06/15/10		1,000	950
7.38%, 02/01/11		2,400	2,173
Fortis Bank Nederland Holding, 3.00%, 04/17/12	EUR	500	707
General Electric Capital Corp.
1.12%, 10/26/09 (i)		300	300
1.18%, 01/20/10 (i)		1,600	1,591
0.64%, 10/06/10 (i)		300	295
1.48%, 02/01/11 (i)		2,000	1,936
1.80%, 03/11/11		500	505
0.95%, 08/15/11 (i)		1,300	1,231
3.00%, 12/09/11		3,000	3,095
2.20%, 06/08/12		6,700	6,734
0.75%, 01/08/16 (i)		200	162
5.50%, 09/15/67 (t) (v)	EUR	6,100	4,835
6.38%, 11/15/67 (i)		3,200	2,135
GMAC LLC, 6.00%, 12/15/11		200	168
Goldman Sachs Group Inc.
6.88%, 01/15/11		6,500	6,872
5.63%, 01/15/17		2,200	2,091
6.25%, 09/01/17		4,400	4,353
5.95%, 01/18/18		1,200	1,164
6.15%, 04/01/18		600	584
6.75%, 10/01/37		6,300	5,601

HSBC Finance Corp., 1.16%, 10/21/09 (i)		1,000	997
HSBC Holdings Plc
6.50%, 05/02/36		500	488
6.50%, 09/15/37		700	677
International Lease Finance Corp., 5.55%, 09/05/12		4,200	3,263
JPMorgan Chase & Co.
1.39%, 07/16/09 (i)		800	800
0.84%, 08/21/09 (i)		2,200	2,202
7.00%, 11/15/09		3,100	3,149
0.97%, 05/18/10 (i)		5,600	5,592
1.03%, 05/07/10 (i)		2,300	2,296
4.55%, 06/23/10		3,400	3,470
1.09%, 08/15/11 (i)		100	97
6.95%, 08/10/12		3,500	3,804
6.00%, 01/15/18		1,200	1,192
7.90% (callable at 100 beginning 04/30/18) (i) (p)		4,200	3,675
JPMorgan Chase Bank NA, 6.00%, 10/01/17		4,100	3,991
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)		300	238
LeasePlan Corp. NV, 3.13%, 02/10/12	EUR	3,500	4,968
Lehman Brothers Holdings Inc.
3.29%, 11/24/08 (d) (i)		4,800	708
3.26%, 12/23/08 (d) (i)		200	30
1.52%, 04/03/09 (d) (i)		600	88
1.21%, 11/10/09 (d) (i)		900	133
0.95%, 11/16/09 (d) (i)		400	59
0.80%, 05/25/10 (d) (i)		1,100	162
1.33%, 07/18/11 (d) (i)		1,100	162
5.63%, 01/24/13 (d)		1,600	242
6.20%, 09/26/14 (d)		1,700	251
6.88%, 05/02/18 (d)		1,000	160
Lloyds Banking Group Plc, 5.92%
(callable at 100 on 10/01/15) (i) (p) (t) (v)		200	70
Merrill Lynch & Co. Inc.
1.00%, 08/14/09 (i)		1,400	1,398
0.73%, 12/04/09 (i)		1,700	1,697
1.29%, 07/25/11 (i)		1,900	1,759
1.24%, 10/25/11 (i)		13,600	13,440
6.05%, 08/15/12		600	602
6.40%, 08/28/17		1,900	1,682
MetLife Global Funding Inc., 0.89%, 05/17/10 (i) (t) (v)		3,000	2,975
MetLife Inc., 6.40%, 12/15/36 (i)		500	358
Morgan Stanley
3.01%, 05/14/10 (i)		3,700	3,689
6.60%, 04/01/12		2,500	2,647
6.25%, 08/28/17		1,200	1,161
5.95%, 12/28/17		1,800	1,727
National Australia Bank Ltd.
0.69%, 09/11/09 (i) (t) (v)		1,300	1,299
1.42%, 02/08/10 (i) (t) (v)		11,400	11,398
5.35%, 06/12/13 (t) (v)		1,900	1,957
National City Bank, 4.50%, 03/15/10		5,000	5,073
Nationwide Life Global Funding I, 5.45%, 10/02/12 (t) (v)		16,200	15,866
Northern Rock Plc, 5.63%, 06/22/17 (t) (u)		16,000	13,987

Petroleum Export Ltd., 5.27%, 06/15/11 (t) (v)	106	102
PNC Bank NA, 1.48%, 02/01/10 (i)	8,600	8,485
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,696
RBS Capital Trust I, 4.71%
(callable at 100 beginning 07/01/13) (p)	800	328
Resona Bank Ltd., 5.85%
(callable at 100 beginning 04/15/16) (p) (t) (v)	300	226
Royal Bank of Scotland Plc
1.32%, 04/08/11 (i) (t) (v)	8,100	8,088
3.00%, 12/09/11 (t) (v)	3,800	3,880
2.63%, 05/11/12 (t) (v)	1,200	1,209
6.99% (callable at 100 beginning 10/05/17) (p) (t) (v)	2,100	1,029
Santander Perpetual SA Unipersonal, 6.67%
(callable at 100 beginning 10/24/17) (p) (t) (v)	3,400	2,516
Santander US Debt SA Unipersonal,
0.70%, 11/20/09 (i) (t) (v)	3,200	3,180
SLM Corp., 1.23%, 07/27/09 (i)	1,000	995
SMFG Preferred Capital Ltd., 6.08%
(callable at 100 beginning 01/25/17) (p) (t) (v)	1,000	799
Societe Financement de l’Economie Francaise,
3.38%, 05/05/14 (l) (t) (v)	4,200	4,210
Sovereign Bancorp Inc., 4.90%, 09/23/10	5,000	4,884
State Street Capital Trust III, 8.25%
(callable at 100 beginning 03/15/11) (i) (p)	1,700	1,436
State Street Capital Trust IV, 1.63%, 06/15/37 (i)	200	115
Sumitomo Mitsui Banking Corp., 5.63%
(callable at 100 beginning 10/15/15) (p) (t) (v)	1,500	1,380
TNK-BP Finance SA, 6.13%, 03/20/12 (t) (v)	300	277
TransCapitalInvest Ltd., 8.70%, 08/07/18 (t) (v)	800	770
UBS AG Stamford, 5.88%, 12/20/17	1,200	1,118
UBS Preferred Funding Trust V, 6.24%
(callable at 100 beginning 05/15/16) (p)	10,000	5,900
USB Capital IX, 6.19%
(callable at 100 beginning 04/15/11) (i) (p)	200	135
Wachovia Corp.
0.72%, 12/01/09 (i)	200	200
0.64%, 10/15/11 (i)	3,200	3,039
5.75%, 02/01/18	4,300	4,223
Wells Fargo & Co.
0.73%, 09/15/09 (i)	400	400
1.48%, 01/29/10 (i)	7,500	7,492
7.98%, (callable at 100 beginning 03/15/18) (p)	2,400	1,992
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (t) (u)	600	434
		402,426
HEALTH CARE - 1.5%
Amgen Inc., 6.15%, 06/01/18	7,300	7,935
AstraZeneca Plc
5.90%, 09/15/17	600	642
6.45%, 09/15/37	600	665
HCA Inc., Term Loan, 2.85%, 11/16/13 (i) (u)	4,231	3,832
Novartis Capital Corp., 4.13%, 02/10/14	5,800	5,970
Roche Holdings Inc., 7.00%, 03/01/39 (t) (v)	3,600	4,174
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,617

		24,835
INDUSTRIALS - 0.4%
Siemens Financieringsmaatschappij NV,
0.96%, 08/14/09 (i) (t) (v)	2,100	2,098
Union Pacific Corp., 5.70%, 08/15/18	4,000	4,008
		6,106
INFORMATION TECHNOLOGY - 1.6%
Dell Inc., 4.70%, 04/15/13	3,600	3,705
International Business Machines Corp., 5.70%, 09/14/17	13,200	14,014
Oracle Corp.
4.95%, 04/15/13	4,200	4,398
5.75%, 04/15/18	4,100	4,325
		26,442
MATERIALS - 0.4%
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (t) (v)	2,200	2,546
6.15%, 10/24/36 (t) (v)	200	196
Nucor Corp., 5.75%, 12/01/17	2,400	2,494
Rohm & Haas Co., 6.00%, 09/15/17	900	805
Vale Overseas Ltd.
6.25%, 01/23/17	300	302
6.88%, 11/21/36	300	285
		6,628
TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.
4.13%, 09/15/09	3,500	3,518
1.12%, 02/05/10 (i)	900	901
4.95%, 01/15/13	2,000	2,080
5.50%, 02/01/18	2,000	1,997
6.30%, 01/15/38	1,400	1,353
Qwest Corp., 7.63%, 06/15/15	800	752
Telecom Italia Capital SA, 1.72%, 07/18/11 (i)	1,900	1,816
Verizon Wireless Capital LLC
3.32%, 05/20/11 (i) (t) (v)	4,900	5,043
5.25%, 02/01/12 (t) (v)	9,900	10,441
		27,901
UTILITIES - 0.5%
Electricite de France SA
5.50%, 01/26/14 (t) (v)	1,600	1,723
6.50%, 01/26/19 (t) (v)	1,600	1,752
6.95%, 01/26/39 (t) (v)	1,600	1,796
NRG Energy Inc. Term Loan, 5.25%, 02/01/13 (i) (u)	2,965	2,798
Virginia Electric & Power Co., 6.35%, 11/30/37	200	215
		8,284

Total Corporate Bonds and Notes (cost $591,343)		558,966

GOVERNMENT AND AGENCY OBLIGATIONS - 89.3%
GOVERNMENT SECURITIES - 7.2%
Municipals - 3.3%
Buckeye Tobacco Settlement Financing Authority,
(insured by AMBAC Assurance Corp.)
5.80%, 06/01/30	1,000	699

Chicago Transit Authority
6.30%, 12/01/21		100	103
6.30%, 12/01/21		200	207
6.90%, 12/01/40		2,000	2,139
6.90%, 12/01/40		2,100	2,246
Golden State Tobacco Securitization Corp.
5.75%, 06/01/47		6,900	4,137
Illinois State Toll Highway Municipal Bond,
5.50%, 01/01/33		8,000	8,279
Los Angeles Unified School District Municipal Bond -
Series A-1 (insured by FSA), 4.50%, 07/01/22		3,600	3,453
Los Angeles Unified School District Municipal Bond,
(insured by National Public Finance Guarantee Corp)
4.50%, 01/01/28		6,300	5,637
New Jersey State Turnpike Authority, 7.41%, 01/01/40		7,800	9,080
North Carolina Capital Facilities Finance Duke University
Project Series B, 5.00%, 10/01/38		6,400	6,498
San Diego Tobacco Settlement Revenue Funding Corp.,
7.13%, 06/01/32		840	532
State of California, 5.00%, 12/01/37		6,000	5,032
State of California Various Purpose Bond
7.50%, 04/01/34		600	549
5.65%, 04/01/39		600	591
7.55%, 04/01/39		600	546
State of Texas, 4.75%, 04/01/35		600	573
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		240	180
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47		1,730	1,160
University of Arkansas Municipal Bond, (insured by
AMBAC Assurance Corp.) 5.00%, 11/01/37		1,600	1,583
Washington State Municipal Bond, (insured by National
Public Finance Guarantee Corp) 4.33%, 12/01/20 (j)		1,400	822
			54,046
Sovereign - 0.1%
Banque Centrale De Tunisie,
7.50%, 08/06/09 (t) (v)	EUR	300	421
Brazilian Government International Bond
12.50%, 01/05/22	BRL	1,300	736
10.25%, 01/10/28	BRL	800	403
Societe Financement de l’Economie Francaise
2.13%, 05/20/12	EUR	300	420
South Africa Government International Bond,
5.88%, 05/30/22		100	92
			2,072

Treasury Inflation Index Securities - 3.6%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (r)		13,528	14,197
1.88%, 07/05/13 (r)		10,137	10,360
2.00%, 07/15/14 (r)		17,018	17,367
2.00%, 01/15/16 (r)		3,441	3,490
2.63%, 07/15/17 (r)		3,813	4,057

1.63%, 01/15/18 (r)	4,176	4,136
2.50%, 01/15/29 (r)	5,758	6,121
1.75%, 01/15/38 (r)	813	768
		60,496
U.S. Treasury Securities - 0.2%
U.S. Treasury Note, 0.88%, 04/30/11	2,707	2,699

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 82.1%
Federal Home Loan Bank - 0.1%
Federal Home Loan Bank, 3.38%, 06/24/11	1,100	1,141

Federal Home Loan Mortgage Corp. - 14.9%
Federal Home Loan Mortgage Corp.
0.89%, 02/01/11 (i)	531	530
1.63%, 04/26/11, TBA (g)	8,000	8,061
0.93%, 05/04/11, TBA (g) (i)	12,700	12,726
1.13%, 06/01/11, TBA (g)	7,100	7,086
0.94%, 08/05/11, TBA (g) (i)	30,100	30,092
5.25%, 07/18/11, TBA (g)	700	755
6.00%, 03/01/16	19	20
6.00%, 03/01/16	6	7
6.00%, 03/01/16	17	18
6.00%, 08/01/16	20	21
4.88%, 06/13/18, TBA (g)	1,000	1,076
5.00%, 11/01/18	405	424
5.00%, 12/14/18, TBA (g)	1,300	1,234
6.00%, 08/01/26	2,683	2,824
3.50%, 07/01/27 (i)	1	1
6.00%, 09/01/27	6,770	7,119
6.00%, 07/17/30, TBA (g)	39,475	41,190
7.50%, 03/01/32 (f)	184	185
5.00%, 11/01/33, TBA (g)	3,000	3,038
5.50%, 07/01/35, TBA (g)	74,500	76,898
5.50%, 12/01/36	679	702
5.50%, 03/01/37	674	696
5.50%, 04/01/38	2,633	2,722
6.00%, 04/01/38	694	725
6.00%, 04/01/38	167	175
6.00%, 04/01/38	50	53
6.00%, 04/01/38	70	73
6.00%, 04/01/38	319	336
5.50%, 08/19/38	3,728	3,854
5.50%, 09/01/38	2,474	2,557
5.50%, 09/01/38	95	98
5.50%, 09/01/38	620	641
5.50%, 11/01/38	162	167
5.50%, 11/01/38	500	517
5.50%, 11/01/38	132	137
5.50%, 01/01/39	17,000	17,573
REMIC, 0.44%, 07/15/19 (i)	1,696	1,663
REMIC, 0.52%, 08/15/19 (i)	3,812	3,734
REMIC, 0.44%, 10/15/20 (i)	8,818	8,631

REMIC, 7.00%, 05/15/23	349	381
REMIC, 0.74%, 11/15/30 (i)	6	6
REMIC, 4.50%, 03/15/34	7,849	7,317
REMIC, 0.35%, 12/25/36 (i)	2,306	2,192
REMIC, 2.64%, 02/25/45 (i)	108	103
		248,358
Federal National Mortgage Association - 65.4%
Federal National Mortgage Association
6.50%, 02/25/32	5,500	5,833
5.50%, 11/01/13	4	5
5.50%, 03/01/16	56	59
6.00%, 04/01/16	59	62
6.00%, 04/01/16	23	25
6.00%, 04/01/16	38	40
6.00%, 05/01/16	47	51
6.00%, 08/01/16	29	31
6.00%, 09/01/16	12	13
6.00%, 11/01/16	18	19
6.00%, 11/01/16	46	49
5.50%, 12/01/16	42	44
5.50%, 12/01/16	80	85
5.50%, 12/01/16	12	12
5.50%, 01/01/17	32	34
5.50%, 01/01/17	16	17
5.50%, 01/01/17	8	8
6.00%, 02/01/17	2	2
6.00%, 02/01/17	12	13
5.50%, 03/01/17	51	54
6.00%, 03/01/17	10	11
6.00%, 03/01/17	17	18
6.00%, 03/01/17	37	39
6.00%, 04/01/17	44	47
6.00%, 04/01/17	10	11
6.00%, 04/01/17	3	3
6.00%, 05/01/17	6	7
6.00%, 05/01/17	10	11
5.50%, 10/01/17	52	55
6.00%, 10/01/17	49	52
5.50%, 11/01/17	30	31
5.50%, 11/01/17	2	2
5.00%, 05/01/18	17	18
5.00%, 06/01/18	209	219
5.00%, 08/01/18	1,013	1,061
5.00%, 09/01/18	269	281
5.00%, 09/01/18	149	156
5.00%, 01/01/19	367	383
5.00%, 06/01/19	232	242
5.00%, 06/01/19	682	712
5.00%, 10/01/19	496	518
5.00%, 10/01/19	595	621
5.00%, 12/01/19	219	229
5.00%, 12/01/19	864	902
5.00%, 07/01/20	309	322

5.00%, 10/01/20	14	15
5.00%, 04/01/21	321	333
5.00%, 04/01/21	636	661
5.50%, 05/01/21	91	95
5.50%, 06/01/21	30	32
5.50%, 10/01/21	1,354	1,420
5.50%, 03/01/22	167	175
5.50%, 04/01/22	749	785
5.50%, 04/01/22	114	119
5.50%, 05/01/22	162	170
5.50%, 05/01/22	99	103
5.50%, 05/01/22	35	37
5.50%, 06/01/22	226	236
5.50%, 06/01/22	45	47
5.50%, 09/01/22	223	234
5.50%, 10/01/22	27	28
5.50%, 12/01/22	156	163
5.50%, 12/01/22	148	155
5.00%, 01/01/23	675	700
5.50%, 01/01/23	227	238
5.50%, 01/01/23	456	478
5.50%, 02/01/23	275	289
5.50%, 03/01/23	260	272
5.50%, 04/01/23	358	376
5.50%, 05/01/23	424	445
5.50%, 06/01/23	172	181
5.50%, 06/01/23	77	81
5.00%, 07/01/23	84	87
5.50%, 07/01/23	272	284
5.50%, 07/01/23	440	461
5.50%, 07/01/23	434	454
5.50%, 07/01/23	179	188
5.00%, 08/01/23	902	934
5.50%, 08/01/23	239	250
5.50%, 09/01/23	244	255
5.50%, 09/01/23	97	102
5.50%, 09/01/23	634	664
5.50%, 12/01/23	1,597	1,673
6.00%, 12/01/26	6,062	6,383
6.00%, 02/01/27	3,295	3,469
6.00%, 06/01/27	4,480	4,706
6.00%, 08/01/27	6,703	7,042
6.00%, 09/01/27	6,907	7,256
6.00%, 10/01/27	6,511	6,840
6.00%, 11/01/27	13,682	14,374
6.50%, 07/01/29	1	1
6.50%, 12/01/29	1	1
5.50%, 11/01/32	74	77
5.50%, 11/01/32	433	449
5.50%, 11/01/32	492	511
5.50%, 11/01/32	568	590
5.50%, 01/01/33	483	501
6.00%, 01/01/33	2,039	2,152

6.00%, 03/01/33	36	38
5.50%, 06/01/33	1,016	1,054
5.50%, 07/01/33	12	12
5.50%, 08/01/33	433	450
5.50%, 10/01/33	16	17
5.50%, 11/01/33	18	19
5.50%, 11/01/33	17	17
5.50%, 11/01/33	196	204
5.50%, 11/01/33	12	12
5.50%, 11/01/33	412	427
5.50%, 12/01/33	195	203
5.50%, 12/01/33	302	313
5.50%, 01/01/34	66	68
5.50%, 02/01/34	276	286
5.50%, 02/01/34	555	576
5.50%, 02/01/34	309	320
5.50%, 03/01/34	358	371
5.50%, 03/01/34	1,514	1,570
5.50%, 03/01/34	248	257
5.50%, 04/01/34	216	224
5.50%, 04/01/34	4,125	4,274
5.50%, 04/01/34	12	12
5.50%, 05/01/34	928	963
5.50%, 06/01/34	1,554	1,611
5.50%, 11/01/34	924	958
5.50%, 12/01/34	30	31
6.00%, 12/01/34	7	7
4.87%, 01/01/35 (i)	2,352	2,435
5.50%, 01/01/35	5,023	5,209
5.50%, 02/01/35	1,073	1,112
5.50%, 02/01/35	350	363
5.50%, 05/01/35	426	442
5.00%, 06/01/35	8,683	8,877
6.00%, 07/01/35	304	319
5.00%, 08/01/35	547	559
5.00%, 09/01/35	2,796	2,857
5.00%, 09/01/35	82	84
5.00%, 09/01/35	85	87
5.00%, 10/01/35	292	298
5.00%, 02/01/36	21,289	21,751
5.00%, 03/01/36	26,605	27,182
6.00%, 03/01/36	1,653	1,732
5.50%, 04/01/36	18	19
6.00%, 05/01/36	1,330	1,393
5.50%, 06/01/36, TBA (g)	43,500	44,900
6.00%, 06/01/36	1,302	1,364
6.00%, 07/01/36	62	65
6.50%, 07/01/36, TBA (g)	100	106
6.00%, 07/14/36, TBA (g)	341,500	356,868
6.00%, 08/01/36	98	103
6.00%, 08/01/36	589	617
6.00%, 08/01/36	54	57
6.00%, 08/01/36	1,375	1,440

6.00%, 08/01/36	501	525
6.00%, 08/01/36	495	519
6.00%, 09/01/36	584	612
6.00%, 09/01/36	1,582	1,657
6.00%, 09/01/36	4,517	4,732
6.00%, 09/01/36	1,112	1,165
6.00%, 09/01/36	348	365
6.50%, 09/01/36	36	38
5.00%, 10/01/36	919	937
5.50%, 10/01/36	856	885
6.00%, 10/01/36	952	997
6.00%, 10/01/36	13,285	13,916
5.00%, 12/01/36	174	178
5.50%, 12/01/36	50	51
5.50%, 12/01/36	2,807	2,904
6.00%, 12/01/36	725	759
5.00%, 01/01/37	685	699
5.00%, 01/01/37	242	247
5.50%, 01/01/37	653	676
5.50%, 01/01/37	2,383	2,465
5.00%, 02/01/37	800	816
5.00%, 02/01/37	20	20
5.00%, 02/01/37	273	278
5.50%, 02/01/37	190	196
5.50%, 02/01/37	4,752	4,912
5.50%, 02/01/37	13,186	13,640
6.00%, 02/01/37	950	996
6.50%, 02/01/37	187	199
6.50%, 02/01/37	178	190
5.00%, 03/01/37	655	669
5.50%, 03/01/37	711	735
5.50%, 03/01/37	750	775
6.00%, 03/01/37	336	352
5.00%, 04/01/37	92	94
5.50%, 04/01/37	2,180	2,254
6.00%, 04/01/37	438	459
5.50%, 05/01/37	609	630
5.50%, 05/01/37	51	53
6.00%, 05/01/37	111	117
5.50%, 06/01/37	32	33
6.00%, 06/01/37	2,827	2,958
6.00%, 06/01/37	798	835
5.00%, 07/01/37	364	371
5.50%, 07/01/37	1,716	1,774
5.50%, 07/01/37	646	667
5.50%, 07/01/37	3,730	3,856
6.00%, 07/01/37	39	41
6.00%, 07/01/37	2,847	2,979
6.00%, 07/01/37	255	267
5.50%, 08/01/37	905	935
5.50%, 08/01/37	6,000	6,202
6.00%, 08/01/37	237	248
6.00%, 08/01/37	639	669

6.00%, 08/01/37	281	294
6.00%, 08/01/37	962	1,006
6.00%, 08/01/37	376	393
6.00%, 08/01/37	870	910
6.00%, 08/01/37	238	250
6.00%, 08/01/37	15,112	15,816
6.00%, 08/01/37	802	840
6.00%, 08/01/37	625	654
6.00%, 08/01/37	239	250
6.00%, 09/01/37	844	883
6.00%, 09/01/37	192	201
6.00%, 09/01/37	740	774
6.00%, 09/01/37	782	819
6.00%, 09/01/37	858	898
6.00%, 09/01/37	1,923	2,012
5.50%, 10/01/37	440	455
5.50%, 10/01/37	294	304
5.50%, 10/01/37	28	29
6.00%, 10/01/37	5,657	5,920
6.00%, 10/01/37	918	960
6.00%, 10/01/37	210	220
6.00%, 10/01/37	104	109
6.00%, 10/01/37	627	656
6.00%, 10/01/37	918	961
6.00%, 10/01/37	802	839
6.00%, 10/01/37	262	274
6.50%, 10/01/37	45	48
5.50%, 11/01/37	1,129	1,167
5.50%, 11/01/37	725	750
6.00%, 11/01/37	469	491
6.00%, 11/01/37	7,501	7,850
6.00%, 11/01/37	55	58
6.00%, 11/01/37	654	684
5.50%, 12/01/37	49	51
5.50%, 12/01/37	555	574
6.00%, 12/01/37	449	470
6.00%, 12/01/37	604	632
5.50%, 01/01/38	996	1,029
5.50%, 01/01/38	1,383	1,430
5.50%, 01/01/38	221	229
5.50%, 01/01/38	941	973
6.00%, 01/01/38	230	241
6.00%, 01/01/38	7,112	7,444
6.00%, 01/01/38	902	944
5.50%, 02/01/38	863	892
5.50%, 02/01/38	882	912
5.50%, 02/01/38	903	933
5.50%, 02/01/38	1,380	1,427
5.50%, 03/01/38	865	894
5.50%, 03/01/38	452	467
6.50%, 03/01/38	98	105
5.50%, 04/01/38	163	169
5.50%, 04/01/38	180	186

6.00%, 04/01/38	998	1,044
5.50%, 05/01/38	282	291
5.50%, 05/01/38	220	228
5.50%, 05/01/38	500	517
5.50%, 05/01/38	1,310	1,354
6.00%, 05/01/38	943	987
6.00%, 05/01/38	1,771	1,853
5.50%, 06/01/38	225	233
5.50%, 06/01/38	2,607	2,695
5.50%, 06/01/38	7,040	7,278
5.50%, 06/01/38	8,659	8,951
5.50%, 06/01/38	19,651	20,313
6.00%, 06/01/38	3,136	3,282
6.00%, 06/01/38	1,002	1,048
6.00%, 06/01/38	218	228
5.50%, 07/01/38	897	928
5.50%, 07/01/38	29	30
5.50%, 07/01/38	1,604	1,662
5.50%, 07/01/38	516	534
5.50%, 07/01/38	204	211
6.00%, 07/01/38	3,055	3,197
5.50%, 08/01/38	606	627
5.50%, 08/01/38	828	856
5.50%, 08/01/38	918	949
5.50%, 08/01/38	718	743
6.00%, 08/01/38	1,514	1,584
6.00%, 08/01/38	952	997
6.00%, 08/01/38	998	1,044
6.00%, 08/01/38	144	150
6.00%, 08/01/38	6,735	7,047
6.00%, 08/01/38	7,892	8,258
5.50%, 09/01/38	1,500	1,551
5.50%, 09/01/38	7,591	7,846
5.50%, 09/01/38	2,565	2,652
5.50%, 09/01/38	2,542	2,627
6.00%, 09/01/38	2,842	2,974
6.00%, 09/01/38	832	870
6.00%, 09/01/38	4,739	4,958
6.00%, 09/01/38	872	913
6.00%, 09/01/38	729	763
6.00%, 09/01/38	17,745	18,568
5.50%, 10/01/38	4,960	5,127
5.50%, 10/01/38	704	728
6.00%, 10/01/38	610	638
6.00%, 10/01/38	8,361	8,748
6.00%, 10/01/38	779	815
6.00%, 10/01/38	558	584
5.50%, 10/14/38	29,542	30,608
5.50%, 10/14/38	8,714	9,013
5.50%, 10/14/38	6,191	6,404
5.50%, 10/14/38	48,001	49,778
5.50%, 10/14/38	5,563	5,764
5.50%, 11/01/38	6,541	6,762

5.50%, 11/01/38	24,002	24,811
5.50%, 11/01/38	20,349	21,034
5.50%, 11/01/38	128	132
5.50%, 11/01/38	13,855	14,321
6.00%, 11/01/38	760	795
6.00%, 11/01/38	788	824
6.00%, 11/01/38	845	885
5.50%, 11/13/38	22,448	23,279
5.50%, 11/13/38	3,811	3,954
5.50%, 12/01/38	6,690	6,915
5.50%, 12/01/38	199	206
5.50%, 12/01/38	2,762	2,855
6.00%, 12/01/38	833	872
5.50%, 01/01/39	4,715	4,875
5.50%, 01/01/39	22	24
5.50%, 01/01/39	4,149	4,290
6.00%, 01/01/39	807	846
5.50%, 03/01/39	977	1,011
2.74%, 09/01/40 (i)	11	11
2.54%, 06/01/43 (i)	706	703
REMIC, 5.00%, 02/25/17	209	216
REMIC, 5.00%, 04/25/33	618	643
REMIC, 4.59%, 05/25/35 (i)	220	220
REMIC, 0.37%, 07/25/37 (i)	2,277	2,020
REMIC, 6.50%, 12/25/42	84	89
REMIC, 0.86%, 03/25/44 (i)	696	656
		1,090,133
Government National Mortgage Association - 0.1%
Government National Mortgage Association
5.38%, 05/20/26 (i)	75	77
4.38%, 02/20/27 (i)	7	7
5.38%, 04/20/30 (i)	10	10
5.38%, 05/20/30 (i)	8	8
3.75%, 02/20/32 (i)	91	92
4.00%, 02/20/32 (i)	57	58
6.00%, 01/15/37	362	378
6.00%, 06/15/37	407	425
6.00%, 11/15/37	1,132	1,181
6.00%, 10/15/38	297	310
		2,546
Small Business Administration Participation Certificates - 1.6%
Small Business Administration Participation Certificates
7.45%, 08/01/10	5	5
6.29%, 01/01/21	33	35
5.13%, 09/01/23	58	61
5.52%, 06/01/24	1,244	1,309
5.29%, 12/01/27	1,066	1,114
5.16%, 02/01/28	11,788	12,286
5.49%, 03/01/28	11,266	11,828
		26,638

Total Government and Agency Obligations (cost $1,471,369)		1,488,129

SHORT TERM INVESTMENTS - 2.9%
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank
0.40%, 07/06/09	6,000	6,000
0.29%, 08/03/09	7,700	7,699
		13,699
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
0.17%, 08/17/09	15,800	15,796
0.42%, 09/21/09	2,300	2,300
0.23%, 11/23/09	4,088	4,084
		22,180
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 0.16%, 07/21/09	1,700	1,700

Mutual Funds - 0.6%
JNL Money Market Fund, 0.19% (a) (h)	9,957	9,957

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill
0.21%, 07/02/09 (o)	$ 576	576
0.11%, 07/23/09 (o)	297	297
		873

Total Short Term Investments (cost $48,409)		48,409

Total Investments - 135.3% (cost $2,297,014)		2,254,412
Total Forward Sales Commitments - (0.0%)
(proceeds $655)		(658)
Other Assets and Liabilities, Net - (35.3%) (o) (m)		(587,135)
Total Net Assets - 100%		$1,666,619

Forward Sales Commitments - 0.0%
GOVERNMENT SECURITIES - 0.0%
Treasury Inflation Index Securities - 0.0%
U.S. Treasury Inflation Indexed Note,
2.63%, 07/15/17 (r)	$ 618	$ 658

Total Forward Sales Commitments - 0.0%
(proceeds $655)		$ 658

JNL/PPM America Core Equity Fund
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 10.8%
Abercrombie & Fitch Co. - Class A (e)	10	$ 251
CBS Corp. - Class B (e)	3	23
Comcast Corp. - Class A	44	640
Fortune Brands Inc.	10	361
Home Depot Inc.	21	503
Macy’s Inc.	41	487
Newell Rubbermaid Inc.	34	350
Royal Caribbean Cruises Ltd. (e)	18	237
Time Warner Cable Inc.	2	54

Time Warner Inc.	6	147
VF Corp.	7	404
Viacom Inc. - Class B (c)	27	615
Walt Disney Co. (e)	9	212
		4,284
CONSUMER STAPLES - 11.8%
Altria Group Inc.	38	623
Archer-Daniels-Midland Co.	22	592
Coca-Cola Co.	10	480
Colgate-Palmolive Co.	3	177
CVS Caremark Corp.	7	223
Kimberly-Clark Corp.	2	105
Kraft Foods Inc. - Class A	7	185
PepsiCo Inc.	8	429
Philip Morris International Inc.	10	445
Procter & Gamble Co.	15	751
Walgreen Co.	5	141
Wal-Mart Stores Inc.	10	504
		4,655
ENERGY - 12.1%
Anadarko Petroleum Corp.	2	100
Apache Corp.	8	541
Chevron Corp.	14	947
ConocoPhillips	12	501
Exxon Mobil Corp.	24	1,678
Newfield Exploration Co. (c)	12	405
Occidental Petroleum Corp.	9	599
Valero Energy Corp.	3	42
		4,813
FINANCIALS - 15.6%
Allstate Corp.	19	454
American Express Co.	6	132
Bank of America Corp.	56	733
Citigroup Inc. (e)	25	75
Goldman Sachs Group Inc.	4	649
Hartford Financial Services Group Inc. (e)	45	537
JPMorgan Chase & Co.	28	941
Lincoln National Corp.	31	530
Morgan Stanley (e)	21	596
Travelers Cos. Inc.	15	603
U.S. Bancorp (e)	9	152
Wells Fargo & Co.	31	754
		6,156
HEALTH CARE - 14.0%
Abbott Laboratories	8	362
Amgen Inc. (c)	5	265
Baxter International Inc.	3	164
Bristol-Myers Squibb Co.	10	199
Cardinal Health Inc.	2	52
CIGNA Corp.	25	597
Eli Lilly & Co.	5	170
IMS Health Inc.	18	234
Johnson & Johnson	18	994

Medtronic Inc.	5	192
Merck & Co. Inc. (e)	25	685
Pfizer Inc.	56	838
Schering-Plough Corp.	8	206
UnitedHealth Group Inc.	6	150
WellPoint Inc. (c)	3	127
Wyeth	7	295
		5,530
INDUSTRIALS - 10.9%
3M Co.	3	204
Boeing Co. (e)	4	153
Burlington Northern Santa Fe Corp. (e)	1	103
Caterpillar Inc. (e)	17	555
Emerson Electric Co.	4	123
FedEx Corp.	2	83
General Electric Co.	52	607
Goodrich Corp. (e)	12	620
Honeywell International Inc.	4	110
Masco Corp.	26	245
Spirit Aerosystems Holdings Inc. (c)	22	297
Terex Corp. (c) (e)	16	189
Textron Inc.	54	518
United Parcel Service Inc. - Class B	5	245
United Technologies Corp.	5	249
		4,301
INFORMATION TECHNOLOGY - 16.1%
Applied Materials Inc.	7	75
Automatic Data Processing Inc.	3	89
Avnet Inc. (c)	11	223
Cisco Systems Inc. (c)	29	544
Computer Sciences Corp. (c)	10	434
Corning Inc.	8	122
Dell Inc. (c)	8	115
Hewlett-Packard Co.	20	785
Ingram Micro Inc. - Class A (c)	15	256
Intel Corp.	42	693
International Business Machines Corp. (e)	10	992
Microsoft Corp.	47	1,120
Oracle Corp.	19	413
QUALCOMM Inc.	7	321
Texas Instruments Inc.	6	134
Western Union Co.	3	56
		6,372
MATERIALS - 4.7%
Alcoa Inc.	5	53
Allegheny Technologies Inc. (e)	10	349
Dow Chemical Co.	15	247
EI Du Pont de Nemours & Co.	10	243
Nucor Corp.	13	582
PPG Industries Inc. (e)	9	373
		1,847
TELECOMMUNICATION SERVICES - 4.1%
AT&T Inc.	38	951

Verizon Communications Inc.	22	661
		1,612
UTILITIES - 0.2%
Dominion Resources Inc.	3	95

Total Common Stocks (cost $43,260)		39,665

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.19% (a) (h)	133	133
Securities Lending Collateral - 8.6%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	60	60
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	3,432	3,358
Mellon GSL Reinvestment Trust II (d) (f) (u)	141	-
		3,418

Total Short Term Investments (cost $3,766)		3,551

Total Investments - 109.2% (cost $47,026)		43,216
Other Assets and Liabilities, Net - (9.2%)		(3,655)
Total Net Assets - 100%		$ 39,561

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (u)	429	$ 4

ENERGY - 0.3%
Chesapeake Energy Corp.	14	284
Inergy LP	30	765
		1,049
INDUSTRIALS - 0.0%
Terex Corp. (c)	1	6

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (u)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (e) (f) (s) (u)	3	6

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (t) (u)	1	15

Total Common Stocks (cost $1,504)		1,080

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, Series B, 08/31/13 (f)	-	-

FINANCIALS - 0.4%
Federal Home Loan Mortgage Corp., 8.38%, Series Z
(callable at 25 on 12/31/12) (p)	50	61

Federal National Mortgage Association, 8.25%, Series T
(callable at 25 on 05/20/13) (p)	40	51
Federal National Mortgage Association, 8.25%, Series S
(callable at 25 beginning 12/31/10) (p)	19	25
GMAC LLC, 7.00%
(callable at 1,000 beginning 12/31/11) (p) (t) (v)	1	436
HSBC Holdings Plc, 8.13%
(callable at 25 on 04/15/13) (e) (p)	23	547
Wells Fargo Capital XII, 7.88%, 03/15/68 (e)	18	431
		1,551

Total Preferred Stocks (cost $4,205)		1,551

INVESTMENT FUNDS - 1.2%
Eaton Vance Senior Floating-Rate Trust (e)	150	1,576
Pimco Floating Rate Strategy Fund	200	1,498
Van Kampen Senior Income Trust	400	1,281

Total Investment Funds (cost $3,812)		4,355

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 2.6%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$ 1,643	1,487
Banc of America Commercial Mortgage Inc.
REMIC, 5.68%, 07/10/46	1,055	582
Bear Stearns Commercial Mortgage Securities
REMIC, 5.76%, 09/11/38 (i)	1,000	429
REMIC, 5.58%, 09/11/41 (i)	1,085	632
Citigroup Commercial Mortgage Trust
REMIC, 5.70%, 06/10/17 (i)	1,000	538
REMIC, 5.73%, 03/15/49 (i)	2,000	1,033
Citigroup/Deutsche Bank Commercial Mortgage Trust
REMIC, 5.69%, 10/15/48	1,000	374
Credit Suisse Mortgage Capital Certificates
REMIC, 5.73%, 02/15/39 (i)	550	220
REMIC, 5.73%, 02/15/39 (i)	1,085	681
REMIC, 5.91%, 06/15/39 (i)	1,000	411
REMIC, 5.34%, 12/15/39	112	53
REMIC, 6.32%, 09/15/40 (i)	2,000	581
CW Capital Cobalt Ltd. REMIC, 6.02%, 07/15/17 (i)	1,000	308
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.94%, 09/11/38 (i)	700	407
REMIC, 5.92%, 06/11/50 (i)	359	198
Midwest Generation LLC, 8.56%, 01/02/16	693	679
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	1,000	762
United Air Lines Inc. Pass-Through Trust,
6.20%, 12/31/49	21	22

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $10,791)		9,397

CORPORATE BONDS AND NOTES - 88.5%

CONSUMER DISCRETIONARY - 23.8%
AMC Entertainment Inc., 8.75%, 06/01/19 (t) (v)	1,939	1,823
Ameristar Casinos Inc., 9.25%, 06/01/14 (t) (v)	1,231	1,256
Beazer Homes USA Inc.
6.50%, 11/15/13	538	266
6.88%, 07/15/15	3,000	1,410
Caesars Entertainment Inc., 8.13%, 05/15/11	1,000	830
CCH I LLC, 11.00%, 10/01/15 (d)	2,500	300
Centex Corp., 5.13%, 10/01/13	2,675	2,408
Charter Communications Holdings II LLC,
10.25%, 09/15/10	2,000	2,110
Charter Communications Operating LLC,
8.00%, 04/30/12 (k) (t) (v)	2,444	2,352
Clear Channel Communications Inc., 6.25%, 03/15/11 (e)	1,000	425
CSC Holdings Inc.
7.63%, 04/01/11	3,330	3,297
8.50%, 04/15/14 (t) (u)	535	530
7.63%, 07/15/18	175	162
8.63%, 02/15/19 (t) (v)	325	316
DirecTV Holdings LLC, 6.38%, 06/15/15	2,140	1,980
DISH DBS Corp., 6.63%, 10/01/14	1,000	922
Dollar General Corp., 11.88%, 07/15/17 (e)	2,000	2,160
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	1,000	1,010
Harrah’s Operating Co. Inc.
5.38%, 12/15/13 (e)	4,500	2,092
10.75%, 02/01/16 (e)	1,000	485
Harrah’s Operating Escrow LLC, 11.25%, 06/01/17 (t) (v)	1,291	1,220
Hertz Corp., 10.50%, 01/01/16	1,500	1,335
Interpublic Group Cos. Inc., 10.00%, 07/15/17 (t) (v)	3,793	3,821
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	740
Jarden Corp.
8.00%, 05/01/16	1,000	955
7.50%, 05/01/17 (e)	1,000	875
Kabel Deutschland GmbH, 10.63%, 07/01/14 (e)	1,700	1,753
KB Home, 5.75%, 02/01/14	1,650	1,444
Lamar Media Corp., 9.75%, 04/01/14 (t) (v)	444	459
Lear Corp., 5.75%, 08/01/14 (d)	2,900	740
Lennar Corp., 12.25%, 06/01/17 (e) (t) (v)	2,000	2,100
Levi Strauss & Co., 8.88%, 04/01/16 (e)	2,000	1,935
Macy’s Retail Holdings Inc.	1,000	667
Macy’’s Retail Holdings Inc.
6.63%, 04/01/11	500	483
5.88%, 01/15/13	1,000	876
5.90%, 12/01/16 (e)	1,000	815
6.65%, 07/15/24	500	331
6.90%, 01/15/32	1,000	656
Mediacom Broadband LLC, 8.50%, 10/15/15 (e)	1,000	900
Mediacom LLC / Mediacom Capital Corp.,
9.50%, 01/15/13 (e)	1,000	952
Meritage Homes Corp., 6.25%, 03/15/15	4,000	3,140
MGM Mirage Inc.
6.75%, 04/01/13 (e)	2,600	1,736
7.63%, 01/15/17 (e)	925	599

11.13%, 11/15/17 (e) (t) (u)	810	859
Mohawk Industries Inc., 6.13%, 01/15/16 (l)	2,000	1,777
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	3,205	1,875
Newsday Secured, Term Loan, 12/31/49 (i) (s) (u)	808	812
Pulte Homes Inc.
6.38%, 05/15/13	1,151	760
5.25%, 01/15/14	349	304
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	3,500	2,765
Sally Holdings LLC, 10.50%, 11/15/16 (e)	1,500	1,485
Scientific Games International Inc., 9.25%, 06/15/19 (t) (v)	667	667
Shingle Springs Tribal Gaming Authority,
9.38%, 06/15/15 (t) (v)	2,000	1,200
Standard Pacific Corp., 7.00%, 08/15/15 (e)	4,000	2,860
Starwood Hotels & Resorts Worldwide Inc.,
7.88%, 10/15/14	957	900
Station Casinos Inc.
6.00%, 04/01/12 (d)	90	31
6.50%, 02/01/14 (d) (s) (u)	1,000	20
6.88%, 03/01/16 (d) (s) (u)	2,175	54
7.75%, 08/15/16 (d) (s) (u)	690	238
6.63%, 03/15/18 (d)	50	1
Sun Media Corp., 7.63%, 02/15/13	967	636
Ticketmaster Entertainment Inc.,
10.75%, 08/01/16 (t) (v)	1,125	1,001
Toys R US Inc., 7.38%, 10/15/18	3,000	2,145
TRW Automotive Inc., 7.00%, 03/15/14 (e) (t) (v)	1,500	1,080
Univision Communications Inc., 9.75%, 03/15/15 (t) (v)	2,000	1,165
UPC Holding BV, 9.88%, 04/15/18 (t) (v)	573	545
Valassis Communications Inc., 8.25%, 03/01/15 (e)	1,500	1,082
Videotron Ltee
6.38%, 12/15/15	1,000	896
9.13%, 04/15/18	175	178
Virgin Media Finance Plc, 9.13%, 08/15/16	1,000	962
Virgin Media Inc., 6.50%, 11/15/16 (t) (v)	1,000	775
Visteon Corp., 7.00%, 03/10/14 (d)	875	26
Wendy’s/Arby’s Group Inc., 10.00%, 07/15/16 (t) (v)	2,896	2,769
WMG Acquisition Corp., 9.50%, 06/15/16 (t) (v)	322	320
Wynn Las Vegas LLC, 6.63%, 12/01/14 (e)	2,000	1,760
XM Satellite Radio Holdings Inc.,
13.00%, 08/01/13 (e) (t) (v)	1,000	814
		87,428
CONSUMER STAPLES - 3.5%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,182
ARAMARK Corp.
4.53%, 02/01/15 (i)	220	179
8.50%, 02/01/15 (e)	1,900	1,843
Constellation Brands Inc., 7.25%, 05/15/17	1,000	925
Crown Cork & Seal Co. Inc., 8.00%, 04/15/23	1,000	860
Dole Food Co. Inc., 8.88%, 03/15/11 (e)	1,500	1,462
New Albertson’s Inc.
7.75%, 06/15/26	1,000	852
7.45%, 08/01/29	1,000	820
8.00%, 05/01/31	1,000	858

Pinnacle Foods Finance LLC, 9.25%, 04/01/15	1,000	905
Smithfields Foods Inc., 10.00%, 07/15/2014 (t) (v)	653	645
SUPERVALU Inc., 8.00%, 05/01/16	510	495
Tyson Foods Inc., 10.50%, 03/01/14 (t) (v)	929	1,008
Yankee Acquisition Corp., 8.50%, 02/15/15	1,000	842
		12,876
ENERGY - 10.9%
Bill Barrett Corp., 9.88%, 07/15/16 (f)	500	476
Chesapeake Energy Corp.
7.00%, 08/15/14 (e)	800	740
9.50%, 02/15/15	469	473
6.63%, 01/15/16	50	44
6.88%, 01/15/16	169	149
7.25%, 12/15/18	1,000	870
6.25%, 01/15/18	1,435	1,191
Cie Generale de Geophysique-Veritas,
9.50%, 05/15/16 (t) (v)	1,500	1,496
Complete Production Services Inc., 8.00%, 15/15/16	2,275	1,945
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,285
El Paso Corp.
7.88%, 06/15/12 (e)	1,000	981
8.25%, 02/15/16	320	311
7.80%, 08/01/31	3,460	2,822
7.75%, 01/15/32	1,430	1,164
Enterprise Products Operating LLC
8.38%, 08/01/16 (i)	860	692
7.03%, 01/15/68 (i)	1,000	738
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)	388	381
Inergy LP/Inergy Finance Corp., 8.75%, 03/01/15 (t) (v)	336	328
Knight Inc., 6.50%, 09/01/12 (e)	2,038	1,992
Linn Energy LLC, 9.88%, 07/01/18 (t) (v)	1,000	885
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp., 8.75%, 04/15/18	1,517	1,312
MarkWest Energy Partners LP, 6.88%, 11/01/14 (t) (v)	207	171
Peabody Energy Corp., 6.88%, 03/15/13 (e)	1,000	990
PetroHawk Energy Corp.
9.13%, 07/15/13	1,040	1,035
10.50%, 08/01/14 (t) (v)	198	202
7.88%, 06/01/15	1,000	925
Pride International Inc., 7.38%, 07/15/14	2,000	1,985
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,012
7.13%, 04/01/16	728	568
Range Resources Corp.
7.50%, 05/15/16	1,000	960
7.25%, 05/01/18	294	275
Stone Energy Corp., 8.25%, 12/15/11 (e)	1,250	1,025
Targa Resources Inc., 8.25%, 07/01/16	1,000	848
Tesoro Corp.
6.50%, 06/01/17	2,000	1,710
9.75%, 06/01/19	378	373
Texas Competitive Electric Holdings Co. LLC,
Term Loan B, 3.82%, 06/30/11 (i) (s) (u)	3,980	2,849

Valero Energy Corp., 9.38%, 03/15/19	1,767	2,013
Whiting Petroleum Corp.
7.25%, 05/01/12	825	790
7.00%, 02/01/14 (e)	625	580
Williams Cos. Inc., 8.75%, 01/15/20 (t) (v)	399	416
		40,002
FINANCIALS - 11.6%
American General Finance Corp., 6.90%, 12/15/17	5,000	2,707
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	2,601
Bank of America Corp., 8.00%
(callable at 100 on 01/30/18) (e) (p)	1,500	1,253
CIT Group Inc.
5.60%, 04/27/11 (e)	4,000	2,999
12.00%, 12/18/18 (t) (v)	2,000	940
6.00%, 04/01/36	1,000	461
5.80%, 10/01/36	2,000	1,075
Citigroup Inc.
5.50%, 02/15/17	1,000	815
8.50%, 05/22/19	802	816
Ford Motor Credit Co. LLC
7.88%, 06/15/10	800	760
5.88%, 06/15/11 (i)	1,070	928
9.88%, 08/10/11	1,045	967
7.25%, 10/25/11	4,000	3,460
3.26%, 01/13/12 (i)	358	277
Fresenius US Finance II Inc., 9.00%, 07/15/15 (t) (v)	225	235
GMAC LLC
6.88%, 08/28/12 (t) (v)	4,061	3,391
6.75%, 12/01/14 (t) (v)	614	482
8.00%, 11/01/31 (t) (v)	3,000	2,100
Hanson Australia Funding Ltd., 5.25%, 03/15/13	1,051	826
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/15	1,000	515
9.75%, 04/01/17	2,000	840
Host Hotels & Resorts LP, 7.13%, 11/01/13 (e)	2,075	1,950
J.C. Penney Co. Inc., 6.88%, 10/15/15	1,000	938
JPMorgan Chase & Co., 7.90%
(callable at 100 beginning 04/30/18) (i) (p)	2,983	2,610
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (t) (v)	1,300	728
Nielsen Finance LLC
11.63%, 02/01/14 (t) (v)	741	735
10.00%, 08/01/14	1,500	1,419
11.50%, 05/01/16
(callable at 106 beginning 05/01/13) (t) (v)	444	432
Pinnacle Foods Finance LLC, 10.63%, 04/01/17 (e)	1,000	845
PNC Preferred Funding Trust I,
8.70%, 03/29/49 (p) (t) (v)	500	410
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	444
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (t) (v)	1,000	824
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	1
Wells Fargo & Co., 7.98%,
(callable at 100 beginning 03/15/18) (p)	1,000	830
Wells Fargo Capital XIII, 7.70%

(callable at 100 beginning 03/26/13) (i) (p)	2,000	1,660
Xstrata Plc, 5.80%, 11/15/16 (t) (v)	313	280
		42,554
HEALTH CARE - 6.6%
Biomet Inc., 10.38%, 10/15/17	1,000	968
Community Health Systems Inc., 8.88%, 07/15/15	4,733	4,638
HCA Inc.
6.25%, 02/15/13	3,700	3,238
5.75%, 03/15/14	5,095	4,076
6.50%, 02/15/16	1,000	808
HealthSouth Corp., 10.75%, 06/15/16 (e)	4,000	4,020
IASIS Healthcare LLC / IASIS Capital Corp.,
8.75%, 06/15/14	2,300	2,254
Tenet Healthcare Corp.
7.38%, 02/01/13	1,500	1,350
9.25%, 02/01/15 (e) (k)	1,000	915
8.88%, 07/01/19 (e) (t) (u)	1,000	1,005
US Oncology Inc., 9.13%, 08/15/17 (t) (v)	828	822
		24,094
INDUSTRIALS - 5.7%
Allied Waste North America Inc.
6.13%, 02/15/14	2,000	2,020
6.88%, 06/01/17	1,000	990
American Airlines Pass Through Trust, 10.38%, 07/02/19	2,390	2,408
BE Aerospace Inc., 8.50%, 07/01/18	1,500	1,414
Belden Inc., 9.25%, 06/15/19 (e) (t) (v)	494	479
Bombardier Inc.
6.75%, 05/01/12 (t) (v)	1,000	940
6.30%, 05/01/14 (t) (v)	1,000	875
GrafTech Finance Inc., 10.25%, 02/15/12	24	23
Graham Packaging Co. Inc., 8.50%, 10/15/12	1,000	965
L-3 Communications Corp., 6.38%, 10/15/15	1,000	908
Masco Corp., 6.13%, 10/03/16	2,000	1,679
Nalco Co., 8.88%, 11/15/13 (e)	1,732	1,767
Owens Corning, 9.00%, 06/15/19	1,383	1,341
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (t) (u)	100	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (t) (u)	125	-
Stone Container Finance Co., 7.38%, 07/15/14 (d)	1,375	629
Tennessee Gas Pipeline Co., 8.00%, 02/01/16	300	314
Terex Corp., 10.88%, 06/01/16	2,000	2,000
United Rentals Inc., 6.50%, 02/15/12 (e)	1,950	1,892
Waste Management Inc., 7.38%, 03/11/19	195	209
		20,853
INFORMATION TECHNOLOGY - 2.5%
First Data Corp., 9.88%, 09/24/15 (e)	1,700	1,207
Freescale Semiconductor Inc.
8.88%, 12/15/14 (e)	980	495
10.13%, 12/15/16	2,800	952
Hanson Ltd., 6.13%, 08/15/16	231	173
Sanmina-SCI Corp., 8.13%, 03/01/16	683	498
Sungard Data Systems Inc.
9.13%, 08/15/13	400	378
10.63%, 05/15/15 (e) (t) (v)	155	152

10.25%, 08/15/15	2,515	2,323
Telesat Canada, 12.50%, 11/01/17 (t) (v)	500	492
Unisys Corp., 8.00%, 10/15/12	1,000	600
Virgin Media Finance Plc, 9.50%, 08/15/16	1,000	985
West Corp., 9.50%, 10/15/14	1,000	875
		9,130
MATERIALS - 8.4%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,257
Anglo American Capital Plc, 9.38%, 04/08/19 (t) (v)	1,139	1,230
Bunge Ltd. Finance Co., 8.50%, 06/15/19	1,330	1,391
CRH America Inc., 8.13%, 07/15/18 (l)	1,980	1,906
Crown Americas LLC, 7.63%, 05/15/17 (t) (v)	500	482
Domtar Corp.
7.13%, 08/15/15 (e)	1,000	835
10.75%, 06/01/17 (e)	1,105	1,061
Dow Chemical Co., 8.55%, 05/15/19	3,000	3,005
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	4,020	4,050
Georgia-Pacific LLC
8.13%, 05/15/11	650	650
8.25%, 05/01/16 (t) (v)	294	285
Georgia-Pacific LLC Term Loan B,
2.65%, 06/30/11 (i) (s) (u)	2,314	2,188
Huntsman International LLC
7.38%, (callable at 103.69 beginning 01/01/10) (k) (p)	1,000	785
7.88%, 11/15/14 (e)	500	396
Ineos Group Holdings Plc, 8.50%, 02/15/16 (t) (v)	3,500	1,085
Owens-Brockway Glass Container Inc.,
7.38%, 05/15/16 (t) (v)	511	496
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14 (l)	1,081	1,201
7.13%, 07/15/28	1,000	954
Sappi Papier Holding AG, 6.75%, 06/15/12 (t) (v)	908	608
Smurfit-Stone Container Enterprises Inc.,
8.00%, 03/15/17 (d)	1,825	675
Steel Dynamics Inc., 6.75%, 04/01/15	1,000	890
Teck Resources Ltd., 10.75%, 05/15/19 (t) (v)	3,191	3,430
Verso Paper Holdings LLC, 11.50%, 07/01/14 (t) (v)	2,000	1,830
		30,690
TELECOMMUNICATION SERVICES - 9.6%
CC Holdings GS V LLC, 7.75%, 05/01/17 (t) (v)	739	721
Cincinnati Bell Inc., 8.38%, 01/15/14 (e)	3,385	3,131
Cricket Communications Inc., 9.38%, 11/01/14	1,000	985
Crown Castle International Corp., 9.00%, 01/15/15 (e)	633	644
Frontier Communications Corp.
6.25%, 01/15/13	750	690
8.25%, 05/01/14	698	660
7.13%, 03/15/19	620	529
7.88%, 01/15/27	590	472
9.00%, 08/15/31	1,281	1,057
Intelsat Bermuda Ltd., 11.25%, 02/04/17 (k) (t) (v)	3,500	3,071
Intelsat Corp., 9.25%, 08/15/14 (t) (v)	1,000	968
Intelsat Ltd., 7.63%, 04/15/12	2,000	1,780
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15	3,449	3,328

Nextel Communications Inc.
6.88%, 10/31/13	371	307
5.95%, 03/15/14	2,629	2,070
Nordic Telephone Co. Holdings ApS,
8.88%, 05/01/16 (t) (v)	945	912
Qwest Communications International Inc.
7.50%, 02/15/14 (k)	145	132
7.50%, 02/15/14	3,325	3,034
Sprint Capital Corp., 6.88%, 11/15/28	4,665	3,312
Sprint Nextel Corp., 6.00%, 12/01/16	3,654	2,987
Telesat Canada/Telesat LLC, 11.00%, 11/01/15 (t) (v)	2,000	2,050
Windstream Corp.
8.13%, 08/01/13	700	677
8.63%, 08/01/16	1,925	1,843
		35,360
UTILITIES - 5.9%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	143
AES Corp.
9.75%, 04/15/16 (t) (v)	1,355	1,372
8.00%, 10/15/17 (e)	2,000	1,860
CMS Energy Corp., 6.55%, 07/17/17	2,500	2,251
Dynegy Holdings Inc.
8.38%, 05/01/16 (e)	1,000	848
7.75%, 06/01/19	3,500	2,726
7.63%, 10/15/26	125	78
Edison Mission Energy
7.50%, 06/15/13	170	152
7.75%, 06/15/16	940	766
7.00%, 05/15/17 (e)	1,900	1,458
Energy Future Holdings Corp.
10.88%, 11/01/17 (e) (k)	3,500	2,555
11.25%, 11/01/17	1,000	610
Ipalco Enterprises Inc., 7.25%, 04/01/16 (t) (v)	800	764
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,709
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	469
NRG Energy Inc., 7.38%, 02/01/16	3,000	2,839
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,000	895
Southern Natural Gas Co., 8.00%, 03/01/32	62	65
		21,560

Total Corporate Bonds and Notes (cost $351,983)		324,547

SHORT TERM INVESTMENTS - 17.5%
Mutual Funds - 7.6%
JNL Money Market Fund, 0.19% (a) (h)	27,842	27,842
Securities Lending Collateral - 9.9%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	17,260	17,260
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	19,351	18,932
Mellon GSL Reinvestment Trust II (d) (f) (u)	746	-
		36,192

Total Short Term Investments (cost $65,198)		64,034

Total Investments - 110.5% (cost $437,493)		404,964
Other Assets and Liabilities, Net - (10.5%)		(38,374)
Total Net Assets - 100%		$ 366,590

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 16.7%
Abercrombie & Fitch Co. - Class A	6	$ 142
BorgWarner Inc.	5	181
Fortune Brands Inc.	6	198
Liz Claiborne Inc.	17	50
Macy’s Inc.	18	211
Newell Rubbermaid Inc.	13	132
Royal Caribbean Cruises Ltd.	16	215
VF Corp.	3	188
Viacom Inc. - Class B (c)	4	93
		1,410
CONSUMER STAPLES - 4.7%
Corn Products International Inc.	8	217
NBTY Inc. (c)	6	177
		394
ENERGY - 6.1%
Apache Corp.	1	72
Comstock Resources Inc. (c)	5	159
Hercules Offshore Inc. (c)	16	65
Newfield Exploration Co. (c)	7	219
		515
FINANCIALS - 12.4%
American Financial Group Inc.	10	205
Astoria Financial Corp.	27	230
Hartford Financial Services Group Inc.	13	159
Lincoln National Corp.	14	236
Reinsurance Group of America Inc.	6	213
		1,043
HEALTH CARE - 7.7%
CIGNA Corp.	9	214
IMS Health Inc.	14	175
Owens & Minor Inc.	2	96
Res-Care Inc. (c)	11	163
		648
INDUSTRIALS - 28.5%
Belden Inc.	5	90
Con-Way Inc.	6	198
Esterline Technologies Corp. (c)	7	176
GATX Corp.	7	180
Goodrich Corp.	4	210
Kennametal Inc.	11	219
Lincoln Electric Holdings Inc.	6	202
Masco Corp.	16	152
SkyWest Inc.	7	73
Spirit Aerosystems Holdings Inc. (c)	15	210
Steelcase Inc.	34	200
Terex Corp. (c)	8	92
Textron Inc.	20	193
Watson Wyatt Worldwide Inc.	5	203
		2,398
INFORMATION TECHNOLOGY - 8.6%
Avnet Inc. (c)	10	212
Computer Sciences Corp. (c)	5	217

Ingram Micro Inc. - Class A (c)	13	219
Omnivision Technologies Inc. (c)	8	78
		726
MATERIALS - 11.2%
Allegheny Technologies Inc.	5	168
Nucor Corp.	2	84
Olin Corp.	13	152
PPG Industries Inc.	4	176
Reliance Steel & Aluminum Co.	5	207
Steel Dynamics Inc.	11	161
		948
UTILITIES - 4.6%
Pinnacle West Capital Corp.	7	211
Westar Energy Inc.	9	175
		386

Total Common Stocks (cost $7,710)		8,468

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	17	-

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $17)		-
SHORT TERM INVESTMENTS - 0.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.19% (a) (h)	52	52
Total Short Term Investments (cost $52)		52

Total Investments - 101.1% (cost $7,779)		8,520
Other Assets and Liabilities, Net - (1.1%)		(90)
Total Net Assets - 100%		$ 8,430

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 22.7%
Abercrombie & Fitch Co. - Class A	4	$ 99
Bob Evans Farms Inc.	9	244
BorgWarner Inc.	6	212
Columbia Sportswear Co.	7	201
Jakks Pacific Inc. (c)	19	239
K-Swiss Inc. - Class A	24	201
Liz Claiborne Inc.	34	99
Macy’s Inc.	9	101
RC2 Corp. (c)	16	205
Royal Caribbean Cruises Ltd.	8	111
Skechers U.S.A. Inc. - Class A (c)	26	258
Superior Industries International Inc.	17	244
		2,214
CONSUMER STAPLES - 6.4%
Corn Products International Inc.	9	241
Del Monte Foods Co.	15	138
NBTY Inc. (c)	9	245

		624
ENERGY - 4.9%
Comstock Resources Inc. (c)	8	248
Hercules Offshore Inc. (c)	33	131
Newfield Exploration Co. (c)	3	98
		477
FINANCIALS - 15.1%
American Financial Group Inc.	12	248
Associated Banc-Corp	20	246
Astoria Financial Corp.	30	257
Delphi Financial Group Inc.	13	245
Reinsurance Group of America Inc.	7	244
SeaBright Insurance Holdings Inc. (c)	23	234
		1,474
HEALTH CARE - 4.7%
IMS Health Inc.	6	75
Owens & Minor Inc.	3	149
Res-Care Inc. (c)	17	240
		464
INDUSTRIALS - 28.5%
Belden Inc.	11	184
Con-Way Inc.	7	247
Esterline Technologies Corp. (c)	9	246
GATX Corp.	10	252
GenCorp Inc. (c)	46	88
Kennametal Inc.	13	257
Lincoln Electric Holdings Inc.	7	245
Masco Corp.	11	101
SkyWest Inc.	24	249
Spirit Aerosystems Holdings Inc. (c)	18	242
Steelcase Inc.	41	239
Terex Corp. (c)	15	186
Watson Wyatt Worldwide Inc.	7	244
		2,780
INFORMATION TECHNOLOGY - 7.2%
Avnet Inc. (c)	7	151
Benchmark Electronics Inc. (c)	12	171
Ingram Micro Inc. - Class A (c)	8	147
Omnivision Technologies Inc. (c)	22	231
		700
MATERIALS - 6.7%
Olin Corp.	21	244
Reliance Steel & Aluminum Co.	5	200
Steel Dynamics Inc.	14	206
		650
UTILITIES - 4.0%
Pinnacle West Capital Corp.	5	150
Westar Energy Inc.	13	244
		394

Total Common Stocks (cost $8,755)		9,777

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED

SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	3	-

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $3)		-

Total Investments - 100.2% (cost $8,758)		9,777
Other Assets and Liabilities, Net - (0.2%)		(15)
Total Net Assets - 100%		$ 9,762

JNL/PPM America Value Equity Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 15.6%
Abercrombie & Fitch Co. - Class A (e)	24	$ 609
Comcast Corp. - Class A	122	1,761
Fortune Brands Inc.	30	1,035
Home Depot Inc. (e)	56	1,321
Macy’s Inc.	111	1,303
Newell Rubbermaid Inc.	89	926
Royal Caribbean Cruises Ltd. (e)	46	623
VF Corp.	22	1,201
Viacom Inc. - Class B (c)	75	1,693
		10,472
CONSUMER STAPLES - 5.0%
Altria Group Inc.	105	1,719
Archer-Daniels-Midland Co.	62	1,657
		3,376
ENERGY - 10.9%
Apache Corp.	21	1,522
Chevron Corp.	26	1,689
ConocoPhillips	31	1,316
Newfield Exploration Co. (c)	34	1,124
Occidental Petroleum Corp.	26	1,685
		7,336
FINANCIALS - 21.5%
Allstate Corp.	51	1,235
Bank of America Corp.	120	1,589
Goldman Sachs Group Inc. (e)	12	1,755
Hartford Financial Services Group Inc.	130	1,545
JPMorgan Chase & Co. (e)	49	1,665
Lincoln National Corp.	96	1,645
Morgan Stanley (e)	60	1,696
Travelers Cos. Inc.	41	1,666
Wells Fargo & Co.	70	1,686
		14,482
HEALTH CARE - 11.5%
CIGNA Corp.	69	1,650
IMS Health Inc.	51	645
Johnson & Johnson	31	1,772
Merck & Co. Inc. (e)	67	1,882
Pfizer Inc.	120	1,803
		7,752
INDUSTRIALS - 10.2%

Caterpillar Inc. (e)	49	1,632
Goodrich Corp.	33	1,669
Masco Corp.	73	699
Spirit Aerosystems Holdings Inc. (c)	60	820
Terex Corp. (c) (e)	48	582
Textron Inc.	152	1,471
		6,873
INFORMATION TECHNOLOGY - 13.1%
Avnet Inc. (c)	32	677
Computer Sciences Corp. (c)	27	1,192
Hewlett-Packard Co.	48	1,840
Ingram Micro Inc. - Class A (c)	41	710
Intel Corp.	61	1,005
International Business Machines Corp.	16	1,650
Microsoft Corp.	74	1,766
		8,840
MATERIALS - 7.4%
Allegheny Technologies Inc. (e)	30	1,041
Dow Chemical Co. (e)	41	655
EI Du Pont de Nemours & Co.	26	669
Nucor Corp. (e)	37	1,644
PPG Industries Inc.	23	988
		4,997
TELECOMMUNICATION SERVICES - 5.2%
AT&T Inc.	71	1,756
Verizon Communications Inc.	57	1,754
		3,510

Total Common Stocks (cost $69,295)		67,638

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (h)	487	487
Securities Lending Collateral - 7.3%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	1,373	1,373
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	3,589	3,510
Mellon GSL Reinvestment Trust II (d) (f) (u)	323	-
		4,883

Total Short Term Investments (cost $5,772)		5,370

Total Investments - 108.4% (cost $75,067)		73,008
Other Assets and Liabilities, Net - (8.4%)		(5,679)
Total Net Assets - 100%		$ 67,329

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 95.7%
DIVERSIFIED - 9.9%
Diversified Operations - 1.9%
Wendel Investissement	43	1,391

Holding Companies - Diversified - 8.0%

HAL Trust NV	26	2,064
Leucadia National Corp. (c)	136	2,868
Ackermans & van Haaren NV	13	876
		5,808
FINANCIALS - 83.4%
Closed - End Funds - 25.0%
3i Group Plc	656	2,611
AP Alternative Assets LP	423	1,035
Candover Investments Plc	117	662
Conversus Capital LP	402	3,941
Continental Venture Capital Ltd.	2,047	866
Electra Private Equity Plc	134	2,069
Graphite Enterprise Trust Plc	394	1,807
HgCapital Trust Plc	228	2,951
Partners Group Global Opportunities Ltd. (c)	292	874
Private Equity Investor Plc	361	692
SVG Capital Plc	401	719
		18,227
Diversified Financial Services - 13.7%
Brait SA	841	1,712
GP Investments Ltd. (c)	658	2,611
Intermediate Capital Group Plc	170	1,349
KTB Securities Co. Ltd. (c)	337	1,134
Onex Corp.	183	3,147
		9,953
Investment Companies - 28.3%
Capital Southwest Corp.	16	1,188
CapMan Oyj - Class B (c)	562	788
China Merchants China Direct Investments Ltd. (c)	1,276	2,321
DeA Capital SpA (c)	705	1,423
Eurazeo	48	2,008
KKR Private Equity Investors LLP (c)	873	5,241
Macquarie International Infrastructure Fund Ltd.	8,056	2,030
MVC Capital Inc.	189	1,596
Prospect Capital Corp.	117	1,076
Ratos AB - Class B	143	2,882
		20,553
Venture Capital - 16.4%
3i Infrastructure PLC	1,773	2,677
Altamir Amboise (c)	248	877
Deutsche Beteiligungs AG	141	2,410
Dinamia Capital Privado Scr SA	95	1,514
Gimv NV	66	3,309
IP Group Plc (c)	1,504	1,138
		11,925
INFORMATION TECHNOLOGY - 2.4%
Internet Capital Group Inc. (c)	255	1,718

Total Common Stocks (cost $60,424)		69,575

PREFERRED STOCKS - 1.7%
UTILITIES - 1.7%
Babcock & Brown Infrastructure Group (c)	21,750	1,208

Total Preferred Stocks (cost $1,381)		1,208

SHORT TERM INVESTMENTS - 3.8%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.19% (a) (h)	2,767	2,767

Total Short Term Investments (cost $2,767)		2,767

Total Investments - 101.2% (cost $64,572)		73,550
Other Assets and Liabilities, Net - (1.2%)		(846)
Total Net Assets - 100%		$ 72,704

JNL/S&P Managed Conservative Fund (b)
INVESTMENT FUNDS - 92.6%
JNL/AIM International Growth Fund (3.6%) (a)	1,318	$ 10,148
JNL/AIM Large Cap Growth Fund (3.2%) (a)	1,534	13,848
JNL/Capital Guardian Global Diversified
Research Fund (2.1%) (a)	251	4,387
JNL/Capital Guardian U.S. Growth Equity Fund (3.9%) (a)	818	12,817
JNL/Goldman Sachs Core Plus Bond Fund (12.9%) (a)	6,985	79,560
JNL/Goldman Sachs Emerging Markets
Debt Fund (1.5%) (a)	100	1,092
JNL/Goldman Sachs Short Duration
Bond Fund (20.6%) (a)	7,909	77,111
JNL/JPMorgan International Value Fund (2.4%) (a)	1,539	9,311
JNL/JPMorgan U.S. Government & Quality
Bond Fund (9.0%) (a)	4,617	57,296
JNL/PIMCO Real Return Fund (6.4%) (a)	4,828	52,916
JNL/PIMCO Total Return Bond Fund (6.4%) (a)	8,931	106,550
JNL/Select Value Fund (2.9%) (a)	1,217	15,764
JNL/T. Rowe Price Value Fund (2.5%) (a)	1,598	12,254

Total Investment Funds (cost $485,639)		453,054

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 7.4%
JNL/Select Money Market Fund, 0.00% (2.8%) (a) (h)	36,230	36,230

Total Short Term Investments (cost $36,230)		36,230

Total Investments - 100.0% (cost $521,869)		489,284
Other Assets and Liabilities, Net - 0.0%		(75)
Total Net Assets - 100%		$ 489,209

JNL/S&P Managed Moderate Fund (b)
INVESTMENT FUNDS - 95.3%
JNL/AIM International Growth Fund (6.9%) (a)	2,487	$ 19,149
JNL/AIM Large Cap Growth Fund (8.1%) (a)	3,916	35,361
JNL/AIM Global Real Estate Fund (2.0%) (a)	616	3,710
JNL/Capital Guardian Global Diversified
Research Fund (5.4%) (a)	650	11,350
JNL/Capital Guardian U.S. Growth Equity Fund (7.6%) (a)	1,591	24,918

JNL/Credit Suisse Global Natural Resources
Fund (0.7%) (a)	357	2,690
JNL/Goldman Sachs Core Plus Bond Fund (12.7%) (a)	6,873	78,280
JNL/Goldman Sachs Emerging Markets Debt
Fund (7.3%) (a)	500	5,460
JNL/Goldman Sachs Mid Cap Value Fund (6.2%) (a)	1,580	10,822
JNL/Goldman Sachs Short Duration Bond
Fund (21.7%) (a)	8,302	80,943
JNL/JPMorgan International Value Fund (4.8%) (a)	3,094	18,721
JNL/JPMorgan U.S. Government & Quality
Bond Fund (8.0%) (a)	4,115	51,065
JNL/Lazard Emerging Markets Fund (3.0%) (a)	1,417	11,040
JNL/Mellon Capital Management Oil &
Gas Sector Fund (1.3%) (a)	242	5,078
JNL/Oppenheimer Global Growth Fund (1.7%) (a)	427	3,357
JNL/PIMCO Real Return Fund (8.4%) (a)	6,389	70,026
JNL/PIMCO Total Return Bond Fund (7.3%) (a)	10,211	121,821
JNL/Select Value Fund (7.3%) (a)	3,095	40,081
JNL/T. Rowe Price Established Growth Fund (1.3%) (a)	562	8,242
JNL/T. Rowe Price Mid-Cap Growth Fund (2.1%) (a)	623	11,851
JNL/T. Rowe Price Value Fund (5.3%) (a)	3,419	26,221

Total Investment Funds (cost $730,483)		640,186

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 4.7%
JNL/Select Money Market Fund, 0.00% (2.5%) (a) (h)	31,940	31,940
Total Short Term Investments (cost $31,940)		31,940

Total Investments - 100.0% (cost $762,423)		672,126
Other Assets and Liabilities, Net - 0.0%		(98)
Total Net Assets - 100%		$ 672,028

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT FUNDS - 96.4%
JNL/AIM International Growth Fund (15.4%) (a)	5,582	$ 42,978
JNL/AIM Large Cap Growth Fund (19.0%) (a)	9,241	83,442
JNL/AIM Global Real Estate Fund (3.4%) (a)	1,051	6,326
JNL/Capital Guardian Global Diversified
Research Fund (5.8%) (a)	698	12,187
JNL/Capital Guardian International Small
Cap Fund (16.6%) (a)	2,101	11,914
JNL/Capital Guardian U.S. Growth
Equity Fund (16.8%) (a)	3,527	55,229
JNL/Credit Suisse Global Natural
Resources Fund (2.3%) (a)	1,133	8,544
JNL/Eagle SmallCap Equity Fund (6.2%) (a)	913	11,819
JNL/Franklin Templeton Small Cap Value Fund (6.0%) (a)	986	6,854
JNL/Goldman Sachs Core Plus Bond Fund (17.9%) (a)	9,633	109,719
JNL/Goldman Sachs Emerging Markets
Debt Fund (11.6%) (a)	800	8,736
JNL/Goldman Sachs Mid Cap Value Fund (13.5%) (a)	3,438	23,553
JNL/Goldman Sachs Short Duration Bond

Fund (19.2%) (a)	7,367	71,826
JNL/JPMorgan International Value Fund (14.8%) (a)	9,515	57,564
JNL/JPMorgan MidCap Growth Fund (5.4%) (a)	498	6,320
JNL/JPMorgan U.S. Government & Quality
Bond Fund (12.9%) (a)	6,613	82,071
JNL/Lazard Emerging Markets Fund (7.9%) (a)	3,762	29,305
JNL/Mellon Capital Management Oil &
Gas Sector Fund (2.0%) (a)	381	7,980
JNL/Oppenheimer Global Growth Fund (6.8%) (a)	1,761	13,826
JNL/PIMCO Real Return Fund (11.7%) (a)	8,872	97,235
JNL/PIMCO Total Return Bond Fund (8.5%) (a)	11,862	141,515
JNL/Select Value Fund (20.6%) (a)	8,730	113,057
JNL/T. Rowe Price Established Growth Fund (9.1%) (a)	3,990	58,535
JNL/T. Rowe Price Mid-Cap Growth Fund (5.2%) (a)	1,549	29,438
JNL/T. Rowe Price Value Fund (15.0%) (a)	9,701	74,410

Total Investment Funds (cost $1,420,523)		1,164,383

SHORT TERM INVESTMENTS - 3.6%
Mutual Funds - 3.6%
JNL/Select Money Market Fund, 0.00% (3.4%) (a) (h)	43,751	43,751

Total Short Term Investments (cost $43,751)		43,751

Total Investments - 100.0% (cost $1,464,274)		1,208,134
Other Assets and Liabilities, Net - 0.0%		(167)
Total Net Assets - 100%		$1,207,967

JNL/S&P Managed Growth Fund (b)
INVESTMENT FUNDS - 93.1%
JNL/AIM International Growth Fund (16.9%) (a)	6,131	$ 47,209
JNL/AIM Large Cap Growth Fund (19.6%) (a)	9,531	86,068
JNL/AIM Global Real Estate Fund (7.1%) (a)	2,228	13,412
JNL/Capital Guardian Global Diversified
Research Fund (6.3%) (a)	762	13,304
JNL/Capital Guardian International Small
Cap Fund (21.4%) (a)	2,719	15,417
JNL/Capital Guardian U.S. Growth
Equity Fund (11.0%) (a)	2,295	35,943
JNL/Credit Suisse Global Natural
Resources Fund (2.4%) (a)	1,165	8,784
JNL/Eagle SmallCap Equity Fund (14.2%) (a)	2,084	26,982
JNL/Franklin Templeton Small Cap
Value Fund (10.3%) (a)	1,710	11,883
JNL/Goldman Sachs Core Plus Bond Fund (6.3%) (a)	3,378	38,480
JNL/Goldman Sachs Emerging Markets
Debt Fund (7.3%) (a)	500	5,460
JNL/Goldman Sachs Mid Cap Value Fund (15.0%) (a)	3,816	26,138
JNL/JPMorgan International Value Fund (13.0%) (a)	8,378	50,687
JNL/JPMorgan MidCap Growth Fund (9.4%) (a)	878	11,132
JNL/JPMorgan U.S. Government & Quality
Bond Fund (3.9%) (a)	2,019	25,054
JNL/Lazard Emerging Markets Fund (7.2%) (a)	3,425	26,678

JNL/Mellon Capital Management Oil &
Gas Sector Fund (1.3%) (a)	245	5,126
JNL/Oppenheimer Global Growth Fund (14.0%) (a)	3,596	28,233
JNL/PIMCO Real Return Fund (4.3%) (a)	3,274	35,883
JNL/PIMCO Total Return Bond Fund (4.3%) (a)	6,022	71,841
JNL/Select Value Fund (20.3%) (a)	8,623	111,664
JNL/T. Rowe Price Established Growth Fund (13.4%) (a)	5,890	86,409
JNL/T. Rowe Price Mid-Cap Growth Fund (7.5%) (a)	2,236	42,498
JNL/T. Rowe Price Value Fund (16.9%) (a)	10,932	83,852

Total Investment Funds (cost $1,213,227)		908,137

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 6.9%
JNL/Select Money Market Fund, 0.00% (5.2%) (a) (h)	67,683	67,683

Total Short Term Investments (cost $67,683)		67,683

Total Investments - 100.0% (cost $1,280,910)		975,820
Other Assets and Liabilities, Net - 0.0%		(145)
Total Net Assets - 100%		$ 975,675

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT FUNDS - 92.9%
JNL/AIM International Growth Fund (9.5%) (a)	3,462	$ 26,656
JNL/AIM Large Cap Growth Fund (9.2%) (a)	4,450	40,184
JNL/AIM Global Real Estate Fund (2.5%) (a)	787	4,736
JNL/Capital Guardian Global Diversified
Research Fund (3.3%) (a)	399	6,965
JNL/Capital Guardian International Small
Cap Fund (10.3%) (a)	1,313	7,444
JNL/Capital Guardian U.S. Growth Equity Fund (2.7%) (a)	556	8,702
JNL/Credit Suisse Global Natural
Resources Fund (1.5%) (a)	739	5,576
JNL/Eagle SmallCap Equity Fund (7.7%) (a)	1,125	14,563
JNL/Franklin Templeton Small Cap Value Fund (7.7%) (a)	1,279	8,891
JNL/Goldman Sachs Emerging Markets Debt Fund (1.5%) (a)	100	1,091
JNL/Goldman Sachs Mid Cap Value Fund (10.6%) (a)	2,692	18,441
JNL/JPMorgan International Value Fund (6.8%) (a)	4,358	26,366
JNL/JPMorgan MidCap Growth Fund (6.8%) (a)	629	7,980
JNL/JPMorgan U.S. Government & Quality
Bond Fund (1.9%) (a)	972	12,058
JNL/Lazard Emerging Markets Fund (3.3%) (a)	1,577	12,283
JNL/Mellon Capital Management Oil &
Gas Sector Fund (0.9%) (a)	167	3,498
JNL/Oppenheimer Global Growth Fund (11.0%) (a)	2,829	22,209
JNL/PAM Asia ex-Japan Fund (7.8%) (a)	673	4,512
JNL/PIMCO Real Return Fund (0.6%) (a)	429	4,707
JNL/Select Value Fund (11.0%) (a)	4,662	60,367
JNL/T. Rowe Price Established Growth Fund (7.7%) (a)	3,402	49,907
JNL/T. Rowe Price Mid-Cap Growth Fund (3.5%) (a)	1,046	19,881
JNL/T. Rowe Price Value Fund (7.9%) (a)	5,078	38,951

Total Investment Funds (cost $567,147)		405,968

SHORT TERM INVESTMENTS - 7.1%
Mutual Funds - 7.1%
JNL/Select Money Market Fund, 0.00% (2.4%) (a) (h)	31,145	31,145

Total Short Term Investments (cost $31,145)		31,145

Total Investments - 100.0% (cost $598,292)		437,113
Other Assets and Liabilities, Net - 0.0%		(76)
Total Net Assets - 100%		$ 437,037

JNL/S&P Retirement Income Fund (b)
INVESTMENT FUNDS - 92.7%
JNL/AIM International Growth Fund (0.6%) (a)	200	$ 1,543
JNL/AIM Large Cap Growth Fund (0.6%) (a)	287	2,589
JNL/AIM Global Real Estate Fund (0.2%) (a)	72	431
JNL/Capital Guardian Global Diversified
Research Fund (0.1%) (a)	12	212
JNL/Capital Guardian International Small
Cap Fund (0.7%) (a)	94	533
JNL/Capital Guardian U.S. Growth Equity Fund (0.4%) (a)	83	1,295
JNL/Goldman Sachs Core Plus Bond Fund (1.1%) (a)	586	6,678
JNL/Goldman Sachs Emerging Markets Debt Fund (0.6%) (a)	40	437
JNL/Goldman Sachs Mid Cap Value Fund (0.6%) (a)	148	1,016
JNL/Goldman Sachs Short Duration Bond Fund (1.6%) (a)	620	6,044
JNL/JPMorgan International Value Fund (0.5%) (a)	323	1,952
JNL/JPMorgan U.S. Government & Quality
Bond Fund (1.4%) (a)	716	8,882
JNL/Lazard Emerging Markets Fund (0.3%) (a)	132	1,029
JNL/PIMCO Real Return Fund (0.7%) (a)	524	5,748
JNL/PIMCO Total Return Bond Fund (0.6%) (a)	863	10,294
JNL/Select Value Fund (0.6%) (a)	240	3,102
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	53	776
JNL/T. Rowe Price Mid-Cap Growth Fund (0.2%) (a)	57	1,078
JNL/T. Rowe Price Value Fund (0.4%) (a)	287	2,204

Total Investment Funds (cost $60,572)		55,843

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 7.3%
JNL/Select Money Market Fund, 0.00% (0.3%) (a) (h)	4,376	4,376

Total Short Term Investments (cost $4,376)		4,376

Total Investments - 100.0% (cost $64,948)		60,219
Other Assets and Liabilities, Net - 0.0%		(9)
Total Net Assets - 100%		$ 60,210

JNL/S&P Retirement 2015 Fund (b)
INVESTMENT FUNDS - 93.3%
JNL/AIM International Growth Fund (0.7%) (a)	239	$ 1,843

JNL/AIM Large Cap Growth Fund (0.7%) (a)	351	3,165
JNL/Capital Guardian International Small
Cap Fund (0.9%) (a)	116	660
JNL/Capital Guardian U.S. Growth Equity Fund (0.4%) (a)	90	1,406
JNL/Credit Suisse Global Natural Resources Fund (0.1%) (a)	51	381
JNL/Eagle SmallCap Equity Fund (0.6%) (a)	85	1,106
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	3	20
JNL/Goldman Sachs Core Plus Bond Fund (0.4%) (a)	206	2,341
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	30	328
JNL/Goldman Sachs Mid Cap Value Fund (0.8%) (a)	194	1,330
JNL/JPMorgan International Value Fund (0.5%) (a)	336	2,031
JNL/JPMorgan U.S. Government & Quality
Bond Fund (0.2%) (a)	81	1,005
JNL/Lazard Emerging Markets Fund (0.2%) (a)	92	719
JNL/PIMCO Real Return Fund (0.6%) (a)	450	4,928
JNL/PIMCO Total Return Bond Fund (0.3%) (a)	407	4,860
JNL/Select Value Fund (0.6%) (a)	259	3,352
JNL/T. Rowe Price Established Growth Fund (0.5%) (a)	220	3,220
JNL/T. Rowe Price Mid-Cap Growth Fund (0.2%) (a)	60	1,135
JNL/T. Rowe Price Value Fund (0.5%) (a)	300	2,302

Total Investment Funds (cost $42,102)		36,132

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 6.7%
JNL/Select Money Market Fund, 0.00% (0.2%) (a) (h)	2,582	2,582

Total Short Term Investments (cost $2,582)		2,582

Total Investments - 100.0% (cost $44,684)		38,714
Other Assets and Liabilities, Net - 0.0%		(6)
Total Net Assets - 100%		$ 38,708

JNL/S&P Retirement 2020 Fund (b)
INVESTMENT FUNDS - 92.3%
JNL/AIM International Growth Fund (0.4%) (a)	151	$ 1,164
JNL/AIM Large Cap Growth Fund (0.4%) (a)	193	1,742
JNL/Capital Guardian Global Diversified
Research Fund (0.1%) (a)	9	160
JNL/Capital Guardian International Small Cap Fund (0.5%) (a)	64	365
JNL/Capital Guardian U.S. Growth Equity Fund (0.3%) (a)	63	981
JNL/Credit Suisse Global Natural Resources Fund (0.0%) (a)	11	83
JNL/Eagle SmallCap Equity Fund (0.4%) (a)	58	756
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	5	39
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	8	82
JNL/Goldman Sachs Mid Cap Value Fund (0.4%) (a)	102	699
JNL/JPMorgan International Value Fund (0.3%) (a)	183	1,109
JNL/JPMorgan U.S. Government & Quality
Bond Fund (0.1%) (a)	40	502
JNL/Lazard Emerging Markets Fund (0.1%) (a)	52	405
JNL/Oppenheimer Global Growth Fund (0.4%) (a)	91	715
JNL/PIMCO Real Return Fund (0.2%) (a)	153	1,680
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	166	1,981

JNL/Select Value Fund (0.4%) (a)	153	1,981
JNL/T. Rowe Price Established Growth Fund (0.3%) (a)	121	1,770
JNL/T. Rowe Price Mid-Cap Growth Fund (0.1%) (a)	42	803
JNL/T. Rowe Price Value Fund (0.3%) (a)	199	1,525

Total Investment Funds (cost $21,475)		18,542

SHORT TERM INVESTMENTS - 7.7%
Mutual Funds - 7.7%
JNL/Select Money Market Fund, 0.00% (0.1%) (a) (h)	1,545	1,545

Total Short Term Investments (cost $1,545)		1,545

Total Investments - 100.0% (cost $23,020)		20,087
Other Assets and Liabilities, Net - 0.0%		(3)
Total Net Assets - 100%		$ 20,084

JNL/S&P Retirement 2025 Fund (b)
INVESTMENT FUNDS - 92.7%
JNL/AIM International Growth Fund (0.3%) (a)	96	$ 743
JNL/AIM Large Cap Growth Fund (0.2%) (a)	109	985
JNL/Capital Guardian Global Diversified
Research Fund (0.0%) (a)	5	86
JNL/Capital Guardian International Small Cap Fund (0.3%) (a)	38	217
JNL/Capital Guardian U.S. Growth Equity Fund (0.2%) (a)	33	520
JNL/Credit Suisse Global Natural Resources Fund (0.0%) (a)	10	75
JNL/Eagle SmallCap Equity Fund (0.2%) (a)	31	404
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	7	47
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	5	55
JNL/Goldman Sachs Mid Cap Value Fund (0.2%) (a)	52	359
JNL/JPMorgan International Value Fund (0.2%) (a)	123	745
JNL/JPMorgan U.S. Government & Quality
Bond Fund (0.0%) (a)	16	201
JNL/Lazard Emerging Markets Fund (0.1%) (a)	44	343
JNL/Oppenheimer Global Growth Fund (0.3%) (a)	84	663
JNL/PIMCO Real Return Fund (0.1%) (a)	103	1,132
JNL/PIMCO Total Return Bond Fund (0.0%) (a)	37	440
JNL/Select Value Fund (0.2%) (a)	89	1,153
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	66	968
JNL/T. Rowe Price Mid-Cap Growth Fund (0.1%) (a)	25	470
JNL/T. Rowe Price Value Fund (0.2%) (a)	117	894

Total Investment Funds (cost $11,929)		10,500

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 7.3%
JNL/Select Money Market Fund, 0.00% (0.1%) (a) (h)	831	831

Total Short Term Investments (cost $831)		831

Total Investments - 100.0% (cost $12,760)		11,331
Other Assets and Liabilities, Net - 0.0%		(1)
Total Net Assets - 100%		$ 11,330

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT FUNDS - 89.9%
JNL/Mellon Capital Management Bond
Index Fund (4.4%) (a)	1,934	$ 21,819
JNL/Mellon Capital Management
International Index Fund (1.8%) (a)	877	8,753
JNL/Mellon Capital Management JNL 5 Fund (0.2%) (a)	793	4,988
JNL/Mellon Capital Management JNL
Optimized 5 Fund (1.5%) (a)	806	5,212
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (0.8%) (a)	297	2,644
JNL/Mellon Capital Management S&P 500
Index Fund (3.7%) (a)	2,987	23,178
JNL/Mellon Capital Management Small Cap
Index Fund (0.5%) (a)	217	1,777
JNL/Mellon Capital Management VIP Fund (1.9%) (a)	978	4,940
JNL/PIMCO Real Return Fund (1.3%) (a)	979	10,729

Total Investment Funds (cost $94,549)		84,040

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 10.1%
JNL/Select Money Market Fund, 0.00% (0.7%) (a) (h)	9,422	9,422

Total Short Term Investments (cost $9,422)		9,422

Total Investments - 100.0% (cost $103,971)		93,462
Other Assets and Liabilities, Net - 0.0%		(14)
Total Net Assets - 100%		$ 93,448

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT FUNDS - 90.7%
JNL/Mellon Capital Management 25 Fund (1.8%) (a)	752	$ 5,706
JNL/Mellon Capital Management Bond
Index Fund (1.4%) (a)	621	7,003
JNL/Mellon Capital Management
International Index Fund (3.4%) (a)	1,633	16,293
JNL/Mellon Capital Management JNL 5 Fund (0.3%) (a)	1,309	8,231
JNL/Mellon Capital Management JNL
Optimized 5 Fund (2.5%) (a)	1,337	8,649
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (1.0%) (a)	373	3,321
JNL/Mellon Capital Management S&P 500
Index Fund (4.4%) (a)	3,492	27,101
JNL/Mellon Capital Management Select
Small-Cap Fund (1.7%) (a)	561	4,755
JNL/Mellon Capital Management Small Cap
Index Fund (0.9%) (a)	404	3,308
JNL/Mellon Capital Management VIP Fund (3.2%) (a)	1,633	8,248
JNL/PIMCO Real Return Fund (1.0%) (a)	764	8,370

Total Investment Funds (cost $116,010)		100,985

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 9.3%
JNL/Select Money Market Fund, 0.00% (0.8%) (a) (h)	10,339	10,339

Total Short Term Investments (cost $10,339)		10,339

Total Investments - 100.0% (cost $126,349)		111,324
Other Assets and Liabilities, Net - 0.0%		(16)
Total Net Assets - 100%		$ 111,308

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT FUNDS - 95.4%
JNL/Mellon Capital Management 25 Fund (0.7%) (a)	304	$ 2,306
JNL/Mellon Capital Management Bond
Index Fund (0.2%) (a)	100	1,123
JNL/Mellon Capital Management
International Index Fund (1.9%) (a)	901	8,994
JNL/Mellon Capital Management JNL 5 Fund (0.2%) (a)	738	4,639
JNL/Mellon Capital Management JNL
Optimized 5 Fund (1.4%) (a)	755	4,886
JNL/Mellon Capital Management S&P 400
MidCap Index Fund (0.4%) (a)	152	1,350
JNL/Mellon Capital Management S&P 500
Index Fund (1.5%) (a)	1,199	9,306
JNL/Mellon Capital Management Select
Small-Cap Fund (0.7%) (a)	228	1,931
JNL/Mellon Capital Management Small
Cap Index Fund (0.4%) (a)	165	1,347
JNL/Mellon Capital Management VIP Fund (1.8%) (a)	919	4,642
JNL/PIMCO Real Return Fund (0.2%) (a)	148	1,627

Total Investment Funds (cost $46,266)		42,151

SHORT TERM INVESTMENTS - 4.6%
Mutual Funds - 4.6%
JNL/Select Money Market Fund, 0.00% (0.2%) (a) (h)	2,025	2,025

Total Short Term Investments (cost $2,025)		2,025

Total Investments - 100.0% (cost $48,291)		44,176
Other Assets and Liabilities, Net - 0.0%		(7)
Total Net Assets - 100%		$ 44,169

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 24.2%
Best Buy Co. Inc.	251	$ 8,398
Coach Inc.	284	7,639
Scripps Networks Interactive Inc.	196	5,464
Sherwin-Williams Co.	90	4,848
Starbucks Corp. (c)	599	8,323
TJX Cos. Inc.	236	7,410

		42,082
CONSUMER STAPLES - 6.0%
Philip Morris International Inc.	123	5,353
Sysco Corp.	229	5,153
		10,506
ENERGY - 24.5%
Apache Corp.	57	4,135
Chevron Corp.	54	3,592
EOG Resources Inc.	50	3,429
Exxon Mobil Corp.	53	3,691
Halliburton Co.	273	5,657
Hess Corp.	93	5,023
Murphy Oil Corp.	104	5,658
Occidental Petroleum Corp.	90	5,953
Southwestern Energy Co. (c)	142	5,516
		42,654
FINANCIALS - 6.9%
Charles Schwab Corp.	312	5,479
Federated Investors Inc. - Class B	270	6,508
		11,987
INDUSTRIALS - 11.9%
Boeing Co.	122	5,197
Fastenal Co. (e)	145	4,794
Robert Half International Inc. (e)	256	6,046
United Parcel Service Inc. - Class B	92	4,576
		20,613
INFORMATION TECHNOLOGY - 22.0%
Automatic Data Processing Inc.	130	4,618
International Business Machines Corp. (e)	62	6,512
Microsoft Corp.	260	6,170
Teradata Corp. (c)	373	8,730
Texas Instruments Inc. (e)	342	7,291
Total System Services Inc.	374	5,009
		38,330
MATERIALS - 4.6%
CF Industries Holdings Inc.	108	8,007

Total Common Stocks (cost $162,820)		174,179

SHORT TERM INVESTMENTS - 6.4%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.19% (a) (h)	1,548	1,548
Securities Lending Collateral - 5.5%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	4,025	4,025
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	5,727	5,603
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	307	-
		9,628
Total Short Term Investments (cost $11,607)		11,176

Total Investments - 106.5% (cost $174,427)		185,355
Other Assets and Liabilities, Net - (6.5%)		(11,270)
Total Net Assets - 100%		$ 174,085

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 9.0%
Carnival Corp. (e)	208	$ 5,348
Gannett Co. Inc. (e)	491	1,753
Harley-Davidson Inc. (e)	275	4,462
		11,563
CONSUMER STAPLES - 10.6%
Altria Group Inc. (e)	265	4,349
ConAgra Foods Inc.	287	5,471
Kimberly-Clark Corp.	73	3,842
		13,662
ENERGY - 9.8%
Chevron Corp.	57	3,744
ConocoPhillips	84	3,548
Marathon Oil Corp.	175	5,276
		12,568
FINANCIALS - 11.6%
Bank of America Corp.	317	4,178
Hartford Financial Services Group Inc.	612	7,264
Kimco Realty Corp. (e)	340	3,413
		14,855
HEALTH CARE - 10.0%
Bristol-Myers Squibb Co.	210	4,267
Merck & Co. Inc. (e)	164	4,574
Pfizer Inc.	266	3,994
		12,835
INDUSTRIALS - 10.0%
General Electric Co. (e)	260	3,049
Masco Corp. (e)	473	4,527
PACCAR Inc. (e)	164	5,322
		12,898
INFORMATION TECHNOLOGY - 11.9%
Automatic Data Processing Inc.	107	3,788
Intel Corp.	322	5,334
Texas Instruments Inc. (e)	290	6,176
		15,298
MATERIALS - 9.4%
Alcoa Inc. (e)	435	4,492
PPG Industries Inc.	102	4,491
Vulcan Materials Co. (e)	72	3,095
		12,078
TELECOMMUNICATION SERVICES - 10.0%
AT&T Inc.	151	3,748
CenturyTel Inc. (e)	166	5,085
Verizon Communications Inc.	133	4,076
		12,909
UTILITIES - 8.1%
Consolidated Edison Inc.	106	3,957
Integrys Energy Group Inc. (e)	98	2,927
Southern Co. (e)	115	3,573
		10,457

Total Common Stocks (cost $141,449)		129,123

SHORT TERM INVESTMENTS - 9.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (h)	274	274
Securities Lending Collateral - 9.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	5,627	5,627
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	6,954	6,804
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	311	-
		12,431

Total Short Term Investments (cost $13,166)		12,705

Total Investments - 110.3% (cost $154,615)		141,828
Other Assets and Liabilities, Net - (10.3%)		(13,221)
Total Net Assets - 100%		$ 128,607

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 38.8%
AutoNation Inc. (c) (e)	420	$ 7,290
Black & Decker Corp. (e)	89	2,564
Fortune Brands Inc.	104	3,601
Gannett Co. Inc. (e)	437	1,560
Harman International Industries Inc. (e)	273	5,123
Jones Apparel Group Inc. (e)	778	8,345
Macy’s Inc.	560	6,590
Omnicom Group Inc.	137	4,318
RadioShack Corp.	395	5,521
Stanley Works	124	4,182
Time Warner Cable Inc.	36	1,128
Time Warner Inc.	142	3,568
		53,790
ENERGY - 8.1%
Anadarko Petroleum Corp.	96	4,335
ConocoPhillips	75	3,163
Valero Energy Corp.	221	3,734
		11,232
HEALTH CARE - 5.6%
CIGNA Corp.	322	7,756

INDUSTRIALS - 18.5%
Dover Corp.	132	4,365
General Electric Co.	232	2,722
Masco Corp.	422	4,040
Northrop Grumman Corp.	93	4,235
Parker Hannifin Corp.	97	4,159
Pitney Bowes Inc.	162	3,547
Textron Inc. (e)	259	2,502
		25,570
INFORMATION TECHNOLOGY - 16.2%
Computer Sciences Corp. (c)	141	6,243
Fiserv Inc. (c)	112	5,124
KLA-Tencor Corp.	201	5,077
Lexmark International Inc. (c) (e)	143	2,265
Xerox Corp.	567	3,677
		22,386
MATERIALS - 9.7%
Freeport-McMoRan Copper & Gold Inc. (e)	172	8,610
International Paper Co.	324	4,901
		13,511
TELECOMMUNICATION SERVICES - 3.2%
CenturyTel Inc. (e)	147	4,512

Total Common Stocks (cost $129,759)		138,757

SHORT TERM INVESTMENTS - 10.9%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.19% (a) (h)	63	63
Securities Lending Collateral - 10.8%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	7,749	7,749
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	7,384	7,224
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	564	-
		14,973

Total Short Term Investments (cost $15,760)		15,036

Total Investments - 111.0% (cost $145,519)		153,793
Other Assets and Liabilities, Net - (11.0%)		(15,206)
Total Net Assets - 100%		$ 138,587

JNL/S&P Total Yield Fund
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 51.4%
AutoNation Inc. (c) (e)	409	$ 7,102
DR Horton Inc. (e)	581	5,439
Fortune Brands Inc.	100	3,472
Gannett Co. Inc. (e)	429	1,532
H&R Block Inc.	200	3,447
Jones Apparel Group Inc.	755	8,103
KB Home (e)	335	4,582
Leggett & Platt Inc. (e)	255	3,881
Lennar Corp. (e)	548	5,313
Macy’s Inc. (e)	546	6,419
Meredith Corp. (e)	230	5,881
Office Depot Inc. (c)	1,917	8,742
Pulte Homes Inc. (e)	375	3,309
Tiffany & Co. (e)	195	4,934
		72,156
CONSUMER STAPLES - 6.0%
Altria Group Inc. (e)	228	3,743
ConAgra Foods Inc.	248	4,727
		8,470
ENERGY - 2.6%
Valero Energy Corp.	215	3,628

FINANCIALS - 12.8%
Allstate Corp.	161	3,935
Bank of America Corp.	271	3,580
Capital One Financial Corp. (e)	128	2,810
KeyCorp	484	2,537
Lincoln National Corp. (e)	294	5,065
		17,927
HEALTH CARE - 4.2%
Coventry Health Care Inc. (c)	315	5,896

INDUSTRIALS - 2.8%
Masco Corp.	407	3,897

INFORMATION TECHNOLOGY - 16.5%
Analog Devices Inc.	217	5,383
Convergys Corp. (c)	642	5,957
Dell Inc. (c) (e)	347	4,764
Total System Services Inc.	267	3,581
Xerox Corp.	547	3,546
		23,231
MATERIALS - 4.4%
Allegheny Technologies Inc. (e)	175	6,113

Total Common Stocks (cost $125,396)		141,318

SHORT TERM INVESTMENTS - 21.2%

Securities Lending Collateral - 21.2%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	12,835	12,835
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	17,367	16,992
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	730	-

Total Short Term Investments (cost $30,932)		29,827

Total Investments - 121.9% (cost $156,328)		171,145
Other Assets and Liabilities, Net - (21.9%)		(30,739)
Total Net Assets - 100%		$ 140,406

JNL/S&P 4 Fund (b)
INVESTMENT FUNDS - 100.0%
JNL/S&P Competitive Advantage Fund (56.9%) (a)	12,197	$ 98,554
JNL/S&P Dividend Income & Growth Fund (65.2%) (a)	12,875	83,948
JNL/S&P Intrinsic Value Fund (72.6%) (a)	14,716	100,509
JNL/S&P Total Yield Fund (74.9%) (a)	15,066	105,463

Total Investment Funds (cost $423,604)		388,474

Total Investments - 100.0% (cost $423,604)		388,474
Other Assets and Liabilities, Net - 0.0%		(21)
Total Net Assets - 100%		$ 388,453

JNL/Select Balanced Fund
COMMON STOCKS - 60.9%
CONSUMER DISCRETIONARY - 3.6%
Comcast Corp. - Class A	134	$ 1,939
Gap Inc.	114	1,875
Honda Motor Co. Ltd. - ADR	42	1,141
Limited Brands Inc.	134	1,608
Staples Inc.	210	4,226
Thomson Reuters Corp. (e)	85	2,480
Time Warner Inc.	128	3,236
Walt Disney Co. (e)	112	2,611
		19,116
CONSUMER STAPLES - 5.4%
Kimberly-Clark Corp.	78	4,074
PepsiCo Inc.	105	5,782
Philip Morris International Inc.	127	5,535
Procter & Gamble Co.	75	3,848
Unilever NV - NYS	188	4,556
Wal-Mart Stores Inc.	97	4,718
		28,513
ENERGY - 9.8%
Anadarko Petroleum Corp.	75	3,422
Chevron Corp.	165	10,905
EnCana Corp.	109	5,388
Exxon Mobil Corp.	124	8,634

Marathon Oil Corp.	200	6,026
Schlumberger Ltd.	60	3,257
Total SA - ADR	142	7,679
XTO Energy Inc.	158	6,024
		51,335
FINANCIALS - 9.7%
ACE Ltd.	120	5,325
AFLAC Inc.	82	2,543
Bank of America Corp.	312	4,118
Goldman Sachs Group Inc.	15	2,256
JPMorgan Chase & Co.	168	5,713
M&T Bank Corp. (e)	44	2,236
Marsh & McLennan Cos. Inc.	124	2,500
MetLife Inc.	167	5,000
Morgan Stanley	73	2,076
Principal Financial Group Inc.	126	2,372
State Street Corp.	74	3,507
SunTrust Banks Inc.	59	975
Travelers Cos. Inc.	61	2,499
Wells Fargo & Co.	405	9,828
		50,948
HEALTH CARE - 9.3%
Abbott Laboratories	58	2,714
Bristol-Myers Squibb Co.	201	4,090
Covidien Plc	79	2,954
Eli Lilly & Co.	219	7,579
Johnson & Johnson	23	1,295
McKesson Corp.	36	1,575
Medtronic Inc.	142	4,958
Merck & Co. Inc.	191	5,346
Pfizer Inc.	297	4,458
Schering-Plough Corp.	256	6,421
UnitedHealth Group Inc.	126	3,155
Wyeth	96	4,335
		48,880
INDUSTRIALS - 8.2%
Caterpillar Inc. (e)	73	2,412
Deere & Co.	121	4,842
Eaton Corp.	70	3,100
FedEx Corp.	54	3,020
Honeywell International Inc.	108	3,382
Illinois Tool Works Inc.	98	3,656
Lockheed Martin Corp.	50	4,008
Parker Hannifin Corp.	77	3,299
Pentair Inc. (e)	171	4,368
Pitney Bowes Inc.	138	3,020
Siemens AG - ADR	41	2,858
Spirit Aerosystems Holdings Inc. (c)	125	1,713
United Parcel Service Inc. - Class B	67	3,354
		43,032

INFORMATION TECHNOLOGY - 6.1%
Accenture Ltd.	122	4,096
Analog Devices Inc.	129	3,192
Automatic Data Processing Inc.	99	3,498
Corning Inc.	159	2,547
Hewlett-Packard Co. (e)	109	4,201
International Business Machines Corp. (e)	87	9,053
Texas Instruments Inc.	115	2,443
Xerox Corp.	505	3,275
		32,305
MATERIALS - 2.7%
Agrium Inc.	69	2,736
Barrick Gold Corp.	85	2,848
BHP Billiton Ltd. - ADR (e)	36	1,992
International Paper Co. (e)	216	3,268
Owens-Illinois Inc. (c)	128	3,585
		14,429
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	490	12,182
Verizon Communications Inc.	127	3,915
		16,097
UTILITIES - 3.0%
Dominion Resources Inc.	172	5,742
Exelon Corp.	83	4,245
FirstEnergy Corp.	53	2,051
PG&E Corp.	103	3,967
		16,005

Total Common Stocks (cost $336,686)		320,660

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 1.7%
Banc of America Commercial Mortgage Inc.
REMIC, 5.12%, 07/11/43	$ 750	744
REMIC, 5.74%, 05/10/45 (i)	350	292
REMIC, 5.18%, 09/10/47 (i)	1,200	1,043
Bank of America-First Union NB Commercial Mortgage
REMIC, 5.46%, 04/11/37	500	503
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	500
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	763
Commercial Mortgage Acceptance Corp.
REMIC, 8.06%, 06/15/31 (i)	500	499
Continental Airlines Inc., 5.98%, 04/19/22	280	231
GE Capital Commercial Mortgage Corp.
REMIC, 6.03%, 08/11/33	148	148
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	764
JPMorgan Chase Commercial Mortgage Securities Corp.
REMIC, 5.46%, 03/11/39 (i)	415	356
REMIC, 5.54%, 09/11/41	600	498
REMIC, 4.87%, 09/11/42	500	424

REMIC, 6.07%, 04/15/45 (i)	1,150	976
Marriott Vacation Club Trust, 5.36%, 10/20/28 (t) (v)	56	47
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	430
Morgan Stanley Dean Witter Capital I
REMIC, 5.98%, 01/15/39	560	571
Southwest Airlines Co., 6.15%, 08/01/22	242	229

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $9,940)		9,018

CORPORATE BONDS AND NOTES - 11.1%
CONSUMER DISCRETIONARY - 0.8%
Comcast Corp.
5.85%, 01/15/10	200	203
6.55%, 07/01/39 (e)	375	374
COX Communications Inc., 5.45%, 12/15/14	500	496
Daimler Finance North America LLC
5.88%, 03/15/11	400	407
8.50%, 01/18/31	300	316
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	458
News America Inc., 6.40%, 12/15/35	240	210
Staples Inc., 9.75%, 01/15/14 (e) (l)	335	374
Time Warner Cable Inc.
5.85%, 05/01/17	270	270
6.75%, 06/15/39 (e)	500	487
Viacom Inc., 6.88%, 04/30/36	670	617
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	145
		4,357
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev Worldwide Inc.,
6.88%, 11/15/19 (e) (t) (v)	480	498
CVS Caremark Corp.
6.13%, 08/15/16	400	414
5.75%, 06/01/17	245	246
Kraft Foods Inc., 6.25%, 06/01/12	825	889
		2,047
ENERGY - 0.3%
ConocoPhillips, 4.60%, 01/15/15	500	514
EOG Resources Inc., 5.63%, 06/01/19 (e)	190	199
Indianapolis Power & Light Co., (insured by AMBAC
Assurance Corp.) 6.60%, 06/01/37 (t) (v)	500	417
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	63
San Diego Gas & Electric Co., 6.00%, 06/01/39	100	106
StatoilHydro ASA, 5.25%, 04/15/19	215	221
		1,520
FINANCIALS - 6.7%
Ace Capital Trust II, 9.70%, 04/01/30	525	478
American Express Centurion Bank, 6.00%, 09/13/17	850	775
American International Group Inc., 6.25%, 03/15/37 (i)	190	47
ASIF Global Financing XIX, 4.90%, 01/17/13 (t) (v)	500	425

AXA SA, 8.60%, 12/15/30	425	398
Bank of America Corp., 5.42%, 03/15/17	700	581
Bank of New York Mellon, 4.30%, 05/15/14 (e)	240	244
Barclays Bank Plc, 6.75%, 5/22/19	320	317
Capital One Capital IV, 6.75%, 02/17/37 (i)	250	167
Capital One Financial Corp., 5.70%, 09/15/11	400	402
Charles Schwab Corp., 4.95%, 06/01/14	190	193
CIT Group Inc., 7.63%, 11/30/12	215	147
Citigroup Inc.
6.00%, 02/21/12	500	494
8.50%, 05/22/19 (e)	400	407
Credit Suisse USA Inc., 4.88%, 01/15/15	345	346
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	237
Discover Financial Services, 6.45%, 06/12/17	90	73
Eaton Vance Corp., 6.50%, 10/02/17	160	151
ENEL Finance International SA, 6.80%, 09/15/37 (t) (v)	235	244
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	188
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,158
5.88%, 02/15/12 (e)	1,000	1,044
5.90%, 05/13/14	250	255
Goldman Sachs Group Inc.
1.63%, 07/15/11 (e)	4,000	4,022
5.63%, 01/15/17	1,350	1,283
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	484
HCP Inc., 6.00%, 01/30/17	365	309
HSBC Bank USA, 5.88%, 11/01/34	250	232
HSBC Finance Corp., 6.38%, 11/27/12	500	509
International Lease Finance Corp.
5.63%, 09/15/10	450	404
5.65%, 06/01/14	1,000	725
John Deere Capital Corp., 4.88%, 10/15/10	380	390
JPMorgan Chase & Co.
6.30%, 04/23/19	475	478
6.40%, 05/15/38	425	426
Kimco Realty Corp., 5.78%, 03/15/16	345	292
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (t) (v)	475	316
Liberty Property LP, 6.63%, 10/01/17	90	76
Morgan Stanley
2.00%, 09/22/11	5,000	5,062
6.00%, 05/13/14 (e)	400	405
5.38%, 10/15/15	170	167
5.45%, 01/09/17	700	654
National Rural Utilities Cooperative Finance Corp.,
5.45%, 02/01/18	1,000	1,019
PNC Funding Corp., 5.40%, 06/10/14	525	530
ProLogis, 5.63%, 11/15/16	400	307
Prudential Financial Inc., 5.50%, 03/15/16	425	399
Realty Income Corp., 6.75%, 08/15/19	805	725
Simon Property Group LP, 6.10%, 05/01/16 (e)	665	621

Sovereign Bank, 8.75%, 05/30/18	450	443
Svenska Handelsbanken AB, 4.88%, 06/10/14 (t) (v)	700	693
U.S. Bank NA, 4.95%, 10/30/14	450	464
Wachovia Corp., 5.25%, 08/01/14	500	489
WEA Finance LLC
5.70%, 10/01/16 (t) (v)	450	390
7.13%, 04/15/18 (t) (v)	350	325
		35,410
HEALTH CARE - 0.4%
Amgen Inc., 6.15%, 06/01/18	425	462
Express Scripts Inc., 6.25%, 06/15/14	160	170
Merck & Co. Inc., 4.00%, 06/30/15 (e)	370	377
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	483
UnitedHealth Group Inc., 5.50%, 11/15/12	500	517
		2,009
INDUSTRIALS - 0.4%
Cargill Inc., 5.60%, 09/15/12 (t) (v)	485	505
Pitney Bowes Inc., 5.75%, 09/15/17	385	404
Siemens Financieringsmaatschappij NV,
5.75%, 10/17/16 (t) (v)	675	700
Southwest Airlines Co., 5.75%, 12/15/16	500	464
		2,073
INFORMATION TECHNOLOGY - 0.5%
Dell Inc., 5.88%, 06/15/19	460	470
Fiserv Inc., 6.13%, 11/20/12	450	467
Hewlett-Packard Co., 5.25%, 03/01/12 (e)	350	374
Intuit Inc., 5.40%, 03/15/12	550	555
Oracle Corp., 6.13%, 07/08/39 (f)	500	497
Xerox Corp., 8.25%, 05/15/14 (e)	125	130
		2,493
MATERIALS - 0.1%
ArcelorMittal, 5.38%, 06/01/13	425	407
Weyerhaeuser Co., 7.13%, 07/15/23	350	277
		684
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.
6.45%, 06/15/34	480	473
6.80%, 05/15/36	150	155
AT&T Wireless Services Inc., 7.88%, 03/01/11	750	809
BellSouth Corp., 6.55%, 06/15/34	300	294
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	61
Deutsche Telekom International Finance BV,
8.25%, 06/15/30 (l)	275	322
France Telecom SA, 4.38%, 07/08/14	230	233
Telecom Italia Capital SA, 5.25%, 10/01/15	675	652
Verizon Global Funding Corp., 7.75%, 12/01/30	500	558
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (t) (v)	500	531
Vodafone Group Plc, 5.45%, 06/10/19	600	590
		4,678
UTILITIES - 0.6%

Abu Dhabi National Energy Co.
5.62%, 10/25/12 (t) (v)	250	253
5.88%, 10/27/16 (t) (v)	195	183
Atmos Energy Corp., 6.35%, 06/15/17	385	392
Colorado Public Service Co., 5.13%, 06/01/19 (e)	500	514
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	260
MidAmerican Energy Co., 5.63%, 07/15/12 (e)	500	530
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	346
Southern California Edison Co., 5.55%, 01/15/37 (e)	500	500
		2,978

Total Corporate Bonds and Notes (cost $60,406)		58,249

GOVERNMENT AND AGENCY OBLIGATIONS - 25.0%
GOVERNMENT SECURITIES - 7.5%
Municipals - 0.3%
Dallas Area Rapid Transit, (insured by AMBAC
Assurance Corp.) 6.00%, 12/01/44	400	405
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	65	66
New Jersey State Turnpike Authority, 7.41%, 01/01/40	205	239
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	184
6.04%, 12/01/29	105	109
Oregon School Boards Association, (insured by
AMBAC Assurance Corp.) 4.76%, 06/30/28	420	365
San Antonio Texas Electric & Gas, 5.99%, 02/01/20	135	140
State of Illinois, 5.10%, 06/01/33	300	267
		1,775
Sovereign - 0.9%
Financing Corp. Fico
4.49%, 12/06/13 (j)	275	232
4.49%, 12/27/13 (j)	220	185
Resolution Funding Corp. - Interest Only Strip,
3.88%, 04/15/14	2,550	2,190
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,010
		4,617
U.S. Treasury Securities - 6.3%
U.S. Treasury Note
2.38%, 08/31/10 (e)	5,000	5,104
4.50%, 03/31/12 (e)	2,225	2,407
1.38%, 05/15/12 (e)	13,000	12,927
4.75%, 05/31/12 (e)	2,000	2,181
3.13%, 09/30/13	2,500	2,586
1.88%, 02/28/14	2,000	1,948
3.88%, 05/15/18 (e)	1,000	1,030
6.25%, 08/15/23 (e)	1,775	2,162
4.25%, 05/15/39	2,800	2,772
		33,117

U.S. GOVERNMENT AGENCY

MORTGAGE-BACKED SECURITIES - 17.5%
Federal Home Loan Bank - 0.4%
Federal Home Loan Bank
1.63%, 01/21/11 (e)	570	575
4.88%, 11/18/11 (e)	1,550	1,672
		2,247
Federal Home Loan Mortgage Corp. - 5.5%
Federal Home Loan Mortgage Corp.
3.50%, 05/29/13 (e)	5,000	5,203
5.50%, 10/01/16	185	194
6.00%, 04/01/17	130	137
5.00%, 10/01/17	156	164
6.50%, 11/01/17	54	57
5.00%, 01/01/18	61	64
5.50%, 01/01/18	1	1
5.00%, 04/01/18	88	92
4.50%, 05/01/18	110	114
5.00%, 05/01/18	177	185
4.50%, 09/01/18	127	131
4.50%, 11/01/18	85	87
4.50%, 11/01/18	178	185
5.50%, 11/01/18	89	94
5.50%, 01/01/19	271	286
4.50%, 03/01/19	794	816
5.50%, 08/01/19	248	260
5.00%, 05/01/21	1,248	1,298
5.00%, 12/01/21	121	126
5.00%, 02/01/23	88	91
5.00%, 03/01/23	54	56
5.00%, 05/01/23	232	241
5.00%, 07/01/23	1,191	1,233
5.00%, 07/01/23	2,157	2,233
5.00%, 08/01/23	1,316	1,363
7.00%, 11/01/30	123	133
7.00%, 02/01/31	38	42
7.00%, 06/01/31	32	35
7.00%, 10/01/32	104	113
5.00%, 08/01/35	131	134
5.00%, 08/01/35	149	152
5.00%, 10/01/35	1,834	1,872
5.00%, 11/01/35	472	482
5.00%, 11/01/35	496	506
5.00%, 01/01/36	207	211
4.50%, 04/01/38	79	79
4.50%, 09/01/38	76	76
4.50%, 02/01/39	1,174	1,170
4.50%, 02/01/39	5,465	5,447
4.50%, 03/01/39	3,699	3,687
		28,850
Federal National Mortgage Association - 8.4%

Federal National Mortgage Association
5.00%, 11/01/17	68	71
6.00%, 01/01/18	36	38
5.00%, 02/01/18	316	331
5.00%, 12/01/18	491	514
5.00%, 03/01/21	484	504
7.50%, 09/01/29	41	45
5.00%, 07/01/33, TBA (g)	15,600	15,819
5.00%, 09/01/33	633	648
7.00%, 10/01/33	305	333
4.50%, 11/01/33	172	173
4.50%, 12/01/33	335	336
5.00%, 04/01/35	310	316
5.00%, 06/01/35	264	269
5.00%, 06/01/35	691	706
5.00%, 07/01/35	314	321
5.00%, 08/01/35	359	367
5.00%, 08/01/35	300	307
5.00%, 08/01/35	383	391
4.50%, 09/01/35	770	772
4.50%, 09/01/35	317	317
5.00%, 09/01/35	274	280
5.00%, 09/01/35	111	114
5.00%, 10/01/35	406	415
5.00%, 10/01/35	273	279
4.50%, 02/01/39	8,639	8,632
4.50%, 02/01/39	994	993
4.50%, 03/01/39	2,372	2,370
4.50%, 03/01/39	8,552	8,545
		44,206
Government National Mortgage Association - 3.2%
Government National Mortgage Association
6.50%, 04/15/26	41	44
5.55%, 11/15/35	107	112
7.00%, 01/15/33	44	47
6.00%, 02/15/33	145	151
6.00%, 03/15/33	42	44
5.50%, 05/15/33	110	115
7.00%, 05/15/33	22	24
5.50%, 05/20/33	166	172
5.00%, 06/20/33	90	92
5.50%, 07/15/33	52	54
5.00%, 10/15/33	238	244
6.00%, 10/20/33	170	178
6.00%, 04/15/34	14	14
6.00%, 01/15/35	34	35
5.00%, 07/01/35, TBA (g)	5,300	5,403
5.00%, 12/15/35	434	445
5.00%, 01/15/36	509	520
5.50%, 02/15/36	24	25

5.00%, 03/15/36	34	35
5.00%, 03/15/36	157	161
5.00%, 05/15/36	404	413
5.00%, 06/15/37	102	104
5.00%, 07/15/37	592	605
5.00%, 08/15/37	831	849
5.00%, 02/15/38	704	719
5.00%, 05/15/38	1,620	1,655
5.00%, 06/15/38	552	564
5.00%, 06/15/38	1,010	1,032
5.00%, 06/15/38	818	836
5.00%, 07/15/38	53	54
5.00%, 07/15/38	45	46
5.00%, 09/15/38	1,726	1,763
REMIC, 7.50%, 09/16/35	25	27
		16,582

Total Government and Agency Obligations (cost $129,454)		131,394

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 5.1%
JNL Money Market Fund, 0.19% (a) (h)	26,978	26,978

Securities Lending Collateral - 11.2%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	29,289	29,289
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	30,111	29,460
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,046	-
		58,749

Total Short Term Investments (cost $87,424)		85,727

Total Investments - 115.0% (cost $623,910)		605,048
Other Assets and Liabilities, Net - (15.0%)		(79,076)
Total Net Assets - 100%		$ 525,972

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 99.7%
Certificates of Deposit - 12.5%
Bank of America Corp., 0.75%, 12/03/09	$ 15,000	$ 15,000
BNP Paribas, 1.05%, 11/02/09	14,000	14,000
Calyon NY
0.83%, 11/10/09	13,000	13,000
0.68%, 02/26/10 (i)	13,000	12,976
Canadian Imperial Bank of New York, 0.87%, 05/26/10 (i)	12,000	12,000
DNB Nor Bank ASA, 0.67%, 12/09/09	14,000	14,000
Procter & Gamble Co.
0.66%, 09/09/09 (i)	6,355	6,355
1.00%, 05/07/10 (i)	5,240	5,240
Procter & Gamble International Funding SCA,

1.22%, 02/08/10 (i)	6,000	6,000
Societe Generale, 0.68%, 11/16/09	15,000	15,000
Svenska Handelsbanken
0.80%, 11/12/09	13,000	13,000
0.86%, 06/10/10	7,500	7,500
Target Corp., 1.11%, 08/07/09 (i)	2,000	2,000
Toyota Motor Credit Corp., 2.30%, 01/29/10 (i)	12,566	12,566
UBS AG Stamford, 0.73%, 07/17/09	13,000	13,000
		161,637
Commercial Paper - 16.1%
Apreco LLC, 0.25%, 07/01/09 (t) (v)	13,000	13,000
CAFCO LLC, 0.28%, 07/21/09 (t) (v)	10,000	9,998
Chariot Funding LLC, 0.25%, 07/14/09 (t) (v)	12,500	12,499
Ciesco LLC, 0.35%, 08/21/09 (t) (v)	13,000	12,994
Clipper Receivables Co., 0.28%, 07/24/09 (t) (v)	13,000	12,998
CRC Funding LLC, 0.28%, 07/29/09 (t) (v)	12,000	11,997
Falcon Asset Securitization Co. LLC,
0.27%, 08/07/09 (t) (v)	12,000	11,997
General Electric Capital Corp., 0.17%, 07/14/09	30,000	29,999
HSBC Bank USA, 0.25%, 07/28/09	13,000	13,000
Jupiter Securitization Corp., 0.25%, 07/17/09 (t) (v)	13,000	12,999
Kitty Hawk Funding Corp., 0.28%, 07/22/09 (t) (v)	13,000	12,998
New York Life Cap, 0.30%, 07/24/09	14,000	13,999
Park Avenue Receivables Company LLC,
0.24%, 07/01/09 (t) (v)	13,000	13,000
Ranger Funding Co. LLC, 0.25%, 07/17/09 (t) (v)	13,000	12,999
Yorktown Capital LLC, 0.25%, 07/01/09 (t) (v)	13,000	13,000
		207,477
Federal Home Loan Bank - 16.0%
Federal Home Loan Bank
0.45%, 07/07/09	10,000	9,999
0.41%, 07/10/09	20,000	19,999
0.50%, 07/14/09	20,000	19,997
0.39%, 07/17/09	22,000	21,996
0.59%, 08/11/09	6,000	5,996
0.58%, 08/19/09	34,000	33,973
0.58%, 08/21/09	25,000	24,980
0.58%, 09/09/09	7,000	6,992
0.44%, 09/16/09	7,000	6,993
0.52%, 09/16/09	13,000	12,987
0.35%, 10/16/09	15,000	14,984
0.38%, 10/30/09	20,000	19,974
0.31%, 12/04/09	8,000	7,990
		206,860
Federal Home Loan Mortgage Corp. - 27.7%
Federal Home Loan Mortgage Corp.
0.55%, 07/06/09	6,000	6,000
0.50%, 07/07/09	20,000	19,998
0.57%, 08/10/09	45,000	44,972
0.58%, 08/10/09	24,500	24,485

0.56%, 08/31/09	35,000	34,967
0.58%, 09/08/09	30,000	29,967
0.43%, 09/09/09	10,000	9,992
0.42%, 09/14/09	7,500	7,494
0.52%, 09/14/09	25,000	24,974
0.60%, 09/14/09	30,000	29,962
6.63%, 09/15/09	20,000	20,253
0.42%, 09/21/09	10,000	9,990
0.42%, 10/05/09	45,000	44,940
0.34%, 11/02/09	25,000	24,972
0.25%, 11/16/09	15,000	14,987
1.09%, 02/04/10 (i)	9,000	9,000
		356,953
Federal National Mortgage Association - 15.1%
Federal National Mortgage Association
0.35%, 07/01/09	25,000	25,000
0.50%, 07/01/09	13,000	13,000
0.52%, 07/15/09	25,000	24,995
0.57%, 08/12/09	30,000	29,981
0.58%, 08/12/09	10,000	9,993
0.57%, 08/19/09	20,000	19,986
0.56%, 08/26/09	25,000	24,978
0.58%, 09/09/09	7,000	6,992
0.44%, 09/25/09	7,500	7,492
0.42%, 10/07/09	20,000	19,978
0.38%, 10/14/09	12,000	11,987
		194,382
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 0.38% (h)	171	171

Repurchase Agreement - 12.3%
Repurchase Agreement with Banc of America Securities,
0.09% (Collateralized by $118,715 Federal
National Mortgage Association, 4.50% - 6.00%,
due 01/01/34 – 07/01/39, value $119,168 and
$43,016 Federal Home Loan Mortgage Corp.,
6.00%, due 11/01/47, value $43,216) acquired
on 06/30/09, due 07/01/09 at $159,20.	$ 159,200	159,200

Total Short Term Investments (cost $1,286,680)		1,286,680

Total Investments - 99.7% (cost $1,286,680)		1,286,680
Other Assets and Liabilities, Net - 0.3%		4,280
Total Net Assets - 100%		$1,290,960

JNL/Select Value Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 7.7%
Coach Inc.	135	$ 3,634
Comcast Corp. - Class A	572	8,282

Gap Inc. (e)	152	2,499
Home Depot Inc. (e)	165	3,889
Kohl’s Corp. (c) (e)	121	5,160
Mattel Inc. (e)	350	5,616
Stanley Works (e)	148	4,995
Staples Inc. (e)	271	5,460
Viacom Inc. - Class B (c) (e)	136	3,087
		42,622
CONSUMER STAPLES - 9.1%
CVS Caremark Corp.	217	6,913
General Mills Inc.	51	2,841
Kimberly-Clark Corp.	107	5,631
Kroger Co. (e)	236	5,206
Nestle SA - ADR	171	6,439
PepsiCo Inc.	153	8,403
Philip Morris International Inc.	143	6,233
Safeway Inc. (e)	200	4,080
Sysco Corp.	195	4,386
		50,132
ENERGY - 16.6%
Apache Corp. (e)	77	5,548
BP Plc - ADR (e)	118	5,617
Chevron Corp.	240	15,893
EOG Resources Inc.	38	2,588
Exxon Mobil Corp.	353	24,650
Marathon Oil Corp.	226	6,815
Newfield Exploration Co. (c)	125	4,097
Occidental Petroleum Corp.	175	11,504
Total SA - ADR	165	8,937
XTO Energy Inc. (e)	150	5,719
		91,368
FINANCIALS - 21.4%
ACE Ltd.	262	11,606
Ameriprise Financial Inc.	111	2,684
AON Corp.	151	5,718
Bank of America Corp.	726	9,577
Bank of New York Mellon Corp.	264	7,727
Chubb Corp.	181	7,222
Goldman Sachs Group Inc. (e)	115	16,956
JPMorgan Chase & Co.	569	19,395
Kimco Realty Corp. (e)	187	1,879
PNC Financial Services Group Inc.	184	7,141
Principal Financial Group Inc.	112	2,104
Regency Centers Corp. (e)	63	2,185
Unum Group	321	5,083
Wells Fargo & Co.	766	18,590
		117,867
HEALTH CARE - 11.7%
Abbott Laboratories	155	7,272
Baxter International Inc.	144	7,632

Cardinal Health Inc.	146	4,469
Covidien Plc	127	4,770
Johnson & Johnson	95	5,419
Pfizer Inc.	805	12,076
Schering-Plough Corp.	262	6,589
Teva Pharmaceutical Industries Ltd. - ADR	118	5,827
UnitedHealth Group Inc.	274	6,850
Zimmer Holdings Inc. (c)	85	3,634
		64,538
INDUSTRIALS - 9.5%
Cummins Inc.	216	7,595
General Electric Co. (e)	733	8,595
Illinois Tool Works Inc. (e)	117	4,384
Ingersoll-Rand Co. Ltd. - Class A (c) (e)	299	6,241
Lockheed Martin Corp.	67	5,428
PACCAR Inc. (e)	125	4,074
Precision Castparts Corp.	87	6,324
United Parcel Service Inc. - Class B	84	4,219
Waste Management Inc. (e)	203	5,711
		52,571
INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc. (c)	425	7,926
Hewlett-Packard Co. (e)	192	7,401
Ingram Micro Inc. - Class A (c) (e)	317	5,554
Intel Corp. (e)	521	8,624
Microsoft Corp.	398	9,456
Texas Instruments Inc. (e)	285	6,068
		45,029
MATERIALS - 3.8%
Agrium Inc.	153	6,115
Cliffs Natural Resources Inc. (e)	177	4,342
EI Du Pont de Nemours & Co. (e)	205	5,244
Mosaic Co.	115	5,103
		20,804
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	558	13,857
Verizon Communications Inc.	184	5,658
		19,515
UTILITIES - 5.2%
Edison International Inc.	180	5,653
Entergy Corp.	84	6,488
Exelon Corp. (e)	100	5,095
FPL Group Inc. (e)	116	6,613
NRG Energy Inc. (c) (e)	55	1,428
SCANA Corp.	102	3,315
		28,592

Total Common Stocks (cost $592,373)		533,038

SHORT TERM INVESTMENTS - 4.6%

Mutual Funds - 3.3%
JNL Money Market Fund, 0.19% (a) (h)	18,162	18,162
Securities Lending Collateral - 1.3%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	2,314	2,314
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	4,939	4,833
Mellon GSL Reinvestment Trust II (d) (f) (u)	631	-
		7,147

Total Short Term Investments (cost $26,046)		25,309

Total Investments - 101.3% (cost $618,419)		558,347
Other Assets and Liabilities, Net - (1.3%)		(7,016)
Total Net Assets - 100%		$ 551,331

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.1%
Amazon.com Inc. (c)	331	$ 27,700
Apollo Group Inc. - Class A (c) (e)	55	3,940
AutoZone Inc. (c) (e)	56	8,523
Dollar Tree Inc. (c)	84	3,553
Expedia Inc. (c) (e)	208	3,143
Lowe’s Cos. Inc.	181	3,515
Marriott International Inc. - Class A (e)	143	3,156
McDonald’s Corp.	85	4,875
McGraw-Hill Cos. Inc.	342	10,301
MGM Mirage Inc. (c) (e)	98	629
Nike Inc. - Class B (e)	103	5,344
O’Reilly Automotive Inc. (c) (e)	73	2,787
Priceline.com Inc. (c) (e)	23	2,599
Yum! Brands Inc. (e)	154	5,138
		85,203
CONSUMER STAPLES - 8.3%
Coca-Cola Co. (e)	120	5,768
Costco Wholesale Corp. (e)	105	4,789
CVS Caremark Corp.	196	6,254
Danone	86	4,263
Nestle SA	127	4,800
PepsiCo Inc.	206	11,311
Procter & Gamble Co.	168	8,573
Wal-Mart Stores Inc.	165	7,973
		53,731
ENERGY - 7.7%
Cameron International Corp. (c) (e)	134	3,798
Chevron Corp.	41	2,710
EOG Resources Inc.	61	4,170
Exxon Mobil Corp.	105	7,348
Murphy Oil Corp.	56	3,036
Occidental Petroleum Corp.	43	2,830

Petroleo Brasileiro SA - ADR	258	8,614
Schlumberger Ltd.	234	12,635
Smith International Inc. (e)	122	3,142
Suncor Energy Inc. (e)	58	1,772
		50,055
FINANCIALS - 11.0%
American Express Co. (e)	200	4,641
Bank of America Corp.	632	8,336
Bank of New York Mellon Corp.	135	3,954
BlackRock Inc. (e)	12	2,070
Charles Schwab Corp. (e)	168	2,952
Franklin Resources Inc. (e)	33	2,376
Goldman Sachs Group Inc. (e)	41	5,986
IntercontinentalExchange Inc. (c) (e)	39	4,444
JPMorgan Chase & Co.	253	8,613
Moody’s Corp. (e)	90	2,379
Morgan Stanley (e)	161	4,599
Northern Trust Corp. (e)	63	3,376
PNC Financial Services Group Inc.	41	1,603
State Street Corp. (e)	180	8,510
U.S. Bancorp (e)	163	2,919
Wells Fargo & Co. (e)	202	4,896
		71,654
HEALTH CARE - 15.2%
Allergan Inc.	164	7,784
Becton Dickinson & Co.	15	1,077
Celgene Corp. (c)	78	3,727
Covidien Plc	59	2,203
DENTSPLY International Inc. (e)	49	1,492
Elan Corp. Plc - ADR (c) (e)	284	1,808
Express Scripts Inc. (c)	183	12,547
Gilead Sciences Inc. (c) (e)	316	14,811
Illumina Inc. (c) (e)	34	1,336
Intuitive Surgical Inc. (c) (e)	28	4,517
McKesson Corp.	126	5,535
Medco Health Solutions Inc. (c)	440	20,068
Novo-Nordisk A/S - Class B	52	2,821
St. Jude Medical Inc. (c)	117	4,796
Stryker Corp. (e)	84	3,330
Teva Pharmaceutical Industries Ltd. - ADR (e)	79	3,888
WellPoint Inc. (c) (e)	130	6,631
		98,371
INDUSTRIALS - 7.3%
3M Co.	45	2,704
Danaher Corp. (e)	334	20,640
Deere & Co. (e)	66	2,645
Expeditors International Washington Inc. (e)	138	4,584
Lockheed Martin Corp. (e)	60	4,863
Quanta Services Inc. (c)	108	2,500
Republic Services Inc. - Class A	159	3,881

Union Pacific Corp. (e)	21	1,088
United Parcel Service Inc. - Class B (e)	88	4,419
		47,324
INFORMATION TECHNOLOGY - 29.4%
Accenture Ltd.	184	6,147
Apple Inc. (c)	230	32,759
Autodesk Inc. (c)	212	4,027
Automatic Data Processing Inc.	140	4,976
Broadcom Corp. - Class A (c) (e)	160	3,956
Cisco Systems Inc. (c)	411	7,654
Companhia Brasileira de Meios de Pagamento (c) (u)	310	2,664
Dolby Laboratories Inc. - Class A (c) (e)	134	5,007
Fiserv Inc. (c)	96	4,383
Google Inc. - Class A (c)	62	26,265
Intel Corp.	230	3,803
Juniper Networks Inc. (c) (e)	221	5,218
Marvell Technology Group Ltd. (c)	445	5,180
MasterCard Inc. (e)	39	6,559
McAfee Inc. (c) (e)	175	7,400
Microsoft Corp.	439	10,425
QUALCOMM Inc.	341	15,427
Redecard SA	40	606
Research In Motion Ltd. (c)	86	6,089
Salesforce.com Inc. (c) (e)	65	2,485
Tencent Holdings Ltd.	472	5,511
VeriSign Inc. (c) (e)	266	4,918
Visa Inc. - Class A (e)	177	11,039
Western Union Co.	527	8,644
		191,142
MATERIALS - 3.0%
Agnico-Eagle Mines Ltd.	9	472
BHP Billiton Ltd.	162	4,527
Monsanto Co.	54	4,044
Potash Corp. of Saskatchewan Inc.	12	1,107
Praxair Inc.	127	9,012
		19,162
TELECOMMUNICATION SERVICES - 4.4%
American Tower Corp. (c)	331	10,427
Bharti Airtel Ltd. (c)	46	774
Crown Castle International Corp. (c) (e)	497	11,945
Leap Wireless International Inc. (c) (e)	76	2,490
MetroPCS Communications Inc. (c) (e)	197	2,619
		28,255

Total Common Stocks (cost $690,235)		644,897

SHORT TERM INVESTMENTS - 12.7%
Mutual Funds - 1.0%
JNL Money Market Fund, 0.19% (a) (h)	287	287
T. Rowe Price Reserves Investment Fund, 0.39% (a) (h)	6,107	6,107

		6,394
Securities Lending Collateral - 11.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	36,690	36,690
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	39,920	39,058
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,745	-
		75,748

Total Short Term Investments (cost $84,749)		82,142

Total Investments - 112.1% (cost $774,984)		727,039
Other Assets and Liabilities, Net - (12.1%)		(78,273)
Total Net Assets - 100%		$ 648,766

JNL/T. Rowe Price Mid-Cap Growth Fund * (y)
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 13.1%
Amazon.com Inc. (c)	73	$ 6,107
Bed Bath & Beyond Inc. (c) (e)	184	5,658
Cablevision Systems Corp. - Class A (e)	257	4,988
Carmax Inc. (c) (e)	355	5,218
Chipotle Mexican Grill Inc. - Class B (c)	93	6,490
Discovery Communications Inc. - Class A (c)	145	3,270
Discovery Communications Inc. - Class C (c)	170	3,490
Expedia Inc. (c)	419	6,331
Marriott International Inc. - Class A (e)	369	8,144
O'Reilly Automotive Inc. (c) (e)	135	5,141
Other Securities		19,468
		74,305
CONSUMER STAPLES - 1.5%
Whole Foods Market Inc. (e)	294	5,580
Other Securities		2,837
		8,417
ENERGY - 8.7%
CNX Gas Corp. (c) (e)	197	5,175
Consol Energy Inc.	148	5,026
FMC Technologies Inc. (c)	148	5,562
Smith International Inc. (e)	245	6,309
Other Securities		27,324
		49,396
FINANCIALS - 9.7%
Eaton Vance Corp.	198	5,296
IntercontinentalExchange Inc. (c)	49	5,598
MSCI Inc. (c)	231	5,646
Other Securities		38,833
		55,373
HEALTH CARE - 16.5%
Cephalon Inc. (c) (e)	135	7,648
CR Bard Inc.	74	5,509

Edwards Lifesciences Corp. (c)	97	6,599
Henry Schein Inc. (c) (e)	147	7,049
Illumina Inc. (c) (e)	149	5,802
Intuitive Surgical Inc. (c) (e)	29	4,746
Millipore Corp. (c)	74	5,196
Vertex Pharmaceuticals Inc. (c) (e)	133	4,740
Waters Corp. (c) (e)	108	5,559
Other Securities		41,161
		94,009
INDUSTRIALS - 17.0%
AMETEK Inc. (e)	279	9,648
Fastenal Co. (e)	164	5,440
IDEX Corp. (e)	222	5,455
McDermott International Inc. (c)	289	5,870
Quanta Services Inc. (c)	314	7,263
Robert Half International Inc. (e)	281	6,637
Rockwell Collins Inc.	221	9,239
Roper Industries Inc. (e)	221	10,014
Other Securities		36,999
		96,563
INFORMATION TECHNOLOGY - 24.6%
Altera Corp.	337	5,486
Dolby Laboratories Inc. - Class A (c) (e)	155	5,778
Electronic Arts Inc. (c)	269	5,843
Factset Research Systems Inc. (e)	97	4,837
Fiserv Inc. (c)	147	6,718
Global Payments Inc.	226	8,466
Juniper Networks Inc. (c)	394	9,298
Marvell Technology Group Ltd. (c)	441	5,133
McAfee Inc. (c) (e)	176	7,425
Red Hat Inc. (c)	308	6,200
SAIC Inc. (c)	443	8,218
Western Union Co.	543	8,905
Xilinx Inc. (e)	259	5,299
Other Securities		52,029
		139,635
MATERIALS - 2.1%
Agnico-Eagle Mines Ltd.	169	8,869
Other Securities		3,292
		12,161
TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (c)	208	6,558
Other Securities		5,681
		12,239

Total Common Stocks (cost $587,047)		542,098

WARRANTS - 0.0%
Agnico-Eagle Mines Ltd. (c)	6	129

Total Warrants (cost $30)		129

SHORT TERM INVESTMENTS - 30.1%
Mutual Funds - 5.4%
JNL Money Market Fund, 0.19% (a) (h)	3,947	3,947
T. Rowe Price Reserves Investment Fund, 0.39% (a) (h)	26,910	26,910
		30,857
Securities Lending Collateral - 24.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	57,723	57,723
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	84,752	82,921
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,339	-
		140,644

Total Short Term Investments (cost $175,671)		171,501

Total Investments - 125.4% (cost $762,748)		713,728
Other Assets and Liabilities, Net - (25.4%)		(144,405)
Total Net Assets - 100%		$ 569,323

JNL/T. Rowe Price Value Fund * (y)
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 16.4%
Bed Bath & Beyond Inc. (c) (e)	213	$ 6,534
Cablevision Systems Corp. - Class A (e)	347	6,743
Discovery Communications Inc. - Class A (c)	100	2,257
Discovery Communications Inc. - Class C (c)	238	4,890
Fortune Brands Inc.	133	4,613
Home Depot Inc.	302	7,139
International Game Technology (e)	232	3,689
Kohl's Corp. (c) (e)	130	5,566
Liberty Media Corp. - Capital (c) (e)	175	2,377
Liberty Media Corp. - Entertainment - Class A (c)	90	2,416
Time Warner Cable Inc.	144	4,564
Time Warner Inc. (e)	237	5,980
Other Securities		24,763
		81,531
CONSUMER STAPLES - 5.8%
Avon Products Inc. (e)	171	4,411
Kimberly-Clark Corp.	85	4,478
Wal-Mart Stores Inc.	92	4,471
Other Securities		15,610
		28,970
ENERGY - 13.3%
Exxon Mobil Corp.	75	5,250
Murphy Oil Corp.	119	6,448
Royal Dutch Shell Plc - ADR	152	7,609
Schlumberger Ltd.	124	6,683
Spectra Energy Corp.	452	7,646
StatoilHydro ASA	258	5,086

StatoilHydro ASA - ADR	15	299
Total SA - ADR	161	8,731
Other Securities		18,079
		65,831
FINANCIALS - 17.5%
American Express Co.	226	5,252
Ameriprise Financial Inc.	179	4,332
Bank of America Corp.	865	11,411
First Horizon National Corp. (c) (e)	433	5,194
JPMorgan Chase & Co.	206	7,040
Lazard Ltd. - Class A	228	6,149
St. Joe Co. (c) (e)	251	6,660
State Street Corp. (e)	96	4,531
Other Securities		36,250
		86,819
HEALTH CARE - 10.4%
Amgen Inc. (c) (e)	114	6,051
Covidien Plc	155	5,796
Johnson & Johnson	112	6,379
Medtronic Inc.	166	5,778
Wyeth	152	6,886
Other Securities		20,676
		51,566

INDUSTRIALS - 9.4%
3M Co.	104	6,220
General Electric Co. (e)	589	6,904
Illinois Tool Works Inc. (e)	159	5,952
Southwest Airlines Co. (e)	954	6,422
Other Securities		21,056
		46,554
INFORMATION TECHNOLOGY - 10.8%
Dell Inc. (c) (e)	405	5,559
International Business Machines Corp. (e)	52	5,472
Microsoft Corp.	472	11,210
Texas Instruments Inc. (e)	337	7,178
Tyco Electronics Ltd.	277	5,157
Western Union Co.	387	6,340
Other Securities		12,645
		53,561
MATERIALS - 4.4%
Weyerhaeuser Co.	193	5,864
Other Securities		15,958
		21,822
TELECOMMUNICATION SERVICES - 1.6%
Sprint Nextel Corp. (c) (e)	914	4,398
Other Securities		3,698
		8,096
UTILITIES - 4.1%

Entergy Corp.	93	7,171
NRG Energy Inc. (c) (e)	209	5,428
Pinnacle West Capital Corp. (e)	157	4,730
Other Securities		2,830
		20,159

Total Common Stocks (cost $588,347)		464,909

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.7%
Other Securities		3,528

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		488

Total Preferred Stocks (cost $2,847)		4,016

INVESTMENT FUNDS - 1.5%
T. Rowe Price Institutional Floating Rate Fund (a)	809	7,562

Total Investment Funds (cost $6,682)		7,562

CORPORATE BONDS AND NOTES - 1.2%
CONSUMER DISCRETIONARY - 0.8%
International Game Technology, 3.25%, 05/01/14 (t) (u)	$ 777	836
Other Securities		2,872
		3,708
MATERIALS - 0.4%
Other Securities		2,077

Total Corporate Bonds and Notes (cost $4,943)		5,785

SHORT TERM INVESTMENTS - 12.0%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.19% (a) (h)	961	961
T. Rowe Price Reserves Investment Fund, 0.39% (a) (h)	13,626	13,626
		14,587

Securities Lending Collateral - 9.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	19,179	19,179
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	26,403	25,832
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,103	-
		45,011

Total Short Term Investments (cost $61,272)		59,598

Total Investments - 109.2% (cost $664,091)		541,870
Other Assets and Liabilities, Net - (9.2%)		(45,760)
Total Net Assets - 100%		$ 496,110

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2009

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2009, the percentage of shares outstanding held by each Fund in the
Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial

Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 Fair Value Measurements table on page 101 and Note 2 in the Notes to the Financial
Statements.
(g)	Investment purchased on a when-issued basis. As of June 30, 2009, the total cost of investments purchased on a when-issued basis was as follows: JNL/Goldman Sachs Core Plus Bond Fund $57,405;
JNL/Goldman Sachs Short Duration Bond Fund $14,763; JNL/Mellon Capital Management Bond Index Fund $15,877; JNL/PIMCO Real Return Fund $23,120; JNL/PIMCO Total Return Bond Fund
$584,030; and JNL/Select Balanced Fund $21,222.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2009.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2009.
(j)	Zero coupon security. Rate stated was the effective yield as of June 30, 2009.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2009.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in the following funds were collateralized with cash as of June 30, 2009: JNL/Goldman Sachs Core Plus Bond Fund $1,481; JNL/PIMCO Real Return Fund $2,048; and JNL/PIMCO
Total Return Bond Fund $820.
(n)

All or a portion of the security or cash is segregated as collateral for securities sold short. Total value of segregated securities at June 30, 2009 for JNL/Credit Suisse Long/Short Fund was $25,417 .

and JNL/Franklin Templeton Mutual Shares Fund was $9,915.
(o)	All or a portion of the security or cash is pledged as collateral for open futures contracts. As of June 30, 2009 the value of collateral was as follows: JNL/Goldman Sachs Core Plus Bond Fund $2,040;
JNL/Goldman Sachs Short Duration Bond Fund $1,879; JNL/Mellon Capital Management S&P 500 Index Fund $2,364; JNL/Mellon Capital Management S&P 400 MidCap Index Fund $645;
JNL/Mellon Capital Management Small Cap Index Fund $130; JNL/Mellon Capital Management International Index Fund $880; JNL/PIMCO Real Return Fund $1,669; and JNL/PIMCO Total Return
Bond Fund $3,435.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note in Note 3 of the Notes to the Financial Statements.
(t)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.

(u)	Illiquid security. At June 30, 2009, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $1,355 - 0.7%;
JNL/Capital Guardian Global Balanced Fund, $5,088 - 2.5%; JNL/Capital Guardian Global Diversified Research Fund, $1,193 - 0.6%; JNL/Capital Guardian International Small Cap Fund,
$2,867 - 3.9%; JNL/Franklin Templeton Income Fund, $26,578 - 5.1%; JNL/Franklin Templeton Mutual Shares Fund, $11,523 - 4.0%; JNL/Goldman Sachs Core Plus Bond Fund, $10,500 - 1.7%;
JNL/Goldman Sachs Short Duration Bond Fund, $9.993 - 2.7%; JNL/JPMorgan International Value Fund, $3,270 - 0.8%; JNL/JPMorgan MidCap Growth Fund, $257 - 0.2%;
JNL/JPMorgan U.S. Government & Quality Bond Fund, $6,671 - 1.0%; JNL/Lazard Emerging Markets Fund, $4,355 - 1.2%; JNL/M&G Global Basics Fund, $438 - 4.7%;
JNL/Mellon Capital Management European 30 Fund, $128 - 2.9%; JNL/Mellon Capital Management Pacific Rim 30 Fund, $345 - 3.4%; JNL/Mellon Capital Management International Index Fund,
$5,097 - 1.1%; JNL/Oppenheimer Global Growth Fund, $2,366 - 1.2%; JNL/PAM Asia ex-Japan Fund, $61 - 0.1%; JNL/PAM China-India Fund, $1,201 - 1.2%; JNL/PIMCO Real Return Fund,
$1,153 - 0.1%; JNL/PIMCO Total Return Bond Fund, $28,880 - 1.7%; JNL/PPM America High Yield Bond Fund, $8,580 - 2.3%; JNL/T. Rowe Price Established Growth Fund, $2,664 - 0.4%; and
JNL/T. Rowe Price Value Fund, $1,876 - 0.4%. At June 30, 2009, the only illiquid security held by some Funds was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at
June 30, 2009 and these Funds are not listed in detail in this section.
(v)	Rule 144A or Section 4(2) liquid security, the Fund deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of June 30, 2009, the value of Rule 144A and
Section 4(2) liquid securities was as follows: JNL/Credit Suisse Global Natural Resources Fund $11,075; JNL/Franklin Templeton Income Fund $76,912; JNL/Goldman Sachs Core Plus Bond
Fund $31,803; JNL/Goldman Sachs Short Duration Bond Fund $33,816; JNL/JPMorgan U.S. Government & Quality Bond Fund $4,616; JNL/Mellon Capital Management Bond Index Fund $1,111;
JNL/PIMCO Real Return Fund $50,439; JNL/PIMCO Total Return Bond Fund $153,999; JNL/PPM America High Yield Bond Fund $63,272; JNL/Select Balanced Fund $5,527; and JNL/Select Money
Market Fund $150,479.
(w)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(x)	The Fund had an unfunded loan commitment relating to this security at June 30, 2009. See Unfunded Loan Commitments table on page 101 and Note 3 in the Notes to the Financial Statements.
(y)

For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2009. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder
Service Center at 888-276-0061.

Currencies:
ARS - Argentine Peso	RUB - Russian Ruble
AUD - Australian Dollar	SEK - Swedish Krona
BRL - Brazilian Real	SGD - Singapore Dollar
CAD - Canadian Dollar	TRY - New Turkish Lira
CHF - Swiss Franc	TWD - Taiwan Dollar
CLP - Chilean Peso	USD - United States Dollar
CNY - Chinese Yuan	UYU - Uruguayan Peso
COP - Colombian Peso	ZAR - South African Rand
DKK - Danish Krone	Abbreviations:
EGP - Egyptian Pound	"-" Amount rounds to less than one thousand.	SPDR - Standard & Poor's Depository Receipt
EUR - European Currency Unit (Euro)	ABS - Asset Backed Security	TBA - To Be Announced (Securities purchased on a when-issued basis)
GBP - British Pound	ADR - American Depositary Receipt	virt-x - a crossborder Recognized Investment Exchange
HKD - Hong Kong Dollar	AMBAC - AMBAC Indemnity Corp.	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
HUF - Hungarian Forint	ASX - Australian Stock Exchange	a term of 4.5 to 5.5 years
IDR - Indonesian Rupiah	CPI - Consumer Price Index	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
INR - Indian Rupee	ETF - Exchange-Traded Fund	a term of 24 to 35 years
JPY - Japanese Yen	FGIC - Financial Guaranty Insurance Co.	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
KRW - Korean Won	FSA - Financial Security Assurance Inc.	with a term of 1.75 to 2.25 years
MXN - Mexican Peso	GDR - Global Depository Receipt
MYR - Malaysian Ringgit	LIBOR - London Interbank Offered Rate
NOK - Norwegian Krone	MBIA - Municipal Bond Investors Assurance
NZD - New Zealand Dollar	MBS - Mortgage Backed Security
PEN - Peruvian Nuevo Sol	NYS - New York Registered Shares
PHP - Philippine Peso	REIT - Real Estate Investment Trust
PLN - Polish Zloty	REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at June 30, 2009.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 283	0.1%
ASAT Holdings Ltd. 07/24/11	01/04/2008	-	-	-
ASAT Holdings Ltd., 13.00%	07/28/2006	1	-	-
Australia & New Zealand Banking Group Ltd.	05/29/2009	86	101	-
BAT International Finance Plc, 8.13%, 11/15/13	03/03/2009	162	163	0.1
Charter Communications Operating LLC, 8.38%, 04/30/14	12/13/2007	196	192	0.1
Companhia Brasileira de Meios de Pagamento	06/27/2009	148	163	0.1
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	537	156	0.1
DLF Ltd.	02/19/2009	1,641	1,303	0.6
Evergreen Energy Inc., 8.00%, 08/01/12	07/25/2007	60	18	-
Indonesia Government Bond, 10.38%, 05/04/14	05/14/2009	227	228	0.1
Lafarge SA	11/28/2007	506	492	0.3
Orascom Construction Industries	12/12/2007	839	294	0.1
QBE Insurance Group Ltd.	12/09/2007	151	148	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/18/2009	420	427	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	143	138	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	263	0.1
Sumitomo Mitsui Financial Group Inc.	11/28/2007	220	220	0.1
Tenet Healthcare Corp., 8.88%, 07/01/19	06/01/2009	190	201	0.1
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17	12/18/2007	148	134	0.1
US Investigations Services Inc., 10.50%, 11/01/15	11/17/2008	150	163	0.1
		$ 6,421	$ 5,087	2.5%

JNL/Capital Guardian Global Diversified Research Fund
QBE Insurance Group Ltd.	01/06/2009	$ 1,372	$ 1,193	0.6%

JNL/Capital Guardian International Small Cap Fund
361 Degrees International Ltd.	06/25/2009	$ 71	$ 76	0.1%
BaWang International Holding Limited	06/27/2009	74	72	0.1
CapitaCommercial Trust	12/17/2008	237	280	0.4
CapitaMall Trust	10/14/2008	214	231	0.3
Gem Diamonds Ltd.	12/06/2007	370	169	0.2
Gunns Ltd.	12/07/2007	338	237	0.3
Hypermarcas SA	04/18/2008	134	161	0.2
Liberty International Plc	05/23/2009	44	58	0.1
Olam International Ltd.	04/03/2008	601	639	0.9
Shaftesbury Plc	12/06/2007	162	151	0.2
Shaftesbury Plc - Rights	12/06/2007	46	41	-
		$ 2,291	$ 2,115	2.8%

JNL/Franklin Templeton Income Fund
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14	01/08/2009	$ 1,500	$ 1,613	0.3%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 169	0.1%
Cerberus Capital Management LP	08/06/2007	888	169	0.1
Cerberus Capital Management LP	08/06/2007	444	84	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	74	-
Dana Corp., 5.85%, 01/15/15	04/23/2008	4	-	-
Dana Corp., 6.50%, 03/01/09	02/04/2008	3	-	-
Dana Corp., 7.00%, 03/15/09	02/04/2008	6	-	-
Harrah's Investment LP	01/16/2008	39	-	-
Pontus I, 07/31/09	01/23/2008	287	273	0.1
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	254	241	0.1
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	127	221	0.1
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	259	246	0.1
		$ 5,149	$ 1,773	0.6%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 42	$ 4	-%
Axiohm Transaction Solutions Inc.	10/09/2001	153	-	-
Cargill Inc., 5.20%, 01/22/13	01/18/2008	1,424	1,442	0.2
CIT Mortgage Loan Trust REMIC, 1.31%, 05/25/09	10/11/2007	1,505	1,129	0.2
CIT Mortgage Loan Trust REMIC, 1.56%, 01/25/10	10/11/2007	700	198	-
CIT Mortgage Loan Trust REMIC, 1.76%, 09/25/24	10/11/2007	1,280	346	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,291	1,266	0.2
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/16/2007	283	265	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%)	08/18/2008	32	32	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	373	369	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	-	1	-
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	124	127	-
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%)	05/30/2007	151	150	-
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.81%, 05/17/32	01/08/2003	124	97	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Restricted Securities (continued)

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets
JNL/Goldman Sachs Core Plus Bond Fund (continued)
GSMPS Mortgage Loan Trust, 0.54%, 02/25/35	12/10/2002	$ 164	$ 102	-%
Home Interior Gift Inc.	02/13/2006	184	5	-
Merit Securities Corp. REMIC, 1.81%, 09/28/32	12/10/2002	361	291	0.1
Qatar Telecom, 6.50%, 06/10/14	06/02/2009	764	783	0.1
R.H. Donnelley Corp., 11.75%, 05/15/15	07/09/2008	306	113	-
Radnor Holding Corp., 11.00%, 03/15/10	11/13/2003	126	-	-
Rainbow National Services LLC, 10.38%, 09/01/14	01/05/2005	84	83	-
Roche Holdings Inc., 6.00%, 03/01/19	02/18/2009	1,379	1,493	0.2
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	397	-	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34	12/22/2004	45	-	-
Sail Net Interest Margin Notes, 7.75%, 04/27/33	05/23/2003	6	-	-
Station Casinos Inc., 6.50%, 02/01/14	02/19/2009	100	2	-
Station Casinos Inc., 6.88%, 03/01/16	05/03/2005	15	-	-
Station Casinos Inc., 7.75%, 08/15/16	12/13/2006	60	21	-
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17 Moody’s Rating Ba1)	11/05/2007	642	335	0.1
WEA Finance LLC 7.50%, 06/02/14	05/27/2009	470	471	0.1
ZFS Finance USA Trust I 5.88%, 05/09/32	05/04/2007	1,225	886	0.1
		$ 13,810	$ 10,011	2.0%

JNL/Goldman Sachs Short Duration Bond Fund
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14	06/02/2009	$ 1,181	$ 1,183	0.3%
BNP Paribas Capital Trust, 9.00% (callable at 100 on 10/27/10)	06/02/2006	1,635	1,329	0.3
Dexia Credit Local, 2.38%, 09/23/11	06/17/2009	3,897	3,927	1.0
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%)	08/18/2008	213	214	0.1
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%)	04/10/2007	389	405	0.1
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35	07/06/2006	27	1	-
Rabobank Nederland NV, 4.20%, 05/13/14	06/01/2009	1,157	1,147	0.3
Roche Holdings Inc., 4.50%, 03/01/12	05/19/2009	1,786	1,787	0.5
		$ 10,285	$ 9,993	2.6%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 257	0.2%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32	12/29/2006	$ 2,242	$ 2,369	0.4%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/09/2003	3,792	3,630	0.5
CompuCredit Acquired Portfolio Voltage Master Trust, 0.49%, 09/15/18	09/15/2006	779	546	0.1
		$ 6,813	$ 6,545	1.0

JNL/PIMCO Real Return Fund
Banc of America Large Loans Inc. REMIC, 0.80%, 08/15/29	10/18/2007	$ 1,557	$ 1,153	0.1%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 5.05% (callable at 10,000 beginning 12/31/09)	11/10/2003	$ 4,427	$ 3,605	0.2%
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	13,732	13,987	0.8
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	600	434	-
		$ 18,759	$ 18,026	1.0%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 63	$ 6	-%
Axiohm Transaction Solutions Inc.	07/30/2001	127	-	-
CSC Holdings Inc., 8.50%, 04/15/14	01/08/2009	480	530	0.1
Georgia-Pacific LLC, Term Loan B, 4.18%, 06/30/11	10/03/2008	2,034	2,188	0.6
Home Interior Gift Inc.	02/22/2006	174	4	-
Manitoba Telecom Services Inc.	06/10/2005	-	15	-
MGM Mirage Inc., 11.13%, 11/15/17	05/14/2009	789	859	0.2
Newsday Secured, Term Loan, 0.00%, 12/31/49	07/10/2008	800	812	0.2
Radnor Holdings Corp., 11.00%, 03/15/10	11/14/2003	100	-	-
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	132	-	-
Station Casinos Inc., 6.50%, 02/01/14	07/12/2004	993	20	-
Station Casinos Inc., 6.88%, 03/01/16	08/23/2005	2,076	54	-
Station Casinos Inc., 7.75%, 08/15/16	12/11/2006	693	238	0.1
Tenet Healthcare Corp., 8.88%, 07/01/19	06/01/2009	952	1,005	0.3
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 0.00%, 06/30/11	10/03/2008	3,348	2,849	0.8
		$ 12,761	$ 8,580	2.3%

JNL/T. Rowe Price Value Fund
CSC Holdings Inc., 8.50%, 04/15/14	01/08/2009	$ 560	$ 620	0.1%
International Game Technology, 3.25%, 05/01/14	05/07/2009	777	836	0.2
MGM Mirage Inc., 10.38%, 05/15/14	05/15/2009	170	182	-
MGM Mirage Inc., 11.13%, 11/15/17	05/15/2009	219	238	0.1
		$ 1,726	$ 1,876	0.4%

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Unfunded Loan Commitments - See Note 3 in the Notes to the Financial Statements for further discussion of unfunded loan commitments. The following table details unfunded loan commitments for the following Funds at June 30, 2009.

Unfunded
JNL/Franklin Templeton Income Fund	Commitment
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.85%, 04/26/15	$ 60

JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp., Term Loan, 5.35%, 10/10/13	$ 97

SFAS No. 157 "Fair Value Measurements" Schedules - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 157. The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2009 by valuation level. Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table. Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL Institutional Alt 20 Fund	$ 28,792	$ -	$ -	$ 28,792	$ -	$ -	$ -	$ -
JNL Institutional Alt 35 Fund	$ 49,875	$ -	$ -	$ 49,875	$ -	$ -	$ -	$ -
JNL Institutional Alt 50 Fund	$ 50,276	$ -	$ -	$ 50,276	$ -	$ -	$ -	$ -
JNL Institutional Alt 60 Fund	$ 29,016	$ -	$ -	$ 29,016	$ -	$ -	$ -	$ -
JNL/AIM International Growth Fund
Common Stocks - Energy	$ 18,985	$ 4,945	$ -	$ 23,930	$ -	$ -	$ -	$ -
Securities Lending Collateral	7,270	20,803	-	28,073	-	-	-	-
Security Categories for which all valuations are Level 1	240,458	-	-	240,458	-	-	-	-
Fund Total	$ 266,713	$ 25,748	$ -	$ 292,461	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund
Securities Lending Collateral	$ 6,773	$ 7,448	$ -	$ 14,221	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	440,232	-	-	440,232	-	-	-	-
Fund Total	$ 447,005	$ 7,448	$ -	$ 454,453	$ -	$ -	$ -	$ -
JNL/AIM Global Real Estate Fund
Common Stocks - Financials	$ 175,679	$ 2,584	$ -	$ 178,263	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	82	-	82	-	-	-	-
Securities Lending Collateral	8,155	21,362	-	29,517	-	-	-	-
Security Categories for which all valuations are Level 1	12,848	-	-	12,848	-	-	-	-
Fund Total	$ 196,682	$ 24,028	$ -	$ 220,710	$ -	$ -	$ -	$ -
JNL/AIM Small Cap Growth Fund
Securities Lending Collateral	$ 5,919	$ 6,474	$ -	$ 12,393	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	59,702	-	-	59,702	-	-	-	-
Fund Total	$ 65,621	$ 6,474	$ -	$ 72,095	$ -	$ -	$ -	$ -

JNL/Capital Guardian Global Balanced Fund
Common Stocks - Consumer Discretionary	$ 10,660	$ 134	$ -	$ 10,794	$ -	$ -	$ -	$ -
Common Stocks - Financials	22,861	45	-	22,906	-	-	-	-
Common Stocks - Health Care	11,429	139	-	11,568	-	-	-	-
Common Stocks - Industrials	8,964	449	-	9,413	-	-	-	-
Common Stocks - Information Technology	18,241	402	-	18,643	-	-	-	-
Common Stocks - Materials	9,420	289	-	9,709	-	-	-	-
Common Stocks - Utilities	2,800	35	-	2,835	-	-	-	-
Corporate Bond and Notes	154	11,316	-	11,470	-	-	-	-
Foreign Government Securities	-	36,905	-	36,905	-	-	-	-
Rights	-	25	-	25	-	-	-	-
U.S. Government Securities	-	22,711	-	22,711	-	-	-	-
U.S. Government Agency MBS	-	4,833	-	4,833	-	-	-	-
Securities Lending Collateral	11,521	16,996	-	28,517	-	-	-	-
Security Categories for which all valuations are Level 1	40,224	-	-	40,224	-	-	-	-
Fund Total	$ 136,274	$ 94,279	$ -	$ 230,553	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks - Health Care	$ 21,665	$ 1,743	$ -	$ 23,408	$ -	$ -	$ -	$ -
Common Stocks - Materials	12,705	2,320	-	15,025	-	-	-	-
Corporate Bond and Notes	-	233	-	233	-	-	-	-
Rights	-	404	-	404	-	-	-	-
Securities Lending Collateral	1,656	12,515	-	14,171	-	-	-	-
Security Categories for which all valuations are Level 1	175,853	-	-	175,853	-	-	-	-
Fund Total	$ 211,879	$ 17,215	$ -	$ 229,094	$ -	$ -	$ -	$ -

JNL/Capital Guardian International Small Cap Fund
Common Stocks - Consumer Discretionary	$ 10,751	$ -	$ 12	$ 10,763	$ -	$ -	$ -	$ -
Common Stocks - Consumer Staples	6,625	72	-	6,697	-	-	-	-
Common Stocks - Financials	8,760	398	-	9,158	-	-	-	-
Common Stocks - Industrials	10,777	600	53	11,430	-	-	-	-
Common Stocks - Materials	7,333	341	-	7,674	-	-	-	-
Corporate Bond and Notes	166	86	-	252	-	-	-	-
Rights	98	1	-	99	-	-	-	-
Securities Lending Collateral	7,164	3,715	-	10,879	-	-	-	-
Security Categories for which all valuations are Level 1	29,372	-	-	29,372	-	-	-	-
Fund Total	$ 81,046	$ 5,213	$ 65	$ 86,324	$ -	$ -	$ -	$ -
JNL/Capital Guardian U.S. Growth Equity Fund
Securities Lending Collateral	$ 16,165	$ 23,755	$ -	$ 39,920	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	332,582	-	-	332,582	-	-	-	-
Fund Total	$ 348,747	$ 23,755	$ -	$ 372,502	$ -	$ -	$ -	$ -
JNL/Credit Suisse Global Natural Resources Fund
Common Stocks - Energy	$ 66,738	$ 3,103	$ -	$ 69,841	$ -	$ -	$ -	$ -
Common Stocks - Materials	185,744	9,763	-	195,507	-	-	-	-
Corporate Bond and Notes	-	-	11,075	11,075	-	-	-	-
Foreign Government Securities	-	-	17,058	17,058	-	-	-	-
Securities Lending Collateral	5,034	9,851	-	14,885	-	-	-	-
Short-Term Securities	2,721	66,190	-	68,911	-	-	-	-
Fund Total	$ 260,237	$ 88,907	$ 28,133	$ 377,277	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Credit Suisse Long/Short Fund
Common Stocks - Financials	$ 11,838	$ -	$ -	$ 11,838	$ (1,317)	$ (9)	$ -	$ (1,326)
Common Stocks - Industrials	8,327	49	-	8,376	(2,542)	(4)	-	(2,546)
Common Stocks - Information Technology	12,022	-	-	12,022	(1,867)	(17)	-	(1,884)
Security Categories for which all valuations are Level 1	53,772	-	-	53,772	(8,502)	-	-	(8,502)
Fund Total	$ 85,959	$ 49	$ -	$ 86,008	$ (14,228)	$ (30)	$ -	$ (14,258)
JNL/Eagle Core Equity Fund
Investment Funds	$ -	$ 1,338	$ -	$ 1,338	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	56,417	-	-	56,417	-	-	-	-
Fund Total	$ 56,417	$ 1,338	$ -	$ 57,755	$ -	$ -	$ -	$ -
JNL/Eagle SmallCap Equity Fund
Securities Lending Collateral	$ 14,340	$ 23,482	$ -	$ 37,822	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	192,535	-	-	192,535	-	-	-	-
Fund Total	$ 206,875	$ 23,482	$ -	$ 230,357	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Founding Strategy Fund	$ 636,825	$ -	$ -	$ 636,825	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Global Growth Fund
Common Stocks - Consumer Discretionary	$ 43,937	$ 960	$ -	$ 44,897	$ -	$ -	$ -	$ -
Common Stocks - Energy	20,461	2,768	-	23,229	-	-	-	-
Securities Lending Collateral	5,445	5,315	-	10,760	-	-	-	-
Security Categories for which all valuations are Level 1	189,003	-	-	189,003	-	-	-	-
Fund Total	$ 258,846	$ 9,043	$ -	$ 267,889	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Income Fund
Preferred Stocks - Consumer Discretionary	$ -	$ 283	$ -	$ 283	$ -	$ -	$ -	$ -
Preferred Stocks - Energy	-	2,881	-	2,881	-	-	-	-
Preferred Stocks - Financials	7,212	10,099	-	17,311	-	-	-	-
Corporate Bond and Notes	-	325,633	-	325,633	-	-	-	-
Securities Lending Collateral	24,972	34,414	-	59,386	-	-	-	-
Short-Term Securities	-	-	-	-	-	-	-	-
Security Categories for which all valuations are Level 1	168,523	-	-	168,523	-	-	-	-
Fund Total	$ 200,707	$ 373,310	$ -	$ 574,017	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks - Consumer Discretionary	$ 23,937	$ -	$ 422	$ 24,359	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	10,640	1,351	11,991	-	-	-	-
Security Categories for which all valuations are Level 1	261,922	-	-	261,922	$ (5,023)	$ -	$ -	$ (5,023)
Fund Total	$ 285,859	$ 10,640	$ 1,773	$ 298,272	$ (5,023)	$ -	$ -	$ (5,023)
JNL/Franklin Templeton Small Cap Value Fund
Securities Lending Collateral	$ 11,135	$ 13,696	$ -	$ 24,831	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	118,862	-	-	118,862	-	-	-	-
Fund Total	$ 129,997	$ 13,696	$ -	$ 143,693	$ -	$ -	$ -	$ -

JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks - Consumer Discretionary	$ -	$ -	$ 5	$ 5	$ -	$ -	$ -	$ -
Common Stocks - Materials	-	-	4	4	-	-	-	-
Corporate Bond and Notes	-	200,170	336	200,506	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	24,843	-	24,843	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	2,203	-	2,203	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	54,634	1,672	56,306	-	-	-	-
Foreign Government Securities	-	7,330	1,662	8,992	-	-	-	-
U.S. Government Securities	-	25,595	-	25,595	-	-	-	-
U.S. Government Agency MBS	-	291,109	722	291,831	-	-	-	-
Securities Lending Collateral	3,610	8,484	-	12,094	-	-	-	-
Short-Term Securities	41,998	-	-	41,998	-	-	-	-
Fund Total	$ 45,608	$ 614,368	$ 4,401	$ 664,377	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ -	$ 1,469	$ 4,599	$ 6,068	$ -	$ -	$ -	$ -
Foreign Government Securities	-	26,226	1,717	27,943	-	-	-	-
Security Categories for which all valuations are Level 1	18,721	-	-	18,721	-	-	-	-
Fund Total	$ 18,721	$ 27,695	$ 6,316	$ 52,732	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Mid Cap Value Fund
Securities Lending Collateral	$ 5,975	$ 9,449	$ -	$ 15,424	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	173,802	-	-	173,802	-	-	-	-
Fund Total	$ 179,777	$ 9,449	$ -	$ 189,226	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Short Duration Bond Fund
Corporate Bond and Notes	$ -	$ 158,278	$ -	$ 158,278	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	4,382	-	4,382	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	2,734	-	2,734	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	28,498	-	28,498	-	-	-	-
U.S. Government Securities	-	14,183	-	14,183	-	-	-	-
U.S. Government Agency MBS	-	149,051	-	149,051	-	-	-	-
Securities Lending Collateral	7,135	16,683	-	23,818	-	-	-	-
Short-Term Securities	39,732	-	-	39,732	-	-	-	-
Fund Total	$ 46,867	$ 373,809	$ -	$ 420,676	$ -	$ -	$ -	$ -
JNL/JPMorgan International Value Fund
Common Stocks - Energy	$ 39,747	$ 1,743	$ -	$ 41,490	$ -	$ -	$ -	$ -
Common Stocks - Financials	119,700	5,404	-	125,104	-	-	-	-
Securities Lending Collateral	26,318	18,700	-	45,018	-	-	-	-
Security Categories for which all valuations are Level 1	233,613	-	-	233,613	-	-	-	-
Fund Total	$ 419,378	$ 25,847	$ -	$ 445,225	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/JPMorgan MidCap Growth Fund
Common Stocks - Financials	$ 14,682	$ -	$ 257	$ 14,939	$ -	$ -	$ -	$ -
Securities Lending Collateral	5,540	9,357	-	14,897	-	-	-	-
Security Categories for which all valuations are Level 1	105,478	-	-	105,478	-	-	-	-
Fund Total	$ 125,700	$ 9,357	$ 257	$ 135,314	$ -	$ -	$ -	$ -
JNL/JPMorgan U.S. Government & Quality Bond Fund
Corporate Bond and Notes	$ -	$ 6,748	$ -	$ 6,748	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	8,002	-	8,002	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	295	-	295	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	14,871	546	15,417	-	-	-	-
Foreign Government Securities	-	5,324	-	5,324	-	-	-	-
U.S. Government Securities	-	147,353	-	147,353	-	-	-	-
U.S. Government Agency MBS	-	429,922	-	429,922	-	-	-	-
Securities Lending Collateral	22,596	70,523	-	93,119	-	-	-	-
Security Categories for which all valuations are Level 1	23,929	-	-	23,929	-	-	-	-
Fund Total	$ 46,525	$ 683,038	$ 546	$ 730,109	$ -	$ -	$ -	$ -
JNL/Lazard Emerging Markets Fund
Common Stocks - Energy	$ 27,352	$ 11,376	$ -	$ 38,728	$ -	$ -	$ -	$ -
Common Stocks - Financials	68,078	10,153	-	78,231	-	-	-	-
Common Stocks - Telecommunication Services	48,402	526	-	48,928	-	-	-	-
Securities Lending Collateral	3,338	17,820	-	21,158	-	-	-	-
Security Categories for which all valuations are Level 1	211,641	-	-	211,641	-	-	-	-
Fund Total	$ 358,811	$ 39,875	$ -	$ 398,686	$ -	$ -	$ -	$ -
JNL/Lazard Mid Cap Equity Fund
Securities Lending Collateral	$ 9,474	$ 9,566	$ -	$ 19,040	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	124,051	-	-	124,051	-	-	-	-
Fund Total	$ 133,525	$ 9,566	$ -	$ 143,091	$ -	$ -	$ -	$ -
JNL/M&G Global Basics Fund
Common Stocks - Industrials	$ 1,009	$ 217	$ -	$ 1,226	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	7,964	-	-	7,964	-	-	-	-
Fund Total	$ 8,973	$ 217	$ -	$ 9,190	$ -	$ -	$ -	$ -
JNL/M&G Global Leaders Fund	$ 7,647	$ -	$ -	$ 7,647	$ -	$ -	$ -	$ -

JNL/Mellon Capital Management 10 X 10 Fund	$ 138,819	$ -	$ -	$ 138,819	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Index 5 Fund	$ 112,818	$ -	$ -	$ 112,818	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management European 30 Fund
Common Stocks - Energy	$ 508	$ 173	$ -	$ 681	$ -	$ -	$ -	$ -
Common Stocks - Financials	1,004	43	-	1,047	-	-	-	-
Security Categories for which all valuations are Level 1	2,750	-	-	2,750	-	-	-	-
Fund Total	$ 4,262	$ 216	$ -	$ 4,478	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Pacific Rim 30 Fund	$ 10,049	$ -	$ -	$ 10,049	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks - Information Technology	$ 110,341	$ 284	$ -	$ 110,625	$ -	$ -	$ -	$ -
Securities Lending Collateral	12,718	22,000	-	34,718	-	-	-	-
Short-Term Securities	20,696	2,364	-	23,060	-	-	-	-
Security Categories for which all valuations are Level 1	490,647	-	-	490,647	-	-	-	-
Fund Total	$ 634,402	$ 24,648	$ -	$ 659,050	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Securities Lending Collateral	$ 54,552	$ 38,288	$ -	$ 92,840	$ -	$ -	$ -	$ -
Short-Term Securities	5,284	645	-	5,929	-	-	-	-
Security Categories for which all valuations are Level 1	324,731	-	-	324,731	-	-	-	-
Fund Total	$ 384,567	$ 38,933	$ -	$ 423,500	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Securities Lending Collateral	$ 34,680	$ 52,900	$ -	$ 87,580	$ -	$ -	$ -	$ -
Short-Term Securities	4,321	130	-	4,451	-	-	-	-
Security Categories for which all valuations are Level 1	355,140	-	-	355,140	-	-	-	-
Fund Total	$ 394,141	$ 53,030	$ -	$ 447,171	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks - Consumer Discretionary	$ 46,913	$ 496	$ -	$ 47,409	$ -	$ -	$ -	$ -
Common Stocks - Energy	37,470	3,645	-	41,115	-	-	-	-
Common Stocks - Financials	115,093	1,093	-	116,186	-	-	-	-
Common Stocks - Health Care	38,998	323	-	39,321	-	-	-	-
Common Stocks - Industrials	53,329	154	-	53,483	-	-	-	-
Common Stocks - Materials	41,365	2,157	-	43,522	-	-	-	-
Rights	16	329	-	345	-	-	-	-
Warrants	-	3	-	3	-	-	-	-
Securities Lending Collateral	28,507	27,870	-	56,377	-	-	-	-
Short-Term Securities	8,598	880	-	9,478	-	-	-	-
Security Categories for which all valuations are Level 1	132,583	-	-	132,583	-	-	-	-
Fund Total	$ 502,872	$ 36,950	$ -	$ 539,822	$ -	$ -	$ -	$ -

JNL/Mellon Capital Management Bond Index Fund
Corporate Bond and Notes	$ -	$ 107,066	$ -	$ 107,066	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	16,171	-	16,171	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	1,643	-	1,643	-	-	-	-
Foreign Government Securities	-	9,913	-	9,913	-	-	-	-
U.S. Government Securities	-	134,441	-	134,441	-	-	-	-
U.S. Government Agency MBS	-	229,010	-	229,010	-	-	-	-
Securities Lending Collateral	45,721	64,327	-	110,048	-	-	-	-
Security Categories for which all valuations are Level 1	20,664	-	-	20,664	-	-	-	-
Fund Total	$ 66,385	$ 562,571	$ -	$ 628,956	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Oppenheimer Global Growth Fund
Common Stocks - Financials	$ 24,774	$ 396	$ -	$ 25,170	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	198	-	198	-	-	-	-
Securities Lending Collateral	2,851	13,780	-	16,631	-	-	-	-
Security Categories for which all valuations are Level 1	177,282	-	-	177,282	-	-	-	-
Fund Total	$ 204,907	$ 14,374	$ -	$ 219,281	$ -	$ -	$ -	$ -
JNL/PAM Asia ex-Japan Fund
Common Stocks - Energy	$ 1,851	$ 433	$ -	$ 2,284	$ -	$ -	$ -	$ -
Common Stocks - Financials	16,359	702	-	17,061	-	-	-	-
Common Stocks - Industrials	5,845	415	-	6,260	-	-	-	-
Common Stocks - Materials	4,341	622	-	4,963	-	-	-	-
Common Stocks - Utilities	1,191	1,152	-	2,343	-	-	-	-
Securities Lending Collateral	151	614	-	765	-	-	-	-
Security Categories for which all valuations are Level 1	23,777	-	-	23,777	-	-	-	-
Fund Total	$ 53,515	$ 3,938	$ -	$ 57,453	$ -	$ -	$ -	$ -
JNL/PAM China-India Fund
Common Stocks - Consumer Discretionary	$ 4,678	$ 2,824	$ -	$ 7,502	$ -	$ -	$ -	$ -
Common Stocks - Energy	14,073	2,590	-	16,663	-	-	-	-
Common Stocks - Financials	27,411	4,191	-	31,602	-	-	-	-
Common Stocks - Utilities	1,677	2,023	-	3,700	-	-	-	-
Securities Lending Collateral	6,097	726	-	6,823	-	-	-	-
Security Categories for which all valuations are Level 1	39,071	-	-	39,071	-	-	-	-
Fund Total	$ 93,007	$ 12,354	$ -	$ 105,361	$ -	$ -	$ -	$ -
JNL/PIMCO Real Return Fund
Corporate Bond and Notes	$ -	$ 144,039	$ 687	$ 144,726	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	14,087	-	14,087	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	9,262	-	9,262	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	105,052	-	105,052	-	-	-	-
Foreign Government Securities	-	29,261	-	29,261	-	-	-	-
U.S. Government Securities	-	886,156	-	886,156	-	(90,614)	-	(90,614)
U.S. Government Agency MBS	-	105,386	-	105,386	-	(20,856)	-	(20,856)
Short-Term Securities	102,291	144,713	-	247,004	-	-	-	-
Security Categories for which all valuations are Level 1	392	-	-	392	-	-	-	-
Fund Total	$ 102,683	$ 1,437,956	$ 687	$ 1,541,326	$ -	$ (111,470)	$ -	$ (111,470)

JNL/PIMCO Total Return Bond Fund
Preferred Stocks - Financials	$ 416	$ 3,605	$ -	$ 4,021	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	558,966	-	558,966	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	60,181	-	60,181	-	-	-	-
Non-U.S. Government Agency ABS - Home Equity	-	3,547	-	3,547	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	86,267	-	86,267	-	-	-	-
Foreign Government Securities	-	2,072	-	2,072	-	-	-	-
Purchased Options	-	4,572	-	4,572	-	-	-	-
U.S. Government Securities	-	117,241	-	117,241	-	(658)	-	(658)
U.S. Government Agency MBS	-	1,368,631	185	1,368,816	-	-	-	-
Short-Term Securities	9,957	38,452	-	48,409	-	-	-	-
Security Categories for which all valuations are Level 1	320	-	-	320	-	-	-	-
Fund Total	$ 10,693	$ 2,243,534	$ 185	$ 2,254,412	$ -	$ (658)	$ -	$ (658)
JNL/PPM America Core Equity Fund
Securities Lending Collateral	$ 60	$ 3,358	$ -	$ 3,418	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	39,798	-	-	39,798	-	-	-	-
Fund Total	$ 39,858	$ 3,358	$ -	$ 43,216	$ -	$ -	$ -	$ -
JNL/PPM America High Yield Bond Fund
Common Stocks - Consumer Discretionary	$ -	$ -	$ 4	$ 4	$ -	$ -	$ -	$ -
Common Stocks - Materials	-	-	6	6	-	-	-	-
Preferred Stocks - Financials	1,115	436	-	1,551	-	-	-	-
Corporate Bond and Notes	-	326,713	-	326,713	-	-	-	-
Non-U.S. Government Agency ABS - Commercial	-	7,210	-	7,210	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	21	-	21	-	-	-	-
Securities Lending Collateral	17,260	18,932	-	36,192	-	-	-	-
Security Categories for which all valuations are Level 1	33,267	-	-	33,267	-	-	-	-
Fund Total	$ 51,642	$ 353,312	$ 10	$ 404,964	$ -	$ -	$ -	$ -
JNL/PPM America Mid Cap Value Fund	$ 8,520	$ -	$ -	$ 8,520	$ -	$ -	$ -	$ -
JNL/PPM America Small Cap Value Fund	$ 9,777	$ -	$ -	$ 9,777	$ -	$ -	$ -	$ -
JNL/PPM America Value Equity Fund
Securities Lending Collateral	$ 1,373	$ 3,510	$ -	$ 4,883	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	68,125	-	-	68,125	-	-	-	-
Fund Total	$ 69,498	$ 3,510	$ -	$ 73,008	$ -	$ -	$ -	$ -
JNL/Red Rocks Listed Private Equity Fund
Common Stocks - Investment Companies	$ 16,883	$ 3,670	$ -	$ 20,553	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	52,997	-	-	52,997	-	-	-	-
Fund Total	$ 69,880	$ 3,670	$ -	$ 73,550	$ -	$ -	$ -	$ -

JNL/S&P Managed Conservative Fund	$ 489,284	$ -	$ -	$ 489,284	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Fund	$ 672,126	$ -	$ -	$ 672,126	$ -	$ -	$ -	$ -
JNL/S&P Managed Moderate Growth Fund	$ 1,208,134	$ -	$ -	$ 1,208,134	$ -	$ -	$ -	$ -
JNL/S&P Managed Growth Fund	$ 975,820	$ -	$ -	$ 975,820	$ -	$ -	$ -	$ -
JNL/S&P Managed Aggressive Growth Fund	$ 437,113	$ -	$ -	$ 437,113	$ -	$ -	$ -	$ -
JNL/S&P Retirement Income Fund	$ 60,219	$ -	$ -	$ 60,219	$ -	$ -	$ -	$ -
JNL/S&P Retirement 2015 Fund	$ 38,714	$ -	$ -	$ 38,714	$ -	$ -	$ -	$ -
JNL/S&P Retirement 2020 Fund	$ 20,087	$ -	$ -	$ 20,087	$ -	$ -	$ -	$ -
JNL/S&P Retirement 2025 Fund	$ 11,331	$ -	$ -	$ 11,331	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/S&P Disciplined Moderate Fund	$ 93,462	$ -	$ -	$ 93,462	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Moderate Growth Fund	$ 111,324	$ -	$ -	$ 111,324	$ -	$ -	$ -	$ -
JNL/S&P Disciplined Growth Fund	$ 44,176	$ -	$ -	$ 44,176	$ -	$ -	$ -	$ -
JNL/S&P Competitive Advantage Fund
Securities Lending Collateral	$ 4,025	$ 5,603	$ -	$ 9,628	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	175,727	-	-	175,727	-	-	-	-
Fund Total	$ 179,752	$ 5,603	$ -	$ 185,355	$ -	$ -	$ -	$ -
JNL/S&P Dividend Income & Growth Fund
Securities Lending Collateral	$ 5,627	$ 6,804	$ -	$ 12,431	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	129,397	-	-	129,397	-	-	-	-
Fund Total	$ 135,024	$ 6,804	$ -	$ 141,828	$ -	$ -	$ -	$ -
JNL/S&P Intrinsic Value Fund
Securities Lending Collateral	$ 7,749	$ 7,224	$ -	$ 14,973	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	138,820	-	-	138,820	-	-	-	-
Fund Total	$ 146,569	$ 7,224	$ -	$ 153,793	$ -	$ -	$ -	$ -
JNL/S&P Total Yield Fund
Securities Lending Collateral	$ 12,835	$ 16,992	$ -	$ 29,827	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	141,318	-	-	141,318	-	-	-	-
Fund Total	$ 154,153	$ 16,992	$ -	$ 171,145	$ -	$ -	$ -	$ -
JNL/S&P 4 Fund	$ 388,474	$ -	$ -	$ 388,474	-	-	-	-
JNL/Select Balanced Fund
Corporate Bond and Notes	$ -	$ 57,752	$ 497	$ 58,249	$ -	$ -	$ -	$ -
Non-U.S. Government Agency ABS - Commercial	-	7,248	-	7,248	-	-	-	-
Non-U.S. Government Agency ABS - Other	-	1,770	-	1,770	-	-	-	-
U.S. Government Securities	-	39,509	-	39,509	-	-	-	-
U.S. Government Agency MBS	-	91,884	-	91,884	-	-	-	-
Securities Lending Collateral	29,289	29,460	-	58,749	-	-	-	-
Security Categories for which all valuations are Level 1	347,639	-	-	347,639	-	-	-	-
Fund Total	$ 376,928	$ 227,623	$ 497	$ 605,048	$ -	$ -	$ -	$ -

JNL/Select Money Market Fund	$ 171	$ 1,286,509	$ -	$ 1,286,680	$ -	$ -	$ -	$ -
JNL/Select Value Fund
Securities Lending Collateral	$ 2,314	$ 4,833	$ -	$ 7,147	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	551,200	-	-	551,200	-	-	-	-
Fund Total	$ 553,514	$ 4,833	$ -	$ 558,347	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Established Growth Fund
Securities Lending Collateral	$ 36,690	$ 39,058	$ -	$ 75,748	$ -	$ -	$ -	$ -
Security Categories for which all valuations are Level 1	651,291	-	-	651,291	-	-	-	-
Fund Total	$ 687,981	$ 39,058	$ -	$ 727,039	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - Materials	$ 8,868	$ 3,293	$ -	$ 12,161	$ -	$ -	$ -	$ -
Securities Lending Collateral	57,723	82,921	-	140,644	-	-	-	-
Security Categories for which all valuations are Level 1	560,923	-	-	560,923	-	-	-	-
Fund Total	$ 627,514	$ 86,214	$ -	$ 713,728	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Value Fund
Preferred Stocks - Telecommunication Services	$ -	$ 488	$ -	$ 488	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	5,785	-	5,785	-	-	-	-
Securities Lending Collateral	19,179	25,832	-	45,011	-	-	-	-
Security Categories for which all valuations are Level 1	490,586	-	-	490,586	-	-	-	-
Fund Total	$ 509,765	$ 32,105	$ -	$ 541,870	$ -	$ -	$ -	$ -

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Other Financial Instruments[1]				Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$ -	$ 119	$ -	$ 119	$ -	$ (1)	$ -	$ (1)
Fund Total	$ -	$ 119	$ -	$ 119	$ -	$ (1)	$ -	$ (1)
JNL/Franklin Templeton Mutual Shares Fund
Written Options	-	-	-	-	$ -	$ (59)	$ -	$ (59)
Open Forward Foreign Currency Contracts	$ -	$ 376	$ -	$ 376	-	(3,138)	-	(3,138)
Fund Total	$ -	$ 376	$ -	$ 376	$ -	$ (3,197)	$ -	$ (3,197)
JNL/Goldman Sachs Core Plus Bond Fund
Open Future Contracts	$ 1,645	$ -	$ -	$ 1,645	$ (226)	$ -	$ -	$ (226)
Open Forward Foreign Currency Contracts	-	486	-	486	-	(729)	-	(729)
Interest Rate Swap Agreements	-	481	-	481	-	(316)	-	(316)
Credit Default Swap Agreements	-	103	-	103	-	(276)	-	(276)
Fund Total	$ 1,645	$ 1,070	$ -	$ 2,715	$ (226)	$ (1,321)	$ -	$ (1,547)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$ -	$ 568	$ -	$ 568	$ -	$ (10)	$ -	$ (10)
Interest Rate Swap Agreements	-	377	-	377	-	(53)	-	(53)
Fund Total	$ -	$ 945	$ -	$ 945	$ -	$ (63)	$ -	$ (63)
JNL/Goldman Sachs Short Duration Bond Fund
Open Future Contracts	$ 293	$ -	$ -	$ 293	$ (312)	$ -	$ -	$ (312)
Interest Rate Swap Agreements	-	1,025	-	1,025	-	(464)	-	(464)
Fund Total	$ 293	$ 1,025	$ -	$ 1,318	$ (312)	$ (464)	$ -	$ (776)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$ -	$ 1,616	$ -	$ 1,616	$ -	$ (2,060)	$ -	$ (2,060)
Fund Total	$ -	$ 1,616	$ -	$ 1,616	$ -	$ (2,060)	$ -	$ (2,060)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Other Financial Instruments[1]				Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management S&P 500 Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (235)	$ -	$ -	$ (235)
Fund Total	$ -	$ -	$ -	$ -	$ (235)	$ -	$ -	$ (235)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Future Contracts	$ 115	$ -	$ -	$ 115	$ -	$ -	$ -	$ -
Fund Total	$ 115	$ -	$ -	$ 115	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Open Future Contracts	$ 10	$ -	$ -	$ 10	$ -	$ -	$ -	$ -
Fund Total	$ 10	$ -	$ -	$ 10	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Open Future Contracts	$ 9	$ -	$ -	$ 9	$ (43)	$ -	$ -	$ (43)
Open Forward Foreign Currency Contracts	-	160	-	160	-	(106)	-	(106)
Fund Total	$ 9	$ 160	$ -	$ 169	$ (43)	$ (106)	$ -	$ (149)
JNL/PIMCO Real Return Fund
Written Options	$ -	$ -	$ -	$ -	$ (100)	$ (343)	$ -	$ (443)
Open Future Contracts	143	-	-	143	(32)	-	-	(32)
Open Forward Foreign Currency Contracts	-	78	-	78	-	(552)	-	(552)
Interest Rate Swap Agreements	-	497	427	924	-	(59)	(37)	(96)
Credit Default Swap Agreements	-	1,598	-	1,598	-	(2,606)	-	(2,606)
Fund Total	$ 143	$ 2,173	$ 427	$ 2,743	$ (132)	$ (3,560)	$ (37)	$ (3,729)
JNL/PIMCO Total Return Bond Fund
Written Options	$ -	$ -	$ -	$ -	$ (2)	$ (70)	$ -	$ (72)
Open Future Contracts	8,251	-	-	8,251	(819)	-	-	(819)
Open Forward Foreign Currency Contracts	-	705	-	705	-	(1,613)	-	(1,613)
Interest Rate Swap Agreements	-	11,631	426	12,057	-	(362)	(53)	(415)
Credit Default Swap Agreements	-	314	-	314	-	(2,120)	-	(2,120)
Fund Total	$ 8,251	$ 12,650	$ 426	$ 21,327	$ (821)	$ (4,165)	$ (53)	$ (5,039)

The following table is a reconciliation of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

		Transfers in	Total			Change In Unrealized
	Balance at	and/or (Out) of	Realized and	Net	Balance at	Appreciation/Depreciation during
	Beginning of	Level 3 During	Unrealized	Purchases/	End of	the Period for Level 3 Investments
	Period	the Period	Gain/(Loss)	(Sales)	Period	Held at End of Period [2]
JNL/Capital Guardian Global Balanced Fund
Common Stocks - Financials	$ 145	$ (145)	$ -	$ -	$ -	$ -
Foreign Government Securities	81	(81)	-	-	-	-
Fund Total Investments in Securities	$ 226	$ (226)	$ -	$ -	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund
Corporate Bond and Notes	$ 150	$ (150)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 150	$ (150)	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund
Common Stocks - Consumer Discretionary	$ -	$ 12	$ -	$ -	$ 12	$ -
Common Stocks - Industrials	-	105	(52)	-	53	(52)
Corporate Bond and Notes	65	(65)	-	-	-	-
Fund Total Investments in Securities	$ 65	$ 52	$ (52)	$ -	$ 65	$ (52)
JNL/Credit Suisse Global Natural Resources Fund
Corporate Bond and Notes	$ -	$ -	$ (1,925)	$ 13,000	$ 11,075	$ (1,925)
Foreign Government Securities	-	-	(2,942)	20,000	17,058	(2,942)
Fund Total Investments in Securities	$ -	$ -	$ (4,867)	$ 33,000	$ 28,133	$ (4,867)
JNL/Franklin Templeton Global Growth Fund
Common Stocks - Financials	$ 611	$ (611)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 611	$ (611)	$ -	$ -	$ -	$ -
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$ 488	$ -	$ 693	$ (1,181)	$ -	$ -
Fund Total Investments in Securities	$ 488	$ -	$ 693	$ (1,181)	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks - Consumer Discretionary	$ 455	$ -	$ (33)	$ -	$ 422	$ (33)
Preferred Stocks - Consumer Discretionary	8	-	5	(13)	-	-
Corporate Bond and Notes	647	-	707	(3)	1,351	704
Fund Total Investments in Securities	$ 1,110	$ -	$ 679	$ (16)	$ 1,773	$ 671

JNL/Goldman Sachs Core Plus Bond Fund
Common Stocks - Consumer Discretionary	$ 5	$ -	$ -		$ -	$ 5	$ -
Common Stocks - Financials	2	-	(2)		-	-	-
Common Stocks - Materials	4	-	-		-	4	-
Corporate Bond and Notes	454	-	(118)		-	336	(118)
Non-U.S. Government Agency ABS - Other	2,037	-	24		(389)	1,672	(365)
Foreign Government Securities	-	-	352		1,310	1,662	352
U.S. Government Agency MBS	-	-	(6)		728	722	(6)
Fund Total Investments in Securities	$ 2,502	$ -	$ 250		$ 1,649	$ 4,401	$ (137)
Investments in Other Financial Instruments[1]
Interest Rate Swap Agreements	$ 177	$ -	$ (177)		$ -	$ -	$ -
Fund Total Investments in Other Financial Instruments	$ 177	$ -	$ (177)	$ -	$ -	$ -	$ -
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$ 2,697	$ (1,055)	$ 402		$ 2,555	$ 4,599	$ 419
Foreign Government Securities	3,617	(2,803)	502		401	1,717	502
Fund Total Investments in Securities	$ 6,314	$ (3,858)	$ 904		$ 2,956	$ 6,316	$ 921
Investments in Other Financial Instruments[1]
Interest Rate Swap Agreements	$ 221	$ -	$ (221)		$ -	$ -	$ -
Fund Total Investments in Other Financial Instruments	$ 221	$ -	$ (221)	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Transfers in	Total			Change In Unrealized
Balance at	and/or (Out) of	Realized and	Net	Balance at	Appreciation/Depreciation during
Beginning of	Level 3 During	Unrealized	Purchases/	End of	the Period for Level 3 Investments
Period	the Period	Gain/(Loss)	(Sales)	Period	Held at End of Period [2]

JNL/Goldman Sachs Short Duration Bond Fund
Non-U.S. Government Agency ABS - Other	$ 1,334	$ -	$ (40)	$ (1,294)	$ -	$ -
Fund Total Investments in Securities	$ 1,334	$ -	$ (40)	$ (1,294)	$ -	$ -
JNL/JPMorgan International Value Fund
Common Stocks - Telecommunication Services	$ 8,492	$ (8,492)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 8,492	$ (8,492)	$ -	$ -	$ -	$ -
JNL/JPMorgan MidCap Growth Fund
Common Stocks - Financials	$ 73	$ -	$ 184	$ -	$ 257	$ 184
Fund Total Investments in Securities	$ 73	$ -	$ 184	$ -	$ 257	$ 184
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS - Other	$ 847	$ -	$ 62	$ (363)	$ 546	$ (64)
Fund Total Investments in Securities	$ 847	$ -	$ 62	$ (363)	$ 546	$ (64)
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks - Industrials	$ 121	$ (121)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 121	$ (121)	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks - Consumer Discretionary	$ 182	$ (182)	$ -	$ -	$ -	$ -
Common Stocks - Financials	3,123	(3,123)	-	-	-	-
Common Stocks - Industrials	1,256	(1,256)	-	-	-	-
Common Stocks - Materials	231	(231)	-	-	-	-
Common Stocks - Telecommunication Services	1,301	(1,301)	-	-	-	-
Fund Total Investments in Securities	$ 6,093	$ (6,093)	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS - Commercial	$ 74	$ -	$ -	$ (74)	$ -	$ -
Fund Total Investments in Securities	$ 74	$ -	$ -	$ (74)	$ -	$ -

JNL/Oppenheimer Global Growth Fund
Common Stocks - Financials	$ 1,924	$ (1,924)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 1,924	$ (1,924)	$ -	$ -	$ -	$ -
JNL/PAM China-India Fund
Common Stocks - Consumer Discretionary	$ 230	$ (230)	$ -	$ -	$ -	$ -
Fund Total Investments in Securities	$ 230	$ (230)	$ -	$ -	$ -	$ -
JNL/PIMCO Real Return Fund
Corporate Bond and Notes	$ -	$ -	$ 91	$ 596	$ 687	$ 91
Purchased Options	5	-	(5)	-	-	-
Fund Total Investments in Securities	$ 5	$ -	$ 86	$ 596	$ 687	$ 91
Investments in Other Financial Instruments[1]
Interest Rate Swap Agreements	$ (409)	$ -	$ 799	$ -	$ 390	$ 319
Fund Total Investments in Other Financial Instruments	$ (409)	$ -	$ 799	$ -	$ 390	$ 319
JNL/PIMCO Total Return Bond Fund
Purchased Options	$ 1,511	$ -	$ (1,511)	$ -	$ -	$ -
U.S. Government Agency MBS	188	-	(1)	(2)	185	(2)
Fund Total Investments in Securities	$ 1,699	$ -	$ (1,512)	$ (2)	$ 185	$ (2)
Investments in Other Financial Instruments[1]
Interest Rate Swap Agreements	$ (1,209)	$ -	$ 836	$ -	$ 373	$ 304
Spread Lock Swap Agreements	102	-	(102)	-	-	-
Fund Total Investments in Other Financial Instruments	$ (1,107)	$ -	$ 734	$ -	$ 373	$ 304
JNL/PPM America High Yield Bond Fund
Common Stocks - Consumer Discretionary	$ 4	$ -	$ -	$ -	$ 4	$ -
Common Stocks - Financials	1	-	(1)	-	-	-
Common Stocks - Materials	6	-	-	-	6	-
Corporate Bond and Notes	147	(147)	-	-	-	-
Fund Total Investments in Securities	$ 158	$ (147)	$ (1)	$ -	$ 10	$ -
JNL/Select Balanced Fund
Corporate Bond and Notes	$ 188	$ (188)	$ -	$ 497	$ 497	$ -
Fund Total Investments in Securities	$ 188	$ (188)	$ -	$ 497	$ 497	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - Materials	$ 585	$ -	$ (237)	$ (348)	$ -	$ -
Warrants	116	-	(86)	(30)	-	-
Fund Total Investments in Securities	$ 701	$ -	$ (323)	$ (378)	$ -	$ -
JNL/T. Rowe Price Value Fund
Common Stocks - Financials	$ 1,203	$ -	$ 1,797	$ (3,000)	$ -	$ -
Fund Total Investments in Securities	$ 1,203	$ -	$ 1,797	$ (3,000)	$ -	$ -

1 Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to, forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at market value.

2 The change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2009 is included in net change in unrealized appreciation or depreciation on investments and swap agreements in the Statements of Operations.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Investments in Affiliates - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser and its custodian. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/ T. Rowe Price Value Fund invested in the T.Rowe Price Institutional Floating Rate Fund, which is an affiliate of the subadviser of the JNL/T. Rowe Price Value Fund. The following table details each Fund's long-term investments in affiliates held at June 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 1,841	$ 585	$ 24	$ 24	$ (2)	$ 2,613
Prudential plc	698	186	-	27	-	982
T.Rowe Price Institutional Floating Rate Fund	-	6,682	-	190	-	7,562

The following table details cash management and securities lending collateral investments in affiliates held at June 30, 2009. Dividend income received from BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations. The Mellon GSL Reinvestment Trust II is not presented in the table below because its fair value was $0.00 at the beginning and end of the period. In addition, there was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended June 30, 2009. Purchase and sales proceeds are not for shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2009.

					BNY Mellon Securities			BNY Mellon SL
	JNL Money Market Fund				Lending Overnight Fund			DBT II Liquidating Fund
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/AIM International Growth Fund	$ 23,585	$ 18,641	$ 18,641	$ 74	$ -	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund	22,106	10,434	10,434	66	-	-	-	-	-
JNL/AIM Global Real Estate Fund	2,774	8,094	8,095	8	-	-	-	-	-
JNL/AIM Small Cap Growth Fund	781	795	795	3	-	-	-	-	-
JNL/Capital Guardian Global Balanced Fund	4,282	6,340	6,340	12	-	-	-	-	-
JNL/Capital Guardian Global Diversified Research Fund	7,370	14,830	14,830	24	-	-	-	-	-
JNL/Capital Guardian International Small Cap Fund	4,061	9,835	9,835	11	-	-	-	-	-
JNL/Capital Guardian U.S. Growth Equity Fund	14,858	16,307	16,307	39	-	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	8,034	2,721	2,721	36	-	-	-	-	-
JNL/Credit Suisse Long/Short Fund	794	1,739	1,739	2	-	-	-	-	-
JNL/Eagle Core Equity Fund	3,368	4,686	4,686	12	-	-	-	-	-
JNL/Eagle SmallCap Equity Fund	7,399	2,281	2,281	11	-	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	23,916	14,257	14,257	50	-	-	-	-	-
JNL/Franklin Templeton Income Fund	35,441	38,443	38,443	93	-	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	27,085	29,529	29,528	79	-	-	-	-	-
JNL/Franklin Templeton Small Cap Value Fund	8,349	14,109	14,109	25	-	-	-	-	-
JNL/Goldman Sachs Core Plus Bond Fund	23,642	41,998	41,998	46	-	-	-	-	-
JNL/Goldman Sachs Emerging Markets Debt Fund	7,284	18,721	18,721	26	-	-	-	-	-
JNL/Goldman Sachs Mid Cap Value Fund	3,709	5,134	5,134	16	-	-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	24,723	39,732	39,732	48	-	-	-	-	-
JNL/JPMorgan International Value Fund	15,189	16,555	16,555	21	-	-	-	-	-
JNL/JPMorgan MidCap Growth Fund	1,819	3,355	3,355	8	-	-	-	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	116,255	23,929	23,929	182	-	-	-	-	-
JNL/Lazard Emerging Markets Fund	12,801	33,856	33,856	37	-	-	-	-	-
JNL/Lazard Mid Cap Equity Fund	4,367	877	877	10	-	-	-	-	-
JNL/M&G Global Basics Fund	199	233	233	1	-	-	-	-	-
JNL/M&G Global Leaders Fund	-	349	349	1	-	-	-	-	-
JNL/Mellon Capital Management European 30 Fund	4	69	69	-	-	-	-	-	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	3	62	62	-	-	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	15,973	20,696	20,696	33	33,738	12,706	12,706	22,486	22,000
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	9,083	5,284	5,284	12	73,845	54,552	54,552	39,132	38,288
JNL/Mellon Capital Management Small Cap Index Fund	8,174	4,321	4,321	12	62,038	34,680	34,680	54,068	52,900
JNL/Mellon Capital Management International Index Fund	10,184	8,598	8,598	20	51,649	28,507	28,507	28,485	27,870
JNL/Mellon Capital Management Bond Index Fund	11,087	20,664	20,664	22	94,577	41,860	41,860	65,748	64,327

JNL/Oppenheimer Global Growth Fund	4,300	4,668	4,668	11	-	-	-	-	-
JNL/PAM Asia ex-Japan Fund	177	3,407	3,407	2	-	-	-	-	-
JNL/PAM China-India Fund	1,001	1,695	1,695	4	-	-	-	-	-
JNL/PIMCO Real Return Fund	-	102,291	102,291	5
JNL/PIMCO Total Return Bond Fund	11,920	9,957	9,957	31	-	-	-	-	-
JNL/PPM America Core Equity Fund	818	133	133	1	-	-	-	-	-
JNL/PPM America High Yield Bond Fund	28,972	27,842	27,842	69	-	-	-	-	-
JNL/PPM America Mid Cap Value Fund	27	52	52	1	-	-	-	-	-
JNL/PPM America Value Equity Fund	531	487	487	1	-	-	-	-	-
JNL/Red Rocks Listed Private Equity Fund	1,104	2,767	2,767	4	-	-	-	-	-
JNL/S&P Competitive Advantage Fund	1,120	1,548	1,548	4	12,091	4,025	4,025	5,727	5,603
JNL/S&P Dividend Income & Growth Fund	1,240	274	274	3	12,161	5,627	5,627	6,954	6,804
JNL/S&P Intrinsic Value Fund	1,101	63	63	3	15,613	7,749	7,749	7,384	7,224
JNL/S&P Total Yield Fund	1,373	-	-	3	27,845	12,835	12,835	17,367	16,992
JNL/Select Balanced Fund	4,183	26,978	26,978	83	-	-	-	-	-
JNL/Select Value Fund	20,121	18,162	18,162	52	-	-	-	-	-
JNL/T. Rowe Price Established Growth Fund	2,438	287	287	6	-	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	2,829	3,947	3,947	9	-	-	-	-	-
JNL/T. Rowe Price Value Fund	4,047	961	961	5	-	-	-	-	-

*At the beginning of the period, the investment in the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund were held in one investment, the Mellon GSL DBT II Collateral Fund. See Note 3 in the Notes to the Financial Statements for further discussion of securities lending transactions during the period.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Investments in Affiliates (in thousands) (continued)
	T. Rowe Price Reserves Investment Fund
	Value	Amortized	Value
	Beginning	Cost End	End	Dividend
Fund	of Period	of Period	of Period	Income
JNL/T. Rowe Price Established Growth Fund	$ 17,918	$ 6,107	$ 6,107	$ 29
JNL/T. Rowe Price Mid-Cap Growth Fund	22,841	26,911	26,910	64
JNL/T. Rowe Price Value Fund	4,672	13,626	13,626	26

Schedule of Written Options (in thousands except contracts)
		Expiration		Exercise
		Date		Price	Contracts	Value
JNL/Franklin Templeton Mutual Shares Fund
Microsoft Corp. Call Option		07/18/2009		$22.00	304	$ (59)

JNL/PIMCO Real Return Fund
Eurodollar Future Put Option		09/14/2009		$98.50	163	$ (7)
Eurodollar Future Put Option		09/14/2009		98.60	59	(3)
Put Swaption, 3 month LIBOR versus 4.25% fixed		08/25/2009		N/A	430	(222)
Put Swaption, 3 month LIBOR versus 4.25% fixed		08/25/2009		N/A	100	(54)
Put Swaption, 3 month LIBOR versus 5.37% fixed		09/20/2010		N/A	400	(67)
U.S. 10-Year Treasury Note Future Call Option		08/21/2009		120.00	141	(59)
U.S. 10-Year Treasury Note Future Put Option		08/21/2009		110.00	141	(31)
					1,434	$ (443)

JNL/PIMCO Total Return Bond Fund
Eurodollar Future Put Option		09/14/2009		$98.60	47	$ (2)
Put Swaption, 3 month LIBOR versus 2.00% fixed		07/27/2009		N/A	80	(6)
Put Swaption, 3 month LIBOR versus 2.00% fixed		07/27/2009		N/A	40	(3)
Put Swaption, 3 month LIBOR versus 2.00% fixed		07/27/2009		N/A	40	(3)
Put Swaption, 3 month LIBOR versus 4.40% fixed		08/03/2009		N/A	185	(35)
Put Swaption, 3 month LIBOR versus 4.40% fixed		08/03/2009		N/A	50	(9)
Put Swaption, 3 month LIBOR versus 4.55% fixed		08/03/2009		N/A	120	(14)
					562	$ (72)

Summary of Written Options (in thousands except contracts)
	Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2008	136	$ 22
Options written during the period	304	23
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	(136)	(22)
Options outstanding at June 30, 2009	304	$ 23

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2008	730	$ 539
Options written during the period	2,115	828
Options closed during the period	(335)	(367)
Options exercised during the period	-	-
Options expired during the period	(1,076)	(331)
Options outstanding at June 30, 2009	1,434	$ 669

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2008	2,028	$ 2,906
Options written during the period	1,637	735
Options closed during the period	(1,373)	(2,341)
Options exercised during the period	-	-
Options expired during the period	(1,730)	(1,073)
Options outstanding at June 30, 2009	562	$ 227

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Schedule of Open Futures Contracts (in thousands except contracts)

			Unrealized				Unrealized
		Contracts	Appreciation/			Contracts	Appreciation/
	Expiration	Long/(Short)	(Depreciation)		Expiration	Long/(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund				JNL/Mellon Capital Management Small Cap Index Fund
90-Day Eurodollar Future	September 2009	13	$ 45	Russell 2000 Mini Index Future	September 2009	25	$ 10
90-Day Eurodollar Future	December 2009	266	215
90-Day Eurodollar Future	September 2010	40	8	JNL/Mellon Capital Management International Index Fund
ASX Index Future, 3-Year	September 2009	(93)	20	Australian Treasury Bond Future, 3-Year	September 2009	10	$ 9
Euro-Bobl Future	September 2009	(103)	(14)	Dow Jones Euro Stoxx 50 Index Future	September 2009	127	(18)
Euro-Schatz Future	September 2009	(29)	1	FTSE 100 Index Future	September 2009	36	(24)
U.K. Long Gilt Future	September 2009	(28)	(20)	Topix Index Future	September 2009	26	(1)
U.S. Treasury Note Future, 2-Year	September 2009	159	(73)				$ (34)
U.S. Treasury Note Future, 5-Year	September 2009	338	202	JNL/PIMCO Real Return Fund
U.S. Treasury Note Future, 10-Year	September 2009	(176)	(119)	90-Day British Pound Sterling Future	December 2009	104	$ 129
U.S. Treasury Note Future, 20-Year	September 2009	395	1,154	90-Day Eurodollar Future	December 2009	17	(2)
			$ 1,419	3-Month Euro Euribor Future	June 2010	29	14
JNL/Goldman Sachs Short Duration Bond Fund				3-Month Euro Euribor Future	September 2010	128	(5)
90-Day Eurodollar Future	July 2009	70	$ 8	3-Month Euro Euribor Future	December 2010	50	(25)
90-Day Eurodollar Future	August 2009	70	9				$ 111
90-Day Eurodollar Future	September 2009	22	44	JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	December 2009	50	60	90-Day British Pound Sterling Future	December 2009	19	$ 129
90-Day Eurodollar Future	March 2010	119	37	90-Day British Pound Sterling Future	March 2010	19	12
90-Day Eurodollar Future	June 2010	37	(1)	90-Day British Pound Sterling Future	June 2010	40	(5)
90-Day Eurodollar Future	September 2011	39	(2)	90-Day British Pound Sterling Future	September 2010	40	(21)
90-Day Eurodollar Future	December 2011	39	(1)	90-Day British Pound Sterling Future	December 2010	40	(34)
U.S. Treasury Bond Future, 20-Year	September 2009	(23)	(30)	90-Day British Pound Sterling Future	March 2011	21	(27)
U.S. Treasury Note Future, 2-Year	September 2009	661	(278)	90-Day Eurodollar Future	September 2009	558	3,273
U.S. Treasury Note Future 5-Year	September 2009	186	130	90-Day Eurodollar Future	December 2009	718	2,620
U.S. Treasury Note Future, 10-Year	September 2009	50	5	90-Day Eurodollar Future	March 2010	293	1,855
			$ (19)	90-Day Eurodollar Future	June 2010	213	140
JNL/Mellon Capital Management S&P 500 Index Fund				90-Day Eurodollar Future	September 2010	37	87
S&P 500 E-Mini Index Future	September 2009	505	$ (235)	90-Day Eurodollar Future	December 2010	241	(165)
				3-Month Euro Euribor Future	December 2009	42	38
JNL/Mellon Capital Management S&P 400 MidCap Index Fund				3-Month Euro Euribor Future	March 2010	71	97
S&P MidCap 400 E-Mini Index Future	September 2009	151	$ 114	U.S. Treasury Note Future, 5-Year	September 2009	349	(567)
							$ 7,432

Summary of Open Forward Foreign Currency Contracts (in thousand)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund						JNL/Franklin Templeton Mutual Shares Fund (continued)
EUR/GBP	07/17/2009	GBP	(175)	$ (288)	$ (1)	USD/AUD	09/17/2009	AUD	(19)	$ (15)	$ -
EUR/USD	07/15/2009	EUR	2,433	3,413	13	USD/AUD	09/17/2009	AUD	(21)	(16)	-
EUR/USD	07/17/2009	EUR	208	291	4	USD/AUD	09/17/2009	AUD	(120)	(96)	(2)
EUR/USD	07/17/2009	EUR	838	1,175	15	USD/AUD	09/17/2009	AUD	(80)	(64)	-
JPY/USD	07/08/2009	JPY	251,589	2,612	12	USD/AUD	09/17/2009	AUD	(117)	(94)	(2)
JPY/USD	07/15/2009	JPY	368,351	3,825	75	USD/AUD	09/17/2009	AUD	(55)	(44)	-
USD/EUR	07/06/2009	EUR	(3)	(5)	-	USD/AUD	09/17/2009	AUD	(48)	(38)	-
				$ 11,023	$ 118	USD/CAD	08/31/2009	CAD	(258)	(222)	(14)
JNL/Franklin Templeton Mutual Shares Fund						USD/CAD	08/31/2009	CAD	(34)	(30)	(2)
AUD/USD	09/17/2009	AUD	2	$ 2	$ -	USD/CHF	08/10/2009	CHF	(5,078)	(4,677)	(299)
CAD/USD	08/31/2009	CAD	30	26	3	USD/CHF	08/10/2009	CHF	(140)	(129)	(7)
CAD/USD	08/31/2009	CAD	33	28	1	USD/CHF	08/10/2009	CHF	(140)	(129)	(10)
CAD/USD	08/31/2009	CAD	46	39	2	USD/CHF	08/10/2009	CHF	(159)	(146)	(11)
CAD/USD	08/31/2009	CAD	38	33	(1)	USD/CHF	08/10/2009	CHF	(500)	(461)	(18)
CAD/USD	08/31/2009	CAD	22	19	(1)	USD/CHF	08/10/2009	CHF	(169)	(156)	(6)
CAD/USD	08/31/2009	CAD	32	27	(1)	USD/CHF	08/10/2009	CHF	(102)	(94)	(4)
CAD/USD	08/31/2009	CAD	32	27	(1)	USD/CHF	08/10/2009	CHF	(99)	(91)	(4)
CHF/USD	08/10/2009	CHF	300	276	19	USD/CHF	08/10/2009	CHF	(130)	(120)	(1)
CHF/USD	08/10/2009	CHF	300	276	20	USD/DKK	10/23/2009	DKK	(2,832)	(533)	(47)
CHF/USD	08/10/2009	CHF	250	230	13	USD/DKK	10/23/2009	DKK	(300)	(56)	(4)
CHF/USD	08/10/2009	CHF	145	134	8	USD/DKK	10/23/2009	DKK	(280)	(53)	(5)
DKK/USD	10/23/2009	DKK	240	45	5	USD/DKK	10/23/2009	DKK	(385)	(72)	(7)
DKK/USD	10/23/2009	DKK	447	84	7	USD/DKK	10/23/2009	DKK	(530)	(100)	(8)
DKK/USD	10/23/2009	DKK	650	122	-	USD/DKK	10/23/2009	DKK	(148)	(28)	(1)
GBP/USD	07/13/2009	GBP	370	609	84	USD/DKK	10/23/2009	DKK	(170)	(32)	(1)
GBP/USD	07/13/2009	GBP	500	823	119	USD/DKK	10/23/2009	DKK	(209)	(39)	(3)
GBP/USD	07/13/2009	GBP	260	428	52	USD/DKK	10/23/2009	DKK	(430)	(81)	(6)
JPY/USD	10/20/2009	JPY	8,000	83	2	USD/DKK	10/23/2009	DKK	(400)	(75)	(4)
KRW/USD	07/08/2009	KRW	110,000	87	-	USD/DKK	10/23/2009	DKK	(73)	(14)	(1)
NOK/USD	08/19/2009	NOK	1,700	264	1	USD/DKK	10/23/2009	DKK	(330)	(62)	(4)
NOK/USD	08/19/2009	NOK	1,000	155	(1)	USD/DKK	10/23/2009	DKK	(500)	(94)	(5)
SEK/USD	09/16/2009	SEK	670	87	6	USD/EUR	08/13/2009	EUR	(88)	(123)	(4)
SEK/USD	09/16/2009	SEK	500	65	1	USD/EUR	08/13/2009	EUR	(1,100)	(1,543)	(27)
USD/DKK	10/23/2009	DKK	(700)	(132)	(5)	USD/EUR	08/13/2009	EUR	(109)	(152)	(1)
USD/DKK	10/23/2009	DKK	(560)	(105)	-	USD/EUR	08/13/2009	EUR	(121)	(170)	(1)
USD/EUR	08/13/2009	EUR	(20,238)	(28,387)	(803)	USD/EUR	08/13/2009	EUR	(600)	(842)	16
SEK/USD	09/16/2009	SEK	370	48	1	USD/EUR	08/13/2009	EUR	(243)	(340)	6
USD/AUD	09/17/2009	AUD	(138)	(111)	(4)	USD/EUR	08/13/2009	EUR	(230)	(323)	(1)
USD/AUD	09/17/2009	AUD	(18)	(14)	-	USD/EUR	08/13/2009	EUR	(290)	(407)	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)						JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/GBP	07/13/2009	GBP	(9,187)	$ (15,113)	$ (1,159)	EUR/USD	09/16/2009	EUR	542	$ 760	$ (2)
USD/GBP	07/13/2009	GBP	(90)	(148)	(23)	GBP/JPY	09/16/2009	JPY	(79,135)	(822)	(4)
USD/GBP	07/13/2009	GBP	(108)	(178)	(23)	GBP/USD	09/16/2009	GBP	716	1,178	16
USD/GBP	07/13/2009	GBP	(93)	(153)	(20)	GBP/USD	09/16/2009	GBP	1,592	2,618	85
USD/GBP	07/13/2009	GBP	(300)	(494)	(63)	GBP/USD	09/16/2009	GBP	479	788	15
USD/GBP	07/13/2009	GBP	(300)	(494)	(77)	GBP/USD	09/16/2009	GBP	454	747	4
USD/GBP	07/13/2009	GBP	(109)	(179)	(25)	GBP/USD	09/16/2009	GBP	500	822	4
USD/GBP	07/13/2009	GBP	(100)	(164)	(18)	GBP/USD	09/16/2009	GBP	480	789	(13)
USD/GBP	07/13/2009	GBP	(300)	(494)	(52)	JPY/AUD	09/16/2009	AUD	(1,862)	(1,491)	(13)
USD/GBP	07/13/2009	GBP	(132)	(217)	(23)	JPY/AUD	09/16/2009	AUD	(563)	(451)	(6)
USD/GBP	07/13/2009	GBP	(400)	(658)	(53)	JPY/AUD	09/16/2009	AUD	(947)	(758)	(9)
USD/GBP	07/13/2009	GBP	(270)	(444)	(23)	JPY/EUR	09/16/2009	EUR	(560)	(785)	-
USD/GBP	07/13/2009	GBP	(107)	(176)	1	JPY/GBP	09/16/2009	GBP	(477)	(785)	-
USD/GBP	08/12/2009	GBP	(971)	(1,597)	(17)	JPY/USD	09/16/2009	JPY	143,732	1,494	16
USD/JPY	10/20/2009	JPY	(123,023)	(1,279)	(34)	JPY/USD	09/16/2009	JPY	43,432	451	7
USD/JPY	10/20/2009	JPY	(5,500)	(57)	1	JPY/USD	09/16/2009	JPY	272,489	2,832	3
USD/JPY	10/20/2009	JPY	(10,000)	(104)	1	JPY/USD	09/16/2009	JPY	143,700	1,493	(7)
USD/JPY	10/20/2009	JPY	(14,700)	(153)	(3)	JPY/USD	09/16/2009	JPY	71,552	744	(6)
USD/KRW	07/08/2009	KRW	(132,500)	(104)	(4)	JPY/USD	09/16/2009	JPY	75,481	784	(1)
USD/KRW	07/08/2009	KRW	(42,560)	(33)	(1)	JPY/USD	09/16/2009	JPY	75,393	783	(1)
USD/KRW	07/08/2009	KRW	(134,950)	(106)	(6)	NOK/USD	09/16/2009	NOK	16,446	2,554	17
USD/KRW	07/08/2009	KRW	(284,330)	(224)	(10)	NOK/USD	09/16/2009	NOK	3,765	585	(7)
USD/KRW	07/08/2009	KRW	(26,220)	(21)	(1)	NZD/GBP	09/16/2009	GBP	(559)	(919)	(33)
USD/KRW	07/08/2009	KRW	(53,000)	(42)	(2)	NZD/USD	09/16/2009	NZD	1,731	1,111	(3)
USD/KRW	07/08/2009	KRW	(79,637)	(63)	(3)	NZD/USD	09/16/2009	NZD	1,425	914	28
USD/KRW	07/08/2009	KRW	(30,308)	(24)	(1)	NZD/USD	09/16/2009	NZD	1,899	1,219	24
USD/KRW	07/08/2009	KRW	(98,813)	(78)	(3)	NZD/USD	09/16/2009	NZD	716	459	16
USD/KRW	07/08/2009	KRW	(97,500)	(77)	(2)	SEK/NOK	09/16/2009	NOK	(7,665)	(1,190)	5
USD/KRW	07/08/2009	KRW	(200,000)	(157)	5	SEK/NOK	09/16/2009	NOK	(3,888)	(604)	(6)
USD/NOK	08/19/2009	NOK	(23,500)	(3,652)	(36)	SEK/USD	09/16/2009	SEK	9,453	1,226	30
USD/NOK	08/19/2009	NOK	(999)	(155)	-	SEK/USD	09/16/2009	SEK	4,776	619	22
USD/NOK	08/19/2009	NOK	(900)	(140)	-	USD/AUD	09/16/2009	AUD	(1,281)	(1,026)	2
USD/SEK	09/16/2009	SEK	(5,789)	(751)	(83)	USD/AUD	09/16/2009	AUD	(589)	(472)	2
USD/SEK	09/16/2009	SEK	(740)	(96)	(4)	USD/AUD	09/16/2009	AUD	(564)	(452)	(8)
USD/SEK	09/16/2009	SEK	(187)	(24)	(2)	USD/BRL	08/03/2009	BRL	(529)	(268)	(32)
USD/SEK	09/16/2009	SEK	(400)	(52)	(3)	USD/CAD	09/16/2009	CAD	(798)	(686)	26
USD/SEK	09/16/2009	SEK	(330)	(43)	(3)	USD/CAD	09/16/2009	CAD	(340)	(292)	8
USD/SEK	09/16/2009	SEK	(530)	(69)	-	USD/CHF	09/16/2009	CHF	(1,602)	(1,477)	20
USD/SEK	09/16/2009	SEK	(1,329)	(172)	2	USD/CHF	09/16/2009	CHF	(1,116)	(1,028)	16

USD/SEK	09/16/2009	SEK	(933)	(121)	(1)	USD/CHF	09/16/2009	CHF	(1,629)	(1,501)	(15)
USD/SGD	09/24/2009	SGD	(684)	(472)	(21)	USD/CHF	09/16/2009	CHF	(1,623)	(1,496)	(10)
USD/SGD	09/24/2009	SGD	(99)	(68)	(3)	USD/CHF	09/16/2009	CHF	(498)	(459)	(2)
USD/SGD	09/24/2009	SGD	(78)	(54)	(2)	USD/EUR	07/31/2009	EUR	(459)	(644)	2
USD/SGD	09/24/2009	SGD	(120)	(83)	(3)	USD/EUR	09/16/2009	EUR	(3,119)	(4,375)	(51)
USD/SGD	09/24/2009	SGD	(80)	(55)	(2)	USD/GBP	07/02/2009	GBP	(554)	(911)	(23)
USD/SGD	09/24/2009	SGD	(66)	(46)	(1)	USD/GBP	08/07/2009	GBP	(554)	(911)	8
USD/SGD	09/24/2009	SGD	(115)	(79)	(1)	USD/GBP	09/16/2009	GBP	(827)	(1,360)	(6)
				$ (65,249)	$ (2,762)	USD/GBP	09/16/2009	GBP	(464)	(763)	(7)
JNL/Goldman Sachs Core Plus Bond Fund						USD/JPY	07/16/2009	JPY	(47,875)	(497)	(8)
AUD/JPY	09/16/2009	JPY	(70,017)	$ (728)	$ 1	USD/JPY	09/16/2009	JPY	(87,471)	(909)	(11)
AUD/USD	09/16/2009	AUD	7,664	6,139	6	USD/JPY	09/16/2009	JPY	(549,509)	(5,710)	(100)
AUD/USD	09/16/2009	AUD	1,822	1,459	(11)	USD/NZD	09/16/2009	NZD	(920)	(591)	(2)
AUD/USD	09/16/2009	AUD	914	732	4	USD/SEK	09/16/2009	SEK	(5,717)	(741)	5
CAD/USD	09/16/2009	CAD	991	853	(39)	USD/SEK	09/16/2009	SEK	(5,561)	(721)	(14)
CAD/USD	09/16/2009	CAD	1,306	1,124	(63)					$ 2,600	$ (243)
CAD/USD	09/16/2009	CAD	1,868	1,607	(25)	JNL/Goldman Sachs Emerging Markets Debt Fund
CHF/AUD	09/16/2009	AUD	(2,273)	(1,821)	(20)	BRL/USD	08/03/2009	BRL	389	$ 198	$ 23
CHF/CAD	09/16/2009	CAD	(1,296)	(1,115)	27	BRL/USD	08/03/2009	BRL	13,911	7,057	170
CHF/JPY	09/16/2009	JPY	(218,239)	(2,268)	(48)	CLP/USD	09/29/2009	CLP	1,203,034	2,265	(2)
CHF/USD	09/16/2009	CHF	2,396	2,208	(12)	CNY/USD	09/29/2009	CNY	18,921	2,774	3
CHF/USD	09/16/2009	CHF	1,590	1,465	(20)	INR/USD	09/29/2009	INR	164,208	3,404	66
CHF/USD	09/16/2009	CHF	1,232	1,135	(8)	KRW/USD	09/29/2009	KRW	8,000,000	6,373	135
CHF/USD	09/16/2009	CHF	1,941	1,789	(12)	PHP/USD	09/29/2009	PHP	70,000	1,445	7
EUR/AUD	09/16/2009	AUD	(1,458)	(1,168)	18	RUB/USD	09/29/2009	RUB	80,000	2,507	12
EUR/AUD	09/16/2009	AUD	(1,912)	(1,531)	(24)	SGD/USD	09/16/2009	SGD	1,658	1,145	(8)
EUR/AUD	09/16/2009	AUD	(966)	(773)	(11)	TWD/USD	09/29/2009	TWD	113,386	3,508	34
EUR/CAD	09/16/2009	CAD	(717)	(617)	16	ZAR/USD	09/16/2009	ZAR	18,595	2,378	96
EUR/GBP	09/16/2009	GBP	(719)	(1,183)	7	ZAR/USD	09/16/2009	ZAR	4,000	512	22
EUR/NZD	09/16/2009	NZD	(1,403)	(901)	(13)					$ 33,566	$ 558
EUR/NZD	09/16/2009	NZD	(959)	(616)	(7)	JNL/JPMorgan International Value Fund
EUR/USD	07/31/2009	EUR	647	908	(2)	AUD/CHF	08/27/2009	CHF	(2,154)	$ (1,985)	$ 4
EUR/USD	09/16/2009	EUR	845	1,185	(6)	AUD/USD	08/27/2009	AUD	17,845	14,315	628
EUR/USD	09/16/2009	EUR	842	1,181	(6)	AUD/USD	08/27/2009	AUD	2,506	2,011	22
EUR/USD	09/16/2009	EUR	635	891	3	AUD/USD	08/27/2009	AUD	2,586	2,074	(15)
EUR/USD	09/16/2009	EUR	454	637	4	CAD/USD	07/02/2009	CAD	143	123	(1)
EUR/USD	09/16/2009	EUR	1,088	1,526	19	CHF/USD	08/27/2009	CHF	2,566	2,363	(9)
EUR/USD	09/16/2009	EUR	433	607	(2)	EUR/CAD	08/27/2009	CAD	(2,402)	(2,067)	72

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/JPMorgan International Value Fund (continued)						JNL/Mellon Capital Management International Index Fund (continued)
EUR/USD	08/27/2009	EUR	1,532	$ 2,148	$ 9	GBP/USD	09/16/2009	GBP	128	$ 210	$ (1)
EUR/USD	08/27/2009	EUR	1,730	2,427	3	JPY/USD	09/16/2009	JPY	455,626	4,735	81
EUR/USD	08/27/2009	EUR	1,608	2,256	26	JPY/USD	09/16/2009	JPY	36,720	382	6
EUR/USD	08/27/2009	EUR	1,452	2,037	32	JPY/USD	09/16/2009	JPY	18,750	195	4
EUR/USD	08/27/2009	EUR	1,876	2,631	29	JPY/USD	09/16/2009	JPY	14,753	153	3
EUR/USD	08/27/2009	EUR	1,402	1,966	26	JPY/USD	09/16/2009	JPY	9,430	98	2
EUR/USD	08/27/2009	EUR	1,400	1,964	25	JPY/USD	09/16/2009	JPY	28,530	296	5
EUR/USD	08/27/2009	EUR	2,013	2,823	18	JPY/USD	09/16/2009	JPY	9,465	98	1
EUR/USD	08/29/2009	EUR	3,822	5,360	(19)	JPY/USD	09/16/2009	JPY	18,340	191	(1)
GBP/SEK	08/27/2009	SEK	(39,363)	(5,105)	(15)	JPY/USD	09/16/2009	JPY	9,220	96	-
GBP/USD	08/27/2009	GBP	5,403	8,887	515	JPY/USD	09/16/2009	JPY	9,210	96	(1)
GBP/USD	08/27/2009	GBP	3,126	5,141	51	JPY/USD	09/16/2009	JPY	18,020	187	-
GBP/USD	08/27/2009	GBP	2,144	3,527	29	JPY/USD	09/16/2009	JPY	18,380	191	(2)
HKD/USD	08/27/2009	HKD	15,654	2,021	-	JPY/USD	09/16/2009	JPY	18,570	193	(2)
HKD/USD	08/27/2009	HKD	12,734	1,644	-	JPY/USD	09/16/2009	JPY	27,540	286	-
JPY/AUD	08/27/2009	AUD	(2,721)	(2,183)	(87)	USD/EUR	09/16/2009	EUR	(3,940)	(5,526)	(8)
JPY/USD	08/27/2009	JPY	200,982	2,088	(7)	USD/EUR	09/16/2009	EUR	(241)	(337)	(3)
JPY/USD	08/27/2009	JPY	1,347,072	13,995	(69)	USD/EUR	09/16/2009	EUR	(188)	(263)	1
JPY/USD	08/27/2009	JPY	171,524	1,782	(45)	USD/GBP	09/16/2009	GBP	(2,198)	(3,615)	(15)
JPY/USD	08/27/2009	JPY	65,999	686	3	USD/GBP	09/16/2009	GBP	(128)	(210)	-
JPY/USD	08/27/2009	JPY	164,420	1,708	(11)	USD/GBP	09/16/2009	GBP	(84)	(138)	1
JPY/USD	08/27/2009	JPY	199,400	2,072	45	USD/JPY	09/16/2009	JPY	(302,940)	(3,148)	(62)
NOK/USD	08/27/2009	NOK	18,194	2,827	(2)	USD/JPY	09/16/2009	JPY	(9,130)	(95)	-
SEK/USD	08/27/2009	SEK	95,786	12,422	(61)	USD/JPY	09/16/2009	JPY	(17,950)	(187)	2
SGD/USD	08/27/2009	SGD	4,785	3,304	30					$ 11,326	$ 54
SGD/USD	08/27/2009	SGD	2,707	1,869	(4)	JNL/PIMCO Real Return Fund
USD/CHF	08/27/2009	CHF	(15,033)	(13,849)	(313)	CNY/USD	07/15/2009	CNY	2,817	$ 412	$ (27)
USD/CHF	08/27/2009	CHF	(1,857)	(1,711)	(3)	CNY/USD	07/15/2009	CNY	5,749	842	(48)
USD/EUR	08/27/2009	EUR	(22,161)	(31,083)	(882)	CNY/USD	07/15/2009	CNY	9,076	1,329	(61)
USD/EUR	08/27/2009	EUR	(1,800)	(2,525)	(19)	CNY/USD	09/08/2009	CNY	11,667	1,710	(20)
USD/EUR	08/27/2009	EUR	(1,521)	(2,133)	(1)	CNY/USD	09/08/2009	CNY	12,290	1,801	(19)
USD/EUR	08/27/2009	EUR	(1,538)	(2,157)	5	CNY/USD	09/08/2009	CNY	4,481	657	7
USD/EUR	08/27/2009	EUR	(647)	(907)	(1)	CNY/USD	03/29/2010	CNY	3,148	463	(2)

USD/GBP	08/27/2009	GBP	(1,784)	(2,934)	(132)	CNY/USD	03/29/2010	CNY	3,271	481	(3)
USD/GBP	08/27/2009	GBP	(2,011)	(3,308)	(90)	CNY/USD	03/29/2010	CNY	5,250	772	(6)
USD/GBP	08/27/2009	GBP	(2,398)	(3,944)	(150)	CNY/USD	03/29/2010	CNY	2,187	322	(2)
USD/GBP	08/27/2009	GBP	(1,226)	(2,017)	1	CNY/USD	03/29/2010	CNY	29	4	-
USD/GBP	08/27/2009	GBP	(2,156)	(3,547)	(41)	CNY/USD	03/29/2010	CNY	460	68	-
USD/GBP	08/27/2009	GBP	(1,751)	(2,880)	(33)	CNY/USD	03/29/2010	CNY	4	1	-
USD/GBP	08/27/2009	GBP	(1,662)	(2,734)	16	CNY/USD	03/29/2010	CNY	12,339	1,815	(9)
USD/GBP	08/27/2009	GBP	(1,850)	(3,042)	18	GBP/USD	07/02/2009	GBP	121	199	3
USD/HKD	08/27/2009	HKD	(13,636)	(1,760)	-	JPY/USD	07/02/2009	JPY	2,783,268	28,892	(71)
USD/JPY	08/27/2009	JPY	(505,000)	(5,246)	(30)	MXN/USD	11/27/2009	MXN	54	4	-
USD/JPY	08/27/2009	JPY	(323,885)	(3,365)	(20)	PHP/USD	12/24/2010	PHP	2,000	41	(4)
USD/JPY	08/27/2009	JPY	(229,282)	(2,382)	9	SGD/USD	07/30/2009	SGD	463	320	-
				$ 5,607	$ (444)	USD/AUD	07/23/2009	AUD	(58)	(47)	(1)
JNL/Mellon Capital Management International Index Fund						USD/BRL	08/04/2009	BRL	(670)	(340)	(34)
AUD/USD	09/16/2009	AUD	887	$ 710	$ 13	USD/CNY	07/15/2009	CNY	(5,302)	(776)	2
AUD/USD	09/16/2009	AUD	97	78	1	USD/CNY	07/15/2009	CNY	(12,339)	(1,807)	(1)
AUD/USD	09/16/2009	AUD	96	77	-	USD/CNY	09/08/2009	CNY	(13,650)	(2,001)	(51)
AUD/USD	09/16/2009	AUD	193	154	(1)	USD/CNY	09/08/2009	CNY	(5,423)	(795)	(19)
EUR/USD	09/16/2009	EUR	4,725	6,626	(3)	USD/EUR	07/27/2009	EUR	(1,327)	(1,861)	(6)
EUR/USD	09/16/2009	EUR	471	660	(2)	USD/GBP	07/02/2009	GBP	(1,238)	(2,037)	(140)
EUR/USD	09/16/2009	EUR	350	491	-	USD/GBP	08/06/2009	GBP	(1,117)	(1,837)	1
EUR/USD	09/16/2009	EUR	144	201	-	USD/JPY	07/02/2009	JPY	(2,783,268)	(28,892)	(15)
EUR/USD	09/16/2009	EUR	227	319	1	USD/JPY	08/04/2009	JPY	(2,783,268)	(28,908)	64
EUR/USD	09/16/2009	EUR	326	457	7	USD/MXN	11/27/2009	MXN	(472)	(35)	(3)
EUR/USD	09/16/2009	EUR	146	205	2	USD/PHP	08/06/2009	PHP	(2,904)	(60)	-
EUR/USD	09/16/2009	EUR	190	267	1	USD/PHP	08/06/2009	PHP	(3,009)	(62)	1
EUR/USD	09/16/2009	EUR	118	165	-	USD/PHP	12/24/2010	PHP	(2,000)	(41)	-
EUR/USD	09/16/2009	EUR	73	102	1	USD/SGD	07/30/2009	SGD	(463)	(320)	(9)
EUR/USD	09/16/2009	EUR	240	336	(1)					$ (29,686)	$ (473)
EUR/USD	09/16/2009	EUR	239	335	(1)	JNL/PIMCO Total Return Fund
EUR/USD	09/16/2009	EUR	268	375	(1)	AUD/USD	07/23/2009	AUD	2,600	$ 2,091	$ 54
GBP/USD	09/16/2009	GBP	748	1,231	7	AUD/USD	07/31/2009	AUD	264	212	2
GBP/USD	09/16/2009	GBP	1,453	2,389	13	BRL/USD	08/04/2009	BRL	5,350	2,713	183
GBP/USD	09/16/2009	GBP	308	506	2	BRL/USD	08/04/2009	BRL	6,604	3,350	250
GBP/USD	09/16/2009	GBP	177	291	-	BRL/USD	08/04/2009	BRL	5,608	2,844	132
GBP/USD	09/16/2009	GBP	156	257	(1)	CAD/USD	08/04/2009	CAD	2,042	1,756	(103)
GBP/USD	09/16/2009	GBP	89	147	1	CNY/USD	07/15/2009	CNY	4,639	679	(41)
GBP/USD	09/16/2009	GBP	177	292	2	CNY/USD	07/15/2009	CNY	10,176	1,490	(88)
GBP/USD	09/16/2009	GBP	87	142	1	CNY/USD	07/15/2009	CNY	3,633	532	(32)
GBP/USD	09/16/2009	GBP	42	70	1	CNY/USD	07/15/2009	CNY	1,043	153	(10)
GBP/USD	09/16/2009	GBP	42	69	-	CNY/USD	07/15/2009	CNY	1,043	153	(10)
GBP/USD	09/16/2009	GBP	43	70	1	CNY/USD	07/15/2009	CNY	3,549	520	(32)

GBP/USD	09/16/2009	GBP	127	208	-	CNY/USD	07/15/2009	CNY	5,323	779	(49)
GBP/USD	09/16/2009	GBP	126	208	(1)	CNY/USD	07/15/2009	CNY	3,561	521	(34)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)
Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Total Return Fund (continued)
CNY/USD	07/15/2009	CNY	9,533	$ 1,396	$ (80)
CNY/USD	07/15/2009	CNY	10,381	1,520	(70)
CNY/USD	07/15/2009	CNY	8,518	1,247	(53)
CNY/USD	07/15/2009	CNY	3,987	584	(26)
CNY/USD	07/15/2009	CNY	3,005	440	(26)
CNY/USD	09/08/2009	CNY	2,441	358	8
CNY/USD	09/08/2009	CNY	2,434	357	7
CNY/USD	09/08/2009	CNY	2,413	354	4
CNY/USD	09/08/2009	CNY	2,347	344	4
CNY/USD	09/08/2009	CNY	1,933	283	3
CNY/USD	09/08/2009	CNY	4,860	712	12
CNY/USD	09/08/2009	CNY	2,360	346	6
CNY/USD	09/08/2009	CNY	1,294	190	3
CNY/USD	09/08/2009	CNY	3,585	526	6
EUR/USD	07/27/2009	EUR	216	303	6
GBP/USD	07/02/2009	GBP	247	406	19
JPY/USD	07/02/2009	JPY	59,323	616	-
JPY/USD	08/04/2009	JPY	59,323	616	(1)
PHP/USD	12/24/2010	PHP	2,900	59	(5)
SGD/USD	07/30/2009	SGD	955	659	(1)
USD/BRL	08/04/2009	BRL	(341)	(173)	(17)
USD/CNY	07/15/2009	CNY	(1,187)	(174)	(10)
USD/CNY	07/15/2009	CNY	(3,564)	(522)	(29)
USD/CNY	07/15/2009	CNY	(1,185)	(174)	(10)
USD/CNY	07/15/2009	CNY	(1,176)	(172)	(10)
USD/CNY	07/15/2009	CNY	(1,251)	(183)	(11)
USD/CNY	07/15/2009	CNY	(967)	(142)	(9)
USD/CNY	07/15/2009	CNY	(626)	(92)	(6)
USD/CNY	07/15/2009	CNY	(1,268)	(186)	(6)
USD/CNY	07/15/2009	CNY	(1,268)	(186)	(6)
USD/CNY	07/15/2009	CNY	(1,272)	(186)	(6)
USD/CNY	07/15/2009	CNY	(763)	(112)	(4)
USD/CNY	07/15/2009	CNY	(5,080)	(744)	(23)
USD/CNY	07/15/2009	CNY	(2,545)	(373)	(12)
USD/CNY	07/15/2009	CNY	(14,852)	(2,175)	(60)
USD/CNY	07/15/2009	CNY	(4,624)	(677)	(14)
USD/CNY	07/15/2009	CNY	(8,038)	(1,177)	(24)
USD/CNY	07/15/2009	CNY	(4,538)	(664)	(14)
USD/CNY	07/15/2009	CNY	(4,496)	(658)	(14)
USD/CNY	07/15/2009	CNY	(4,264)	(624)	(13)
USD/CNY	07/15/2009	CNY	(5,425)	(794)	(15)
USD/CNY	09/08/2009	CNY	(2,769)	(406)	(11)
USD/CNY	09/08/2009	CNY	(2,084)	(306)	(9)
USD/CNY	09/08/2009	CNY	(2,024)	(297)	(8)
USD/CNY	09/08/2009	CNY	(2,399)	(352)	(10)
USD/CNY	09/08/2009	CNY	(2,324)	(341)	(8)
USD/CNY	09/08/2009	CNY	(4,394)	(644)	(15)
USD/CNY	09/08/2009	CNY	(1,910)	(280)	(7)
USD/CNY	09/08/2009	CNY	(721)	(106)	(3)
USD/CNY	09/08/2009	CNY	(5,041)	(739)	(17)
USD/EUR	07/27/2009	EUR	(3,490)	(4,896)	(17)
USD/EUR	07/27/2009	EUR	(216)	(303)	-
USD/GBP	07/02/2009	GBP	(5,161)	(8,491)	(497)
USD/GBP	07/02/2009	GBP	(90)	(148)	(4)
USD/GBP	07/02/2009	GBP	(51)	(84)	(1)
USD/GBP	08/06/2009	GBP	(5,055)	(8,315)	3
USD/JPY	07/02/2009	JPY	(59,323)	(616)	2
USD/PHP	12/24/2010	PHP	(2,900)	(59)	1
USD/SGD	07/30/2009	SGD	(141)	(98)	(5)
USD/SGD	07/30/2009	SGD	(706)	(488)	(24)
USD/SGD	07/30/2009	SGD	(107)	(74)	(3)
				$ (8,122)	$ (908)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Interest Rate Swap Agreements (in thousands)
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Bank of America N.A.	3-Month LIBOR	Receiving	3.75%	12/16/2024		$ 3,900	$ (60)
	3-Month LIBOR	Receiving	4.00%	12/17/2029		300	2
	3-Month LIBOR	Receiving	4.00%	12/17/2029		2,200	(75)
Credit Suisse International	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(2)
Deutsche Bank AG	3-Month LIBOR	Receiving	3.50%	12/16/2019		3,600	72
	3-Month LIBOR	Receiving	3.00%	12/16/2014		4,700	61
	3-Month LIBOR	Receiving	4.00%	12/17/2029		500	5
	3-Month LIBOR	Receiving	3.75%	12/16/2024		1,500	(25)
	3-Month LIBOR	Paying	4.00%	12/17/2029		1,300	47
	6-Month EURIBOR	Receiving	3.00%	12/16/2014	EUR	1,360	(15)
	KRW 3-month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	(19)
	KRW 3-month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	3
	KRW 3-month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	(6)
JPMorgan Chase Bank N.A.	3-Month LIBOR	Receiving	4.00%	12/17/2029		1,000	50
New York	3-Month LIBOR	Receiving	3.75%	12/16/2024		3,600	(53)
	3-Month LIBOR	Receiving	3.75%	12/16/2024		2,200	(42)
	3-Month LIBOR	Paying	4.00%	12/17/2029		1,300	45
	3-Month LIBOR	Paying	4.00%	12/17/2029		1,400	54
	3-Month LIBOR	Paying	3.25%	12/16/2016		4,600	102
	3-Month LIBOR	Receiving	3.50%	12/16/2019		5,300	35
	KRW 3-month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	(18)
	KRW 3-month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	5
JPMorgan Chase Bank N.A.	KRW 3-month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	(1)
London
							$ 165

JNL/Goldman Sachs Short Duration Bond Fund
Bank of America N.A.		3-Month LIBOR	Receiving	4.00%	12/17/2029		$ 200	$ 1
		3-Month LIBOR	Receiving	3.75%	12/16/2024		1,500	(24)
		3-Month LIBOR	Receiving	4.00%	12/17/2029		1,900	(66)
		3-Month LIBOR	Receiving	3.50%	12/16/2019		3,000	(81)
		3-Month LIBOR	Paying	4.00%	12/17/2029		3,000	117
Deutsche Bank AG		3-Month LIBOR	Receiving	3.00%	12/16/2014		36,400	471
		3-Month LIBOR	Paying	4.00%	12/17/2029		400	4
		3-Month LIBOR	Receiving	3.75%	12/16/2024		600	(10)
		3-Month LIBOR	Receiving	3.50%	12/16/2019		3,300	(77)
		3-Month LIBOR	Paying	4.00%	12/17/2029		3,100	99
JPMorgan Chase Bank N.A.		3-Month LIBOR	Receiving	4.00%	12/17/2029		700	36
New York		3-Month LIBOR	Paying	3.50%	12/16/2019		6,300	(170)
		3-Month LIBOR	Receiving	2.00%	12/16/2011		46,200	297
		3-Month LIBOR	Receiving	3.75%	12/16/2024		1,300	(20)
		3-Month LIBOR	Receiving	3.75%	12/16/2024		800	(16)
								$ 561
JNL/Goldman Sachs Emerging Markets Debt Fund
Citibank N.A.		Brazil Interbank Deposit Rate	Paying	15.30%	01/02/2012	BRL	4,000	$ 180
		Brazil Interbank Deposit Rate	Paying	15.70%	01/02/2012	BRL	4,000	197
		KRW 3-month CD Rate	Paying	4.08%	12/04/2013	KRW	1,900,000	(4)
		Brazil Interbank Deposit Rate	Paying	10.63%	01/02/2012	BRL	8,000	(24)
Deutsche Bank AG		KRW 3-month CD Rate	Paying	3.40%	06/09/2011	KRW	6,000,000	(25)
								$ 324
JNL/PIMCO Real Return Fund
Barclays Bank PLC	*	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$ (37)
		6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	174
Deutsche Bank AG		3-Month LIBOR	Paying	3.50%	06/24/2016		6,000	13
Goldman Sachs & Co.		6-Month EURIBOR	Paying	4.50%	03/18/2011	EUR	3,700	266
HSBC Bank	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	10
		6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	500	44
Merrill Lynch & Co., Inc.	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	260
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	94
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	51
Royal Bank of Scotland Group PLC		United Kingdom RP Index	Paying	3.44%	09/10/2027	GBP	400	(15)
		United Kingdom RP Index	Paying	3.49%	12/06/2027	GBP	2,500	(44)
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	12

JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC	*	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	$ 3
	*	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	(3)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	56
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	84
BNP Paribas Bank		6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	2,700	323
Deutsche Bank AG		3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	32,100	(95)
		3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(9)
		3-Month LIBOR	Paying	3.50%	06/24/2016		6,000	36
		6-Month Australian Bank Bill	Paying	5.00%	06/15/2013	AUD	2,100	(49)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Interest Rate Swap Agreements (in thousands) (continued)
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Deutsche Bank AG		6-Month LIBOR	Paying	5.00%	09/18/2009	GBP	45,800	$ 648
		6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	1,100	106
		1-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	800	94
Goldman Sachs & Co.		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	500	(36)
		6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	61
	*	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	2
		FRC - Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	03/30/2012	EUR	600	10
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	259
HSBC Bank USA		6-Month LIBOR	Paying	5.10%	09/15/2013	GBP	600	63
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	9
	*	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	(3)
	*	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	4
Merrill Lynch & Co., Inc.	*	Brazil Interbank Deposit Rate	Receiving	11.98%	01/02/2012	BRL	4,700	40
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	137
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	9
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	18
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	7
	*	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	27
		3-Month LIBOR	Paying	4.00%	12/16/2019		8,200	198
Morgan Stanley		3-Month LIBOR	Paying	4.00%	12/16/2019		2,700	35
		3-Month LIBOR	Paying	3.00%	02/04/2011		63,400	2,520
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	31
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	25
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	32
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	22
		3-Month LIBOR	Paying	4.00%	06/17/2011		12,200	314
Royal Bank of Scotland Group PLC		3-Month LIBOR	Paying	3.00%	02/04/2011		60,600	1,985
		3-Month LIBOR	Paying	3.15%	12/17/2010		138,400	4,614
		6-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	1,900	225
		6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(173)
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	(44)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	(3)
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	30
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	30
								$ 11,642

Summary of Credit Default Swap Agreements (in thousands)
		Reference	Fixed				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating [3]	Pay Rate [6]	Date	Amount[4,5]	Value	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection [2]
Deutsche Bank AG	CDX.IG.11	n/a	1.50%	12/20/2013	$ 10,000	$ 71	$ (276)
Deutsche Bank AG	CDX.IG.11	n/a	1.50%	12/20/2013	13,000	92	103
					$ 23,000	$ 163	$ (173)
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection [1]
Deutsche Bank AG	American International Group Inc., 6.25%, 05/01/36	A3	5.00%	12/20/2013	$ (8,300)	$ (2,264)	$ (1,464)
Barclays Bank PLC	CIT Group Inc., 5.65%, 02/13/17	Ba2	5.00%	12/20/2013	(3,100)	(878)	(183)
Morgan Stanley	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(200)	(30)	(30)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(100)	(15)	(15)
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(100)	(15)	(15)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	3.73%	12/20/2013	(6,600)	(111)	(93)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	Ca	5.40%	09/20/2012	(800)	(88)	(87)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	Ca	5.45%	09/20/2012	(800)	(87)	(86)
					$ (20,000)	$ (3,488)	$ (1,973)
Credit default swap agreements - purchase protection [2]
Goldman Sachs & Co.	Alcoa Inc., 6.75%, 07/15/18	n/a	1.32%	09/20/2018	$ 2,000	$ 322	$ 321
Morgan Stanley	American Electric Power, 5.25%, 06/01/15	n/a	0.47%	06/20/2015	500	4	3
Bank of America N.A.	Baxter International Inc., 5.38%, 06/01/18	n/a	0.31%	06/20/2018	800	(2)	(9)
Goldman Sachs & Co.	CDX.IG-12	n/a	1.00%	06/20/2014	14,200	205	(112)
Deutsche Bank AG	CDX.IG-12	n/a	1.00%	06/20/2014	8,100	117	(111)
Morgan Stanley	CDX.IG-12	n/a	1.00%	06/20/2014	14,600	211	(315)
JPMorgan Chase & Co.	Constellation Energy Group, 4.55%, 06/15/15	n/a	0.96%	06/20/2015	100	4	4
JPMorgan Chase & Co.	Constellation Energy Group, 7.00%, 04/01/12	n/a	0.67%	06/20/2012	2,500	77	76
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	n/a	1.07%	03/20/2016	1,000	121	121
Deutsche Bank AG	Genworth Financial, Inc., 6.12%, 05/22/18	n/a	0.98%	06/20/2018	800	276	275
Barclays Bank PLC	Genworth Financial, Inc., 6.52%, 05/22/18	n/a	0.96%	06/20/2018	500	173	173
Deutsche Bank AG	Home Depot Corp., 5.40%, 03/01/16	n/a	1.57%	03/20/2016	1,250	(50)	(51)
BNP Paribas Bank	International Lease Finance Corporation, 6.63%, 11/15/13	n/a	1.60%	12/20/2013	500	112	112
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	n/a	2.10%	09/20/2017	1,000	76	75
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	n/a	0.60%	09/20/2015	1,000	(4)	(4)
Citibank N.A.	Omnicom Group, 5.90%, 04/15/16	n/a	0.94%	06/20/2016	1,250	(11)	(12)
JPMorgan Chase & Co.	Pearson, 5.70%, 06/01/14	n/a	0.83%	06/20/2014	1,000	(15)	(16)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Credit Default Swap Agreements (in thousands) (continued)
		Reference	Fixed Rate				Unrealized
		Obligation	Received/	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating [3]	Paid [6]	Date	Amount[4,5]	Value	(Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - purchase protection (continued) [2]
Morgan Stanley	Prologis Trust, 5.50%, 03/01/13	n/a	1.32%	06/20/2018	900	163	163
JPMorgan Chase & Co.	Qwest Capital Funding Inc., 7.75%, 02/15/31	n/a	3.25%	09/20/2009	$ 1,000	$ 5	$ 4
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	n/a	1.45%	06/20/2013	700	15	15
Royal Bank of Scotland Group PLC	Simon Property Group LP, 5.75%, 12/01/15	n/a	1.01%	12/20/2015	500	32	32
Morgan Stanley	Simon Property Group LP, 6.13%, 05/30/18	n/a	0.89%	06/20/2018	2,500	207	207
Goldman Sachs & Co.	Telecom Italia SPA, 5.38%, 01/29/19	n/a	1.55%	06/20/2018	600	17	17
JPMorgan Chase & Co.	Waste Management Inc., 6.10%, 03/15/18	n/a	0.79%	03/20/2018	1,100	(3)	(3)
					$ 58,400	$ 2,052	$ 965

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection [1]
Merrill Lynch & Co., Inc.	CDX.HY-8 Index 25-35%	B3	1.83%	06/20/2012	$ (1,000)	$ (237)	$ (237)
Morgan Stanley	CDX.HY-8 Index 25-35%	B3	2.08%	06/20/2012	(1,000)	(231)	(230)
Citibank N.A.	CDX.HY-8 Index 35-100%	B3	0.36%	06/20/2012	(4,855)	(234)	(233)
Citibank N.A.	CDX.HY-8 Index 35-100%	B3	0.40%	06/20/2012	(971)	(46)	(46)
Deutsche Bank AG	CDX.IG-9 5 Year Index 30-100%	Baa2	0.71%	12/20/2012	(7,195)	85	87
Goldman Sachs & Co.	CDX.IG-9 10 Year Index 30-100%	Baa2	0.55%	12/20/2017	(1,458)	5	5
Goldman Sachs & Co.	CDX.IG-9 10 Year Index 30-100%	Baa2	0.46%	06/20/2013	(1,750)	10	10
Deutsche Bank AG	CDX.IG-10 5 Year Index 30-100%	Baa2	0.53%	06/20/2013	(1,361)	11	11
Merrill Lynch & Co., Inc.	Federated Republic of Brazil, 12.25%, 03/06/30	Ba1	1.95%	04/20/2016	(100)	-	1
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	5.65%	09/20/2012	(500)	(53)	(52)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(200)	(30)	(30)
UBS Warburg LLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	6.20%	09/20/2012	(2,600)	(240)	(235)
Morgan Stanley	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(700)	(61)	(60)
UBS Warburg LLC	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(1,000)	(87)	(85)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.80%	12/20/2013	(600)	14	15
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	5.00%	06/20/2011	(1,000)	18	63
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.33%	12/20/2013	(800)	4	6
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.90%	12/20/2013	(1,100)	30	31
Goldman Sachs & Co.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	8.00%	03/20/2011	(1,000)	66	73
BNP Paribas Bank	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.78%	03/20/2011	(700)	(36)	(36)
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.10%	03/20/2010	(200)	(4)	(4)
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.15%	03/20/2010	(100)	(2)	(2)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.50%	09/20/2011	(300)	(16)	(16)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.80%	06/20/2011	(3,700)	(221)	(220)
Goldman Sachs & Co.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.90%	12/20/2010	(300)	(13)	(13)
Goldman Sachs & Co.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.83%	12/20/2009	(200)	(3)	(3)
Merrill Lynch & Co., Inc.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.08%	12/20/2009	(1,400)	(18)	(17)
Royal Bank of Scotland Group PLC	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.10%	09/20/2009	(200)	(1)	(1)
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	Ca	4.00%	09/20/2012	(2,400)	(348)	(344)
Goldman Sachs & Co.	GMAC LLC, 6.88%, 08/28/12	Ca	3.20%	09/20/2012	(100)	(16)	(16)
Merrill Lynch & Co., Inc.	GMAC LLC, 6.88%, 08/28/12	Ca	1.85%	09/20/2009	(1,000)	(25)	(25)
UBS Warburg LLC	Republic of Korea, 4.25%, 06/01/13	A2	3.85%	12/20/2009	(1,000)	11	12
JPMorgan Chase & Co.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.25%	01/20/2017	(200)	(12)	(11)
JPMorgan Chase & Co.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.20%	01/20/2017	(200)	(13)	(12)
Morgan Stanley	Republic of Panama, 8.88%, 09/30/27	Ba1	0.75%	01/20/2012	(200)	(4)	(4)

Citibank N.A.	SLM Corp., 5.13%, 08/27/12	Ba1	4.85%	03/20/2013	(1,700)	(156)	(154)
JPMorgan Chase & Co.	United Mexican States, 7.50%, 04/08/33	Baa1	0.92%	03/20/2016	(500)	(34)	(34)
					$ (43,590)	$ (1,887)	$ (1,806)

1 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

2 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap agreeement and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3 Reference obligation credit ratings are provided for instances when a Fund has sold protection. Moody's Ratings are provided for instances when the underlying reference obligation consists of a single entity. For instances when the underlying reference obligation consists of an index, the rating is calculated based on a weighted average of the index constituents' credit rating.

4 Notional amount is stated in USD unless otherwise noted.

5 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of that particular swap agreement.

6 If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

* Swap agreement fair valued in good faith in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 Fair Value Measurements table on page 101 and Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" Schedules - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 161. The derivatives utilized by each Fund do not qualify as hedge instruments under SFAS No. 133 and accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of SFAS No. 161.

During the period ended June 30, 2009, the volume of activity for derivative investments in credit default swap agreements, interest rate swap agreements and futures for the JNL/PIMCO Real Return Fund and the JNL/PIMCO Total Return Fund was significantly reduced. Attractive yields on cash bonds during the period resulted in a shift away from interest rate swap agreements and futures. In addition, the reduction was a result of the Sub-Advisor’s initiative to simplify the Funds’ holdings and reduce overall counterparty risk.

The following table summarizes each Fund’s investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

Primary Underlying Risk Exposure	Balance Sheet Location - Assets	Value		Balance Sheet Location - Liabilities	Value
JNL/Franklin Templeton Mutual Shares Fund
Equity price:
Option contracts	Investments - unaffiliated, at value	$ 387		Options written, at value	$ (59)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	376		Payables: Forward foreign currency contracts	(3,138)
		$ 763			$ (3,197)
JNL/Goldman Sachs Core Plus Bond Fund
Credit:
Swap Agreements	Unrealized appreciation on swap agreements	$ 103		Unrealized depreciation on swap agreements	$ (276)
Equity price:
Futures Contracts	Receivables: Variation margin	-	*	Payables: Variation margin	-	*
Interest rate:
Futures contracts	Receivables: Variation margin	113	*	Payables: Variation margin	(164)	*
Swap Agreements	Unrealized appreciation on swap agreements	481		Unrealized depreciation on swap agreements	(316)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	486		Payables: Forward foreign currency contracts	(729)
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	(7)	*
		$ 1,183			$ (1,492)
JNL/Goldman Sachs Emerging Markets Debt Fund
Interest rate:
Swap Agreements	Unrealized appreciation on swap agreements	$ 377		Unrealized depreciation on swap agreements	$ (53)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	568		Payables: Forward foreign currency contracts	(10)
		$ 945			$ (63)
JNL/Goldman Sachs Short Duration Bond Fund
Interest rate:
Futures contracts	Receivables: Variation margin	$ 22	*	Payables: Variation margin	$ (85)	*
Swap Agreements	Unrealized appreciation on swap agreements	1,025		Unrealized depreciation on swap agreements	(464)
Foreign currency exchange rate:
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	(11)	*
		$ 1,047			$ (560)
JNL/JPMorgan International Value Fund
Equity price:
Futures contracts	Receivables: Variation margin	$ -	*	Payables: Variation margin	$ -	*
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	1,616		Payables: Forward foreign currency contracts	(2,060)
		$ 1,616			$ (2,060)

JNL/Mellon Capital Management International Index Fund
Equity price:
Futures contracts	Receivables: Variation margin	$ 26	*	Payables: Variation margin	$ (84)	*
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	160		Payables: Forward foreign currency contracts	(106)
		$ 186			$ (190)
JNL/PIMCO Real Return Fund
Credit:
Swap Agreements	Unrealized appreciation on swap agreements	$ 1,598		Unrealized depreciation on swap agreements	$ (2,606)
Interest rate:
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	-	*
Option contracts	Investments - unaffiliated, at value	-		Options written, at value	(433)
Swap Agreements	Unrealized appreciation on swap agreements	924		Unrealized depreciation on swap agreements	(96)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	78		Payables: Forward foreign currency contracts	(551)
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	-	*
Option contracts	Investments - unaffiliated, at value	-		Options written, at value	(10)
		$ 2,600			$ (3,696)
JNL/PIMCO Total Return Bond Fund
Credit:
Swap Agreements	Unrealized appreciation on swap agreements	$ 314		Unrealized depreciation on swap agreements	$ (2,120)
Interest rate:
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	(55)	*
Option contracts	Investments - unaffiliated, at value	4,572		Options written, at value	(70)
Swap Agreements	Unrealized appreciation on swap agreements	12,057		Unrealized depreciation on swap agreements	(415)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	705		Payables: Forward foreign currency contracts	(1,613)
Futures contracts	Receivables: Variation margin	-	*	Payables: Variation margin	(127)	*
Option contracts	Investments - unaffiliated, at value	-		Options written, at value	(2)
		$ 17,648			$ (4,402)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Notes to the Schedules of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" Schedules (continued)

The following table summarizes the impact to realized gain (loss) on the Statements of Operations for each Fund's investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

			Forward Foreign
		Futures	Currency	Swap
Primary Underlying Risk Exposure	Options	Contracts	Contracts	Agreements	Total
JNL/Franklin Templeton Mutual Shares Fund
Equity price	$21	$-	$-	$-	$21
Foreign currency exchange rate	-	-	889	-	889
	$21	$-	$889	$-	$910
JNL/Goldman Sachs Core Plus Bond Fund
Credit	$-		$-	$(1,079)	$(1,079)
Equity price	-	-	-	-	-
Interest rate	-	33	-	6,109	6,142
Foreign currency exchange rate	-	64	611	-	675
	$-	$97	$611	$5,030	$5,738
JNL/Goldman Sachs Emerging Markets Debt Fund
Interest rate	$-	$-	$-	$2	$2
Foreign currency exchange rate	-	-	1,867	-	1,867
	$-	$-	$1,867	$2	$1,869
JNL/Goldman Sachs Short Duration Bond Fund
Interest rate	$-	$2,688	$-	$28	$2,716
Foreign currency exchange rate	-	146	-	-	146
	$-	$2,834	$-	$28	$2,862
JNL/JPMorgan International Value Fund
Equity price	$-	$306	$-	$-	$306
Foreign currency exchange rate	-	-	2,594	-	2,594
	$-	$306	$2,594	$-	$2,900
JNL/Mellon Capital Management International Index Fund
Equity price	$-	$2,432	$-	$-	$2,432
Interest rate	-	(2)	-	-	(2)
Foreign currency exchange rate	-	-	576	-	576
	$-	$2,430	$576	$-	$3,006
JNL/PIMCO Real Return Fund
Credit	$-	$-	$-	$740	$740
Interest rate	(198)	3,381	-	(12,560)	(9,377)
Foreign currency exchange rate	20	6,676	(1,690)	-	5,006
	$(178)	$10,057	$(1,690)	$(11,820)	$(3,631)
JNL/PIMCO Total Return Bond Fund
Credit	$-	$-	$-	$(601)	$(601)
Interest rate	(4,812)	(1,268)	-	(17,808)	(23,888)
Foreign currency exchange rate	131	18,687	(2,253)	-	16,565
	$(4,681)	$17,419	$(2,253)	$(18,409)	$(7,924)

The following table summarizes the impact to unrealized appreciation (depreciation) on the Statements of Operations for each Fund's investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

				Forward Foreign
		Futures		Currency	Swap
Primary Underlying Risk Exposure	Options	Contracts		Contracts	Agreements	Total
JNL/Franklin Templeton Mutual Shares Fund
Equity price	$(621)	$-		$-	$-	$(621)
Foreign currency exchange rate	-	-		(2,886)	-	(2,886)
	$(621)	$-		$(2,886)	$-	$(3,507)
JNL/Goldman Sachs Core Plus Bond Fund
Credit	$-	$-		$-	$672	$672
Equity price	-	20		-	-	20
Interest rate	-	(2,769)		-	(494)	(3,263)
Foreign currency exchange rate	-	186		(369)	-	(183)
	$-	$(2,563)		$(369)	$178	$(2,754)
JNL/Goldman Sachs Emerging Markets Debt Fund
Interest rate	$-	$-		$-	$59	$59
Foreign currency exchange rate	-	-		249	-	249
	$-	$-		$249	$59	$308
JNL/Goldman Sachs Short Duration Bond Fund
Interest rate	$-	$(3,234)		$-	$1,951	$(1,283)
Foreign currency exchange rate	-	120		-	-	120
	$-	$(3,114)		$-	$1,951	$(1,163)
JNL/JPMorgan International Value Fund
Equity price	$-	$(116)		$-	$-	$(116)
Foreign currency exchange rate	-	-		(1,288)	-	(1,288)
	$-	$(116)		$(1,288)	$-	$(1,404)
JNL/Mellon Capital Management International Index Fund
Equity price	$-	$(280)		$-	$-	$(280)
Interest rate	-	9		-	-	9
Foreign currency exchange rate	-	-		(190)	-	(190)
	$-	$(271)		$(190)	$-	$(461)
JNL/PIMCO Real Return Fund
Credit	$-	$-		$-	$(8,887)	$(8,887)
Interest rate	1,177	(2,895)		-	29,457	27,739
Foreign currency exchange rate	37	(6,651)		2,311	-	(4,303)
	$1,214	$(9,546)	$	$ 2,311	$20,570	$14,549

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" Schedules (continued)

			Forward Foreign
		Futures	Currency	Swap
Primary Underlying Risk Exposure	Options	Contracts	Contracts	Agreements	Total
JNL/PIMCO Total Return Bond Fund
Credit	$-	$-	$-	$1,510	$1,510
Interest rate	2,958	(1,945)	-	29,686	30,699
Foreign currency exchange rate	(34)	(17,155)	2,091	-	(15,098)
	$2,924	$(19,100)	$2,091	$31,196	$17,111

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Country (as a percentage of total long-term investments)*:
				JNL/Capital		JNL/Capital	JNL/Credit			JNL/Goldman
	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	JNL/Capital	Guardian	Suisse Global	JNL/Franklin	JNL/Franklin	Sachs	JNL/Goldman	JNL/Goldman
	International	Large Cap	Global	Global	Guardian Global	International	Natural	Templeton	Templeton	Emerging	Sachs	Sachs Short
	Growth	Growth	Real Estate	Balanced	Diversified	Small Cap	Resources	Global	Mutual	Markets Debt	Core Plus	Duration
	Fund	Fund	Fund	Fund	Research Fund	Fund	Fund	Growth Fund	Shares Fund	Fund	Bond Fund	Bond Fund

Argentina	- %	- %	- %	- %	- %	0.1%	- %	- %	- %	- %	0.3%	- %
Australia	5.2	2.1	10.0	1.5	2.7	5.4	3.8	0.3	0.2	-	0.1	2.7
Austria	-	-	0.2	-	-	-	0.1	1.0	-	-	-	-
Belgium	3.0	-	-	-	-	1.5	0.5	-	-	-	0.4	0.3
Bermuda	-	3.7	1.4	0.2	0.1	-	-	3.6	0.8	-	-	-
Brazil	1.1	-	-	1.2	1.4	1.0	4.1	0.6	-	-	-	-
Canada	3.9	-	2.7	3.2	4.8	10.6	5.9	-	0.5	-	2.2	0.3
Cayman Islands	-	1.1	0.2	-	-	0.2	-	-	-	-	0.3	0.6
Chile	-	-	-	0.4	0.8	-	-	-	-	-	-	-
China	-	-	-	1.6	3.3	0.5	-	0.2	-	-	-	-
Colombia	-	-	-	0.2	-	-	-	-	-	2.8	-	-
Cyprus	-	-	-	-	-	-	-	-	-	-	-	-
Denmark	2.0	-	-	0.3	0.5	1.3	-	-	1.3	-	-	-
Egypt	-	-	-	0.2	-	-	-	-	-	2.5	-	-
Finland	0.7	-	0.3	0.4	1.0	0.2	2.8	0.2	-	-	-	-
France	4.8	-	4.9	4.6	9.0	0.4	5.4	7.7	4.4	-	1.1	2.0
Germany	6.0	-	0.3	8.2	5.8	5.1	3.0	5.7	5.0	-	-	6.9
Greece	0.6	-	-	-	-	0.3	-	-	-	-	-	-
Guernsey	-	-	-	-	-	-	-	-	-	-	-	-
Hong Kong	3.4	-	18.9	1.6	4.2	4.5	-	1.5	0.5	-	-	-
Hungary	-	-	-	-	-	-	-	-	-	10.0	-	-
India	3.1	-	-	1.3	1.1	-	-	0.5	-	-	-	-
Indonesia	-	-	-	0.1	-	-	-	-	-	8.0	-	-
Ireland	0.7	-	-	0.9	1.7	0.9	-	2.3	-	-	-	-
Israel	3.6	-	-	0.2	-	-	-	-	-	-	-	-
Italy	3.9	-	-	0.6	-	3.2	0.8	2.5	0.4	-	0.1	-
Japan	7.0	-	15.0	8.8	8.8	32.9	9.3	3.4	0.8	-	-	0.4
Jersey	-	-	-	-	-	-	-	-	-	-	-	-
Luxembourg	-	-	-	0.4	-	0.4	1.9	-	-	-	2.9	-
Malaysia	-	-	-	0.3	-	0.2	-	-	-	-	-	-
Mexico	3.5	0.9	-	3.5	2.0	-	-	-	-	19.5	0.3	-

Netherlands	3.5	-	3.0	3.9	4.5	1.4	0.2	3.0	4.4	-	0.5	1.1
New Zealand	-	-	-	-	-	-	-	-	-	-	-	-
Norway	0.4	-	-	0.5	0.9	1.8	0.3	0.5	1.5	-	0.2	-
Pakistan	-	-	-	-	-	-	-	-	-	-	-	-
Panama	-	-	-	0.2	-	-	-	-	-	-	-	-
Peru	-	-	-	-	-	-	-	-	-	8.6	0.2	-
Philippines	1.9	-	-	-	-	-	-	-	-	-	-	-
Poland	-	-	-	0.4	-	-	-	-	-	14.7	-	-
Portugal	-	-	-	-	-	-	0.3	-	-	-	-	-
Qatar	-	-	-	-	-	-	-	-	-	-	0.1	-
Russia	-	-	-	0.2	-	0.3	1.2	0.5	-	9.8	0.1	-
Singapore	4.3	-	3.7	0.5	-	4.0	-	1.5	0.6	-	-	-
South Africa	-	-	-	0.5	-	0.8	-	-	-	-	-	-
South Korea	-	-	-	0.6	1.0	4.3	-	3.2	0.6	-	-	-
Spain	2.0	-	-	1.1	-	0.6	0.5	1.6	1.0	-	-	-
Sweden	-	-	0.5	0.2	-	0.4	7.7	0.8	0.5	-	-	-
Switzerland	9.9	3.1	-	2.9	3.5	1.2	0.5	6.4	5.2	-	0.1	-
Taiwan	1.4	0.9	-	1.3	0.6	-	-	1.6	-	-	-	-
Thailand	-	-	-	-	-	-	-	-	-	-	-	-
Turkey	0.7	-	-	0.3	-	-	-	0.5	-	17.5	-	-
United Arab Emirates	-	-	-	0.1	-	0.1	-	-	-	-	-	-
United Kingdom	23.4	-	5.9	6.8	6.4	11.7	24.6	14.3	8.0	-	1.3	1.9
United States	-	88.2	33.0	40.8	35.9	4.7	27.1	36.6	64.3	-	89.8	83.8
Uruguay	-	-	-	-	-	-	-	-	-	6.6	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2009.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Country (as a percentage of total long-term investments)*: (continued)
					JNL/Mellon	JNL/Mellon	JNL/Mellon
		JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Capital	JNL/	JNL/PAM	JNL/PAM	JNL/Red	JNL/ T. Rowe
	JNL/JPMorgan	Emerging	Global	Global	Management	Management	Management	Oppenheimer	Asia	China-	Rocks Listed	Price
	International	Markets	Basics	Leaders	European 30	Pacific Rim 30	International	Global Growth	ex-Japan	India	Private Equity	Value
	Value Fund	Fund	Fund	Fund	Fund	Fund	Index Fund	Fund	Fund	Fund	Fund	Fund

Argentina	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %	- %
Australia	2.8	-	16.3	-	-	33.7	7.4	0.1	-	-	2.9	-
Austria	1.4	-	4.0	-	2.3	-	0.3	-	-	-	-	-
Belgium	1.6	-	-	-	4.2	-	0.9	-	-	-	5.9	-
Bermuda	-	-	-	0.1	-	-	-	0.8	-	-	2.9	2.3
Brazil	-	15.8	-	-	-	-	-	1.8	-	-	3.7	-
Canada	0.8	-	1.1	3.3	-	-	-	1.0	-	-	4.5	-
Cayman Islands	-	-	-	-	-	-	-	-	-	-	-	-
Chile	-	-	-	-	-	-	-	-	-	-	-	-
China	3.8	-	-	1.5	-	-	-	-	9.9	23.6	-	-
Colombia	-	-	-	-	-	-	-	-	-	-	-	-
Cyprus	-	-	-	-	-	-	0.1	-	-	-	-	-
Denmark	-	-	-	1.3	-	-	0.9	-	-	-	-	-
Egypt	-	4.4	-	-	-	-	-	-	-	-	-	-
Finland	2.1	-	-	-	3.7	-	1.3	1.0	-	-	1.1	0.2
France	15.1	-	11.0	2.4	13.5	-	9.8	6.5	-	-	6.0	2.4
Germany	10.9	-	2.4	7.6	7.7	-	7.8	6.6	-	-	3.4	0.4
Greece	0.6	-	-	-	-	-	0.6	-	-	-	-	-
Guernsey	-	-	-	-	-	-	-	-	-	-	14.2	-
Hong Kong	1.3	1.0	1.9	3.3	-	6.0	2.4	-	28.9	26.8	3.3	-
Hungary	-	-	-	-	-	-	-	-	-	-	-	-
India	-	7.4	-	-	-	-	-	2.8	11.2	49.6	-	-
Indonesia	1.0	5.8	-	-	-	-	-	-	4.7	-	-	-
Ireland	1.1	-	2.9	2.8	-	-	0.3	-	-	-	-	1.2
Israel	-	3.9	-	-	-	-	-	-	-	-	-	-
Italy	1.1	-	-	-	6.4	-	3.5	1.2	-	-	2.0	-
Japan	18.6	-	-	11.8	-	48.7	24.2	12.0	-	-	-	0.5
Jersey	-	-	-	-	-	-	-	-	-	-	3.8	-
Luxembourg	1.6	1.1	-	-	-	-	0.5	-	-	-	-	-
Malaysia	-	1.3	1.7	1.4	-	-	-	-	2.0	-	-	-
Mexico	-	8.5	-	-	-	-	-	3.1	-	-	-	-
Netherlands	5.1	-	3.0	4.7	5.3	-	3.5	2.8	-	-	4.4	1.6
New Zealand	-	-	-	-	-	-	0.1	-	-	-	-	-
Norway	-	-	-	-	4.4	-	0.7	0.5	-	-	-	1.1
Pakistan	-	0.8	-	-	-	-	-	-	-	-	-	-
Panama	-	-	-	-	-	-	-	-	-	-	-	-
Peru	-	-	-	-	-	-	-	-	-	-	-	-
Philippines	-	3.0	-	-	-	-	-	-	2.1	-	-	-
Poland	-	-	-	-	-	-	-	-	-	-	-	-

Portugal	-	-	-	-	4.1	-	0.3	-	-	-	-	-
Qatar	-	-	-	-	-	-	-	-	-	-	-	-
Russia	-	7.2	-	-	-	-	-	-	-	-	-	-
Singapore	-	-	4.1	-	-	11.6	1.3	-	4.3	-	-	-
South Africa	-	13.6	-	-	-	-	-	-	-	-	2.4	-
South Korea	0.9	10.6	-	3.8	-	-	-	-	17.6	-	1.6	-
Spain	4.3	-	0.7	-	6.3	-	4.5	1.4	-	-	2.1	0.4
Sweden	-	1.4	-	-	3.3	-	2.3	7.4	-	-	4.1	-
Switzerland	5.2	-	-	4.8	9.9	-	7.5	5.9	-	-	-	0.9
Taiwan	0.9	5.4	-	-	-	-	-	2.0	14.8	-	-	-
Thailand	-	2.1	-	-	-	-	-	-	4.5	-	-	-
Turkey	-	6.7	-	-	-	-	-	0.5	-	-	-	-
United Arab Emirates	-	-	-	-	-	-	-	-	-	-	-	-
United Kingdom	18.7	-	21.1	11.3	28.9	-	19.8	8.0	-	-	19.8	-
United States	1.1	-	29.8	39.9	-	-	-	34.6	-	-	11.9	89.0
Uruguay	-	-	-	-	-	-	-	-	-	-	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2009.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information		Investment
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Funds
JNL Institutional Alt 20 Fund	-%	-%	-%	-%	-%	-%	-%	-%	100.0%
JNL Institutional Alt 35 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 50 Fund	-	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 65 Fund	-	-	-	-	-	-	-	-	100.0
JNL/AIM International Growth Fund	9.8	13.2	8.2	4.8	17.0	10.5	7.1	4.1	-
JNL/AIM Large Cap Growth Fund	13.7	1.4	6.7	6.7	11.8	13.9	35.9	3.7	-
JNL/AIM Global Real Estate Fund	0.2	-	-	80.8	-	2.0	-	-	-
JNL/AIM Small Cap Growth Fund	10.5	2.0	4.6	7.4	16.2	13.8	23.8	1.8	-
JNL/Capital Guardian Global Balanced Fund	5.1	5.7	4.4	12.7	5.8	4.2	8.1	4.2	-
JNL/Capital Guardian Global Diversified Research Fund	8.1	9.4	9.2	17.3	10.2	7.2	8.0	6.7	-
JNL/Capital Guardian International Small Cap Fund	12.5	7.9	1.3	10.8	8.3	13.2	9.3	9.1	2.8
JNL/Capital Guardian U.S. Growth Equity Fund	7.8	9.0	4.5	7.0	16.0	10.0	24.4	2.9	0.8
JNL/Credit Suisse Global Natural Resources Fund	-	-	18.5	3.0	-	-	-	51.8	-
JNL/Credit Suisse Long/Short Fund	14.4	7.1	13.5	13.8	12.9	9.7	14.0	3.7	-
JNL/Eagle Core Equity Fund	14.6	4.8	11.4	12.3	16.7	6.1	21.1	-	2.3
JNL/Eagle SmallCap Equity Fund	14.9	0.9	3.1	4.6	20.8	13.3	22.0	3.0	-
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	-	100.0
JNL/Franklin Templeton Global Growth Fund	16.8	2.0	8.7	9.9	16.8	10.5	16.1	2.1	-
JNL/Franklin Templeton Income Fund	10.9	2.3	13.8	20.5	7.5	3.1	4.9	3.3	-
JNL/Franklin Templeton Mutual Shares Fund	9.5	25.0	6.7	11.4	7.5	7.7	8.2	5.7	-
JNL/Franklin Templeton Small Cap Value Fund	14.9	0.9	7.3	11.1	2.9	20.4	4.1	8.7	-
JNL/Goldman Sachs Core Plus Bond Fund	1.9	1.4	3.9	17.5	0.5	0.7	0.2	0.6	-
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-	11.5	-	-	-	-	-
JNL/Goldman Sachs Mid Cap Value Fund	13.1	4.6	9.5	23.4	4.9	7.6	7.2	5.6	-
JNL/Goldman Sachs Short Duration Bond Fund	0.8	1.8	1.2	28.8	0.5	-	0.8	-	-
JNL/JPMorgan International Value Fund	7.9	5.2	9.3	28.1	4.2	7.7	5.0	6.5	-
JNL/JPMorgan MidCap Growth Fund	15.8	0.2	5.5	11.0	12.3	17.9	17.6	4.0	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	-	0.9	-	-	-	-	-
JNL/Lazard Emerging Markets Fund	6.4	10.2	9.7	19.6	-	6.9	11.6	8.1	-
JNL/Lazard Mid Cap Equity Fund	11.5	8.1	7.2	11.3	10.6	12.7	13.1	7.9	-
JNL/M&G Global Basics Fund	7.8	24.7	6.2	1.6	6.2	13.3	-	37.5	-
JNL/M&G Global Leaders Fund	3.6	10.2	11.7	13.2	12.9	14.6	17.1	5.5	-
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management European 30 Fund	-	6.2	15.2	23.4	10.6	3.6	-	17.2	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	10.8	3.8	4.4	13.0	4.9	26.2	-	24.3	-
JNL/Mellon Capital Management S&P 500 Index Fund	8.2	10.9	11.3	12.4	12.8	9.0	16.8	2.9	-

JNL/Mellon Capital Management S&P 400
MidCap Index Fund	11.9	3.1	4.7	13.5	9.6	11.3	11.4	5.5	-
JNL/Mellon Capital Management Small Cap Index Fund	10.3	2.8	3.6	15.5	11.8	12.7	16.0	3.0	-
JNL/Mellon Capital Management International
Index Fund	8.9	9.0	8.0	21.0	7.0	10.0	5.0	8.1	-
JNL/Mellon Capital Management Bond Index Fund	1.2	1.2	1.4	7.6	1.1	0.7	0.5	0.6	-
JNL/Oppenheimer Global Growth Fund	15.3	10.0	4.6	11.5	6.3	12.0	27.2	-	-
JNL/PAM Asia ex-Japan Fund	3.7	4.5	4.0	29.7	-	10.9	15.9	8.6	-
JNL/PAM China-India Fund	7.1	0.5	15.8	30.0	1.3	4.1	13.9	8.3	-
JNL/PIMCO Real Return Fund	0.2	-	0.2	8.2	0.1	0.1	0.2	0.2	-
JNL/PIMCO Total Return Bond Fund	1.3	0.4	0.8	18.1	1.1	0.3	1.2	0.3	-
JNL/PPM America Core Equity Fund	9.9	10.8	11.1	14.2	12.8	10.0	14.8	4.3	-
JNL/PPM America High Yield Bond Fund	21.6	3.2	10.2	10.9	6.0	5.1	2.2	7.6	1.1
JNL/PPM America Mid Cap Value Fund	16.6	4.6	6.0	12.3	7.6	28.2	8.5	11.1
JNL/PPM America Small Cap Value Fund	22.6	6.4	4.9	15.1	4.8	28.4	7.2	6.6	-
JNL/PPM America Value Equity Fund	14.3	4.6	10.1	19.9	10.6	9.4	12.1	6.8	-
JNL/Red Rocks Listed Private Equity Fund	-	-	-	90.4	-	1.9	2.3	-	-
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-	-	-	92.6
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-	-	-	95.2
JNL/S&P Managed Moderate Growth Fund	-	-	-	-	-	-	-	-	96.4
JNL/S&P Managed Growth Fund	-	-	-	-	-	-	-	-	93.1
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	-	-	-	-	92.9
JNL/S&P Retirement Income Fund	-	-	-	-	-	-	-	-	92.7
JNL/S&P Retirement 2015 Fund	-	-	-	-	-	-	-	-	93.3
JNL/S&P Retirement 2020 Fund	-	-	-	-	-	-	-	-	92.3
JNL/S&P Retirement 2025 Fund	-	-	-	-	-	-	-	-	92.7
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-	-	-	89.9
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-	-	-	90.7
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-	-	-	95.4
JNL/S&P Competitive Advantage Fund	22.7	5.7	23.0	6.5	-	11.1	20.7	4.3	-
JNL/S&P Dividend Income & Growth Fund	8.1	9.6	8.9	10.5	9.0	9.1	10.8	8.5	-
JNL/S&P Intrinsic Value Fund	35.0	-	7.3	-	5.0	16.6	14.6	8.8	-
JNL/S&P Total Yield Fund	42.2	4.9	2.1	10.5	3.4	2.3	13.6	3.6	-
JNL/S&P 4 Fund	-	-	-	-	-	-	-	-	100.0
JNL/Select Balanced Fund	3.9	5.0	8.8	14.3	8.4	7.5	5.8	2.5	-
JNL/Select Money Market Fund	-	-	-	-	-	-	-	-	-
JNL/Select Value Fund	7.6	9.0	16.4	21.1	11.6	9.4	8.1	3.7	-
JNL/T. Rowe Price Established Growth Fund	11.7	7.4	6.9	9.9	13.5	6.5	26.3	2.6	-
JNL/T. Rowe Price Mid-Cap Growth Fund	10.4	1.2	6.9	7.8	13.2	13.5	19.6	1.7	-
JNL/T. Rowe Price Value Fund	15.7	5.3	12.2	16.7	9.5	8.6	9.9	4.4	1.4

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Sector (percentage of total investments): (continued)
				Non-U.S.		U.S.
				Government		Government
	Telecommunication		Government	Agency	Short-Term	Agency	Purchased	Total
	Services	Utilities	Securities	ABS	Investments	MBS	Options	Investments
JNL Institutional Alt 20 Fund	-%	-%	-%	-%	-%	-%	-%	100.0%
JNL Institutional Alt 35 Fund	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 50 Fund	-	-	-	-	-	-	-	100.0
JNL Institutional Alt 60 Fund	-	-	-	-	-	-	-	100.0
JNL/AIM International Growth Fund	8.2	1.1	-	-	16.0	-	-	100.0
JNL/AIM Large Cap Growth Fund	0.8	-	-	-	5.4	-	-	100.0
JNL/AIM Global Real Estate Fund	-	-	-	-	17.0	-	-	100.0
JNL/AIM Small Cap Growth Fund	0.8	0.8	-	-	18.3	-	-	100.0
JNL/Capital Guardian Global Balanced Fund	5.5	1.9	25.2	-	15.1	2.1	-	100.0
JNL/Capital Guardian Global Diversified Research Fund	8.5	2.7	-	-	12.7	-	-	100.0
JNL/Capital Guardian International Small Cap Fund	0.4	0.4	-	-	24.0	-	-	100.0
JNL/Capital Guardian U.S. Growth Equity Fund	2.5	-	-	-	15.1	-	-	100.0
JNL/Credit Suisse Global Natural Resources Fund	-	-	4.5	-	22.2	-	-	100.0
JNL/Credit Suisse Long/Short Fund	2.3	6.6	-	-	2.0	-	-	100.0
JNL/Eagle Core Equity Fund	2.6	-	-	-	8.1	-	-	100.0
JNL/Eagle SmallCap Equity Fund	-	-	-	-	17.4	-	-	100.0
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	100.0
JNL/Franklin Templeton Global Growth Fund	7.8	-	-	-	9.3	-	-	100.0
JNL/Franklin Templeton Income Fund	1.6	15.1	-	-	17.0	-	-	100.0
JNL/Franklin Templeton Mutual Shares Fund	3.1	5.3	-	-	9.9	-	-	100.0
JNL/Franklin Templeton Small Cap Value Fund	-	2.6	-	-	27.1	-	-	100.0
JNL/Goldman Sachs Core Plus Bond Fund	2.2	1.3	5.2	12.6	8.1	43.9	-	100.0
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	53.0	-	35.5	-	-	100.0
JNL/Goldman Sachs Mid Cap Value Fund	1.8	11.4	-	-	10.9	-	-	100.0
JNL/Goldman Sachs Short Duration Bond Fund	2.4	1.3	3.4	8.5	15.1	35.4	-	100.0
JNL/JPMorgan International Value Fund	6.1	6.2	-	-	13.8	-	-	100.0
JNL/JPMorgan MidCap Growth Fund	2.2	-	-	-	13.5	-	-	100.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	20.9	3.3	16.0	58.9	-	100.0
JNL/Lazard Emerging Markets Fund	12.3	1.4	-	-	13.8	-	-	100.0
JNL/Lazard Mid Cap Value Fund	-	3.7	-	-	13.9	-	-	100.0
JNL/M&G Global Basics Fund	0.1	-	-	-	2.6	-	-	100.0
JNL/M&G Global Leaders Fund	3.8	2.8	-	-	4.6	-	-	100.0
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	100.0
JNL/Mellon Capital Management European 30 Fund	16.5	5.7	-	-	1.6	-	-	100.0
JNL/Mellon Capital Management Pacific Rim 30 Fund	6.1	5.9	-	-	0.6	-	-	100.0
JNL/Mellon Capital Management S&P 500 Index Fund	3.2	3.7	-	-	8.8	-	-	100.0

JNL/Mellon Capital Management S&P 400
MidCap Index Fund	0.5	5.2	-	-	23.3	-	-	100.0
JNL/Mellon Capital Management Small Cap Index Fund	0.9	2.8	-	-	20.6	-	-	100.0
JNL/Mellon Capital Management International
Index Fund	5.0	6.0	-	-	12.0	-	-	100.0
JNL/Mellon Capital Management Bond Index Fund	1.6	1.4	22.8	2.8	20.8	36.3	-	100.0
JNL/Oppenheimer Global Growth Fund	2.5	0.9	-	-	9.7	-	-	100.0
JNL/PAM Asia ex-Japan Fund	11.3	4.1	-	-	7.3	-	-	100.0
JNL/PAM China-India Fund	7.4	3.5	-	-	8.1	-	-	100.0
JNL/PIMCO Real Return Fund	0.1	0.2	59.4	8.3	16.0	6.8	-	100.0
JNL/PIMCO Total Return Bond Fund	1.2	0.4	5.3	6.6	2.1	60.7	0.2	100.0
JNL/PPM America Core Equity Fund	3.7	0.2	-	-	8.2	-	-	100.0
JNL/PPM America High Yield Bond Fund	8.7	5.3	-	2.3	15.8	-	-	100.0
JNL/PPM America Mid Cap Value Fund	-	4.5	-	-	0.6	-	-	100.0
JNL/PPM America Small Cal Value Fund	-	4.0	-	-	-	-	-	100.0
JNL/PPM America Value Equity Fund	4.8	-	-	-	7.4	-	-	100.0
JNL/Red Rocks Listed Private Equity Fund	-	1.6	-	-	3.8	-	-	100.0
JNL/S&P Managed Conservative Fund	-	-	-	-	7.4	-	-	100.0
JNL/S&P Managed Moderate Fund	-	-	-	-	4.8	-	-	100.0
JNL/S&P Managed Moderate Growth Fund	-	-	-	-	3.6	-	-	100.0
JNL/S&P Managed Growth Fund	-	-	-	-	6.9	-	-	100.0
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	7.1	-	-	100.0
JNL/S&P Retirement Income Fund	-	-	-	-	7.3	-	-	100.0
JNL/S&P Retirement 2015 Fund	-	-	-	-	6.7	-	-	100.0
JNL/S&P Retirement 2020 Fund	-	-	-	-	7.7	-	-	100.0
JNL/S&P Retirement 2025 Fund	-	-	-	-	7.3	-	-	100.0
JNL/S&P Disciplined Moderate Fund	-	-	-	-	10.1	-	-	100.0
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	9.3	-	-	100.0
JNL/S&P Disciplined Growth Fund	-	-	-	-	4.6	-	-	100.0
JNL/S&P Competitive Advantage Fund	-	-	-	-	6.0	-	-	100.0
JNL/S&P Dividend Income & Growth Fund	9.1	7.4	-	-	9.0	-	-	100.0
JNL/S&P Intrinsic Value Fund	2.9	-	-	-	9.8	-	-	100.0
JNL/S&P Total Yield Fund	-	-	-	-	17.4	-	-	100.0
JNL/S&P 4 Fund	-	-	-	-	-	-	-	100.0
JNL/Select Balanced Fund	3.4	3.1	6.5	1.4	14.2	15.2	-	100.0
JNL/Select Money Market Fund	-	-	-	-	100.0	-	-	100.0
JNL/Select Value Fund	3.5	5.1	-	-	4.5	-	-	100.0
JNL/T. Rowe Price Established Growth Fund	3.9	-	-	-	11.3	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	1.7	-	-	-	24.0	-	-	100.0
JNL/T. Rowe Price Value Fund	1.6	3.7	-	-	11.0	-	-	100.0

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	Institutional Alt	International	Large Cap	Global Real
Assets	20 Fund	35 Fund	50 Fund	65 Fund	Growth Fund	Growth Fund	Estate Fund

Investments - unaffiliated, at value (a) (d)	$ -	$ -	$ -	$ -	$ 273,820	$ 444,019	$ 212,616
Investments - affiliated, at value (b)	28,792	49,875	50,276	29,016	18,641	10,434	8,094
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	28,792	49,875	50,276	29,016	292,461	454,453	220,710
Cash	-	-	-	-	14	-	2
Foreign currency (e)	-	-	-	-	9,935	-	871
Receivables:
Investment securities sold	-	-	-	-	6,569	-	421
Fund shares sold	1,522	809	1,247	890	753	1,312	534
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	-	-	-	708	234	761
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	125	63	3
Other assets	-	-	-	-	2	2	1
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	30,314	50,684	51,523	29,906	310,567	456,064	223,303

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	2	5	5	2	161	239	107
Administrative fees	1	1	1	1	36	35	22
12b-1 fee (Class A)	-	-	-	-	47	71	30
Investment securities purchased	1,505	768	1,217	874	56	-	3,288
Fund shares redeemed	17	41	30	16	515	928	371
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	-	-	-	-	8	8	4
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	-	-	-	-	15	1	1
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	29,706	14,895	31,074
Total liabilities	1,525	815	1,253	893	30,544	16,177	34,897
Net assets	$ 28,789	$ 49,869	$ 50,270	$ 29,013	$ 280,023	$ 439,887	$ 188,406

Net assets consist of:
Paid-in capital	$ 28,362	$ 48,228	$ 48,645	$ 28,280	$ 430,651	$ 534,948	$ 305,789
Undistributed (excess of distributions over)
net investment income	(4)	(11)	(10)	(5)	8,869	2,437	7,582
Accumulated net realized gain (loss)	30	5	1	1	(99,920)	(70,716)	(126,143)
Net unrealized appreciation (depreciation) on
investments and foreign currency	401	1,647	1,634	737	(59,577)	(26,782)	1,178
	$ 28,789	$ 49,869	$ 50,270	$ 29,013	$ 280,023	$ 439,887	$ 188,406

Class A
Net assets	$ 28,789	$ 49,869	$ 50,270	$ 29,013	$ 279,782	$ 439,432	$ 188,069
Shares outstanding (no par value),
unlimited shares authorized	2,612	4,432	4,399	2,496	36,355	48,649	31,261
Net asset value per share	$ 11.02	$ 11.25	$ 11.43	$ 11.62	$ 7.70	$ 9.03	$ 6.02

Class B
Net assets	n/a	n/a	n/a	n/a	$ 241	$ 455	$ 337
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	30	50	56
Net asset value per share	n/a	n/a	n/a	n/a	$ 8.04	$ 9.10	$ 6.05

(a) Investments - unaffiliated, at cost	$ -	$ -	$ -	$ -	$ 333,141	$ 470,801	$ 211,542
(b) Investments - affiliated, at cost	28,391	48,228	48,642	28,279	18,641	10,434	8,094
(c) Total investments, at cost	28,391	48,228	48,642	28,279	351,782	481,235	219,636
(d) Including value of securities on loan	-	-	-	-	22,756	14,973	31,593
(e) Foreign currency cost	-	-	-	-	10,207	-	875
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

		JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit
	JNL/AIM	Guardian	Guardian	Guardian	Guardian	Suisse Global	JNL/Credit
	Small Cap	Global Balanced	Global Diversified	International Small	U.S. Growth	Natural	Suisse Long/
Assets	Growth Fund	Fund	Research Fund	Cap Fund	Equity Fund	Resources Fund	Short Fund

Investments - unaffiliated, at value (a) (d)	$ 71,300	$ 224,213	$ 214,264	$ 76,489	$ 356,195	$ 374,556	$ 84,269
Investments - affiliated, at value (b)	795	6,340	14,830	9,835	16,307	2,721	1,739
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	72,095	230,553	229,094	86,324	372,502	377,277	86,008
Cash	-	3	-	10	-	31	-
Foreign currency (e)	-	423	257	216	-	2,775	-
Receivables:
Investment securities sold	3	531	2,031	368	284	-	6,754
Fund shares sold	120	296	791	276	1,872	1,118	581
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	23	1,437	357	96	205	294	104
Forward foreign currency contracts	-	119	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	37	42	27	1	57	-
Other assets	-	2	1	-	1	1	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	72,241	233,401	232,573	87,317	374,865	381,553	93,447

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	40	107	125	53	178	208	44
Administrative fees	5	25	25	8	26	46	8
12b-1 fee (Class A)	10	33	34	11	53	61	11
Investment securities purchased	-	835	5,214	1,638	1,985	-	8,216
Fund shares redeemed	66	333	326	67	828	630	89
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	14
Interest expense and brokerage charges	-	-	-	-	-	-	5
Trustee fees	1	3	4	1	5	4	1
Forward foreign currency contracts	-	1	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	-	1	1	-	1	1	-
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	14,258
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	12,824	29,719	15,258	11,173	41,495	15,419	-
Total liabilities	12,946	31,057	20,987	12,951	44,571	16,369	22,646
Net assets	$ 59,295	$ 202,344	$ 211,586	$ 74,366	$ 330,294	$ 365,184	$ 70,801

Net assets consist of:
Paid-in capital	$ 71,291	$ 265,047	$ 394,107	$ 109,083	$ 679,126	$ 521,821	$ 89,517
Undistributed (excess of distributions over)
net investment income	(50)	7,150	6,110	1,421	2,325	6,742	827
Accumulated net realized gain (loss)	(4,819)	(61,495)	(172,947)	(22,911)	(335,259)	(117,007)	(20,194)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(7,127)	(8,358)	(15,684)	(13,227)	(15,898)	(46,372)	651
	$ 59,295	$ 202,344	$ 211,586	$ 74,366	$ 330,294	$ 365,184	$ 70,801

Class A
Net assets	$ 59,167	$ 202,120	$ 211,354	$ 74,253	$ 330,085	$ 364,894	$ 70,697
Shares outstanding (no par value),
unlimited shares authorized	7,005	26,067	12,096	13,101	21,080	48,421	11,234
Net asset value per share	$ 8.45	$ 7.75	$ 17.47	$ 5.67	$ 15.66	$ 7.54	$ 6.29

Class B
Net assets	$ 128	$ 224	$ 232	$ 113	$ 209	$ 290		$ 104
Shares outstanding (no par value),
unlimited shares authorized	15	28	13	20	13	38		16
Net asset value per share	$ 8.57	$ 7.93	$ 17.58	$ 5.69	$ 15.81	$ 7.56		$ 6.33

(a) Investments - unaffiliated, at cost	$ 78,427	$ 232,717	$ 229,942	$ 89,706	$ 372,093	$ 420,920		$ 83,154
(b) Investments - affiliated, at cost	795	6,340	14,830	9,835	16,307	2,721	#	1,739
(c) Total investments, at cost	79,222	239,057	244,772	99,541	388,400	423,641		84,893
(d) Including value of securities on loan	12,456	28,842	17,721	10,551	40,403	14,608		-
(e) Foreign currency cost	-	422	257	219	-	2,783		-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-		13,794
(g) Premiums from options written	-	-	-	-	-	-		-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/Eagle	JNL/Eagle	Templeton	Templeton	JNL/Franklin	Templeton	JNL/Franklin
	Core Equity	SmallCap	Founding	Global	Templeton	Mutual Shares	Templeton Small
Assets	Fund	Equity Fund	Strategy Fund	Growth Fund	Income Fund	Fund	Cap Value Fund

Investments - unaffiliated, at value (a) (d)	$ 53,069	$ 228,076	$ -	$ 253,630	$ 535,574	$ 268,744	$ 129,584
Investments - affiliated, at value (b)	4,686	2,281	636,825	14,257	38,443	29,528	14,109
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	57,755	230,357	636,825	267,887	574,017	298,272	143,693
Cash	-	-	-	-	1,366	1,703	-
Foreign currency (e)	-	-	-	8,510	119	1,126	-
Receivables:
Investment securities sold	-	-	-	989	3,869	1,276	-
Fund shares sold	90	434	1,899	881	1,561	1,014	145
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	52	63	-	387	7,181	473	105
Forward foreign currency contracts	-	-	-	-	-	376	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	107	-	161	-
Other assets	-	1	4	1	3	2	1
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	57,897	230,855	638,728	278,762	588,116	304,403	143,944

Liabilities
Cash overdraft	-	-	-	2	-	-	-
Payables:
Advisory fees	30	117	-	162	293	178	74
Administrative fees	5	16	26	32	42	24	9
12b-1 fee (Class A)	9	32	-	43	84	47	17
Investment securities purchased	-	816	911	2,057	2,052	3,550	3,008
Fund shares redeemed	57	424	988	389	1,039	612	1,264
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	45	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	3	4	9	4	7	4	2
Forward foreign currency contracts	-	-	-	-	-	3,138	-
Variation margin	-	-	-	-	-	-	-
Other expenses	-	1	3	1	2	20	-
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	5,023	-
Options written, at value (g)	-	-	-	-	-	59	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	4	17	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	39,612	-	11,404	61,431	-	25,768
Total liabilities	104	41,022	1,937	14,094	64,954	12,717	30,142
Net assets	$ 57,793	$ 189,833	$ 636,791	$ 264,668	$ 523,162	$ 291,686	$ 113,802

Net assets consist of:
Paid-in capital	$ 82,111	$ 250,052	$ 945,667	$ 403,553	$ 683,431	$ 437,893	$ 155,189
Undistributed (excess of distributions over)
net investment income	1,119	(100)	280	8,726	55,634	14,435	1,631
Accumulated net realized gain (loss)	(17,955)	(53,728)	(48,984)	(36,877)	(88,728)	(60,464)	(9,201)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(7,482)	(6,391)	(260,172)	(110,734)	(127,175)	(100,178)	(33,817)
	$ 57,793	$ 189,833	$ 636,791	$ 264,668	$ 523,162	$ 291,686	$ 113,802

Class A
Net assets	$ 57,630	$ 189,622	$ 636,791	$ 264,499	$ 522,918	$ 291,530	$ 113,632
Shares outstanding (no par value),
unlimited shares authorized	10,253	14,647	93,299	41,825	62,775	44,976	16,356
Net asset value per share	$ 5.62	$ 12.95	$ 6.83	$ 6.32	$ 8.33	$ 6.48	$ 6.95

Class B
Net assets	$ 163	$ 211	n/a	$ 169	$ 244	$ 156		$ 170
Shares outstanding (no par value),
unlimited shares authorized	28	16	n/a	27	30	24		25
Net asset value per share	$ 5.86	$ 13.14	n/a	$ 6.33	$ 8.07	$ 6.51		$ 6.92

(a) Investments - unaffiliated, at cost	$ 60,551	$ 234,467	$ -	$ 364,556	$ 662,748	$ 365,604		$ 163,401
(b) Investments - affiliated, at cost	4,686	2,281	896,997	14,257	38,443	29,528	#	14,109
(c) Total investments, at cost	65,237	236,748	896,997	378,813	701,191	395,132		177,510
(d) Including value of securities on loan	-	45,689	-	10,200	59,420	-		24,111
(e) Foreign currency cost	-	-	-	8,329	119	1,111		-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	4,511		-
(g) Premiums from options written	-	-	-	-	-	23		-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL/Goldman	JNL/Goldman		JNL/Goldman			JNL/JPMorgan
	Sachs Core	Sachs Emerging	JNL/Goldman	Sachs Short	JNL/JPMorgan	JNL/JPMorgan	U.S. Government
	Plus Bond	Markets Debt	Sachs Mid Cap	Duration	International	Midcap	& Quality
Assets	Fund	Fund	Value Fund	Bond Fund	Value Fund	Growth Fund	Bond Fund

Investments - unaffiliated, at value (a) (d)	$ 622,379	$ 34,011	$ 184,092	$ 380,944	$ 428,670	$ 131,959	$ 706,180
Investments - affiliated, at value (b)	41,998	18,721	5,134	39,732	16,555	3,355	23,929
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	664,377	52,732	189,226	420,676	445,225	135,314	730,109
Cash	-	22,688	-	47	-	-	-
Foreign currency (e)	1,742	542	-	-	1,614	5	-
Receivables:
Investment securities sold	97,804	12	6,585	8,934	15,995	410	521
Fund shares sold	1,258	408	682	1,436	837	171	1,495
Deposits with brokers	1,481	-	-	-	-	-	-
Dividends and interest	4,513	515	301	2,394	1,230	53	3,620
Forward foreign currency contracts	486	568	-	-	1,616	-	-
Variation margin	113	-	-	22	-	-	-
Foreign taxes recoverable	4	33	-	-	116	6	-
Other assets	5	-	1	2	2	1	6
Unrealized appreciation on swap agreements	584	377	-	1,025	-	-	-
Swap premiums paid	1,462	-	-	886	-	-	-
Total assets	773,829	77,875	196,795	435,422	466,635	135,960	735,751

Liabilities
Cash overdraft	1,481	-	45	-	-	-	-
Payables:
Advisory fees	293	41	103	127	209	68	222
Administrative fees	49	8	14	29	47	10	52
12b-1 fee (Class A)	99	11	27	58	62	19	105
Investment securities purchased	139,728	889	4,904	32,523	26,357	1,853	-
Fund shares redeemed	922	143	317	628	875	68	1,511
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	10	-	3	5	9	4	7
Forward foreign currency contracts	729	10	-	-	2,060	-	-
Variation margin	171	-	-	96	-	-	-
Other expenses	3	-	1	2	22	-	4
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	592	53	-	464	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	531	-	-	704	-	-	-
Return of collateral for securities loaned	12,622	-	16,030	24,884	47,144	15,560	96,853
Total liabilities	157,230	1,155	21,444	59,520	76,785	17,582	98,754
Net assets	$ 616,599	$ 76,720	$ 175,351	$ 375,902	$ 389,850	$ 118,378	$ 636,997

Net assets consist of:
Paid-in capital	$ 614,672	$ 71,601	$ 254,292	$ 382,969	$ 627,155	$ 442,387	$ 597,536
Undistributed (excess of distributions over)
net investment income	44,444	(2)	2,415	18,114	26,587	(98)	26,246
Accumulated net realized gain (loss)	6,720	1,091	(66,822)	(15,400)	(192,051)	(312,876)	(2,619)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(49,237)	4,030	(14,534)	(9,781)	(71,841)	(11,035)	15,834
	$ 616,599	$ 76,720	$ 175,351	$ 375,902	$ 389,850	$ 118,378	$ 636,997

Class A
Net assets	$ 616,388	$ 76,578	$ 170,207	$ 375,818	$ 389,384	$ 118,195	$ 636,580
Shares outstanding (no par value),
unlimited shares authorized	54,116	7,011	24,865	38,536	64,406	9,320	51,302
Net asset value per share	$ 11.39	$ 10.92	$ 6.85	$ 9.75	$ 6.05	$ 12.68	$ 12.41

Class B
Net assets	$ 211	$ 142	$ 5,144	$ 84	$ 466	$ 183	$ 417
Shares outstanding (no par value),
unlimited shares authorized	18	13	751	9	76	14	32
Net asset value per share	$ 11.53	$ 10.94	$ 6.85	$ 9.81	$ 6.16	$ 12.82	$ 12.89

(a) Investments - unaffiliated, at cost	$ 672,682	$ 30,874	$ 198,627	$ 391,286	$ 500,056	$ 142,995	$ 690,346
(b) Investments - affiliated, at cost	41,998	18,721	5,134	39,732	16,555	3,355	23,929
(c) Total investments, at cost	714,680	49,595	203,761	431,018	516,611	146,350	714,275
(d) Including value of securities on loan	13,667	-	13,329	24,122	39,900	15,161	114,663
(e) Foreign currency cost	1,739	541	-	-	1,636	5	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

							JNL/Mellon
					JNL/Mellon	JNL/Mellon	Capital
	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management
	Emerging	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30
Assets	Markets Fund	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 364,830	$ 142,214	$ 8,957	$ 7,298	$ -	$ -	$ 4,409
Investments - affiliated, at value (b)	33,856	877	233	349	138,819	112,818	69
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	398,686	143,091	9,190	7,647	138,819	112,818	4,478
Cash	50	10	-	-	-	-	-
Foreign currency (e)	502	-	60	71	-	-	6
Receivables:
Investment securities sold	4,724	2,508	-	-	-	-	4
Fund shares sold	1,560	175	79	16	291	825	47
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	1,304	150	13	15	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	66	-	2	4	-	-	9
Other assets	1	1	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	406,893	145,935	9,344	7,753	139,110	113,643	4,544

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	269	77	6	5	-	-	1
Administrative fees	44	11	1	1	6	4	1
12b-1 fee (Class A)	59	21	1	1	-	-	1
Investment securities purchased	9,806	174	1	-	18	747	71
Fund shares redeemed	749	176	5	5	272	77	2
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	4	4	-	-	1	1	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	1	1	-	-	1	-	-
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	22,333	19,777	-	-	-	-	-
Total liabilities	33,265	20,241	14	12	298	829	76
Net assets	$ 373,628	$ 125,694	$ 9,330	$ 7,741	$ 138,812	$ 112,814	$ 4,468

Net assets consist of:
Paid-in capital	$ 473,617	$ 228,502	$ 9,215	$ 7,746	$ 180,718	$ 125,489	$ 4,383
Undistributed (excess of distributions over)
net investment income	13,356	1,583	52	64	6,521	1,678	89
Accumulated net realized gain (loss)	(99,987)	(91,942)	(642)	(596)	(4,708)	(3,675)	(43)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(13,358)	(12,449)	705	527	(43,719)	(10,678)	39
	$ 373,628	$ 125,694	$ 9,330	$ 7,741	$ 138,812	$ 112,814	$ 4,468

Class A
Net assets	$ 373,242	$ 125,532	$ 9,234	$ 7,648	$ 138,812	$ 112,814	$ 4,375
Shares outstanding (no par value),
unlimited shares authorized	47,929	16,631	966	824	21,978	15,824	476
Net asset value per share	$ 7.79	$ 7.55	$ 9.55	$ 9.29	$ 6.32	$ 7.13	$ 9.19

Class B
Net assets	$ 386	$ 162	$ 96	$ 93	n/a	n/a	$ 93
Shares outstanding (no par value),
unlimited shares authorized	49	21	10	10	n/a	n/a	10
Net asset value per share	$ 7.81	$ 7.60	$ 9.57	$ 9.29	n/a	n/a	$ 9.20

(a) Investments - unaffiliated, at cost	$ 378,177	$ 154,663	$ 8,252	$ 6,772	$ -	$ -	$ 4,370
(b) Investments - affiliated, at cost	33,856	877	233	349	182,538	123,496	69
(c) Total investments, at cost	412,033	155,540	8,485	7,121	182,538	123,496	4,439
(d) Including value of securities on loan	21,509	20,792	-	-	-	-	-
(e) Foreign currency cost	500	-	60	71	-	-	6
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	JNL/
	Management	Management	Management	Management	Management	Management	Oppenheimer
	Pacific Rim 30	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index	Global
Assets	Fund	Index Fund	Index Fund	Index Fund	Index Fund	Fund	Growth Fund

Investments - unaffiliated, at value (a) (d)	$ 9,987	$ 601,023	$ 325,376	$ 355,270	$ 473,865	$ 498,243	$ 214,613
Investments - affiliated, at value (b)	62	58,027	98,124	91,901	65,957	130,713	4,668
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	10,049	659,050	423,500	447,171	539,822	628,956	219,281
Cash	-	3	-	340	8	312	14
Foreign currency (e)	27	-	-	-	672	-	470
Receivables:
Investment securities sold	-	440	4,784	38,433	961	16,594	8
Fund shares sold	219	994	524	473	1,074	2,784	315
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	18	824	341	377	1,061	4,697	228
Forward foreign currency contracts	-	-	-	-	160	-	-
Variation margin	-	-	-	-	26	-	-
Foreign taxes recoverable	-	-	-	-	253	4	24
Other assets	-	51	30	2	2	3	1
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	10,313	661,362	429,179	486,796	544,039	653,350	220,341

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	2	143	79	86	118	117	116
Administrative fees	1	51	27	29	59	39	25
12b-1 fee (Class A)	1	100	54	58	76	78	33
Investment securities purchased	38	1,046	2,298	42,152	1,161	38,192	11
Fund shares redeemed	123	1,009	562	691	1,144	629	282
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	-	13	7	9	10	6	5
Forward foreign currency contracts	-	-	-	-	106	-	-
Variation margin	-	146	19	2	84	-	-
Other expenses	-	2	1	10	20	2	1
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	35,946	95,891	90,843	58,703	113,651	17,689
Total liabilities	165	38,456	98,938	133,880	61,481	152,714	18,162
Net assets	$ 10,148	$ 622,906	$ 330,241	$ 352,916	$ 482,558	$ 500,636	$ 202,179

Net assets consist of:
Paid-in capital	$ 9,412	$ 749,651	$ 448,550	$ 458,782	$ 596,797	$ 483,981	$ 244,619
Undistributed (excess of distributions over)
net investment income	64	6,124	6,449	5,161	12,974	18,271	5,446
Accumulated net realized gain (loss)	(41)	(14,701)	(14,798)	(17,207)	(11,233)	(970)	1,057
Net unrealized appreciation (depreciation) on
investments and foreign currency	713	(118,168)	(109,960)	(93,820)	(115,980)	(646)	(48,943)
	$ 10,148	$ 622,906	$ 330,241	$ 352,916	$ 482,558	$ 500,636	$ 202,179

Class A
Net assets	$ 10,039	$ 613,523	$ 326,522	$ 349,702	$ 468,804	$ 498,508	$ 201,787
Shares outstanding (no par value),
unlimited shares authorized	958	79,028	36,702	42,745	46,964	44,187	25,697
Net asset value per share	$ 10.48	$ 7.76	$ 8.90	$ 8.18	$ 9.98	$ 11.28	$ 7.85

Class B
Net assets	$ 109	$ 9,383	$ 3,719	$ 3,214	$ 13,754	$ 2,128	$ 392
Shares outstanding (no par value),
unlimited shares authorized	10	1,187	413	389	1,338	184	49
Net asset value per share	$ 10.49	$ 7.90	$ 9.01	$ 8.27	$ 10.28	$ 11.59	$ 7.93

(a) Investments - unaffiliated, at cost	$ 9,275	$ 717,431	$ 432,399	$ 446,604	$ 587,185	$ 495,287	$ 263,565
(b) Investments - affiliated, at cost	62	59,552	101,175	95,164	68,665	134,315	4,668
(c) Total investments, at cost	9,337	776,983	533,574	541,768	655,850	629,602	268,233
(d) Including value of securities on loan	-	34,857	93,299	87,479	52,073	109,074	16,530
(e) Foreign currency cost	27	-	-	-	672	-	467
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

						JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	JNL/PPM	America	America
	Asia ex-Japan	China-India	Real Return	Total Return	America Core	High Yield	Mid Cap
Assets	Fund	Fund	Fund	Bond Fund	Equity Fund	Bond Fund	Value Fund

Investments - unaffiliated, at value (a) (d)	$ 54,046	$ 103,666	$ 1,439,035	$ 2,244,455	$ 43,083	$ 377,122	$ 8,468
Investments - affiliated, at value (b)	3,407	1,695	102,291	9,957	133	27,842	52
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	57,453	105,361	1,541,326	2,254,412	43,216	404,964	8,520
Cash	1	-	-	-	1	110	-
Foreign currency (e)	931	3,545	1,591	2,288	-	-	-
Receivables:
Investment securities sold	1,037	1,304	408,101	924,698	-	3,152	-
Fund shares sold	450	833	3,252	5,393	30	1,373	30
Deposits with brokers	-	-	2,048	820	-	-	-
Dividends and interest	103	400	3,352	4,581	66	7,327	12
Forward foreign currency contracts	-	-	78	705	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	1	-	10	6	-	2	-
Other assets	-	-	4	9	1	2	-
Unrealized appreciation on swap agreements	-	-	2,522	12,371	-	-	-
Swap premiums paid	-	-	1,055	115	-	-	-
Total assets	59,976	111,443	1,963,339	3,205,398	43,314	416,930	8,562

Liabilities
Cash overdraft	-	-	82,048	10,076	-	-	-
Payables:
Advisory fees	31	72	328	664	21	135	5
Administrative fees	5	16	66	133	3	29	1
12b-1 fee (Class A)	7	16	131	264	7	57	1
Investment securities purchased	3,402	2,265	926,155	1,520,114	3	12,351	19
Fund shares redeemed	87	235	1,349	1,748	84	405	106
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	875	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	-	-	8	20	2	5	-
Forward foreign currency contracts	-	-	551	1,613	-	-	-
Variation margin	-	-	-	182	-	-	-
Other expenses	1	-	4	7	-	1	-
Investment securities sold short / forward
sales commitments, at value (f)	-	-	111,779	658	-	-	-
Options written, at value (g)	-	-	443	72	-	-	-
Unrealized depreciation on swap agreements	-	-	2,702	2,535	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	1,461	693	-	-	-
Return of collateral for securities loaned	800	6,879	-	-	3,633	37,357	-
Total liabilities	4,333	9,483	1,127,900	1,538,779	3,753	50,340	132
Net assets	$ 55,643	$ 101,960	$ 835,439	$ 1,666,619	$ 39,561	$ 366,590	$ 8,430

Net assets consist of:
Paid-in capital	$ 60,658	$ 99,193	$ 856,431	$ 1,640,515	$ 191,196	$ 473,626	$ 13,905
Undistributed (excess of distributions over)
net investment income	167	530	36,323	45,572	2,936	15,489	50
Accumulated net realized gain (loss)	(7,963)	(10,578)	(23,375)	5,676	(150,761)	(89,996)	(6,266)
Net unrealized appreciation (depreciation) on
investments and foreign currency	2,781	12,815	(33,940)	(25,144)	(3,810)	(32,529)	741
	$ 55,643	$ 101,960	$ 835,439	$ 1,666,619	$ 39,561	$ 366,590	$ 8,430

Class A
Net assets	$ 55,539	$ 101,792	$ 835,064	$ 1,654,451	$ 39,464	$ 361,585	$ 8,366
Shares outstanding (no par value),
unlimited shares authorized	8,288	16,308	76,226	138,679	2,996	66,571	1,366
Net asset value per share	$ 6.70	$ 6.24	$ 10.96	$ 11.93	$ 13.17	$ 5.43	$ 6.12

Class B
Net assets	$ 104	$ 168	$ 375	$ 12,168	$ 97	$ 5,005	$ 64
Shares outstanding (no par value),
unlimited shares authorized	16	27	34	967	7	845	10
Net asset value per share	$ 6.70	$ 6.26	$ 11.02	$ 12.59	$ 13.26	$ 5.92	$ 6.12

(a) Investments - unaffiliated, at cost	$ 51,263	$ 90,855	$ 1,459,378	$ 2,287,057	$ 46,893	$ 409,651	$ 7,727
(b) Investments - affiliated, at cost	3,407	1,695	102,291	9,957	133	27,842	52
(c) Total investments, at cost	54,670	92,550	1,561,669	2,297,014	47,026	437,493	7,779
(d) Including value of securities on loan	770	6,434	-	-	3,950	36,597	-
(e) Foreign currency cost	929	3,542	1,571	2,286	-	-	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	104,496	655	-	-	-
(g) Premiums from options written	-	-	669	227	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL/PPM			JNL/S&P	JNL/S&P	JNL/S&P
	America	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P
	Small Cap	America Value	Listed Private	Conservative	Moderate	Moderate	Managed
Assets	Value Fund	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund

Investments - unaffiliated, at value (a) (d)	$ 9,777	$ 72,521	$ 70,783	$ -	$ -	$ -	$ -
Investments - affiliated, at value (b)	-	487	2,767	489,284	672,126	1,208,134	975,820
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	9,777	73,008	73,550	489,284	672,126	1,208,134	975,820
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	400	-	-	-	-
Receivables:
Investment securities sold	739	-	289	-	-	-	-
Fund shares sold	3	14	795	1,180	2,290	3,370	3,665
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	16	119	238	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	54	-	-	-	-
Other assets	-	-	-	3	4	6	5
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	10,535	73,141	75,326	490,467	674,420	1,211,510	979,490

Liabilities
Cash overdraft	359	-	-	-	-	-	-
Payables:
Advisory fees	7	31	46	51	64	98	83
Administrative fees	1	6	8	20	27	48	39
12b-1 fee (Class A)	1	11	11	-	-	-	-
Investment securities purchased	351	348	2,483	540	1,706	2,008	2,098
Fund shares redeemed	54	127	74	640	584	1,362	1,568
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	-	4	-	5	8	22	23
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	-	-	-	2	3	5	4
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	5,285	-	-	-	-	-
Total liabilities	773	5,812	2,622	1,258	2,392	3,543	3,815
Net assets	$ 9,762	$ 67,329	$ 72,704	$ 489,209	$ 672,028	$ 1,207,967	$ 975,675

Net assets consist of:
Paid-in capital	$ 13,157	$ 200,988	$ 65,532	$ 535,776	$ 780,464	$ 1,453,324	$ 1,258,519
Undistributed (excess of distributions over)
net investment income	49	4,780	529	3,434	3,617	9,994	22,760
Accumulated net realized gain (loss)	(4,463)	(136,380)	(2,338)	(17,416)	(21,756)	789	(514)
Net unrealized appreciation (depreciation) on
investments and foreign currency	1,019	(2,059)	8,981	(32,585)	(90,297)	(256,140)	(305,090)
	$ 9,762	$ 67,329	$ 72,704	$ 489,209	$ 672,028	$ 1,207,967	$ 975,675

Class A
Net assets	$ 7,321	$ 66,857	$ 72,616	$ 489,209	$ 672,028	$ 1,207,967	$ 975,675
Shares outstanding (no par value),
unlimited shares authorized	1,128	8,124	10,917	49,711	70,329	127,889	113,703
Net asset value per share	$ 6.49	$ 8.23	$ 6.65	$ 9.84	$ 9.56	$ 9.45	$ 8.58

Class B
Net assets	$ 2,441	$ 472	$ 88	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	375	57	13	n/a	n/a	n/a	n/a
Net asset value per share	$ 6.50	$ 8.29	$ 6.66	n/a	n/a	n/a	n/a

(a) Investments - unaffiliated, at cost	$ 8,758	$ 74,580	$ 61,805	$ -	$ -	$ -	$ -
(b) Investments - affiliated, at cost	-	487	2,767	521,869	762,423	1,464,274	1,280,910
(c) Total investments, at cost	8,758	75,067	64,572	521,869	762,423	1,464,274	1,280,910
(d) Including value of securities on loan	-	5,297	-	-	-	-	-
(e) Foreign currency cost	-	-	400	-	-	-	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL/S&P					JNL/S&P	JNL/S&P
	Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Disciplined
	Aggressive	Retirement	Retirement	Retirement	Retirement	Moderate	Moderate
Assets	Growth Fund	Income Fund	2015 Fund	2020 Fund	2025 Fund	Fund	Growth Fund

Investments - unaffiliated, at value (a) (d)	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Investments - affiliated, at value (b)	437,113	60,219	38,714	20,087	11,331	93,462	111,324
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	437,113	60,219	38,714	20,087	11,331	93,462	111,324
Cash	-	-	-	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivables:
Investment securities sold	-	87	-	-	-	-	-
Fund shares sold	1,010	66	37	49	35	429	247
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	-	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-	-
Other assets	2	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	438,125	60,372	38,751	20,136	11,366	93,891	111,571

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	47	6	4	2	1	9	11
Administrative fees	18	2	1	1	-	4	4
12b-1 fee (Class A)	-	-	-	-	-	-	-
Investment securities purchased	218	-	7	34	5	360	103
Fund shares redeemed	791	153	31	15	30	69	144
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	12	1	-	-	-	1	1
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	2	-	-	-	-	-	-
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	-	-	-
Total liabilities	1,088	162	43	52	36	443	263
Net assets	$ 437,037	$ 60,210	$ 38,708	$ 20,084	$ 11,330	$ 93,448	$ 111,308

Net assets consist of:
Paid-in capital	$ 613,427	$ 65,152	$ 46,895	$ 23,429	$ 13,557	$ 105,529	$ 135,323
Undistributed (excess of distributions over)
net investment income	10,855	2,016	955	364	198	2,784	3,920
Accumulated net realized gain (loss)	(26,066)	(2,229)	(3,172)	(776)	(996)	(4,356)	(12,910)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(161,179)	(4,729)	(5,970)	(2,933)	(1,429)	(10,509)	(15,025)
	$ 437,037	$ 60,210	$ 38,708	$ 20,084	$ 11,330	$ 93,448	$ 111,308

Class A
Net assets	$ 437,037	$ 60,210	$ 38,708	$ 20,084	$ 11,330	$ 93,448	$ 111,308
Shares outstanding (no par value),
unlimited shares authorized	47,999	6,309	4,492	2,444	1,414	11,699	15,898
Net asset value per share	$ 9.11	$ 9.54	$ 8.62	$ 8.22	$ 8.01	$ 7.99	$ 7.00

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a

(a) Investments - unaffiliated, at cost	$ -	$ -	$ -	$ -	$ -	$ -	$ -
(b) Investments - affiliated, at cost	598,292	64,948	44,684	23,020	12,760	103,971	126,349
(c) Total investments, at cost	598,292	64,948	44,684	23,020	12,760	103,971	126,349
(d) Including value of securities on loan	-	-	-	-	-	-	-
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P		JNL/Select
	Disciplined	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4	Balanced
Assets	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ -	$ 174,179	$ 129,123	$ 138,757	$ 141,318	$ -	$ 578,070
Investments - affiliated, at value (b)	44,176	11,176	12,705	15,036	29,827	388,474	26,978
Repurchase agreements (a)	-	-	-	-	-	-	-
Total investments, at value (c)	44,176	185,355	141,828	153,793	171,145	388,474	605,048
Cash	-	-	1	-	-	-	-
Foreign currency (e)	-	-	-	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-	19,590
Fund shares sold	103	595	512	831	427	1,260	2,395
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	-	218	295	118	321	-	1,636
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-	22
Other assets	-	1	1	1	1	-	3
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	44,279	186,169	142,637	154,743	171,894	389,734	628,694

Liabilities
Cash overdraft	-	-	-	-	114	-	-
Payables:
Advisory fees	5	58	42	46	47	-	203
Administrative fees	2	14	11	12	12	16	43
12b-1 fee (Class A)	-	29	21	23	23	-	85
Investment securities purchased	63	1,507	560	-	-	551	41,377
Fund shares redeemed	40	415	503	377	358	709	556
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	-	1	1	1	1	3	10
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	-	1	-	-	1	2	2
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	10,059	12,892	15,697	30,932	-	60,446
Total liabilities	110	12,084	14,030	16,156	31,488	1,281	102,722
Net assets	$ 44,169	$ 174,085	$ 128,607	$ 138,587	$ 140,406	$ 388,453	$ 525,972

Net assets consist of:
Paid-in capital	$ 53,374	$ 186,568	$ 154,383	$ 165,748	$ 168,210	$ 435,695	$ 581,623
Undistributed (excess of distributions over)
net investment income	1,682	969	2,300	1,207	1,215	5,100	22,536
Accumulated net realized gain (loss)	(6,772)	(24,380)	(15,289)	(36,642)	(43,836)	(17,212)	(59,325)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(4,115)	10,928	(12,787)	8,274	14,817	(35,130)	(18,862)
	$ 44,169	$ 174,085	$ 128,607	$ 138,587	$ 140,406	$ 388,453	$ 525,972

Class A
Net assets	$ 44,169	$ 174,056	$ 128,502	$ 138,558	$ 140,305	$ 388,453	$ 525,264
Shares outstanding (no par value),
unlimited shares authorized	6,799	21,548	19,709	20,300	20,050	53,310	39,596
Net asset value per share	$ 6.50	$ 8.08	$ 6.52	$ 6.83	$ 7.00	$ 7.29	$ 13.27

Class B
Net assets	n/a	$ 29	$ 105	$ 29	$ 101	n/a	$ 708
Shares outstanding (no par value),
unlimited shares authorized	n/a	3	16	4	14	n/a	52
Net asset value per share	n/a	$ 8.05	$ 6.52	$ 6.84	$ 7.01	n/a	$ 13.51

(a) Investments - unaffiliated, at cost	$ -	$ 162,820	$ 141,449	$ 129,759	$ 125,396	$ -	$ 596,932
(b) Investments - affiliated, at cost	48,291	11,607	13,166	15,760	30,932	423,604	26,978
(c) Total investments, at cost	48,291	174,427	154,615	145,519	156,328	423,604	623,910
(d) Including value of securities on loan	-	9,781	11,835	16,899	29,601	-	55,441
(e) Foreign currency cost	-	-	-	-	-	-	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share) .
June 30, 2009

			JNL/T. Rowe	JNL/T. Rowe
	JNL/Select		Price	Price	JNL/T. Rowe
	Money	JNL/Select	Established	Mid-Cap	Price
Assets	Market Fund	Value Fund	Growth Fund	Growth Fund	Value Fund

Investments - unaffiliated, at value (a) (d)	$ 1,127,480	$ 540,185	$ 720,645	$ 682,871	$ 519,721
Investments - affiliated, at value (b)	-	18,162	6,394	30,857	22,149
Repurchase agreements (a)	159,200	-	-	-	-
Total investments, at value (c)	1,286,680	558,347	727,039	713,728	541,870
Cash	-	-	-	-	12
Foreign currency (e)	-	-	61	-	-
Receivables:
Adviser reimbursement	23	-	-	-	-
Investment securities sold	-	-	6,072	1,836	253
Fund shares sold	6,912	1,197	1,355	1,356	1,391
Deposits with brokers	-	-	-	-	-
Dividends and interest	600	762	518	137	730
Forward foreign currency contracts	-	-	-	-	-
Variation margin	-	-	-	-	-
Foreign taxes recoverable	-	25	13	-	37
Other assets	10	3	4	3	3
Unrealized appreciation on swap agreements	-	-	-	-	-
Swap premiums paid	-	-	-	-	-

Total assets	1,294,225	560,334	735,062	717,060	544,296

Liabilities
Cash overdraft	-	-	-	-	-
Payables:
Advisory fees	277	236	317	333	270
Administrative fees	106	45	53	47	41
12b-1 fee (Class A)	211	88	102	90	81
Investment securities purchased	-	-	6,647	1,286	218
Fund shares redeemed	2,650	739	801	1,152	877
Dividends	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-
Trustee fees	14	9	19	12	12
Forward foreign currency contracts	-	-	-	-	-
Variation margin	-	-	-	-	-
Other expenses	7	2	2	3	2
Investment securities sold short / forward
sales commitments, at value (f)	-	-	-	-	-
Options written, at value (g)	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-
Unrealized depreciation on unfunded loan commitments	-	-	-	-	-
Swap premiums received	-	-	-	-	-
Return of collateral for securities loaned	-	7,884	78,355	144,814	46,685
Total liabilities	3,265	9,003	86,296	147,737	48,186

Net assets	$ 1,290,960	$ 551,331	$ 648,766	$ 569,323	$ 496,110
Net assets consist of:
Paid-in capital	$ 1,290,960	$ 695,246	$ 876,754	$ 655,674	$ 687,168
Undistributed (excess of distributions over)
net investment income	(3)	15,366	2,818	(335)	15,583
Accumulated net realized gain (loss)	3	(99,209)	(182,842)	(36,996)	(84,420)
Net unrealized appreciation (depreciation) on
investments and foreign currency	-	(60,072)	(47,964)	(49,020)	(122,221)

	$ 1,290,960	$ 551,331	$ 648,766	$ 569,323	$ 496,110
Class A
Net assets	$ 1,283,056	$ 539,324	$ 623,919	$ 546,493	$ 495,650
Shares outstanding (no par value),
unlimited shares authorized	1,283,056	41,640	42,533	28,753	64,640
Net asset value per share	$ 1.00	$ 12.95	$ 14.67	$ 19.01	$ 7.67

Class B
Net assets	$ 7,904	$ 12,007	$ 24,847	$ 22,830	$ 460
Shares outstanding (no par value),
unlimited shares authorized	7,904	913	1,674	1,183	58

Net asset value per share	$ 1.00	$ 13.15	$ 14.84	$ 19.31	$ 7.86
(a) Investments - unaffiliated, at cost	$ 1,286,680	$ 600,257	$ 768,590	$ 731,891	$ 649,504
(b) Investments - affiliated, at cost	-	18,162	6,394	30,857	14,587
(c) Total investments, at cost	1,286,680	618,419	774,984	762,748	664,091
(d) Including value of securities on loan	-	8,332	77,085	141,033	44,879
(e) Foreign currency cost	-	-	60	-	-
(f) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-
(g) Premiums from options written	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	Institutional Alt	International	Large Cap	Global Real
	20 Fund (b)	35 Fund (b)	50 Fund (b)	65 Fund (b)	Growth Fund	Growth Fund	Estate Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ -	$ 5,250	$ 2,787	$ 3,982
Foreign taxes withheld	-	-	-	-	(609)	(39)	(229)
Interest	-	-	-	-	9	-	10
Securities lending	-	-	-	-	240	37	148
Total investment income	-	-	-	-	4,890	2,785	3,911

Expenses
Advisory fees	3	8	7	4	841	1,242	511
Administrative fees	1	3	3	1	185	185	107
12b-1 fee (Class A)	-	-	-	-	246	370	142
Legal fees	-	-	-	-	1	2	1
Trustee fees	-	-	-	-	5	7	3
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	-	-	-	21	5	2
Total expenses	4	11	10	5	1,299	1,811	766
Net investment income (loss)	(4)	(11)	(10)	(5)	3,591	974	3,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	-	(40,572)	(26,996)	(22,366)
Affiliated investments	30	5	1	1	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	(109)	121	(288)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	1	3	10
Net change in unrealized appreciation or depreciation on:
Investments	401	1,647	1,634	737	64,879	44,695	29,253
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	138	1	(11)
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	431	1,652	1,635	738	24,337	17,824	6,598

Net increase (decrease) in net assets from operations	$ 427	$ 1,641	$ 1,625	$ 733	$ 27,928	$ 18,798	$ 9,743

(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ 74	$ 66	$ 8
(b) Period from April 6, 2009 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

		JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit
	JNL/AIM	Guardian	Guardian	Guardian	Guardian	Suisse Global	JNL/Credit
	Small Cap	Global Balanced	Global Diversified	International Small	U.S. Growth	Natural Resources	Suisse Long/
	Growth Fund	Fund	Research Fund	Cap Fund	Equity Fund	Fund	Short Fund
Investment income
Dividends (a)	$ 134	$ 1,694	$ 2,782	$ 782	$ 2,723	$ 4,555	$ 645
Foreign taxes withheld	-	(137)	(244)	(80)	(4)	(478)	-
Interest	-	1,384	27	8	-	7	-
Securities lending	59	175	192	48	156	106	-
Total investment income	193	3,116	2,757	758	2,875	4,190	645

Expenses
Advisory fees	185	578	626	232	842	922	195
Administrative fees	22	133	126	37	124	199	37
12b-1 fee (Class A)	43	178	168	49	248	266	49
Legal fees	-	1	1	-	1	1	1
Trustee fees	1	3	3	1	4	4	1
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	78
Short holdings borrowing fees	-	-	-	-	-	-	24
Other expenses	1	2	3	2	3	4	2
Total expenses	252	895	927	321	1,222	1,396	387
Net investment income (loss)	(59)	2,221	1,830	437	1,653	2,794	258

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(1,042)	(32,966)	(39,837)	(9,774)	(52,592)	(90,814)	4
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	(1,173)	(39)	119	-	(1,017)	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	167
Brokerage commissions recaptured	1	10	13	1	9	-	-
Net change in unrealized appreciation or depreciation on:
Investments	6,766	41,623	59,016	21,825	84,953	135,248	3,541
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	274	(3)	(507)	-	20	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	(831)
Net realized and unrealized gain (loss)	5,725	7,768	19,150	11,664	32,370	43,437	2,881

Net increase (decrease) in net assets from operations	$ 5,666	$ 9,989	$ 20,980	$ 12,101	$ 34,023	$ 46,231	$ 3,139

(a) Dividends from affiliated investments	$ 3	$ 12	$ 24	$ 11	$ 39	$ 36	$ 2

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/Eagle	JNL/Eagle	Templeton	Templeton	JNL/Franklin	Templeton	JNL/Franklin
	Core Equity	SmallCap	Founding	Global Growth	Templeton	Mutual Shares	Templeton Small
	Fund	Equity Fund	Strategy Fund	Fund	Income Fund	Fund	Cap Value Fund
Investment income
Dividends (a)	$ 501	$ 486	$ -	$ 4,804	$ 4,206	$ 4,259	$ 968
Foreign taxes withheld	-	(2)	-	(400)	(16)	(327)	-
Interest	-	-	-	7	14,833	374	-
Securities lending	-	272	-	164	269	-	90
Total investment income	501	756	-	4,575	19,292	4,306	1,058

Expenses
Advisory fees	152	600	-	854	1,571	946	364
Administrative fees	23	82	141	171	222	126	43
12b-1 fee (Class A)	47	164	-	228	445	252	85
Legal fees	-	1	4	1	2	20	1
Trustee fees	1	3	11	4	8	5	2
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	87	-
Short holdings borrowing fees	-	-	-	-	-	26	-
Other expenses	1	4	8	4	13	5	1
Total expenses	224	854	164	1,262	2,261	1,467	496
Net investment income (loss)	277	(98)	(164)	3,313	17,031	2,839	562

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,001)	(20,686)	-	(14,830)	(34,294)	(22,668)	(2,316)
Affiliated investments	-	-	(14,958)	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	279	(2)	678	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	21	-
Investment securities sold short	-	-	-	-	-	154	-
Brokerage commissions recaptured	4	53	-	-	3	-	-
Net change in unrealized appreciation or depreciation on:
Investments	9,795	36,409	60,438	27,275	73,719	35,285	6,734
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	85	-	(2,990)	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	(52)	-
Investment securities sold short	-	-	-	-	-	(512)	-
Net realized and unrealized gain (loss)	5,798	15,776	45,480	12,809	39,426	9,916	4,418

Net increase (decrease) in net assets from operations	$ 6,075	$ 15,678	$ 45,316	$ 16,122	$ 56,457	$ 12,755	$ 4,980

(a) Dividends from affiliated investments	$ 12	$ 11	$ -	$ 50	$ 93	$ 79	$ 25

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/Goldman	JNL/Goldman		JNL/Goldman			JNL/JPMorgan
	Sachs Core	Sachs Emerging	JNL/Goldman	Sachs Short	JNL/JPMorgan	JNL/JPMorgan	U.S. Government
	Plus Bond	Markets Debt	Sachs Mid Cap	Duration	International	Midcap	& Quality
	Fund	Fund	Value Fund	Bond Fund	Value Fund	Growth Fund	Bond Fund
Investment income
Dividends (a)	$ 46	$ 26	$ 1,675	$ 48	$ 9,731	$ 356	$ 182
Foreign taxes withheld	-	88	-	-	(1,239)	-	-
Interest	15,518	1,117	-	5,988	4	-	10,958
Securities lending	47	-	50	105	526	47	408
Total investment income	15,611	1,231	1,725	6,141	9,022	403	11,548

Expenses
Advisory fees	1,699	159	530	701	1,081	346	1,414
Administrative fees	286	32	72	160	241	49	337
12b-1 fee (Class A)	573	42	140	320	321	99	672
Legal fees	3	-	1	2	2	1	4
Trustee fees	11	1	3	6	6	2	12
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	8	-	1	4	12	1	8
Total expenses	2,580	234	747	1,193	1,663	498	2,447
Net investment income (loss)	13,031	997	978	4,948	7,359	(95)	9,101

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,699	464	(26,426)	(19,360)	(59,452)	(19,094)	(1,544)
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	5,030	2	-	(28)	-	-	-
Foreign currency related items	703	912	-	-	2,522	-	-
Futures contracts	97	-	-	2,834	306	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	39	-	-	7	-
Net change in unrealized appreciation or depreciation on:
Investments	18,252	3,079	33,783	26,232	69,795	32,702	576
Swap agreements	178	59	-	1,951	-	-	-
Foreign currency related items	(345)	252	-	-	(1,252)	-	-
Futures contracts	(2,563)	-	-	(3,114)	(116)	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	23,051	4,768	7,396	8,515	11,803	13,615	(968)

Net increase (decrease) in net assets from operations	$ 36,082	$ 5,765	$ 8,374	$ 13,463	$ 19,162	$ 13,520	$ 8,133

(a) Dividends from affiliated investments	$ 46	$ 26	$ 16	$ 48	$ 21	$ 8	$ 182

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

							JNL/Mellon
					JNL/Mellon	JNL/Mellon	Capital
	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management
	Emerging	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30
	Markets Fund	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund
Investment income
Dividends (a)	$ 5,986	$ 1,147	$ 97	$ 104	$ -	$ -	$ 112
Foreign taxes withheld	(399)	-	(6)	(9)	-	-	(14)
Interest	2	-	-	-	-	-	-
Securities lending	202	57	-	-	-	-	-
Total investment income	5,791	1,204	91	95	-	-	98

Expenses
Advisory fees	1,158	422	27	25	-	-	5
Administrative fees	186	58	5	4	27	19	3
12b-1 fee (Class A)	248	116	6	6	-	-	2
Legal fees	1	1	-	-	1	-	-
Trustee fees	4	2	-	-	2	1	-
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	15	2	-	-	1	1	-
Total expenses	1,612	601	38	35	31	21	10
Net investment income (loss)	4,179	603	53	60	(31)	(21)	88

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(64,960)	(24,371)	(557)	(172)	-	-	-
Affiliated investments	-	-	-	-	(7,214)	(3,986)	(43)
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	(1,038)	-	20	(1)	-	-	1
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	11	36	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	135,541	34,980	1,355	886	12,039	10,384	303
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	13	-	1	1	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	69,567	10,645	819	714	4,825	6,398	261

Net increase (decrease) in net assets from operations	$ 73,746	$ 11,248	$ 872	$ 774	$ 4,794	$ 6,377	$ 349

(a) Dividends from affiliated investments	$ 37	$ 10	$ 1	$ 1	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	JNL/
	Management	Management	Management	Management	Management	Management	Oppenheimer
	Pacific Rim 30	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index	Global
	Fund	Index Fund	Index Fund	Index Fund	Index Fund	Fund	Growth Fund
Investment income
Dividends (a)	$ 82	$ 6,557	$ 2,796	$ 2,249	$ 10,169	$ 24	$ 3,021
Foreign taxes withheld	(2)	-	-	-	(1,162)	-	(315)
Interest	-	1	1	8	2	9,594	4
Securities lending	-	227	321	404	514	344	232
Total investment income	80	6,785	3,118	2,661	9,523	9,962	2,942

Expenses
Advisory fees	8	713	414	391	571	620	604
Administrative fees	4	249	143	135	286	207	130
12b-1 fee (Class A)	4	489	282	267	369	412	172
Legal fees	-	3	2	2	2	2	1
Trustee fees	-	11	5	7	7	8	3
License fees	-	38	26	17	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	11	4	3	6	6	4
Total expenses	16	1,514	876	822	1,241	1,255	914
Net investment income (loss)	64	5,271	2,242	1,839	8,282	8,707	2,028

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(44)	(3,748)	(7,847)	(17,554)	(6,455)	(754)	(8,581)
Affiliated investments	-	(2)	-	-	-	-	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	2	-	-	-	683	-	(157)
Futures contracts	-	2,920	34	193	2,430	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	7	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	784	20,546	31,317	32,119	26,866	902	27,941
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	1	-	-	-	(151)	-	12
Futures contracts	-	(618)	(81)	(82)	(271)	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	743	19,098	23,423	14,683	23,102	148	19,215

Net increase (decrease) in net assets from operations	$ 807	$ 24,369	$ 25,665	$ 16,522	$ 31,384	$ 8,855	$ 21,243

(a) Dividends from affiliated investments	$ -	$ 284	$ 333	$ 417	$ 561	$ 366	$ 11

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

						JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	JNL/PPM	America	America
	Asia ex-Japan	China-India	Real Return	Total Return	America Core	High Yield	Mid Cap
	Fund	Fund	Fund	Bond Fund	Equity Fund	Bond Fund	Value Fund
Investment income
Dividends (a)	$ 273	$ 857	$ 137	$ 1,170	$ 697	$ 437	$ 88
Foreign taxes withheld	(16)	(20)	-	-	-	-	-
Interest	-	24	12,347	38,668	-	12,939	-
Securities lending	8	19	-	-	20	131	-
Total investment income	265	880	12,484	39,838	717	13,507	88

Expenses
Advisory fees	73	209	1,742	3,584	155	601	29
Administrative fees	12	46	348	717	24	125	4
12b-1 fee (Class A)	16	46	697	1,423	48	247	8
Legal fees	-	-	5	8	-	1	-
Trustee fees	-	1	15	26	1	4	-
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	2	3	11	19	3	4	-
Total expenses	103	305	2,818	5,777	231	982	41
Net investment income (loss)	162	575	9,666	34,061	486	12,525	47

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,073)	(894)	60,992	8,037	(38,539)	(20,267)	(1,728)
Affiliated investments	-	-	-	-	-	-	-
Swaps agreements	-	-	(11,820)	(18,409)	-	-	-
Foreign currency related items	(35)	(127)	(755)	(2,222)	-	-	-
Futures contracts	-	-	10,057	17,419	-	-	-
Option contracts	-	-	(178)	(4,681)	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	2	-	2
Net change in unrealized appreciation or depreciation on:
Investments	7,650	21,626	(23,417)	55,238	35,448	59,172	2,213
Swap agreements	-	-	20,570	31,196	-	-	-
Foreign currency related items	(2)	15	2,296	2,288	-	-	-
Futures contracts	-	-	(9,546)	(19,100)	-	-	-
Option contracts	-	-	1,172	7,715	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	5,540	20,620	49,371	77,481	(3,089)	38,905	487

Net increase (decrease) in net assets from operations	$ 5,702	$ 21,195	$ 59,037	$ 111,542	$ (2,603)	$ 51,430	$ 534

(a) Dividends from affiliated investments	$ 2	$ 4	$ 5	$ 31	$ 1	$ 69	$ 1

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/PPM			JNL/S&P	JNL/S&P	JNL/S&P
	America	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P
	Small Cap	America Value	Listed Private	Conservative	Moderate	Moderate	Managed
	Value Fund	Equity Fund	Equity Fund	Fund	Fund	Growth Fund	Growth Fund
Investment income
Dividends (a)	$ 92	$ 955	$ 839	$ 30	$ 35	$ 58	$ 56
Foreign taxes withheld	-	-	(79)	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	14	-	-	-	-	-
Total investment income	92	969	760	30	35	58	56

Expenses
Advisory fees	36	176	149	286	358	533	450
Administrative fees	5	32	26	110	146	256	204
12b-1 fee (Class A)	8	64	35	-	-	-	-
Legal fees	-	-	-	2	3	6	5
Trustee fees	-	1	-	8	11	19	15
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	4	-	6	8	14	11
Total expenses	49	277	210	412	526	828	685
Net investment income (loss)	43	692	550	(382)	(491)	(770)	(629)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,270)	(29,650)	(1,603)	-	-	-	-
Affiliated investments	-	-	-	(18,036)	(25,117)	(33,268)	(36,540)
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	(9)	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	3	4	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	3,299	31,450	11,934	43,342	65,437	113,976	104,218
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	4	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	1,032	1,804	10,326	25,306	40,320	80,708	67,678
Net increase (decrease) in net assets from operations	$ 1,075	$ 2,496	$ 10,876	$ 24,924	$ 39,829	$ 79,938	$ 67,049

(a) Dividends from affiliated investments	$ -	$ 1	$ 4	$ 30	$ 35	$ 58	$ 56

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/S&P					JNL/S&P	JNL/S&P
	Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Disciplined
	Aggressive	Retirement	Retirement	Retirement	Retirement	Moderate	Moderate
	Growth Fund	Income Fund	2015 Fund	2020 Fund	2025 Fund	Fund	Growth Fund
Investment income
Dividends (a)	$ 28	$ 4	$ 2	$ 1	$ -	$ 5	$ 5
Foreign taxes withheld	-	-	-	-	-	-	-
Interest	-	-	-	-	-	-	-
Securities lending	-	-	-	-	-	-	-
Total investment income	28	4	2	1	-	5	5

Expenses
Advisory fees	255	34	20	9	5	46	53
Administrative fees	98	13	7	4	2	18	21
12b-1 fee (Class A)	-	-	-	-	-	-	-
Legal fees	2	-	-	-	-	-	-
Trustee fees	8	1	1	-	-	1	1
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	6	1	-	-	-	1	1
Total expenses	369	49	28	13	7	66	76
Net investment income (loss)	(341)	(45)	(26)	(12)	(7)	(61)	(71)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	-	-	-	-	-	-
Affiliated investments	(34,057)	(2,325)	(1,294)	(618)	(760)	(3,942)	(12,387)
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	68,271	5,771	3,925	1,993	1,599	8,066	15,532
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	34,214	3,446	2,631	1,375	839	4,124	3,145

Net increase (decrease) in net assets from operations	$ 33,873	$ 3,401	$ 2,605	$ 1,363	$ 832	$ 4,063	$ 3,074

(a) Dividends from affiliated investments	$ 28	$ 4	$ 2	$ 1	$ -	$ 5	$ 5

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P		JNL/Select
	Disciplined	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4	Balanced
	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund	Fund
Investment income
Dividends (a)	$ 1	$ 1,288	$ 2,479	$ 1,409	$ 1,471	$ -	$ 4,659
Foreign taxes withheld	-	-	-	-	-	-	(64)
Interest	-	-	-	-	-	-	3,715
Securities lending	-	56	51	53	93	-	237
Total investment income	1	1,344	2,530	1,462	1,564	-	8,547

Expenses
Advisory fees	21	246	212	216	222	-	1,099
Administrative fees	8	61	53	54	55	78	229
12b-1 fee (Class A)	-	123	106	108	111	-	458
Legal fees	-	1	1	1	1	2	3
Trustee fees	1	2	2	2	2	5	9
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	-	2	1	1	2	6	6
Total expenses	30	435	375	382	393	91	1,804
Net investment income (loss)	(29)	909	2,155	1,080	1,171	(91)	6,743

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	-	(770)	(2,185)	(1,770)	(4,942)	-	(34,176)
Affiliated investments	(5,426)	-	-	-	-	(8,809)	-
Swaps agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-	11
Net change in unrealized appreciation or depreciation on:							-
Investments	7,573	19,946	(5,702)	12,450	15,124	39,560	45,848
Swap agreements	-	-	-	-	-	-	-
Foreign currency related items	-	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-	-
Option contracts	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	2,147	19,176	(7,887)	10,680	10,182	30,751	11,683

Net increase (decrease) in net assets from operations	$ 2,118	$ 20,085	$ (5,732)	$ 11,760	$ 11,353	$ 30,660	$ 18,426

(a) Dividends from affiliated investments	$ 1	$ 60	$ 54	$ 56	$ 96	$ -	$ 83

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

			JNL/T. Rowe	JNL/T. Rowe
	JNL/Select		Price	Price	JNL/T. Rowe
	Money	JNL/Select	Established	Mid-Cap	Price
	Market Fund	Value Fund	Growth Fund	Growth Fund	Value Fund
Investment income
Dividends (a)	$ 1	$ 7,039	$ 3,239	$ 1,481	$ 7,721
Foreign taxes withheld	-	(49)	(79)	(14)	(90)
Interest	5,918	-	2	-	83
Securities lending	-	30	242	612	244
Total investment income	5,919	7,020	3,404	2,079	7,958

Expenses
Advisory fees	1,780	1,273	1,709	1,696	1,381
Administrative fees	682	240	282	237	207
12b-1 fee (Class A)	1,357	470	541	454	413
Legal fees	9	3	3	3	2
Trustee fees	27	9	11	8	7
License fees	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-
Other expenses	19	7	9	6	6
Total expenses	3,874	2,002	2,555	2,404	2,016
Expense reimbursement	23	-	-	-	-
Net expenses	3,851	2,002	2,555	2,404	2,016
Net investment income	2,068	5,018	849	(325)	5,942

Net realized gain (loss) on:
Unaffiliated investments	-	(56,376)	(77,141)	(23,027)	(38,345)
Affiliated investments	-	-	-	-	-
Swaps agreements	-	-	-	-	-
Foreign currency related items	-	-	9	(5)	-
Futures contracts	-	-	-	-	-
Option contracts	-	-	-	-	-
Investment securities sold short	-	-	-	-	-
Brokerage commissions recaptured	-	18	7	4	3
Net change in unrealized appreciation or depreciation on:
Investments	-	66,915	156,098	101,128	75,939
Swap agreements	-	-	-	-	-
Foreign currency related items	-	-	(20)	-	-
Futures contracts	-	-	-	-	-
Option contracts	-	-	-	-	-
Investment securities sold short	-	-	-	-	-
Net realized and unrealized gain (loss)	-	10,557	78,953	78,100	37,597
Net increase (decrease) in net assets from operations	$ 2,068	$ 15,575	$ 79,802	$ 77,775	$ 43,539

(a) Dividends from affiliated investments	$ -	$ 52	$ 35	$ 73	$ 221

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statement of Cash Flows (in thousands)
For the Period Ended June 30, 2009

JNL/Credit
Suisse Long/
Short Fund
Cash flows from operating activities
Net increase in net assets from operations	$ 3,139
Adjustments to reconcile net increase in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(163,336)
Proceeds from sales and maturities	131,480
Net purchases of short-term investments	(945)
Proceeds from securities sold short	25,333
Purchases to cover securities sold short	(18,975)
Increase in investment securities sold receivable	(6,017)
Increase in investment securities purchased payable	6,880
Increase in dividends and interest receivable	(9)
Increase in accrued expenses	25
Increase in dividends on securities sold short and interest payable .	7
Change in unrealized appreciation (depreciation) on investments	(2,710)
Realized gain on investments	(171)

Net cash flow used in operating activities	(25,299)

Cash flows from financing activities
Net proceeds from capital share transactions	25,299
Net cash flow provided by financing activities	25,299

Net increase in cash	-
Cash at beginning of period	-

Cash at end of period	$ -

Supplemental disclosure of operating activities:
Interest payments during the period were $24.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL	JNL	JNL	JNL	JNL/AIM		JNL/AIM	JNL/AIM
	Institutional Alt	Institutional Alt	Institutional Alt	Institutional Alt	International		Large Cap	Global Real
Operations	20 Fund (b)	35 Fund (b)	50 Fund (b)	65 Fund (b)	Growth Fund		Growth Fund	Estate Fund
Net investment income (loss)	$ (4)	$ (11)	$ (10)	$ (5)	$ 3,591		$ 974	$ 3,145
Net realized gain (loss)	30	5	1	1	(40,680)		(26,872)	(22,644)
Net change in unrealized appreciation (depreciation)	401	1,647	1,634	737	65,017		44,696	29,242
Net increase (decrease) in net assets
from operations	427	1,641	1,625	733	27,928		18,798	9,743

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
From net realized gains
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Total distributions to shareholders	-	-	-	-	-		-	-

Share transactions¹
Proceeds from the sale of shares
Class A	29,581	48,991	49,156	29,426	64,951	(a)	130,727	56,312
Class B	-	-	-	-	1,025	(a)	77	126
Proceeds in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Cost of shares redeemed
Class A	(1,219)	(763)	(511)	(1,146)	(63,760)		(60,900)	(23,188)
Class B	-	-	-	-	(9,436)		(45)	(99)
Net increase (decrease) in net assets from
share transactions	28,362	48,228	48,645	28,280	(7,220)		69,859	33,151

Net increase (decrease) in net assets	28,789	49,869	50,270	29,013	20,708		88,657	42,894

Net assets beginning of period	-	-	-	-	259,315		351,230	145,512

Net assets end of period	$ 28,789	$ 49,869	$ 50,270	$ 29,013	$ 280,023		$ 439,887	$ 188,406

Undistributed (excess of distributions over)
net investment income	$ (4)	$ (11)	$ (10)	$ (5)	$ 8,869		$ 2,437	$ 7,582

¹Share transactions
Shares sold
Class A	2,724	4,500	4,444	2,598	9,184		15,443	10,681
Class B	-	-	-	-	148		9	24
Shares issued in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Shares redeemed
Class A	(112)	(68)	(45)	(102)	(9,156)		(7,263)	(4,491)
Class B	-	-	-	-	(1,455)		(5)	(18)
Net increase (decrease)
Class A	2,612	4,432	4,399	2,496	28		8,180	6,190

Class B	-	-	-	-	(1,307)		4	6

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 28,745	$ 48,309	$ 48,650	$ 28,299	$ 48,545		$ 195,373	$ 85,461
Proceeds from sales of securities	384	86	9	21	50,219		112,661	52,775

(a) Amount includes $826 for Class A and $1 for Class B received in a class action settlement.
(b) Period from April 6, 2009 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

		JNL/Capital		JNL/Capital		JNL/Capital	JNL/Capital	JNL/Credit
	JNL/AIM	Guardian		Guardian		Guardian	Guardian	Suisse Global	JNL/Credit
	Small Cap	Global Balanced		Global Diversified		International Small	U.S. Growth	Natural Resources	Suisse Long/
Operations	Growth Fund	Fund		Research Fund		Cap Fund	Equity Fund	Fund	Short Fund
Net investment income (loss)	$ (59)	$ 2,221		$ 1,830		$ 437	$ 1,653	$ 2,794	$ 258
Net realized gain (loss)	(1,041)	(34,129)		(39,863)		(9,654)	(52,583)	(91,831)	171
Net change in unrealized appreciation (depreciation)	6,766	41,897		59,013		21,318	84,953	135,268	2,710
Net increase (decrease) in net assets
from operations	5,666	9,989		20,980		12,101	34,023	46,231	3,139

Distributions to shareholders
From net investment income
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
From net realized gains
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
Total distributions to shareholders	-	-		-		-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	22,721	43,119		57,992	(a)	24,510	157,136	170,199	44,005
Class B	32	42		59	(a)	15	41	173	10
Proceeds in connection with acquisition
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
Reinvestment of distributions
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
Cost of shares redeemed
Class A	(9,520)	(34,548)		(30,698)		(7,092)	(56,877)	(66,146)	(18,323)
Class B	(21)	(19)		(15)		(3)	(10)	(194)	(2)
Net increase (decrease) in net assets from
share transactions	13,212	8,594		27,338		17,430	100,290	104,032	25,690

Net increase (decrease) in net assets	18,878	18,583		48,318		29,531	134,313	150,263	28,829

Net assets beginning of period	40,417	183,761		163,268		44,835	195,981	214,921	41,972

Net assets end of period	$ 59,295	$ 202,344		$ 211,586		$ 74,366	$ 330,294	$ 365,184	$ 70,801

Undistributed (excess of distributions over)
net investment income	$ (50)	$ 7,150		$ 6,110		$ 1,421	$ 2,325	$ 6,742	$ 827

¹Share transactions
Shares sold
Class A	2,910	6,030		3,515		4,832	11,153	24,583	7,584
Class B	4	6		4		3	3	25	1
Shares issued in connection with acquisition
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
Reinvestment of distributions
Class A	-	-		-		-	-	-	-
Class B	-	-		-		-	-	-	-
Shares redeemed
Class A	(1,277)	(4,952)		(2,058)		(1,600)	(4,067)	(10,176)	(3,204)
Class B	(3)	(3)		(1)		(1)	(1)	(30)	(1)
Net increase (decrease)
Class A	1,633	1,078		1,457		3,232	7,086	14,407	4,380

Class B	1	3		3		2	2	(5)	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 18,251	$ 85,230		$ 108,125		$ 22,317	$ 162,956	$ 250,249	$ 182,304
Proceeds from sales of securities	5,010	76,928	(b)	84,649		9,299	62,187	207,615	156,812

(a) Amount includes $4,094 for Class A and $4 for Class B received in a class action settlement.
(b) Amount includes $628 of sales of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

			JNL/Franklin	JNL/Franklin		JNL/Franklin
	JNL/Eagle	JNL/Eagle	Templeton	Templeton	JNL/Franklin	Templeton	JNL/Franklin
	Core Equity	SmallCap	Founding	Global Growth	Templeton	Mutual Shares	Templeton Small
Operations	Fund	Equity Fund	Strategy Fund	Fund	Income Fund	Fund	Cap Value Fund
Net investment income (loss)	$ 277	$ (98)	$ (164)	$ 3,313	$ 17,031	$ 2,839	$ 562
Net realized gain (loss)	(3,997)	(20,633)	(14,958)	(14,551)	(34,293)	(21,815)	(2,316)
Net change in unrealized appreciation (depreciation)	9,795	36,409	60,438	27,360	73,719	31,731	6,734
Net increase (decrease) in net assets
from operations	6,075	15,678	45,316	16,122	56,457	12,755	4,980

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	18,881	56,436	97,589	47,143	104,275	62,860	41,600
Class B	20	56	-	41	38	70	90
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(9,951)	(46,585)	(86,915)	(34,777)	(70,019)	(40,016)	(19,345)
Class B	(14)	(43)	-	(37)	(50)	(94)	(61)
Net increase (decrease) in net assets from
share transactions	8,936	9,864	10,674	12,370	34,244	22,820	22,284

Net increase (decrease) in net assets	15,011	25,542	55,990	28,492	90,701	35,575	27,264

Net assets beginning of period	42,782	164,291	580,801	236,176	432,461	256,111	86,538

Net assets end of period	$ 57,793	$ 189,833	$ 636,791	$ 264,668	$ 523,162	$ 291,686	$ 113,802

Undistributed (excess of distributions over)
net investment income	$ 1,119	$ (100)	$ 280	$ 8,726	$ 55,634	$ 14,435	$ 1,631

¹Share transactions
Shares sold
Class A	3,670	4,892	15,813	8,279	13,809	10,568	6,426
Class B	4	5	-	7	5	12	13
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(2,020)	(4,019)	(14,354)	(6,290)	(9,495)	(6,870)	(3,232)
Class B	(3)	(4)	-	(6)	(7)	(15)	(9)
Net increase (decrease)
Class A	1,650	873	1,459	1,989	4,314	3,698	3,194

Class B	1	1	-	1	(2)	(3)	4

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 16,581	$ 92,647	$ 30,584	$ 28,787	$ 150,973	$ 96,382	$ 22,072
Proceeds from sales of securities	8,330	82,425	20,073	5,780	108,032	59,621	908

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/Goldman		JNL/Goldman		JNL/Goldman				JNL/JPMorgan
	Sachs Core		Sachs Emerging	JNL/Goldman	Sachs Short		JNL/JPMorgan	JNL/JPMorgan	U.S. Government
	Plus Bond		Markets Debt	Sachs Mid Cap	Duration		International	Midcap	& Quality
Operations	Fund		Fund	Value Fund	Bond Fund		Value Fund	Growth Fund	Bond Fund
Net investment income (loss)	$ 13,031		$ 997	$ 978	$ 4,948		$ 7,359	$ (95)	$ 9,101
Net realized gain (loss)	7,529		1,378	(26,387)	(16,554)		(56,624)	(19,087)	(1,544)
Net change in unrealized appreciation (depreciation)	15,522		3,390	33,783	25,069		68,427	32,702	576
Net increase (decrease) in net assets
from operations	36,082		5,765	8,374	13,463		19,162	13,520	8,133

Distributions to shareholders
From net investment income
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
From net realized gains
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
Total distributions to shareholders	-		-	-	-		-	-	-
Share transactions¹
Proceeds from the sale of shares
Class A	126,164		46,982	60,369	141,144		91,114	26,736	198,581
Class B	73		33	5,296	39		114	12	299
Proceeds in connection with acquisition
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
Reinvestment of distributions
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
Cost of shares redeemed
Class A	(110,630)		(5,129)	(32,371)	(74,195)		(67,262)	(13,998)	(250,978)
Class B	(72)		(1)	(1,021)	(8)		(115)	(8)	(784)
Net increase (decrease) in net assets from
share transactions	15,535		41,885	32,273	66,980		23,851	12,742	(52,882)

Net increase (decrease) in net assets	51,617		47,650	40,647	80,443		43,013	26,262	(44,749)

Net assets beginning of period	564,982		29,070	134,704	295,459		346,837	92,116	681,746

Net assets end of period	$ 616,599		$ 76,720	$ 175,351	$ 375,902		$ 389,850	$ 118,378	$ 636,997

Undistributed (excess of distributions over)
net investment income	$ 44,444		$ (2)	$ 2,415	$ 18,114		$ 26,587	$ (98)	$ 26,246

¹Share transactions
Shares sold
Class A	11,539		4,537	9,506	14,780		16,860	2,301	16,117
Class B	7		3	881	4		21	1	23
Shares issued in connection with acquisition
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
Reinvestment of distributions
Class A	-		-	-	-		-	-	-
Class B	-		-	-	-		-	-	-
Shares redeemed
Class A	(10,167)		(522)	(5,307)	(7,791)		(13,014)	(1,227)	(20,376)
Class B	(7)		-	(168)	-		(24)	(1)	(62)
Net increase (decrease)
Class A	1,372		4,015	4,199	6,989		3,846	1,074	(4,259)
Class B	-		3	713	4		(3)	-	(39)
Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 3,027,245	(a)	$ 32,234	$ 109,406	$ 358,572	(b)	$ 185,680	$ 63,155	$ 86,675	(c)
Proceeds from sales of securities	3,016,242	(a)	15,117	79,999	274,118	(b)	141,478	50,684	60,151	(c)

(a) Amounts include $972,553 and $1,060,741 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $154,822 and $151,818 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $86,614 and $2,000 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

							JNL/Mellon
					JNL/Mellon	JNL/Mellon	Capital
	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	Capital	Capital	Management
	Emerging	Mid Cap	Global Basics	Global Leaders	Management	Management	European 30
Operations	Markets Fund	Equity Fund	Fund	Fund	10 X 10 Fund	Index 5 Fund	Fund
Net investment income (loss)	$ 4,179	$ 603	$ 53	$ 60	$ (31)	$ (21)	$ 88
Net realized gain (loss)	(65,987)	(24,335)	(537)	(173)	(7,214)	(3,986)	(42)
Net change in unrealized appreciation (depreciation)	135,554	34,980	1,356	887	12,039	10,384	303
Net increase (decrease) in net assets
from operations	73,746	11,248	872	774	4,794	6,377	349

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	153,912	19,886	5,935	2,666	53,100	62,891	2,455
Class B	165	370	1	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(65,946)	(30,953)	(2,265)	(284)	(19,452)	(16,863)	(477)
Class B	(93)	(2,149)	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions	88,038	(12,846)	3,671	2,382	33,648	46,028	1,978

Net increase (decrease) in net assets	161,784	(1,598)	4,543	3,156	38,442	52,405	2,327

Net assets beginning of period	211,844	127,292	4,787	4,585	100,370	60,409	2,141

Net assets end of period	$ 373,628	$ 125,694	$ 9,330	$ 7,741	$ 138,812	$ 112,814	$ 4,468

Undistributed (excess of distributions over)
net investment income	$ 13,356	$ 1,583	$ 52	$ 64	$ 6,521	$ 1,678	$ 89

¹Share transactions
Shares sold
Class A	22,616	2,945	695	318	9,221	9,566	293
Class B	23	55	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(10,678)	(4,678)	(287)	(33)	(3,461)	(2,593)	(56)
Class B	(14)	(339)	-	-	-	-	-
Net increase (decrease)
Class A	11,938	(1,733)	408	285	5,760	6,973	237
Class B	9	(284)	-	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 140,758	$ 38,611	$ 5,816	$ 2,996	$ 39,156	$ 51,308	$ 2,322
Proceeds from sales of securities	66,393	49,778	2,211	1,017	5,536	5,299	298

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital		JNL/
	Management	Management	Management	Management	Management	Management		Oppenheimer
	Pacific Rim 30	S&P 500	S&P 400 MidCap	Small Cap	International	Bond Index		Global
Operations	Fund (a)	Index Fund	Index Fund	Index Fund	Index Fund	Fund		Growth Fund
Net investment income (loss)	$ 64	$ 5,271	$ 2,242	$ 1,839	$ 8,282	$ 8,707		$ 2,028
Net realized gain (loss)	(42)	(830)	(7,813)	(17,354)	(3,342)	(754)		(8,738)
Net change in unrealized appreciation (depreciation)	785	19,928	31,236	32,037	26,444	902		27,953
Net increase (decrease) in net assets
from operations	807	24,369	25,665	16,522	31,384	8,855		21,243

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-		-
Class B	-	-	-	-	-	-		-
From net realized gains
Class A	-	-	-	-	-	-		-
Class B	-	-	-	-	-	-		-
Total distributions to shareholders	-	-	-	-	-	-		-
Share transactions¹
Proceeds from the sale of shares
Class A	6,878	187,592	80,755	80,628	135,708	196,825		30,886
Class B	2	3,055	1,663	1,066	8,908	831		49
Proceeds in connection with acquisition
Class A	-	46,613	-	63,228	-	-		-
Class B	-	142	-	171	-	-		-
Reinvestment of distributions
Class A	-	-	-	-	-	-		-
Class B	-	-	-	-	-	-		-
Cost of shares redeemed
Class A	(936)	(101,919)	(64,030)	(51,974)	(66,006)	(86,370)		(26,385)
Class B	-	(2,988)	(851)	(468)	(3,060)	(340)		(38)
Net increase (decrease) in net assets from
share transactions	5,944	132,495	17,537	92,651	75,550	110,946		4,512

Net increase (decrease) in net assets	6,751	156,864	43,202	109,173	106,934	119,801		25,755

Net assets beginning of period	3,397	466,042	287,039	243,743	375,624	380,835		176,424

Net assets end of period	$ 10,148	$ 622,906	$ 330,241	$ 352,916	$ 482,558	$ 500,636		$ 202,179

Undistributed (excess of distributions over)
net investment income	$ 64	$ 6,124	$ 6,449	$ 5,161	$ 12,974	$ 18,271		$ 5,446
¹Share transactions
Shares sold
Class A	715	26,261	9,924	10,801	15,278	17,719		4,415
Class B	-	421	202	143	1,052	73		7
Shares issued in connection with acquisition
Class A	-	6,599	-	8,656	-	-		-
Class B	-	20	-	23	-	-		-
Reinvestment of distributions
Class A	-	-	-	-	-	-		-
Class B	-	-	-	-	-	-		-
Shares redeemed
Class A	(101)	(14,469)	(8,043)	(6,995)	(7,574)	(7,802)		(3,868)
Class B	-	(417)	(105)	(63)	(360)	(30)		(6)
Net increase (decrease)
Class A	614	18,391	1,881	12,462	7,704	9,917		547
Class B	-	24	97	103	692	43		1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 6,320	$ 148,148	$ 37,436	$ 137,069	$ 99,489	$ 253,658	(a)	$ 27,978
Proceeds from sales of securities	461	11,513	22,261	41,530	8,130	151,241	(a)	22,690

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

								JNL/PPM	JNL/PPM
	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO		JNL/PPM	America	America
	Asia ex-Japan	China-India	Real Return		Total Return		America Core	High Yield	Mid Cap
Operations	Fund	Fund	Fund		Bond Fund		Equity Fund	Bond Fund	Value Fund
Net investment income (loss)	$ 162	$ 575	$ 9,666		$ 34,061		$ 486	$ 12,525	$ 47
Net realized gain (loss)	(2,108)	(1,021)	58,296		144		(38,537)	(20,267)	(1,726)
Net change in unrealized appreciation (depreciation)	7,648	21,641	(8,925)		77,337		35,448	59,172	2,213
Net increase (decrease) in net assets
from operations	5,702	21,195	59,037		111,542		(2,603)	51,430	534

Distributions to shareholders
From net investment income
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
From net realized gains
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Total distributions to shareholders	-	-	-		-		-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	51,739	74,824	328,671		455,207		6,738	227,230	8,188
Class B	24	157	166		2,720		13	1,564	1
Proceeds in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Cost of shares redeemed
Class A	(9,605)	(20,182)	(216,559)		(237,209)		(64,806)	(104,287)	(5,362)
Class B	(1)	(89)	(164)		(1,272)		(12)	(637)	-
Net increase in net assets from share
transactions	42,157	54,710	112,114		219,446		(58,067)	123,870	2,827

Net increase in net assets	47,859	75,905	171,151		330,988		(60,670)	175,300	3,361

Net assets beginning of period	7,784	26,055	664,288		1,335,631		100,231	191,290	5,069

Net assets end of period	$ 55,643	$ 101,960	$ 835,439		$ 1,666,619		$ 39,561	$ 366,590	$ 8,430

Undistributed (excess of distributions over)
net investment income	$ 167	$ 530	$ 36,323		$ 45,572		$ 2,936	$ 15,489	$ 50

¹Share transactions
Shares sold
Class A	8,265	14,087	31,367		39,883		575	46,264	1,467
Class B	4	26	16		225		1	293	-
Shares issued in connection with acquisition
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Reinvestment of distributions
Class A	-	-	-		-		-	-	-
Class B	-	-	-		-		-	-	-
Shares redeemed
Class A	(1,586)	(3,915)	(20,856)		(20,943)		(5,613)	(21,863)	(993)
Class B	-	(15)	(16)		(106)		(1)	(123)	-
Net increase
Class A	6,679	10,172	10,511		18,940		(5,038)	24,401	474

Class B	4	11	-		119		-	170	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 44,367	$ 69,681	$ 7,308,021	(a)	$ 9,433,020	(b)	$ 10,189	$ 184,964	$ 7,904
Proceeds from sales of securities	4,263	17,656	7,403,189	(a)	9,312,462	(b)	67,363	46,320	4,976

(a) Amounts include $3,308,842 and $3,802,523 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $1,140,514 and $797,726 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/PPM			JNL/S&P	JNL/S&P	JNL/S&P
	America	JNL/PPM	JNL/Red Rocks	Managed	Managed	Managed	JNL/S&P
	Small Cap	America Value	Listed Private	Conservative	Moderate	Moderate	Managed
Operations	Value Fund (a)	Equity Fund	Equity Fund (a)	Fund	Fund	Growth Fund	Growth Fund
Net investment income (loss)	$ 43	$ 692	$ 550	$ (382)	$ (491)	$ (770)	$ (629)
Net realized gain (loss)	(2,267)	(29,646)	(1,612)	(18,036)	(25,117)	(33,268)	(36,540)
Net change in unrealized appreciation (depreciation)	3,299	31,450	11,938	43,342	65,437	113,976	104,218
Net increase (decrease) in net assets
from operations	1,075	2,496	10,876	24,924	39,829	79,938	67,049

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-
Share transactions¹
Proceeds from the sale of shares
Class A	4,799	18,124	54,051	145,757	173,198	261,330	210,420
Class B	2,848	456	12	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(6,499)	(41,527)	(7,565)	(88,898)	(98,614)	(131,262)	(110,594)
Class B	(904)	(66)	(1)	-	-	-	-
Net increase in net assets from share
transactions	244	(23,013)	46,497	56,859	74,584	130,068	99,826

Net increase in net assets	1,319	(20,517)	57,373	81,783	114,413	210,006	166,875

Net assets beginning of period	8,443	87,846	15,331	407,426	557,615	997,961	808,800

Net assets end of period	$ 9,762	$ 67,329	$ 72,704	$ 489,209	$ 672,028	$ 1,207,967	$ 975,675

Undistributed (excess of distributions over)
net investment income	$ 49	$ 4,780	$ 529	$ 3,434	$ 3,617	$ 9,994	$ 22,760
¹Share transactions
Shares sold
Class A	832	2,512	9,636	15,512	19,138	29,457	26,157
Class B	504	55	2	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(1,037)	(5,977)	(1,303)	(9,398)	(10,969)	(15,136)	(14,282)
Class B	(143)	(8)	-	-	-	-	-
Net increase
Class A	(205)	(3,465)	8,333	6,114	8,169	14,321	11,875

Class B	361	47	2	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 8,638	$ 24,722	$ 54,068	$ 96,917	$ 100,922	$ 172,250	$ 111,871
Proceeds from sales of securities	8,283	46,415	7,997	41,579	42,751	57,673	56,331

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/S&P					JNL/S&P	JNL/S&P
	Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Disciplined
	Aggressive	Retirement	Retirement	Retirement	Retirement	Moderate	Moderate
Operations	Growth Fund	Income Fund	2015 Fund	2020 Fund	2025 Fund	Fund	Growth Fund
Net investment income (loss)	$ (341)	$ (45)	$ (26)	$ (12)	$ (7)	$ (61)	$ (71)
Net realized gain (loss)	(34,057)	(2,325)	(1,294)	(618)	(760)	(3,942)	(12,387)
Net change in unrealized appreciation (depreciation)	68,271	5,771	3,925	1,993	1,599	8,066	15,532
Net increase (decrease) in net assets
from operations	33,873	3,401	2,605	1,363	832	4,063	3,074

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-
Share transactions¹
Proceeds from the sale of shares
Class A	74,073	16,820	12,001	8,771	4,880	40,969	49,297
Class B	-	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	1,090	570
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(85,627)	(8,779)	(2,981)	(1,379)	(1,219)	(10,736)	(16,085)
Class B	-	-	-	-	-	-	-
Net increase in net assets from share
transactions	(11,554)	8,041	9,020	7,392	3,661	31,323	33,782

Net increase in net assets	22,319	11,442	11,625	8,755	4,493	35,386	36,856

Net assets beginning of period	414,718	48,768	27,083	11,329	6,837	58,062	74,452

Net assets end of period	$ 437,037	$ 60,210	$ 38,708	$ 20,084	$ 11,330	$ 93,448	$ 111,308

Undistributed (excess of distributions over)
net investment income	$ 10,855	$ 2,016	$ 955	$ 364	$ 198	$ 2,784	$ 3,920
¹Share transactions
Shares sold
Class A	8,866	1,870	1,488	1,143	658	5,472	7,555
Class B	-	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	146	89
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(10,289)	(974)	(382)	(186)	(168)	(1,438)	(2,676)
Class B	-	-	-	-	-	-	-
Net increase
Class A	(1,423)	896	1,106	957	490	4,180	4,968

Class B	-	-	-	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 29,749	$ 10,188	$ 9,576	$ 7,382	$ 4,064	$ 31,808	$ 38,630
Proceeds from sales of securities	60,779	4,564	2,161	1,045	1,041	9,963	15,253

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P		JNL/Select
	Disciplined	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4	Balanced
Operations	Growth Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund	Fund
Net investment income (loss)	$ (29)	$ 909	$ 2,155	$ 1,080	$ 1,171	$ (91)	$ 6,743
Net realized gain (loss)	(5,426)	(770)	(2,185)	(1,770)	(4,942)	(8,809)	(34,165)
Net change in unrealized appreciation (depreciation)	7,573	19,946	(5,702)	12,450	15,124	39,560	45,848
Net increase (decrease) in net assets
from operations	2,118	20,085	(5,732)	11,760	11,353	30,660	18,426

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	23,630	100,339	59,501	62,323	62,844	169,122	130,258
Class B	-	95	34	9	93	-	87
Proceeds in connection with acquisition
Class A	537	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(8,249)	(36,767)	(26,615)	(32,163)	(37,488)	(76,512)	(78,500)
Class B	-	(80)	(30)	(20)	(85)	-	(66)
Net increase (decrease) in net assets from
share transactions	15,918	63,587	32,890	30,149	25,364	92,610	51,779

Net increase (decrease) in net assets	18,036	83,672	27,158	41,909	36,717	123,270	70,205

Net assets beginning of period	26,133	90,413	101,449	96,678	103,689	265,183	455,767

Net assets end of period	$ 44,169	$ 174,085	$ 128,607	$ 138,587	$ 140,406	$ 388,453	$ 525,972

Undistributed (excess of distributions over)
net investment income	$ 1,682	$ 969	$ 2,300	$ 1,207	$ 1,215	$ 5,100	$ 22,536

¹Share transactions
Shares sold
Class A	3,924	13,458	9,710	10,302	10,312	26,232	10,436
Class B	-	11	5	2	13	-	6
Shares issued in connection with acquisition
Class A	91	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(1,358)	(5,020)	(4,399)	(5,574)	(6,538)	(11,949)	(6,359)
Class B	-	(10)	(6)	(3)	(13)	-	(5)
Net increase (decrease)
Class A	2,657	8,438	5,311	4,728	3,774	14,283	4,077
Class B	-	1	(1)	(1)	-	-	1

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 19,884	$ 73,585	$ 40,635	$ 36,517	$ 39,784	$ 110,261	$ 208,913	(a)
Proceeds from sales of securities	6,017	9,117	5,006	5,455	12,970	17,733	138,352	(a)

(a) Amounts include $83,660 and $46,302 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

			JNL/T. Rowe	JNL/T. Rowe
	JNL/Select		Price	Price	JNL/T. Rowe
	Money	JNL/Select	Established	Mid-Cap	Price
Operations	Market Fund	Value Fund	Growth Fund	Growth Fund	Value Fund
Net investment income (loss)	$ 2,068	$ 5,018	$ 849	$ (325)	$ 5,942
Net realized gain (loss)	-	(56,358)	(77,125)	(23,028)	(38,342)
Net change in unrealized appreciation (depreciation)	-	66,915	156,078	101,128	75,939
Net increase (decrease) in net assets
from operations	2,068	15,575	79,802	77,775	43,539

Distributions to shareholders
From net investment income
Class A	(2,054)	-	-	-	-
Class B	(14)	-	-	-	-
From net realized gains
Class A	-	-	-	-	-
Class B	-	-	-	-	-
Total distributions to shareholders	(2,068)	-	-	-	-
Share transactions¹
Proceeds from the sale of shares
Class A	713,884	118,129	128,898	124,659	113,617
Class B	4,031	1,869	2,927	3,326	83
Proceeds in connection with acquisition
Class A	-	-	-	-	-
Class B	-	-	-	-	-
Reinvestment of distributions
Class A	2,054	-	-	-	-
Class B	14	-	-	-	-
Cost of shares redeemed
Class A	(772,935)	(78,801)	(162,889)	(77,857)	(74,000)
Class B	(3,362)	(1,142)	(1,344)	(1,575)	(50)
Net increase (decrease) in net assets from
share transactions	(56,314)	40,055	(32,408)	48,553	39,650

Net increase (decrease) in net assets	(56,314)	55,630	47,394	126,328	83,189

Net assets beginning of period	1,347,274	495,701	601,372	442,995	412,921

Net assets end of period	$ 1,290,960	$ 551,331	$ 648,766	$ 569,323	$ 496,110

Undistributed (excess of distributions over)
net investment income	$ (3)	$ 15,366	$ 2,818	$ (335)	$ 15,583
¹Share transactions
Shares sold
Class A	713,884	9,843	9,519	7,212	16,619
Class B	4,031	154	225	198	11
Shares issued in connection with acquisition
Class A	-	-	-	-	-
Class B	-	-	-	-	-
Reinvestment of distributions
Class A	2,054	-	-	-	-
Class B	14	-	-	-	-
Shares redeemed
Class A	(772,935)	(6,670)	(12,776)	(4,697)	(11,101)
Class B	(3,362)	(97)	(104)	(98)	(7)
Net increase (decrease)
Class A	(56,997)	3,173	(3,257)	2,515	5,518

Class B	683	57	121	100	4

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 55,371	$ 188,227	$ 214,171	$ 130,190	$ 78,807
Proceeds from sales of securities	-	143,835	231,408	88,931	40,114

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

					JNL/Capital		JNL/Capital	JNL/Capital
	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian		Guardian	Guardian
	International	Large Cap	Global Real	Small Cap	Global Balanced		Global Diversified	International Small
Operations	Growth Fund	Growth Fund	Estate Fund	Growth Fund	Fund		Research Fund	Cap Fund
Net investment income (loss)	$ 8,027	$ 1,333	$ 5,211	$ (169)	$ 5,109		$ 4,378	$ 1,158
Net realized gain (loss)	(58,261)	(42,491)	(99,753)	(3,664)	(26,475)		(38,690)	(13,302)
Net change in unrealized appreciation (depreciation)	(137,221)	(171,446)	7,586	(22,846)	(52,765)		(80,501)	(33,658)
Net increase (decrease) in net assets
from operations	(187,455)	(212,604)	(86,956)	(26,679)	(74,131)		(114,813)	(45,802)

Distributions to shareholders
From net investment income
Class A	(1,550)	(670)	(3,995)	-	(2,469)		-	(89)
Class B	(58)	(2)	(9)	-	(3)		-	-
From net realized gains
Class A	(64,126)	(22,240)	(31,279)	(5,984)	(22,586)		-	-
Class B	(2,390)	(25)	(64)	(15)	(23)		-	-
Total distributions to shareholders	(68,124)	(22,937)	(35,347)	(5,999)	(25,081)		-	(89)

Share transactions¹
Proceeds from the sale of shares
Class A	140,459	237,544	162,403	29,236	163,097		180,647	46,888
Class B	3,889	375	195	117	203		243	75
Proceeds in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	65,676	22,910	35,274	5,984	25,055		-	89
Class B	2,448	27	73	15	26		-	-
Cost of shares redeemed
Class A	(185,268)	(199,447)	(114,832)	(36,251)	(103,296)		(135,288)	(29,480)
Class B	(3,599)	(177)	(117)	(68)	(227)		(114)	(17)
Net increase (decrease) in net assets from
share transactions	23,605	61,232	82,996	(967)	84,858		45,488	17,555

Net increase (decrease) in net assets	(231,974)	(174,309)	(39,307)	(33,645)	(14,354)		(69,325)	(28,336)

Net assets beginning of year	491,289	525,539	184,819	74,062	198,115		232,593	73,171

Net assets end of year	$ 259,315	$ 351,230	$ 145,512	$ 40,417	$ 183,761		$ 163,268	$ 44,835

Undistributed (excess of distributions over)
net investment income	$ 5,278	$ 1,463	$ 4,437	$ 9	$ 4,929		$ 4,280	$ 984

¹Share transactions
Shares sold
Class A	11,072	19,076	14,048	2,435	15,041		8,148	6,506
Class B	281	30	18	10	18		10	9
Shares issued in connection with acquisition
Class A	-	-	-	-	-		-	-
Class B	-	-	-	-	-		-	-
Reinvestment of distributions
Class A	9,423	2,760	6,757	861	3,549		-	21
Class B	343	3	14	2	3		-	-
Shares redeemed
Class A	(14,381)	(16,541)	(10,556)	(2,915)	(10,159)		(6,226)	(4,062)
Class B	(287)	(16)	(11)	(5)	(20)		(5)	(2)
Net increase (decrease)
Class A	6,114	5,295	10,249	381	8,431		1,922	2,465

Class B	337	17	21	7	1		5	7

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 182,933	$ 279,584	$ 267,469	$ 22,424	$ 216,142	(a)	$ 255,811	$ 52,725
Proceeds from sales of securities	218,885	245,974	212,489	27,952	143,865	(a)	200,880	29,788

(a) Amounts include $24,486 and $15,702 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/Capital	JNL/Credit				JNL/Franklin	JNL/Franklin
	Guardian	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle	Templeton	Templeton
	U.S. Growth	Natural Resources	Suisse Long/	Core Equity	SmallCap	Founding	Global Growth
Operations	Equity Fund	Fund	Short Fund	Fund	Equity Fund	Strategy Fund	Fund
Net investment income (loss)	$ 673	$ 6,054	$ 569	$ 842	$ (521)	$ (157)	$ 6,270
Net realized gain (loss)	(26,369)	(26,746)	(18,626)	(10,340)	(30,589)	(32,948)	(23,160)
Net change in unrealized appreciation (depreciation)	(100,977)	(205,672)	(4,281)	(19,326)	(69,065)	(291,733)	(128,297)
Net increase (decrease) in net assets
from operations	(126,673)	(226,364)	(22,338)	(28,824)	(100,175)	(324,838)	(145,187)

Distributions to shareholders
From net investment income
Class A	(7)	(226)	-	(1,611)	-	(10,305)	(50)
Class B	-	(1)	-	(6)	-	-	-
From net realized gains
Class A	-	(12,906)	(3,574)	(16,524)	(10,749)	(391)	(23)
Class B	-	(16)	(8)	(52)	(11)	-	-
Total distributions to shareholders	(7)	(13,149)	(3,582)	(18,193)	(10,760)	(10,696)	(73)

Share transactions¹
Proceeds from the sale of shares
Class A	223,683	424,107	54,303	16,748	137,281	404,745	186,917
Class B	95	762	40	20	209	-	186
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	7	13,132	3,574	18,135	10,749	10,696	73
Class B	-	17	8	58	11	-	-
Cost of shares redeemed
Class A	(128,001)	(371,688)	(58,770)	(26,454)	(104,802)	(299,501)	(124,331)
Class B	(45)	(577)	(12)	(16)	(152)	-	(162)
Net increase (decrease) in net assets from
share transactions	95,739	65,753	(857)	8,491	43,296	115,940	62,683

Net increase (decrease) in net assets	(30,941)	(173,760)	(26,777)	(38,526)	(67,639)	(219,594)	(82,577)

Net assets beginning of year	226,922	388,681	68,749	81,308	231,930	800,395	318,753

Net assets end of year	$ 195,981	$ 214,921	$ 41,972	$ 42,782	$ 164,291	$ 580,801	$ 236,176

Undistributed (excess of distributions over)
net investment income	$ 672	$ 3,948	$ 569	$ 842	$ (2)	$ 444	$ 5,413

¹Share transactions
Shares sold
Class A	10,987	35,695	6,806	1,475	7,717	46,575	23,484
Class B	4	69	5	2	12	-	24
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	2,211	624	3,739	926	1,786	13
Class B	-	3	1	11	1	-	-
Shares redeemed
Class A	(6,566)	(31,835)	(6,900)	(2,191)	(6,047)	(35,859)	(15,562)
Class B	(2)	(51)	(1)	(1)	(8)	-	(19)
Net increase (decrease)
Class A	4,421	6,071	530	3,023	2,596	12,502	7,935

Class B	2	21	5	12	5	-	5

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 194,452	$ 316,052	$ 269,162	$ 33,187	$ 175,982	$ 208,115	$ 78,719
Proceeds from sales of securities	108,151	249,570	271,675	39,495	137,248	102,354	30,376

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

		JNL/Franklin		JNL/Goldman		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Templeton	JNL/Franklin	Sachs Core		Sachs Emerging	JNL/Goldman	Sachs Short
	Templeton	Mutual Shares	Templeton Small	Plus Bond		Markets Debt	Sachs Mid Cap	Duration
Operations	Income Fund	Fund	Cap Value Fund	Fund		Fund (a)	Value Fund	Bond Fund
Net investment income (loss)	$ 38,792	$ 5,296	$ 1,073	$ 30,419		$ 231	$ 1,399	$ 12,909
Net realized gain (loss)	(50,029)	(32,753)	(3,023)	3,271		(1,517)	(32,622)	2,750
Net change in unrealized appreciation (depreciation)	(183,422)	(121,893)	(38,406)	(69,706)		640	(48,108)	(36,271)
Net increase (decrease) in net assets
from operations	(194,659)	(149,350)	(40,356)	(36,016)		(646)	(79,331)	(20,612)

Distributions to shareholders
From net investment income
Class A	(469)	-	(1,069)	(23,740)		-	(1,788)	(13,384)
Class B	-	-	(2)	(9)		-	(4)	(2)
From net realized gains
Class A	-	(889)	(9,377)	(9,323)		-	(23,871)	(1,296)
Class B	-	(1)	(16)	(3)		-	(41)	-
Total distributions to shareholders	(469)	(890)	(10,464)	(33,075)		-	(25,704)	(14,682)
Share transactions¹
Proceeds from the sale of shares
Class A	352,567	196,069	72,025	337,478		30,418	135,693	389,083
Class B	247	131	127	141		100	229	183
Proceeds in connection with acquisition	-
Class A	-	-	-	-			-	-
Class B	-	-	-	-			-	-
Reinvestment of distributions
Class A	469	889	10,446	33,063		-	25,659	14,680
Class B	-	1	18	12		-	45	2
Cost of shares redeemed
Class A	(275,425)	(135,400)	(45,622)	(350,721)		(802)	(91,410)	(384,308)
Class B	(98)	(84)	(48)	(104)		-	(75)	(242)
Net increase (decrease) in net assets from
share transactions	77,760	61,606	36,946	19,869		29,716	70,141	19,398

Net increase (decrease) in net assets	(117,368)	(88,634)	(13,874)	(49,222)		29,070	(34,894)	(15,896)

Net assets beginning of year	549,829	344,745	100,412	614,204		-	169,598	311,355

Net assets end of year	$ 432,461	$ 256,111	$ 86,538	$ 564,982		$ 29,070	$ 134,704	$ 295,459

Undistributed (excess of distributions over)
net investment income	$ 38,603	$ 11,596	$ 1,069	$ 31,413		$ (999)	$ 1,437	$ 13,166

¹Share transactions
Shares sold
Class A	36,687	23,339	7,218	28,602		3,082	12,007	37,701
Class B	26	16	12	12		10	21	17
Shares issued in connection with acquisition
Class A	-	-	-	-		-	-	-
Class B	-	-	-	-		-	-	-
Reinvestment of distributions
Class A	69	149	1,732	3,155		-	4,206	1,592
Class B	-	-	3	1		-	8	-
Shares redeemed
Class A	(30,490)	(16,609)	(4,599)	(30,140)		(86)	(8,757)	(37,411)
Class B	(11)	(10)	(5)	(9)		-	(7)	(23)
Net increase (decrease)
Class A	6,266	6,879	4,351	1,617		2,996	7,456	1,882
Class B	15	6	10	4		10	22	(6)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 401,210	$ 199,846	$ 34,626	$ 2,932,186	(b)	$ 16,965	$ 207,646	$ 397,940	(c).
Proceeds from sales of securities	291,517	139,805	12,617	2,859,872	(b)	3,659	160,654	380,030	(c).

(a) Period from October 6, 2008 (commencement of operations)
(b) Amounts include $1,602,828 and $1,537,025 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $210,397 and $164,320 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

			JNL/JPMorgan
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	International	Midcap	& Quality		Emerging	Mid Cap	Global Basics	Global Leaders
Operations	Value Fund	Growth Fund	Bond Fund		Markets Fund	Equity Fund	Fund (a)	Fund (a)
Net investment income (loss)	$ 18,388	$ (416)	$ 17,254		$ 11,204	$ 2,864	$ -	$ 8
Net realized gain (loss)	(132,765)	(28,850)	491		(35,699)	(66,427)	(134)	(423)
Net change in unrealized appreciation (depreciation)	(185,531)	(47,211)	10,639		(177,464)	(22,233)	(651)	(360)
Net increase (decrease) in net assets
from operations	(299,908)	(76,477)	28,384		(201,959)	(85,796)	(785)	(775)

Distributions to shareholders
From net investment income
Class A	(10,646)	-	(11,658)		(2,181)	(2,278)	-	(4)
Class B	(15)	-	(18)		(3)	(44)	-	-
From net realized gains
Class A	(82,166)	-	-		(34,972)	(878)	-	-
Class B	(105)	-	-		(40)	(15)	-	-
Total distributions to shareholders	(92,932)	-	(11,676)		(37,196)	(3,215)	-	(4)

Share transactions¹
Proceeds from the sale of shares
Class A	235,719	44,553	728,264		294,894	63,385	5,523	5,671
Class B	443	71	814		330	1,443	100	100
Proceeds in connection with acquisition
Class A	-	-	-		-	-
Class B	-	-	-		-	-
Reinvestment of distributions
Class A	92,812	-	11,658		37,153	3,156	-	4
Class B	120	-	18		43	59	-	-
Cost of shares redeemed
Class A	(316,802)	(60,465)	(341,413)		(293,409)	(97,204)	(51)	(411)
Class B	(159)	(28)	(103)		(225)	(1,648)	-	-
Net increase (decrease) in net assets from
share transactions	12,133	(15,869)	399,238		38,786	(30,809)	5,572	5,364

Net increase (decrease) in net assets	(380,707)	(92,346)	415,946		(200,369)	(119,820)	4,787	4,585

Net assets beginning of year	727,544	184,462	265,800		412,213	247,112	-	-

Net assets end of year	$ 346,837	$ 92,116	$ 681,746		$ 211,844	$ 127,292	$ 4,787	$ 4,585

Undistributed (excess of distributions over)
net investment income	$ 19,228	$ (3)	$ 17,145		$ 9,177	$ 980	$ (1)	$ 4

¹Share transactions
Shares sold
Class A	21,166	2,671	60,530		25,464	6,472	566	589
Class B	39	4	66		28	151	10	10
Shares issued in connection with acquisition
Class A	-	-	-		-	-	-	-
Class B	-	-	-		-	-	-	-
Reinvestment of distributions
Class A	16,875	-	964		6,428	469	-	-
Class B	22	-	2		7	8	-	-
Shares redeemed
Class A	(28,136)	(3,605)	(28,557)		(24,370)	(9,801)	(8)	(50)
Class B	(14)	(2)	(8)		(19)	(171)	-	-
Net increase (decrease)
Class A	9,905	(934)	32,937		7,522	(2,860)	558	539

Class B	47	2	60		16	(12)	10	10

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 483,819	$ 145,921	$ 363,340	(b)	$ 231,028	$ 155,701	$ 5,628	$ 6,447
Proceeds from sales of securities	548,717	159,079	51,738	(b)	214,482	180,884	320	1,058

(a) Period from October 6, 2008 (commencement of operations)
(b) Amounts include $313,495 and $36,765 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

			JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	JNL/Mellon	JNL/Mellon	Capital	Capital	Capital	Capital	Capital
	Capital	Capital	Management	Management	Management	Management	Management
	Management	Management	European 30	Pacific Rim 30	S&P 500	S&P 400 MidCap	Small Cap
Operations	10 X 10 Fund	Index 5 Fund	Fund (a)	Fund (a)	Index Fund	Index Fund	Index Fund
Net investment income (loss)	$ 2,854	$ 1,596	$ 9	$ 5	$ 10,230	$ 5,086	$ 2,934
Net realized gain (loss)	7,337	545	-	(15)	(11,054)	10,982	14,076
Net change in unrealized appreciation (depreciation)	(52,162)	(19,500)	(264)	(72)	(256,679)	(183,919)	(143,751)
Net increase (decrease) in net assets
from operations	(41,971)	(17,359)	(255)	(82)	(257,503)	(167,851)	(126,741)

Distributions to shareholders
From net investment income
Class A	(1,083)	(619)	(9)	-	(9,697)	(4,084)	(4,041)
Class B	-	-	-	-	(216)	(45)	(46)
From net realized gains
Class A	(883)	(822)	-	-	-	(27,416)	(17,433)
Class B	-	-	-	-	-	(253)	(168)
Total distributions to shareholders	(1,966)	(1,441)	(9)	-	(9,913)	(31,798)	(21,688)
Share transactions¹
Proceeds from the sale of shares
Class A	122,639	66,518	2,307	3,394	286,855	162,660	132,316
Class B	-	-	100	102	6,946	2,329	1,647
Proceeds in connection with acquisition
Class A	-	-			-	-	-
Class B	-	-			-	-	-
Reinvestment of distributions
Class A	1,966	1,441	9	-	9,697	31,500	21,474
Class B	-	-	-	-	216	298	214
Cost of shares redeemed
Class A	(37,981)	(18,672)	(11)	(17)	(233,323)	(176,572)	(126,424)
Class B	-	-	-	-	(4,016)	(1,638)	(952)
Net increase (decrease) in net assets from
share transactions	86,624	49,287	2,405	3,479	66,375	18,577	28,275

Net increase (decrease) in net assets	42,687	30,487	2,141	3,397	(201,041)	(181,072)	(120,154)

Net assets beginning of year	57,683	29,922	-	-	667,083	468,111	363,897

Net assets end of year	$ 100,370	$ 60,409	$ 2,141	$ 3,397	$ 466,042	$ 287,039	$ 243,743

Undistributed (excess of distributions over)
net investment income	$ 6,552	$ 1,699	$ 1	$ -	$ 853	$ 4,207	$ 3,322
¹Share transactions
Shares sold
Class A	14,690	7,932	239	346	29,020	13,265	11,722
Class B	-	-	10	10	692	181	141
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	332	223	1	-	1,286	3,923	2,774
Class B	-	-	-	-	28	37	27
Shares redeemed
Class A	(4,620)	(2,296)	(1)	(2)	(22,757)	(13,800)	(10,899)
Class B	-	-	-	-	(416)	(134)	(85)
Net increase (decrease)
Class A	10,402	5,859	239	344	7,549	3,388	3,597
Class B	-	-	10	10	304	84	83

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 116,086	$ 62,126	$ 2,392	$ 3,475	$ 90,725	$ 112,060	$ 100,496
Proceeds from sales of securities	18,374	10,552	3	15	37,003	116,803	87,901

(a) Period from October 6, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon
	Capital	Capital		JNL/
	Management	Management		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO
	International	Bond Index		Global	Asia ex-Japan	China-India	Real Return		Total Return
Operations	Index Fund	Fund		Growth Fund	Fund	Fund	Fund		Bond Fund
Net investment income (loss)	$ 17,240	$ 17,344		$ 4,628	$ 213	$ 106	$ 28,987		$ 56,737
Net realized gain (loss)	(123)	837		10,744	(5,905)	(9,996)	(67,217)		69,840
Net change in unrealized appreciation (depreciation)	(294,511)	(5,792)		(145,361)	(4,646)	(8,817)	(30,473)		(131,682)
Net increase (decrease) in net assets
from operations	(277,394)	12,389		(129,989)	(10,338)	(18,707)	(68,703)		(5,105)

Distributions to shareholders
From net investment income
Class A	(10,825)	(17,168)		(3,398)	(144)	-	(13,046)		(58,032)
Class B	(200)	(71)		(8)	(1)	-	(6)		(425)
From net realized gains
Class A	(11,253)	-		(31,514)	-	-	(32,424)		(51,695)
Class B	(189)	-		(58)	-	-	(13)		(362)
Total distributions to shareholders	(22,467)	(17,239)		(34,978)	(145)	-	(45,489)		(110,514)
Share transactions¹
Proceeds from the sale of shares
Class A	252,302	253,223		85,028	23,771	86,510	1,209,517		1,015,376
Class B	4,354	1,327		242	12	42	831		4,906
Proceeds in connection with acquisition
Class A	-	-		-	-	-	-		-
Class B	-	-		-	-	-	-		-
Reinvestment of distributions
Class A	22,078	17,168		34,912	144	-	45,470		109,727
Class B	389	71		66	1	-	19		787
Cost of shares redeemed
Class A	(255,954)	(236,007)		(152,092)	(17,506)	(46,775)	(874,327)		(722,351)
Class B	(3,716)	(686)		(96)	-	(3)	(549)		(3,151)
Net increase (decrease) in net assets from
share transactions	19,453	35,096		(31,940)	6,422	39,774	380,961		405,294

Net increase (decrease) in net assets	(280,408)	30,246		(196,907)	(4,061)	21,067	266,769		289,675

Net assets beginning of year	656,032	350,589		373,331	11,845	4,988	397,519		1,045,956

Net assets end of year	$ 375,624	$ 380,835		$ 176,424	$ 7,784	$ 26,055	$ 664,288		$ 1,335,631

Undistributed (excess of distributions over)
net investment income	$ 4,692	$ 9,564		$ 3,418	$ 5	$ (45)	$ 26,657		$ 11,511

Shares sold
Class A	18,127	22,480		6,896	3,207	13,295	105,603		83,388
Class B	278	115		20	2	6	72		385
Shares issued in connection with acquisition
Class A	-	-		-	-	-	-		-
Class B	-	-		-	-	-	-		-
Reinvestment of distributions
Class A	2,334	1,559		5,258	30	-	4,616		10,057
Class B	40	6		10	-	-	2		68
Shares redeemed
Class A	(17,982)	(21,094)		(11,922)	(2,827)	(7,649)	(80,345)		(59,872)
Class B	(256)	(59)		(8)	-	-	(51)		(250)
Net increase (decrease)
Class A	2,479	2,945		232	410	5,646	29,874		33,573
Class B	62	62		22	2	6	23		203

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 88,872	$ 213,530	(a)	$ 58,071	$ 22,550	$ 71,959	$ 26,970,630	(b)	$ 10,815,098	(c)
Proceeds from sales of securities	77,565	185,984	(a)	115,833	16,098	34,515	26,268,513	(b)	9,914,863	(c)

(a) Amounts include $184,884 and $150,735 of purchases and sales, respectively, of U.S. Government Securities.
(b) Amounts include $16,643,122 and $15,358,073 of purchases and sales, respectively, of U.S. Government Securities.
(c) Amounts include $2,703,794 and $2,582,572 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

		JNL/PPM	JNL/PPM	JNL/PPM				JNL/S&P
	JNL/PPM	America	America	America	JNL/PPM	JNL/Red Rocks		Managed
	America Core	High Yield	Mid Cap	Small Cap	America Value	Listed Private		Conservative
Operations	Equity Fund	Bond Fund	Value Fund (a)	Value Fund (a)	Equity Fund	Equity Fund (b)		Fund
Net investment income (loss)	$ 2,449	$ 21,399	$ 71	$ 62	$ 4,089	$ 55	(b)	$ 11,346
Net realized gain (loss)	(32,774)	(31,005)	(4,540)	(2,195)	(104,868)	(731)		8,594
Net change in unrealized appreciation (depreciation)	(37,647)	(71,532)	(1,472)	(2,280)	(12,533)	(2,957)		(78,154)
Net increase (decrease) in net assets
from operations	(67,972)	(81,138)	(5,941)	(4,413)	(113,312)	(3,633)		(58,214)

Distributions to shareholders
From net investment income
Class A	(262)	(21,206)	(68)	(56)	(3,353)	(71)		(16,203)
Class B	-	(356)	-	-	(3)	-		-
From net realized gains
Class A	-	-	-	(1)	(17,111)	-		(6,118)
Class B	-	-	-	-	(14)	-		-
From return of capital
Class A	-	-	-	-	-	(6)		-
Class B	-	-	-	-	-	-		-
Total distributions to shareholders	(262)	(21,562)	(68)	(57)	(20,481)	(77)		(22,321)
Share transactions¹
Proceeds from the sale of shares
Class A	116,502	179,547	25,796	17,109	163,995	19,718		427,225
Class B	13	1,442	174	154	20	127		-
Proceeds in connection with acquisition
Class A	-	-	-	-	-			-
Class B	-	-	-	-	-			-
Reinvestment of distributions
Class A	262	21,206	68	57	20,464	77		22,321
Class B	-	356	-		17	-		-
Cost of shares redeemed
Class A	(78,407)	(214,980)	(14,891)	(4,387)	(182,630)	(864)		(226,340)
Class B	(7)	(862)	(69)	(20)	(13)	(17)		-

Net increase in net assets from share

transactions	38,363	(13,291)	11,078	12,913	1,853	19,041		223,206

Net increase in net assets	(29,871)	(115,991)	5,069	8,443	(131,940)	15,331		142,671
Net assets beginning of year	130,102	307,281	-	-	219,786	-		264,755

Net assets end of year	$ 100,231	$ 191,290	$ 5,069	$ 8,443	$ 87,846	$ 15,331		$ 407,426

Undistributed (excess of distributions over)
net investment income	$ 2,450	$ 2,964	$ 3	$ 6	$ 4,088	$ (21)		$ 3,816

¹Share transactions
Shares sold
Class A	6,528	29,187	2,675	1,856	10,630	2,720		39,066
Class B	-	218	18	16	2	13		-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-		-
Class B	-	-	-	-	-	-		-
Reinvestment of distributions
Class A	22	5,210	12	9	2,874	13		2,393
Class B	-	80	-	-	2	-		-
Shares redeemed
Class A	(4,703)	(33,019)	(1,795)	(532)	(13,382)	(149)		(20,937)
Class B	-	(122)	(8)	(2)	(1)	(2)		-
Net increase
Class A	1,847	1,378	892	1,333	122	2,584		20,522
Class B	-	176	10	14	3	11		-
Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 101,182	$ 173,871	$ 24,683	$ 18,372	$ 177,319	$ 18,720		$ 342,237
Proceeds from sales of securities	60,134	193,494	13,631	5,500	191,451	657		116,028

(a) Period from March 31, 2008 (commencement of operations)
(b) Period from October 6, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/S&P	JNL/S&P		JNL/S&P
	Managed	Managed	JNL/S&P	Managed	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Moderate	Managed	Aggressive	Retirement	Retirement	Retirement
Operations	Fund	Growth Fund	Growth Fund	Growth Fund	Income Fund	2015 Fund	2020 Fund
Net investment income (loss)	$ 13,906	$ 17,971	$ 9,032	$ 2,885	$ 1,147	$ 366	$ 130
Net realized gain (loss)	15,885	61,838	76,784	48,276	1,016	(1,251)	98
Net change in unrealized appreciation (depreciation)	(169,770)	(468,487)	(551,524)	(322,737)	(10,483)	(9,828)	(4,786)
Net increase (decrease) in net assets
from operations	(139,979)	(388,678)	(465,708)	(271,576)	(8,320)	(10,713)	(4,558)

Distributions to shareholders
From net investment income
Class A	(23,549)	(28,008)	(6,051)	(2,182)	(756)	(315)	(147)
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	(13,815)	(52,871)	(84,076)	(28,127)	(775)	(688)	(454)
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	(37,364)	(80,879)	(90,127)	(30,309)	(1,531)	(1,003)	(601)
Share transactions¹
Proceeds from the sale of shares
Class A	419,106	391,097	335,629	205,851	47,552	51,074	9,575
Class B	-	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	37,364	80,879	90,127	30,309	1,531	1,003	601
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(242,982)	(407,737)	(449,193)	(221,842)	(23,332)	(30,672)	(3,252)
Class B	-	-	-	-	-	-	-
Net increase in net assets from share
transactions	213,488	64,239	(23,437)	14,318	25,751	21,405	6,924

Net increase in net assets	36,145	(405,318)	(579,272)	(287,567)	15,900	9,689	1,765

Net assets beginning of year	521,470	1,403,279	1,388,072	702,285	32,868	17,394	9,564

Net assets end of year	$ 557,615	$ 997,961	$ 808,800	$ 414,718	$ 48,768	$ 27,083	$ 11,329

Undistributed (excess of distributions over)
net investment income	$ 4,108	$ 10,764	$ 23,389	$ 11,196	$ 2,061	$ 981	$ 376
¹Share transactions
Shares sold
Class A	37,456	33,309	28,052	16,074	4,589	4,687	955
Class B	-	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	4,179	9,254	11,452	3,652	175	130	82
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(22,174)	(35,267)	(37,957)	(17,482)	(2,240)	(2,890)	(341)
Class B	-	-	-	-	-	-	-
Net increase
Class A	19,461	7,296	1,547	2,244	2,524	1,927	696
Class B	-	-	-	-	-	-	-

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 383,355	$ 410,759	$ 365,833	$ 269,288	$ 45,511	$ 63,632	$ 12,426
Proceeds from sales of securities	165,278	346,372	404,719	243,493	17,737	40,988	5,068

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

		JNL/S&P	JNL/S&P
	JNL/S&P	Disciplined	Disciplined	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Retirement	Moderate	Moderate	Disciplined	Competitive	Dividend Income	Intrinsic
Operations	2025 Fund	Fund	Growth Fund	Growth Fund	Advantage Fund	& Growth Fund	Value Fund
Net investment income (loss)	$ 61	$ 1,412	$ 1,487	$ 531	$ 1,368	$ 2,776	$ 1,457
Net realized gain (loss)	(81)	1,046	2,035	(141)	(23,610)	(13,052)	(34,011)
Net change in unrealized appreciation (depreciation)	(2,910)	(18,161)	(29,539)	(11,189)	(8,858)	(6,995)	(4,031)
Net increase (decrease) in net assets
from operations	(2,930)	(15,703)	(26,017)	(10,799)	(31,100)	(17,271)	(36,585)

Distributions to shareholders
From net investment income
Class A	(84)	(633)	(803)	(364)	(1,309)	(2,627)	(1,331)
Class B	-	-	-	-	-	(4)	-
From net realized gains
Class A	(284)	(295)	(504)	(222)	-	(52)	(861)
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	(368)	(928)	(1,307)	(586)	(1,309)	(2,683)	(2,192)
Share transactions¹
Proceeds from the sale of shares
Class A	6,647	61,261	81,220	32,351	168,508	147,355	169,738
Class B	-	-	-	-	212	45	553
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	368	928	1,307	586	1,309	2,679	2,192
Class B	-	-	-	-		4	-
Cost of shares redeemed
Class A	(2,391)	(22,084)	(21,210)	(11,944)	(62,325)	(35,980)	(54,884)
Class B	-	-	-	-	(275)	(1)	(504)
Net increase in net assets from share
transactions	4,624	40,105	61,317	20,993	107,429	114,102	117,095

Net increase in net assets	1,326	23,474	33,993	9,608	75,020	94,148	78,318

Net assets beginning of year	5,511	34,588	40,459	16,525	15,393	7,301	18,360

Net assets end of year	$ 6,837	$ 58,062	$ 74,452	$ 26,133	$ 90,413	$ 101,449	$ 96,678

Undistributed (excess of distributions over)
net investment income	$ 205	$ 2,845	$ 3,991	$ 1,711	$ 60	$ 145	$ 127
¹Share transactions
Shares sold
Class A	668	6,538	9,412	3,926	18,745	17,976	20,233
Class B	-	-	-	-	23	7	60
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	52	124	200	97	188	383	354
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(246)	(2,374)	(2,475)	(1,432)	(7,365)	(4,698)	(6,857)
Class B	-	-	-	-	(31)	-	(65)
Net increase
Class A	474	4,288	7,137	2,591	11,568	13,661	13,730
Class B	-	-	-	-	(8)	7	(5)

Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 8,203	$ 56,047	$ 82,904	$ 33,417	$ 182,741	$ 153,135	$ 199,016
Proceeds from sales of securities	3,322	12,971	16,706	10,226	72,417	39,103	74,613

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

							JNL/T. Rowe	JNL/T. Rowe
	JNL/S&P		JNL/Select		JNL/Select		Price	Price	JNL/T. Rowe
	Total	JNL/S&P 4	Balanced		Money	JNL/Select	Established	Mid-Cap	Price
Operations	Yield Fund	Fund	Fund		Market Fund	Value Fund	Growth Fund	Growth Fund	Value Fund
Net investment income (loss)	$ 1,630	$ 4,545	$ 15,743		$ 21,222	$ 10,351	$ 2,691	$ (825)	$ 9,658
Net realized gain (loss)	(38,869)	(7,757)	(24,187)		-	(42,775)	(102,897)	(3,434)	(34,656)
Net change in unrealized appreciation (depreciation)	(232)	(74,452)	(113,591)		-	(187,374)	(357,888)	(300,582)	(257,233)
Net increase (decrease) in net assets
from operations	(37,471)	(77,664)	(122,035)		21,222	(219,798)	(458,094)	(304,841)	(282,231)

Distributions to shareholders
From net investment income
Class A	(1,586)	(12)	(12,853)		(21,073)	(234)	(708)	-	(11,200)
Class B	(1)	-	(20)		(149)	(5)	(34)	-	(12)
From net realized gains
Class A	(25)	-	(21,439)		-	(10,221)	(6,220)	(42,076)	(67,068)
Class B	-	-	(30)		-	(228)	(211)	(1,760)	(61)
Total distributions to shareholders	(1,612)	(12)	(34,342)		(21,222)	(10,688)	(7,173)	(43,836)	(78,341)

Share transactions¹
Proceeds from the sale of shares
Class A	181,498	410,055	262,745		2,113,552	374,650	261,503	267,239	202,486
Class B	23	-	259		9,457	4,053	4,719	5,481	260
Proceeds in connection with acquisition
Class A	-	-	-		-	-	-	-	-
Class B	-	-	-		-	-	-	-	-
Reinvestment of distributions
Class A	1,611	12	34,292		21,073	10,455	6,928	42,076	78,268
Class B	1	-	50		149	233	245	1,760	73
Cost of shares redeemed
Class A	(50,267)	(89,402)	(212,274)		(1,445,776)	(214,009)	(280,805)	(247,108)	(215,448)
Class B	(1)	-	(104)		(7,002)	(2,899)	(4,141)	(4,898)	(255)
Net increase (decrease) in net assets from
share transactions	132,865	320,665	84,968		691,453	172,483	(11,551)	64,550	65,384

Net increase (decrease) in net assets	93,782	242,989	(71,409)		691,453	(58,003)	(476,818)	(284,127)	(295,188)

Net assets beginning of year	9,907	22,194	527,176		655,821	553,704	1,078,190	727,122	708,109

Net assets end of year	$ 103,689	$ 265,183	$ 455,767		$ 1,347,274	$ 495,701	$ 601,372	$ 442,995	$ 412,921

Undistributed (excess of distributions over)
net investment income	$ 44	$ 5,191	$ 15,793		$ (3)	$ 10,348	$ 1,969	$ (10)	$ 9,641

¹Share transactions
Shares sold
Class A	21,034	47,732	16,315		2,113,552	22,868	14,333	10,479	16,943
Class B	4	-	16		9,457	241	246	212	20
Shares issued in connection with acquisition
Class A	-	-	-		-	-	-	-	-
Class B	-	-	-		-	-	-	-	-
Reinvestment of distributions
Class A	252	2	2,795		21,073	835	546	2,621	11,682
Class B	-	-	4		149	18	19	108	10
Shares redeemed
Class A	(5,984)	(10,943)	(13,580)		(1,445,776)	(13,084)	(15,500)	(9,825)	(17,798)
Class B	-	-	(6)		(7,002)	(184)	(232)	(202)	(19)
Net increase (decrease)
Class A	15,302	36,791	5,530		688,849	10,619	(621)	3,275	10,827
Class B	4	-	14		2,604	75	33	118	11
Purchase and sales of investment securities
(excluding short-term securities):
Purchase of securities	$ 210,837	$ 352,806	$ 321,988	(a)	$ 34,377	$ 448,277	$ 459,880	$ 248,726	$ 179,903
Proceeds from sales of securities	78,039	26,950	297,659	(a)	50,243	276,685	464,523	218,647	171,452

(a) Amounts include $55,803 and $ 104,759 of purchases and sales, respectively, of U.S. Government Securities.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

															Assuming No Expense Reimburse-
															ment or Fees Paid Indirectly
		Increase (Decrease) from					Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL Alt Institutional Alt 20 Fund (h)

Class A
04/06(a)-06/30/2009	$ 10.00	$ (0.01)	$ 1.03	$ 1.02	$ -		$ -	$ 11.02	10.20%		$ 28,789	3%	0.21%	(0.21)%	n/a	n/a

JNL Alt Institutional Alt 35 Fund (h)

Class A
04/06(a)-06/30/2009	10.00	(0.01)	1.26	1.25	-		-	11.25	12.50		49,869	0	0.20	(0.20)	n/a	n/a

JNL Alt Institutional Alt 50 Fund (h)

Class A
04/06(a)-06/30/2009	10.00	(0.01)	1.44	1.43	-		-	11.43	14.30		50,270	0	0.20	(0.20)	n/a	n/a

JNL Alt Institutional Alt 65 Fund (h)

Class A
04/06(a)-06/30/2009	10.00	(0.01)	1.63	1.62	-		-	11.62	16.20		29,013	0	0.21	(0.21)	n/a	n/a

JNL/AIM International Growth Fund

Class A
06/30/2009	6.88	0.10	0.72	0.82	-		-	7.70	11.92	(t)	279,782	23	1.05	2.92	n/a	n/a
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)		(2.39)	6.88	(40.94)		249,897	53	1.03	2.10	n/a	n/a
12/31/2007	14.55	0.30	1.10	1.40	(0.21)		-	15.74	9.70		475,302	105	1.03	1.90	n/a	n/a
12/31/2006	12.03	0.18	2.55	2.73	(0.21)		-	14.55	22.67		259,811	12	1.06	1.35	n/a	n/a
12/31/2005	11.04	0.14	1.04	1.18	(0.19)		-	12.03	10.69		201,554	71	1.08	1.25	n/a	n/a
12/31/2004	9.61	0.10	1.47	1.57	(0.14)		-	11.04	16.34		94,998	75	1.17	0.96	1.19	0.94

Class B
06/30/2009	7.04	-	1.00	1.00	-		-	8.04	14.20	(t)	241	23	0.85	(0.11)	n/a	n/a
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)		(2.39)	7.04	(40.85)		9,418	53	0.83	2.27	n/a	n/a
12/31/2007	14.82	0.33	1.14	1.47	(0.30)		-	15.99	9.96		15,987	105	0.83	2.08	n/a	n/a
12/31/2006	12.08	0.13	2.64	2.77	(0.03)		-	14.82	22.97		14,618	12	0.85	0.88	n/a	n/a
12/31/2005	11.06	0.16	1.05	1.21	(0.19)		-	12.08	10.94		134	71	0.87	1.46	n/a	n/a
03/05(a)-12/31/2004	10.11	0.09	0.99	1.08	(0.13)		-	11.06	10.72		1	75	0.92	1.30	0.94	1.28

JNL/AIM Large Cap Growth Fund

Class A
06/30/2009	8.67	0.02	0.34	0.36	-		-	9.03	4.15		439,432	32	0.98	0.53	n/a	n/a
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)		(0.59)	8.67	(37.66)		350,826	56	0.97	0.29	n/a	n/a
12/31/2007	13.49	0.02	2.09	2.11	(0.01)		(0.66)	14.93	15.75		525,103	71	0.99	0.17	n/a	n/a
12/31/2006	12.51	0.02	0.96	0.98	0.00	(f)	-	13.49	7.86		396,703	90	1.00	0.12	n/a	n/a
12/31/2005	11.67	0.00	0.84	0.84	-		-	12.51	7.23		361,417	101	1.01	0.03	n/a	n/a
12/31/2004	10.61	0.01	1.05	1.06	-		-	11.67	9.99		191,003	96	1.07	0.09	1.10	0.06

Class B
06/30/2009	8.72	0.03	0.35	0.38	-		-	9.10	4.36		455	32	0.78	0.72	n/a	n/a
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)		(0.59)	8.72	(37.55)		404	56	0.77	0.52	n/a	n/a

12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05	436	71	0.80	0.36	n/a	n/a
12/31/2006	12.55	0.04	0.97	1.01	(0.01)	-	13.55	8.07	344	90	0.80	0.32	n/a	n/a
12/31/2005	11.69	0.02	0.84	0.86	-	-	12.55	7.39	236	101	0.81	0.23	n/a	n/a
03/05(a)-12/31/2004	10.99	0.02	0.68	0.70	-	-	11.69	6.37	24	96	0.86	0.55	0.90	0.52

JNL/AIM Global Real Estate Fund

Class A
06/30/2009	5.79	0.11	0.12	0.23	-	-	6.02	3.97	188,069	37	1.07	4.41	n/a	n/a
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)	145,218	117	1.03	2.78	n/a	n/a
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02	1.29	n/a	n/a
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38	254,557	37	1.02	2.98	n/a	n/a
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00	79,209	36	1.05	3.37	n/a	n/a

Class B
06/30/2009	5.82	0.12	0.11	0.23	-	-	6.05	3.95	337	37	0.87	4.62	n/a	n/a
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)	294	117	0.83	2.93	n/a	n/a
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82	1.55	n/a	n/a
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59	378	37	0.82	3.13	n/a	n/a
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-	-	11.72	17.20	146	36	0.85	3.57	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
06/30/2009	$ 7.50	$ (0.01)	$ 0.96	$ 0.95	$ -	$ -	$ 8.45	12.67%		$ 59,167	12%	1.16%	(0.27)%	n/a	n/a
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)	n/a	n/a
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)	n/a	n/a
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)	n/a	n/a
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)	n/a	n/a
12/31/2004	11.67	(0.12)	0.92	0.80	-	-	12.47	6.86		44,358	93	1.16	(0.92)	1.18	(0.94)

Class B
06/30/2009	7.60	-	0.97	0.97	-	-	8.57	12.76		128	12	0.96	(0.07)	n/a	n/a
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	-	(1.33)	7.60	(39.58)		103	42	0.96	(0.10)	n/a	n/a
12/31/2007	14.36	(0.07)	1.72	1.65	-	(1.06)	14.95	11.58		111	37	0.95	(0.47)	n/a	n/a
12/31/2006	13.57	(0.08)	2.08	2.00	-	(1.21)	14.36	14.74		215	54	0.96	(0.58)	n/a	n/a
12/31/2005	12.48	(0.04)	1.13	1.09	-	-	13.57	8.73		158	65	0.95	(0.46)	n/a	n/a
03/05(a)-12/31/2004	12.21	(0.02)	0.29	0.27	-	-	12.48	2.21		7	93	0.96	(0.68)	0.98	(0.70)

JNL/Capital Guardian Global Balanced Fund

Class A
06/30/2009	7.35	0.09	0.31	0.40	-	-	7.75	5.44		202,120	44	1.01	2.50	n/a	n/a
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37	n/a	n/a
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60	n/a	n/a
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55	n/a	n/a
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22	n/a	n/a
12/31/2004	9.27	0.12	0.75	0.87	(0.12)	-	10.02	9.42		104,564	164	1.03	1.25	1.04	1.24

Class B
06/30/2009	7.50	0.10	0.33	0.43	-	-	7.93	5.73		224	44	0.81	2.72	n/a	n/a
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)		189	70	0.81	2.74	n/a	n/a
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24		290	155	0.78	1.78	n/a	n/a
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98		166	62	0.82	1.75	n/a	n/a
12/31/2005	10.10	0.14	0.90	1.04	-	-	11.14	10.31		131	83	0.81	1.42	n/a	n/a
03/05(a)-12/31/2004	9.52	0.06	0.58	0.64	(0.06)	-	10.10	6.78		2	164	0.77	1.38	0.78	1.37

JNL/Capital Guardian Global Diversified Research Fund

Class A
06/30/2009	15.33	0.16	1.98	2.14	-	-	17.47	13.96	(u)	211,354	52	1.10	2.18	n/a	n/a
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04	n/a	n/a
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)	n/a	n/a
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35	n/a	n/a
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30	n/a	n/a
12/31/2004	17.43	0.10	1.88	1.98	-	-	19.41	11.36		217,952	296	1.11	0.58	1.21	0.48

Class B
06/30/2009	15.41	0.18	1.99	2.17	-	-	17.58	14.08	(u)	232	52	0.90	2.41	n/a	n/a
12/31/2008	26.75	0.44	(11.78)	(11.34)	-	-	15.41	(42.39)		161	96	0.89	2.05	n/a	n/a
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	-	26.75	20.87		133	195	0.90	0.05	n/a	n/a
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	-	22.39	13.57		204	116	0.90	0.49	n/a	n/a
12/31/2005	19.45	0.12	0.29	0.41	(0.10)	-	19.76	2.12		122	264	0.89	0.51	n/a	n/a

03/05(a)-12/31/2004	18.37	0.11	0.97	1.08	-	-	19.45	5.88	1	296	0.84	1.02	0.94	0.92

JNL/Capital Guardian International Small Cap Fund

Class A
06/30/2009	4.53	0.04	1.10	1.14	-	-	5.67	25.17	74,253	20	1.31	1.79	n/a	n/a
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)	44,755	53	1.31	1.88	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)	73,063	2	1.30	0.22	n/a	n/a

Class B
06/30/2009	4.55	0.05	1.09	1.14	-	-	5.69	25.05	113	20	1.11	1.98	n/a	n/a
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)	-	4.55	(53.84)	80	53	1.11	2.01	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.12)	(0.12)	-	-	9.88	(1.20)	108	2	1.11	0.43	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

															Assuming No Expense Reimburse-
															ment or Fees Paid Indirectly
		Increase (Decrease) from					Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
06/30/2009	$ 13.99	$ 0.09	$ 1.58	$ 1.67	$ -		$ -	$ 15.66	11.94%	$ 330,085	26%	0.99%		1.33%	n/a	n/a
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29	n/a	n/a
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)	n/a	n/a
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)	n/a	n/a
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)	n/a	n/a
12/31/2004	17.65	(0.02)	2.08	2.06	-		-	19.71	11.67	295,491	154	1.00		(0.09)	1.02	(0.11)

Class B
06/30/2009	14.11	0.11	1.59	1.70	-		-	15.81	12.05	209	26	0.79		1.49	n/a	n/a
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		-	14.11	(40.81)	157	47	0.79		0.47	n/a	n/a
12/31/2007	21.72	0.04	2.12	2.16	-		-	23.88	9.94	210	190	0.80		0.19	n/a	n/a
12/31/2006	20.71	0.02	0.99	1.01	-		-	21.72	4.88	173	89	0.80		0.12	n/a	n/a
12/31/2005	19.75	(0.01)	0.97	0.96	-		-	20.71	4.86	140	77	0.79		0.02	n/a	n/a
03/05(a)-12/31/2004	18.67	0.04	1.04	1.08	-		-	19.75	5.78	2	154	0.76		0.40	0.77	0.39

JNL/Credit Suisse Global Natural Resources Fund

Class A
06/30/2009	6.31	0.07	1.16	1.23	-		-	7.54	19.49	364,894	77	1.05		2.10	n/a	n/a
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57	n/a	n/a

Class B
06/30/2009	6.33	0.08	1.15	1.23	-		-	7.56	19.43	290	77	0.85		2.45	n/a	n/a
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)		(0.43)	6.33	(51.18)	270	71	0.84		1.94	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.12	3.81	3.93	-		-	13.93	39.30	302	51	0.85		0.96	n/a	n/a

JNL/Credit Suisse Long/Short Fund

Class A
06/30/2009	6.11	0.03	0.15	0.18	-		-	6.29	2.95	70,697	315	1.59	(g)	1.06	n/a	n/a
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98	n/a	n/a
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)	n/a	n/a

Class B
06/30/2009	6.14	0.04	0.15	0.19	-		-	6.33	3.09	104	315	1.39	(g)	1.27	n/a	n/a
12/31/2008	10.87	0.11	(4.23)	(4.12)	-		(0.61)	6.14	(37.51)	93	455	1.39	(g)	1.22	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.00	0.87	0.87	-		-	10.87	8.70	117	240	2.07	(g)	(0.01)	n/a	n/a

JNL/Eagle Core Equity Fund

Class A
06/30/2009	4.96	0.03	0.63	0.66	-		-	5.62	13.31	57,630	20	0.96	1.18	n/a	n/a
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96	1.35	n/a	n/a
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94	1.13	n/a	n/a
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96	0.92	n/a	n/a
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96	0.77	n/a	n/a
12/31/2004	14.17	0.11	0.79	0.90	(0.11)		-	14.96	6.32	357,978	101	0.96	0.85	1.00	0.81

Class B
06/30/2009	5.16	0.04	0.66	0.70	-		-	5.86	13.57	163	20	0.76	1.38	n/a	n/a
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)	5.16	(38.93)	138	57	0.76	1.55	n/a	n/a
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)		(2.42)	14.93	0.84	220	43	0.74	1.41	n/a	n/a
12/31/2006	15.42	0.19	1.74	1.93	0.00	(f)	-	17.35	12.53	175	109	0.76	1.16	n/a	n/a
12/31/2005	15.02	0.17	0.36	0.53	(0.13)		-	15.42	3.56	140	106	0.76	0.97	n/a	n/a
03/05(a)-12/31/2004	14.68	0.07	0.34	0.41	(0.07)		-	15.02	2.81	20	101	0.76	1.33	0.80	1.29

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

															Assuming No Expense Reimburse-
															ment or Fees Paid Indirectly
		Increase (Decrease) from					Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)

JNL/Eagle SmallCap Equity Fund

Class A
06/30/2009	$ 11.91	$ (0.01)	$ 1.05	$ 1.04	$ -		$ -		$ 12.95	8.73%	$ 189,622	51%	1.04%	(0.12)%	n/a	n/a
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-		(0.85)		11.91	(38.34)	164,108	69	1.03	(0.25)	n/a	n/a
12/31/2007	22.19	(0.11)	2.65	2.54	-		(4.00)		20.73	12.14	231,713	81	1.03	(0.45)	n/a	n/a
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)		22.19	20.03	199,096	68	1.05	(0.67)	n/a	n/a
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)		20.13	2.52	159,471	57	1.06	(0.72)	n/a	n/a
12/31/2004	16.81	(0.12)	3.28	3.16	-		-		19.97	18.80	169,746	53	1.06	(0.76)	1.07	(0.77)

Class B
06/30/2009	12.08	-	1.06	1.06	-		-		13.14	8.77	211	51	0.84	0.07	n/a	n/a
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	-		(0.85)		12.08	(38.20)	183	69	0.83	(0.03)	n/a	n/a
12/31/2007	22.36	(0.06)	2.66	2.60	-		(4.00)		20.96	12.32	217	81	0.83	(0.24)	n/a	n/a
12/31/2006	20.22	(0.10)	4.20	4.10	-		(1.96)		22.36	20.34	245	68	0.85	(0.46)	n/a	n/a
12/31/2005	20.02	(0.11)	0.66	0.55	-		(0.35)		20.22	2.71	145	57	0.85	(0.51)	n/a	n/a
03/05(a)-12/31/2004	18.33	(0.04)	1.73	1.69	-		-		20.02	9.22	7	53	0.84	(0.53)	0.86	(0.55)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
06/30/2009	6.32	-	0.51	0.51	-		-		6.83	8.07	636,791	4	0.06	(0.06)	n/a	n/a
12/31/2008	10.09	0.00	(3.66)	(3.66)	(0.11)		0.00	(f)	6.32	(36.13)	580,801	14	0.06	(0.02)	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-		-		10.09	0.90	800,395	9	0.05	2.42	n/a	n/a

JNL/Franklin Templeton Global Growth Fund

Class A
06/30/2009	5.92	0.08	0.32	0.40	-		-		6.32	6.76	264,499	3	1.11	2.91	n/a	n/a
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f)	0.00	(f)	5.92	(40.72)	236,023	11	1.11	2.18	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3	1.10	1.15	n/a	n/a

Class B
06/30/2009	5.93	0.09	0.31	0.40	-		-		6.33	6.75	169	3	0.91	3.15	n/a	n/a
12/31/2008	9.97	0.20	(4.24)	(4.04)	0.00	(f)	0.00	(f)	5.93	(40.50)	153	11	0.91	2.48	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3	0.90	1.58	n/a	n/a

JNL/Franklin Templeton Income Fund

Class A
06/30/2009	7.39	0.29	0.65	0.94	-	-	8.33	12.72	522,918	26		1.02		7.65	n/a	n/a
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)	-	7.39	(29.74)	432,233	56		1.00		7.05	n/a	n/a
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21	(i)	1.02		5.45	n/a	n/a
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10		4.85	n/a	n/a

Class B
06/30/2009	7.16	0.29	0.62	0.91	-	-	8.07	12.71	244	26		0.82		7.92	n/a	n/a
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)	-	7.16	(29.51)	228	56		0.80		7.39	n/a	n/a
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21	(i)	0.83		5.37	n/a	n/a
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90		5.06	n/a	n/a

JNL/Franklin Templeton Mutual Shares Fund

Class A
06/30/2009	6.20	0.07	0.21	0.28	-	-	6.48	4.52	291,530	27		1.16	(j)	2.25	n/a	n/a
12/31/2008	10.02	0.14	(3.94)	(3.80)	-	(0.02)	6.20	(37.90)	255,941	49		1.08	(j)	1.67	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-	-	10.02	0.20	344,535	33		1.07	(j)	1.60	n/a	n/a

Class B
06/30/2009	6.22	0.07	0.22	0.29	-	-	6.51	4.66	156	27		0.96	(j)	2.33	n/a	n/a
12/31/2008	10.03	0.17	(3.96)	(3.79)	-	(0.02)	6.22	(37.76)	170	49		0.88	(j)	2.13	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.13	(0.10)	0.03	-	-	10.03	0.30	210	33		0.86	(j)	1.29	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
06/30/2009	$ 6.56	$ 0.04	$ 0.35	$ 0.39	$ -	$ -	$ 6.95	5.95%	$ 113,632	1%		1.16%	1.31%	n/a	n/a
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10	n/a	n/a
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80	n/a	n/a
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67	n/a	n/a
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39	n/a	n/a

Class B
06/30/2009	6.53	0.05	0.34	0.39	-	-	6.92	5.97	170	1		0.96	1.51	n/a	n/a
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	1.33	n/a	n/a
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96	n/a	n/a
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88	n/a	n/a
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96	0.57	n/a	n/a

JNL/Goldman Sachs Core Plus Bond Fund

Class A
06/30/2009	10.71	0.25	0.43	0.68	-	-	11.39	6.35	616,388	548		0.90	4.55	n/a	n/a
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76	n/a	n/a
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79	n/a	n/a
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81	n/a	n/a
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44	n/a	n/a
12/31/2004	11.40	0.56	0.23	0.79	(0.53)	(0.19)	11.47	6.91	236,706	74	(k)	0.94	4.63	n/a	n/a

Class B
06/30/2009	10.83	0.26	0.44	0.70	-	-	11.53	6.46	211	548		0.70	4.77	n/a	n/a
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95	n/a	n/a
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(k)	0.71	4.99	n/a	n/a
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(k)	0.72	5.01	n/a	n/a
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(k)	0.73	4.64	n/a	n/a
03/05(a)-12/31/2004	11.60	0.20	0.41	0.61	(0.18)	(0.19)	11.84	5.20	8	74	(k)	0.72	4.87	n/a	n/a

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
06/30/2009	9.67	0.24	1.01	1.25	-	-	10.92	12.93	76,578	75		1.11	4.72	n/a	n/a
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92	n/a	n/a

Class B
06/30/2009	9.67	0.25	1.02	1.27	-	-	10.94	13.13	142	75		0.91	5.03	n/a	n/a
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	97	44		0.91	4.06	n/a	n/a

JNL/Goldman Sachs Mid Cap Value Fund

Class A
06/30/2009	6.51	0.04	0.30	0.34	-	-	6.85	5.22	170,207	57	1.04	1.34	n/a	n/a
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98	1.04	0.83	n/a	n/a
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117	1.03	1.01	n/a	n/a
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47	1.05	0.90	n/a	n/a
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34	1.06	1.02	n/a	n/a

Class B
06/30/2009	6.50	0.06	0.29	0.35	-	-	6.85	5.38	5,144	57	0.84	1.79	n/a	n/a
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98	0.84	1.11	n/a	n/a
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117	0.83	1.16	n/a	n/a
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47	0.85	1.09	n/a	n/a
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34	0.86	1.22	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Goldman Sachs Short Duration Bond Fund

Class A
06/30/2009	$ 9.36	$ 0.15	$ 0.24	$ 0.39	$ -	$ -	$ 9.75	4.17%	$ 375,818	89%		0.75%	3.09%	n/a	n/a
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86	n/a	n/a
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(l)	0.75	4.62	n/a	n/a
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(l)	0.74	4.52	n/a	n/a

Class B
06/30/2009	9.41	0.16	0.24	0.40	-	-	9.81	4.25	84	89		0.55	3.30	n/a	n/a
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)	(0.04)	9.41	(5.66)	50	134		0.54	4.05	n/a	n/a
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	-	10.53	4.95	118	73	(l)	0.55	4.74	n/a	n/a
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(l)	0.54	4.72	n/a	n/a

JNL/JPMorgan International Value Fund

Class A
06/30/2009	5.72	0.12	0.21	0.33	-	-	6.05	5.77	389,384	44		1.04	4.58	n/a	n/a
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40	n/a	n/a
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81	n/a	n/a
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09	n/a	n/a
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63	n/a	n/a
12/31/2004	7.65	0.07	1.65	1.72	(0.08)	-	9.29	22.54	82,081	90		1.13	1.14	n/a	n/a

Class B
06/30/2009	5.82	0.13	0.21	0.34	-	-	6.16	5.84	466	44		0.84	4.66	n/a	n/a
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90		0.81	3.55	n/a	n/a
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98		0.81	2.01	n/a	n/a
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14	n/a	n/a
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84	n/a	n/a
03/05(a)-12/31/2004	8.17	0.03	1.18	1.21	(0.01)	-	9.37	14.85	5	90		0.93	1.36	n/a	n/a

JNL/JPMorgan Midcap Growth Fund

Class A
06/30/2009	11.15	(0.01)	1.54	1.53	-	-	12.68	13.72	118,195	52		1.01	(0.19)	n/a	n/a
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)	n/a	n/a
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)	n/a	n/a
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)	n/a	n/a
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)	n/a	n/a
12/31/2004	13.28	0.05	2.34	2.39	-	-	15.67	18.00	210,402	232		1.02	0.39	1.04	0.37

Class B
06/30/2009	11.26	-	1.56	1.56	-	-	12.82	13.85	183	52		0.81	0.01	n/a	n/a
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	-	-	11.26	(44.31)	158	105		0.82	(0.08)	n/a	n/a
12/31/2007	18.70	0.01	1.51	1.52	-	-	20.22	8.13	234	184		0.81	0.03	n/a	n/a
12/31/2006	16.65	0.02	2.03	2.05	-	-	18.70	12.31	163	151		0.81	0.14	n/a	n/a
12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149		0.80	0.10	n/a	n/a
03/05(a)-12/31/2004	13.97	0.05	1.68	1.73	-	-	15.70	12.38	3	232		0.78	0.97	0.80	0.95

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
06/30/2009	12.25	0.17	(0.01)	0.16	-	-	12.41	1.31	636,580	10		0.73	2.70	n/a	n/a
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06	n/a	n/a
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51	n/a	n/a
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16	n/a	n/a
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76	n/a	n/a
12/31/2004	11.47	0.54	(0.10)	0.44	(0.53)	(0.07)	11.31	3.85	197,863	65	(m)	0.79	3.92	n/a	n/a

Class B
06/30/2009	12.71	0.18	-	0.18	-	-	12.89	1.42	417	10		0.53	2.91	n/a	n/a
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	-	12.71	6.73	897	14		0.56	4.11	n/a	n/a
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	-	12.16	6.64	138	57	(m)	0.58	4.71	n/a	n/a
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(m)	0.59	4.36	n/a	n/a
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(m)	0.59	3.96	n/a	n/a
03/05(a)-12/31/2004	11.75	0.16	0.02	0.18	(0.15)	(0.07)	11.71	1.54	13	65	(m)	0.61	4.22	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Lazard Emerging Markets Fund

Class A
06/30/2009	$ 5.88	$ 0.11	$ 1.80	$ 1.91	$ -	$ -	$ 7.79	32.48%	$ 373,242	28%	1.30%	3.37%	n/a	n/a
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64	1.28	3.21	n/a	n/a
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53	1.29	1.37	n/a	n/a
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28	1.35	1.52	n/a	n/a

Class B
06/30/2009	5.89	0.11	1.81	1.92	-	-	7.81	32.60	386	28	1.10	3.55	n/a	n/a
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64	1.08	3.28	n/a	n/a
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	-	14.49	32.12	347	53	1.09	1.63	n/a	n/a
05/01(a)-12/31/2006	10.00	0.11	0.89	1.00	-	-	11.00	10.00	150	28	1.16	1.69	n/a	n/a

JNL/Lazard Mid Cap Equity Fund

Class A
06/30/2009	6.82	0.03	0.70	0.73	-	-	7.55	10.70	125,532	34	1.03	1.03	n/a	n/a
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50	n/a	n/a
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71	n/a	n/a
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50	n/a	n/a
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49	n/a	n/a
12/31/2004	13.16	0.02	3.21	3.23	(0.02)	(1.71)	14.66	24.72	222,542	101	1.08	0.20	1.13	0.15

Class B
06/30/2009	6.90	0.02	0.68	0.70	-	-	7.60	10.14	162	34	0.83	0.47	n/a	n/a
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81	0.82	1.70	n/a	n/a
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84	0.82	0.92	n/a	n/a
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70	0.83	0.68	n/a	n/a
12/31/2005	14.70	0.10	1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85	0.83	0.69	n/a	n/a
03/05(a)-12/31/2004	14.28	0.02	2.13	2.15	(0.02)	(1.71)	14.70	15.20	29	101	0.88	0.45	0.93	0.40

JNL/M&G Global Basics Fund

Class A
06/30/2009	8.42	0.07	1.06	1.13	-	-	9.55	13.42	9,234	36	1.21	1.64	n/a	n/a
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)	n/a	n/a

Class B
06/30/2009	8.43	0.07	1.07	1.14	-	-	9.57	13.52	96	36	1.01	1.77	n/a	n/a
10/06(a)-12/31/2008	10.00	-	(1.57)	(1.57)	-	-	8.43	(15.70)	84	10	1.04	0.17	n/a	n/a

JNL/M&G Global Leaders Fund

Class A
06/30/2009	8.35	0.09	0.85	0.94	-	-	9.29	11.26	7,648	19	1.21	2.08	n/a	n/a
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82	n/a	n/a

Class B
06/30/2009	8.35	0.09	0.85	0.94	-	-	9.29	11.26	93	19	1.01	2.23	n/a	n/a
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.40)	84	34	1.03	1.03	n/a	n/a

JNL/Mellon Capital Management 10 X 10 Fund (h)

Class A
06/30/2009	6.19	-	0.13	0.13	-	-	6.32	2.10	138,812	5	0.06	(0.06)	n/a	n/a
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)	6.19	(36.25)	100,370	20	0.06	3.11	n/a	n/a
04/30(a) - 12/31/2007	10.00	0.21	(0.29)	(0.08)	-	-	9.92	(0.80)	57,683	60	0.06	3.14	n/a	n/a

JNL/Mellon Capital Management Index 5 Fund (h)

Class A
06/30/2009	6.83	-	0.30	0.30	-	-	7.13	4.39	112,814	7	0.06	(0.06)	n/a	n/a
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)	6.83	(29.87)	60,409	23	0.06	3.49	n/a	n/a
04/30(a) - 12/31/2007	10.00	0.36	(0.36)	-	-	-	10.00	0.00	29,922	32	0.06	5.34	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management European 30 Fund

Class A
06/30/2009	$ 8.59	$ 0.26	$ 0.34	$ 0.60	$ -	$ -	$ 9.19	6.98%	$ 4,375	11%	0.78%	6.53%	n/a	n/a
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26	n/a	n/a

Class B
06/30/2009	8.59	0.25	0.36	0.61	-	-	9.20	7.10	93	11	0.58	6.30	n/a	n/a
10/06(a)-12/31/2008	10.00	0.05	(1.42)	(1.37)	(0.04)	-	8.59	13.71	86	-	0.64	2.45	n/a	n/a

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
06/30/2009	9.60	0.14	0.74	0.88	-	-	10.48	9.17	10,039	10	0.78	3.05	n/a	n/a
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78	n/a	n/a

Class B
06/30/2009	9.60	0.15	0.74	0.89	-	-	10.49	9.27	109	10	0.58	3.46	n/a	n/a
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	98	-	0.62	0.99	n/a	n/a

JNL/Mellon Capital Management S&P 500 Index Fund

Class A
06/30/2009	7.54	0.08	0.14	0.22	-	-	7.76	2.92	613,523	2	0.61	2.11	n/a	n/a
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80	n/a	n/a
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45	n/a	n/a
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42	n/a	n/a
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30	n/a	n/a
12/31/2004	9.84	0.12	0.87	0.99	(0.12)	(0.05)	10.66	10.06	361,845	7	0.60	1.49	n/a	n/a

Class B
06/30/2009	7.66	0.08	0.16	0.24	-	-	7.90	3.13	9,383	2	0.41	2.35	n/a	n/a
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-	7.66	(37.57)	8,916	7	0.40	2.01	n/a	n/a
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65	n/a	n/a
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74	n/a	n/a
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)	10.76	4.54	537	14	0.41	1.50	n/a	n/a
03/05(a)-12/31/2004	10.25	0.09	0.52	0.61	(0.09)	(0.05)	10.72	5.91	239	7	0.40	2.07	n/a	n/a

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
06/30/2009	8.17	0.06	0.67	0.73	-	-	8.90	8.94	326,522	8	0.62	1.57	n/a	n/a
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35	n/a	n/a
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06	n/a	n/a
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97	n/a	n/a
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82	n/a	n/a
12/31/2004	11.47	0.06	1.75	1.81	-	-	13.28	15.79	198,751	14	0.60	0.62	n/a	n/a

Class B
06/30/2009	8.26	0.07	0.68	0.75	-	-	9.01	9.08	3,719	8	0.42	1.79	n/a	n/a
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)	8.26	(37.51)	2,613	30	0.41	1.55	n/a	n/a
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27	n/a	n/a
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26	n/a	n/a
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02	n/a	n/a
03/05(a)-12/31/2004	12.28	0.05	0.98	1.03	(0.04)	-	13.27	8.42	90	14	0.40	0.84	n/a	n/a

JNL/Mellon Capital Management Small Cap Index Fund

Class A
06/30/2009	7.97	0.05	0.16	0.21	-	-	8.18	2.63	349,702	16	0.61	1.36	n/a	n/a
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96	n/a	n/a
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21	n/a	n/a
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02	n/a	n/a
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84	n/a	n/a
12/31/2004	11.46	0.07	1.93	2.00	-	(0.03)	13.43	17.42	173,822	18	0.60	0.81	n/a	n/a

Class B
06/30/2009	8.05	0.06	0.16	0.22	-	-	8.27	2.73	3,214	16	0.41	1.59	n/a	n/a
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)	8.05	(34.83)	2,299	29	0.41	1.17	n/a	n/a
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41	n/a	n/a
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33	n/a	n/a
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04	n/a	n/a
03/05(a)-12/31/2004	12.33	0.06	1.08	1.14	(0.05)	(0.03)	13.39	9.24	85	18	0.40	1.25	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management International Index Fund

Class A
06/30/2009	$ 9.41	$ 0.19	$ 0.38	$ 0.57	$ -	$ -	$ 9.98	6.06%	$ 468,804	2%		0.66%	4.33%	n/a	n/a
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15		0.65	3.31	n/a	n/a
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5		0.65	2.23	n/a	n/a
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2		0.66	2.11	n/a	n/a
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43		0.66	2.08	n/a	n/a
12/31/2004	11.45	0.16	2.07	2.23	(0.01)	-	13.67	19.49	298,098	3		0.66	1.83	n/a	n/a

Class B
06/30/2009	9.68	0.21	0.39	0.60	-	-	10.28	6.20	13,754	2		0.46	4.75	n/a	n/a
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)	9.68	(42.82)	6,256	15		0.45	3.55	n/a	n/a
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5		0.45	2.43	n/a	n/a
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2		0.47	1.40	n/a	n/a
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43		0.46	2.28	n/a	n/a
03/05(a)-12/31/2004	12.05	0.05	1.62	1.67	(0.06)	-	13.66	13.85	50	3		0.46	1.19	n/a	n/a

JNL/Mellon Capital Management Bond Index Fund

Class A
06/30/2009	11.07	0.23	(0.02)	0.21	-	-	11.28	1.90	498,508	37	(n)	0.61	4.21	n/a	n/a
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60	n/a	n/a
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68	n/a	n/a
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42	n/a	n/a
12/31/2005	10.83	0.18	0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46	n/a	n/a
12/31/2004	10.47	0.35	0.04	0.39	(0.03)	-	10.83	3.74	116,440	215		0.61	3.31	n/a	n/a

Class B
06/30/2009	11.36	0.25	(0.02)	0.23	-	-	11.59	2.02	2,128	37	(n)	0.41	4.43	n/a	n/a
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(n)	0.41	4.81	n/a	n/a
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-	11.44	6.68	906	45	(n)	0.41	4.88	n/a	n/a
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(n)	0.41	4.65	n/a	n/a
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66	n/a	n/a
03/05(a)-12/31/2004	10.73	0.12	0.02	0.14	(0.11)	-	10.76	1.35	17	215		0.41	3.38	n/a	n/a

JNL/Oppenheimer Global Growth Fund

Class A
06/30/2009	7.00	0.08	0.77	0.85	-	-	7.85	12.14	201,787	13		1.06	2.35	n/a	n/a
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71	n/a	n/a
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79	n/a	n/a
12/31/2006	13.53	0.08	2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58	n/a	n/a
12/31/2005	11.92	0.08	1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74	n/a	n/a
12/31/2004	10.12	0.03	1.78	1.81	(0.01)	-	11.92	17.93	235,047	18		1.06	0.56	n/a	n/a

Class B
06/30/2009	7.07	0.09	0.77	0.86	-	-	7.93	12.16	392	13		0.86	2.54	n/a	n/a
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86	1.82	n/a	n/a
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85	1.02	n/a	n/a
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30		0.86	0.72	n/a	n/a
12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27		0.86	0.94	n/a	n/a
03/05(a)-12/31/2004	10.71	0.03	1.21	1.24	(0.02)	-	11.93	11.60	24	18		0.86	0.59	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

														Assuming No Expense Reimburse-
														ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from							Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/PAM Asia ex-Japan Fund

Class A
06/30/2009	$ 4.80	$ 0.06	$ 1.84	$ 1.90	$ -	$ -	$ 6.70	39.58%	$ 55,539	24%		1.27%	2.01%	n/a	n/a
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)	n/a	n/a

Class B
06/30/2009	4.80	0.05	1.85	1.90	-	-	6.70	39.58	104	24		1.07	1.90	n/a	n/a
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)	-	4.80	(49.92)	57	132		1.09	1.73	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.20)	(0.20)	-	-	9.80	(2.00)	98	-		1.10	(0.47)	n/a	n/a

JNL/PAM China-India Fund

Class A
06/30/2009	4.23	0.06	1.95	2.01	-	-	6.24	47.52	101,792	39		1.32	2.47	n/a	n/a
12/31/2008	9.98	0.03	(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)	n/a	n/a

Class B
06/30/2009	4.24	0.06	1.96	2.02	-	-	6.26	47.64	168	39		1.12	2.32	n/a	n/a
12/31/2008	9.98	0.03	(5.77)	(5.74)	-	-	4.24	(57.52)	68	188		1.21	0.52	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-	9.98	(0.20)	100	-		1.20	(0.74)	n/a	n/a

JNL/PIMCO Real Return Fund

Class A
06/30/2009	10.10	0.14	0.72	0.86	-	-	10.96	8.51	835,064	613		0.81	2.77	n/a	n/a
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2289		0.81	3.44	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1215	(o)	0.80	4.27	n/a	n/a

Class B
06/30/2009	10.13	0.15	0.74	0.89	-	-	11.02	8.79	375	613		0.61	2.98	n/a	n/a
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2289		0.61	3.63	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.32	0.79	1.11	-	-	11.11	11.10	126	1215	(o)	0.60	3.20	n/a	n/a

JNL/PIMCO Total Return Bond Fund

Class A
06/30/2009	11.07	0.27	0.59	0.86	-	-		11.93	7.77	1,654,451	427		0.81	4.75	n/a	n/a
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)		11.07	0.40	1,325,740	660		0.81	4.22	n/a	n/a
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)		12.04	8.25	1,037,811	119	(p)	0.80	4.54	n/a	n/a
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00	(f)	11.66	3.38	760,176	63	(p)	0.81	4.20	n/a	n/a
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)		11.70	2.40	571,892	183	(p)	0.81	3.15	n/a	n/a
12/31/2004	11.76	0.17	0.36	0.53	(0.20)	(0.13)		11.96	4.45	390,124	163	(p)	0.81	1.72	n/a	n/a

Class B
06/30/2009	11.67	0.30	0.62	0.92	-	-		12.59	7.88	12,168	427		0.61	4.99	n/a	n/a
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)		11.67	0.57	9,891	660		0.61	4.40	n/a	n/a
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)		12.64	8.53	8,145	119	(p)	0.61	4.74	n/a	n/a
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00	(f)	12.22	3.57	6,953	63	(p)	0.60	4.51	n/a	n/a
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)		11.91	2.52	174	183	(p)	0.60	3.36	n/a	n/a
03/05(a)-12/31/2004	12.02	0.08	0.22	0.30	(0.04)	(0.13)		12.15	2.46	30	163	(p)	0.61	3.09	n/a	n/a

JNL/PPM America Core Equity Fund

Class A
06/30/2009	12.46	0.12	0.59	0.71	-	-		13.17	5.70	39,464	21		0.97	2.03	n/a	n/a
12/31/2008	21.00	0.33	(8.84)	(8.51)	(0.03)	-		12.46	(40.50)	100,140	48		0.96	1.96	n/a	n/a
12/31/2007	22.73	0.06	(1.71)	(1.65)	(0.08)	-		21.00	(7.25)	129,957	184		0.98	0.25	n/a	n/a
12/31/2006	20.06	0.07	2.69	2.76	(0.09)	-		22.73	13.75	143,203	105		0.98	0.34	n/a	n/a
12/31/2005	18.59	0.07	1.56	1.63	(0.16)	-		20.06	8.75	161,881	135		0.98	0.37	n/a	n/a
12/31/2004	16.54	0.20	1.96	2.16	(0.11)	-		18.59	13.04	149,669	91		0.99	0.95	1.06	0.88

Class B
06/30/2009	12.53	0.14	0.59	0.73	-	-		13.26	5.83	97	21		0.77	2.29	n/a	n/a
12/31/2008	21.12	0.37	(8.90)	(8.53)	(0.06)	-		12.53	(40.38)	91	48		0.76	2.13	n/a	n/a
12/31/2007	22.84	0.10	(1.71)	(1.61)	(0.11)	-		21.12	(7.07)	145	184		0.78	0.43	n/a	n/a
12/31/2006	20.10	0.11	2.70	2.81	(0.07)	-		22.84	14.00	148	105		0.78	0.53	n/a	n/a
12/31/2005	18.59	0.11	1.56	1.67	(0.16)	-		20.10	8.96	124	135		0.78	0.57	n/a	n/a
03/05(a)-12/31/2004	17.26	0.15	1.32	1.47	(0.14)	-		18.59	8.55	11	91		0.78	2.15	0.85	2.08

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/PPM America High Yield Bond Fund

Class A
06/30/2009	$ 4.46	$ 0.24	$ 0.73	$ 0.97	$ -	$ -	$ 5.43	21.75%	$ 361,585	20%	0.79%	9.98%	n/a	n/a
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-	4.46	(30.75)	188,010	78	0.79	8.82	n/a	n/a
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95	0.78	7.92	n/a	n/a
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62	0.80	7.49	n/a	n/a
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33	0.81	7.39	n/a	n/a
12/31/2004	8.03	0.17	0.49	0.66	(0.18)	-	8.51	8.22	284,949	149	0.83	6.97	n/a	n/a

Class B
06/30/2009	4.86	0.27	0.79	1.06	-	-	5.92	21.81	5,005	20	0.59	10.28	n/a	n/a
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-	4.86	(30.65)	3,280	78	0.59	9.09	n/a	n/a
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-	8.02	(0.79)	3,999	95	0.58	8.12	n/a	n/a
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-	8.81	10.72	4,443	62	0.59	7.60	n/a	n/a
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)	8.12	1.89	214	33	0.60	7.60	n/a	n/a
03/05(a)-12/31/2004	8.15	0.14	0.41	0.55	(0.04)	-	8.66	6.84	13	149	0.63	7.20	n/a	n/a

JNL/PPM America Mid Cap Value Fund

Class A
06/30/2009	5.62	0.03	0.47	0.50	-	-	6.12	8.90	8,366	66	1.06	1.23	n/a	n/a
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-	5.62	(43.00)	5,011	154	1.06	1.05	n/a	n/a

Class B
06/30/2009	5.61	0.04	0.47	0.51	-	-	6.12	9.09	64	66%	0.86	1.41	n/a	n/a
03/31(a)-12/31/2008	10.00	0.08	(4.38)	(4.30)	(0.09)	-	5.61	(42.94)	58	154	0.86	1.28	n/a	n/a

JNL/PPM America Small Cap Value Fund

Class A
06/30/2009	6.27	0.03	0.19	0.22	-	-	6.49	3.51	7,321	88	1.06	0.90	n/a	n/a
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-	6.27	(36.85)	8,356	66	1.06	1.02	n/a	n/a

Class B
06/30/2009	6.27	0.03	0.20	0.23	-	-	6.50	3.67	2,441	88	0.86	0.94	n/a	n/a
03/31(a)-12/31/2008	10.00	0.07	(3.75)	(3.68)	(0.05)	-	6.27	(36.75)	87	66	0.86	1.15	n/a	n/a

JNL/PPM America Value Equity Fund

Class A
06/30/2009	7.57	0.08	0.58	0.66	-		-	8.23	8.72	66,857	36	0.87	2.17	n/a	n/a
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	2.28	n/a	n/a
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		-	19.15	(5.63)	219,654	86	0.86	1.55	n/a	n/a
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		-	20.44	13.03	165,734	145	0.97	0.92	n/a	n/a
12/31/2005	17.42	0.24	0.61	0.85	(0.18)		-	18.09	4.91	181,363	79	0.97	0.97	n/a	n/a
12/31/2004	16.09	0.24	1.33	1.57	(0.24)		-	17.42	9.76	215,615	46	0.97	1.24	1.01	1.20

Class B
06/30/2009	7.62	0.09	0.58	0.67	-		-	8.29	8.79	472	36	0.67	2.33	n/a	n/a
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53	n/a	n/a
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		-	19.30	(5.36)	132	86	0.66	1.75	n/a	n/a
12/31/2006	18.20	0.22	2.18	2.40	0.00	(f)	-	20.60	13.21	129	145	0.77	1.14	n/a	n/a
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-	18.20	5.18	107	79	0.76	1.18	n/a	n/a
03/05(a)-12/31/2004	16.82	0.21	0.66	0.87	(0.21)		-	17.48	5.17	1	46	0.75	1.58	0.79	1.54

JNL/Red Rocks Listed Private Equity Fund

Class A
06/30/2009	5.91	0.09	0.65	0.74	-		-	6.65	12.52	72,616	23	1.20	3.15	n/a	n/a
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03)	(s)	-	5.91	(40.56)	15,265	6	1.22	2.55	n/a	n/a

Class B
06/30/2009	5.91	0.08	0.67	0.75	-		-	6.66	12.69	88	23	1.00	2.83	n/a	n/a
10/06(a)-12/31/2008	10.00	0.03	(4.08)	(4.05)	(0.04)	(s)	-	5.91	(40.54)	66	6	1.02	1.82	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/S&P Managed Conservative Fund (h)

Class A
06/30/2009	$ 9.35	$ (0.01)	$ 0.50	$ 0.49	$ -	$ -	$ 9.84	5.24%	$ 489,209	9%	0.19%	(0.17)%	n/a	n/a
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95	n/a	n/a
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92	n/a	n/a
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82	n/a	n/a
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54	n/a	n/a
10/04(a)-12/31/2004	10.00	0.14	0.21	0.35	-	-	10.35	3.50	13,909	13	0.18	12.94	n/a	n/a

JNL/S&P Managed Moderate Fund (h)

Class A
06/30/2009	8.97	(0.01)	0.60	0.59	-	-	9.56	6.58	672,028	7	0.18	(0.17)	n/a	n/a
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36	n/a	n/a
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26	n/a	n/a
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44	n/a	n/a
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13	n/a	n/a
10/04(a)-12/31/2004	10.00	0.11	0.43	0.54	-	-	10.54	5.40	19,873	0	0.18	11.25	n/a	n/a

JNL/S&P Managed Moderate Growth Fund (h)

Class A
06/30/2009	8.79	(0.01)	0.67	0.66	-	-	9.45	7.51	1,207,967	6	0.16	(0.15)	n/a	n/a
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45	n/a	n/a
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34	n/a	n/a
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97	n/a	n/a
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39	n/a	n/a
12/31/2004	10.91	0.12	0.92	1.04	(0.11)	(0.17)	11.67	9.58	619,106	38	0.18	1.20	n/a	n/a

JNL/S&P Managed Growth Fund (h)

Class A
06/30/2009	7.94	(0.01)	0.65	0.64	-	-	8.58	8.06	975,675	7	0.17	(0.15)	n/a	n/a
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80	n/a	n/a
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86	n/a	n/a
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53	n/a	n/a
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62	n/a	n/a
12/31/2004	11.07	0.07	1.19	1.26	(0.06)	(0.04)	12.23	11.41	1,001,562	47	0.17	0.67	n/a	n/a

JNL/S&P Managed Aggressive Growth Fund (h)

Class A
06/30/2009	8.39	(0.01)	0.73	0.72	-	-	9.11	8.58	437,037	8	0.19	(0.17)	n/a	n/a
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.50	n/a	n/a
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56	n/a	n/a
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28	n/a	n/a
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22	n/a	n/a
12/31/2004	10.57	0.02	1.31	1.33	(0.01)	-	11.89	12.61	670,711	62	0.18	0.41	n/a	n/a

JNL/S&P Retirement Income Fund (h)

Class A
06/30/2009	9.01	(0.01)	0.54	0.53	-	-	9.54	5.88	60,210	9	0.19	(0.17)	n/a	n/a
12/31/2008	11.38	0.28	(2.35)	(2.07)	(0.15)	(0.15)	9.01	(18.15)	48,768	42	0.19	2.72	n/a	n/a
12/31/2007	10.74	0.34	0.40	0.74	(0.06)	(0.04)	11.38	6.91	32,868	38	0.18	3.00	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.34	0.40	0.74	-	-	10.74	7.40	9,889	46	0.19	3.46	n/a	n/a

JNL/S&P Retirement 2015 Fund (h)

Class A
06/30/2009	8.00	(0.01)	0.63	0.62	-	-	8.62	7.75	38,708	7	0.19	(0.17)	n/a	n/a
12/31/2008	11.92	0.10	(3.70)	(3.60)	(0.10)	(0.22)	8.00	(30.12)	27,083	107	0.19	0.94	n/a	n/a
12/31/2007	11.00	0.22	0.79	1.01	(0.03)	(0.06)	11.92	9.20	17,394	42	0.18	1.85	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.16	0.84	1.00	-	-	11.00	10.00	5,128	27	0.19	1.58	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/S&P Retirement 2020 Fund (h)

Class A
06/30/2009	$ 7.62	$ (0.01)	$ 0.61	$ 0.60	$ -	$ -	$ 8.22	7.87%	$ 20,084	8%	0.19%	(0.17)%	n/a	n/a
12/31/2008	12.10	0.12	(4.16)	(4.04)	(0.11)	(0.33)	7.62	(33.31)	11,329	42	0.19	1.18	n/a	n/a
12/31/2007	11.12	0.17	0.90	1.07	(0.03)	(0.06)	12.10	9.56	9,564	58	0.18	1.45	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.13	0.99	1.12	-	-	11.12	11.20	2,356	19	0.20	1.35	n/a	n/a

JNL/S&P Retirement 2025 Fund (h)

Class A
06/30/2009	7.40	(0.01)	0.62	0.61	-	-	8.01	8.24	11,330	13	0.19	(0.17)	n/a	n/a
12/31/2008	12.25	0.09	(4.48)	(4.39)	(0.11)	(0.35)	7.40	(35.67)	6,837	49	0.19	0.90	n/a	n/a
12/31/2007	11.20	0.18	0.95	1.13	(0.02)	(0.06)	12.25	10.11	5,511	76	0.18	1.50	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.15	1.05	1.20	-	-	11.20	12.00	1,133	45	0.22	1.53	n/a	n/a

JNL/S&P Disciplined Moderate Fund (h)

Class A
06/30/2009	7.72	(0.01)	0.28	0.27	-	-	7.99	3.50	93,448	15	0.19	(0.17)	n/a	n/a
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	2.91	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-	-	10.70	7.00	34,588	31	0.18	4.75	n/a	n/a

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
06/30/2009	6.81	(0.01)	0.20	0.19	-	-	7.00	2.79	111,308	20	0.19	(0.17)	n/a	n/a
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	2.60	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-	-	10.67	6.70	40,459	31	0.18	3.49	n/a	n/a

JNL/S&P Disciplined Growth Fund (h)

Class A
06/30/2009	6.31	(0.01)	0.20	0.19	-	-	6.50	3.01	44,169	19	0.19	(0.18)	n/a	n/a
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	2.55	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-	-	10.65	6.50	16,525	28	0.19	3.58	n/a	n/a

JNL/S&P Competitive Advantage Fund

Class A
06/30/2009	6.90	0.05	1.13	1.18	-	-		8.08	17.10	174,056	7	0.71	1.48	n/a	n/a
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)	-		6.90	(29.40)	90,399	97	0.71	1.81	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)	-		9.92	(0.74)	15,294	-	0.70	1.46	n/a	n/a

Class B
06/30/2009	6.87	0.06	1.12	1.18	-	-		8.05	17.18	29	7	0.51	1.55	n/a	n/a
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)	-		6.87	(29.59)	14	97	0.51	1.61	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)	-		9.92	(0.67)	99	-	0.47	1.93	n/a	n/a

JNL/S&P Dividend Income & Growth Fund

Class A
06/30/2009	7.04	0.12	(0.64)	(0.52)	-	-		6.52	(7.39)	128,502	5	0.71	4.07	n/a	n/a
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)	0.00	(f)	7.04	(25.93)	101,329	64	0.71	4.47	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)	-		9.77	(2.24)	7,203	-	0.70	2.03	n/a	n/a

Class B
06/30/2009	7.03	0.13	(0.64)	(0.51)	-	-		6.52	(7.25)	105	5	0.51	4.30	n/a	n/a
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)	0.00	(f)	7.03	(25.79)	120	64	0.51	4.41	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.03	(0.26)	(0.23)	(0.02)	-		9.75	(2.28)	98	-	0.47	3.29	n/a	n/a

JNL/S&P Intrinsic Value Fund
Class A
06/30/2009	6.21	0.06	0.56	0.62	-	-		6.83	9.98	138,558	5	0.71	2.00	n/a	n/a
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)	(0.06)		6.21	(35.84)	96,643	98	0.71	1.88	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.10)	(0.08)	(0.01)	-		9.91	(0.81)	18,261	-	0.70	2.06	n/a	n/a

Class B
06/30/2009	6.21	0.07	0.56	0.63	-	-		6.84	10.14	29	5	0.51	2.21	n/a	n/a
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)	(0.06)		6.21	(35.73)	35	98	0.51	1.55	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.09)	(0.07)	(0.02)	-		9.91	(0.71)	99	-	0.48	2.37	n/a	n/a

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

																Assuming No Expense Reimburse-
																ment or Fees Paid Indirectly
		Increase (Decrease) from					Distributions from								Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/S&P Total Yield Fund
Class A
06/30/2009	$ 6.37	$ 0.06	$ 0.57	$ 0.63	$ -		$ -		$ 7.00	9.89%	$ 140,305	12%		0.71%	2.11%	n/a	n/a
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		0.00	(f)	6.37	(35.67)	103,601	115		0.71	2.38	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	0.06	0.07	0.00	(f)	-		10.07	0.74	9,806	-		0.70	1.26	n/a	n/a

Class B
06/30/2009	6.37	0.07	0.57	0.64	-		-		7.01	10.05	101	12		0.51	2.37	n/a	n/a
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		0.00	(f)	6.37	(35.58)	88	115		0.51	2.35	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	0.07	0.08	(0.01)		-		10.07	0.81	101	-		0.48	1.64	n/a	n/a

JNL/S&P 4 Fund (h)
Class A
06/30/2009	6.79	-	0.50	0.50	-		-		7.29	7.36	388,453	6		0.06	(0.06)	n/a	n/a
12/31/2008	9.93	0.21	(3.35)	(3.14)	0.00	(f)	-		6.79	(31.62)	265,183	15		0.06	2.54	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.09)	(0.07)	-		-		9.93	(0.70)	22,194	-		0.05	2.85	n/a	n/a

JNL/Select Balanced Fund
Class A
06/30/2009	12.81	0.18	0.28	0.46	-		-		13.27	3.59	525,264	32	(q)	0.79	2.94	n/a	n/a
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)		12.81	(20.79)	455,105	60	(q)	0.78	2.98	n/a	n/a
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)		17.56	7.49	526,511	41	(q)	0.78	2.62	n/a	n/a
12/31/2006	15.75	0.42	1.73	2.15	(0.31)		(0.24)		17.35	13.65	439,868	46	(q)	0.79	2.55	n/a	n/a
12/31/2005	17.12	0.34	0.58	0.92	(0.38)		(1.91)		15.75	5.30	396,350	42	(q)	0.79	2.22	n/a	n/a
12/31/2004	15.55	0.36	1.33	1.69	(0.02)		(0.10)		17.12	10.88	381,316	121		0.80	2.42	n/a	n/a

Class B
06/30/2009	13.03	0.20	0.28	0.48	-		-		13.51	3.68	708	32	(q)	0.59	3.14	n/a	n/a
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)		13.03	(20.62)	662	60	(q)	0.58	3.21	n/a	n/a
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)		17.84	7.73	665	41	(q)	0.58	2.83	n/a	n/a
12/31/2006	15.64	0.45	1.72	2.17	(0.18)		(0.24)		17.39	13.89	276	46	(q)	0.59	2.75	n/a	n/a
12/31/2005	16.98	0.37	0.58	0.95	(0.38)		(1.91)		15.64	5.52	198	42	(q)	0.59	2.42	n/a	n/a
03/05(a)-12/31/2004	16.19	0.17	0.89	1.06	(0.17)		(0.10)		16.98	6.54	22	121		0.60	2.68	n/a	n/a

JNL/Select Money Market Fund
Class A
06/30/2009	1.00	-	-	-	0.00	(f)	-	1.00	0.15		1,283,056	n/a	0.57	0.30	0.57	0.30
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.20	(r)	1,340,054	n/a	0.57	2.08	n/a	n/a
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.76		651,204	n/a	0.58	4.63	n/a	n/a
12/31/2006	1.00	0.04	0.00	0.04	(0.04)		-	1.00	4.49		269,095	n/a	0.59	4.42	n/a	n/a
12/31/2005	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.71		258,452	n/a	0.60	2.66	n/a	n/a
12/31/2004	1.00	0.01	0.00	0.01	(0.01)		-	1.00	0.78		237,815	n/a	0.61	0.81	n/a	n/a

Class B
06/30/2009	1.00	-	-	-	-		-	1.00	0.20		7,904	n/a	0.37	0.48	0.37	0.48
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.40	(r)	7,220	n/a	0.37	2.32	n/a	n/a
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.97		4,617	n/a	0.38	4.84	n/a	n/a
12/31/2006	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.70		2,955	n/a	0.39	4.80	n/a	n/a
12/31/2005	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.91		469	n/a	0.40	2.88	n/a	n/a
03/05(a)-12/31/2004	1.00	0.01	0.00	0.01	(0.01)		-	1.00	0.91		38	n/a	0.40	1.57	n/a	n/a

The accompanying notes are an integral part of these Financial Statements

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/Select Value Fund
Class A
06/30/2009	$ 12.60	$ 0.12	$ 0.23	$ 0.35	$ -	$ -	$ 12.95	2.78%	$ 539,324	31%	0.84%	2.08%	n/a	n/a
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	1.97	n/a	n/a
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	1.39	n/a	n/a
12/31/2006	16.90	0.25	3.28	3.53	(0.31)	(0.70)	19.42	20.86	481,805	34	0.84	1.37	n/a	n/a
12/31/2005	16.71	0.17	1.20	1.37	(0.20)	(0.98)	16.90	8.15	277,461	29	0.86	1.41	n/a	n/a
12/31/2004	14.70	0.12	2.05	2.17	(0.06)	(0.10)	16.71	14.77	154,283	136	0.86	1.50	n/a	n/a

Class B
06/30/2009	12.79	0.14	0.22	0.36	-	-	13.15	2.81	12,007	31	0.64	2.29	n/a	n/a
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	2.13	n/a	n/a
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	1.59	n/a	n/a
12/31/2006	16.91	0.34	3.22	3.56	(0.11)	(0.70)	19.66	21.05	12,976	34	0.64	1.76	n/a	n/a
12/31/2005	16.68	0.21	1.20	1.41	(0.20)	(0.98)	16.91	8.41	158	29	0.65	1.62	n/a	n/a
03/05(a)-12/31/2004	15.47	0.11	1.31	1.42	(0.11)	(0.10)	16.68	9.22	27	136	0.66	1.73	n/a	n/a

JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2009	12.70	0.02	1.95	1.97	-	-	14.67	15.51	623,919	38	0.91	0.29	n/a	n/a
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54	0.90	0.30	n/a	n/a
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56	0.88	0.40	n/a	n/a
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46	0.90	0.46	n/a	n/a
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41	0.91	0.24	n/a	n/a
12/31/2004	16.77	0.08	1.58	1.66	(0.07)	-	18.36	9.89	606,885	37	0.92	0.51	0.93	0.50

Class B
06/30/2009	12.83	0.03	1.98	2.01	-	-	14.84	15.67	24,847	38	0.71	0.52	n/a	n/a
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54	0.70	0.50	n/a	n/a
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	34,482	56	0.68	0.62	n/a	n/a
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46	0.70	0.64	n/a	n/a
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41	0.70	0.45	n/a	n/a
03/05(a)-12/31/2004	17.44	0.08	0.93	1.01	(0.07)	-	18.38	5.81	24	37	0.73	1.21	0.74	1.20

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2009	16.20	(0.01)	2.82	2.81	-		-	19.01	17.35	546,493	20	1.02	(0.15)	n/a	n/a
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-		(1.80)	16.20	(40.68)	425,184	37	1.02	(0.14)	n/a	n/a
12/31/2007	29.05	(0.01)	4.97	4.96	0.00	(f)	(3.64)	30.37	17.26	697,484	45	1.02	(0.04)	n/a	n/a
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)	29.05	6.76	625,869	37	1.02	0.16	n/a	n/a
12/31/2005	27.87	(0.07)	4.01	3.94	-		(2.17)	29.64	14.10	623,382	30	1.02	(0.32)	n/a	n/a
12/31/2004	24.89	(0.13)	4.61	4.48	-		(1.50)	27.87	18.03	541,739	34	1.02	(0.55)	1.04	(0.57)

Class B
06/30/2009	16.44	0.01	2.86	2.87	-		-	19.31	17.46	22,830	20	0.82	0.06	n/a	n/a
12/31/2008	30.71	0.01	(12.48)	(12.47)	-		(1.80)	16.44	(40.56)	17,811	37	0.82	0.05	n/a	n/a
12/31/2007	29.28	0.06	5.01	5.07	0.00	(f)	(3.64)	30.71	17.50	29,638	45	0.82	0.18	n/a	n/a
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)	29.28	6.97	24,998	37	0.81	0.08	n/a	n/a
12/31/2005	27.92	0.01	4.00	4.01	-		(2.17)	29.76	14.32	276	30	0.82	(0.12)	n/a	n/a
03/05(a)-12/31/2004	26.20	(0.03)	3.25	3.22	-		(1.50)	27.92	12.32	33	34	0.81	(0.24)	0.82	(0.25)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

													Assuming No Expense Reimburse-
													ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
06/30/2009	$ 6.98	$ 0.10	$ 0.59	$ 0.69	$ -	$ -	$ 7.67	9.89%	$ 495,650	11%	0.98%	2.87%	n/a	n/a
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65	n/a	n/a
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59	n/a	n/a
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48	n/a	n/a
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08	n/a	n/a
12/31/2004	11.92	0.12	1.68	1.80	(0.08)	-	13.64	15.12	485,126	42	0.99	1.01	1.01	0.99

Class B
06/30/2009	7.14	0.11	0.61	0.72	-	-	7.86	10.08	460	11	0.78	3.13	n/a	n/a
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85	n/a	n/a
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73	n/a	n/a
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71	n/a	n/a
12/31/2005	13.69	0.17	0.71	0.88	(0.11)	(0.43)	14.03	6.42	281	29	0.77	1.28	n/a	n/a
03/05(a)-12/31/2004	12.50	0.05	1.18	1.23	(0.04)	-	13.69	9.87	34	42	0.79	1.51	0.80	1.50

(a) Commencement of operations.

(b) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Distributions of $0.00 represent amounts less than $0.005.

(g) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(h) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i) Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(j) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(k) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(l) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(o) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(p) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.
(r) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.
(s) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(t) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(u) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended. The Trust currently offers shares in seventy five (75) separate funds (each a “Fund”, and collectively, "Funds"), each with its own investment objective:

Adviser/Sub-Adviser:	Fund: (sub-Sub-Advisers are in parentheses)
AIM Capital Management, Inc.	JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Global Real Estate Fund (INVESCO
Institutional (N.A.) Inc.), JNL/AIM Small Cap Growth Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian
International Small Cap Fund, JNL/Capital Guardian U.S. Growth Equity Fund
Credit Suisse Asset Management, LLC	JNL/Credit Suisse Global Natural Resources Fund and JNL/Credit Suisse Long/Short Fund
Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Goldman Sachs Asset Management, L.P.	JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs
Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs Short Duration Bond Fund
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government &
Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund
Mellon Capital Management Corporation	JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital
Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital
Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management
Bond Index Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.	JNL/PPM America Core Equity Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore) Limited	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund,
Services LLC	JNL/S&P Total Yield Fund (all co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund,
Services LLC	JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P
Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund,
JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund; (all have a fund of funds structure which invests in other affiliated underlying funds) the funds are collectively known as "JNL/S&P Funds"
Wellington Management Company, LLP	JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/Select Value Fund
T. Rowe Price Associates, Inc.	JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC,	JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund; the funds
("JNAM" or "Adviser")	are collectively known as "JNL Institutional Alt Funds" (all have a fund of funds structure which invests in other affiliated underlying funds)
JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital
Management Index 5 Fund, JNL/S&P 4 Fund (all have a fund of funds structure which invests in other affiliated underlying funds)

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Institutional Alt Funds, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.

The following fund acquisitions were effective April 6, 2009: JNL/Mellon Capital Management Small Cap Index Fund acquired JNL/Lazard Small Cap Equity Fund, JNL/Mellon Capital Management S&P 500 Index Fund acquired JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/S&P Disciplined Growth Fund acquired JNL/S&P Growth Retirement Strategy Fund, JNL/S&P Disciplined Moderate Growth Fund acquired JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Disciplined Moderate Fund acquired JNL/S&P Moderate Retirement Strategy Fund. See Note 8 for additional information regarding these acquisitions.

Each Fund, except the JNL Institutional Alt Funds, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Mellon Capital Management Index 5 Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust’s Board of Trustees ("Board" or “Trustees”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes are valued by the issuing counterparties under procedures approved by the Board. Exchange traded options and futures contracts are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives such as options and swaps are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of an investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Currency Translations -The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

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Notes to the Financial Statements (continued)

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standards and positions issued by the Financial Accounting Standards Board (“FASB”):

FASB Staff Position (“FSP”) 133-1 and FASB Interpretation No. 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” - The amendments to FASB Statement No. 133 and FASB Interpretation No. 45 require sellers of credit derivatives to disclose information to enable users of financial statements to assess their potential effect on a Fund’s financial position, performance, and cash flows. Credit derivatives generally are contracts in which the underlying exposure is related to the credit risk of a specified entity, group of entities, or an index. For each statement of financial position, the seller of a credit derivative shall disclose the nature and approximate terms of the credit derivative, the reason for entering into the credit derivative, the events that would require the seller to perform under the credit derivative, the status of the payment/performance risk of the credit derivative, the maximum potential amount of future payments, the fair value of the credit derivative, and the nature of any recourse provisions or collateral available for recovery.

SFAS No. 157 “Fair Value Measurements” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FSP 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly: An Amendment of SFAS No. 157” - This amendment to SFAS No. 157 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP also expands the summary of inputs and the Level 3 rollforward required by SFAS No. 157 to include disclosure by major security category.

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" – This standard requires enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the Funds are presented in Note 4 in these Notes to the Financial Statements. A tabular disclosure for each instrument by risk category is presented in the Notes to the Schedules of Investments which references the location on the Statements of Assets and Liabilities and the Statements of Operations for each derivative instrument.

NOTE 3. SECURITIES AND OTHER INVESTMENTS

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt security that contains a return component based on the movement of a commodity index or other measure. These notes typically pay periodic interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt securities.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned. Cash collateral is invested in the BNY Mellon Securities Lending Overnight Fund. Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund. Both the BNY Mellon

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Notes to the Financial Statements (continued)

Securities Lending Overnight Fund and the Mellon GSL DBT II Collateral Fund are pooled investment funds constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a separate series within the Delaware business trust. Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009. As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly. On June 25, 2009, each Fund’s investments in the Mellon GSL DBT II Collateral Fund were transferred to the BNY Mellon Securities Lending Overnight Fund. Since June 25, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund mature or are sold, the proceeds are invested in the BNY Mellon Securities Lending Overnight Fund. At June 30, 2009, the value of BNY Mellon Securities Lending Overnight Fund was $1.00 per unit and the value of BNY Mellon SL DBT II Liquidating Fund was $0.9784 per unit. Values were determined using methodologies consistent with those previously described in Security Valuation within Note 2 in these Notes to the Financial Statements.

Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss that has been borne by the Fund. The difference between the current value and the amortized cost of each Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be borne by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par. The impact of the change in unrealized depreciation during the period from each Fund’s investment in the BNY Mellon SL DBT II Liquidating Fund is included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II and BNY Mellon SL DBT II Liquidating Fund is equivalent to the par value reported in the Schedules of Investments. For Funds with securities on loan as of June 30, 2009, the amortized cost related to investments in the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund are liabilities of each Fund and included in the Statements of Assets and Liabilities as return of collateral for securities loaned. These Funds are liable to the Custodian for the amortized cost of their investment in the Mellon GSL Reinvestment Trust II. For Funds with no securities on loan as of June 30, 2009, each Fund paid the Custodian the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II.

The fair value and par value of the investment in BNY Mellon Securities Lending Overnight Fund, the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund for Funds with securities on loan as of June 30, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. The fair value and par value of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of June 30, 2009 are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to monitor that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a potion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of Investments. Unfunded loan commitments are presented in the Notes to the Schedules of Investments. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”. Unregistered securities may be deemed “illiquid” because there is no readily available market for sale of the securities. Many of these securities are valued by approved pricing services. These securities are sometimes valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

U.S. Government Agencies or Government-Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S.

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Notes to the Financial Statements (continued)

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors who are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury announced the creation of a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

When-Issued and Forward Sales Commitments - A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining its NAV in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

NOTE 4. FINANCIAL DERIVATIVE INSTRUMENTS

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objectives. Credit linked notes are debt securities embedded with credit default swaps. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference asset or basket of assets. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, the Fund will experience a delay in repayment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event. The underlying entity and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon delivery or receipt of the currency, realized gain or loss which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed is recorded. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts on the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin". The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies and swap valuations or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Swaptions are illiquid investments.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current market value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price different from the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified to a specific swap agreement. The collateral delivered for swap agreements as of June 30, 2009 for each Fund is included in deposits with brokers in the Statements of Assets and Liabilities.

Swap agreements are marked to market daily and change in value is recorded by a Fund as unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain (loss).

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates and that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements. The credit risk associated with favorable contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements –- A Fund may be subject to credit and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of that particular swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Prepayments, principal pay downs, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole. These indices are made up of reference credits that are judged by a pool of dealers to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund's maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which the Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into interest rate swap agreements to hedge against the risk that the value of its fixed rate bond investments will decrease as interest rates rise and to maintain its ability to generate income at prevailing market rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark; or basis swap, under which two parties can exchange variable interest rates based on different money markets.

A Fund's maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

NOTE 5. OTHER RISKS

Emerging Market Securities Risk – Investing in securities of emerging market countries involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Market and Credit Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with the JNL/Red Rocks Listed Private Equity Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

NOTE 6. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the subadvisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B

JNL Institutional Alt Funds	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.10%	0.10%	0.10%	0.10%
JNL/AIM International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/AIM Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/AIM Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/AIM Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/Capital Guardian International Small Cap Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

	$0 to	$50M to	$100M to	$150M to	$200M to	$250M to	$300M to	$350M to	$500M to	$750M to	$1.0B to	Over
(M - Millions; B - Billions)	$50M	$100M	$150M	$200M	$250M	$300M	$350M	$500M	$750M	$1.0B	$1.5B	$1.5B
JNL/Capital Guardian U.S. Growth Equity Fund	0.70%	0.70%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%	0.55%	0.55%	0.55%
JNL/Credit Suisse Global Natural Resources Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/Credit Suisse Long/Short Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Eagle Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.75	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Short Duration Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.40
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/Mellon Capital Management 10 x 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.24	0.24	0.24
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management
International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PAM China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America Core Equity Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.575	0.575	0.575	0.575	0.575	0.575
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Select Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/Select Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/Select Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily, paid monthly. The JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Funds pay JNAM an annual administrative fee of 0.05%. The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund and JNL/Red Rocks Listed Private Equity

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

Fund pay JNAM an annual administration fee of 0.15%. The JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/PAM China-India Fund pay JNAM an annual administration fee of 0.20%. All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fees - The Funds, except for the JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Adviser Contribution – In the current investment environment, on any given day or on a number of consecutive days, the JNL/Select Money Market Fund's investment income may be less than the expenses attributable to each share class.  During the period ended June 30, 2009, the Adviser voluntarily reimbursed expenses for the JNL/Select Money Market Fund in the amount of $23 (in thousands) to maintain positive net income on these days. This amount is included in expense reimbursement in the Statement of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2009, the following Funds paid brokerage fees to affiliates of their Fund on the execution of purchases and sales of portfolio investments (in thousands): JNL/Credit Suisse Long/Short Fund $4; JNL/Eagle SmallCap Equity Fund $1; JNL/Goldman Sachs Core Plus Bond Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $17; and JNL/JPMorgan International Value Fund $5.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a rate of return of five percent (5%). Liabilities related to deferred balances are included in trustee fees payable in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A sub-adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2009, certain Funds invested in a money market fund, which is managed by JNAM or an affiliate of the Funds.

The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, the Custodian is an affiliate of the Funds for which Mellon Capital Management Corporation is the sub-adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the BNY Mellon Securities Lending Overnight Fund which is an affiliate of the Funds for which Mellon Capital Management Corporation is the sub-adviser. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund which are all affiliates of the Funds for which Mellon Capital Management Corporation is the sub-adviser. The JNL Institutional Alt Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and the JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds LLC. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson National Life Insurance Co. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser and Custodian. The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund which are affiliates of each Fund’s sub-adviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 7. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. Permanent differences between book and tax basis reporting are reclassified within the capital accounts based on their federal tax basis treatment. These reclassifications have no impact on net assets. Temporary differences do not require reclassification.

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

At December 31, 2008, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future realized net capital gains. If not used, the capital loss carryovers will expire as follows:

		Year(s) of			Year(s) of
	Amount	Expiration		Amount	Expiration
JNL/AIM International Growth Fund	$ 45,033	2016	JNL/JPMorgan U.S. Government & Quality Bond Fund	$ 1,074	2014-2015
JNL/AIM Large Cap Growth Fund	31,239	2016	JNL/Lazard Emerging Markets Fund	4,348	2016
JNL/AIM Global Real Estate Fund	77,743	2016	JNL/Lazard Mid Cap Equity Fund	46,934	2016
JNL/AIM Small Cap Growth Fund	1,382	2016	JNL/M&G Global Basics Fund	63	2016
JNL/Capital Guardian Global Balanced Fund	16,803	2016	JNL/M&G Global Leaders Fund	56	2016
JNL/Capital Guardian Global Diversified Research Fund	120,308	2010-2016	JNL/Mellon Capital Management S&P 500 Index Fund	7,962	2016
JNL/Capital Guardian International Small Cap Fund	8,770	2016	JNL/PAM Asia Ex-Japan Fund	1,508	2016
JNL/Capital Guardian U.S. Growth Equity Fund	271,096	2009-2016	JNL/PAM China-India Fund	6,338	2016
JNL/Credit Suisse Global Natural Resources Fund	6,031	2016	JNL/PIMCO Real Return Fund	36,247	2016
JNL/Credit Suisse Long/Short Fund	13,988	2016	JNL/PPM America Core Equity Fund	99,364	2009-2016
JNL/Eagle Core Equity Fund	11,643	2016	JNL/PPM America High Yield Bond Fund	66,870	2009-2016
JNL/Eagle SmallCap Equity Fund	7,724	2016	JNL/PPM America Mid Cap Value Fund	1,882	2016
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016	JNL/PPM America Small Cap Value Fund	549	2016
JNL/Franklin Templeton Global Growth Fund	14,882	2016	JNL/PPM America Value Equity Fund	81,942	2016
JNL/Franklin Templeton Income Fund	43,134	2016	JNL/S&P Managed Aggressive Growth Fund	46	2012
JNL/Franklin Templeton Mutual Shares Fund	28,177	2016	JNL/S&P Retirement 2015 Fund	643	2016
JNL/Franklin Templeton Small Cap Value Fund	4,136	2016	JNL/S&P Competitive Advantage Fund	506	2016
JNL/Goldman Sachs Emerging Markets Debt Fund	15	2016	JNL/Select Balanced Fund	10,630	2016
JNL/Goldman Sachs Mid Cap Value Fund	28,845	2016	JNL/Select Value Fund	23,344	2016
JNL/JPMorgan International Value Fund	81,393	2016	JNL/T. Rowe Price Established Growth Fund	44,642	2016
JNL/JPMorgan MidCap Growth Fund	281,969	2009-2016	JNL/T. Rowe Price Value Fund	31,167	2016

At December 31, 2008, the Funds’ last fiscal year end, the following Funds had capital, currency, and/or foreign passive investment companies (“PFIC”) mark to market losses (in thousands) realized after October 31, 2008 (“Post-October” losses), which were deferred for tax purposes to the first day of the following fiscal year:

	Amount		Amount
JNL/AIM International Growth Fund	$ 11,819	JNL/Mellon Capital Management European 30 Fund	$ 1
JNL/AIM Large Cap Growth Fund	12,545	JNL/Mellon Capital Management S&P 500 Index Fund	1,446
JNL/AIM Global Real Estate Fund	13,700	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	4,932
JNL/AIM Small Cap Growth Fund	2,240	JNL/Mellon Capital Management Small Cap Index Fund	1,502
JNL/Capital Guardian Global Balanced Fund	8,906	JNL/Mellon Capital Management International Index Fund	5,107
JNL/Capital Guardian Global Diversified Research Fund	11,103	JNL/Mellon Capital Management Bond Index Fund	99
JNL/Capital Guardian International Small Cap Fund	4,211	JNL/Oppenheimer Global Growth Fund	2,605
JNL/Capital Guardian U.S. Growth Equity Fund	10,810	JNL/PAM Asia Ex-Japan Fund	2,711
JNL/Credit Suisse Global Natural Resources Fund	18,801	JNL/PAM China-India Fund	1,041
JNL/Credit Suisse Long/Short Fund	3,701	JNL/PIMCO Real Return Fund	20,169
JNL/Eagle Core Equity Fund	2,025	JNL/PIMCO Total Return Bond Fund	2,385
JNL/Eagle SmallCap Equity Fund	23,906	JNL/PPM America Core Equity Fund	5,276
JNL/Franklin Templeton Global Growth Fund	7,444	JNL/PPM America High Yield Bond Fund	2,858
JNL/Franklin Templeton Income Fund	11,302	JNL/PPM America Mid Cap Value Fund	360
JNL/Franklin Templeton Mutual Shares Fund	9,640	JNL/PPM America Small Cap Value Fund	366
JNL/Franklin Templeton Small Cap Value Fund	1,870	JNL/PPM America Value Equity Fund	6,846
JNL/Goldman Sachs Core Plus Bond Fund	139	JNL/Red Rocks Listed Private Equity Fund	634
JNL/Goldman Sachs Emerging Markets Debt Fund	1,312	JNL/S&P Competitive Advantage Fund	21,718
JNL/Goldman Sachs Mid Cap Value Fund	9,153	JNL/S&P Dividend Income & Growth Fund	11,345
JNL/JPMorgan International Value Fund	45,115	JNL/S&P Intrinsic Value Fund	32,321
JNL/JPMorgan MidCap Growth Fund	8,632	JNL/S&P Total Yield Fund	37,629
JNL/JPMorgan U.S. Government & Quality Bond Fund	1	JNL/Select Balanced Fund	12,436
JNL/Lazard Emerging Markets Fund	20,958	JNL/Select Value Fund	12,595
JNL/Lazard Mid Cap Equity Fund	17,040	JNL/T. Rowe Price Established Growth Fund	58,536
JNL/M&G Global Basics Fund	39	JNL/T. Rowe Price Mid-Cap Growth Fund	10,948
JNL/M&G Global Leaders Fund	340	JNL/T. Rowe Price Value Fund	11,523

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

As of June 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL Institutional Alt 20 Fund	$ 28,391	$ 427	$ (26)	$ 401
JNL Institutional Alt 35 Fund	48,228	1,647	-	1,647
JNL Institutional Alt 50 Fund	48,642	1,634	-	1,634
JNL Institutional Alt 65 Fund	28,279	737	-	737
JNL/AIM International Growth Fund	354,636	10,142	(72,317)	(62,175)
JNL/AIM Large Cap Growth Fund	481,297	25,375	(52,219)	(26,844)
JNL/AIM Global Real Estate Fund	233,437	16,528	(29,255)	(12,727)
JNL/AIM Small Cap Growth Fund	79,368	5,247	(12,520)	(7,273)
JNL/Capital Guardian Global Balanced Fund	241,438	12,253	(23,138)	(10,885)
JNL/Capital Guardian Global Diversified Research Fund	246,466	15,149	(32,521)	(17,372)
JNL/Capital Guardian International Small Cap Fund	99,897	6,989	(20,562)	(13,573)
JNL/Capital Guardian U.S. Growth Equity Fund	389,169	29,169	(45,836)	(16,667)
JNL/Credit Suisse Global Natural Resources Fund	424,335	6,537	(63,595)	(47,058)
JNL/Credit Suisse Long/Short Fund	87,569	2,528	(4,089)	(1,561)
JNL/Eagle Core Equity Fund	65,527	3,880	(11,652)	(7,772)
JNL/Eagle SmallCap Equity Fund	238,213	22,089	(29,945)	(7,856)
JNL/Franklin Templeton Founding Strategy Fund	921,781	(4,406)	(280,550)	(284,956)
JNL/Franklin Templeton Global Growth Fund	378,881	8,290	(119,284)	(110,994)
JNL/Franklin Templeton Income Fund	701,190	19,774	(146,947)	(127,173)
JNL/Franklin Templeton Mutual Shares Fund	397,149	11,976	(110,853)	(98,877)
JNL/Franklin Templeton Small Cap Value Fund	178,388	7,612	(42,307)	(34,695)
JNL/Goldman Sachs Core Plus Bond Fund	714,842	13,824	(64,289)	(50,465)
JNL/Goldman Sachs Emerging Markets Debt Fund	49,595	3,667	(530)	3,137
JNL/Goldman Sachs Mid Cap Value Fund	206,197	11,781	(28,752)	(16,971)
JNL/Goldman Sachs Short Duration Bond Fund	431,039	5,057	(15,420)	(10,363)
JNL/JPMorgan International Value Fund	525,529	24,061	(104,365)	(80,304)
JNL/JPMorgan MidCap Growth Fund	149,537	8,299	(22,522)	(14,223)
JNL/JPMorgan U.S. Government & Quality Bond Fund	714,275	29,624	(13,790)	15,834
JNL/Lazard Emerging Markets Fund	421,296	34,342	(56,952)	(22,610)
JNL/Lazard Mid Cap Equity Fund	159,122	10,287	(26,318)	(16,031)
JNL/M&G Global Basics Fund	8,490	1,188	(488)	700
JNL/M&G Global Leaders Fund	7,150	960	(463)	497
JNL/Mellon Capital Management 10 x 10 Fund	186,414	4,397	(51,992)	(47,595)
JNL/Mellon Capital Management Index 5 Fund	125,123	5,170	(17,475)	(12,305)
JNL/Mellon Capital Management European 30 Fund	4,440	376	(338)	38
JNL/Mellon Capital Management Pacific Rim 30 Fund	9,337	978	(266)	712
JNL/Mellon Capital Management S&P 500 Index Fund	781,030	57,563	(179,543)	(121,980)
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	535,263	22,134	(133,897)	(111,763)
JNL/Mellon Capital Management Small Cap Index Fund	542,327	33,764	(128,920)	(95,156)
JNL/Mellon Capital Management International Index Fund	658,988	38,357	(157,523)	(119,166)
JNL/Mellon Capital Management Bond Index Fund	629,842	11,851	(12,737)	(886)
JNL/Oppenheimer Global Growth Fund	270,478	13,770	(64,967)	(51,197)
JNL/PAM Asia ex-Japan Fund	56,306	3,909	(2,762)	1,147
JNL/PAM China-India Fund	94,773	14,707	(4,119)	10,588
JNL/PIMCO Real Return Fund	1,584,108	16,141	(58,923)	(42,782)
JNL/PIMCO Total Return Bond Fund	2,297,334	49,431	(92,353)	(42,922)
JNL/PPM America Core Equity Fund	54,608	(1,097)	(10,295)	(11,392)
JNL/PPM America High Yield Bond Fund	437,493	13,444	(45,973)	(32,529)
JNL/PPM America Mid Cap Value Fund	10,077	290	(1,847)	(1,557)
JNL/PPM America Small Cap Value Fund	10,037	1,006	(1,266)	(260)
JNL/PPM America Value Equity Fund	93,013	(1,907)	(18,098)	(20,005)
JNL/Red Rocks Listed Private Equity Fund	64,689	11,641	(2,780)	8,861
JNL/S&P Managed Conservative Fund	527,196	8,885	(46,797)	(37,912)
JNL/S&P Managed Moderate Fund	770,164	15,229	(113,267)	(98,038)

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/S&P Managed Moderate Growth Fund	$ 1,470,467	$ 31,428	$ (293,761)	$ (262,333)
JNL/S&P Managed Growth Fund	1,289,135	18,408	(331,723)	(313,315)
JNL/S&P Managed Aggressive Growth Fund	607,518	8,743	(179,148)	(170,405)
JNL/S&P Retirement Income Fund	66,150	1,796	(7,727)	(5,931)
JNL/S&P Retirement 2015 Fund	45,919	1,144	(8,349)	(7,205)
JNL/S&P Retirement 2020 Fund	23,704	680	(4,297)	(3,617)
JNL/S&P Retirement 2025 Fund	13,313	524	(2,506)	(1,982)
JNL/S&P Disciplined Moderate Fund	105,452	3,122	(15,112)	(11,990)
JNL/S&P Disciplined Moderate Growth Fund	129,127	3,954	(21,757)	(17,803)
JNL/S&P Disciplined Growth Fund	50,630	1,930	(8,384)	(6,454)
JNL/S&P Competitive Advantage Fund	175,814	20,924	(11,383)	9,541
JNL/S&P Dividend Income & Growth Fund	156,375	8,989	(23,536)	(14,547)
JNL/S&P Intrinsic Value Fund	148,070	26,751	(21,028)	5,723
JNL/S&P Total Yield Fund	157,594	27,775	(14,224)	13,551
JNL/S&P 4 Fund	432,012	21,702	(65,240)	(43,538)
JNL/Select Balanced Fund	626,004	30,507	(51,463)	(20,956)
JNL/Select Money Market Fund	1,286,680	-	-	-
JNL/Select Value Fund	625,332	28,971	(95,956)	(66,985)
JNL/T. Rowe Price Established Growth Fund	777,800	48,304	(99,065)	(50,761)
JNL/T. Rowe Price Mid-Cap Growth Fund	765,909	65,955	(118,136)	(52,181)
JNL/T. Rowe Price Value Fund	667,480	42,990	(168,600)	(125,610)

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2008 was as follows:

	Net Ordinary	Long-term		Net Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain
JNL/AIM International Growth Fund	$ 3,542	$ 64,582	JNL/Mellon Capital Management S&P 400 MidCap
JNL/AIM Large Cap Growth Fund	672	22,265	Index Fund	$ 5,690	$ 26,108
JNL/AIM Global Real Estate Fund	9,973	25,374	JNL/Mellon Capital Management Small Cap Index Fund	5,622	16,066
JNL/AIM Small Cap Growth Fund	383	5,616	JNL/Mellon Capital Management International Index Fund	11,025	11,442
JNL/Capital Guardian Global Balanced Fund	4,213	20,868	JNL/Mellon Capital Management Bond Index Fund	17,239	-
JNL/Capital Guardian International Small Cap Fund	89	-	JNL/Oppenheimer Global Growth Fund	3,766	31,212
JNL/Capital Guardian U.S. Growth Equity Fund	7	-	JNL/PAM Asia ex-Japan Fund	145	-
JNL/Credit Suisse Global Natural Resources Fund	13,149	-	JNL/PIMCO Real Return Fund	45,489	-
JNL/Credit Suisse Long/Short Fund	3,582	-	JNL/PIMCO Total Return Bond Fund	87,169	23,345
JNL/Eagle Core Equity Fund	9,919	8,274	JNL/PPM America Core Equity Fund	262	-
JNL/Eagle SmallCap Equity Fund	1,047	9,713	JNL/PPM America High Yield Bond Fund	21,562	-
JNL/Franklin Templeton Founding Strategy Fund	10,451	245	JNL/PPM America Mid Cap Value Fund	68	-
JNL/Franklin Templeton Global Growth Fund	73	-	JNL/PPM America Small Cap Value Fund	57	-
JNL/Franklin Templeton Income Fund	469	-	JNL/PPM America Value Equity Fund	15,058	5,423
JNL/Franklin Templeton Mutual Shares Fund	784	106	JNL/Red Rocks Listed Private Equity Fund**	71	-
JNL/Franklin Templeton Small Cap Value Fund	1,484	8,980	JNL/S&P Managed Conservative Fund	17,424	4,897
JNL/Goldman Sachs Core Plus Bond Fund	27,116	5,959	JNL/S&P Managed Moderate Fund	24,120	13,244
JNL/Goldman Sachs Mid Cap Value Fund	6,567	19,137	JNL/S&P Managed Moderate Growth Fund	31,550	49,329
JNL/Goldman Sachs Short Duration Bond Fund	13,386	1,296	JNL/S&P Managed Growth Fund	15,351	74,776
JNL/JPMorgan International Value Fund	45,607	47,325	JNL/S&P Managed Aggressive Growth Fund	8,967	21,342
JNL/JPMorgan U.S. Government & Quality Bond Fund	11,676	-	JNL/S&P Retirement Income Fund	975	556
JNL/Lazard Emerging Markets Fund	22,924	14,272	JNL/S&P Retirement 2015 Fund	465	538
JNL/Lazard Mid Cap Equity Fund	2,403	812	JNL/S&P Retirement 2020 Fund	260	341
JNL/M&G Global Leaders Fund	4	-	JNL/S&P Retirement 2025 Fund	214	154
JNL/Mellon Capital Management 10 x 10 Fund	1,215	751	JNL/S&P Disciplined Moderate Fund	716	212
JNL/Mellon Capital Management Index 5 Fund	665	776	JNL/S&P Disciplined Moderate Growth Fund	997	310
JNL/Mellon Capital Management European 30 Fund	9	-	JNL/S&P Disciplined Growth Fund	432	154
JNL/Mellon Capital Management S&P 500 Index Fund	9,913	-	JNL/S&P Competitive Advantage Fund	1,309	-

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**In addition to the distribution noted in the table, JNL/Red Rocks Listed Private Equity Fund distributed $6 (in thousands) of tax return of capital.

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

	Net Ordinary	Long-term		Net Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain
JNL/S&P Dividend Income & Growth Fund	$ 2,683	$ -	JNL/Select Money Market Fund	$ 21,222	$ -
JNL/S&P Intrinsic Value Fund	2,192	-	JNL/Select Value Fund	4,544	6,144
JNL/S&P Total Yield Fund	1,612	-	JNL/T. Rowe Price Established Growth Fund	742	6,431
JNL/S&P 4 Fund	12	-	JNL/T. Rowe Price Mid-Cap Growth Fund	4,765	39,071
JNL/Select Balanced Fund	16,194	18,148	JNL/T. Rowe Price Value Fund	17,477	60,864

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns for 2006, 2007, and 2008, which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2009.

NOTE 8. FUND ACQUISITIONS

On April 6, 2009, the following acquisitions were accomplished by a taxable exchange of class A and B shares (in thousands) pursuant to a plan of reorganization approved by the Board on December 10, 2008:

	Shares of			Shares Outstanding
	Acquiring	Merger		of Aquired Fund
	Fund Issued	Tax		On Acquisition
Acquiring Fund	In Exchange	Status	Acquired Fund	Date
JNL/Mellon Capital Management S&P 500			JNL/Mellon Capital Management Enhanced
Index Fund			S&P 500 Stock Index Fund
Class A	6,599	Taxable	Class A	11,520
Class B	20	Taxable	Class B	36
JNL/Mellon Capital Management Small Cap Index Fund			JNL/Lazard Small Cap Equity Fund
Class A	8,656	Taxable	Class A	10,966
Class B	23	Taxable	Class B	29
JNL/S&P Disciplined Growth Fund			JNL/S&P Growth Retirement Strategy Fund
Class A	91	Taxable	Class A	88
JNL/S&P Disciplined Moderate Growth Fund			JNL/S&P Moderate Growth Retirement Strategy Fund
Class A	89	Taxable	Class A	88
JNL/S&P Disciplined Moderate Fund			JNL/S&P Moderate Retirement Strategy Fund
Class A	146	Taxable	Class A	154

The acquired Funds made liquidating distributions from ordinary income (in thousands) as follows:

Ordinary
Acquired Fund	Income
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund
Class A	$ 1,282
Class B	4
JNL/Lazard Small Cap Equity Fund
Class A	298
Class B	1
JNL/S&P Growth Retirement Strategy Fund
Class A	16
JNL/S&P Moderate Growth Retirement Strategy Fund
Class A	4
JNL/S&P Moderate Retirement Strategy Fund
Class A	3

JNL Series Trust (Unaudited)

Notes to the Financial Statements (continued)

The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition was as follows:

Acquiring Fund	Net Assets	Acquired Fund	Net Assets
JNL/Mellon Capital Management S&P 500		JNL/Mellon Capital Management Enhanced
Index Fund		S&P 500 Stock Index Fund
Class A	$ 458,843	Class A	$ 46,613
Class B	9,171	Class B	142
JNL/Mellon Capital Management Small Cap Index Fund		JNL/Lazard Small Cap Equity Fund
Class A	229,419	Class A	63,228
Class B	2,750	Class B	171
JNL/S&P Disciplined Growth Fund		JNL/S&P Growth Retirement Strategy Fund
Class A	30,247	Class A	537
JNL/S&P Disciplined Moderate Growth Fund		JNL/S&P Moderate Growth Retirement Strategy Fund
Class A	78,238	Class A	570
JNL/S&P Disciplined Moderate Fund		JNL/S&P Moderate Retirement Strategy Fund
Class A	69,546	Class A	1,090

NOTE 9. SUBSEQUENT EVENTS

Custodian - At a meeting held on June 10 and 11, 2009, the Board voted to approve J.P. Morgan Chase Bank, N.A. as the custodian and securities lending agent for the Funds. The Adviser anticipates the change to be effective on or about August 31, 2009.

Board Meeting Approvals - At a meeting held June 10 and 11, 2009, the Board voted to approve the following Fund acquisitions effective September 28, 2009: JNL/Mellon Capital Management S&P 500 Index Fund to acquire JNL/ PPM America Core Equity Fund; JNL/S&P Managed Moderate Fund to acquire JNL/S&P Retirement Income Fund; JNL/S&P Managed Moderate Growth Fund to acquire JNL/S&P Retirement 2015 Fund; and JNL/S&P Managed Growth Fund to acquire JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund.

At the same meeting, the Board voted to approve replacing the sub-adviser for JNL/Goldman Sachs Short Duration Bond Fund from Goldman Sachs Asset Management, L.P. to T. Rowe Price Associates, Inc. effective September 28, 2009. At that time, the name of the Fund will be changed to JNL/T. Rowe Price Short-Term Bond Fund. Additionally, the Board voted to approve changing the name of JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund effective September 28, 2009, in connection with a strategy change for that Fund.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account and the total expenses would be higher if they were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30/2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL Institutional Alt 20 Fund*
Class A	$ 1,000.00	$ 1,100.20	0.21%	$ 0.51	$ 1,000.00	$ 1,023.75	0.21%	$ 1.05
JNL Institutional Alt 35 Fund*
Class A	1,000.00	1,125.00	0.20	0.49	1,000.00	1,023.80	0.20	1.00
JNL Institutional Alt 50 Fund*
Class A	1,000.00	1,143.00	0.20	0.50	1,000.00	1,023.80	0.20	1.00
JNL Institutional Alt 65 Fund*
Class A	1,000.00	1,162.00	0.21	0.53	1,000.00	1,023.75	0.21	1.05
JNL/AIM International Growth Fund
Class A	1,000.00	1,119.20	1.05	5.52	1,000.00	1,019.59	1.05	5.26
Class B	1,000.00	1,142.00	0.85	4.51	1,000.00	1,020.58	0.85	4.26
JNL/AIM Large Cap Growth Fund
Class A	1,000.00	1,041.50	0.98	4.96	1,000.00	1,019.93	0.98	4.91
Class B	1,000.00	1,043.60	0.78	3.95	1,000.00	1,020.93	0.78	3.91
JNL/AIM Global Real Estate Fund
Class A	1,000.00	1,039.70	1.07	5.41	1,000.00	1,019.49	1.07	5.36
Class B	1,000.00	1,039.50	0.87	4.40	1,000.00	1,020.48	0.87	4.36
JNL/AIM Small Cap Growth Fund
Class A	1,000.00	1,126.70	1.16	6.12	1,000.00	1,019.04	1.16	5.81
Class B	1,000.00	1,127.60	0.96	5.06	1,000.00	1,020.03	0.96	4.81
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,054.40	1.01	5.14	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,057.30	0.81	4.13	1,000.00	1,020.78	0.81	4.06
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,139.60	1.10	5.84	1,000.00	1,019.34	1.10	5.51
Class B	1,000.00	1,140.80	0.90	4.78	1,000.00	1,020.33	0.90	4.51
JNL/Capital Guardian International Small Cap Fund
Class A	1,000.00	1,251.70	1.31	7.31	1,000.00	1,018.30	1.31	6.56
Class B	1,000.00	1,250.50	1.11	6.19	1,000.00	1,019.29	1.11	5.56
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	1,000.00	1,119.40	0.99	5.20	1,000.00	1,019.89	0.99	4.96
Class B	1,000.00	1,120.50	0.79	4.15	1,000.00	1,020.88	0.79	3.96
JNL/Credit Suisse Global Natural Resources Fund
Class A	1,000.00	1,194.90	1.05	5.71	1,000.00	1,019.59	1.05	5.26
Class B	1,000.00	1,194.30	0.85	4.62	1,000.00	1,020.58	0.85	4.26
JNL/Credit Suisse Long/Short Fund
Class A	1,000.00	1,029.50	1.59	8.00	1,000.00	1,016.91	1.59	7.95
Class B	1,000.00	1,030.90	1.39	7.00	1,000.00	1,017.90	1.39	6.95

Disclosure of Fund Expenses (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30/2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL/Eagle Core Equity Fund
Class A	$ 1,000.00	$ 1,133.10	0.96%	$ 5.08	$ 1,000.00	$ 1,020.03	0.96%	$ 4.81
Class B	1,000.00	1,135.70	0.76	4.02	1,000.00	1,021.03	0.76	3.81
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,087.30	1.04	5.38	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,087.70	0.84	4.35	1,000.00	1,020.63	0.84	4.21
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,080.70	0.06	0.31	1,000.00	1,024.50	0.06	0.30
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,067.60	1.11	5.69	1,000.00	1,019.29	1.11	5.56
Class B	1,000.00	1,067.50	0.91	4.66	1,000.00	1,020.28	0.91	4.56
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,127.20	1.02	5.38	1,000.00	1,019.74	1.02	5.11
Class B	1,000.00	1,127.10	0.82	4.32	1,000.00	1,020.73	0.82	4.11
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,045.20	1.16	5.88	1,000.00	1,019.04	1.16	5.81
Class B	1,000.00	1,046.60	0.96	4.87	1,000.00	1,020.03	0.96	4.81
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,059.50	1.16	5.92	1,000.00	1,019.04	1.16	5.81
Class B	1,000.00	1,059.70	0.96	4.90	1,000.00	1,020.03	0.96	4.81
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,063.50	0.90	4.60	1,000.00	1,020.33	0.90	4.51
Class B	1,000.00	1,064.60	0.70	3.58	1,000.00	1,021.32	0.70	3.51
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,129.30	1.11	5.86	1,000.00	1,019.29	1.11	5.56
Class B	1,000.00	1,131.30	0.91	4.81	1,000.00	1,020.28	0.91	4.56
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,052.20	1.04	5.29	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,053.80	0.84	4.28	1,000.00	1,020.63	0.84	4.21
JNL/Goldman Sachs Short Duration Bond Fund
Class A	1,000.00	1,041.70	0.75	3.80	1,000.00	1,021.08	0.75	3.76
Class B	1,000.00	1,042.50	0.55	2.79	1,000.00	1,022.07	0.55	2.76
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,057.70	1.04	5.31	1,000.00	1,019.64	1.04	5.21
Class B	1,000.00	1,058.40	0.84	4.29	1,000.00	1,020.63	0.84	4.21
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,137.20	1.01	5.35	1,000.00	1,019.79	1.01	5.06
Class B	1,000.00	1,138.50	0.81	4.29	1,000.00	1,020.78	0.81	4.06
JNL/JPMorgan U.S. Government and Quality Bond Fund
Class A	1,000.00	1,013.10	0.73	3.64	1,000.00	1,021.17	0.73	3.66
Class B	1,000.00	1,014.20	0.53	2.65	1,000.00	1,022.17	0.53	2.66
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,324.80	1.30	7.49	1,000.00	1,018.35	1.30	6.51
Class B	1,000.00	1,326.00	1.10	6.34	1,000.00	1,019.34	1.10	5.51
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,107.00	1.03	5.38	1,000.00	1,019.69	1.03	5.16
Class B	1,000.00	1,101.40	0.83	4.32	1,000.00	1,020.68	0.83	4.16
JNL/M&G Global Basics Fund
Class A	1,000.00	1,134.20	1.21	6.40	1,000.00	1,018.79	1.21	6.06
Class B	1,000.00	1,135.20	1.01	5.35	1,000.00	1,019.79	1.01	5.06
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,112.60	1.21	6.34	1,000.00	1,018.79	1.21	6.06
Class B	1,000.00	1,112.60	1.01	5.29	1,000.00	1,019.79	1.01	5.06

Disclosure of Fund Expenses (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30/2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL/Mellon Capital Management 10 x 10 Fund
Class A	$ 1,000.00	$ 1,021.00	0.06%	$ 0.30	$ 1,000.00	$ 1,024.50	0.06%	$ 0.30
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,043.90	0.06	0.30	1,000.00	1,024.50	0.06	0.30
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	1,069.80	0.78	4.00	1,000.00	1,020.93	0.78	3.91
Class B	1,000.00	1,071.00	0.58	2.98	1,000.00	1,021.92	0.58	2.91
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	1,091.70	0.78	4.05	1,000.00	1,020.93	0.78	3.91
Class B	1,000.00	1,092.70	0.58	3.01	1,000.00	1,021.92	0.58	2.91
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	1,029.20	0.61	3.07	1,000.00	1,021.77	0.61	3.06
Class B	1,000.00	1,031.30	0.41	2.06	1,000.00	1,022.76	0.41	2.06
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	1,089.40	0.62	3.21	1,000.00	1,021.72	0.62	3.11
Class B	1,000.00	1,090.80	0.42	2.18	1,000.00	1,022.71	0.42	2.11
JNL/Mellon Capital Management Small Cap Index Fund
Class A	1,000.00	1,026.30	0.61	3.06	1,000.00	1,021.77	0.61	3.06
Class B	1,000.00	1,027.30	0.41	2.06	1,000.00	1,022.76	0.41	2.06
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,060.60	0.66	3.37	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,062.00	0.46	2.35	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,019.00	0.61	3.05	1,000.00	1,021.77	0.61	3.06
Class B	1,000.00	1,020.20	0.41	2.05	1,000.00	1,022.76	0.41	2.06
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,121.40	1.06	5.58	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,121.60	0.86	4.52	1,000.00	1,020.53	0.86	4.31
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	1,395.80	1.27	7.54	1,000.00	1,018.50	1.27	6.36
Class B	1,000.00	1,395.80	1.07	6.36	1,000.00	1,019.49	1.07	5.36
JNL/PAM China-India Fund
Class A	1,000.00	1,475.20	1.32	8.10	1,000.00	1,018.25	1.32	6.61
Class B	1,000.00	1,476.40	1.12	6.88	1,000.00	1,019.24	1.12	5.61
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,085.10	0.81	4.19	1,000.00	1,020.78	0.81	4.06
Class B	1,000.00	1,087.90	0.61	3.16	1,000.00	1,021.77	0.61	3.06
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,077.70	0.81	4.17	1,000.00	1,020.78	0.81	4.06
Class B	1,000.00	1,078.80	0.61	3.14	1,000.00	1,021.77	0.61	3.06
JNL/PPM America Core Equity Fund
Class A	1,000.00	1,057.00	0.97	4.95	1,000.00	1,019.98	0.97	4.86
Class B	1,000.00	1,058.30	0.77	3.93	1,000.00	1,020.98	0.77	3.86
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,217.50	0.79	4.34	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,218.10	0.59	3.24	1,000.00	1,021.87	0.59	2.96
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,089.00	1.06	5.49	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,090.90	0.86	4.46	1,000.00	1,020.53	0.86	4.31
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,035.10	1.06	5.35	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,036.70	0.86	4.34	1,000.00	1,020.53	0.86	4.31
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,087.20	0.87	4.50	1,000.00	1,020.48	0.87	4.36
Class B	1,000.00	1,087.90	0.67	3.47	1,000.00	1,021.47	0.67	3.36

Disclosure of Fund Expenses (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30/2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL/Red Rocks Listed Private Equity Fund
Class A	$ 1,000.00	$ 1,125.20	1.20%	$ 6.32	$ 1,000.00	$ 1,018.84	1.20%	$ 6.01
Class B	1,000.00	1,126.90	1.00	5.27	1,000.00	1,019.84	1.00	5.01
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,052.40	0.19	0.97	1,000.00	1,023.85	0.19	0.95
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,065.80	0.18	0.92	1,000.00	1,023.90	0.18	0.90
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,075.10	0.16	0.82	1,000.00	1,024.00	0.16	0.80
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,080.60	0.17	0.88	1,000.00	1,023.95	0.17	0.85
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,085.80	0.19	0.98	1,000.00	1,023.85	0.19	0.95
JNL/S&P Retirement Income Fund
Class A	1,000.00	1,058.80	0.19	0.97	1,000.00	1,023.85	0.19	0.95
JNL/S&P Retirement 2015 Fund
Class A	1,000.00	1,077.50	0.19	0.98	1,000.00	1,023.85	0.19	0.95
JNL/S&P Retirement 2020 Fund
Class A	1,000.00	1,078.70	0.19	0.98	1,000.00	1,023.85	0.19	0.95
JNL/S&P Retirement 2025 Fund
Class A	1,000.00	1,082.40	0.19	0.98	1,000.00	1,023.85	0.19	0.95
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	1,035.00	0.19	0.96	1,000.00	1,023.85	0.19	0.95
JNL/S&P Disciplined Moderate Growth Fund
Class A	1,000.00	1,027.90	0.19	0.96	1,000.00	1,023.85	0.19	0.95
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	1,030.10	0.19	0.96	1,000.00	1,023.85	0.19	0.95
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,171.00	0.71	3.82	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,171.80	0.51	2.75	1,000.00	1,022.27	0.51	2.56
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	926.10	0.71	3.39	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	927.50	0.51	2.44	1,000.00	1,022.27	0.51	2.56
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,099.80	0.71	3.70	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,101.40	0.51	2.66	1,000.00	1,022.27	0.51	2.56
JNL/S&P Total Yield Fund
Class A	1,000.00	1,098.90	0.71	3.69	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,100.50	0.51	2.66	1,000.00	1,022.27	0.51	2.56
JNL/S&P 4 Fund
Class A	1,000.00	1,073.60	0.06	0.31	1,000.00	1,024.50	0.06	0.30
JNL/Select Balanced Fund
Class A	1,000.00	1,035.90	0.79	3.99	1,000.00	1,020.88	0.79	3.96
Class B	1,000.00	1,036.80	0.59	2.98	1,000.00	1,021.87	0.59	2.96
JNL/Select Money Market Fund
Class A	1,000.00	1,001.50	0.57	2.83	1,000.00	1,021.97	0.57	2.86
Class B	1,000.00	1,002.00	0.37	1.84	1,000.00	1,022.96	0.37	1.86
JNL/Select Value Fund
Class A	1,000.00	1,027.80	0.84	4.22	1,000.00	1,020.63	0.84	4.21
Class B	1,000.00	1,028.10	0.64	3.22	1,000.00	1,021.62	0.64	3.21
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,155.10	0.91	4.86	1,000.00	1,020.28	0.91	4.56
Class B	1,000.00	1,156.70	0.71	3.80	1,000.00	1,021.27	0.71	3.56

Disclosure of Fund Expenses (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30/2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	$ 1,000.00	$ 1,173.50	1.02%	$ 5.50	$ 1,000.00	$ 1,019.74	1.02%	$ 5.11
Class B	1,000.00	1,174.60	0.82	4.42	1,000.00	1,020.73	0.82	4.11
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,098.90	0.98	5.10	1,000.00	1,019.93	0.98	4.91
Class B	1,000.00	1,100.80	0.78	4.06	1,000.00	1,020.93	0.78	3.91

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). For Funds with less than 6- month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

* Fund has less than 6-month’s operating history.

Additional Disclosures

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling the Fund toll-free at 800-766-4683.

Proxy Voting Guidelines

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST ("TRUST")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Interested Trustee
Mark D. Nerud (43) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/04 until 7/09 when the company was acquired); Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation (from 5/03 until 5/09 when the company was acquired)

Dominic D’Annunzio (71) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Michelle Engler (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.
[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Disinterested Trustees
James Henry, Ph.D. (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present)

Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (54) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Officers
Karen J. Buiter (44) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Kelly L. Crosser (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER
Officers
Steven J. Fredricks (38) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

J. Kevin Kenely (55) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Vice President of the Adviser (7/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (39) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Michael Piszczek (51) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (37) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE "TRUST")

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2009:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$43,467	$0	$0	$61,000[4]
William J. Crowley, Jr.	$45,248	$0	$0	$63,500[5]
Dominic D’Annunzio [3]	$55,937	$0	$0	$78,500[6]
Michelle Engler	$43,467	$0	$0	$61,000
James Henry	$45,248	$0	$0	$63,500
Richard McLellan	$48,811	$0	$0	$68,500
William R. Rybak	$40,973	$0	$0	$57,500
Patricia Woodworth	$50,592	$0	$0	$71,000[7]
Steven J. Fredricks [2]	$102,249	$0	$0	$143,493

[1]

The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $524,500.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Amount includes $3,050 deferred by Mr. Bouchard.

[5]	Amount includes $38,100 deferred by Mr. Crowley.

[6]	Amount includes $39,250 deferred by Mr. D’Annunzio.

[7]	Amount includes $71,000 deferred by Ms. Woodworth.

SUPPLEMENT DATED APRIL 6, 2009

TO THE PROSPECTUS DATED APRIL 6, 2009

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective April 6, 2009, in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Goldman Sachs Core Plus Bond Fund, please remove all references to Chris Sullivan.

Effective April 6, 2009, in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Goldman Sachs Core Plus Bond Fund, please add the following bullet after the third paragraph:

•

Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

Effective April 6, 2009, in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Goldman Sachs Short Duration Bond Fund, please remove all references to Chris Sullivan.

Effective April 6, 2009, in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Goldman Sachs Short Duration Bond Fund, please add the following bullet after the second paragraph:

•

Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

This Supplement is dated April 6, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX3280 04/09

SUPPLEMENT DATED APRIL 13, 2009

TO THE PROSPECTUS DATED APRIL 6, 2009

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

For the JNL/Goldman Sachs Mid Cap Value Fund, please remove all references to Eileen Rominger.

This Supplement is dated April 13, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX3401 04/09

SUPPLEMENT DATED MAY 28, 2009

TO THE PROSPECTUS DATED APRIL 6, 2009

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please add the following disclosure to section entitled “More About The Funds” under the sub-section “Regulatory Inquiries and Pending Litigation”:

JNL/Oppenheimer Global Growth Fund

During 2009, a number of complaints have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI. The complaints naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws to the effect that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A complaint brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust alleges a variety of claims, including breach of contract, breach of fiduciary duty, negligence and violation of state securities laws. Plaintiffs seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.

Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates, regarding the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual independent Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

This Supplement is dated May 28, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX3645 05/09

SUPPLEMENT DATED JUNE 12, 2009

TO THE PROSPECTUS DATED APRIL 6, 2009

JNL(r) SERIES TRUST

Please note that the changes are effective June 15, 2009, and apply to your variable annuity and/or variable life product(s).

Please delete the fund description for the JNL/Credit Suisse Global Natural Resources Fund in its entirety, and replace it with the following:

JNL/Credit Suisse Global Natural Resources Fund

Investment Objective. The investment objective of the JNL/Credit Suisse Global Natural Resources Fund is long-term capital growth.

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.” The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio. The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•

forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities. To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures. Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio. The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index). To pursue this goal, it primarily invests in commodity-linked derivative instruments. To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities. To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure. Performance of the particular index will affect performance of the commodity-linked structured note. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities. A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat. The commodities in the DJ-UBS Index may change. The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities. The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil. It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index. As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index. Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy. Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy. Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Model risk
•	Tax risk

Please see the “Glossary of Principal Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Performance. The bar chart and table below show the past performance of the Fund’s shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund’s annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

Annual Total Returns as of December 31

Class A

In the periods shown in the chart, the Fund’s highest quarterly return was 14.39% (2nd quarter of 2007) and its lowest quarterly return was -35.60% (3rd quarter of 2008).

Class B

In the periods shown in the chart, the Fund’s highest quarterly return was 14.38% (2nd quarter of 2007) and its lowest quarterly return was -35.58% (3rd quarter of 2008).

Average Annual Total Returns as of December 31, 2008

	1 year	Life of Fund*
JNL/Credit Suisse Global Natural Resources Fund (Class A)	-51.30%	-18.04%
S&P 500 Index	-37.00%	-19.22%
Dow Jones-UBS Commodity Index	-35.57%	-11.63%
MSCI World Composite Index**	-47.49%	-15.32%

* The Fund began operations on January 16, 2007.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index. The DJ-UBS Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

** The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Average Annual Total Returns as of December 31, 2008

	1 year	Life of Class*
JNL/Credit Suisse Global Natural Resources Fund (Class B)	-51.18%	-17.84%
S&P 500 Index	-37.00%	-19.22%
Dow Jones-UBS Commodity Index	-35.57%	-11.63%
MSCI World Composite Index**	-47.49%	-15.32%

* The Class B shares of the Fund began operations on January 16, 2007.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index. The DJ-UBS Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

** The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	Not Applicable
Maximum Sales Load Imposed on Reinvested Dividends	Not Applicable
Deferred Sales Load	Not Applicable
Redemption Fee	Not Applicable
Exchange Fee	Not Applicable

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average daily net assets)
Class A
Management/Administrative Fee	0.83%
12b-1 Fee	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.05%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average daily net assets)
Class B
Management/Administrative Fee	0.83%
12b-1 Fee	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.85%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Class A
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

Expense Example	Class B
1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. The additional risk includes:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Principal Risks” section, which is set forth before the “Management of the Trust” section, for a description of this risk.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group AG (“CSG”). CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to Credit Suisse, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business. Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within Credit Suisse’s Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities. Prior to joining Credit Suisse in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co. Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory and sub-sub advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2008.

Please add the following risk disclosures to the section entitled “Glossary of Principal Risks”:

Commodity risk – The Fund's investment in commodities and/or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful.

Model risk - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Tax risk – In order to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

This Supplement is dated June 12, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, HR105 04/09 and VC2440 04/09.)

CMX3709 06/09

SUPPLEMENT DATED JUNE 19, 2009

TO THE PROSPECTUS DATED APRIL 6, 2009

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On June 10-11, 2009, Jackson National Asset Management, LLC recommended and the Board of Trustees of the JNL Series Trust (“Board”) approved the following changes that will be effective September 28, 2009.

Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Goldman Sachs Short Duration Bond Fund.

A change of sub-adviser was approved for JNL/Goldman Sachs Short Duration Bond Fund. The Fund will be sub-advised by T. Rowe Price Associates, Inc. The name of the Fund will change to JNL/T. Rowe Price Short-Term Bond Fund.

The JNL/PPM America Core Equity Fund will be merged with the JNL/Mellon Capital Management S&P 500 Index Fund. The sub-adviser for the JNL/PPM America Core Equity Fund will be changed Mellon Capital Management Corporation.

ACQUIRING FUND	ACQUIRED FUND
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund

The JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and JNL/S&P Retirement 2025 Fund will be merged with the following Funds. The sub-adviser for the Funds will not change.

ACQUIRING FUND	ACQUIRED FUND
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

This Supplement is dated June 19, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX3594 06/09

JNL SERIES TRUST

JNL VARIABLE FUND LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on June 10-11, 2009, the Board, including all of the Independent Trustees/Managers, considered information relating to the Investment Advisory and Management Agreement with JNAM (“Advisory Agreement”), the sub-advisory agreements and the sub-sub-advisory agreements between JNAM and each Fund’s Sub-Adviser(s) and Sub-Sub-Advisers (“Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Advisory Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Advisory Agreement and June Sub-Advisory Agreements through June 30, 2010.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Advisory Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Advisory Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board considered JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds selected by an independent data service (“peer group”) and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds with a specific investment focus. A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark. The performance periods considered by the Board ended on December 31, 2008 (unless otherwise noted). When available, the Board considered one-, five- and ten-year performance.

Existing Funds – JNL Series Trust:

JNL/AIM Global Real Estate Fund. The Board considered the Fund outperformed the benchmark and the Lipper peer group for the one-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM International Growth Fund. The Board considered the Fund outperformed the benchmark for the one- and ten-year periods and the Lipper peer group for the one-year period. The Fund underperformed the benchmark for the five-year period and the Lipper peer group for the five- and ten-year periods. The Board also considered that Invesco/AIM began sub-advising the Fund in December 2007 and that it was, therefore, responsible for the one-year performance record of the Fund, while the Fund’s longer-term performance record was largely attributable to a different sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Large Cap Growth Fund. The Board considered the Fund outperformed the benchmark and the Lipper peer group for the one-year, five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund underperformed its benchmark and outperformed the Lipper peer group for the one-year period. The Fund outperformed its benchmark and peer group for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund outperformed the peer group for the one- and five-year periods and underperformed the blended composite benchmark for the one-year period. The Board noted that the Fund underperformed the blended composite benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund performed in-line with the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and Lipper peer group for the five-year and ten-year periods. The Board also considered, however, that Capital Guardian began sub-advising the Fund in December 2007 and that the sub-adviser had only had one year to develop its performance record. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian International Small Cap Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one -year period. Because of the Fund’s short track record, the Board also considered Capital Guardian’s Non-U.S. Small Capitalization Composite, which has outperformed the benchmark for the fifteen-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board considered that the Fund underperformed the benchmark and outperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and Lipper peer group for the five-year period, but outperformed the benchmark and Lipper peer group for the ten-year period. The Board also considered, however, that Capital Guardian began sub-advising the Fund in December 2007 and that the sub-adviser had only had one year to develop its performance record. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Global Natural Resources Fund. The Board considered that the Fund outperformed the Lipper peer group for the one-year and since inception periods, though it underperformed the blended benchmark for those periods. The Board considered management’s recommendation of a strategy change for the Fund effective June 2009 to gain greater exposure to commodities. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Long/Short Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one-year period, underperformed the Lipper peer group since inception and outperformed the benchmark since inception. The Board concluded that, in light of the Fund’s relatively short operating history and its competitive performance versus the benchmark since the Fund’s inception in January 2007, it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of this Fund.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one- and five-year periods. The Fund underperformed the benchmark and outperformed the peer group for the ten-year period. The Board also considered that the Fund has outperformed its benchmark year-to-date through March 31, 2009. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the benchmark and the Lipper peer group for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund outperformed the primary benchmark and underperformed the Lipper peer group for the one-year period, although it underperformed both for the since inception period. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund performed consistent with the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and peer group since inception. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund underperformed the blended benchmark and the Lipper peer group for the one-year period. The Board also considered that the Fund has outperformed its benchmark year-to-date through April 30, 2009. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund underperformed the benchmark for the one-year and since inception periods and the Lipper peer group for the one-year period. The Fund outperformed the peer group for the since inception period. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one-year period and since inception. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser, noting that the Fund’s portfolio manager has over 40 years of investment experience. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one-and five-year periods. The Fund also underperformed the benchmark, but outperformed the Lipper peer group, for the ten-year period. The Board noted, however, that Goldman began sub-advising the Fund in April 2007 and that almost of the performance was not attributable to Goldman. The Board also considered that the Fund improved to the third decile in the Lipper peer group for the one-year period ended March 31, 2009. The Board concluded that it would be in the best interests of the Fund and its shareholders to allow Goldman more time to develop its performance record and to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund. Noting that the Fund commenced operations in October 2008, the Board considered that for the one-year period ended March 31, 2009, the similarly managed strategy performed consistently with its benchmark. The Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund and that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and the Lipper peer group for the one-year period ended December 31, 2008 and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Short Duration Bond Fund. The Board considered that the Fund underperformed its Lipper peer group and its benchmark for the one-year period and since inception. The Board noted that JNAM proposed a sub-adviser change for this Fund effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one- and ten-year periods, although the Fund outperformed the benchmark and peer group for the five-year period. The Board also considered that the Fund outperformed the benchmark for the one-year period ended March 31, 2009. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund performed in-line with the benchmark and the Lipper peer group for the one-year period. The Fund underperformed the benchmark and peer group for the five- and ten-year periods. The Board also considered that JPMorgan began sub-advising the Fund in December 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan to develop a performance record.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed the Lipper peer group for all periods, though it underperformed the benchmark for those periods. The Board also considered that JPMorgan began sub-advising the Fund in April 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan more time to develop a performance record.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund outperformed the benchmark and Lipper peer group for the one-year period. The Fund outperformed the benchmark and underperformed the peer group since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund. The Board considered the Fund outperformed the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed its benchmark and Lipper peer group for the five-year period, but outperformed its benchmark for the ten-year period. In light of the Fund’s objective of long-term capital appreciation and its competitive performance record for the ten-year period, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund underperformed its peer group for the one- and five-year periods and since inception, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund underperformed its peer group for the one- and five-year periods and since inception, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that, while the Fund underperformed the peer group and its benchmark for the one- and five-year periods, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Fund outperformed the peer group and underperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the five-year period and since inception. The Fund’s gross of fees performance was generally consistent with its benchmark for all periods presented. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund underperformed its benchmark and Lipper peer group for the one- and five-year periods and since inception. The Fund’s gross of fees performance was generally consistent with its benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 10 x 10 Fund and JNL/Mellon Capital Management Index 5 Fund. The Board considered that each Fund outperformed its peer group and its benchmark for the one-year period and since inception. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management European 30 Fund and JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board did not consider comparative investment information for these Funds because neither of the Funds had a full year of performance for the period considered by the Board. The Board considered the hypothetical performance presented for similarly managed strategies significantly outperformed their benchmarks for the one-, five-, and ten- -year periods as of December 31, 2007. The Board concluded that it would be in the best interests of the Funds and their shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods and outperformed the peer group since inception. The Board also considered that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM Asia ex-Japan Fund. The Board considered that the Fund underperformed its peer group and outperformed its benchmark for the one-year period and outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM China-India Fund. The Board considered that the Fund underperformed its peer group and outperformed its composite index for the one-year period and outperformed the composite index since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund. Noting that the Fund commenced operations in January 2007, the Board considered that the Fund underperformed its peer group and its benchmark for the one-year period and since inception. The Board concluded that, given the relatively short operating history of the Fund, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund outperformed the peer group and underperformed its benchmark for the one-, five- and ten-year periods. In particular, the Board noted that the Fund ranked in the top percentile of its Lipper peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Core Equity Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods and underperformed the benchmark for the ten-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since April 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and allow PPM America more time to develop its performance record.

JNL/PPM America Mid Cap Value Fund and JNL/PPM America Small Cap Value Fund. Noting that the Funds commenced operations in March 2008, the Board considered that the Funds underperformed each peer group and each benchmark since inception. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements, and to allow PPM America more time to develop its performance record.

JNL/PPM America Value Equity Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since January 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and to allow PPM America more time to develop its performance record.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its peer group and primary benchmark for the one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund. The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Value Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one- and five-year periods and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods and outperformed the peer group and its benchmark for the ten-year period. The Board also noted that the current portfolio manager began managing the Fund in October 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and to allow the portfolio manager more time to develop a performance record.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed its primary benchmark for the five-year period and underperformed its primary benchmark for the one- and ten-year periods. However, the Fund outperformed its secondary benchmark for all periods presented. The Fund also outperformed the Lipper peer group for all periods presented. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods and since inception and outperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark since inception. The Board also noted the Adviser’s assertion that the portfolio management team believes their proven approach remains valid and will ultimately reward those willing to make investments in fundamentally sound companies during times of uncertainty and stress. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. The Board considered that each Fund outperformed the peer group and benchmark for the one-year period. Each Fund underperformed its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund. The Board considered that the Fund outperformed its peer group and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Disciplined Growth Fund. Noting that the Fund commenced operations in January 2007, the Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that the blended benchmark does not include an allocation to an international equity index. Therefore, international exposure is not being captured in the benchmark and contributed to underperformance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and would be prudent to allow the Fund more time to develop a track record.

JNL/S&P Disciplined Moderate Fund and JNL/S&P Disciplined Moderate Growth Fund. Noting that each Fund commenced operations in January 2007, the Board considered that each Fund underperformed the peer group for the one-year period and outperformed the peer group since inception. Each Fund underperformed its blended benchmark for the one-year period. The Board also noted that the blended benchmark for each Fund does not include an allocation to an international equity index. Therefore, international exposure is not being captured in the benchmark and contributed to underperformance. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements and would be prudent to allow the Fund more time to develop a track record.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund outperformed the peer group for the one-year period and since inception. The Fund underperformed its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period and outperformed the peer group since the Fund’s inception in October 2004. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund underperformed the peer group for the one-year period, though it outperformed the peer group for the five- and ten-year periods. In addition, the Board considered that the Fund underperformed its blended benchmark for the one-and five-year periods, but outperformed its blended benchmark for the ten-year period. The Board also considered the Adviser’s assertion that, because the blended benchmark does not include an allocation to an international equity index, international exposure is not captured within the benchmark, which contributed to the Fund’s underperformance for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Fund outperformed its blended benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period, but outperformed its blended benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement Income Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2015 Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2020 Fund. The Board considered that the Fund outperformed the peer group and underperformed its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2025 Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

New Funds (JNL Series Trust):

JNL/Ivy Asset Strategy Fund. The Board considered the performance presented for a similarly managed strategy significantly outperformed its primary benchmark for the three- and five-year periods and since inception. The strategy underperformed its primary benchmark for the one-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered the hypothetical performance presented for a similarly managed strategy significantly outperformed its benchmark for the three-, five-, and seven-year periods ended March 31, 2009. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Existing Funds - JNL Variable Fund LLC:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund underperformed the peer group, its custom benchmark and its primary benchmark for the one- and five-year periods. The Board noted, however, that despite the recent underperformance versus the benchmarks, the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund underperformed the peer group for the one-year period, but outperformed the peer group for the five-year period. The Board also considered that the Fund outperformed its custom benchmark for the one-year period. The Fund underperformed its primary benchmark for the one-year period and performed consistently with its primary benchmark for the five-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period and outperformed its primary benchmark for the five-year period. The Fund underperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its custom benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund outperformed the peer group for the one-year period. The Fund underperformed its custom benchmark for the one-year period and underperformed its primary benchmark for all periods presented. However, the Fund outperformed its secondary benchmark for the one-year period and since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund underperformed the peer group, primary benchmark and its custom benchmark for the one- and five-year periods. The Fund outperformed its primary benchmark and the peer group since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 25 Fund. The Board considered that the Fund underperformed the peer group and custom benchmark and outperformed its primary benchmark for the one-year period. The Fund underperformed the peer group and primary benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line® 30 Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period. The Fund outperformed its custom benchmark for the one-year period. The Fund also outperformed its primary benchmark and peer group since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM Dividend Fund. The Board considered that the Fund underperformed the peer group and both its primary and custom benchmarks for the one-year period and since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 24 Fund. The Board considered that the Fund outperformed the peer group and its primary benchmark for the one-year period and since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund underperformed the peer group and both its primary and custom benchmarks for the one-year period and since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period. The Fund underperformed its custom benchmark for the one-year period. In addition, the Fund outperformed its primary benchmark since inception, but underperformed its custom benchmark and peer group for the same period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that the Fund underperformed the peer group and outperformed its custom benchmark for the one-year period and underperformed both the peer group and its custom benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® SMid 60 Fund. The Board considered that the Fund outperformed the peer group and its benchmarks for the one-year period. The Fund underperformed its custom benchmark for the one-year period. The Fund outperformed the peer group and underperformed its benchmarks since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that the Fund underperformed the peer group and outperformed its custom benchmark for the one-year period. The Fund outperformed both the peer group and its custom benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund underperformed the peer group for the one-year period and outperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-and five-year periods, but performed consistently with its benchmark since inception. The

Board also considered that the Fund’s investment in certain securities was constrained while the benchmark was not subject to such a limitation. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods. However, the Fund outperformed its benchmark since inception and the Fund’s gross of fees performance was generally consistent with its benchmark for the one- and five-year periods. The Board also considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund’s gross of fees performance was generally consistent with its benchmark for the one- and five-year periods and since inception. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one- and five-year periods, but the Fund’s gross of fees performance was generally consistent with its benchmark for those periods. The Board also considered that the Fund outperformed the peer group for the one-year and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-year period and outperformed the peer group for the five-year period. The Fund underperformed its benchmark for the five-year period, but outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that the Fund underperformed its peer group and its benchmark for the one- and five-year periods and since inception, however, the Fund performed satisfactorily against the benchmark despite being limited by diversification requirements under both securities and tax laws. In addition, the Fund’s gross of fees performance was generally consistent with its benchmark for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Series Trust - Existing Funds:

JNL/AIM Global Real Estate Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM International Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The

Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund’s advisory fee is slightly lower and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian International Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board considered that the Fund’s advisory fee is higher and sub-advisory fees are slightly lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Credit Suisse Global Natural Resources Fund. The Board considered that the Fund’s advisory fee is lower than and sub-advisory fees are equal to the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Credit Suisse Long/Short Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially identical sub-adviser fee schedules. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Short Duration Bond Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. The Board noted that the Fund is the only fund in the peer group that currently has a sub-adviser. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided. The Board noted that JNAM proposed a sub-adviser change for this Fund effective September 28, 2009.

JNL/JPMorgan International Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are slightly higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Lazard Mid Cap Equity Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management 10 x 10 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is consistent with the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are slightly lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management European 30 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PAM Asia ex-Japan Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PAM China-India Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund’s advisory fees are equal to that of the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Core Equity Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided. The Board noted that JNAM proposed a merger for this Fund effective September 28, 2009.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Mid Cap Value Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Small Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Value Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Balanced Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Money Market Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Competitive Advantage Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Dividend Income & Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Intrinsic Value Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Total Yield Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P 4 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. In addition, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement Income Fund. The Board considered that the Fund’s advisory fees are lower than the respective peer group averages and sub-advisory fees are slightly higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2015 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2020 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2025 Fund. The Board considered that the Fund’s advisory fees are lower than the respective peer group averages and sub-advisory fees are slightly higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL Series Trust - New Funds:

JNL/Ivy Asset Strategy Fund. The Board considered that the Fund’s advisory fees are equal to the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its potential shareholders in light of the services to be provided.

JNL Variable Fund LLC - Existing Funds:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Nasdaq® 25 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Value Line® 30 Fund. The Board considered that the Fund’s advisory fees are equal to the peer group average and the sub-advisory fees are lower than the peer group average. While the Fund’s total expense ratio is higher than the peer group average (partially due to the license fee paid to Value Line), JNAM believes the Fund’s total expense ratio is consistent with other multi-cap growth funds not included in the peer group by Lipper (due to the size of the comparable funds). The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management DowSM Dividend Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® 24 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® SMid 60 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board noted that total expenses are lower than those of the peer group for the JNL/PIMCO Total Return Bond Fund.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, sub-advisers would not be required to participate in the meetings and recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings. In addition, certain affiliates of the sub-advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Also, certain affiliates of JNAM participate in the sale of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receive selling and other compensation from them in connection with those activities. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. In addition, the Board noted that the Board approved J.P. Morgan Chase Bank, N.A. as the Funds’ custodian and securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust, effective August 31, 2009.

JNL Series Trust

JNL Variable Fund LLC

One Corporate Way

Lansing, MI 48951

VADV6413 06/09

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2009, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
June 30, 2009

Shares/Par/ Contracts (q)	Value

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 84.4%
CONSUMER DISCRETIONARY - 14.5%
361 Degrees International Ltd. (c).(t) (u)	151	$ 76
ABC-Mart Inc. (e)	28	716
Alexon Group Plc	192	155
ANTA Sports Products Ltd.	441	551
Autoliv Inc.	12	351
Bloomsbury Publishing Plc	234	480
CC Land Holdings Ltd.	1,515	985
Cheil Worldwide Inc.	2	334
DSG International Plc	1,217	461
Eaga Plc (e)	123	267
ElringKlinger AG	20	342
Exedy Corp. (e)	18	352
Fairpoint Group Plc (c)	49	43
Future Plc	303	91
Gaming VC Holdings SA	85	232
Groupe Aeroplan Inc.	38	267
Hankook Tire Co. Ltd.	15	196
Hellenic Duty Free Shops SA (c)	22	222
Hyundai Department Store Co. Ltd.	6	446
Inchcape Plc	1,661	519
JB Hi-Fi Ltd. (e)	63	781
Kingdom Hotel Investments - GDR (c)	28	83
MegaStudy Co. Ltd.	2	409
Mothercare Plc	21	164
Proto Corp.	46	1,310
Rodriguez Group (c) (f) (u)	9	12
Shimachu Co. Ltd.	3	53
SJM Holdings Ltd.	435	161
Sogefi SpA (c)	125	180
Sportech Plc (c)	82	99
Sumitomo Rubber Industries Inc. (e)	22	177
UTV Media Plc (e)	43	45
Xebio Co. Ltd. (e)	6	120
Yell Group Plc (c)	191	83
		10,763
CONSUMER STAPLES - 9.0%
Barry Callebaut AG (c)	-	85
BaWang International Holding Limited (c) (f) (t) (u)	238	72
C&C Group Plc	166	560
Davide Campari-Milano SpA	162	1,297
Drogasil SA	50	481
Hite Brewery Co. Ltd.	3	338
Hypermarcas SA (c) (t) (u)	13	161
MARR SpA	83	643
Milbon Co. Ltd. (e)	41	919

Olam International Ltd. (t) (u)	381	639
Sugi Holdings Co. Ltd.	11	229
Sundrug Co. Ltd. (e)	36	791
Tassal Group Ltd. (e)	308	482
		6,697
ENERGY - 1.6%
CIC Energy Corp. (c)	41	64
Dockwise Ltd. (c)	302	340
Flex LNG Ltd. (c) (u)	196	396
SeaDrill Ltd. (e)	18	254
Vermilion Energy Trust	4	101
		1,155
FINANCIALS - 12.3%
Ascendas India Trust	791	377
Ascendas Real Estate Investment Trust (e)	254	279
Banque Cantonale Vaudoise	-	97
Bolsas y Mercados Espanoles	14	415
CapitaCommercial Trust (t) (u)	494	280
CapitaMall Trust (t) (u)	239	231
Close Brothers Group Plc	42	450
Espirito Santo Financial Group SA	16	262
Hopewell Holdings Ltd.	12	38
Industrial Alliance Insurance & Financial Services Inc.	18	398
Iwai Securities Co. Ltd.	25	247
kabu.com Securities Co. Ltd.	-	305
Kagawa Bank Ltd. (e)	47	196
Korean Reinsurance Co.	61	563
Liberty International Plc (t) (u)	9	58
Liontrust Asset Management Plc	25	44
Mah Sing Group Berhad	206	102
Midland Holdings Ltd. (e)	1,354	825
Orix JREIT Inc.	-	367
Paragon Group Companies Plc	421	526
Shaftesbury Plc (t) (u)	31	151
SpareBank Midt-Norge (e)	29	193
Sparebanken Nord-Norge	15	182
Sumitomo Real Estate Sales Co. Ltd.	25	1,194
Sun Frontier Fudousan Co. Ltd. (c) (e)	1	165
Tokyo Tomin Bank Ltd. (e)	21	407
Tokyu Livable Inc.	15	138
Van Lanschot NV	2	130
Yanlord Land Group Ltd. (e)	340	538
		9,158
HEALTH CARE - 9.6%
As One Corp. (e)	8	149
Biovail Corp.	22	293
Genmab A/S (c)	25	849
Hogy Medical Co. Ltd.	12	621
MANI Inc.	19	1,215
Nakanishi Inc.	21	1,540
Nestor Healthcare Group Plc	160	74
Omega Pharma SA	21	683
Pharmstandard OJSC - GDR (c) (u)	15	233
Sysmex Corp. (e)	40	1,446

		7,103
INDUSTRIALS - 15.4%
Aecon Group Inc. (e)	61	600
Amano Corp.	46	451
Atkins (WS) Plc	15	148
BFI Canada Ltd.	40	459
Brunel International NV	20	457
Chiyoda Corp. (e)	109	885
Cosel Co. Ltd.	9	93
Fenner Plc	49	77
Glory Ltd. (e)	10	207
Harmonic Drive Systems Inc.	-	146
Kaba Holding AG	1	177
KCC Engineering & Construction Co. Ltd.	5	111
Kintetsu World Express Inc. (e)	13	313
Melco International Development Ltd. (c) (e)	586	322
MISUMI Group Inc. (e)	32	454
Miura Co. Ltd.	59	1,308
NovaCast AB - Class B (c) (u)	34	59
OPD Group Plc	19	17
Pronexus Inc. (e)	15	110
Robert Walters Plc	61	145
S1 Corp.	9	394
Saft Groupe SA	4	166
Sagami Railway Co. Ltd. (e)	62	254
Sankyu Inc.	104	410
Sato Corp. (e)	31	284
Seco Tools AB - Class B	21	188
Seek Ltd. (e)	389	1,306
Simrad Optronics ASA (c)	260	184
SMA Solar Technology SA (e)	9	674
Spirax-Sarco Engineering Plc	9	126
Telegate AG	26	272
Tocalo Co. Ltd. (e)	20	273
Trafficmaster Plc (c)	109	52
Transpacific Industries Group Ltd. (f) (u)	46	53
Uponor Oyj	12	141
WestJet Airlines Ltd. (c)	13	114
		11,430
INFORMATION TECHNOLOGY - 10.8%
Acal Plc (e)	69	120
Aixtron AG	26	318
ARM Holdings Plc	211	415
Boewe Systec AG (c)	8	73
COM DEV International Ltd. (c)	45	112
CSR Plc (c)	19	109
Dai-ichi Seiko Co. Ltd.	33	879
Dialog Semiconductor Plc (c)	90	316
Ebiquity Plc (c)	45	34
Filtronic Plc (c)	156	97
Giant Interactive Group Inc. - ADR (e)	12	99
Halma Plc	30	96
Hamamatsu Photonics KK	41	792
Icom Inc. (e)	18	398

Kontron AG	77	986
Micronics Japan Co. Ltd. (e)	31	452
Monitise Plc (c)	870	95
Netease.com - ADR (c)	3	116
Perfect World Ltd. - ADR (c)	5	140
Premier Farnell Plc	67	140
Rotork Plc	12	161
Sandvine Corp. (c)	130	152
Sepura Ltd. (e)	167	122
Shanda Interactive Entertainment Ltd. - ADR (c) (e)	3	131
Tecmo Koei Holdings Co. Ltd. (c)	21	159
Temenos Group AG (c)	26	439
Wacom Co. Ltd. (e)	-	823
Yamatake Corp.	13	264
		8,038
MATERIALS - 10.3%
Banro Corp. (c) (e) (f)	153	304
Delta Plc	151	293
Farallon Resources Ltd. (c)	750	193
First Uranium Corp. (c)	25	88
Fronteer Development Group Inc. (c)	63	217
Gem Diamonds Ltd. (c) (t) (u)	67	169
Great Basin Gold Ltd. (c) (e)	123	168
Gunns Ltd. (t) (u)	273	237
Iluka Resources Ltd. (c)	291	670
Inmet Mining Corp.	5	194
Katanga Mining Ltd. (c) (e)	46	17
Labrador Iron Ore Royalty Income Fund	36	972
Minefinders Corp. (c) (e)	56	388
Namakwa Diamonds Ltd. (c)	95	63
New Gold Inc. (c)	101	268
Noranda Income Fund	142	345
Peter Hambro Mining Plc	112	1,116
Platmin Ltd. (c)	698	524
Polaris Minerals Corp. (c)	48	84
Red Back Mining Inc. (c)	39	339
Resin Systems Inc. (c)	745	275
Rhodia SA (c)	14	106
Uranium One Inc. (c) (e)	261	598
Whitemud Resources Inc. (c)	50	46
		7,674
TELECOMMUNICATION SERVICES - 0.4%
Freenet AG (c) (e)	30	305

UTILITIES - 0.5%
Elia System Operator SA	9	322
Emp Distribuidora y Comercializadora Norta SA - ADR (c)	7	37
		359

Total Common Stocks (cost $75,753)		62,682

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Biotest AG	2	83

Total Preferred Stocks (cost $114)			83

INVESTMENT FUNDS - 3.3%
SPDR S&P International Small Cap ETF (e)		114	2,422
Total Investment Funds (cost $2,109)			2,422

RIGHTS - 0.1%
Katanga Mining Ltd. (c) (f)		46	1
Resin Systems Inc. (c)		745	58
Shaftesbury Plc (c) (t) (u)		20	40

Total Rights (cost $273)			99

WARRANTS - 0.0%
Minefinders Corp. (c)		19	66
Petaquilla Copper Ltd. (c) (f)		182	-
Peter Hambro Mining Plc (c)		10	6

Total Warrants (cost $81)			72

CORPORATE BONDS AND NOTES - 0.3%
CONSUMER STAPLES - 0.1%
Olam International Ltd., 1.00%, 07/03/13		$ 100	86

FINANCIALS - 0.2%
CapitaMall Trust, 1.00%, 07/02/13	SGD	250	166

Total Corporate Bonds and Notes (cost $203)			252

SHORT TERM INVESTMENTS - 27.8%
Mutual Funds - 13.2%
JNL Money Market Fund, 0.19% (a) (h)		9,835	9,835
Securities Lending Collateral - 14.6%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)		7,164	7,164
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)		3,797	3,715
Mellon GSL Reinvestment Trust II (d) (f) (u)		212	-
			10,879

Total Short Term Investments (cost $21,008)			20,714

Total Investments - 116.1% (cost $99,541)			86,324
Other Assets and Liabilities, Net - (16.1%)			(11,985)
Total Net Assets - 100%			$ 74,366

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 72.7%
ENERGY - 19.1%
Addax Petroleum Corp.		-	$ 17
Anadarko Petroleum Corp.		15	700
Apache Corp.		13	932
ARC Energy Trust		1	21
Arch Coal Inc. (e)		4	64

BG Group Plc	161	2,692
BP Plc	817	6,424
Cabot Oil & Gas Corp. - Class A	2	53
Cairn Energy Plc (c)	-	5
Caltex Australia Ltd.	2	22
Cameco Corp.	4	105
Canadian Natural Resources Ltd.	6	297
Canadian Oil Sands Trust	3	66
Chesapeake Energy Corp.	24	472
Chevron Corp.	76	5,005
Cimarex Energy Co.	2	56
ConocoPhillips	60	2,523
Consol Energy Inc.	3	92
Cosmo Oil Co. Ltd.	10	34
Crescent Point Energy Trust (c)	1	21
Denbury Resources Inc. (c)	6	92
Devon Energy Corp.	21	1,146
El Paso Corp.	10	95
Enbridge Inc.	18	627
EnCana Corp.	26	1,284
ENI SpA	102	2,401
EOG Resources Inc.	11	754
Exxon Mobil Corp.	197	13,740
Galp Energia SGPS SA (e)	55	773
Gazprom OAO - ADR	95	1,915
Hellenic Petroleum SA	-	1
Hess Corp.	14	744
Idemitsu Kosan Co. Ltd. (e)	-	2
Imperial Oil Ltd.	5	206
INPEX Corp.	-	216
Japan Petroleum Exploration Co.	-	4
Lundin Petroleum AB (c)	-	1
Marathon Oil Corp.	21	622
Mongolia Energy Co. Ltd. (c)	1	-
Murphy Oil Corp.	4	204
Neste Oil Oyj	-	2
Newfield Exploration Co. (c)	5	157
Nexen Inc.	17	362
Nippon Mining Holdings Inc.	28	143
Nippon Oil Corp.	22	130
Noble Energy Inc.	5	266
Gazprom OAO - ADR	19	394
Occidental Petroleum Corp.	26	1,713
OMV AG	-	5
Origin Energy Ltd.	25	294
Peabody Energy Corp.	9	272
Petro-Canada	10	381
PetroHawk Energy Corp. (c)	5	106
Petroleo Brasileiro SA - Petrobras - ADR (e)	111	4,558
Pioneer Natural Resources Co.	6	147
Plains Exploration & Production Co. (c)	3	90
Range Resources Corp.	8	351
Repsol YPF SA (e)	54	1,208
Rosneft Oil Co. - GDR (c) (e)	230	1,254

Royal Dutch Shell Plc - Class B	196	4,921
Santos Ltd.	26	302
Saras SpA	-	1
SBM Offshore NV (e)	3	47
Showa Shell Sekiyu KK	-	1
Southwestern Energy Co. (c)	9	368
Spectra Energy Corp.	24	405
StatoilHydro ASA	22	426
Suncor Energy Inc.	25	763
Sunoco Inc.	2	43
Talisman Energy Inc.	8	113
TonenGeneral Sekiyu KK	-	2
Total SA (e)	64	3,447
TransCanada Corp.	27	718
Tullow Oil Plc	1	11
Valero Energy Corp.	21	347
Williams Cos. Inc.	21	329
Woodside Petroleum Ltd.	19	654
XTO Energy Inc.	18	682
		69,841
MATERIALS - 53.6%
Acerinox SA (e)	9	170
Agnico-Eagle Mines Ltd.	17	882
Agrium Inc.	9	373
Air Liquide	11	1,014
Air Products & Chemicals Inc.	11	716
AK Steel Holding Corp.	42	812
Akzo Nobel NV	12	511
Alcoa Inc. (e)	210	2,167
Allegheny Technologies Inc.	77	2,701
Alumina Ltd.	431	501
Anglo American Plc	295	8,571
Antofagasta Plc	33	319
ArcelorMittal (e)	170	5,563
Asahi Kasei Corp.	30	153
Barrick Gold Corp.	145	4,861
BASF SE	46	1,843
BHP Billiton Plc	1,521	34,132
BlueScope Steel Ltd.	191	388
Celanese Corp. - Class A	3	71
CF Industries Holdings Inc.	2	158
Cliffs Natural Resources Inc.	116	2,833
Commercial Metals Co.	52	837
Daicel Chemical Industries Ltd.	-	3
Daido Steel Co. Ltd.	64	263
Denki Kagaku Kogyo K K	1	2
DIC Corp.	1	2
Dow Chemical Co.	91	1,467
Dowa Mining Co. Ltd.	63	263
Eastman Chemical Co.	4	146
Ecolab Inc.	11	423
EI Du Pont de Nemours & Co.	62	1,598
Eramet	1	209
Eurasian Natural Resources Corp.	52	564

Fortescue Metals Group Ltd. (c)	287	877
Freeport-McMoRan Copper & Gold Inc.	47	2,342
Givaudan SA	-	55
Goldcorp Inc. (e)	95	3,317
Hitachi Chemical Co. Ltd.	-	2
Hitachi Metals Ltd.	36	307
Holmen AB	30	655
Incitec Pivot Ltd.	76	146
International Flavors & Fragrances Inc.	-	14
International Paper Co.	439	6,646
JFE Holdings Inc.	122	4,112
Johnson Matthey Plc (e)	58	1,094
JSR Corp.	2	34
K+S AG	5	280
Kaneka Corp.	-	3
Kansai Paint Co. Ltd.	-	3
Kazakhmys Plc	14	146
Kinross Gold Corp.	92	1,678
Kobe Steel Ltd.	663	1,239
Koninklijke DSM NV	5	154
Kuraray Co. Ltd.	1	6
Linde AG	10	816
Lonmin Plc	18	357
Maruichi Steel Tube Ltd.	-	6
MeadWestvaco Corp.	151	2,479
Mitsubishi Chemical Holdings Corp.	12	51
Mitsubishi Gas Chemical Co. Inc.	8	44
Mitsubishi Materials Corp.	268	837
Mitsubishi Rayon Co. Ltd.	17	50
Mitsui Chemicals Inc.	11	35
Mitsui Mining & Smelting Co. Ltd. (c)	109	283
Monsanto Co.	35	2,618
Mosaic Co.	5	221
Newcrest Mining Ltd.	115	2,836
Newmont Mining Corp.	64	2,602
Nippon Paper Group Inc. (e)	107	2,759
Nippon Steel Corp. (e)	1,409	5,412
Nissan Chemical Industries Ltd.	-	2
Nisshin Steel Co. Ltd.	147	330
Nitto Denko Corp.	10	293
Norsk Hydro ASA (c)	89	458
Novozymes A/S	-	6
Nucor Corp.	85	3,765
Nufarm Ltd.	2	17
OJI Paper Co. Ltd.	932	4,017
OneSteel Ltd.	232	482
Orica Ltd.	20	358
OSAKA Titanium Technologies Co. Ltd.	3	118
Outokumpu Oyj	15	261
OZ Minerals Ltd.	671	497
Potash Corp.	14	1,271
PPG Industries Inc.	11	498
Praxair Inc.	17	1,218
Rautaruukki Oyj	8	163

Rio Tinto Ltd.	73	3,050
Rio Tinto Plc	246	8,508
Salzgitter AG (e)	44	3,896
Shin-Etsu Chemical Co. Ltd.	23	1,070
Showa Denko KK	80	144
Sigma-Aldrich Corp.	5	243
Sims Metal Management Ltd.	31	660
Solvay SA	2	147
SSAB Svenskt Stal AB - Class A	7	82
SSAB Svenskt Stal AB - Class B	-	5
Stora Enso Oyj - Class R (c)	612	3,230
Sumitomo Chemical Co. Ltd.	88	397
Sumitomo Metal Industries Ltd.	889	2,372
Sumitomo Metal Mining Co. Ltd.	112	1,585
Svenska Cellulosa AB	446	4,683
Syngenta AG	7	1,523
Taiyo Nippon Sanso Corp. (e)	-	4
Teijin Ltd.	14	45
ThyssenKrupp AG	75	1,859
Tokuyama Corp.	-	3
Tokyo Steel Manufacturing Co. Ltd.	13	158
Toray Industries Inc.	25	128
Tosoh Corp. (e)	7	20
Ube Industries Ltd.	14	39
Umicore	61	1,372
United States Steel Corp. (e)	94	3,365
UPM-Kymmene Oyj (e)	516	4,493
Vale SA - ADR (e)	423	7,457
Vedanta Resources Plc (e)	11	224
Voestalpine AG (e)	13	352
Wacker Chemie AG	-	3
Weyerhaeuser Co.	233	7,104
Xstrata Plc	395	4,276
Yamato Kogyo Co. Ltd.	6	166
Yara International ASA	2	58
		195,507

Total Common Stocks (cost $306,313)		265,348

CORPORATE BONDS AND NOTES - 3.0%
FINANCIALS - 3.0%
Societe Generale Commodity Linked Note,
0.46%, 07/12/10 (f) (i) (t) (v)	$13,000	11,075

Total Corporate Bonds and Notes (cost $13,000)		11,075

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
GOVERNMENT SECURITIES - 4.7%
Sovereign - 4.7%
Svensk Exportkredit AB, 0.34%, 07/19/10 (f) (i)	20,000	17,058
Total Government and Agency Obligations (cost $20,000)		17,058

SHORT TERM INVESTMENTS - 22.9%
Federal Home Loan Bank - 10.2%

Federal Home Loan Bank
0.40%, 07/06/09	10,000	10,000
0.16%, 07/15/09	10,000	9,999
0.39%, 07/17/09	7,200	7,199
0.30%, 08/10/09	10,000	9,998
		37,196
Federal Home Loan Mortgage Corp. - 5.2%
Federal Home Loan Mortgage Corp.
0.56%, 08/31/09	7,000	6,999
0.60%, 09/14/09	12,000	11,996
		18,995
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association,
0.16%, 07/22/09	10,000	9,999

Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (h)	2,721	2,721

Securities Lending Collateral - 4.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	5,034	5,034
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	10,068	9,851
Mellon GSL Reinvestment Trust II (d) (f) (u)	317	-
		14,885

Total Short Term Investments (cost $84,328)		83,796

Total Investments - 103.3% (cost $423,641)		377,277
Other Assets and Liabilities, Net - (3.3%)		(12,093)
Total Net Assets - 100%		$ 365,184

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 119.0%
CONSUMER DISCRETIONARY - 17.5%
99 Cents Only Stores (c)	27	$ 365
Aaron’s Inc. (n)	5	143
Aeropostale Inc. (c) (n)	9	302
Amazon.com Inc. (c)	3	276
Apollo Group Inc. - Class A (c)	2	114
AutoNation Inc. (c) (n)	8	142
Barnes & Noble Inc. (n)	6	116
Big Lots Inc. (c) (n)	1	29
Brinker International Inc.	-	5
Cabela’s Inc. - Class A (c) (n)	1	10
Cablevision Systems Corp. - Class A	3	64
Capella Education Co. (c)	-	18
Career Education Corp. (c) (n)	7	162
Cheesecake Factory Inc. (c)	8	130
Cinemark Holdings Inc.	2	27
Comcast Corp. - Class A (n)	31	446
Corinthian Colleges Inc. (c) (n)	25	415
Cracker Barrel Old Country Store Inc. (n)	3	92
Darden Restaurants Inc.	1	20
DISH Network Corp. (c) (n)	34	43
Dollar Tree Inc. (c) (n)	1	46
Eastman Kodak Co.	2	6
Expedia Inc. (c) (n)	22	338
Family Dollar Stores Inc. (n)	11	311
Foot Locker Inc. (n)	28	296
Ford Motor Co. (c)	12	72
Fossil Inc. (c) (n)	1	29
GameStop Corp. - Class A (c) (n)	14	308
Gannett Co. Inc.	2	7
Gap Inc.	11	174
Garmin Ltd.	4	98
Gaylord Entertainment Co. (c)	-	5
Gentex Corp.	4	43
H&R Block Inc. (n)	2	34
Harte-Hanks Inc.	22	206
Hillenbrand Inc.	1	23
IMAX Corp. (c)	3	25
Interpublic Group of Cos. Inc. (c)	8	40
Jack in the Box Inc. (c)	-	4
Leggett & Platt Inc. (n)	39	588
Lowe’s Cos. Inc.	2	41
Magna International Inc.	2	63
Marvel Entertainment Inc. (c) (n)	9	303
Mattel Inc.	18	292
McDonald’s Corp.	3	178
McGraw-Hill Cos. Inc.	14	406
NetFlix Inc. (c) (n)	7	285
Newell Rubbermaid Inc.	40	420
News Corp. - Class A (n)	36	323
Office Depot Inc. (c)	2	10
Omnicom Group Inc.	5	171
Panera Bread Co. - Class A (c)	12	599
Penske Auto Group Inc.	10	165

PetSmart Inc.	24	504
PF Chang’s China Bistro Inc. (c)	15	482
Priceline.com Inc. (c)	2	234
RadioShack Corp.	11	156
Regal Entertainment Group - Class A	10	129
Regis Corp.	5	78
Rent-A-Center Inc. (c)	11	191
Ross Stores Inc.	1	27
Sally Beauty Holdings Inc. (c)	5	29
Scripps Networks Interactive Inc.	1	19
Smith & Wesson Holding Corp. (c)	-	1
Sonic Automotive Inc.	3	33
Sonic Corp. (c)	1	10
Steak n Shake Co. (c)	2	17
Sturm Ruger & Co. Inc.	2	30
Tenneco Inc. (c)	6	67
Timberland Co. - Class A (c)	6	85
TJX Cos. Inc. (n)	10	308
Tractor Supply Co. (c)	3	128
True Religion Apparel Inc. (c)	1	29
Tupperware Brands Corp.	-	3
Valassis Communications Inc. (c)	2	13
Warnaco Group Inc. (c) (n)	5	146
Washington Post Co.	-	35
Weight Watchers International Inc.	-	5
WMS Industries Inc. (c)	9	284
		12,371
CONSUMER STAPLES - 8.6%
AgFeed Industries Inc. (c)	1	3
Andersons Inc.	6	170
Archer-Daniels-Midland Co. (n)	6	167
Boston Beer Co. Inc. - Class A (c)	-	6
Central Garden & Pet Co. (c)	2	23
Chiquita Brands International Inc. (c)	1	14
Constellation Brands Inc. - Class A (c)	-	5
Cott Corp. (c)	1	5
Dean Foods Co. (c) (n)	15	286
Del Monte Foods Co.	12	114
Diamond Foods Inc.	1	28
Dr. Pepper Snapple Group Inc. (c)	5	106
Hansen Natural Corp. (c)	1	43
Hormel Foods Corp.	4	124
Kellogg Co.	1	51
Kraft Foods Inc. - Class A	14	347
Lancaster Colony Corp. (n)	14	631
Lorillard Inc. (n)	10	691
Pepsi Bottling Group Inc.	1	37
PepsiAmericas Inc.	4	110
Philip Morris International Inc. (n)	18	768
Procter & Gamble Co. (n)	12	613
Sara Lee Corp.	12	114
Sysco Corp. (n)	7	151
Tootsie Roll Industries Inc.	2	43
TreeHouse Foods Inc. (c)	1	17

Tyson Foods Inc.	33	417
United Natural Foods Inc. (c)	3	76
Universal Corp.	-	3
Wal-Mart Stores Inc. (n)	19	920
Winn-Dixie Stores Inc. (c)	1	10
		6,093
ENERGY - 16.4%
Alpha Natural Resources Inc. (c) (n)	14	370
Apache Corp. (n)	4	289
Atlas Pipeline Partners LP	24	195
Atwood Oceanics Inc. (c)	1	22
Berry Petroleum Co. - Class A (n)	11	206
Bill Barrett Corp. (c)	-	5
BPZ Resources Inc. (c)	3	14
CARBO Ceramics Inc. (n)	-	14
ConocoPhillips (n)	2	63
Diamond Offshore Drilling Inc.	2	166
Dresser-Rand Group Inc. (c) (n)	9	245
EnCana Corp.	2	99
ENSCO International Inc. (n)	16	565
Exxon Mobil Corp. (n)	65	4,544
Foundation Coal Holdings Inc.	5	146
Global Industries Ltd. (c)	20	113
Hess Corp. (n)	5	285
Murphy Oil Corp. (n)	11	593
National Oilwell Varco Inc. (c) (n)	1	16
Natural Gas Services Group Inc. (c)	-	1
Noble Corp. (n)	28	844
Occidental Petroleum Corp. (n)	21	1,395
Oceaneering International Inc. (c)	6	285
Patriot Coal Corp. (c)	1	8
Petro-Canada	12	473
Pioneer Natural Resources Co.	2	43
Rex Energy Corp. (c)	4	21
Rowan Cos. Inc.	16	314
SandRidge Energy Inc. (c)	4	33
SEACOR Holdings Inc. (c) (n)	1	75
Southwestern Energy Co. (c)	4	171
Tidewater Inc. (n)	-	9
USEC Inc. (c)	1	5
		11,627
FINANCIALS - 16.7%
ACE Ltd.	3	137
AFLAC Inc. (n)	12	361
American International Group Inc.	-	-
Apartment Investment & Management Co.	1	9
Apollo Investment Corp.	5	32
Arthur J Gallagher & Co. (n)	37	780
Assured Guaranty Ltd.	-	1
AvalonBay Communities Inc.	1	34
BancorpSouth Inc.	23	468
Bank of America Corp. (n)	70	925
Bank of New York Mellon Corp. (n)	9	264
BlackRock Inc.	1	105

Blackstone Group LP	9	94
Boston Properties Inc.	1	52
Charles Schwab Corp. (n)	44	775
Cincinnati Financial Corp.	1	11
CIT Group Inc.	3	6
Citigroup Inc. (n)	46	138
CME Group Inc.	-	62
CNA Financial Corp.	24	368
E*Trade Financial Corp. (c)	4	5
Equity Residential	2	51
Evercore Partners Inc. - Class A	1	28
Federal National Mortgage Association	3	2
Federated Investors Inc. - Class B	-	2
First American Corp. (n)	12	319
FirstMerit Corp.	10	165
HCC Insurance Holdings Inc. (n)	27	658
HCP Inc.	2	49
Health Care REIT Inc.	1	31
Host Hotels & Resorts Inc.	5	42
Hudson City Bancorp Inc. (n)	18	233
Huntington Bancshares Inc.	5	19
Invesco Ltd.	12	214
Investment Technology Group Inc. (c)	1	12
KeyCorp	5	25
Kimco Realty Corp.	3	27
Loews Corp. (n)	12	315
Marshall & Ilsley Corp.	3	14
MBIA Inc. (c)	2	6
MetLife Inc. (n)	7	222
MSCI Inc. (c)	-	5
NASDAQ OMX Group Inc. (c)	1	23
Nelnet Inc. - Class A (c)	1	19
NewAlliance Bancshares Inc. (n)	50	572
NYSE Euronext	1	14
Odyssey Re Holdings Corp.	2	68
Old National Bancorp	1	14
Plum Creek Timber Co. Inc.	1	39
Principal Financial Group Inc.	9	177
Progressive Corp. (c)	2	26
ProLogis	4	29
Protective Life Corp.	3	29
Prudential Financial Inc. (n)	11	417
Public Storage	1	65
Raymond James Financial Inc.	1	19
Regions Financial Corp.	10	40
Simon Property Group Inc.	2	121
State Street Corp. (n)	5	223
T. Rowe Price Group Inc.	-	17
TD Ameritrade Holding Corp. (c)	8	133
Tompkins Financial Corp.	1	24
Torchmark Corp.	3	119
Transatlantic Holdings Inc.	2	69
U.S. Bancorp	12	222
Unum Group (n)	38	601

Validus Holdings Ltd.	7	143
Ventas Inc.	1	39
Vornado Realty Trust	1	60
Waddell & Reed Financial Inc. - Class A (n)	20	533
Wells Fargo & Co. (n)	37	885
Zions Bancorporation	3	32
		11,838
HEALTH CARE - 15.6%
Abbott Laboratories (n)	22	1,030
Acorda Therapeutics Inc. (c)	-	6
American Medical Systems Holdings Inc. (c)	-	3
AMERIGROUP Corp. (c)	-	3
Amgen Inc. (c) (n)	9	498
Amsurg Corp. (c)	-	6
Biogen Idec Inc. (c)	6	275
Bio-Rad Laboratories Inc. - Class A (c) (n)	5	408
Bristol-Myers Squibb Co. (n)	37	760
Cerner Corp. (c)	3	156
Coventry Health Care Inc. (c) (n)	7	125
Covidien Plc	1	30
Cubist Pharmaceuticals Inc. (c) (n)	4	81
Eli Lilly & Co.	7	236
Emeritus Corp. (c)	2	20
Enzon Pharmaceuticals Inc. (c)	1	10
Express Scripts Inc. (c)	4	282
HealthSouth Corp. (c)	1	19
Hospira Inc. (c)	1	27
Humana Inc. (c)	-	13
Immunogen Inc. (c)	2	21
IMS Health Inc. (n)	1	11
Johnson & Johnson (n)	16	920
Kindred Healthcare Inc. (c)	6	73
Medco Health Solutions Inc. (c)	4	169
Medtronic Inc.	4	126
Merck & Co. Inc.	-	11
Molina Healthcare Inc. (c)	2	50
Myriad Genetics Inc. (c)	4	143
Myriad Pharmaceuticals Inc. (c)	1	5
Omnicare Inc.	5	129
PDL BioPharma Inc.	-	2
Pfizer Inc. (n)	153	2,298
Psychiatric Solutions Inc. (c)	-	5
ResMed Inc. (c)	11	440
Schering-Plough Corp.	26	641
Sepracor Inc. (c) (n)	14	246
St. Jude Medical Inc. (c)	2	62
Stryker Corp. (n)	10	378
Symmetry Medical Inc. (c)	1	7
Tenet Healthcare Corp. (c)	4	10
Thoratec Corp. (c)	11	284
United Therapeutics Corp. (c)	-	8
Valeant Pharmaceutical International (c)	10	247
Varian Medical Systems Inc. (c)	-	14
Warner Chilcott Ltd. (c) (n)	6	83

Waters Corp. (c)	4	180
Watson Pharmaceuticals Inc. (c)	8	276
WellPoint Inc. (c) (n)	5	254
		11,081
INDUSTRIALS - 11.8%
3M Co.	12	745
AECOM Technology Corp. (c)	2	58
AirTran Holdings Inc. (c)	2	11
Armstrong World Industries Inc. (c)	2	35
Cintas Corp.	-	9
Cooper Industries Ltd. - Class A	13	394
Copa Holdings SA	1	49
Crane Co. (n)	26	589
CSX Corp. (n)	2	73
Cubic Corp.	1	29
Dollar Thrifty Automotive Group Inc. (c)	3	45
Dycom Industries Inc. (c)	5	52
EnergySolutions Inc.	1	10
EnerSys (c)	-	4
Equifax Inc.	1	13
Federal Signal Corp.	4	33
Flowserve Corp. (n)	1	35
Fluor Corp. (n)	10	503
FTI Consulting Inc. (c) (n)	2	76
General Electric Co. (n)	19	224
Genesee & Wyoming Inc. - Class A (c)	-	3
Granite Construction Inc.	2	63
Hubbell Inc. - Class B (n)	3	90
ITT Corp. (n)	21	939
KBR Inc.	3	55
Manitowoc Co. Inc.	3	17
Marten Transport Ltd. (c)	1	12
McDermott International Inc. (c)	1	24
Mine Safety Appliances Co.	1	19
Northrop Grumman Corp. (n)	28	1,284
Pitney Bowes Inc.	11	241
Raytheon Co. (n)	32	1,426
Rockwell Collins Inc.	8	351
Rollins Inc. (n)	2	38
Spirit Aerosystems Holdings Inc. (c)	3	45
Tennant Co.	4	75
Tredegar Corp.	-	1
Tyco International Ltd.	-	10
United Technologies Corp.	11	561
UTi Worldwide Inc. (c)	3	36
Werner Enterprises Inc. (n)	5	99
		8,376
INFORMATION TECHNOLOGY - 17.0%
Activision Blizzard Inc. (c)	2	29
Acxiom Corp.	3	23
ADTRAN Inc.	1	15
Advanced Micro Devices Inc. (c)	5	19
Advent Software Inc. (c)	3	89
Analog Devices Inc.	1	25

Apple Inc. (c) (n)	6	869
Arris Group Inc. (c)	4	43
AsiaInfo Holdings Inc. (c)	1	24
Autodesk Inc. (c) (n)	20	370
Automatic Data Processing Inc. (n)	4	135
Avid Technology Inc. (c)	1	15
Broadcom Corp. - Class A (c)	2	45
Broadridge Financial Solutions Inc. (n)	18	293
Checkpoint Systems Inc. (c)	5	78
Cisco Systems Inc. (c) (n)	20	373
Cognizant Technology Solutions Corp. (c)	3	75
Compuware Corp. (c)	4	27
Corning Inc. (n)	17	278
Cree Inc. (c)	2	56
CSG Systems International Inc. (c)	-	3
Digital River Inc. (c)	-	4
Dolby Laboratories Inc. - Class A (c)	3	119
Electronic Arts Inc. (c) (n)	22	469
EMC Corp. (c) (n)	10	126
FLIR Systems Inc. (c) (n)	13	291
Gartner Inc. - Class A (c) (n)	8	125
Global Cash Access Holdings Inc. (c)	6	49
Google Inc. - Class A (c) (n)	2	843
Hewitt Associates Inc. - Class A (c) (n)	1	18
Ingram Micro Inc. - Class A (c) (n)	42	740
Intel Corp. (n)	10	169
Intermec Inc. (c)	-	1
Intersil Corp.	5	65
j2 Global Communications Inc. (c)	-	2
JDS Uniphase Corp. (c)	-	1
Juniper Networks Inc. (c)	6	144
LSI Corp. (c)	6	26
Marvell Technology Group Ltd. (c)	3	36
Maxim Integrated Products Inc.	14	218
Micros Systems Inc. (c)	1	28
Microsoft Corp. (n)	40	939
Netezza Corp. (c)	2	12
Novell Inc. (c)	3	13
Novellus Systems Inc. (c)	29	486
Oracle Corp.	-	2
Pegasystems Inc.	-	5
QLogic Corp. (c) (n)	23	285
QUALCOMM Inc.	5	231
Red Hat Inc. (c)	19	389
Rogers Corp. (c)	1	12
Salesforce.com Inc. (c)	5	183
Semtech Corp. (c)	7	118
Silicon Laboratories Inc. (c)	5	193
Sohu.com Inc. (c)	2	113
Starent Networks Corp. (c)	1	22
STEC Inc. (c)	1	21
Sybase Inc. (c)	10	307
Symantec Corp. (c)	1	12
Synaptics Inc. (c)	5	209

Synopsys Inc. (c)	9	181
Syntel Inc.	1	38
Tellabs Inc. (c)	3	16
Teradata Corp. (c)	5	119
Tessera Technologies Inc. (c)	2	58
Texas Instruments Inc. (n)	51	1,084
VeriSign Inc. (c)	13	233
Visa Inc. - Class A	2	112
VistaPrint Ltd. (c)	-	17
Websense Inc. (c)	1	20
Western Digital Corp. (c)	-	5
Wright Express Corp. (c)	3	77
Xerox Corp.	4	28
Yahoo! Inc. (c)	8	124
		12,022
MATERIALS - 4.5%
BWAY Holdings Co. (c)	1	14
Cabot Corp. (n)	20	248
CF Industries Holdings Inc. (n)	2	156
Eastman Chemical Co. (n)	5	197
LSB Industries Inc. (c)	1	13
Lubrizol Corp.	7	326
Monsanto Co.	1	89
Newmont Mining Corp. (n)	4	159
NL Industries Inc.	3	19
Pactiv Corp. (c) (n)	25	541
Scotts Miracle-Gro Co.	9	308
Sealed Air Corp.	14	264
Sigma-Aldrich Corp.	2	114
Stillwater Mining Co. (c)	7	40
Valspar Corp. (n)	12	275
Walter Industries Inc.	1	36
Westlake Chemical Corp.	6	124
Worthington Industries Inc. (n)	20	252
		3,175
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc. (n)	30	750
Embarq Corp.	2	93
Premiere Global Services Inc. (c)	13	140
Qwest Communications International Inc.	13	54
Sprint Nextel Corp. (c)	24	117
Syniverse Holdings Inc. (c)	3	54
Telephone & Data Systems Inc.	5	153
US Cellular Corp. (c) (n)	16	616
		1,977
UTILITIES - 8.1%
AES Corp. (c)	4	43
Black Hills Corp.	5	106
California Water Service Group	-	15
CH Energy Group Inc.	1	28
Cleco Corp. (n)	6	143
DTE Energy Co.	4	112
Great Plains Energy Inc. (n)	2	28
Hawaiian Electric Industries Inc.	27	515

MDU Resources Group Inc.	4	78
Mirant Corp. (c) (n)	24	376
New Jersey Resources Corp. (n)	17	641
Northwest Natural Gas Co. (n)	5	230
NSTAR	1	35
Ormat Technologies Inc.	1	56
PG&E Corp. (n)	7	277
Pinnacle West Capital Corp.	4	124
PPL Corp. (n)	36	1,190
Sempra Energy (n)	14	690
Southwest Gas Corp.	3	64
TECO Energy Inc.	22	258
UGI Corp.	13	321

Xcel Energy Inc.	21	379
		5,709

Total Common Stocks (cost $83,154)		84,269

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.19% (a) (h)	1,739	1,739

Total Short Term Investments (cost $1,739)		1,739

Total Investments - 121.5% (cost $84,893)		86,008
Total Securities Sold Short - (20.1%)
(proceeds $13,794)		(14,258)
Other Assets and Liabilities, Net - (1.4%)		(949)
Total Net Assets - 100%		$ 70,801

Securities Sold Short
Common Stocks - 20.1%
CONSUMER DISCRETIONARY - 2.7%
Abercrombie & Fitch Co. - Class A	1	$ 13
Advance Auto Parts Inc.	-	12
American Eagle Outfitters Inc.	1	10
American Greetings Corp.	1	7
America's Car-Mart Inc.	-	6
Ameristar Casinos Inc.	-	8
AnnTaylor Stores Corp.	1	9
Arbitron Inc.	1	10
Asbury Automotive Group Inc.	1	8
Autoliv Inc.	-	12
AutoZone Inc.	-	30
Bally Technologies Inc.	-	6
Bebe Stores Inc.	1	6
Bed Bath & Beyond Inc.	1	25
Best Buy Co. Inc.	1	30
BJ's Restaurants Inc.	-	2
Black & Decker Corp.	1	14
Blyth Inc.	-	7
Bob Evans Farms Inc.	-	9
BorgWarner Inc.	-	10

Brown Shoe Co. Inc.	1	9
Burger King Holdings Inc.	-	7
Callaway Golf Co.	2	8
Carnival Corp.	1	28
Carter's Inc.	-	10
Cato Corp. - Class A	-	7
CBS Corp. - Class B	2	17
CEC Entertainment Inc.	-	9
Centex Corp.	1	10
Chico's FAS Inc.	1	9
Childrens Place Retail Stores Inc.	-	5
Choice Hotels International Inc.	-	11
Christopher & Banks Corp.	1	9
Citi Trends Inc.	-	8
Coach Inc.	-	11
Collective Brands Inc.	1	9
Comcast Corp. - Special Class A	1	10
Cooper Tire & Rubber Co.	1	10
Deckers Outdoor Corp.	-	14
DeVry Inc.	-	15
Dick's Sporting Goods Inc.	-	7
DineEquity Inc.	-	9
Discovery Communications Inc. - Class A	-	9
Dolan Media Co.	1	9
Domino's Pizza Inc.	1	9
DR Horton Inc.	1	13
DreamWorks Animation SKG Inc.	-	11
Dress Barn Inc.	-	5
Ethan Allen Interiors Inc.	1	9
Federal Mogul Corp.	-	5
Finish Line - Class A	1	7
Fortune Brands Inc.	1	21
Genesco Inc.	1	9
Genuine Parts Co.	1	20
Goodyear Tire & Rubber Co.	1	14
Guess? Inc.	-	10
Gymboree Corp.	-	7
HanesBrands Inc.	1	9
Harley-Davidson Inc.	1	16
Harman International Industries Inc.	1	11
Hasbro Inc.	-	7
hhgregg Inc.	1	9
Hibbett Sports Inc.	-	5
Home Depot Inc.	3	78
HOT Topic Inc.	1	8
Iconix Brand Group Inc.	1	9
Interactive Data Corp.	-	5
International Game Technology	1	17
International Speedway Corp. - Class A	-	10
ITT Educational Services Inc.	-	10
J.C. Penney Co. Inc.	1	20
Jakks Pacific Inc.	1	9
Jarden Corp.	-	6
Jo-Ann Stores Inc.	1	10

Johnson Controls Inc.	2	33
Jones Apparel Group Inc.	1	10
K12 Inc.	-	6
KB Home	1	11
Kohl's Corp.	1	34
Landry's Restaurants Inc.	1	7
Lennar Corp.	1	11
Liberty Global Inc. - Class A	-	5
Liberty Media Corp. - Capital	1	9
Liberty Media Corp. - Entertainment - Class A	-	11
Lumber Liquidators Inc.	1	9
M/I Homes Inc.	1	9
Macy's Inc.	2	18
Marriott International Inc. - Class A	1	22
Matthews International Corp. - Class A	-	9
MDC Holdings Inc.	-	9
Men's Wearhouse Inc.	1	10
Meritage Homes Corp.	1	9
Mohawk Industries Inc.	-	11
Movado Group Inc.	1	9
Nike Inc. - Class B	1	41
OfficeMax Inc.	1	9
O'Reilly Automotive Inc.	1	19
Orient-Express Hotels Ltd.	1	8
Oxford Industries Inc.	1	8
Penn National Gaming Inc.	-	9
PEP Boys-Manny Moe & Jack	-	2
PetMed Express Inc.	1	8
Phillips-Van Heusen Corp.	-	6
Polo Ralph Lauren Corp.	-	16
Pre-Paid Legal Services Inc.	-	4
Pulte Homes Inc.	1	12
Red Robin Gourmet Burgers Inc.	-	4
Ruby Tuesday Inc.	1	9
Ryland Group Inc.	1	10
Scholastic Corp.	-	6
Scientific Games Corp. - Class A	1	9
Service Corp. International	2	9
Sherwin-Williams Co.	-	16
Skechers U.S.A. Inc. - Class A	1	10
Snap-On Inc.	1	14
Spartan Motors Inc.	1	8
Speedway Motorsports Inc.	-	3
Stanley Works	1	17
Staples Inc.	2	34
Starbucks Corp.	2	26
Starwood Hotels & Resorts Worldwide Inc.	1	18
Stein Mart Inc.	1	4
Systemax Inc.	1	7
Target Corp.	2	59
Texas Roadhouse Inc. - Class A	-	1
Thor Industries Inc.	1	9
Tiffany & Co.	1	15
Tim Hortons Inc.	-	10

Time Warner Cable Inc.	1	29
Time Warner Inc.	2	60
Toll Brothers Inc.	1	10
TRW Automotive Holdings Corp.	1	9
UniFirst Corp.	-	7
Urban Outfitters Inc.	1	10
VF Corp.	-	22
Volcom Inc.	1	9
WABCO Holdings Inc.	-	5
Walt Disney Co.	4	84
Whirlpool Corp.	-	17
Williams-Sonoma Inc.	1	7
Winnebago Industries Inc.	1	7
Wolverine World Wide Inc.	1	11
Wonder Auto Technology Inc.	1	9
World Wrestling Entertainment Inc.	1	9
Wyndham Worldwide Corp.	1	12
Yum! Brands Inc.	1	37
Zumiez Inc.	1	7
		1,916
CONSUMER STAPLES - 1.8%
Alberto-Culver Co.	-	5
Altria Group Inc.	4	67
Avon Products Inc.	1	28
Bare Escentuals Inc.	1	9
BJ's Wholesale Club Inc.	-	10
Bunge Ltd.	-	6
Campbell Soup Co.	1	21
Central European Distribution Corp.	-	11
Church & Dwight Co. Inc.	-	11
Clorox Co.	1	28
Coca-Cola Co.	4	173
Coca-Cola Enterprises Inc.	1	18
Colgate-Palmolive Co.	1	71
ConAgra Foods Inc.	1	11
Corn Products International Inc.	-	11
Costco Wholesale Corp.	1	46
CVS Caremark Corp.	3	92
Darling International Inc.	1	7
Elizabeth Arden Inc.	-	2
Energizer Holdings Inc.	-	10
Estee Lauder Cos. Inc.	1	16
Flowers Foods Inc.	-	9
Fresh Del Monte Produce Inc.	-	7
General Mills Inc.	1	45
Hain Celestial Group Inc.	-	6
Herbalife Ltd.	-	6
Hershey Co.	1	22
HJ Heinz Co.	1	18
Inter Parfums Inc.	-	1
JM Smucker Co.	1	24
Kimberly-Clark Corp.	1	47
Kroger Co.	1	26
McCormick & Co. Inc.	1	20

Molson Coors Brewing Co.	1	21
Nash Finch Co.	-	5
NBTY Inc.	-	11
Nu Skin Enterprises Inc.	-	6
Pantry Inc.	-	2
PepsiCo Inc.	3	154
Prestige Brands Holdings Inc.	1	7
Ralcorp Holdings Inc.	-	12
Reynolds American Inc.	1	23
Ruddick Corp.	-	9
Safeway Inc.	1	24
Sanderson Farms Inc.	-	9
Smithfield Foods Inc.	1	10
SUPERVALU Inc.	1	13
Unilever NV - NYS	-	10
Vector Group Ltd.	1	7
Walgreen Co.	2	59
		1,266
ENERGY - 2.3%
Anadarko Petroleum Corp.	1	50
Arch Coal Inc.	1	9
Arena Resources Inc.	-	10
Atlas Energy Resources LLC	1	10
Baker Hughes Inc.	1	29
BJ Services Co.	1	16
Bristow Group Inc.	-	6
Cabot Oil & Gas Corp. - Class A	1	15
Cal Dive International Inc.	1	9
Cameco Corp.	-	10
Cameron International Corp.	1	20
Carrizo Oil & Gas Inc.	1	9
Chesapeake Energy Corp.	1	28
Chevron Corp.	4	232
Cimarex Energy Co.	-	11
CNX Gas Corp.	-	11
Comstock Resources Inc.	-	7
Concho Resources Inc.	-	9
Consol Energy Inc.	1	20
Continental Resources Inc.	-	11
CVR Energy Inc.	1	9
Dawson Geophysical Co.	-	6
Delek US Holdings Inc.	1	5
Denbury Resources Inc.	1	15
Devon Energy Corp.	-	5
Dril-Quip Inc.	-	8
El Paso Corp.	2	19
El Paso Pipeline Partners LP	1	9
Enbridge Energy Partners LP	-	8
Enbridge Inc.	-	10
Encore Acquisition Co.	-	9
Energy Transfer Partners LP	-	8
Enterprise Products Partners LP	-	10
EOG Resources Inc.	1	41
EXCO Resources Inc.	1	9

Exterran Holdings Inc.	1	10
FMC Technologies Inc.	-	11
Forest Oil Corp.	1	9
Frontier Oil Corp.	1	9
General Maritime Corp.	1	6
GMX Resources Inc.	1	9
Goodrich Petroleum Corp.	-	7
Gulf Island Fabrication Inc.	-	6
Gulfmark Offshore Inc.	-	11
Gulfport Energy Corp.	1	8
Halliburton Co.	2	41
Helix Energy Solutions Group Inc.	1	9
Helmerich & Payne Inc.	-	9
Holly Corp.	1	9
Hornbeck Offshore Services Inc.	1	11
IHS Inc.	-	10
Inergy LP	-	10
James River Coal Co.	1	9
Key Energy Services Inc.	1	8
Kinder Morgan Management LLC	-	10
Lufkin Industries Inc.	-	8
Marathon Oil Corp.	1	42
Mariner Energy Inc.	1	9
Massey Energy Co.	1	12
Matrix Service Co.	1	6
Nabors Industries Ltd.	1	14
NATCO Group Inc.	-	7
Newfield Exploration Co.	-	10
Nexen Inc.	-	6
Noble Energy Inc.	1	29
NuStar Energy LP	-	11
Oil States International Inc.	-	10
Patterson-UTI Energy Inc.	1	9
Peabody Energy Corp.	-	4
Penn Virginia Corp.	-	5
Penn Virginia Resource Partners LP	-	5
PetroHawk Energy Corp.	-	9
Plains Exploration & Production Co.	-	11
Pride International Inc.	-	10
Quicksilver Resources Inc.	1	8
Range Resources Corp.	1	21
RPC Inc.	1	4
Schlumberger Ltd.	2	119
Smith International Inc.	1	21
Southern Union Co.	-	7
Spectra Energy Corp.	2	27
St. Mary Land & Exploration Co.	1	10
Stone Energy Corp.	1	9
Suncor Energy Inc.	-	9
Sunoco Inc.	1	14
Superior Energy Services Inc.	1	9
Superior Well Services Inc.	1	8
Swift Energy Co.	1	10
T-3 Energy Services Inc.	1	8

TC Pipelines LP	-	4
Teekay Corp.	1	11
TEPPCO Partners LP	-	12
Tesoro Corp.	1	10
Tetra Technologies Inc.	1	10
TransCanada Corp.	-	5
Transocean Ltd.	-	7
Unit Corp.	-	11
Valero Energy Corp.	2	25
W&T Offshore Inc.	1	10
Weatherford International Ltd.	1	10
Whiting Petroleum Corp.	-	11
Willbros Group Inc.	-	5
Williams Cos. Inc.	2	23
World Fuel Services Corp.	-	12
XTO Energy Inc.	1	34
		1,606
FINANCIALS - 1.9%
Affiliated Managers Group Inc.	-	6
AllianceBernstein Holding LP	-	3
Allstate Corp.	1	32
American Express Co.	2	56
Ameriprise Financial Inc.	1	19
AmTrust Financial Services Inc.	1	9
AON Corp.	1	30
Arch Capital Group Ltd.	-	12
Aspen Insurance Holdings Ltd.	-	9
Assurant Inc.	1	14
Astoria Financial Corp.	1	9
Axis Capital Holdings Ltd.	-	5
Bank of Hawaii Corp.	-	7
Brookdale Asset Management Inc. - Class A	1	10
Brown & Brown Inc.	1	10
Calamos Asset Management Inc.	1	10
Capital One Financial Corp.	1	26
Capitol Federal Financial	-	11
Cash America International Inc.	-	9
CB Richard Ellis Group Inc. - Class A	1	13
Chubb Corp.	-	4
City National Corp.	-	11
CNA Surety Corp.	-	5
Comerica Inc.	1	15
Cullen/Frost Bankers Inc.	-	9
Delphi Financial Group Inc.	1	10
Discover Financial Services	2	17
Dollar Financial Corp.	-	4
Eaton Vance Corp.	-	8
Employer Holdings Inc.	1	7
Encore Capital Group Inc.	1	9
Endurance Specialty Holdings Ltd.	-	9
EZCORP Inc. - Class A	1	5
FBL Financial Group Inc. - Class A	1	9
Fidelity National Financial Inc. - Class A	1	9
Fifth Third Bancorp	2	11

Financial Federal Corp.	1	10
First Horizon National Corp.	1	13
First Mercury Financial Corp.	1	10
First Niagara Financial Group Inc.	1	7
Forestar Group Inc.	1	10
Franklin Resources Inc.	-	29
Genworth Financial Inc. - Class A	2	14
Goldman Sachs Group Inc.	1	118
Hanover Insurance Group Inc.	-	11
Hartford Financial Services Group Inc.	1	8
Hilltop Holdings Inc.	1	9
Interactive Brokers Group Inc.	-	4
IntercontinentalExchange Inc.	-	34
Janus Capital Group Inc.	1	13
Jefferies Group Inc.	-	9
Jones Lang LaSalle Inc.	-	10
Knight Capital Group Inc.	-	7
Lazard Ltd. - Class A	-	11
Legg Mason Inc.	1	15
Leucadia National Corp.	1	17
Lincoln National Corp.	1	10
Manulife Financial Corp.	1	9
Marsh & McLennan Cos. Inc.	1	28
Mercury General Corp.	-	4
Montpelier Re Holdings Ltd.	1	9
Moody's Corp.	1	18
Morgan Stanley	3	74
National Financial Partners Corp.	1	9
Navigators Group Inc.	-	4
New York Community Bancorp Inc.	1	9
Old Republic International Corp.	1	9
optionsXpress Holdings Inc.	1	8
Oriental Financial Group	1	9
PartnerRe Ltd.	-	6
People's United Financial Inc.	1	18
PHH Corp.	1	9
Platinum Underwriters Holdings Ltd.	-	11
PNC Financial Services Group Inc.	-	4
ProAssurance Corp.	-	9
Provident Financial Services Inc.	1	7
Reinsurance Group of America Inc.	-	10
RenaissanceRe Holdings Ltd.	-	9
RiskMetrics Group Inc.	1	11
RLI Corp.	-	9
SeaBright Insurance Holdings Inc.	-	3
SEI Investments Co.	1	9
SLM Corp.	2	16
St. Joe Co.	-	5
Stewart Information Services Corp.	-	2
Stifel Financial Corp.	-	5
SunTrust Banks Inc.	1	23
SVB Financial Group	-	11
TCF Financial Corp.	1	8
TFS Financial Corp.	1	8

Tower Group Inc.	-	5
Travelers Cos. Inc.	1	49
United America Indemnity Ltd.	2	7
Unitrin Inc.	1	8
Washington Federal Inc.	1	9
Webster Financial Corp.	1	9
Wilmington Trust Corp.	1	7
WR Berkley Corp.	1	11
XL Capital Ltd. - Class A	1	16
Zenith National Insurance Corp.	1	11
		1,326
HEALTH CARE - 2.2%
Abaxis Inc.	-	6
Aetna Inc.	1	25
Affymetrix Inc.	2	9
Alexion Pharmaceuticals Inc.	-	8
Align Technology Inc.	1	7
Alkermes Inc.	-	1
Allergan Inc.	1	38
Allos Therapeutics Inc.	1	8
Allscripts-Misys Healthcare Solutions Inc.	-	6
Almost Family Inc.	-	5
AMAG Pharmaceuticals Inc.	-	11
Amylin Pharmaceuticals Inc.	1	9
Analogic Corp.	-	11
Assisted Living Concepts Inc.	1	10
Athenahealth Inc.	-	7
Auxilium Pharmaceuticals Inc.	-	3
Baxter International Inc.	1	69
Beckman Coulter Inc.	-	6
Becton Dickinson & Co.	1	43
BioMarin Pharmaceutical Inc.	-	3
Biovail Corp.	1	9
Boston Scientific Corp.	3	34
Bruker Corp.	1	7
Cantel Medical Corp.	-	2
Cardinal Health Inc.	1	31
Celera Corp.	-	1
Celgene Corp.	1	53
Centene Corp.	1	10
Cephalon Inc.	-	17
Cepheid Inc.	1	9
Charles River Laboratories International Inc.	-	10
Chemed Corp.	-	12
CIGNA Corp.	1	22
Community Health Systems Inc.	-	8
Conmed Corp.	1	9
Cooper Cos. Inc.	-	5
Covance Inc.	-	10
CR Bard Inc.	-	30
Cyberonics Inc.	-	3
Cypress Bioscience Inc.	1	8
DaVita Inc.	-	20
DENTSPLY International Inc.	1	18

Eclipsys Corp.	-	5
Emergency Medical Services Corp.	-	4
Emergent BioSolutions Inc.	1	10
Endo Pharmaceuticals Holdings Inc.	1	9
Forest Laboratories Inc.	1	20
Genoptix Inc.	-	3
Gen-Probe Inc.	-	4
Gentiva Health Services Inc.	-	7
Genzyme Corp.	1	39
Gilead Sciences Inc.	2	84
Greatbatch Inc.	-	9
Haemonetics Corp.	-	6
Hanger Orthopedic Group Inc.	-	4
Health Net Inc.	1	9
HealthSpring Inc.	1	8
Healthways Inc.	1	7
Henry Schein Inc.	-	5
Hologic Inc.	1	10
Illumina Inc.	-	12
Immucor Inc.	1	7
Insulet Corp.	1	9
Integra LifeSciences Holdings Corp.	-	3
InterMune Inc.	1	8
Inverness Medical Innovations Inc.	-	11
Isis Pharmaceuticals Inc.	-	5
Kinetic Concepts Inc.	-	11
King Pharmaceuticals Inc.	1	13
Laboratory Corp. of America Holdings	-	27
LHC Group Inc.	-	7
Life Technologies Corp.	1	25
LifePoint Hospitals Inc.	-	5
Lincare Holdings Inc.	-	5
Magellan Health Services Inc.	-	3
Masimo Corp.	-	7
McKesson Corp.	1	31
MedAssets Inc.	-	6
Medicis Pharmaceutical Corp.	-	5
Mednax Inc.	-	8
Meridian Bioscience Inc.	-	7
Millipore Corp.	-	21
Momenta Pharmaceuticals Inc.	-	5
Mylan Inc.	-	2
Natus Medical Inc.	-	5
Neogen Corp.	-	3
NuVasive Inc.	-	4
Obagi Medical Products Inc.	1	6
Onyx Pharmaceuticals Inc.	-	6
Optimer Pharmaceuticals Inc.	1	7
Owens & Minor Inc.	-	13
Pain Therapeutics Inc.	1	3
Par Pharmaceutical Cos. Inc.	1	9
Parexel International Corp.	1	10
Patterson Cos. Inc.	1	13
PerkinElmer Inc.	1	12

Perrigo Co.	-	11
Pharmaceutical Product Development Inc.	-	9
PharMerica Corp.	1	10
PSS World Medical Inc.	-	4
Quest Diagnostics Inc.	1	28
Quidel Corp.	1	10
Rigel Pharmaceuticals Inc.	1	8
Seattle Genetics Inc.	-	2
Sirona Dental Systems Inc.	-	6
Skilled Healthcare Group Inc.	-	2
STERIS Corp.	-	8
Sun Healthcare Group Inc.	-	3
Techne Corp.	-	6
Teleflex Inc.	-	13
Thermo Fisher Scientific Inc.	1	41
Universal American Corp.	1	9
Universal Health Services Inc.	-	10
Varian Inc.	-	8
Vertex Pharmaceuticals Inc.	-	11
ViroPharma Inc.	1	8
Volcano Corp.	1	7
WellCare Health Plans Inc.	1	9
West Pharmaceutical Services Inc.	-	10
Wright Medical Group Inc.	1	8
Wyeth	3	113
XenoPort Inc.	1	12
Zimmer Holdings Inc.	1	26
Zoll Medical Corp.	-	2
		1,584
INDUSTRIALS - 3.6%
AAR Corp.	1	10
ABM Industries Inc.	1	9
Actuant Corp. - Class A	1	9
Acuity Brands Inc.	-	11
Administaff Inc.	-	9
AGCO Corp.	-	12
Albany International Corp.	1	9
Alexander & Baldwin Inc.	-	7
Alliant Techsystems Inc.	-	8
American Ecology Corp.	-	5
American Railcar Industries Inc.	1	5
American Reprographics Co.	1	9
Ameron International Corp.	-	7
AMETEK Inc.	-	10
AO Smith Corp.	-	10
Applied Industrial Technologies Inc.	1	10
Arkansas Best Corp.	-	3
Astec Industries Inc.	-	9
Atlas Air Worldwide Holdings Inc.	-	5
Avery Dennison Corp.	1	13
Avis Budget Group Inc.	1	4
AZZ Inc.	-	10
Badger Meter Inc.	-	4
Baldor Electric Co.	-	10

Barnes Group Inc.	1	10
BE Aerospace Inc.	1	10
Beacon Roofing Supply Inc.	1	9
Blount International Inc.	1	9
Boeing Co.	2	64
Brady Corp. - Class A	-	8
Briggs & Stratton Corp.	1	9
Brink's Co.	-	9
Bucyrus International Inc. - Class A	-	6
Burlington Northern Santa Fe Corp.	1	51
Carlisle Cos. Inc.	-	2
Caterpillar Inc.	1	43
CBIZ Inc.	1	6
Ceradyne Inc.	1	9
CH Robinson Worldwide Inc.	-	16
Chart Industries Inc.	-	2
CIRCOR International Inc.	-	5
CLARCOR Inc.	-	12
Clean Harbors Inc.	-	5
Colfax Corp.	-	2
Columbus Mckinnon Corp.	1	9
Comfort Systems USA Inc.	1	9
Consolidated Graphics Inc.	1	9
Continental Airlines Inc. - Class B	1	9
Con-Way Inc.	-	11
Copart Inc.	-	10
Cornell Cos. Inc.	-	6
Corporate Executive Board Co.	1	10
Corrections Corp. of America	1	10
CoStar Group Inc.	-	4
Covanta Holding Corp.	-	7
Cummins Inc.	1	21
Curtiss-Wright Corp.	-	9
Danaher Corp.	1	37
Deere & Co.	1	40
Delta Air Lines Inc.	2	9
Deluxe Corp.	1	6
Donaldson Co. Inc.	-	10
Dover Corp.	1	20
Ducommun Inc.	1	9
Dun & Bradstreet Corp.	-	24
DXP Enterprises Inc.	1	8
Dynamic Materials Corp.	1	10
DynCorp International Inc.	-	7
Eaton Corp.	1	22
EMCOR Group Inc.	1	10
Emerson Electric Co.	2	52
Ennis Inc.	1	10
EnPro Industries Inc.	1	9
ESCO Technologies Inc.	-	4
Esterline Technologies Corp.	-	11
Expeditors International Washington Inc.	1	23
Fastenal Co.	1	17
FedEx Corp.	1	44

Forward Air Corp.	-	2
Foster Wheeler AG	-	10
Gardner Denver Inc.	-	10
GATX Corp.	-	8
General Cable Corp.	-	8
General Dynamics Corp.	1	33
Geo Group Inc.	1	9
Goodrich Corp.	-	15
Graco Inc.	1	11
GrafTech International Ltd.	1	9
Griffon Corp.	-	2
Harsco Corp.	-	6
Hawaiian Holdings Inc.	1	8
HEICO Corp.	-	11
Heidrick & Struggles International Inc.	-	7
Herman Miller Inc.	1	8
Hertz Global Holdings Inc.	1	9
Hexcel Corp.	1	9
Honeywell International Inc.	2	50
Huron Consulting Group Inc.	-	9
ICF International Inc.	-	11
IDEX Corp.	-	10
Illinois Tool Works Inc.	1	34
Ingersoll-Rand Co. Ltd. - Class A	1	21
Insituform Technologies Inc. - Class A	1	10
Insteel Industries Inc.	1	8
International Shipholding Corp.	-	11
Iron Mountain Inc.	1	20
Jacobs Engineering Group Inc.	-	17
JB Hunt Transport Services Inc.	-	9
Joy Global Inc.	-	7
Kadant Inc.	-	2
Kaman Corp. - Class A	1	8
Kansas City Southern	-	6
Kaydon Corp.	-	10
Kennametal Inc.	1	10
Kirby Corp.	-	6
Knoll Inc.	1	9
Koninklijke Philips Electronics NV - NYS	1	9
Korn/Ferry International	1	9
L-3 Communications Holdings Inc.	-	14
Ladish Co. Inc.	1	8
Landstar System Inc.	-	11
Layne Christensen Co.	-	6
Lennox International Inc.	-	10
Lincoln Electric Holdings Inc.	-	11
Lockheed Martin Corp.	1	56
M&F Worldwide Corp.	-	6
Manpower Inc.	-	13
Masco Corp.	2	15
MasTec Inc.	1	7
Mobile Mini Inc.	-	1
Monster Worldwide Inc.	1	12
MPS Group Inc.	1	8

MSC Industrial Direct Co. - Class A	-	11
Mueller Industries Inc.	1	10
Nalco Holding Co.	1	10
Navigant Consulting Inc.	1	9
Navistar International Corp.	-	9
Norfolk Southern Corp.	1	34
Old Dominion Freight Line Inc.	-	10
Orbital Sciences Corp.	1	9
Orion Marine Group Inc.	-	6
Oshkosh Corp.	1	7
Otter Tail Corp.	1	11
Owens Corning Inc.	1	9
PACCAR Inc.	1	29
Pall Corp.	1	16
Parker Hannifin Corp.	1	21
Pentair Inc.	-	10
Pike Electric Corp.	1	7
Polypore International Inc.	1	9
Precision Castparts Corp.	-	29
Quanta Services Inc.	-	9
Regal-Beloit Corp.	-	12
Republic Airways Holdings Inc.	1	8
Republic Services Inc. - Class A	1	24
Resources Connection Inc.	-	7
Robbins & Myers Inc.	-	4
Robert Half International Inc.	1	17
Rockwell Automation Inc.	-	13
Roper Industries Inc.	-	14
RR Donnelley & Sons Co.	1	13
Ryder System Inc.	1	14
Sauer-Danfoss Inc.	-	-
Schawk Inc.	-	-
Shaw Group Inc.	-	8
Simpson Manufacturing Co. Inc.	-	9
Southwest Airlines Co.	3	17
SPX Corp.	-	10
Stanley Inc.	-	10
Steelcase Inc.	2	9
Stericycle Inc.	-	21
Sun Hydraulics Corp.	-	1
Team Inc.	-	6
Terex Corp.	1	8
Tetra Tech Inc.	-	9
Textainer Group Holdings Ltd.	1	8
Textron Inc.	1	13
Thomas & Betts Corp.	-	3
Timken Co.	-	7
Titan Machinery Inc.	1	9
Toro Co.	-	6
TransDigm Group Inc.	-	11
Trinity Industries Inc.	1	10
Triumph Group Inc.	-	12
TrueBlue Inc.	1	9
Tutor Perini Corp.	1	9

Union Pacific Corp.	1	47
United Parcel Service Inc. - Class B	2	95
United Rentals Inc.	1	9
United Stationers Inc.	-	10
URS Corp.	-	10
USG Corp.	1	8
Valmont Industries Inc.	-	14
Viad Corp.	1	10
Wabtec Corp.	-	10
Waste Connections Inc.	-	10
Waste Management Inc.	1	34
Watsco Inc.	-	4
Watson Wyatt Worldwide Inc.	-	3
Watts Water Technologies Inc.	1	11
WESCO International Inc.	-	10
Woodward Governor Co.	1	10
WW Grainger Inc.	-	25
		2,546
INFORMATION TECHNOLOGY - 2.6%
Accenture Ltd.	-	10
ACI Worldwide Inc.	-	6
ADC Telecommunications Inc.	1	9
Adobe Systems Inc.	1	34
Affiliated Computer Services Inc. - Class A	-	18
Agilent Technologies Inc.	1	22
Akamai Technologies Inc.	1	15
Altera Corp.	1	18
Amdocs Ltd.	1	11
Amphenol Corp. - Class A	1	19
Anixter International Inc.	-	8
Applied Materials Inc.	3	34
ArcSight Inc.	-	2
Ariba Inc.	-	1
Arrow Electronics Inc.	1	11
Aruba Networks Inc.	-	3
ASML Holding NV - NYS	1	11
Atheros Communications Inc.	1	10
ATMI Inc.	1	8
Avnet Inc.	-	6
Avocent Corp.	-	4
AVX Corp.	1	7
Benchmark Electronics Inc.	1	9
Black Box Corp.	-	7
Blackboard Inc.	-	6
BMC Software Inc.	-	10
Brocade Communications Systems Inc.	1	9
CA Inc.	1	19
CACI International Inc. - Class A	-	9
Cadence Design Systems Inc.	1	8
Cavium Networks Inc.	1	10
Celestica Inc.	1	4
Citrix Systems Inc.	-	10
Cogent Inc.	1	8
CommScope Inc.	-	11

CommVault Systems Inc.	-	3
Compellent Technologies Inc.	-	3
Computer Sciences Corp.	1	22
Comtech Telecommunications Corp.	-	10
Comverge Inc.	1	6
Concur Technologies Inc.	-	6
Convergys Corp.	1	10
CyberSource Corp.	-	3
Cymer Inc.	-	9
Cypress Semiconductor Corp.	1	7
Daktronics Inc.	1	8
Dell Inc.	3	45
DG FastChannel Inc.	-	7
Diebold Inc.	-	11
Diodes Inc.	1	9
Double-Take Software Inc.	1	4
DST Systems Inc.	-	11
DTS Inc.	-	5
Earthlink Inc.	-	3
eBay Inc.	1	15
EchoStar Corp. - Class A	-	6
Electronics for Imaging Inc.	-	3
EPIQ Systems Inc.	-	5
F5 Networks Inc.	-	10
Fair Isaac Corp.	-	6
Fairchild Semiconductor International Inc.	1	8
Fidelity National Information Services Inc.	-	8
Fiserv Inc.	1	23
FormFactor Inc.	1	9
Global Payments Inc.	-	11
GSI Commerce Inc.	1	10
Harmonic Inc.	1	8
Harris Corp.	1	17
Hewlett-Packard Co.	2	93
Hittite Microwave Corp.	-	3
Hughes Communications Inc.	-	2
IAC/InterActiveCorp.	1	8
Imation Corp.	1	8
InterDigital Inc.	-	10
International Business Machines Corp.	2	251
International Rectifier Corp.	1	9
Intuit Inc.	1	25
IPG Photonics Corp.	-	1
Itron Inc.	-	11
Jabil Circuit Inc.	1	10
Jack Henry & Associates Inc.	-	6
JDA Software Group Inc.	-	6
KLA-Tencor Corp.	1	18
Knot Inc.	1	6
L-1 Identity Solutions Inc.	1	5
Lam Research Corp.	-	10
Lexmark International Inc.	1	10
Linear Technology Corp.	1	19
Macrovision Solutions Corp.	-	9

Manhattan Associates Inc.	-	2
Mantech International Corp. - Class A	-	4
MasterCard Inc.	-	33
MAXIMUS Inc.	-	8
McAfee Inc.	1	21
MEMC Electronic Materials Inc.	1	16
Mentor Graphics Corp.	-	2
Metavante Technologies Inc.	-	10
Mettler Toledo International Inc.	-	8
Microchip Technology Inc.	1	18
Micron Technology Inc.	3	14
Microsemi Corp.	1	7
Molex Inc.	1	12
Monolithic Power Systems Inc.	-	9
Motorola Inc.	5	34
National Instruments Corp.	-	9
National Semiconductor Corp.	1	13
NCR Corp.	1	9
Net 1 UEPS Technologies Inc.	-	1
NetApp Inc.	1	20
NetSuite Inc.	1	7
Novatel Wireless Inc.	1	7
Nuance Communications Inc.	1	7
Nvidia Corp.	2	19
Omniture Inc.	1	8
Omnivision Technologies Inc.	-	2
ON Semiconductor Corp.	1	9
Parametric Technology Corp.	-	4
Paychex Inc.	1	18
Perot Systems Corp.	1	9
Plantronics Inc.	1	9
Plexus Corp.	-	8
PMC - Sierra Inc.	1	6
Polycom Inc.	-	4
Power Integrations Inc.	-	10
Progress Software Corp.	1	11
Rambus Inc.	1	9
Riverbed Technology Inc.	-	7
SAIC Inc.	-	7
SanDisk Corp.	1	15
SAVVIS Inc.	-	5
Seagate Technology Inc.	1	9
Skyworks Solutions Inc.	1	8
Solera Holdings Inc.	-	3
SRA International Inc. - Class A	1	9
Sun Microsystems Inc.	2	21
Switch & Data Facilities Co. Inc.	-	5
Synchronoss Technologies Inc.	1	7
Taleo Corp.	-	2
Tech Data Corp.	-	10
Tekelec	-	7
TeleCommunication Systems Inc.	1	9
TeleTech Holdings Inc.	1	8
Teradyne Inc.	1	6

Total System Services Inc.	1	13
Trimble Navigation Ltd.	-	6
TriQuint Semiconductor Inc.	-	1
Tyco Electronics Ltd.	1	22
Tyler Technologies Inc.	1	8
ValueClick Inc.	-	1
Varian Semiconductor Equipment Associates Inc.	-	10
VASCO Data Security International Inc.	1	8
VeriFone Holdings Inc.	1	5
Vishay Intertechnology Inc.	1	9
Xilinx Inc.	1	20
Zebra Technologies Corp.	-	9
Zoran Corp.	1	9
		1,884
MATERIALS - 1.3%
Agrium Inc.	-	8
Air Products & Chemicals Inc.	1	39
Airgas Inc.	-	12
AK Steel Holding Corp.	1	13
Albemarle Corp.	-	10
Alcoa Inc.	3	27
Allegheny Technologies Inc.	1	17
AM Castle & Co.	1	7
American Vanguard Corp.	1	9
AptarGroup Inc.	-	7
Arch Chemicals Inc.	-	10
Ashland Inc.	-	6
Ball Corp.	-	18
Bemis Co. Inc.	-	2
Brush Engineered Materials Inc.	-	7
Calgon Carbon Corp.	1	7
Carpenter Technology Corp.	1	10
Celanese Corp. - Class A	-	10
Century Aluminum Co.	1	9
Cliffs Natural Resources Inc.	-	10
Commercial Metals Co.	1	10
Compass Minerals International Inc.	-	11
Crown Holdings Inc.	-	10
Cytec Industries Inc.	-	7
Deltic Timber Corp.	-	7
Dow Chemical Co.	2	37
Eagle Materials Inc.	-	10
Ecolab Inc.	1	23
EI Du Pont de Nemours & Co.	2	49
FMC Corp.	-	9
Freeport-McMoRan Copper & Gold Inc.	1	45
Grief Inc.	-	13
Harry Winston Diamond Corp.	-	1
Haynes International Inc.	-	9
HB Fuller Co.	-	8
Innophos Holdings Inc.	1	10
International Flavors & Fragrances Inc.	1	16
International Paper Co.	1	20
Kaiser Aluminum Corp.	-	11

Koppers Holdings Inc.	-	11
MeadWestvaco Corp.	1	11
Minerals Technologies Inc.	-	3
Mosaic Co.	-	9
NewMarket Corp.	-	7
Nucor Corp.	1	36
Olin Corp.	1	10
OM Group Inc.	-	12
Owens-Illinois Inc.	1	20
Packaging Corp. of America	1	10
Potash Corp. of Saskatchewan Inc.	-	9
PPG Industries Inc.	1	22
Praxair Inc.	1	50
Quaker Chemical Corp.	-	3
Reliance Steel & Aluminum Co.	-	12
Rock-Tenn Co. - Class A	-	11
Rockwood Holdings Inc.	1	9
RPM International Inc.	1	10
RTI International Metals Inc.	1	9
Schnitzer Steel Industries Inc. - Class A	-	5
Sensient Technologies Corp.	-	5
Silgan Holdings Inc.	-	5
Solutia Inc.	1	6
Sonoco Products Co.	-	10
Steel Dynamics Inc.	1	9
Temple-Inland Inc.	1	9
Titanium Metals Corp.	1	10
Wausau Paper Corp.	1	9
Weyerhaeuser Co.	1	21
WR Grace & Co.	1	9
Zep Inc.	1	6
		912
TELECOMMUNICATION SERVICES - 0.4%
American Tower Corp.	1	32
BCE Inc.	1	10
Centennial Communications Corp.	1	8
CenturyTel Inc.	1	15
Crown Castle International Corp.	-	10
Frontier Communications Corp.	2	12
Iowa Telecommunications Services Inc.	-	5
Leap Wireless International Inc.	-	10
MetroPCS Communications Inc.	1	8
Millicom International Cellular SA	-	11
NII Holdings Inc. - Class B	-	3
Rogers Communications Inc.	-	10
SBA Communications Corp.	-	10
tw telecom inc.	-	4
Verizon Communications Inc.	5	160
Windstream Corp.	1	9
		317
UTILITIES - 1.3%
AGL Resources Inc.	-	10
Allegheny Energy Inc.	1	18
Allete Inc.	-	12

Alliant Energy Corp.	-	10
Ameren Corp.	1	15
American Electric Power Co. Inc.	1	35
American States Water Co.	-	10
American Water Works Co. Inc.	1	10
Aqua America Inc.	1	11
Atmos Energy Corp.	-	10
Avista Corp.	-	7
Calpine Corp.	1	9
CenterPoint Energy Inc.	1	16
CMS Energy Corp.	1	13
Consolidated Edison Inc.	1	30
Constellation Energy Group Inc.	1	19
Dominion Resources Inc.	1	43
DPL Inc.	-	9
Duke Energy Corp.	3	41
Edison International Inc.	1	28
Energen Corp.	-	12
Entergy Corp.	1	39
EQT Corp.	1	17
Exelon Corp.	1	72
FirstEnergy Corp.	1	31
IDACORP Inc.	-	10
Integrys Energy Group Inc.	1	15
ITC Holdings Corp.	-	9
Laclede Group Inc.	-	10
National Fuel Gas Co.	-	11
Nicor Inc.	-	4
NiSource Inc.	1	14
NorthWestern Corp.	-	3
NV Energy Inc.	1	9
OGE Energy Corp.	-	11
Oneok Inc.	-	12
Pepco Holdings Inc.	1	15
Piedmont Natural Gas Co. Inc.	-	7
PNM Resources Inc.	-	4
Portland General Electric Co.	-	6
Progress Energy Inc.	1	30
Public Service Enterprise Group Inc.	1	39
Questar Corp.	1	19
SCANA Corp.	1	16
South Jersey Industries Inc.	-	10
Southern Co.	2	53
Suburban Propane Partners LP	-	8
UniSource Energy Corp.	-	11
Vectren Corp.	-	9
Westar Energy Inc.	1	9
WGL Holdings Inc.	-	10
Wisconsin Energy Corp.	1	20
		901
Total Securities Sold Short - 20.1%
(proceeds $13,794)		$ 14,258

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 24.8%
CONSUMER STAPLES - 0.4%
Diageo Plc	150	$ 2,151

ENERGY - 2.5%
Canadian Oil Sands Trust (e)	250	5,973
ConocoPhillips	100	4,206
Spectra Energy Corp.	165	2,785
		12,964
FINANCIALS - 4.4%
Bank of America Corp.	450	5,940
Barclays Plc	150	698
Capital One Financial Corp.	163	3,566
Duke Realty Corp. (e)	120	1,052
HSBC Holdings Plc	300	2,480
iStar Financial Inc. (e)	85	241
JPMorgan Chase & Co.	90	3,070
Wells Fargo & Co.	250	6,055
		23,102
HEALTH CARE - 1.6%
Johnson & Johnson	50	2,840
Merck & Co. Inc.	200	5,592
		8,432
INFORMATION TECHNOLOGY - 1.2%
Intel Corp.	200	3,310
Maxim Integrated Products Inc.	200	3,138
		6,448
MATERIALS - 0.9%
Barrick Gold Corp.	17	584
Newmont Mining Corp.	100	4,087
		4,671
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc.	150	3,726

UTILITIES - 13.1%
AGL Resources Inc.	100	3,180
Ameren Corp. (e)	100	2,489
American Electric Power Co. Inc.	148	4,267
Consolidated Edison Inc.	80	2,994
Dominion Resources Inc.	130	4,345
Duke Energy Corp.	375	5,471
FirstEnergy Corp.	50	1,938
FPL Group Inc. (e)	60	3,412
NiSource Inc.	40	466
PG&E Corp.	180	6,919
Pinnacle West Capital Corp.	100	3,015
Portland General Electric Co.	150	2,922
Progress Energy Inc.	115	4,350
Public Service Enterprise Group Inc.	170	5,547
Sempra Energy	76	3,767
Southern Co. (e)	150	4,674
TECO Energy Inc. (e)	200	2,386
Xcel Energy Inc. (e)	350	6,444
		68,586

Total Common Stocks (cost $175,841)		130,080

PREFERRED STOCKS - 3.9%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 6.25%, Series C	100	283

ENERGY - 0.5%
McMoRan Exploration Co., 8.00%
(callable at 1,000 beginning 06/15/14) (p)	1	726
SandRidge Energy Inc., Convertible Preferred,
8.50%, 12/31/49 (p) (t) (v)	18	2,155
		2,881
FINANCIALS - 3.3%
Bank of America Corp., Convertible Preferred, 7.25%,
Series L, 12/31/49 (e) (p)	5	4,155
Citigroup Inc., 6.50%, Series T
(callable at 50 on 02/15/15) (e) (p)	68	2,296
Federal Home Loan Mortgage Corp., 8.38%,
Series Z (callable at 25 on 12/31/12) (p)	186	226
Federal National Mortgage Association, 5.38%
(callable at 105,000 on 08/10/09) (p)	-	150
Federal National Mortgage Association, 6.75%,
Series Q (callable at 25 beginning 09/30/10) (p)	100	120
Federal National Mortgage Association, 7.63%,
Series R (callable at 25 beginning 11/21/12) (p)	143	158
Federal National Mortgage Association, 8.25%,
Series S (callable at 25 beginning 12/31/10) (p)	65	87
Federal National Mortgage Association, Convertible
Preferred, 8.75%, 05/13/11	91	81
FelCor Lodging Trust Inc., Convertible Preferred,
Series A, 12/31/49 (p)	60	341
GMAC LLC, 7.00%
(callable at 1,000 beginning 12/31/11) (p) (t) (v)	2	794
Goldman Sachs Group Inc., Convertible Preferred,
9.00%, 08/18/09 (t) (v)	43	1,636
12.50%, 04/01/10 (t) (v)	80	3,022
Legg Mason Inc., Convertible Preferred, 7.00%, 06/30/11	75	1,890
Wells Fargo & Co., Convertible Preferred, 7.50%,
Series L, 12/31/49 (p)	3	2,355
		17,311

Total Preferred Stocks (cost $43,121)		20,475

CORPORATE BONDS AND NOTES - 62.3%
CONSUMER DISCRETIONARY - 11.9%
Bausch & Lomb Inc., Delayed Draw Term Loan
3.57%, 04/26/15 (i) (u)	$ 24	22
3.57%, 04/26/15 (i) (u)	36	33
3.85%, 04/26/15 (i) (u) (x)	120	110
3.85%, 04/26/15 (i) (u)	948	873
Cablevision Systems Corp., 8.00%, 04/15/12 (e) (k)	4,500	4,455
CCH I Holdings LLC
13.50%, 01/15/14 (d)	5,000	44
11.75%, 05/15/14 (d)	7,000	44

CCH I LLC, 11.00%, 10/01/15 (d)	2,800	336
Charter Communications Holdings II LLC,
10.25%, 09/15/10	7,000	7,385
Cinemark USA Inc., 8.63%, 06/15/19 (e) (t) (v)	1,000	988
Clear Channel Communications Inc. Term Loan B,
3.96%, 11/13/15 (i) (u)	8,000	4,784
Dex Media Inc.
8.00%, 11/15/13 (d)	2,250	338
9.00%, 11/15/13 (d)	5,000	750
DirecTV Holdings LLC, 7.63%, 05/15/16	4,700	4,571
DISH DBS Corp., 7.75%, 05/31/15	5,000	4,763
Dollar General Corp.
10.63%, 07/15/15 (e)	4,500	4,860
11.88%, 07/15/17 (e)	2,000	2,160
General Motors Corp., 8.38%, 07/15/33 (d) (e)	1,200	153
Harrah’s Operating Escrow LLC, 11.25%, 06/01/17 (t) (v)	750	709
Hertz Corp.
8.88%, 01/01/14 (e)	4,000	3,680
10.50%, 01/01/16 (e)	1,250	1,112
Idearc Inc. Term Loan, 0.00%, 11/17/13 (d) (i) (u)	1,942	819
Jarden Corp., 8.00%, 05/01/16	400	382
JBS USA LLC, 11.63%, 05/01/14 (t) (v)	1,000	945
KB Home, 5.75%, 02/01/14 (e)	2,000	1,750
Lamar Media Corp., 9.75%, 04/01/14 (e) (t) (v)	1,600	1,654
Limited Brands Inc., 8.50%, 06/15/19 (t) (v)	1,000	958
MGM Mirage Inc.
6.75%, 04/01/13 (e)	2,900	1,936
13.00%, 11/15/13 (e) (t) (v)	1,500	1,642
R.H. Donnelley Corp.
6.88%, 01/15/13 (d)	2,500	128
8.88%, 01/15/16 (d)	5,500	282
8.88%, 10/15/17 (d)	4,000	205
Univision Communications Inc.
12.00%, 07/01/14 (t) (v)	500	491
9.75%, 03/15/15 (e) (t) (v)	3,750	2,184
US Investigations Services Inc., Term Loan,
3.36%, 04/01/15 (i) (u)	3,930	3,502
Wendy’s/Arby’s Group Inc., 10.00%, 07/15/16 (t) (v)	1,250	1,195
Wyndham Worldwide Corp., 9.88%, 05/01/14	2,000	1,993
		62,202
CONSUMER STAPLES - 2.1%
Altria Group Inc.
8.50%, 11/10/13	1,500	1,705
9.70%, 11/10/18	3,500	4,013
Anheuser-Busch InBev Worldwide Inc.,
7.20%, 01/15/14 (t) (u)	1,500	1,613
SUPERVALU Inc., 8.00%, 05/01/16	2,000	1,940
Tyson Foods Inc., 10.50%, 03/01/14 (t) (v)	1,500	1,628
		10,899
ENERGY - 12.1%
Bill Barrett Corp., 9.88%, 07/15/16 (f)	400	381
Callon Petroleum Co., 9.75%, 12/08/10	2,000	760
Calpine Generating Co. LLC, 8.00%, 06/01/16 (t) (v)	1,750	1,676
Chesapeake Energy Corp.

9.50%, 02/15/15	2,500	2,519
6.50%, 08/15/17	4,000	3,360
6.25%, 01/15/18	2,200	1,826
7.25%, 12/15/18	5,000	4,350
El Paso Corp.
12.00%, 12/12/13	1,600	1,760
7.25%, 06/01/18	3,500	3,231
7.75%, 01/15/32	1,000	814
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)	1,500	1,474
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,820
Newfield Exploration Co., 6.63%, 04/15/16	2,500	2,256
PetroHawk Energy Corp.
10.50%, 08/01/14 (t) (v)	2,000	2,045
7.88%, 06/01/15	3,200	2,960
Petroplus Finance Ltd., 7.00%, 05/01/17 (t) (v)	1,000	830
Pioneer Natural Resources Co.
6.65%, 03/15/17	1,500	1,313
6.88%, 05/01/18	2,000	1,742
Plains Exploration & Production Co.,
7.75%, 06/15/15	1,500	1,402
10.00%, 03/01/16	1,500	1,541
Quicksilver Resources Inc., 11.75%, 01/01/16 (e)	1,300	1,346
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,144
7.50%, 11/30/16	3,000	2,423
SandRidge Energy Inc., 9.88%, 05/15/16 (t) (v)	1,600	1,544
SESI LLC, 6.88%, 06/01/14	1,370	1,243
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e) (k)	6,000	3,735
10.50%, 11/01/16 (e)	4,225	1,944
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.81%, 10/24/14 (i) (u)	405	291
3.82%, 10/24/14 (i) (u)	4,560	3,271
3.82%, 10/24/14 (i) (u)	1,975	1,417
Valero Energy Corp., 9.38%, 03/15/19	1,500	1,709
W&T Offshore Inc., 8.25%, 6/15/14 (t) (v)	3,000	2,310
Weatherford International Ltd., 9.63%, 03/01/19	1,500	1,765
Williams Cos. Inc., 8.75%, 01/15/20 (t) (v)	1,000	1,042
		63,243
FINANCIALS - 14.8%
AFLAC Inc., 8.50%, 05/15/19	2,500	2,671
Allison Term Loan
3.07%, 08/07/14 (i) (u)	1,790	1,436
3.08%, 08/07/14 (i) (u)	165	132
American Express Co., 7.00%, 03/19/18	1,000	971
American Express Credit Corp., 7.30%, 08/20/13	3,000	3,119
Bank of America Corp., 8.13%
(callable at 100 beginning 05/15/18) (p)	1,000	835
Duke Realty Corp., 5.95%, 02/15/17	1,500	1,163
Ford Motor Credit Co. LLC
7.88%, 06/15/10	7,500	7,124
9.75%, 09/15/10 (k)	2,000	1,916
9.88%, 08/10/11	1,000	925
7.25%, 10/25/11	2,000	1,730

8.00%, 06/01/14	2,500	2,023
12.00%, 05/15/15	3,000	2,805
GMAC LLC
7.75%, 01/19/10 (t) (v)	5,000	4,875
6.88%, 09/15/11 (t) (v)	2,532	2,216
Goldman Sachs Group Inc., 7.50%, 02/15/19	2,000	2,142
HCP Inc., 6.70%, 01/30/18	1,500	1,303
Host Hotels & Resorts LP
6.88%, 11/01/14	1,500	1,350
6.38%, 03/15/15 (e)	3,500	3,028
6.75%, 06/01/16 (e)	1,000	868
9.00%, 05/15/17 (t) (v)	600	572
iStar Financial Inc.
5.15%, 03/01/12	500	252
1.10%, 10/01/12 (i)	4,500	1,702
8.63%, 06/01/13 (e)	5,000	2,600
JPMorgan Chase & Co., 7.90%,
(callable at 100 beginning 04/30/18) (i) (p)	8,000	7,001
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (t) (v)	5,000	3,600
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,000	926
Morgan Stanley, 5.30%, 03/01/13	2,500	2,532
RBS Global & Rexnord LLC, 9.50%, 08/01/14	1,250	1,069
Simon Property Group LP, 10.35%, 04/01/19	2,500	2,841
Vanguard Health Holding Co. I LLC, 11.25%, 10/01/15 (k)	1,000	975
Vornado Realty Trust, 2.85%, 04/01/27	1,500	1,305
Washington Mutual Preferred Funding LLC, 9.75%,
(callable at 100 beginning 12/15/17) (d) (p) (t) (v)	1,500	19
Wells Fargo Capital XIII, 7.70%
(callable at 100 beginning 03/26/13) (i) (p)	900	747
Wells Fargo Capital XV, 9.75%
(callable at 100 beginning 09/26/13) (e) (p)	5,000	4,838
Woodside Finance Ltd.
8.13%, 03/01/14 (e) (t) (v)	2,500	2,691
8.75%, 03/01/19 (t) (v)	1,000	1,098
		77,400
HEALTH CARE - 6.7%
Community Health Systems Inc., 8.88%, 07/15/15	4,000	3,920
DaVita Inc., 6.63%, 03/15/13	1,500	1,414
HCA Inc.
6.38%, 01/15/15	1,500	1,219
9.25%, 11/15/16	3,000	2,955
8.50%, 04/15/19 (t) (v)	5,000	4,900
Mylan Inc., 3.75%, 09/15/15 (t) (v)	1,500	1,678
Tenet Healthcare Corp.
7.38%, 02/01/13	1,000	900
9.25%, 02/01/15 (e) (k)	9,000	8,235
9.00%, 05/01/15 (t) (v)	3,500	3,526
10.00%, 05/01/18 (e) (t) (v)	3,500	3,675
US Oncology Holdings Inc., 6.90%, 03/15/12 (i)	2,798	2,357
		34,812
INDUSTRIALS - 3.4%
Allied Waste North America Inc.
6.13%, 02/15/14	500	505
7.38%, 04/15/14	5,000	5,100

7.13%, 05/15/16		1,400	1,407
Ceridian Corp., 11.25%, 11/15/15 (k)		4,000	3,345
Ingersoll-Rand Co. Ltd., 9.50%, 04/15/14 (l)		700	767
JohnsonDiversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	1,680
Novelis Inc., Term Loan, 2.60%, 07/07/14 (i) (u)		479	420
RBS Global & Rexnord LLC
9.50%, 08/01/14 (t) (v)		1,978	1,691
11.75%, 08/01/16 (e)		1,500	1,106
Terex Corp., 8.00%, 11/15/17 (e)		2,000	1,538
			17,559
INFORMATION TECHNOLOGY - 4.1%
Advanced Micro Devices Inc.
5.75%, 08/15/12		1,000	615
5.75%, 08/15/12 (t) (v)		4,000	2,460
CEVA Group Plc, 10.00%, 09/01/14 (t) (v)		3,000	2,040
First Data Corp., 9.88%, 09/24/15 (e)		5,500	3,905
First Data Corp., Term Loan
3.06%, 09/24/14 (i) (u)		98	73
3.06%, 09/24/14 (i) (u)		15	11
3.07%, 09/24/14 (i) (u)		215	161
3.07%, 09/24/14 (i) (u)		1,647	1,234
3.06%, 10/01/14 (i) (u)		225	170
3.07%, 10/01/14 (i) (u)		1,845	1,395
3.07%, 10/01/14 (i) (u)		1,870	1,414
Freescale Semiconductor Inc., 10.13%, 12/15/16		885	301
Freescale Semiconductor Inc., Term Loan,
12.50%, 12/15/14 (i) (u)		3,894	3,397
Sanmina-SCI Corp.
6.75%, 03/01/13 (e)		1,200	930
8.13%, 03/01/16		1,500	1,093
Sungard Data Systems Inc., 10.63%, 05/15/15 (e) (t) (v)		2,500	2,450
			21,649
MATERIALS - 2.7%
Anglo American Capital Plc, 9.38%, 04/08/14 (t) (v)		2,400	2,607
ArcelorMittal, 9.85%, 06/01/19		2,000	2,158
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17		2,000	2,015
Ineos Group Holdings Plc, 7.88%, 02/15/16 (t) (v)	EUR	2,250	978
JohnsonDiversey Inc., 9.63%, 05/15/12		300	298
Nalco Co., 8.25%, 05/15/17 (e) (t) (v)		300	302
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14 (l)		2,000	2,222
9.00%, 05/01/19 (l)		2,000	2,223
Teck Resources Ltd.
9.75%, 05/15/14 (t) (v)		800	828
10.75%, 05/15/19 (t) (v)		700	752
			14,383
TELECOMMUNICATION SERVICES - 1.0%
CC Holdings GS V LLC, 7.75%, 05/01/17 (t) (v)		1,100	1,072
Crown Castle International Corp., 9.00%, 01/15/15		1,500	1,526
Digicel Group Ltd., 8.88%, 01/15/15 (t) (v)		500	416
Nortel Networks Ltd., 10.75%, 07/15/16 (d)		2,400	828
Qwest Corp., 8.38%, 05/01/16 (t) (v)		1,600	1,544
			5,386

UTILITIES - 3.5%
Arizona Public Service Co., 8.75%, 03/01/19	1,000	1,090
CMS Energy Corp., 8.75%, 06/15/19 (e)	1,000	1,012
Dynegy Holdings Inc.
6.88%, 04/01/11 (e)	2,500	2,406
8.75%, 02/15/12 (e)	2,000	1,940
7.50%, 06/01/15	1,225	1,021
7.75%, 06/01/19	2,000	1,558
Energy Future Holdings Corp., 11.25%, 11/01/17	4,346	2,651
Illinois Power Corp., 9.75%, 11/15/18	2,500	2,878
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,500	2,427
Sempra Energy, 8.90%, 11/15/13	1,000	1,117
		18,100

Total Corporate Bonds and Notes (cost $382,355)		325,633

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 7.3%
JNL Money Market Fund, 0.19% (a) (h)	38,443	38,443

Securities Lending Collateral - 11.4%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	24,972	24,972
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	35,173	34,414
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,285	-
		59,386

Total Short Term Investments (cost $99,874)		97,829

Total Investments - 109.7% (cost $701,191)		574,017
Other Assets and Liabilities, Net - (9.7%)		(50,855)
Total Net Assets - 100%		$ 523,162

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 87.9%
CONSUMER DISCRETIONARY - 8.4%
Cerberus Capital Management LP (c) (f) (s) (u)	444	$ 84
Cerberus Capital Management LP (c) (f) (s) (u)	888	169
Cerberus Capital Management LP (c) (f) (s) (u)	888	169
Comcast Corp. - Special Class A	489	6,902
Daimler AG	32	1,181
Eastman Kodak Co.	163	483
Goodyear Tire & Rubber Co. (c)	95	1,074
H&R Block Inc.	47	806
Harrah’s Investment LP (c) (f) (s) (u)	39	-
Hillenbrand Inc.	33	548
Mattel Inc.	299	4,794
News Corp. - Class A	550	5,013
Time Warner Cable Inc.	31	996
Virgin Media Inc.	229	2,140
		24,359
CONSUMER STAPLES - 25.5%
Altria Group Inc.	271	4,442

British American Tobacco Plc	281	7,722
Brown-Forman Corp. - Class B	22	963
Cadbury Plc	292	2,487
Carlsberg A/S	22	1,414
Carrefour SA	70	2,966
CVS Caremark Corp.	234	7,457
Danone	40	1,954
Dr. Pepper Snapple Group Inc. (c)	196	4,160
General Mills Inc.	36	2,017
Imperial Tobacco Group Plc	235	6,095
Japan Tobacco Inc.	1	2,147
Kraft Foods Inc. - Class A	174	4,417
Kroger Co.	153	3,376
KT&G Corp.	31	1,732
Lion Nathan Ltd.	59	553
Lorillard Inc.	13	860
Nestle SA	148	5,571
Pepsi Bottling Group Inc.	77	2,599
PepsiAmericas Inc.	23	616
Pernod-Ricard SA	55	3,439
Philip Morris International Inc.	39	1,719
Reynolds American Inc.	72	2,797
SUPERVALU Inc.	93	1,210
Wal-Mart Stores Inc.	36	1,759
		74,472
ENERGY - 6.2%
Baker Hughes Inc.	24	878
BP Plc	197	1,552
Exterran Holdings Inc. (c)	46	737
Marathon Oil Corp.	131	3,959
Noble Energy Inc.	15	865
Pride International Inc. (c)	43	1,070
Royal Dutch Shell Plc - Class A	134	3,355
Total SA	33	1,801
Transocean Ltd. (c)	52	3,853
		18,070
FINANCIALS - 11.0%
ACE Ltd.	58	2,543
Alexander’s Inc.	8	2,035
Alleghany Corp. (c)	5	1,332
Ameriprise Financial Inc.	23	553
Bank of America Corp.	64	850
Barclays Plc	365	1,697
Berkshire Hathaway Inc. - Class B (c) (n)	3	9,075
Conseco Inc. (c)	77	182
Deutsche Boerse AG	21	1,653
Forestar Group Inc. (c)	34	398
Guaranty Bancorp (c)	49	93
Intesa Sanpaolo SpA (c)	334	1,076
Link Real Estate Investment Trust	601	1,282
Old Republic International Corp.	133	1,314
St. Joe Co. (c)	24	643
Travelers Cos. Inc.	34	1,381
Ventas Inc.	23	695

Vornado Realty Trust	15	684
White Mountains Insurance Group Ltd.	14	3,242
Zurich Financial Services AG	8	1,398
		32,126
HEALTH CARE - 7.6%
Community Health Systems Inc. (c)	60	1,510
MDS Inc. (c)	65	339
Novartis AG	55	2,233
Schering-Plough Corp.	202	5,083
Tenet Healthcare Corp. (c)	601	1,693
Thermo Fisher Scientific Inc. (c)	44	1,784
Valeant Pharmaceutical International (c)	38	968
Wyeth	190	8,623
		22,233
INDUSTRIALS - 7.7%
A P Moller - Maersk A/S	-	2,031
ACE Aviation Holdings Inc. - Class A (c)	12	53
Federal Signal Corp.	54	414
GenCorp Inc. (c)	37	70
Keppel Corp. Ltd.	360	1,716
Koninklijke Philips Electronics NV	101	1,858
Orkla ASA	555	4,034
Owens Corning Inc. (c)	74	942
Parker Hannifin Corp.	20	865
Siemens AG	46	3,191
SKF AB - Class B	103	1,263
TNT NV	49	957
Tyco International Ltd.	88	2,276
United Technologies Corp.	52	2,702
		22,372
INFORMATION TECHNOLOGY - 8.2%
Dell Inc. (c)	339	4,655
LSI Corp. (c)	556	2,534
Maxim Integrated Products Inc.	130	2,034
Microsoft Corp.	325	7,737
Motorola Inc.	439	2,908
Sun Microsystems Inc. (c)	183	1,685
Tyco Electronics Ltd.	120	2,235
		23,788
MATERIALS - 5.8%
Anglo American Plc	66	1,912
Domtar Corp. (c)	25	415
International Paper Co.	228	3,455
Koninklijke DSM NV	53	1,645
Linde AG	39	3,223
MeadWestvaco Corp.	39	640
Temple-Inland Inc.	76	998
Weyerhaeuser Co.	152	4,625
		16,913
TELECOMMUNICATION SERVICES - 3.1%
Koninklijke KPN NV	291	4,007
Qwest Communications International Inc.	604	2,510
Telefonica SA (o)	116	2,623
		9,140

UTILITIES - 4.4%
Constellation Energy Group Inc.		100	2,669
E.ON AG		119	4,210
Entergy Corp.		19	1,505
Exelon Corp.		46	2,337
GDF Suez		41	1,532
NRG Energy Inc. (c)		25	640
			12,893

Total Common Stocks (cost $350,996)			256,366

OPTIONS - 0.1%
S&P 500 Index Put Option, Strike Price $775.00,
Expiration 12/19/09		162	387
Total Options (cost $956)			387

OTHER EQUITY INTERESTS - 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (w)		725	-

Total Other Equity Interests (cost $0)			-

CORPORATE BONDS AND NOTES - 4.1%
CONSUMER DISCRETIONARY - 1.3%
Cerberus Capital Management LP
12.00%, 07/31/14 (f) (s) (u)		780	148
12.00%, 07/31/14 (f) (s) (u)		390	74
12.00%, 07/31/14 (f) (s) (u)		780	148
Charter Communications Inc., Incremental Term Loan,
9.25%, 03/06/14 (i) (u)		343	310
Charter Communications Operating LLC, Term Loan,
6.25%, 03/06/14 (i) (u)		2,003	1,893
Dana Corp.
6.50%, 03/01/09 (f) (s) (u)		72	-
7.00%, 03/15/09 (f) (s) (u)		115	-
5.85%, 01/15/15 (f) (s) (u)		65	-
Pontus I, 07/31/09 (f) (t) (u)		287	273
Pontus II Claim on HMH Publishing,
9.14%, 07/24/09 (f) (t) (u)		254	241
Pontus II Trust, 9.14%, 06/25/09 (f) (t) (u)		127	221

Pontus III (Calpine Leveraged Loan) Credit Claim,
6.14%, 07/24/09 (f) (t) (u)		259	246
Spectrum Brands Inc. Letter of Credit,
04/01/13 (i) (u)		4	3
Spectrum Brands Inc. Term Loan (i) (u)	EUR	221	230
Spectrum Brands Inc. Term Loan B, 04/01/13 (i) (u)		70	63
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)		1,130	10
Trump Entertainment Resorts Inc., 8.50%, 06/01/15 (d)		245	30
			3,890
ENERGY - 0.7%
Boston Generating LLC, Revolver,
3.64%, 12/21/13 (i) (u)		16	11
Boston Generating LLC,Synthetic Letter of Credit
Deposit 3.64%, 12/21/13 (i) (u)		56	40

Boston Generating LLC, Term Loan B,
6.01%, 12/21/13 (i) (u)	247	179
Texas Competitive Electric Holdings Co. LLC,
Term Loan B1, 3.82%, 10/10/14 (i) (u)	1,445	1,037
Texas Competitive Electric Holdings Co. LLC,
Term Loan B2, 3.82%, 10/10/14 (i) (u)	227	163
Texas Competitive Electric Holdings Co. LLC,
Term Loan, 3.82%, 11/01/15 (i) (u)	702	502
		1,932
FINANCIALS - 0.6%
American General Finance Corp.
5.85%, 06/01/13	104	60
6.90%, 12/15/17	1,457	790
Realogy Corp., Term Loan
5.35%, 10/10/13 (i) (u)	41	30
5.35%, 10/10/13 (i) (u) (x)	565	362
5.35%, 10/10/13 (i) (u)	168	122
5.35%, 10/10/13 (i) (u)	623	453
		1,817
INDUSTRIALS - 0.2%
Quebecor World Inc., Term Loan, 8.25%, 07/21/09 (i) (u)	599	592
INFORMATION TECHNOLOGY - 0.3%
First Data Corp., Term Loan
3.07%, 09/24/14 (i) (u)	422	318
3.06%, 09/24/14 (i) (u)	111	83
3.21%, 10/01/14 (i) (u)	439	332
		733
UTILITIES - 1.0%
Calpine Corp., Term Loan, 3.48%, 03/29/14 (i) (u)	3,406	3,027

Total Corporate Bonds and Notes (cost $13,652)		11,991

SHORT TERM INVESTMENTS - 10.1%
Mutual Funds - 10.1%
JNL Money Market Fund, 0.19% (a) (h)	29,528	29,528
Total Short Term Investments (cost $29,528)		29,528

Total Investments - 102.2% (cost $395,132)		298,272
Total Securities Sold Short - (1.7%) (proceeds $4,511)		(5,023)
Other Assets and Liabilities, Net - (0.5%)		(1,563)
Total Net Assets - 100%		$ 291,686

Securities Sold Short - 1.7%
COMMON STOCKS - 1.7%
HEALTH CARE - 1.7%
Merck & Co. Inc.	117	$ 3,263
Pfizer Inc.	117	1,760

Total Securities Sold Short - 1.7%
(proceeds $4,511)		$ 5,023

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 8.6%

Abercrombie & Fitch Co. - Class A (e)	7	$ 169
Amazon.com Inc. (c) (e)	24	2,020
Apollo Group Inc. - Class A (c) (e)	8	578
AutoNation Inc. (c) (e)	8	144
AutoZone Inc. (c) (e)	3	426
Bed Bath & Beyond Inc. (c) (e)	19	595
Best Buy Co. Inc. (e)	25	838
Big Lots Inc. (c) (e)	6	132
Black & Decker Corp.	5	140
Carnival Corp. (e)	32	833
CBS Corp. - Class B (e)	49	339
Centex Corp. (e)	8	70
Coach Inc.	24	654
Comcast Corp. - Class A	216	3,130
Darden Restaurants Inc. (e)	10	325
DeVry Inc.	5	226
DirecTV Group Inc. (c) (e)	39	965
DR Horton Inc. (e)	20	188
Eastman Kodak Co. (e)	15	45
Expedia Inc. (c)	16	245
Family Dollar Stores Inc. (e)	10	295
Ford Motor Co. (c)	238	1,445
Fortune Brands Inc. (e)	11	376
GameStop Corp. - Class A (c) (e)	12	269
Gannett Co. Inc. (e)	15	55
Gap Inc.	35	567
Genuine Parts Co.	12	408
Goodyear Tire & Rubber Co. (c)	17	192
H&R Block Inc.	26	447
Harley-Davidson Inc. (e)	18	286
Harman International Industries Inc.	5	87
Hasbro Inc. (e)	9	226
Home Depot Inc. (e)	127	3,005
International Game Technology	23	359
Interpublic Group of Cos. Inc. (c) (e)	34	170
J.C. Penney Co. Inc. (e)	17	486
Johnson Controls Inc. (e)	44	953
KB Home (e)	5	75
Kohl’s Corp. (c) (e)	22	961
Leggett & Platt Inc. (e)	12	187
Lennar Corp. (e)	11	107
Limited Brands Inc. (e)	21	250
Lowe’s Cos. Inc.	110	2,136
Macy’s Inc.	31	363
Marriott International Inc. - Class A (e)	22	495
Mattel Inc.	27	428
McDonald’s Corp.	82	4,741
McGraw-Hill Cos. Inc.	23	700
Meredith Corp. (e)	2	57
New York Times Co. - Class A (e)	8	43
Newell Rubbermaid Inc.	19	203
News Corp. - Class A (e)	173	1,575
Nike Inc. - Class B	29	1,507
Nordstrom Inc. (e)	12	230

Office Depot Inc. (c)	23	103
Omnicom Group Inc.	24	743
O’Reilly Automotive Inc. (c) (e)	10	370
Polo Ralph Lauren Corp. (e)	4	229
Pulte Homes Inc. (e)	15	132
RadioShack Corp.	10	138
Scripps Networks Interactive Inc.	6	175
Sears Holdings Corp. (c) (e)	4	266
Sherwin-Williams Co. (e)	8	404
Snap-On Inc.	4	127
Stanley Works	6	208
Staples Inc. (e)	54	1,086
Starbucks Corp. (c)	54	754
Starwood Hotels & Resorts Worldwide Inc. (e)	14	310
Target Corp.	57	2,231
Tiffany & Co. (e)	9	227
Time Warner Cable Inc.	26	824
Time Warner Inc. (e)	90	2,261
TJX Cos. Inc.	31	967
VF Corp.	6	351
Viacom Inc. - Class B (c)	45	1,016
Walt Disney Co. (e)	139	3,247
Washington Post Co.	-	148
Whirlpool Corp. (e)	5	217
Wyndham Worldwide Corp.	13	163
Wynn Resorts Ltd. (c) (e)	5	177
Yum! Brands Inc.	34	1,130
		53,750
CONSUMER STAPLES - 11.6%
Altria Group Inc.	155	2,541
Archer-Daniels-Midland Co.	48	1,293
Avon Products Inc. (e)	32	830
Brown-Forman Corp. - Class B	7	314
Campbell Soup Co. (e)	16	459
Clorox Co.	11	589
Coca-Cola Co.	149	7,154
Coca-Cola Enterprises Inc.	23	386
Colgate-Palmolive Co.	38	2,661
ConAgra Foods Inc.	34	646
Constellation Brands Inc. - Class A (c)	15	188
Costco Wholesale Corp.	33	1,489
CVS Caremark Corp.	109	3,478
Dean Foods Co. (c)	13	256
Dr. Pepper Snapple Group Inc. (c) (e)	18	387
Estee Lauder Cos. Inc. (e)	8	276
General Mills Inc.	25	1,382
Hershey Co. (e)	13	455
HJ Heinz Co.	23	830
Hormel Foods Corp.	5	177
JM Smucker Co.	9	416
Kellogg Co.	19	867
Kimberly-Clark Corp.	31	1,631
Kraft Foods Inc. - Class A	110	2,793
Kroger Co.	48	1,061

Lorillard Inc.	12	842
McCormick & Co. Inc. (e)	10	318
Molson Coors Brewing Co.	11	482
Pepsi Bottling Group Inc.	10	346
PepsiCo Inc.	117	6,406
Philip Morris International Inc.	147	6,400
Procter & Gamble Co.	218	11,131
Reynolds American Inc. (e)	13	485
Safeway Inc.	32	647
Sara Lee Corp.	53	517
SUPERVALU Inc.	16	207
Sysco Corp.	43	977
Tyson Foods Inc. (e)	23	289
Walgreen Co.	74	2,178
Wal-Mart Stores Inc.	167	8,077
Whole Foods Market Inc. (e)	10	185
		72,046
ENERGY - 12.0%
Anadarko Petroleum Corp.	37	1,671
Apache Corp.	25	1,814
Baker Hughes Inc.	23	831
BJ Services Co.	22	301
Cabot Oil & Gas Corp. - Class A (e)	8	231
Cameron International Corp. (c) (e)	16	445
Chesapeake Energy Corp.	42	823
Chevron Corp.	150	9,941
ConocoPhillips	111	4,665
Consol Energy Inc.	13	458
Denbury Resources Inc. (c)	19	281
Devon Energy Corp.	33	1,816
Diamond Offshore Drilling Inc. (e)	5	441
El Paso Corp.	53	489
ENSCO International Inc.	11	369
EOG Resources Inc.	19	1,276
Exxon Mobil Corp.	365	25,513
FMC Technologies Inc. (c) (e)	9	346
Halliburton Co.	67	1,396
Hess Corp.	21	1,148
Marathon Oil Corp.	53	1,602
Massey Energy Co. (e)	6	114
Murphy Oil Corp. (e)	14	782
Nabors Industries Ltd. (c)	21	319
National Oilwell Varco Inc. (c)	31	1,006
Noble Energy Inc.	13	754
Occidental Petroleum Corp.	61	3,996
Peabody Energy Corp.	20	597
Pioneer Natural Resources Co. (e)	9	223
Range Resources Corp.	12	491
Rowan Cos. Inc. (e)	8	154
Schlumberger Ltd.	90	4,848
Smith International Inc. (e)	17	429
Southwestern Energy Co. (c)	25	985
Spectra Energy Corp.	49	822
Sunoco Inc. (e)	9	210

Tesoro Corp. (e)	10	129
Valero Energy Corp.	41	689
Williams Cos. Inc.	44	684
XTO Energy Inc. (e)	44	1,661
		74,750
FINANCIALS - 13.1%
AFLAC Inc.	34	1,072
Allstate Corp.	40	966
American Express Co. (e)	88	2,043
American International Group Inc. (e)	184	213
Ameriprise Financial Inc.	19	453
AON Corp.	20	766
Apartment Investment & Management Co. (e)	7	64
Assurant Inc.	8	196
AvalonBay Communities Inc. (e)	6	342
Bank of America Corp.	603	7,954
Bank of New York Mellon Corp. (a)	89	2,613
BB&T Corp. (e)	48	1,053
Boston Properties Inc.	10	476
Capital One Financial Corp. (e)	33	719
CB Richard Ellis Group Inc. - Class A (c) (e)	18	166
Charles Schwab Corp. (e)	71	1,238
Chubb Corp.	26	1,037
Cincinnati Financial Corp.	13	279
CIT Group Inc. (e)	24	52
Citigroup Inc. (e)	412	1,224
CME Group Inc.	5	1,551
Comerica Inc.	11	233
Developers Diversified Realty Corp. (e)	-	-
Discover Financial Services	36	369
E*Trade Financial Corp. (c) (e)	34	43
Equity Residential (e)	20	453
Federated Investors Inc. - Class B	7	164
Fifth Third Bancorp (e)	54	386
First Horizon National Corp. (c) (e)	16	188
Franklin Resources Inc.	11	823
Genworth Financial Inc. - Class A (e)	34	237
Goldman Sachs Group Inc.	38	5,549
Hartford Financial Services Group Inc.	24	290
HCP Inc. (e)	20	428
Health Care REIT Inc. (e)	8	274
Host Hotels & Resorts Inc. (e)	44	370
Hudson City Bancorp Inc. (e)	39	518
Huntington Bancshares Inc. (e)	39	162
IntercontinentalExchange Inc. (c)	6	629
Invesco Ltd.	31	551
Janus Capital Group Inc.	14	164
JPMorgan Chase & Co. (e)	291	9,924
KeyCorp	52	273
Kimco Realty Corp. (e)	23	228
Legg Mason Inc. (e)	11	273
Leucadia National Corp. (c) (e)	14	293
Lincoln National Corp. (e)	22	378
Loews Corp.	27	732

M&T Bank Corp. (e)	6	320
Marsh & McLennan Cos. Inc.	38	766
Marshall & Ilsley Corp. (e)	28	133
MBIA Inc. (c) (e)	12	51
MetLife Inc. (e)	61	1,844
Moody’s Corp. (e)	14	362
Morgan Stanley (e)	101	2,874
NASDAQ OMX Group Inc. (c)	11	227
Northern Trust Corp.	18	945
NYSE Euronext	19	528
People’s United Financial Inc.	27	400
Plum Creek Timber Co. Inc. (e)	13	375
PNC Financial Services Group Inc.	34	1,330
Principal Financial Group Inc.	23	429
Progressive Corp. (c)	50	756
ProLogis (e)	34	274
Prudential Financial Inc.	34	1,278
Public Storage (e)	10	623
Regions Financial Corp. (e)	86	347
Simon Property Group Inc. (e)	21	1,065
SLM Corp. (c) (e)	35	364
State Street Corp.	37	1,740
SunTrust Banks Inc.	34	560
T. Rowe Price Group Inc. (e)	19	789
Torchmark Corp. (e)	7	242
Travelers Cos. Inc.	44	1,803
U.S. Bancorp (e)	142	2,547
Unum Group (e)	24	384
Ventas Inc. (e)	11	337
Vornado Realty Trust (e)	12	520
Wells Fargo & Co. (e)	348	8,432
XL Capital Ltd. - Class A (e)	26	295
Zions Bancorporation (e)	9	101
		81,450
HEALTH CARE - 13.5%
Abbott Laboratories	116	5,446
Aetna Inc.	34	839
Allergan Inc.	23	1,079
AmerisourceBergen Corp.	23	412
Amgen Inc. (c) (e)	76	4,009
Baxter International Inc.	45	2,396
Becton Dickinson & Co.	18	1,287
Biogen Idec Inc. (c)	22	990
Boston Scientific Corp. (c) (e)	111	1,124
Bristol-Myers Squibb Co.	148	3,016
Cardinal Health Inc.	27	813
Celgene Corp. (c)	35	1,653
Cephalon Inc. (c) (e)	6	321
CIGNA Corp.	20	473
Coventry Health Care Inc. (c)	11	211
CR Bard Inc. (e)	7	552
DaVita Inc. (c)	8	383
DENTSPLY International Inc. (e)	11	333
Eli Lilly & Co.	76	2,628

Express Scripts Inc. (c)	20	1,401
Forest Laboratories Inc. (c)	23	575
Genzyme Corp. (c)	20	1,114
Gilead Sciences Inc. (c) (e)	68	3,200
Hospira Inc. (c)	11	443
Humana Inc. (c)	12	393
IMS Health Inc. (e)	13	169
Intuitive Surgical Inc. (c) (e)	3	488
Johnson & Johnson	206	11,696
King Pharmaceuticals Inc. (c) (e)	19	182
Laboratory Corp. of America Holdings (c) (e)	8	558
Life Technologies Corp. (c)	13	551
McKesson Corp.	21	910
Medco Health Solutions Inc. (c)	36	1,646
Medtronic Inc.	84	2,927
Merck & Co. Inc. (e)	158	4,417
Millipore Corp. (c)	4	295
Mylan Inc. (c) (e)	23	298
Patterson Cos. Inc. (c) (e)	7	152
PerkinElmer Inc.	9	150
Pfizer Inc. (e)	505	7,577
Quest Diagnostics Inc.	11	645
Schering-Plough Corp.	122	3,065
St. Jude Medical Inc. (c)	26	1,051
Stryker Corp. (e)	18	715
Tenet Healthcare Corp. (c) (e)	29	82
Thermo Fisher Scientific Inc. (c) (e)	31	1,283
UnitedHealth Group Inc.	89	2,223
Varian Medical Systems Inc. (c) (e)	9	328
Waters Corp. (c)	7	373
Watson Pharmaceuticals Inc. (c)	8	268
WellPoint Inc. (c)	36	1,846
Wyeth	100	4,529
Zimmer Holdings Inc. (c)	16	702
		84,217
INDUSTRIALS - 9.5%
3M Co.	52	3,127
Avery Dennison Corp.	8	209
Boeing Co.	54	2,315
Burlington Northern Santa Fe Corp. (e)	21	1,539
Caterpillar Inc. (e)	45	1,494
CH Robinson Worldwide Inc. (e)	13	672
Cintas Corp.	10	233
Cooper Industries Ltd. - Class A	12	374
CSX Corp.	29	1,021
Cummins Inc.	15	538
Danaher Corp. (e)	19	1,186
Deere & Co.	32	1,270
Dover Corp.	14	458
Dun & Bradstreet Corp.	4	324
Eaton Corp. (e)	13	559
Emerson Electric Co.	57	1,838
Equifax Inc.	9	236
Expeditors International Washington Inc.	16	527

Fastenal Co. (e)	9	315
FedEx Corp.	23	1,303
Flowserve Corp.	4	293
Fluor Corp.	14	694
General Dynamics Corp.	29	1,607
General Electric Co. (e)	791	9,265
Goodrich Corp.	9	460
Honeywell International Inc.	55	1,734
Illinois Tool Works Inc.	28	1,059
Ingersoll-Rand Co. Ltd. - Class A (c)	2	49
Iron Mountain Inc. (c) (e)	13	377
ITT Corp.	14	613
Jacobs Engineering Group Inc. (c) (e)	9	395
L-3 Communications Holdings Inc.	9	609
Lockheed Martin Corp.	24	1,970
Manitowoc Co. Inc. (e)	8	41
Masco Corp.	28	266
Monster Worldwide Inc. (c) (e)	10	117
Norfolk Southern Corp.	27	1,019
Northrop Grumman Corp.	25	1,126
PACCAR Inc. (e)	27	871
Pall Corp.	9	243
Parker Hannifin Corp.	12	524
Pitney Bowes Inc. (e)	15	326
Precision Castparts Corp.	10	755
Quanta Services Inc. (c)	15	337
Raytheon Co. (e)	30	1,338
Republic Services Inc. - Class A	24	583
Robert Half International Inc. (e)	12	276
Rockwell Automation Inc. (e)	11	339
Rockwell Collins Inc.	12	501
RR Donnelley & Sons Co.	16	185
Ryder System Inc. (e)	4	116
Southwest Airlines Co. (e)	57	381
Stericycle Inc. (c)	6	330
Textron Inc. (e)	20	193
Union Pacific Corp.	38	1,968
United Parcel Service Inc. - Class B (e)	75	3,730
United Technologies Corp. (e)	71	3,670
Waste Management Inc. (e)	36	1,021
WW Grainger Inc. (e)	5	375
		59,294
INFORMATION TECHNOLOGY - 17.8%
Adobe Systems Inc. (c) (e)	39	1,094
Advanced Micro Devices Inc. (c) (e)	41	159
Affiliated Computer Services Inc. - Class A (c)	7	312
Agilent Technologies Inc. (c)	27	543
Akamai Technologies Inc. (c) (e)	12	237
Altera Corp.	21	344
Amphenol Corp. - Class A	13	413
Analog Devices Inc.	22	548
Apple Inc. (c)	67	9,496
Applied Materials Inc.	98	1,075
Autodesk Inc. (c)	17	320

Automatic Data Processing Inc.	38	1,346
BMC Software Inc. (c)	14	475
Broadcom Corp. - Class A (c)	32	797
CA Inc.	29	510
Ciena Corp. (c) (e)	7	75
Cisco Systems Inc. (c)	431	8,038
Citrix Systems Inc. (c)	13	428
Cognizant Technology Solutions Corp. (c)	22	591
Computer Sciences Corp. (c)	12	510
Compuware Corp. (c)	18	125
Convergys Corp. (c)	10	89
Corning Inc.	117	1,876
Dell Inc. (c) (e)	130	1,786
eBay Inc. (c) (e)	81	1,389
Electronic Arts Inc. (c)	24	531
EMC Corp. (c)	151	1,980
Fidelity National Information Services Inc.	14	289
Fiserv Inc. (c)	12	541
FLIR Systems Inc. (c) (e)	12	262
Google Inc. - Class A (c)	18	7,564
Harris Corp.	10	284
Hewlett-Packard Co.	178	6,892
Intel Corp. (e)	417	6,894
International Business Machines Corp. (e)	99	10,317
Intuit Inc. (c)	24	685
Jabil Circuit Inc.	16	119
JDS Uniphase Corp. (c)	17	98
Juniper Networks Inc. (c) (e)	39	910
KLA-Tencor Corp.	13	320
Lexmark International Inc. (c) (e)	6	92
Linear Technology Corp. (e)	16	373
LSI Corp. (c)	49	224
MasterCard Inc. (e)	5	894
McAfee Inc. (c)	12	495
MEMC Electronic Materials Inc. (c)	16	289
Microchip Technology Inc. (e)	13	297
Micron Technology Inc. (c) (e)	60	302
Microsoft Corp.	572	13,603
Molex Inc.	10	151
Motorola Inc. (e)	168	1,114
National Semiconductor Corp. (e)	14	171
NetApp Inc. (c)	25	496
Novell Inc. (c)	22	99
Novellus Systems Inc. (c) (e)	7	120
Nvidia Corp. (c) (e)	41	462
Oracle Corp.	283	6,065
Paychex Inc. (e)	24	613
QLogic Corp. (c) (e)	8	100
QUALCOMM Inc.	124	5,585
Salesforce.com Inc. (c) (e)	8	292
SanDisk Corp. (c)	16	241
Sun Microsystems Inc. (c)	57	522
Symantec Corp. (c)	61	942
Tellabs Inc. (c)	28	159

Teradata Corp. (c)	13	296
Teradyne Inc. (c) (e)	13	91
Texas Instruments Inc.	96	2,042
Total System Services Inc.	15	204
VeriSign Inc. (c) (e)	14	267
Western Digital Corp. (c)	17	440
Western Union Co.	52	860
Xerox Corp.	62	404
Xilinx Inc. (e)	20	417
Yahoo! Inc. (c)	105	1,641
		110,625
MATERIALS - 3.1%
Air Products & Chemicals Inc.	15	999
AK Steel Holding Corp.	9	167
Alcoa Inc. (e)	73	751
Allegheny Technologies Inc. (e)	7	261
Ball Corp.	7	325
Bemis Co. Inc.	7	177
CF Industries Holdings Inc.	4	269
Dow Chemical Co.	79	1,281
Eastman Chemical Co. (e)	5	192
Ecolab Inc.	12	485
EI Du Pont de Nemours & Co.	68	1,737
Freeport-McMoRan Copper & Gold Inc. (e)	31	1,550
International Flavors & Fragrances Inc. (e)	6	188
International Paper Co.	31	470
MeadWestvaco Corp.	12	195
Monsanto Co.	41	3,054
Newmont Mining Corp.	37	1,503
Nucor Corp. (e)	23	1,029
Owens-Illinois Inc. (c)	12	341
Pactiv Corp. (c)	9	198
PPG Industries Inc.	12	547
Praxair Inc.	23	1,640
Sealed Air Corp.	11	203
Sigma-Aldrich Corp. (e)	9	450
Titanium Metals Corp.	7	65
United States Steel Corp. (e)	10	373
Vulcan Materials Co. (e)	9	401
Weyerhaeuser Co.	16	479
		19,330
TELECOMMUNICATION SERVICES - 3.4%
American Tower Corp. (c)	29	924
AT&T Inc.	441	10,958
CenturyTel Inc. (e)	8	233
Embarq Corp. (e)	11	446
Frontier Communications Corp.	24	171
MetroPCS Communications Inc. (c)	19	252
Qwest Communications International Inc. (e)	110	455
Sprint Nextel Corp. (c) (e)	216	1,040
Verizon Communications Inc.	213	6,538
Windstream Corp.	33	277
		21,294
UTILITIES - 3.9%

AES Corp. (c)	51	588
Allegheny Energy Inc.	12	314
Ameren Corp.	16	394
American Electric Power Co. Inc.	36	1,027
CenterPoint Energy Inc. (e)	26	289
CMS Energy Corp. (e)	16	198
Consolidated Edison Inc.	20	757
Constellation Energy Group Inc.	15	404
Dominion Resources Inc.	44	1,467
DTE Energy Co.	12	377
Duke Energy Corp.	96	1,407
Dynegy Inc. (c) (e)	41	94
Edison International Inc.	25	775
Entergy Corp.	15	1,133
EQT Corp.	10	341
Exelon Corp.	49	2,530
FirstEnergy Corp.	22	872
FPL Group Inc. (e)	31	1,748
Integrys Energy Group Inc.	6	175
Nicor Inc.	4	132
NiSource Inc.	20	233
Northeast Utilities	13	285
Pepco Holdings Inc.	15	207
PG&E Corp.	27	1,037
Pinnacle West Capital Corp.	7	222
PPL Corp.	28	914
Progress Energy Inc. (e)	21	788
Public Service Enterprise Group Inc.	38	1,243
Questar Corp.	13	411
SCANA Corp.	9	291
Sempra Energy	18	892
Southern Co. (e)	58	1,821
TECO Energy Inc. (e)	16	186
Wisconsin Energy Corp.	8	342
Xcel Energy Inc.	34	622
		24,516

Total Common Stocks (cost $717,976)		601,272

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 3.3%
JNL Money Market Fund, 0.19% (a) (h)	20,696	20,696

Securities Lending Collateral - 5.6%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	12,718	12,718
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	22,486	22,000
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	775	-
		34,718
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 2,365	2,364

Total Short Term Investments (cost $59,007)		57,778

Total Investments - 105.8% (cost $776,983)		659,050
Other Assets and Liabilities, Net - (5.8%)		(36,144)
Total Net Assets - 100%		$ 622,906

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 15.2%
99 Cents Only Stores (c) (e)	20	$ 272
Aaron’s Inc. (e)	24	728
Advance Auto Parts Inc.	43	1,797
Aeropostale Inc. (c) (e)	31	1,046
American Eagle Outfitters Inc.	94	1,333
American Greetings Corp.	19	227
AnnTaylor Stores Corp. (c) (e)	24	195
Barnes & Noble Inc. (e)	17	341
Blyth Inc.	3	92
Bob Evans Farms Inc. (e)	14	406
BorgWarner Inc. (e)	53	1,799
Boyd Gaming Corp. (c) (e)	24	205
Brinker International Inc.	47	794
Brink’s Home Security Holdings Inc. (c)	19	529
Callaway Golf Co. (e)	27	138
Career Education Corp. (c) (e)	33	813
Carmax Inc. (c) (e)	101	1,479
Cheesecake Factory Inc. (c) (e)	27	475
Chico’s FAS Inc. (c)	81	790
Chipotle Mexican Grill Inc. - Class A (c) (e)	14	1,157
Coldwater Creek Inc. (c) (e)	19	116
Collective Brands Inc. (c) (e)	29	427
Corinthian Colleges Inc. (c) (e)	39	667
Dick’s Sporting Goods Inc. (c)	38	650
Dollar Tree Inc. (c)	41	1,717
DreamWorks Animation SKG Inc. (c)	34	934
Foot Locker Inc.	71	742
Fossil Inc. (c)	20	487
Gentex Corp. (e)	63	730
Guess? Inc. (e)	27	691
HanesBrands Inc. (c) (e)	43	643
Harte-Hanks Inc. (e)	18	164
International Speedway Corp. - Class A	13	328
ITT Educational Services Inc. (c) (e)	14	1,418
J Crew Group Inc. (c) (e)	23	626
John Wiley & Sons Inc.	19	628
Lamar Advertising Co. (c) (e)	35	531
Life Time Fitness Inc. (c) (e)	16	322
LKQ Corp. (c) (e)	64	1,051
Marvel Entertainment Inc. (c) (e)	22	773
Matthews International Corp. - Class A	14	441
MDC Holdings Inc.	17	509
Mohawk Industries Inc. (c) (e)	26	914
NetFlix Inc. (c) (e)	19	788
NVR Inc. (c) (e)	3	1,308
Panera Bread Co. - Class A (c) (e)	14	705
PetSmart Inc.	58	1,245
Phillips-Van Heusen Corp.	23	657
Priceline.com Inc. (c) (e)	19	2,105
Regis Corp.	20	346
Rent-A-Center Inc. (c)	30	539
Ross Stores Inc.	58	2,221
Ryland Group Inc.	19	322

Saks Inc. (c) (e)	64	284
Scholastic Corp. (e)	11	224
Scientific Games Corp. - Class A (c)	30	471
Service Corp. International	114	625
Sotheby’s - Class A (e)	31	436
Strayer Education Inc. (e)	6	1,403
Thor Industries Inc. (e)	16	301
Timberland Co. - Class A (c)	20	270
Toll Brothers Inc. (c)	59	1,005
Tupperware Brands Corp.	29	745
Under Armour Inc. - Class A (c) (e)	16	360
Urban Outfitters Inc. (c)	52	1,087
Warnaco Group Inc. (c)	21	692
Wendy’s/Arby’s Group Inc.	191	764
Williams-Sonoma Inc. (e)	39	460
WMS Industries Inc. (c) (e)	22	698
		50,186
CONSUMER STAPLES - 3.9%
Alberto-Culver Co.	39	992
BJ’s Wholesale Club Inc. (c) (e)	25	806
Church & Dwight Co. Inc.	32	1,737
Corn Products International Inc.	34	915
Energizer Holdings Inc. (c)	31	1,638
Flowers Foods Inc.	36	790
Hansen Natural Corp. (c) (e)	33	1,017
Lancaster Colony Corp.	9	383
NBTY Inc. (c) (e)	25	706
PepsiAmericas Inc.	26	684
Ralcorp Holdings Inc. (c)	26	1,572
Ruddick Corp. (e)	17	403
Smithfield Foods Inc. (c) (e)	54	761
Tootsie Roll Industries Inc. (e)	12	279
Universal Corp. (e)	11	370
		13,053
ENERGY - 6.1%
Arch Coal Inc. (e)	65	1,003
Bill Barrett Corp. (c)	17	466
Cimarex Energy Co. (e)	38	1,079
Comstock Resources Inc. (c)	21	702
Encore Acquisition Co. (c)	24	731
Exterran Holdings Inc. (c) (e)	28	453
Forest Oil Corp. (c) (e)	50	743
Frontier Oil Corp.	47	622
Helix Energy Solutions Group Inc. (c) (e)	44	480
Helmerich & Payne Inc. (e)	48	1,483
Mariner Energy Inc. (c) (e)	45	534
Newfield Exploration Co. (c)	61	1,978
Oceaneering International Inc. (c)	25	1,127
Overseas Shipholding Group Inc. (e)	10	355
Patriot Coal Corp. (c) (e)	34	215
Patterson-UTI Energy Inc. (e)	70	899
Plains Exploration & Production Co. (c)	55	1,511
Pride International Inc. (c)	79	1,983
Quicksilver Resources Inc. (c) (e)	52	482

Southern Union Co.	57	1,043
Superior Energy Services Inc. (c)	35	600
Tidewater Inc.	24	1,009
Unit Corp. (c)	21	580
		20,078
FINANCIALS - 17.3%
Affiliated Managers Group Inc. (c) (e)	19	1,091
Alexandria Real Estate Equities Inc. (e)	18	626
AMB Property Corp.	66	1,244
American Financial Group Inc.	34	742
AmeriCredit Corp. (c) (e)	60	817
Apollo Investment Corp.	62	374
Arthur J Gallagher & Co.	45	968
Associated Banc-Corp (e)	58	730
Astoria Financial Corp. (e)	35	302
BancorpSouth Inc. (e)	33	679
Bank of Hawaii Corp.	22	782
BRE Properties Inc. - Class A	23	557
Brown & Brown Inc.	53	1,057
Camden Property Trust	28	787
Cathay General Bancorp (e)	22	207
City National Corp. (e)	20	721
Commerce Bancshares Inc.	30	960
Corporate Office Properties Trust SBI MD (e)	26	761
Cousins Properties Inc. (e)	19	163
Cullen/Frost Bankers Inc. (e)	27	1,251
Duke Realty Corp. (e)	101	888
Eaton Vance Corp.	53	1,427
Equity One Inc. (e)	17	222
Essex Property Trust Inc. (e)	12	763
Everest Re Group Ltd.	28	2,004
Federal Realty Investors Trust (e)	27	1,388
Fidelity National Financial Inc. - Class A	105	1,425
First American Corp.	42	1,101
First Niagara Financial Group Inc.	67	760
FirstMerit Corp. (e)	37	636
Fulton Financial Corp. (e)	80	419
Hanover Insurance Group Inc.	23	865
HCC Insurance Holdings Inc.	51	1,222
Highwoods Properties Inc. (e)	32	708
Horace Mann Educators Corp.	17	172
Hospitality Properties Trust (e)	48	569
International Bancshares Corp. (e)	22	228
Jefferies Group Inc. (c) (e)	57	1,223
Jones Lang LaSalle Inc.	19	611
Liberty Property Trust	48	1,101
Macerich Co. (e)	36	637
Mack-Cali Realty Corp. (e)	35	797
Mercury General Corp.	16	546
Nationwide Health Properties Inc. (e)	47	1,203
New York Community Bancorp Inc. (e)	157	1,682
NewAlliance Bancshares Inc.	49	563
Old Republic International Corp. (e)	107	1,057
Omega Healthcare Investors Inc. (e)	37	569

PacWest Bancorp (e)	10	136
Potlatch Corp.	18	443
Protective Life Corp.	38	440
Raymond James Financial Inc. (e)	45	772
Rayonier Inc. (e)	36	1,310
Realty Income Corp. (e)	48	1,045
Regency Centers Corp. (e)	36	1,254
Reinsurance Group of America Inc.	33	1,158
SEI Investments Co.	61	1,104
SL Green Realty Corp. (e)	35	798
StanCorp Financial Group Inc.	22	643
SVB Financial Group (c) (e)	14	394
Synovus Financial Corp. (e)	129	385
TCF Financial Corp. (e)	51	687
Trustmark Corp. (e)	22	432
UDR Inc. (e)	68	704
Unitrin Inc.	23	273
Valley National Bancorp (e)	65	758
Waddell & Reed Financial Inc. - Class A	39	1,024
Washington Federal Inc.	40	525
Webster Financial Corp. (e)	24	192
Weingarten Realty Investors (e)	48	699
Westamerica Bancorporation (e)	13	656
Wilmington Trust Corp. (e)	32	433
WR Berkley Corp.	62	1,340
		57,210
HEALTH CARE - 12.3%
Affymetrix Inc. (c)	30	176
Beckman Coulter Inc. (e)	29	1,647
Bio-Rad Laboratories Inc. - Class A (c)	9	642
Cerner Corp. (c) (e)	31	1,917
Charles River Laboratories International Inc. (c) (e)	31	1,031
Community Health Systems Inc. (c) (e)	42	1,056
Covance Inc. (c)	29	1,423
Edwards Lifesciences Corp. (c)	25	1,734
Endo Pharmaceuticals Holdings Inc. (c)	53	956
Gen-Probe Inc. (c)	24	1,028
Health Management Associates Inc. (c) (e)	111	546
Health Net Inc. (c)	47	738
Henry Schein Inc. (c) (e)	41	1,954
Hill-Rom Holdings Inc. (e)	27	446
Hologic Inc. (c) (e)	117	1,664
Idexx Laboratories Inc. (c) (e)	27	1,248
Immucor Inc. (c)	32	444
Kindred Healthcare Inc. (c)	13	163
Kinetic Concepts Inc. (c) (e)	25	687
LifePoint Hospitals Inc. (c) (e)	25	646
Lincare Holdings Inc. (c) (e)	31	736
Masimo Corp. (c) (e)	21	516
Medicis Pharmaceutical Corp.	25	414
Omnicare Inc. (e)	48	1,226
OSI Pharmaceuticals Inc. (c) (e)	26	748
Owens & Minor Inc. (e)	19	826
Perrigo Co. (e)	35	986

Pharmaceutical Product Development Inc.	54	1,250
Psychiatric Solutions Inc. (c) (e)	26	584
ResMed Inc. (c)	35	1,411
Sepracor Inc. (c)	48	840
STERIS Corp.	26	677
Techne Corp.	17	1,093
Teleflex Inc.	18	811
Thoratec Corp. (c) (e)	26	691
United Therapeutics Corp. (c) (e)	11	878
Universal Health Services Inc.	23	1,104
Valeant Pharmaceutical International (c) (e)	37	939
Varian Inc. (c)	13	503
VCA Antech Inc. (c) (e)	39	1,033
Vertex Pharmaceuticals Inc. (c) (e)	79	2,809
WellCare Health Plans Inc. (c) (e)	19	361
		40,582
INDUSTRIALS - 14.5%
AECOM Technology Corp. (c)	42	1,331
AGCO Corp. (c) (e)	42	1,219
AirTran Holdings Inc. (c) (e)	54	332
Alaska Air Group Inc. (c) (e)	16	297
Alexander & Baldwin Inc. (e)	19	442
Alliant Techsystems Inc. (c) (e)	15	1,231
AMETEK Inc.	49	1,684
BE Aerospace Inc. (c)	45	646
Brink’s Co.	18	523
Bucyrus International Inc. - Class A (e)	34	977
Carlisle Cos. Inc.	28	672
Clean Harbors Inc. (c) (e)	9	500
Con-Way Inc. (e)	21	747
Copart Inc. (c)	29	1,003
Corporate Executive Board Co. (e)	15	307
Corrections Corp. of America (c)	52	889
Crane Co.	22	485
Deluxe Corp.	24	302
Donaldson Co. Inc. (e)	35	1,220
Dycom Industries Inc. (c)	18	204
Federal Signal Corp.	21	162
FTI Consulting Inc. (c) (e)	23	1,184
GATX Corp. (e)	21	551
Graco Inc. (e)	27	601
Granite Construction Inc. (e)	15	487
Harsco Corp.	37	1,038
Herman Miller Inc.	24	361
HNI Corp. (e)	20	370
Hubbell Inc. - Class B	26	827
IDEX Corp.	37	902
JB Hunt Transport Services Inc.	37	1,143
JetBlue Airways Corp. (c) (e)	92	392
Joy Global Inc. (e)	47	1,666
Kansas City Southern (c) (e)	41	656
KBR Inc.	74	1,362
Kelly Services Inc. - Class A	13	138
Kennametal Inc.	33	642

Korn/Ferry International (c) (e)	20	213
Landstar System Inc.	24	848
Lennox International Inc.	21	689
Lincoln Electric Holdings Inc.	19	701
Manpower Inc.	36	1,513
Mine Safety Appliances Co.	13	317
MPS Group Inc. (c)	42	322
MSC Industrial Direct Co. - Class A (e)	21	728
Navigant Consulting Inc. (c)	21	274
Nordson Corp. (e)	15	595
Oshkosh Corp.	34	498
Pentair Inc. (e)	45	1,150
Rollins Inc. (e)	18	319
Roper Industries Inc. (e)	41	1,854
Shaw Group Inc. (c)	38	1,046
SPX Corp.	23	1,110
Terex Corp. (c) (e)	49	587
Thomas & Betts Corp. (c)	24	703
Timken Co.	39	665
Trinity Industries Inc. (e)	36	496
United Rentals Inc. (c)	26	168
URS Corp. (c)	38	1,870
Valmont Industries Inc.	8	574
Wabtec Corp. (e)	22	706
Waste Connections Inc. (c)	37	946
Watson Wyatt Worldwide Inc.	19	730
Werner Enterprises Inc. (e)	20	360
Woodward Governor Co. (e)	25	499
		47,974
INFORMATION TECHNOLOGY - 14.7%
3Com Corp. (c) (e)	177	834
ACI Worldwide Inc. (c)	16	218
Acxiom Corp.	31	276
ADC Telecommunications Inc. (c) (e)	45	354
ADTRAN Inc.	24	523
Advent Software Inc. (c) (e)	7	234
Alliance Data Systems Corp. (c) (e)	26	1,086
Ansys Inc. (c)	40	1,240
Arrow Electronics Inc. (c)	54	1,157
Atmel Corp. (c)	205	766
Avnet Inc. (c)	68	1,440
Avocent Corp. (c) (e)	21	287
Broadridge Financial Solutions Inc.	64	1,063
Cadence Design Systems Inc. (c) (e)	118	695
CommScope Inc. (c)	37	971
Cree Inc. (c) (e)	40	1,188
Diebold Inc.	30	798
Digital River Inc. (c)	17	627
DST Systems Inc. (c) (e)	18	669
Equinix Inc. (c)	17	1,240
F5 Networks Inc. (c) (e)	36	1,233
Factset Research Systems Inc.	19	955
Fair Isaac Corp. (e)	22	347
Fairchild Semiconductor International Inc. (c)	57	399

Gartner Inc. - Class A (c)	27	416
Global Payments Inc.	37	1,374
Hewitt Associates Inc. - Class A (c)	38	1,136
Imation Corp. (e)	14	105
Ingram Micro Inc. - Class A (c)	74	1,291
Integrated Device Technology Inc. (c)	76	457
International Rectifier Corp. (c)	33	491
Intersil Corp.	54	679
Itron Inc. (c)	18	995
Jack Henry & Associates Inc. (e)	37	774
Lam Research Corp. (c)	57	1,489
Lender Processing Services Inc.	38	1,064
Macrovision Solutions Corp. (c)	37	816
Mantech International Corp. - Class A (c) (e)	9	402
Mentor Graphics Corp. (c)	43	236
Metavante Technologies Inc. (c)	41	1,062
Mettler Toledo International Inc. (c)	15	1,184
Micros Systems Inc. (c)	36	922
National Instruments Corp. (e)	26	578
NCR Corp. (c)	72	856
NeuStar Inc. - Class A (c)	33	727
Palm Inc. (c) (e)	62	1,033
Parametric Technology Corp. (c)	53	619
Plantronics Inc.	22	424
Polycom Inc. (c) (e)	37	753
RF Micro Devices Inc. (c)	119	447
SAIC Inc. (c)	92	1,715
Semtech Corp. (c)	28	442
Silicon Laboratories Inc. (c)	20	778
SRA International Inc. - Class A (c)	19	342
Sybase Inc. (c) (e)	38	1,179
Synopsys Inc. (c)	65	1,277
Tech Data Corp. (c) (e)	23	749
Trimble Navigation Ltd. (c)	54	1,067
ValueClick Inc. (c)	40	420
Vishay Intertechnology Inc. (c)	83	561
Wind River Systems Inc. (c)	31	359
Zebra Technologies Corp. (c)	27	644
		48,463
MATERIALS - 7.1%
Airgas Inc.	37	1,504
Albemarle Corp.	42	1,067
AptarGroup Inc. (e)	31	1,046
Ashland Inc.	30	851
Cabot Corp.	29	362
Carpenter Technology Corp.	20	421
Cliffs Natural Resources Inc.	59	1,452
Commercial Metals Co. (e)	51	823
Cytec Industries Inc.	22	403
FMC Corp.	33	1,565
Grief Inc.	15	672
Louisiana-Pacific Corp. (c) (e)	43	145
Lubrizol Corp.	31	1,464
Martin Marietta Materials Inc. (e)	20	1,596

Minerals Technologies Inc.	8	303
Olin Corp.	36	424
Packaging Corp. of America	46	738
Reliance Steel & Aluminum Co. (e)	29	1,118
RPM International Inc.	59	825
Scotts Miracle-Gro Co. (e)	20	684
Sensient Technologies Corp.	22	488
Sonoco Products Co.	46	1,091
Steel Dynamics Inc. (e)	85	1,247
Temple-Inland Inc. (e)	49	640
Terra Industries Inc.	46	1,102
Valspar Corp.	46	1,029
Worthington Industries Inc. (e)	28	352
		23,412
TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell Inc. (c)	102	291
Syniverse Holdings Inc. (c) (e)	23	363
Telephone & Data Systems Inc.	46	1,304
		1,958
UTILITIES - 6.6%
AGL Resources Inc.	35	1,117
Alliant Energy Corp.	50	1,318
Aqua America Inc. (e)	62	1,107
Black Hills Corp. (e)	17	399
Cleco Corp. (e)	27	600
DPL Inc. (e)	53	1,227
Energen Corp.	33	1,306
Great Plains Energy Inc.	61	950
Hawaiian Electric Industries Inc. (e)	41	791
IDACORP Inc. (e)	21	547
MDU Resources Group Inc.	84	1,590
National Fuel Gas Co.	36	1,310
NSTAR (e)	49	1,565
NV Energy Inc.	107	1,155
OGE Energy Corp.	43	1,226
Oneok Inc.	48	1,416
PNM Resources Inc. (e)	39	422
UGI Corp.	49	1,257
Vectren Corp.	37	868
Westar Energy Inc.	50	931
WGL Holdings Inc. (e)	22	713
		21,815

Total Common Stocks (cost $431,754)		324,731

WARRANTS - 0.0%
Krispy Kreme Doughnuts Inc. (c)	-	-
Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 29.9%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.19% (a) (h)	5,284	5,284
Securities Lending Collateral - 28.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	54,552	54,552
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	39,133	38,288
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,206	-
		92,840
U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 645	645

Total Short Term Investments (cost $101,820)		98,769

Total Investments - 128.2% (cost $533,574)		423,500
Other Assets and Liabilities, Net - (28.2%)		(93,259)
Total Net Assets - 100%		$ 330,241

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 13.1%
1-800-Flowers.com Inc. (c)	14	$ 28
99 Cents Only Stores (c) (e)	22	301
AFC Enterprises Inc. (c)	12	80
Ambassadors Group Inc.	9	122
American Apparel Inc. (c) (e)	16	57
American Axle & Manufacturing Holdings Inc. (e)	19	66
American Greetings Corp.	19	224
American Public Education Inc. (c) (e)	8	328
America’s Car-Mart Inc. (c) (e)	5	106
Amerigon Inc. (c) (e)	11	70
Ameristar Casinos Inc. (e)	12	228
AnnTaylor Stores Corp. (c)	26	206
Arbitron Inc.	12	197
ArvinMeritor Inc.	37	161
Asbury Automotive Group Inc.	15	153
Ascent Media Corp. (c)	6	160
Audiovox Corp. (c)	9	53
Bally Technologies Inc. (c) (e)	26	773
Bassett Furniture Industries Inc.	1	2
Beazer Homes USA Inc. (c) (e)	22	40
Bebe Stores Inc. (e)	18	126
Belo Corp.	41	74
Benihana Inc. - Class A (c) (e)	6	37
Big 5 Sporting Goods Corp.	11	117
BJ’s Restaurants Inc. (c) (e)	9	155
Blue Nile Inc. (c) (e)	6	261
Bluegreen Corp. (c) (e)	6	16
Blyth Inc.	3	90
Bob Evans Farms Inc. (e)	15	418
Books-A-Million Inc. (e)	3	23
Borders Group Inc. (c)	30	112
Bridgepoint Education Inc. (c)	6	101
Brookfield Homes Corp. (c) (e)	6	24
Brown Shoe Co. Inc. (e)	20	142
Brunswick Corp. (e)	41	176
Buckle Inc. (e)	12	380
Buffalo Wild Wings Inc. (c) (e)	9	277
Build-A-Bear Workshop Inc. (c) (e)	9	39
Cabela’s Inc. - Class A (c) (e)	19	232
California Pizza Kitchen Inc. (c) (e)	9	120
Callaway Golf Co.	31	155
Capella Education Co. (c) (e)	7	412
Caribou Coffee Co. Inc. (c)	3	20
Carmike Cinemas Inc. (e)	5	41
Carrol’s Restaurant Group Inc. (c)	5	34
Carter’s Inc. (c)	27	662
Cato Corp. - Class A (e)	13	228
Cavco Industries Inc. (c)	3	76
CEC Entertainment Inc. (c) (e)	11	317
Charlotte Russe Holding Inc. (c)	10	125
Charming Shoppes Inc. (c) (e)	54	201
Cheesecake Factory Inc. (c) (e)	28	493
Cherokee Inc. (e)	4	72

Childrens Place Retail Stores Inc. (c) (e)	11	298
China Automotive Systems Inc. (c)	2	11
ChinaCast Education Corp. (c)	13	89
Christopher & Banks Corp.	16	109
Churchill Downs Inc.	5	154
Cinemark Holdings Inc.	15	172
Citi Trends Inc. (c)	7	176
CKE Restaurants Inc.	23	198
CKX Inc. (c) (e)	27	194
Coinstar Inc. (c) (e)	14	382
Coldwater Creek Inc. (c) (e)	27	163
Collective Brands Inc. (c) (e)	30	443
Columbia Sportswear Co. (e)	6	182
Conn’s Inc. (c) (e)	4	55
Cooper Tire & Rubber Co. (e)	28	275
Core-Mark Holding Co. Inc. (c)	5	120
Corinthian Colleges Inc. (c) (e)	40	672
CPI Corp.	2	38
Cracker Barrel Old Country Store Inc. (e)	11	298
Crocs Inc. (c) (e)	40	137
Crown Media Holdings Inc. (c) (e)	5	9
CSS Industries Inc.	4	73
Dana Holding Corp. (c)	47	61
Deckers Outdoor Corp. (c) (e)	6	437
Denny’s Corp. (c)	45	96
Destination Maternity Corp. (c)	2	35
Dillard’s Inc. - Class A (e)	26	240
DineEquity Inc. (e)	8	257
Dolan Media Co. (c) (e)	14	178
Domino’s Pizza Inc. (c) (e)	18	134
Dorman Products Inc. (c)	5	74
Dover Downs Gaming & Entertainment Inc.	7	31
Dress Barn Inc. (c) (e)	21	304
Drew Industries Inc. (c)	9	105
Drugstore.com Inc. (c)	40	72
DSW Inc. (c) (e)	7	67
Eastman Kodak Co.	122	360
Einstein Noah Restaurant Group Inc. (c)	2	20
Empire Resorts Inc. (c) (e)	1	2
Ethan Allen Interiors Inc. (e)	12	123
EW Scripps Co.	13	27
Exide Technologies (c) (e)	36	133
FGX International Holdings Ltd. (c)	7	78
Finish Line - Class A	20	151
Fisher Communications Inc.	4	51
Fossil Inc. (c) (e)	22	533
Fred’s Inc. (e)	19	238
Frisch’s Restaurants Inc.	1	29
Fuel Systems Solutions Inc. (c) (e)	6	119
Fuqi International Inc. (c) (e)	5	104
Furniture Brands International Inc. (e)	18	54
Gaiam Inc. (c) (e)	8	44
Gander Mountain Co. (c)	2	13
Gaylord Entertainment Co. (c) (e)	19	236

Genesco Inc. (c) (e)	9	171
G-III Apparel Group Ltd. (c)	7	83
Global Sources Ltd. (c) (e)	8	59
Grand Canyon Education (c) (e)	7	122
Great Wolf Resorts Inc. (c)	11	23
Group 1 Automotive Inc. (e)	11	297
Gymboree Corp. (c) (e)	14	489
Harte-Hanks Inc. (e)	18	165
Haverty Furniture Cos. Inc. (e)	8	76
Hawk Corp. (c)	2	34
Helen of Troy Ltd. (c)	14	237
hhgregg Inc. (c) (e)	6	88
Hibbett Sports Inc. (c) (e)	13	241
Hooker Furniture Corp.	5	60
HOT Topic Inc. (c) (e)	21	152
Hovnanian Enterprises Inc. - Class A (c) (e)	25	58
HSN Inc. (c)	17	180
Iconix Brand Group Inc. (c) (e)	28	435
Interval Leisure Group Inc. (c)	17	158
iRobot Corp. (c) (e)	9	118
Isle of Capri Casinos Inc. (c) (e)	8	105
J Crew Group Inc. (c) (e)	23	633
Jack in the Box Inc. (c)	27	615
Jackson Hewitt Tax Service Inc.	15	92
Jakks Pacific Inc. (c) (e)	13	169
Jo-Ann Stores Inc. (c) (e)	12	258
Jones Apparel Group Inc.	39	419
Jos. A. Bank Clothiers Inc. (c) (e)	9	298
Journal Communications Inc. - Class A	20	21
K12 Inc. (c) (e)	10	224
Kenneth Cole Productions Inc. (e)	5	36
Kirkland’s Inc. (c)	5	64
Knology Inc. (c)	14	118
Krispy Kreme Doughnuts Inc. (c)	27	80
K-Swiss Inc. - Class A	12	105
Lakes Entertainment Inc. (c) (e)	8	24
Landry’s Restaurants Inc. (c) (e)	6	52
La-Z-Boy Inc. (e)	28	133
Leapfrog Enterprises Inc. (c) (e)	18	40
Lear Corp. (c) (e)	19	10
Learning Tree International Inc. (c)	5	51
Life Time Fitness Inc. (c) (e)	19	376
LIN TV Corp. (c) (e)	17	28
Lincoln Educational Services Corp. (c)	4	91
Lithia Motors Inc. - Class A	7	68
Live Nation Inc. (c) (e)	39	190
Liz Claiborne Inc.	41	117
LodgeNet Interactive Corp. (c)	9	31
Luby’s Inc. (c)	10	42
Lululemon Athletica Inc. (c) (e)	18	238
Lumber Liquidators Inc. (c) (e)	7	104
M/I Homes Inc. (c) (e)	9	84
Mac-Gray Corp. (c)	5	65
Maidenform Brands Inc. (c)	10	114

Marcus Corp.	9	98
Marine Products Corp.	5	20
Martha Stewart Living Omnimedia Inc. (c) (e)	14	42
Matthews International Corp. - Class A (e)	14	449
McCormick & Schmick’s Seafood Restaurants Inc. (c) (e)	7	50
Mediacom Communications Corp. (c)	18	93
Men’s Wearhouse Inc. (e)	25	472
Meritage Homes Corp. (c) (e)	15	279
Midas Inc. (c)	7	75
Modine Manufacturing Co.	17	80
Monarch Casino & Resort Inc. (c) (e)	6	46
Monro Muffler Inc.	8	203
Morgans Hotel Group Co. (c) (e)	13	50
Movado Group Inc. (e)	8	86
Multimedia Games Inc. (c)	12	58
National CineMedia Inc.	20	272
National Presto Industries Inc. (e)	2	172
New York & Co. Inc. (c)	11	35
NIVS IntelliMedia Technology Group Inc. (c)	4	12
Nobel Learning Communities Inc. (c)	2	21
NutriSystem Inc. (e)	15	211
O’Charley’s Inc.	9	85
OfficeMax Inc.	34	212
Orbitz Worldwide Inc. (c) (e)	20	38
Orient-Express Hotels Ltd.	35	294
Outdoor Channel Holdings Inc. (c)	6	38
Overstock.com Inc. (c) (e)	7	88
Oxford Industries Inc. (e)	7	84
Pacific Sunwear of California Inc. (c) (e)	32	107
Papa John’s International Inc. (c)	10	256
Peets Coffee & Tea Inc. (c)	6	160
PEP Boys-Manny Moe & Jack	23	230
Perry Ellis International Inc. (c) (e)	6	42
PetMed Express Inc. (c) (e)	11	166
PF Chang’s China Bistro Inc. (c) (e)	11	363
Pier 1 Imports Inc. (c) (e)	45	90
Pinnacle Entertainment Inc. (c) (e)	28	264
Playboy Enterprises Inc. - Class B (c)	12	30
Polaris Industries Inc. (e)	15	494
Pomeroy IT Solutions Inc. (c)	1	5
Pool Corp. (e)	23	380
Pre-Paid Legal Services Inc. (c)	3	150
PRIMEDIA Inc. (e)	12	24
Princeton Review Inc. (c) (e)	7	36
Quicksilver Inc. (c)	62	115
Raser Technologies Inc. (c) (e)	25	71
RC2 Corp. (c)	9	113
RCN Corp. (c)	18	105
Reading International Inc. - Class A (c) (e)	8	36
Red Lion Hotels Corp. (c)	6	29
Red Robin Gourmet Burgers Inc. (c) (e)	7	137
Regis Corp.	21	362
Rent-A-Center Inc. (c) (e)	31	555
Rentrak Corp. (c)	4	66

Retail Ventures Inc. (c)	15	33
Rex Stores Corp. (c)	4	43
Ruby Tuesday Inc. (c)	25	166
Ruth’s Hospitality Group Inc. (c)	12	46
Ryland Group Inc. (e)	20	343
Saga Communications Inc. (c)	-	2
Saks Inc. (c) (e)	53	233
Sally Beauty Holdings Inc. (c) (e)	44	283
Scholastic Corp. (e)	11	218
Sealy Corp. (c)	23	44
Shiloh Industries Inc. (c)	1	3
Shoe Carnival Inc. (c)	4	51
Shuffle Master Inc. (c)	25	163
Shutterfly Inc. (c)	10	136
Sinclair Broadcast Group Inc. - Class A (e)	19	37
Skechers U.S.A. Inc. - Class A (c)	16	153
Skyline Corp.	3	70
Smith & Wesson Holding Corp. (c) (e)	24	138
Sonic Automotive Inc. (e)	11	112
Sonic Corp. (c) (e)	29	289
Sotheby’s - Class A (e)	32	448
Spartan Motors Inc.	16	177
Speedway Motorsports Inc.	6	88
Sport Supply Group Inc.	4	35
Stage Stores Inc.	18	195
Stamps.com Inc. (c)	6	55
Standard Motor Products Inc.	7	57
Standard-Pacific Corp. (c) (e)	50	102
Stanley Furniture Co. Inc.	5	49
Steak n Shake Co. (c) (e)	13	111
Stein Mart Inc. (c) (e)	12	106
Steiner Leisure Ltd. (c)	7	210
Steinway Musical Instruments Inc. (c)	4	41
Steven Madden Ltd. (c)	8	209
Stewart Enterprises Inc. - Class A (e)	41	195
Stoneridge Inc. (c)	7	35
Strattec Security Corp.	1	9
Sturm Ruger & Co. Inc. (e)	8	101
Superior Industries International Inc. (e)	11	157
Syms Corp. (c) (e)	3	24
Systemax Inc. (c) (e)	5	62
Talbots Inc. (e)	12	65
Tempur-Pedic International Inc. (e)	36	464
Tenneco Inc. (c)	23	239
Texas Roadhouse Inc. - Class A (c) (e)	24	259
Ticketmaster Entertainment Inc. (c)	16	103
Timberland Co. - Class A (c)	22	298
Town Sports International Holdings Inc. (c) (e)	10	36
Tractor Supply Co. (c) (e)	17	699
True Religion Apparel Inc. (c)	12	259
Tuesday Morning Corp. (c)	14	48
Tupperware Brands Corp.	30	772
Tween Brands Inc. (c)	12	79
U.S. Auto Parts Network Inc. (c)	5	18

Ulta Salon Cosmetics & Fragrance Inc. (c)	13	142
Under Armour Inc. - Class A (c) (e)	16	352
Unifi Inc. (c) (e)	22	30
UniFirst Corp.	7	249
Universal Electronics Inc. (c) (e)	7	138
Universal Technical Institute Inc. (c) (e)	9	139
Universal Travel Group (c)	4	49
Vail Resorts Inc. (c) (e)	14	373
Valassis Communications Inc. (c)	23	142
Value Line Inc.	1	20
Volcom Inc. (c) (e)	9	111
Warnaco Group Inc. (c) (e)	22	703
West Marine Inc. (c)	6	35
Wet Seal Inc. (c) (e)	46	143
Weyco Group Inc. (e)	3	73
Winnebago Industries Inc.	14	107
Wolverine World Wide Inc.	23	514
Wonder Auto Technology Inc. (c)	7	76
World Wrestling Entertainment Inc. (e)	10	129
Youbet.com Inc. (c)	13	44
Zale Corp. (c) (e)	16	56
Zumiez Inc. (c) (e)	10	76
		46,224
CONSUMER STAPLES - 3.5%
AgFeed Industries Inc. (c) (e)	13	76
Alico Inc. (e)	2	48
Alliance One International Inc. (c)	43	162
American Dairy Inc. (c) (e)	4	148
American Italian Pasta Co. (c) (e)	9	274
American Oriental Bioengineering Inc. (c) (e)	30	158
Andersons Inc. (e)	9	261
Arden Group Inc. - Class A	1	70
B&G Foods Inc.	8	67
Bare Escentuals Inc. (c)	29	261
Boston Beer Co. Inc. - Class A (c) (e)	4	122
Calavo Growers Inc.	5	93
Cal-Maine Foods Inc. (e)	6	156
Casey’s General Stores Inc. (e)	24	619
Central Garden & Pet Co. - Class A (c)	29	289
Chattem Inc. (c) (e)	9	621
China Sky One Medical Inc. (c) (e)	5	65
China-Biotics Inc. (c) (e)	3	34
Chiquita Brands International Inc. (c) (e)	21	211
Coca-Cola Bottling Co. Consolidated	2	109
Darling International Inc. (c)	39	257
Diamond Foods Inc. (e)	8	217
Diedrich Coffee Inc. (c)	1	32
Elizabeth Arden Inc. (c)	11	100
Farmer Bros. Co. (e)	3	70
Female Health Co. (c)	7	34
Fresh Del Monte Produce Inc. (c)	19	316
Great Atlantic & Pacific Tea Co. (c) (e)	15	64
Griffin Land & Nurseries Inc.	2	48
Hain Celestial Group Inc. (c) (e)	19	297

Heckmann Corp. (c)	34	128
HQ Sustainable Maritime Industries Inc. (c)	4	39
Imperial Sugar Co. (e)	6	69
Ingles Markets Inc. - Class A	6	91
Inter Parfums Inc. (e)	6	45
J&J Snack Foods Corp.	7	241
Lancaster Colony Corp.	9	416
Lance Inc. (e)	13	304
Lifeway Foods Inc. (c) (e)	2	29
Mannatech Inc. (e)	7	24
Medifast Inc. (c)	6	65
Nash Finch Co.	6	161
National Beverage Corp. (c)	5	54
Nu Skin Enterprises Inc. (e)	23	358
Nutraceutical International Corp. (c)	5	50
Oil-Dri Corp. of America	2	34
Omega Protein Corp. (c)	10	40
Orchids Paper Products Co. (c)	2	44
Overhill Farms Inc. (c)	7	37
Pantry Inc. (c) (e)	11	176
Prestige Brands Holdings Inc. (c)	15	93
PriceSmart Inc.	7	125
Revlon Inc. (c)	8	45
Ruddick Corp. (e)	20	477
Sanderson Farms Inc. (e)	10	434
Schiff Nutrition International Inc. (c)	5	28
Seneca Foods Corp. (c)	3	92
Smart Balance Inc. (c)	30	202
Spartan Stores Inc.	11	131
Star Scientific Inc. (c) (e)	34	30
Susser Holdings Corp. (c)	3	39
Synutra International Inc. (c) (e)	8	90
Tootsie Roll Industries Inc. (e)	11	260
TreeHouse Foods Inc. (c) (e)	15	429
United Natural Foods Inc. (c) (e)	20	533
Universal Corp. (e)	12	394
USANA Health Sciences Inc. (c) (e)	3	88
Vector Group Ltd. (e)	17	248
Village Super Market Inc.	3	84
WD-40 Co.	8	227
Weis Markets Inc.	5	176
Winn-Dixie Stores Inc. (c)	26	325
Zapata Corp. (c)	4	27
Zhongpin Inc. (c) (e)	9	96
		12,356
ENERGY - 4.5%
Allis-Chalmers Energy Inc. (c) (e)	33	77
Alon USA Energy Inc. (e)	5	51
APCO Argentina Inc.	4	78
Approach Resources Inc. (c)	6	39
Arena Resources Inc. (c)	18	577
Atlas America Inc. (e)	16	288
ATP Oil & Gas Corp. (c) (e)	13	92
Basic Energy Services Inc. (c) (e)	20	133

Berry Petroleum Co. - Class A (e)	20	377
Bill Barrett Corp. (c)	18	498
Bolt Technology Corp. (c) (e)	5	52
Boots & Coots Inc. (c)	34	48
BPZ Resources Inc. (c) (e)	36	177
Brigham Exploration Co. (c)	38	132
Bristow Group Inc. (c) (e)	14	402
Bronco Drilling Co. Inc. (c) (e)	12	52
Cal Dive International Inc. (c)	21	181
CARBO Ceramics Inc. (e)	9	312
Carrizo Oil & Gas Inc. (c) (e)	13	223
Cheniere Energy Inc. (c) (e)	26	77
Clayton Williams Energy Inc. (c) (e)	3	52
Clean Energy Fuels Corp. (c) (e)	14	120
Complete Production Services Inc. (c)	27	172
Contango Oil & Gas Co. (c)	6	255
CREDO Petroleum Corp. (c)	3	33
Crosstex Energy Inc. (e)	19	79
Cubic Energy Inc. (c)	12	13
CVR Energy Inc. (c)	11	81
Dawson Geophysical Co. (c) (e)	4	117
Delek US Holdings Inc. (e)	6	48
Delta Petroleum Corp. (c)	81	156
DHT Maritime Inc.	24	126
Dril-Quip Inc. (c) (e)	14	550
Endeavour International Corp. (c) (e)	52	71
ENGlobal Corp. (c)	14	68
Evergreen Energy Inc. (c) (e)	25	25
FX Energy Inc. (c) (e)	20	76
General Maritime Corp. (e)	23	228
Geokinetics Inc. (c)	3	38
GeoResources Inc. (c) (e)	3	33
Global Industries Ltd. (c) (e)	44	252
GMX Resources Inc. (c) (e)	11	120
Golar LNG Ltd.	16	134
Goodrich Petroleum Corp. (c) (e)	12	283
Gran Tierra Energy Inc. (c)	101	347
Green Plains Renewable Energy Inc. (c)	4	28
Gulf Island Fabrication Inc.	6	100
Gulfmark Offshore Inc. (c)	11	298
Gulfport Energy Corp. (c)	13	91
Harvest Natural Resources Inc. (c)	17	76
Hercules Offshore Inc. (c)	38	150
Hornbeck Offshore Services Inc. (c)	11	232
International Coal Group Inc. (c) (e)	61	173
ION Geophysical Corp. (c) (e)	45	115
Isramco Inc. (c)	-	49
James River Coal Co. (c)	13	198
Key Energy Services Inc. (c)	56	322
Knightsbridge Tankers Ltd.	8	116
Lufkin Industries Inc. (e)	7	293
Matrix Service Co. (c)	12	142
McMoRan Exploration Co. (c) (e)	29	176
NATCO Group Inc. (c)	9	311

Natural Gas Services Group Inc. (c)	6	80
Newpark Resources Inc. (c)	42	119
Nordic American Tanker Shipping Ltd. (e)	20	631
Northern Oil and Gas Inc. (c) (e)	13	84
Oilsands Quest Inc. (c) (e)	55	53
OYO Geospace Corp. (c) (e)	2	61
Panhandle Oil and Gas Inc.	3	68
Parallel Petroleum Corp. (c)	20	39
Parker Drilling Co. (c) (e)	55	237
Patriot Coal Corp. (c)	27	174
Penn Virginia Corp.	21	350
Petroleum Development Corp. (c)	7	110
PetroQuest Energy Inc. (c) (e)	21	76
PHI Inc. (c)	6	108
Pioneer Drilling Co. (c)	22	106
PrimeEnergy Corp. (c)	-	10
Rex Energy Corp. (c)	12	67
Rosetta Resources Inc. (c)	25	215
RPC Inc. (e)	13	110
Ship Finance International Ltd.	21	227
Stone Energy Corp. (c)	16	121
Sulphco Inc. (c) (e)	14	13
Superior Well Services Inc. (c) (e)	8	49
Swift Energy Co. (c) (e)	14	241
Syntroleum Corp. (c)	28	61
T-3 Energy Services Inc. (c)	6	75
Teekay Tankers Ltd.	7	64
Tetra Technologies Inc. (c)	34	268
TGC Industries Inc. (c)	6	29
Toreador Resources Corp. (e)	9	63
Union Drilling Inc. (c) (e)	7	44
Uranerz Energy Corp. (c)	20	38
Uranium Energy Corp. (c)	20	59
USEC Inc. (c) (e)	52	278
VAALCO Energy Inc. (c)	28	119
Vantage Drilling Co. (c)	13	22
Venoco Inc. (c)	10	76
W&T Offshore Inc. (e)	15	142
Warren Resources Inc. (c)	33	80
Western Refining Inc. (c) (e)	15	105
Westmoreland Coal Co. (c)	5	44
Willbros Group Inc. (c)	19	233
World Fuel Services Corp. (e)	14	575
Zion Oil & Gas Inc. (c)	5	56
		15,993
FINANCIALS - 19.6%
1st Source Corp.	7	122
Abington Bancorp Inc.	11	86
Acadia Realty Trust	19	245
Advance America Cash Advance Centers Inc.	21	92
Agree Realty Corp.	4	75
Alexander’s Inc. (e)	1	262
Alliance Financial Corp.	2	51
Allied Capital Corp. (e)	80	278

Ambac Financial Group Inc. (e)	132	122
American Campus Communities Inc. (e)	25	543
American Capital Agency Corp. (e)	5	109
American Capital Ltd.	97	312
American Equity Investment Life Holding Co.	25	140
American National Bankshares Inc.	3	52
American Physicians Capital Inc.	3	131
American Physicians Service Group Inc.	3	62
American Realty Investors Inc. (c)	1	12
American Safety Insurance Holdings Ltd. (c)	5	68
Ameris Bancorp (e)	6	41
Amerisafe Inc. (c)	9	140
Ames National Corp.	3	74
Ampal American Israel (c)	10	23
AmTrust Financial Services Inc.	10	119
Anthracite Capital Inc. (e)	19	12
Anworth Mortgage Asset Corp.	48	348
Apollo Investment Corp. (e)	68	405
Ares Capital Corp.	46	371
Argo Group International Holdings Ltd. (c)	15	411
Arrow Financial Corp. (e)	4	116
Ashford Hospitality Trust Inc. (e)	35	98
Asset Acceptance Capital Corp. (c) (e)	7	50
Associated Estates Realty Corp.	8	46
Assured Guaranty Ltd. (e)	29	353
Astoria Financial Corp.	39	332
Auburn National Bancorporation Inc.	1	30
Avatar Holdings Inc. (c) (e)	3	61
Baldwin & Lyons Inc. - Class B	4	74
BancFirst Corp.	4	122
Banco Latinoamericano de Exportaciones SA	13	164
Bancorp Inc. (c)	5	30
Bancorp Rhode Island Inc.	2	32
Bank Mutual Corp.	22	192
Bank of Kentucky Financial Corp.	1	38
Bank of Marin Bancorp.	2	61
Bank of the Ozarks Inc. (e)	6	128
BankFinancial Corp.	10	89
Banner Corp. (e)	8	32
Bar Harbor Bankshares	1	39
Beneficial Mutual Bancorp Inc. (c)	16	150
Berkshire Hills Bancorp Inc.	6	134
BGC Partners Inc.	21	81
BioMed Realty Trust Inc.	46	470
BlackRock Kelso Capital Corp.	7	43
Boston Private Financial Holdings Inc. (e)	31	141
Bridge Bancorp Inc.	3	72
Broadpoint Gleacher Securities Inc. (c) (e)	16	92
Brookline Bancorp Inc.	28	261
Brooklyn Federal BanCorp Inc.	1	11
Bryn Mawr Bank Corp.	3	61
Calamos Asset Management Inc.	10	138
California First National Bancorp.	1	10
Camden National Corp.	4	123

Cape Bancorp Inc. (c)	5	45
Capital City Bank Group Inc. (e)	5	90
Capital Southwest Corp. (e)	1	101
CapLease Inc. (e)	24	67
Capstead Mortgage Corp.	30	383
Cardinal Financial Corp.	13	104
Cardtronics Inc. (c) (e)	6	23
Care Investment Trust Inc.	8	41
Cash America International Inc. (e)	14	328
Cathay General Bancorp (e)	23	221
CBL & Associates Properties Inc. (e)	31	165
Cedar Shopping Centers Inc. (e)	19	85
Center Bancorp. Inc.	5	40
CenterState Banks of Florida Inc. (e)	4	33
Central Pacific Financial Corp. (e)	13	49
Century Bancorp. Inc. - Class A	2	29
CFS Bancorp Inc.	1	6
Chemical Financial Corp. (e)	11	216
Cheviot Financial Corp.	1	11
Chicopee Bancorp Inc. (c) (e)	3	37
China Housing & Land Development Inc. (c)	11	65
Citizens & Northern Corp. (e)	5	94
Citizens Holding Co. (e)	2	53
Citizens Inc. (c) (e)	19	113
Citizens Republic Bancorp Inc. (c)	59	42
City Holdings Co.	8	229
Clifton Savings Bancorp Inc. (e)	5	51
CNA Surety Corp. (c)	8	107
CNB Financial Corp.	4	54
CoBiz Financial Inc. (e)	10	64
Cogdell Spencer Inc.	13	54
Cohen & Steers Inc.	8	121
Colonial BancGroup Inc. (e)	65	40
Colonial Properties Trust (e)	23	170
Colony Bankcorp Inc. (e)	1	6
Columbia Banking System Inc. (e)	9	88
Community Bank System Inc.	15	224
Community Trust Bancorp Inc.	7	192
Compass Diversified Holdings (e)	11	91
CompuCredit Corp. (c) (e)	8	18
Conseco Inc. (c)	81	192
Consolidated-Tomoka Land Co. (e)	2	88
Cousins Properties Inc. (e)	21	181
Crawford & Co. - Class B (c) (e)	11	54
Credit Acceptance Corp. (c) (e)	3	62
CVB Financial Corp. (e)	32	189
Danvers BanCorp Inc.	8	106
DCT Industrial Trust Inc.	83	340
Delphi Financial Group Inc.	20	394
Developers Diversified Realty Corp. (e)	62	302
Diamond Hill Investment Group Inc. (c) (e)	1	49
DiamondRock Hospitality Co. (e)	51	317
Dime Community Bancshares Inc.	12	110
Dollar Financial Corp. (c) (e)	11	157

Donegal Group Inc.	5	80
Doral Financial Corp. (c) (e)	2	4
DuPont Fabros Technology Inc.	12	112
Dynex Capital Inc.	5	41
E*Trade Financial Corp. (c) (e)	216	277
Eagle Bancorp Inc. (c)	4	38
East West Bancorp Inc. (e)	30	194
Eastern Insurance Holdings Inc.	3	33
EastGroup Properties Inc.	12	395
Education Realty Trust Inc. (e)	14	62
eHealth Inc. (c)	12	205
EMC Insurance Group Inc.	3	54
Employer Holdings Inc.	22	298
Encore Capital Group Inc. (c)	7	90
Enstar Group Ltd. (c) (e)	3	184
Enterprise Bancorp Inc.	2	27
Enterprise Financial Services Corp. (e)	5	48
Entertainment Properties Trust (e)	17	341
Epoch Holding Corp.	6	50
Equity Lifestyle Properties Inc. (e)	10	368
Equity One Inc. (e)	17	227
ESB Financial Corp.	4	52
ESSA BanCorp Inc.	7	95
EuroBancshares Inc. (c) (e)	2	4
Evercore Partners Inc. - Class A (e)	5	103
Extra Space Storage Inc. (e)	41	341
EZCORP Inc. - Class A (c)	21	228
Farmers Capital Bank Corp.	3	75
FBL Financial Group Inc. - Class A	7	59
FBR Capital Markets Corp. (c) (e)	11	54
FCStone Group Inc. (c) (e)	13	50
FelCor Lodging Trust Inc.	32	78
Fifth Street Finance Corp. (e)	9	90
Financial Federal Corp.	12	252
Financial Institutions Inc.	5	69
First Acceptance Corp. (c)	9	19
First Bancorp Inc. (e)	49	337
First Busey Corp. (e)	12	90
First California Financial Group Inc. (c)	3	16
First Cash Financial Services Inc. (c)	11	189
First Commonwealth Financial Corp. (e)	40	253
First Community Bancshares Inc.	5	59
First Defiance Financial Corp.	4	46
First Financial Bancorp	18	135
First Financial Bankshares Inc. (e)	10	497
First Financial Corp. (e)	6	176
First Financial Holdings Inc. (e)	6	59
First Financial Northwest Inc.	10	74
First Financial Service Corp.	2	31
First Industrial Realty Trust Inc. (e)	23	101
First Marblehead Corp. (c) (e)	33	66
First Merchants Corp. (e)	10	77
First Mercury Financial Corp.	6	88
First Midwest Bancorp Inc. (e)	23	168

First of Long Island Corp.	2	53
First Potomac Realty Trust	13	126
First South Bancorp Inc. (e)	4	45
FirstMerit Corp. (e)	39	660
Flagstar Bancorp Inc. (c) (e)	17	12
Flagstone Reinsurance Holdings Ltd.	18	186
Flushing Financial Corp.	10	94
FNB Corp.	42	262
Forestar Group Inc. (c) (e)	17	201
Fox Chase Bancorp Inc. (c)	2	24
FPIC Insurance Group Inc. (c) (e)	4	109
Franklin Street Properties Corp. (e)	28	370
GAMCO Investors Inc. (e)	4	176
German American Bancorp Inc.	5	69
Getty Realty Corp.	8	157
GFI Group Inc. (e)	31	212
Glacier Bancorp Inc. (e)	29	431
Gladstone Capital Corp. (e)	10	75
Gladstone Commercial Corp.	4	49
Gladstone Investment Corp.	11	52
Glimcher Realty Trust	22	64
Gramercy Capital Corp. (c) (e)	22	36
Great Southern Bancorp Inc.	4	88
Greenlight Capital Re Ltd. (c)	13	231
Guaranty Bancorp (c)	25	48
Hallmark Financial Services Inc. (c)	4	30
Hampton Roads Bankshares Inc.	8	65
Hancock Holding Co. (e)	12	391
Harleysville Group Inc.	6	176
Harleysville National Corp.	21	97
Harris & Harris Group Inc. (c) (e)	11	67
Hatteras Financial Corp. (e)	16	464
Healthcare Realty Trust Inc. (e)	28	472
Heartland Financial USA Inc. (e)	6	89
Hercules Technology Growth Capital Inc. (e)	17	140
Heritage Financial Corp.	2	29
Heritage Financial Group	1	8
Hersha Hospitality Trust	26	65
Highwoods Properties Inc. (e)	33	744
Hilltop Holdings Inc. (c)	21	244
Home Bancorp Inc. (c)	4	47
Home Bancshares Inc.	7	125
Home Federal Bancorp Inc.	7	76
Home Properties Inc. (e)	16	530
Horace Mann Educators Corp.	20	195
IberiaBank Corp.	8	300
Independence Holding Co.	4	23
Independent Bank Corp.	10	195
Infinity Property & Casualty Corp.	6	232
Inland Real Estate Corp. (e)	33	229
International Assets Holding Corp. (c) (e)	2	34
International Bancshares Corp. (e)	25	255
Investors Bancorp Inc. (c) (e)	22	203
Investors Real Estate Trust	28	249

IPC Holdings Ltd.	26	713
iStar Financial Inc.	43	121
JMP Group Inc. (e)	6	48
Kansas City Life Insurance Co.	2	58
Kayne Anderson Energy Development Co.	5	64
KBW Inc. (c) (e)	16	465
Kearny Financial Corp.	9	97
Kentucky First Federal Bancorp.	1	17
K-Fed Bancorp. (e)	2	17
Kilroy Realty Corp.	16	335
Kite Realty Group Trust	21	62
Knight Capital Group Inc. (c)	44	753
Kohlberg Capital Corp. (e)	10	61
LaBranche & Co. Inc. (c)	26	112
Lakeland Bancorp Inc. (e)	10	87
Lakeland Financial Corp.	6	111
LaSalle Hotel Properties	25	308
Legacy Bancorp Inc.	3	36
Lexington Realty Trust	40	137
Life Partners Holdings Inc. (e)	3	47
LTC Properties Inc.	11	224
Macatawa Bank Corp. (c) (e)	-	-
Maiden Holdings Ltd.	24	154
Main Street Capital Corp.	3	43
MainSource Financial Group Inc.	9	68
MarketAxess Holdings Inc. (c)	15	143
Max Capital Group Ltd.	25	469
MB Financial Inc. (e)	17	170
MCG Capital Corp. (c)	31	76
Meadowbrook Insurance Group Inc.	27	174
Medallion Financial Corp.	7	55
Medical Properties Trust Inc. (e)	38	229
Mercer Insurance Group Inc.	2	39
Merchants Bancshares Inc.	2	47
Meridian Interstate BanCorp Inc. (c)	4	32
Metro Bancorp Inc. (c) (e)	3	54
MF Global Ltd. (c)	43	256
MFA Financial Inc.	106	731
MGIC Investment Corp.	56	244
Mid-America Apartment Communities Inc. (e)	13	492
Midsouth Bancorp Inc.	2	34
Mission West Properties Inc.	12	79
Monmouth Real Estate Investment Corp.	9	53
Montpelier Re Holdings Ltd.	41	544
MVC Capital Inc.	11	91
Nara Bancorp Inc.	13	69
NASB Financial Inc. (e)	2	55
National Bankshares Inc.	3	71
National Financial Partners Corp. (e)	20	148
National Health Investors Inc.	12	324
National Interstate Corp.	3	43
National Penn Bancshares Inc. (e)	40	183
National Retail Properties Inc. (e)	38	657
National Western Life Insurance Co. (e)	1	129

Navigators Group Inc. (c)	6	266
NBT Bancorp Inc. (e)	16	354
Nelnet Inc. - Class A (c)	9	123
NewAlliance Bancshares Inc.	51	582
NewStar Financial Inc. (c)	13	25
NGP Capital Resources Co.	11	65
Northeast Community Bancorp Inc.	3	22
Northfield Bancorp Inc. (e)	9	106
Northrim BanCorp Inc.	3	39
NorthStar Realty Finance Corp. (e)	30	85
Northwest Bancorp Inc. (e)	8	154
Norwood Financial Corp.	1	26
NYMAGIC Inc. (e)	2	32
OceanFirst Financial Corp.	4	50
Ocwen Financial Corp. (c)	18	235
Ohio Valley Banc Corp.	2	51
Old National Bancorp (e)	32	309
Old Point Financial Corp.	1	17
Old Second Bancorp Inc. (e)	7	43
Omega Healthcare Investors Inc. (e)	39	606
Oppenheimer Holdings Inc.	4	93
optionsXpress Holdings Inc.	20	310
Oriental Financial Group	12	117
Oritani Financial Corp. (e)	5	72
Orrstown Financial Services Inc.	2	82
Pacific Capital Bancorp (e)	21	45
Pacific Continental Corp.	6	73
PacWest Bancorp (e)	13	169
Park National Corp. (e)	5	294
Parkway Properties Inc.	10	136
Peapack Gladstone Financial Corp. (e)	4	76
PennantPark Investment Corp.	11	80
Penns Woods Bancorp Inc.	2	49
Pennsylvania Real Estate Investment Trust (e)	17	83
Penson Worldwide Inc. (c) (e)	9	82
Peoples Bancorp Inc.	5	82
Peoples Financial Corp.	2	32
PHH Corp. (c) (e)	26	469
Phoenix Cos. Inc. (c)	53	89
Pico Holdings Inc. (c)	9	253
Pinnacle Financial Partners Inc. (c) (e)	11	151
Piper Jaffray Cos. (c)	9	407
Platinum Underwriters Holdings Ltd.	25	708
PMA Capital Corp. (c)	15	67
PMI Group Inc. (e)	34	67
Porter Bancorp Inc.	1	19
Portfolio Recovery Associates Inc. (c) (e)	7	281
Post Properties Inc.	21	281
Potlatch Corp. (e)	19	458
PremierWest Bancorp (e)	10	36
Presidential Life Corp.	10	72
Primus Guaranty Ltd. (c)	12	27
PrivateBancorp Inc. (e)	16	363
ProAssurance Corp. (c)	16	723

Prospect Capital Corp. (e)	20	182
Prosperity Bancshares Inc. (e)	22	643
Provident Financial Holdings Inc.	1	5
Provident Financial Services Inc.	28	258
Provident New York Bancorp	18	150
Prudential Bancorp Inc. of Pennsylvania (e)	2	21
PS Business Parks Inc.	7	346
Pzena Investment Management Inc.	4	30
QC Holdings Inc.	2	9
Radian Group Inc.	38	104
RAIT Financial Trust	31	42
Ramco-Gershenson Properties Trust (e)	8	85
Redwood Trust Inc.	36	531
Renasant Corp. (e)	10	152
Republic Bancorp Inc. - Class A (e)	4	100
Republic First Bancorp Inc. (c)	3	25
Resource America Inc. - Class A	6	32
Resource Capital Corp.	13	43
Rewards Network Inc. (c)	9	32
RiskMetrics Group Inc. (c)	10	181
RLI Corp. (e)	9	396
Rockville Financial Inc.	4	42
Roma Financial Corp. (e)	4	54
S&T Bancorp Inc. (e)	11	132
Safety Insurance Group Inc.	7	227
Sanders Morris Harris Group Inc.	9	48
Sandy Spring Bancorp Inc. (e)	8	114
Santander BanCorp (c)	2	16
Saul Centers Inc.	5	136
SCBT Financial Corp. (e)	6	141
SeaBright Insurance Holdings Inc. (c)	10	103
Selective Insurance Group	25	319
Shore Bancshares Inc.	5	82
Sierra Bancorp (e)	4	53
Signature Bank (c)	17	455
Simmons First National Corp. - Class A	6	173
Smithtown Bancorp Inc. (e)	7	86
South Financial Group Inc. (e)	40	48
Southern Community Financial Corp.	2	6
Southside Bancshares Inc. (e)	6	141
Southwest Bancorp Inc.	7	67
Sovran Self Storage Inc.	11	263
State Auto Financial Corp.	7	118
State Bancorp. Inc. (e)	7	56
StellarOne Corp. (e)	11	139
Sterling Bancorp - NYS	8	69
Sterling Bancshares Inc.	38	244
Sterling Financial Corp. / WA (e)	26	75
Stewart Information Services Corp.	8	113
Stifel Financial Corp. (c) (e)	13	624
Strategic Hotels & Resorts Inc.	36	40
Suffolk Bancorp (e)	5	116
Summit Financial Group Inc.	-	2
Sun Bancorp Inc. (c)	6	33

Sun Communities Inc.	8	107
Sunstone Hotel Investors Inc. (e)	35	186
Susquehanna Bancshares Inc. (e)	41	199
SVB Financial Group (c) (e)	15	421
SWS Group Inc.	11	159
SY Bancorp Inc. (e)	6	156
Tanger Factory Outlet Centers Inc. (e)	17	557
TD Ameritrade Holding Corp. (c)	-	-
Tejon Ranch Co. (c) (e)	5	144
Teton Advisors Inc. (c) (f)	-	-
Texas Capital Bancshares Inc. (c) (e)	17	256
Thomas Weisel Partners Group Inc. (c)	10	60
TICC Capital Corp.	12	51
Tompkins Financial Corp. (e)	4	181
Tower Bancorp Inc. (e)	1	52
Tower Group Inc.	19	470
TowneBank (e)	10	139
TradeStation Group Inc. (c)	16	133
Transcontinental Realty Investors Inc. (c)	1	8
Tree.com Inc. (c)	3	28
Triangle Capital Corp.	3	36
Trico Bancshares	7	102
TrustCo Bank Corp. (e)	36	213
Trustmark Corp. (e)	27	519
U.S. Global Investors Inc. (e)	6	57
UCBH Holdings Inc. (e)	56	71
UMB Financial Corp.	15	579
UMH Properties Inc.	4	31
Umpqua Holdings Corp. (e)	28	219
Union Bankshares Corp. (e)	6	96
United America Indemnity Ltd. (c)	17	83
United Bankshares Inc. (e)	18	353
United Community Banks Inc. (c) (e)	20	121
United Financial Bancorp Inc.	7	103
United Fire & Casualty Co.	10	178
United Security Bancshares / AL (e)	3	60
Universal Health Realty Income Trust	6	174
Universal Insurance Holdings Inc.	6	28
Univest Corp. of Pennsylvania	6	124
Urstadt Biddle Properties Inc. - Class A	10	136
U-Store-It Trust	23	115
ViewPoint Financial Group	5	74
Virginia Commerce Bancorp (c)	-	-
Virtus Investment Partners Inc. (c)	3	45
Walter Investment Management Corp. (c)	8	101
Washington Banking Co.	4	40
Washington Real Estate Investment Trust (e)	27	612
Washington Trust Bancorp Inc. (e)	7	118
Waterstone Financial Inc. (c) (e)	3	11
Webster Financial Corp.	23	186
WesBanco Inc. (e)	13	183
West Bancorp Inc. (e)	8	38
Westamerica Bancorporation (e)	14	687
Western Alliance Bancorp (c) (e)	21	141

Westfield Financial Inc.	15	137
Westwood Holdings Group Inc.	3	110
Wilber Corp.	3	29
Wilshire Bancorp Inc.	10	55
Winthrop Realty Trust	6	53
Wintrust Financial Corp.	11	180
World Acceptance Corp. (c) (e)	8	157
WSFS Financial Corp.	3	78
Yadkin Valley Financial Corp. (e)	8	54
Zenith National Insurance Corp.	18	384
		69,079
HEALTH CARE - 14.9%
Abaxis Inc. (c) (e)	10	211
Abiomed Inc. (c) (e)	15	134
Accelrys Inc. (c)	13	76
Accuray Inc. (c) (e)	19	124
Acorda Therapeutics Inc. (c)	18	506
Acura Pharmaceuticals Inc. (c) (e)	4	22
Adolor Corp. (c) (e)	21	37
Affymax Inc. (c) (e)	6	117
Affymetrix Inc. (c)	33	199
Air Methods Corp. (c)	5	140
Akorn Inc. (c) (e)	17	20
Albany Molecular Research Inc. (c)	11	92
Align Technology Inc. (c) (e)	28	293
Alkermes Inc. (c) (e)	45	484
Alliance HealthCare Services Inc. (c)	12	90
Allied Healthcare International Inc. (c)	20	43
Allion Healthcare Inc. (c)	9	51
Allos Therapeutics Inc. (c)	29	243
Almost Family Inc. (c) (e)	3	87
Alnylam Pharmaceuticals Inc. (c) (e)	17	379
Alphatec Holdings Inc. (c)	14	47
AMAG Pharmaceuticals Inc. (c)	8	441
Amedisys Inc. (c) (e)	13	427
America Service Group Inc. (c)	4	59
American Caresource Holdings Inc. (c)	5	18
American Dental Partners Inc. (c) (e)	6	52
American Medical Systems Holdings Inc. (c)	35	551
AMERIGROUP Corp. (c)	25	674
AMICAS Inc. (c)	16	43
Amicus Therapeutics Inc. (c) (e)	7	76
AMN Healthcare Services Inc. (c)	16	99
Amsurg Corp. (c)	14	307
Analogic Corp.	6	226
AngioDynamics Inc. (c)	11	152
Ardea Biosciences Inc. (c) (e)	7	115
Arena Pharmaceuticals Inc. (c) (e)	37	187
Ariad Pharmaceuticals Inc. (c) (e)	40	64
ArQule Inc. (c) (e)	20	120
Array BioPharma Inc. (c)	26	81
ARYx Therapeutics Inc. (c)	9	38
Aspect Medical Systems Inc. (c)	8	45
Assisted Living Concepts Inc. (c)	5	69

Athenahealth Inc. (c) (e)	15	565
Atrion Corp.	1	96
ATS Medical Inc. (c)	20	67
Auxilium Pharmaceuticals Inc. (c) (e)	20	633
AVANIR Pharmaceuticals (c)	26	58
AVI BioPharma Inc. (c) (e)	34	53
BioCryst Pharmaceuticals Inc. (c) (e)	9	37
Biodel Inc. (c) (e)	6	33
BioDelivery Sciences International Inc. (c)	4	28
BioMimetic Therapeutics Inc. (c) (e)	7	65
Bio-Reference Labs Inc. (c) (e)	6	176
BioScrip Inc. (c) (e)	18	106
BioSpecifics Technologies Corp. (c)	2	38
BMP Sunstone Corp. (c) (e)	15	71
Bovie Medical Corp. (c)	7	63
Bruker Corp. (c)	24	222
Cadence Pharmaceuticals Inc. (c) (e)	13	125
Cambrex Corp. (c)	16	67
Cantel Medical Corp. (c)	6	96
Capital Senior Living Corp. (c) (e)	11	52
Caraco Pharmaceutical Laboratories Ltd. (c)	5	16
Cardiac Science Corp. (c)	11	43
CardioNet Inc. (c) (e)	10	169
Cardiovascular Systems Inc. (c)	4	31
Cardium Therapeutics Inc. (c)	17	32
Catalyst Health Solutions Inc. (c)	17	428
Celera Corp. (c) (e)	39	296
Cell Therapeutics Inc. (c)	210	362
Celldex Therapeutics Inc. (c) (e)	7	54
Centene Corp. (c)	20	405
Cepheid Inc. (c) (e)	27	258
Chelsea Therapeutics International Inc. (c)	10	44
Chemed Corp.	11	421
Chindex International Inc. (c)	6	74
Clarient Inc. (c)	13	48
Clinical Data Inc. (c) (e)	5	55
Computer Programs & Systems Inc. (e)	5	176
Conceptus Inc. (c) (e)	14	244
Conmed Corp. (c)	14	213
Continucare Corp. (c)	13	29
Cornerstone Therapeutics Inc. (c)	3	32
Corvel Corp. (c)	3	75
Cougar Biotechnology Inc. (c)	7	295
Cross Country Healthcare Inc. (c)	15	100
CryoLife Inc. (c)	13	72
Cubist Pharmaceuticals Inc. (c)	27	500
Curis Inc. (c)	28	45
Cutera Inc. (c)	6	50
Cyberonics Inc. (c)	13	213
Cynosure Inc. (c)	6	44
Cypress Bioscience Inc. (c)	18	170
Cytokinetics Inc. (c)	20	56
Cytori Therapeutics Inc. (c) (e)	13	48
Delcath Systems Inc. (c)	10	36

DepoMed Inc. (c)	25	80
DexCom Inc. (c) (e)	21	133
Dionex Corp. (c)	8	512
Discovery Laboratories Inc. (c) (e)	29	30
Durect Corp. (c)	39	92
Dyax Corp. (c)	26	56
Eclipsys Corp. (c)	27	472
Electro-Optical Sciences Inc. (c) (e)	8	60
Emergency Medical Services Corp. (c)	5	174
Emergent BioSolutions Inc. (c)	8	109
Emeritus Corp. (c) (e)	9	124
Endologix Inc. (c)	19	64
Ensign Group Inc.	5	72
EnteroMedics Inc. (c)	7	23
Enzo Biochem Inc. (c)	15	67
Enzon Pharmaceuticals Inc. (c) (e)	22	174
eResearch Technology Inc. (c)	20	125
ev3 Inc. (c) (e)	34	359
ExacTech Inc. (c)	4	55
Exelixis Inc. (c) (e)	50	245
Facet Biotech Corp. (c)	12	107
Genomic Health Inc. (c)	7	115
Genoptix Inc. (c)	8	242
Gentiva Health Services Inc. (c) (e)	14	224
Geron Corp. (c) (e)	42	323
Greatbatch Inc. (c) (e)	11	248
GTx Inc. (c) (e)	9	83
Haemonetics Corp. (c)	12	693
Halozyme Therapeutics Inc. (c)	29	203
Hanger Orthopedic Group Inc. (c)	14	195
Hansen Medical Inc. (c)	13	63
Harvard Bioscience Inc. (c)	11	43
Health Grades Inc. (c)	10	41
HealthSouth Corp. (c) (e)	42	605
HealthSpring Inc. (c)	23	252
Healthways Inc. (c)	17	223
HeartWare International Inc. (c)	2	56
Hemispherx Biopharma Inc. (c)	47	120
Hi-Tech Pharmacal Co. Inc. (c)	4	32
HMS Holdings Corp. (c)	12	498
Home Diagnostics Inc. (c)	5	32
Human Genome Sciences Inc. (c) (e)	67	191
ICU Medical Inc. (c) (e)	6	247
Idenix Pharmaceuticals Inc. (c) (e)	13	47
Idera Pharmaceuticals Inc. (c) (e)	10	57
I-Flow Corp. (c)	12	85
Immucor Inc. (c)	33	460
Immunogen Inc. (c)	24	204
Immunomedics Inc. (c) (e)	30	76
Impax Laboratories Inc. (c) (e)	27	196
Incyte Corp. (c)	34	112
Infinity Pharmaceuticals Inc. (c) (e)	8	46
Insmed Inc. (c)	53	53
Inspire Pharmaceuticals Inc. (c)	20	111

Insulet Corp. (c) (e)	12	93
Integra LifeSciences Holdings Corp. (c) (e)	9	235
InterMune Inc. (c) (e)	18	273
Invacare Corp. (e)	15	257
inVentiv Health Inc. (c)	16	213
IPC The Hospitalist Co. Inc. (c)	7	192
IRIS International Inc. (c)	8	99
Isis Pharmaceuticals Inc. (c) (e)	44	727
Ista Pharmaceuticals Inc. (c)	15	61
Javelin Pharmaceuticals Inc. (c) (e)	22	26
Kendle International Inc. (c) (e)	7	85
Kensey Nash Corp. (c)	4	101
Kindred Healthcare Inc. (c)	18	223
KV Pharmaceutical Co. - Class A (c) (e)	17	56
Landauer Inc.	4	271
Lannett Co. Inc. (c)	4	30
LCA-Vision Inc. (c)	7	31
Lexicon Pharmaceuticals Inc. (c)	37	45
LHC Group Inc. (c)	7	154
Ligand Pharmaceuticals Inc. - Class B (c)	53	153
Luminex Corp. (c) (e)	20	365
Magellan Health Services Inc. (c)	17	560
MAKO Surgical Corp. (c)	6	50
MannKind Corp. (c) (e)	25	206
MAP Pharmaceuticals Inc. (c) (e)	3	43
Martek Biosciences Corp. (e)	16	333
Masimo Corp. (c) (e)	24	575
Matrixx Initiatives Inc. (c)	4	24
Maxygen Inc. (c) (e)	11	76
Medarex Inc. (c)	61	509
MedAssets Inc. (c)	18	343
MedCath Corp. (c)	7	81
Medical Action Industries Inc. (c)	7	84
Medicines Co. (c)	25	209
Medicis Pharmaceutical Corp.	28	454
Medivation Inc. (c) (e)	13	302
MedQuist Inc.	4	24
Merge Healthcare Inc. (c)	11	48
Meridian Bioscience Inc. (e)	19	434
Merit Medical Systems Inc. (c)	13	215
Metabolix Inc. (c) (e)	9	75
Metropolitan Health Networks Inc. (c)	18	36
Micromet Inc. (c)	18	91
Micrus Endovascular Corp. (c)	8	75
MiddleBrook Pharmaceuticals Inc. (c) (e)	17	24
Molecular Insight Pharmaceuticals Inc. (c) (e)	7	38
Molina Healthcare Inc. (c) (e)	6	149
Momenta Pharmaceuticals Inc. (c) (e)	16	197
MWI Veterinary Supply Inc. (c) (e)	5	178
Myriad Pharmaceuticals Inc. (c)	11	49
Nabi Biopharmaceuticals (c) (e)	23	55
Nanosphere Inc. (c) (e)	7	32
National Healthcare Corp.	4	164
National Research Corp.	1	19

Natus Medical Inc. (c) (e)	13	152
Nektar Therapeutics (c)	44	284
Neogen Corp. (c)	6	180
Neurocrine Biosciences Inc. (c)	19	60
NeurogesX Inc. (c)	5	26
Nighthawk Radiology Holdings Inc. (c)	10	36
NovaMed Inc. (c)	9	35
Novavax Inc. (c) (e)	28	92
Noven Pharmaceuticals Inc. (c) (e)	12	168
NPS Pharmaceuticals Inc. (c)	22	104
NuVasive Inc. (c) (e)	17	769
NxStage Medical Inc. (c) (e)	10	57
Obagi Medical Products Inc. (c)	9	69
Odyssey HealthCare Inc. (c)	16	161
Omnicell Inc. (c)	15	160
OncoGenex Pharmaceutical Inc. (c) (e)	2	39
Onyx Pharmaceuticals Inc. (c) (e)	27	761
Opko Health Inc. (c) (e)	18	31
Optimer Pharmaceuticals Inc. (c) (e)	13	198
OraSure Technologies Inc. (c)	22	53
Orchid Cellmark Inc. (c) (e)	4	7
Orexigen Therapeutics Inc. (c) (e)	12	63
Orthofix International NV (c)	8	205
Orthologic Corp. (c)	6	4
Orthovita Inc. (c)	31	161
Osiris Therapeutics Inc. (c)	8	105
Owens & Minor Inc. (e)	20	865
OXiGENE Inc. (c)	12	27
Pain Therapeutics Inc. (c) (e)	16	86
Palomar Medical Technologies Inc. (c)	10	140
Par Pharmaceutical Cos. Inc. (c)	16	250
Parexel International Corp. (c)	27	392
PDL BioPharma Inc.	57	446
Pharmasset Inc. (c)	10	111
PharMerica Corp. (c) (e)	14	283
Phase Forward Inc. (c)	20	308
Poniard Pharmaceuticals Inc. (c)	10	59
Pozen Inc. (c) (e)	12	90
Progenics Pharmaceuticals Inc. (c)	12	61
Protalix BioTherapeutics Inc. (c) (e)	15	68
Providence Services Corp. (c)	7	71
PSS World Medical Inc. (c) (e)	28	518
Psychiatric Solutions Inc. (c) (e)	27	606
Questcor Pharmaceuticals Inc. (c)	27	134
Quidel Corp. (c) (e)	12	177
RadNet Inc. (c) (e)	14	31
Regeneron Pharmaceuticals Inc. (c)	30	535
RehabCare Group Inc. (c)	9	205
Repligen Corp. (c)	14	75
Repros Therapeutics Inc. (c)	4	30
Res-Care Inc. (c)	12	168
Rigel Pharmaceuticals Inc. (c) (e)	18	218
Rochester Medical Corp. (c)	4	57
Rockwell Medical Technologies Inc. (c)	6	47

RTI Biologics Inc. (c)	26	110
Salix Pharmaceuticals Ltd. (c)	23	224
Sangamo Biosciences Inc. (c) (e)	19	95
Santarus Inc. (c)	22	63
Savient Pharmaceuticals Inc. (c) (e)	29	409
Sciclone Pharmaceuticals Inc. (c)	16	40
Seattle Genetics Inc. (c) (e)	34	327
Sequenom Inc. (c) (e)	29	113
SIGA Technologies Inc. (c)	11	94
Sirona Dental Systems Inc. (c) (e)	8	160
Skilled Healthcare Group Inc. (c)	9	70
Somanetics Corp. (c)	6	91
SonoSite Inc. (c) (e)	8	160
Spectranetics Corp. (c)	15	74
Spectrum Pharmaceuticals Inc. (c)	14	107
StemCells Inc. (c) (e)	44	75
Stereotaxis Inc. (c) (e)	15	57
STERIS Corp. (e)	28	723
Sucampo Pharmaceuticals Inc. (c)	4	27
Sun Healthcare Group Inc. (c)	20	171
Sunrise Senior Living Inc. (c)	25	41
SuperGen Inc. (c) (e)	26	52
SurModics Inc. (c) (e)	7	168
Symmetry Medical Inc. (c)	17	157
Synovis Life Technologies Inc. (c)	5	114
Synta Pharmaceuticals Corp. (c) (e)	8	18
Theravance Inc. (c) (e)	25	369
Thoratec Corp. (c) (e)	27	715
TomoTherapy Inc. (c)	22	61
TranS1 Inc. (c) (e)	6	39
Transcend Services Inc. (c)	3	44
Triple-S Management Corp. (c) (e)	9	147
Universal American Corp. (c)	19	162
US Physical Therapy Inc. (c)	6	91
Utah Medical Products Inc.	1	38
Vanda Pharmaceuticals Inc. (c) (e)	11	134
Varian Inc. (c)	14	544
Vascular Solutions Inc. (c)	7	55
Vical Inc. (c) (e)	15	40
ViroPharma Inc. (c) (e)	37	221
Virtual Radiologic Corp. (c) (e)	3	27
Vital Images Inc. (c)	7	77
Vivus Inc. (c) (e)	33	203
Volcano Corp. (c)	23	320
WellCare Health Plans Inc. (c) (e)	19	355
West Pharmaceutical Services Inc.	16	541
Wright Medical Group Inc. (c) (e)	18	292
XenoPort Inc. (c) (e)	13	298
Young Innovations Inc.	2	51
Zoll Medical Corp. (c) (e)	10	192
ZymoGenetics Inc. (c) (e)	18	81
		52,650
INDUSTRIALS - 16.1%
3D Systems Corp. (c)	8	61

AAON Inc. (e)	6	115
AAR Corp. (c) (e)	18	294
ABM Industries Inc. (e)	22	391
Acacia Research Corp. (c)	14	108
ACCO Brands Corp. (c)	28	78
Aceto Corp.	11	76
Actuant Corp. - Class A	27	328
Acuity Brands Inc. (e)	19	544
Administaff Inc. (e)	10	229
Advanced Battery Technologies Inc. (c) (e)	22	88
Advisory Board Co. (c)	8	198
AeroVironment Inc. (c) (e)	6	191
Air Transport Services Group Inc (c)	24	57
Aircastle Ltd.	22	164
AirTran Holdings Inc. (c) (e)	57	352
Alamo Group Inc.	3	34
Alaska Air Group Inc. (c) (e)	17	315
Albany International Corp.	13	148
Allegiant Travel Co. (c) (e)	7	285
Altra Holdings Inc. (c)	14	101
AMERCO (c) (e)	5	167
American Commercial Lines Inc. (c) (e)	4	66
American Ecology Corp.	8	152
American Railcar Industries Inc.	4	35
American Reprographics Co. (c)	17	143
American Science & Engineering Inc.	4	297
American Superconductor Corp. (c) (e)	21	539
American Woodmark Corp.	5	113
Ameron International Corp. (e)	4	291
Ampco-Pittsburgh Corp.	4	92
Amrep Corp. (c)	1	6
AO Smith Corp.	10	336
APAC Customer Services Inc. (c)	11	56
Apogee Enterprises Inc.	14	171
Applied Industrial Technologies Inc. (e)	20	390
Applied Signal Technology Inc.	6	156
Argan Inc. (c)	3	45
Argon ST Inc. (c)	6	130
Arkansas Best Corp. (e)	12	313
Ascent Solar Technologies Inc. (c) (e)	7	54
Astec Industries Inc. (c) (e)	9	254
Astronics Corp. (c)	4	42
ATC Technology Corp. (c)	9	136
Atlas Air Worldwide Holdings Inc. (c)	8	184
Avis Budget Group Inc. (c)	45	256
Axsys Technologies Inc. (c)	5	243
AZZ Inc. (c)	6	200
Badger Meter Inc. (e)	7	287
Baldor Electric Co. (e)	22	525
Barnes Group Inc. (e)	22	267
Barrett Business Services Inc.	3	36
Basin Water Inc. (c)	1	1
Beacon Roofing Supply Inc. (c) (e)	21	308
Belden Inc.	22	369

Blount International Inc. (c) (e)	18	156
BlueLinx Holdings Inc. (c)	5	16
Bowne & Co. Inc.	14	91
Brady Corp. - Class A (e)	23	589
Briggs & Stratton Corp. (e)	24	316
Broadwind Energy Inc. (c)	13	152
Builders FirstSource Inc. (c) (e)	9	36
CAI International Inc. (c)	5	24
Cascade Corp. (e)	4	63
CBIZ Inc. (c)	21	152
CDI Corp.	5	60
Celadon Group Inc. (c)	10	85
Cenveo Inc. (c) (e)	23	97
Ceradyne Inc. (c)	12	216
Chart Industries Inc. (c)	13	244
Chase Corp.	3	32
China BAK Battery Inc. (c) (e)	18	52
China Fire & Security Group Inc. (c)	6	76
CIRCOR International Inc.	8	190
CLARCOR Inc. (e)	24	704
Clean Harbors Inc. (c) (e)	10	520
Colfax Corp. (c)	11	86
Columbus Mckinnon Corp. (c)	9	110
Comfort Systems USA Inc.	18	189
COMSYS IT Partners Inc. (c)	7	42
Consolidated Graphics Inc. (c) (e)	5	80
Cornell Cos. Inc. (c)	5	84
Corporate Executive Board Co.	15	319
CoStar Group Inc. (c) (e)	9	376
Courier Corp.	5	74
Covenant Transportation Group Inc. (c)	1	7
CRA International Inc. (c)	5	143
Cubic Corp.	7	264
Curtiss-Wright Corp. (e)	21	637
Deluxe Corp.	24	309
Diamond Management & Technology Consultants Inc.	11	44
DigitalGlobe Inc. (c)	6	121
Dollar Thrifty Automotive Group Inc. (c)	11	150
Ducommun Inc.	5	92
Duff & Phelps Corp. - Class A	7	131
DXP Enterprises Inc. (c)	4	41
Dycom Industries Inc. (c)	18	204
Dynamex Inc. (c)	5	70
Dynamic Materials Corp. (e)	6	119
DynCorp International Inc. (c)	12	198
Eagle Bulk Shipping Inc. (e)	22	104
Eastern Co.	3	43
EMCOR Group Inc. (c) (e)	32	636
Encore Wire Corp. (e)	9	184
Ener1 Inc. (c) (e)	22	121
Energy Conversion Devices Inc. (c) (e)	22	307
Energy Recovery Inc. (c) (e)	15	106
EnergySolutions Inc.	34	311
EnerNOC Inc. (c) (e)	6	119

EnerSys (c)	19	338
Ennis Inc.	12	152
EnPro Industries Inc. (c) (e)	9	170
ESCO Technologies Inc. (c)	12	557
Esterline Technologies Corp. (c)	14	380
Evergreen Solar Inc. (c) (e)	87	189
Exponent Inc. (c)	6	156
Federal Signal Corp.	23	176
First Advantage Corp. - Class A (c)	5	74
Flanders Corp. (c)	7	45
Flow International Corp. (c)	18	42
Force Protection Inc. (c) (e)	33	292
Forward Air Corp. (e)	14	291
Franklin Covey Co. (c) (e)	6	35
Franklin Electric Co. Inc.	11	279
FreightCar America Inc.	6	94
Fuel Tech Inc. (c) (e)	8	79
FuelCell Energy Inc. (c) (e)	31	131
Furmanite Corp. (c)	19	84
Fushi Copperweld Inc. (c) (e)	8	66
G&K Services Inc. - Class A	9	185
Genco Shipping & Trading Ltd. (e)	12	264
GenCorp Inc. (c) (e)	27	51
Genesee & Wyoming Inc. - Class A (c)	15	408
Geo Group Inc. (c)	24	451
GeoEye Inc. (c) (e)	9	207
Gibraltar Industries Inc.	13	87
Gorman-Rupp Co. (e)	7	140
GP Strategies Corp. (c)	7	41
GrafTech International Ltd. (c) (e)	57	645
Graham Corp.	5	67
Granite Construction Inc. (e)	16	539
Great Lakes Dredge & Dock Corp.	18	87
Greenbrier Cos. Inc. (e)	8	58
Griffon Corp. (c) (e)	24	204
GT Solar International Inc. (c) (e)	15	79
H&E Equipment Services Inc. (c) (e)	12	116
Harbin Electric Inc. (c) (e)	5	82
Hawaiian Holdings Inc. (c)	24	144
Healthcare Services Group Inc.	20	363
Heartland Express Inc.	24	358
HEICO Corp. (e)	11	395
Heidrick & Struggles International Inc. (e)	8	149
Heritage-Crystal Clean Inc. (c)	1	15
Herley Industries Inc. (c)	6	68
Herman Miller Inc.	26	404
Hexcel Corp. (c)	46	436
Hill International Inc. (c)	12	53
HNI Corp. (e)	21	384
Horizon Lines Inc. - Class A (e)	14	55
Houston Wire & Cable Co. (e)	8	99
HUB Group Inc. - Class A (c)	18	364
Hurco Cos. Inc. (c) (e)	3	45
Huron Consulting Group Inc. (c) (e)	10	471

ICF International Inc. (c)	4	112
ICT Group Inc. (c)	5	40
II-VI Inc. (c) (e)	12	261
InnerWorkings Inc. (c) (e)	14	65
Insituform Technologies Inc. - Class A (c) (e)	18	312
Insteel Industries Inc. (e)	9	75
Integrated Electrical Services Inc. (c) (e)	4	30
Interface Inc.	25	152
Interline Brands Inc. (c)	15	210
International Shipholding Corp.	3	74
JetBlue Airways Corp. (c)	107	455
John Bean Technologies Corp.	12	148
Kadant Inc. (c)	6	69
Kaman Corp. - Class A	12	201
Kaydon Corp. (e)	16	521
Kelly Services Inc. - Class A	12	135
Kforce Inc. (c)	15	123
Kimball International Inc. - Class B (e)	14	90
Knight Transportation Inc. (e)	27	449
Knoll Inc. (e)	23	174
Korn/Ferry International (c)	21	225
K-Tron International Inc. (c)	1	93
LaBarge Inc. (c)	6	54
Ladish Co. Inc. (c)	8	106
Lawson Products Inc.	2	30
Layne Christensen Co. (c) (e)	9	188
LB Foster Co. (c)	5	149
Lindsay Corp. (e)	6	192
LMI Aerospace Inc. (c)	5	53
LSI Industries Inc.	9	52
M&F Worldwide Corp. (c)	5	103
Marten Transport Ltd. (c)	7	152
MasTec Inc. (c)	24	287
McGrath RentCorp	11	214
Metalico Inc. (c) (e)	14	67
Met-Pro Corp.	8	84
Michael Baker Corp. (c)	4	156
Microvision Inc. (c) (e)	31	94
Middleby Corp. (c) (e)	8	360
Miller Industries Inc. (c)	4	39
Mine Safety Appliances Co. (e)	14	338
Mobile Mini Inc. (c) (e)	17	246
Moog Inc. - Class A (c) (e)	20	521
MPS Group Inc. (c)	44	338
Mueller Industries Inc. (e)	18	365
Mueller Water Products Inc.	55	205
Multi-Color Corp.	5	57
MYR Group Inc. (c)	7	149
NACCO Industries Inc. - Class A	3	76
Navigant Consulting Inc. (c)	24	304
NCI Building Systems Inc. (c) (e)	11	29
Nordson Corp. (e)	16	616
North American Galvanizing & Coating Inc. (c)	6	34
Northwest Pipe Co. (c)	4	153

Odyssey Marine Exploration Inc. (c) (e)	26	42
Old Dominion Freight Line Inc. (c) (e)	13	441
Omega Flex Inc.	1	14
On Assignment Inc. (c) (e)	19	74
Orbital Sciences Corp. (c)	27	415
Orion Energy Systems Inc. (c) (e)	8	30
Orion Marine Group Inc. (c)	10	197
Otter Tail Corp. (e)	17	368
Pacer International Inc.	18	40
Patriot Transportation Holding Inc. (c)	1	48
Perma-Fix Environmental Services Inc. (c)	24	57
Pike Electric Corp. (c)	8	91
PMFG Inc. (c) (e)	6	50
Polypore International Inc. (c)	10	117
Portec Rail Products Inc.	3	29
Powell Industries Inc. (c)	4	134
Power-One Inc. (c) (e)	36	54
PowerSecure International Inc. (c) (e)	8	35
Preformed Line Products Co. (e)	1	44
Primoris Services Corp.	3	26
Quanex Building Products Corp.	18	200
Quixote Corp. (c) (e)	1	3
Raven Industries Inc.	7	192
RBC Bearings Inc. (c)	10	207
Regal-Beloit Corp. (e)	17	668
Republic Airways Holdings Inc. (c)	16	106
Resources Connection Inc. (c)	21	366
Robbins & Myers Inc.	13	246
Rollins Inc. (e)	21	357
RSC Holdings Inc. (c) (e)	23	153
Rush Enterprises Inc. - Class A (c)	16	187
Saia Inc. (c)	6	113
SatCon Technology Corp. (c)	23	41
Sauer-Danfoss Inc.	7	43
Schawk Inc.	7	55
School Specialty Inc. (c) (e)	9	183
Seaboard Corp.	-	181
Simpson Manufacturing Co. Inc.	18	389
SkyWest Inc.	27	280
SmartHeat Inc. (c)	3	20
Spherion Corp. (c)	24	99
Standard Parking Corp. (c)	4	58
Standard Register Co. (e)	8	27
Standex International Corp.	7	76
Stanley Inc. (c)	5	174
Steelcase Inc.	31	182
Sterling Construction Co. Inc. (c)	6	94
Sun Hydraulics Corp. (e)	6	94
Sykes Enterprises Inc. (c)	16	296
Sypris Solutions Inc.	1	1
TAL International Group Inc. (e)	7	78
Taser International Inc. (c) (e)	30	136
TBS International Ltd. (c)	6	49
Team Inc. (c)	9	139

Tecumseh Products Co. (c)	8	81
Teledyne Technologies Inc. (c)	17	559
Tennant Co.	9	161
Tetra Tech Inc. (c) (e)	29	817
Textainer Group Holdings Ltd. (e)	5	53
Titan International Inc. (e)	17	124
Titan Machinery Inc. (c) (e)	6	75
Todd Shipyards Corp.	3	42
Tredegar Corp.	14	183
Trex Co. Inc. (c) (e)	7	94
TriMas Corp. (c)	7	25
Triumph Group Inc.	8	317
TrueBlue Inc. (c)	20	171
Tutor Perini Corp. (c)	13	232
Twin Disc Inc.	4	30
UAL Corp. (c) (e)	68	217
Ultralife Batteries Inc. (c)	6	43
Ultrapetrol Ltd. (c)	13	59
United Capital Corp. (c)	1	16
United Rentals Inc. (c)	26	167
United Stationers Inc. (c)	11	392
Universal Forest Products Inc. (e)	9	297
Universal Truckload Services Inc.	3	43
US Airways Group Inc. (c) (e)	62	150
USA Truck Inc. (c)	3	46
Valence Technology Inc. (c) (e)	25	44
Viad Corp.	10	172
Vicor Corp.	9	66
Volt Information Sciences Inc. (c)	6	37
VSE Corp.	2	55
Waste Services Inc. (c)	11	55
Watsco Inc. (e)	11	553
Watson Wyatt Worldwide Inc. (e)	20	759
Watts Water Technologies Inc. (e)	14	296
Werner Enterprises Inc. (e)	20	365
Willis Lease Finance Corp. (c)	2	29
Woodward Governor Co. (e)	29	565
YRC Worldwide Inc. (c) (e)	29	50
		56,717
INFORMATION TECHNOLOGY - 20.3%
3Com Corp. (c) (e)	188	884
3PAR Inc. (c)	13	157
ACI Worldwide Inc. (c)	17	231
Acme Packet Inc. (c)	18	180
Actel Corp. (c)	12	129
ActivIdentity Corp. (c) (e)	20	51
Actuate Corp. (c)	22	105
Acxiom Corp.	32	281
Adaptec Inc. (c)	58	155
ADC Telecommunications Inc. (c)	44	349
ADTRAN Inc.	26	563
Advanced Analogic Technologies Inc. (c)	21	97
Advanced Energy Industries Inc. (c)	16	140
Advent Software Inc. (c)	7	238

Agilysis Inc.	11	51
Airvana Inc. (c) (e)	12	75
American Software Inc.	11	62
Amkor Technology Inc. (c) (e)	52	245
Anadigics Inc. (c)	30	124
Anaren Inc. (c)	7	120
Anixter International Inc. (c) (e)	14	531
Applied Micro Circuits Corp. (c)	31	250
ArcSight Inc. (c) (e)	8	146
Ariba Inc. (c)	41	407
Arris Group Inc. (c) (e)	59	714
Art Technology Group Inc. (c)	60	228
Aruba Networks Inc. (c)	28	241
AsiaInfo Holdings Inc. (c) (e)	16	271
Atheros Communications Inc. (c) (e)	29	556
ATMI Inc. (c) (e)	15	227
Avid Technology Inc. (c) (e)	14	193
Avocent Corp. (c)	21	294
Bankrate Inc. (c) (e)	6	154
Bel Fuse Inc. - Class B (e)	5	87
Benchmark Electronics Inc. (c)	31	446
BigBand Networks Inc. (c)	17	86
Black Box Corp.	8	278
Blackbaud Inc. (e)	21	327
Blackboard Inc. (c) (e)	15	431
Blue Coat Systems Inc. (c)	18	305
Bottomline Technologies Inc. (c)	12	106
Brightpoint Inc. (c)	24	148
Brooks Automation Inc. (c)	30	132
Cabot Microelectronics Corp. (c) (e)	11	312
CACI International Inc. - Class A (c)	14	607
Callidus Software Inc. (c)	12	34
Cass Information Systems Inc. (e)	4	125
Cavium Networks Inc. (c) (e)	17	285
Ceva Inc. (c)	11	93
Checkpoint Systems Inc. (c)	18	286
China Information Security Technology Inc. (c) (e)	13	36
China Security & Surveillance Technology Inc. (c) (e)	15	116
China TransInfo Technology Corp. (c)	4	19
Chordiant Software Inc. (c)	14	49
Ciber Inc. (c)	32	100
Cirrus Logic Inc. (c)	32	145
Cogent Inc. (c)	20	216
Cognex Corp.	19	265
Cogo Group Inc. (c)	12	71
Coherent Inc. (c) (e)	11	224
Cohu Inc.	11	99
Communications Systems Inc. (e)	3	27
CommVault Systems Inc. (c)	20	327
Compellent Technologies Inc. (c) (e)	8	119
Computer Task Group Inc. (c)	7	40
comScore Inc. (c) (e)	10	133
Comtech Telecommunications Corp. (c)	13	424
Comverge Inc. (c) (e)	10	123

Concur Technologies Inc. (c) (e)	20	625
Constant Contact Inc. (c)	11	223
CPI International Inc. (c)	4	36
Cray Inc. (c)	17	136
CSG Systems International Inc. (c) (e)	17	220
CSR Plc (c)	21	123
CTS Corp.	16	104
CyberSource Corp. (c) (e)	33	502
Cymer Inc. (c) (e)	14	423
Daktronics Inc. (e)	16	121
Data Domain Inc. (c) (e)	22	729
DDi Corp. (c)	6	29
DealerTrack Holdings Inc. (c)	19	319
Deltek Inc. (c) (e)	5	24
DemandTec Inc. (c)	9	81
DG FastChannel Inc. (c)	9	157
Dice Holdings Inc. (c)	7	34
Digi International Inc. (c)	11	111
Digital River Inc. (c) (e)	18	656
Diodes Inc. (c)	15	235
DivX Inc. (c)	15	83
Double-Take Software Inc. (c)	8	72
DSP Group Inc. (c)	12	80
DTS Inc. (c) (e)	8	221
Dynamics Research Corp. (c)	4	38
Earthlink Inc. (c) (e)	51	381
Ebix Inc. (c)	3	100
Echelon Corp. (c) (e)	15	129
Electro Rent Corp.	9	86
Electro Scientific Industries Inc. (c)	13	145
Electronics for Imaging Inc. (c)	23	248
eLoyalty Corp. (c)	3	23
Emcore Corp. (c) (e)	36	45
EMS Technologies Inc. (c)	8	161
Emulex Corp. (c)	39	386
Entegris Inc. (c)	52	141
Entropic Communications Inc. (c) (e)	23	51
Entrust Inc. (c)	24	43
Epicor Software Corp. (c)	26	138
EPIQ Systems Inc. (c)	17	258
ePlus Inc. (c)	2	24
Euronet Worldwide Inc. (c) (e)	23	445
Exar Corp. (c) (e)	16	116
ExlService Holdings Inc. (c)	7	79
Extreme Networks (c) (e)	41	82
Fair Isaac Corp. (e)	23	358
FalconStor Software Inc. (c) (e)	18	87
FARO Technologies Inc. (c)	8	123
FEI Co. (c)	18	405
FormFactor Inc. (c) (e)	23	402
Forrester Research Inc. (c)	7	183
Gartner Inc. - Class A (c) (e)	28	428
Global Cash Access Holdings Inc. (c) (e)	19	151
Globecomm Systems Inc. (c)	10	68

GSE Systems Inc. (c)	7	48
GSI Commerce Inc. (c) (e)	12	168
GSI Technology Inc. (c)	8	32
Hackett Group Inc. (c)	19	44
Harmonic Inc. (c)	45	266
Harris Stratex Networks Inc. - Class A (c)	27	176
Heartland Payment Systems Inc.	17	164
Hittite Microwave Corp. (c) (e)	10	349
Hughes Communications Inc. (c)	4	95
i2 Technologies Inc. (c) (e)	7	94
ICx Technologies Inc. (c) (e)	5	32
iGate Corp.	11	74
Imation Corp. (e)	14	106
Imergent Inc. (e)	4	25
Immersion Corp. (c)	14	71
Infinera Corp. (c) (e)	44	397
infoGROUP Inc. (c)	16	91
Informatica Corp. (c)	41	709
Information Services Group Inc. (c) (e)	11	32
Infospace Inc. (c)	17	109
Innodata Isogen Inc. (c)	9	42
Insight Enterprises Inc. (c)	22	210
Integral Systems Inc. (c)	8	66
Intellon Corp. (c)	9	40
Interactive Intelligence Inc. (c)	7	84
InterDigital Inc. (c) (e)	21	517
Intermec Inc. (c)	29	378
Internap Network Services Corp. (c) (e)	26	91
Internet Brands Inc. (c)	13	89
Internet Capital Group Inc. (c)	18	121
Intevac Inc. (c)	11	98
Ipass Inc. (c) (e)	22	36
IPG Photonics Corp. (c)	11	118
Isilon Systems Inc. (c)	12	50
Ixia (c)	18	124
IXYS Corp.	11	113
j2 Global Communications Inc. (c)	21	477
Jack Henry & Associates Inc.	39	816
JDA Software Group Inc. (c)	12	183
Kenexa Corp. (c)	12	134
Keynote Systems Inc. (c)	7	55
Knot Inc. (c)	14	113
Kopin Corp. (c)	32	118
Kulicke & Soffa Industries Inc. (c) (e)	28	97
KVH Industries Inc. (c)	6	42
L-1 Identity Solutions Inc. (c) (e)	35	273
Lattice Semiconductor Corp. (c)	53	100
Lawson Software Inc. (c)	64	358
Limelight Networks Inc. (c)	15	68
Lionbridge Technologies Inc. (c)	25	47
Liquidity Services Inc. (c)	7	64
Littelfuse Inc. (c)	10	205
LivePerson Inc. (c)	18	71
LoopNet Inc. (c) (e)	13	100

Loral Space & Communications Inc. (c)	5	128
Manhattan Associates Inc. (c) (e)	11	200
Mantech International Corp. - Class A (c) (e)	10	443
Marchex Inc. - Class B (e)	13	45
MAXIMUS Inc.	8	342
Maxwell Technologies Inc. (c) (e)	10	145
Measurement Specialties Inc. (c)	7	47
MEMSIC Inc. (c)	7	30
Mentor Graphics Corp. (c)	44	243
MercadoLibre Inc. (c) (e)	12	328
Mercury Computer Systems Inc. (c)	12	109
Methode Electronics Inc.	18	124
Micrel Inc.	22	160
Microsemi Corp. (c) (e)	39	532
MicroStrategy Inc. - Class A (c)	4	218
Microtune Inc. (c)	29	69
MIPS Technologies Inc. - Class A (c)	23	68
MKS Instruments Inc. (c)	23	308
ModusLink Global Solutions Inc. (c)	22	150
MoneyGram International Inc. (c) (e)	36	64
Monolithic Power Systems Inc. (c)	16	352
Monotype Imaging Holdings Inc. (c)	10	69
Move Inc. (c)	72	155
MSC Software Corp. (c) (e)	22	148
MTS Systems Corp.	8	168
Multi-Fineline Electronix Inc. (c)	5	98
NCI Inc. (c)	3	93
Ness Technologies Inc. (c)	21	81
Net 1 UEPS Technologies Inc. (c)	23	307
Netezza Corp. (c)	22	184
NetGear Inc. (c)	16	237
NetLogic Microsystems Inc. (c) (e)	9	310
NetScout Systems Inc. (c)	13	123
NetSuite Inc. (c) (e)	7	88
Network Equipment Technologies Inc. (c)	13	55
Neutral Tandem Inc. (c)	15	437
Newport Corp. (c) (e)	17	96
NIC Inc.	23	158
Novatel Wireless Inc. (c) (e)	15	133
NVE Corp. (c) (e)	2	114
Omniture Inc. (c) (e)	32	400
Omnivision Technologies Inc. (c)	23	243
Online Resources Corp. (c)	12	78
OpenTable Inc. (c)	1	39
OpenTV Corp. (c)	38	50
Openwave Systems Inc. (c)	36	80
Oplink Communications Inc. (c)	10	109
OPNET Technologies Inc.	6	54
Opnext Inc. (c)	13	27
OSI Systems Inc. (c)	7	153
Overland Storage Inc. (c)	2	1
Palm Inc. (c) (e)	65	1,084
PAR Technology Corp. (c)	4	23
Parametric Technology Corp. (c)	55	642

Park Electrochemical Corp.	10	209
ParkerVision Inc. (c) (e)	14	43
PC Connection Inc. (c)	5	25
PC Mall Inc. (c)	6	38
PC-Tel Inc. (c)	10	56
Pegasystems Inc.	7	188
Perficient Inc. (c)	15	104
Pericom Semiconductor Corp. (c)	12	101
Perot Systems Corp. (c) (e)	41	593
Pervasive Software Inc. (c)	7	41
Phoenix Technologies Ltd. (c)	12	33
Photronics Inc. (c)	19	78
Plantronics Inc.	23	434
Plexus Corp. (c) (e)	19	383
PLX Technology Inc. (c)	18	68
Polycom Inc. (c) (e)	41	826
Power Integrations Inc. (e)	13	298
Powerwave Technologies Inc. (c) (e)	61	98
Progress Software Corp. (c)	19	411
PROS Holdings Inc. (c)	9	72
QAD Inc.	6	20
Quality Systems Inc. (e)	11	620
Quantum Corp. (c) (e)	61	51
Quest Software Inc. (c)	31	429
Rackspace Hosting Inc. (c) (e)	29	405
Radiant Systems Inc. (c)	13	108
Radisys Corp. (c) (e)	10	95
RAE Systems (c)	18	25
RealNetworks Inc. (c)	38	114
Renaissance Learning Inc. (e)	4	37
RF Micro Devices Inc. (c)	126	474
RightNow Technologies Inc. (c)	12	145
Rimage Corp. (c)	4	74
Riverbed Technology Inc. (c) (e)	26	602
Rofin-Sinar Technologies Inc. (c)	14	280
Rogers Corp. (c)	8	155
Rosetta Stone Inc. (c)	3	73
Rubicon Technology Inc. (c) (e)	7	98
Rudolph Technologies Inc. (c)	15	83
S1 Corp. (c)	25	170
Saba Software Inc. (c)	11	42
Safeguard Scientifics Inc. (c)	56	74
Sapient Corp. (c)	40	254
SAVVIS Inc. (c) (e)	18	205
ScanSource Inc. (c)	13	308
SeaChange International Inc. (c)	15	121
Semitool Inc. (c)	11	51
Semtech Corp. (c)	29	460
ShoreTel Inc. (c) (e)	22	173
Sigma Designs Inc. (c) (e)	13	202
Silicon Graphics International Corp. (c)	14	63
Silicon Image Inc. (c)	34	77
Silicon Storage Technology Inc. (c)	37	70
Skyworks Solutions Inc. (c)	79	775

Smart Modular Technologies WWH Inc. (c)	17	40
Smith Micro Software Inc. (c)	14	138
SolarWinds Inc. (c)	5	86
Solera Holdings Inc. (c)	32	821
SonicWALL Inc. (c)	25	139
Sonus Networks Inc. (c)	95	154
Sourcefire Inc. (c)	10	129
Spectrum Control Inc. (c)	6	49
SPSS Inc. (c)	9	289
SRA International Inc. - Class A (c)	20	347
SRS Labs Inc. (c)	5	34
Standard Microsystems Corp. (c) (e)	10	214
Starent Networks Corp. (c) (e)	18	442
StarTek Inc. (c)	5	42
STEC Inc. (c) (e)	14	316
Stratasys Inc. (c) (e)	10	105
SuccessFactors Inc. (c) (e)	17	156
SumTotal Systems Inc. (c)	13	64
Super Micro Computer Inc. (c)	10	80
Supertex Inc. (c)	5	130
support.com Inc. (c)	26	56
Switch & Data Facilities Co. Inc. (c) (e)	9	108
Sycamore Networks Inc. (c)	91	285
Symmetricom Inc. (c)	21	123
Symyx Technologies Inc. (c)	16	94
Synaptics Inc. (c) (e)	16	629
Synchronoss Technologies Inc. (c)	10	124
SYNNEX Corp. (c) (e)	9	226
Syntel Inc. (e)	6	193
Take-Two Interactive Software Inc. (c) (e)	38	360
Taleo Corp. (c)	15	267
Technitrol Inc.	21	134
TechTarget Inc. (c) (e)	4	17
Techwell Inc. (c)	8	67
Tekelec (c) (e)	32	531
TeleCommunication Systems Inc. (c)	18	128
TeleTech Holdings Inc. (c)	17	252
Terremark Worldwide Inc. (c)	25	146
Tessera Technologies Inc. (c)	23	582
THQ Inc. (c)	32	228
TIBCO Software Inc. (c)	83	597
Tier Technologies Inc. - Class B (c)	8	58
TiVo Inc. (c)	49	519
TNS Inc. (c)	12	222
Travelzoo Inc. (c)	2	26
Trident Microsystems Inc. (c)	29	51
TriQuint Semiconductor Inc. (c)	70	369
TTM Technologies Inc. (c) (e)	21	164
Tyler Technologies Inc. (c) (e)	17	264
Ultimate Software Group Inc. (c) (e)	12	279
Ultratech Inc. (c)	11	137
Unica Corp. (c)	7	38
Unisys Corp. (c)	165	249
United Online Inc.	39	256

Universal Display Corp. (c) (e)	14	134
UTStarcom Inc. (c) (e)	52	84
ValueClick Inc. (c)	41	434
VASCO Data Security International Inc. (c)	12	88
Veeco Instruments Inc. (c) (e)	15	176
VeriFone Holdings Inc. (c)	34	255
ViaSat Inc. (c)	12	315
Vignette Corp. (c)	11	151
Virage Logic Corp. (c)	7	32
Virtusa Corp. (c)	6	49
VistaPrint Ltd. (c) (e)	21	877
Vocus Inc. (c) (e)	8	154
Volterra Semiconductor Corp. (c)	11	147
Web.com Group Inc. (c)	13	71
Websense Inc. (c) (e)	21	378
White Electronic Designs Corp. (c)	10	47
Wind River Systems Inc. (c)	32	370
Wright Express Corp. (c)	18	463
X-Rite Inc. (c)	12	19
Zixit Corp. (c) (e)	28	42
Zoran Corp. (c)	24	266
Zygo Corp. (c) (e)	7	31
		71,629
MATERIALS - 3.8%
A. Schulman Inc.	13	191
AEP Industries Inc. (c)	3	72
Allied Nevada Gold Corp. (c) (e)	21	167
AM Castle & Co. (e)	8	95
AMCOL International Corp. (e)	13	270
American Vanguard Corp. (e)	9	104
Arch Chemicals Inc.	12	291
Balchem Corp.	9	213
Boise Inc. (c) (e)	11	19
Brush Engineered Materials Inc. (c) (e)	10	162
Buckeye Technologies Inc. (c)	19	87
BWAY Holdings Co. (c)	4	68
Calgon Carbon Corp. (c) (e)	26	360
Century Aluminum Co. (c) (e)	19	121
China Green Agriculture Inc. (c)	4	30
China Precision Steel Inc. (c) (e)	15	37
Clearwater Paper Corp. (c)	5	135
Coeur d’Alene Mines Corp. (c) (e)	32	395
Deltic Timber Corp. (e)	5	178
Domtar Corp. (c)	19	311
Ferro Corp. (e)	22	61
General Moly Inc. (c) (e)	29	65
General Steel Holdings Inc. (c) (e)	6	25
GenTek Inc. (c) (e)	4	90
Glatfelter	22	192
Graphic Packaging Holding Co. (c)	53	96
Hawkins Inc.	4	84
Haynes International Inc. (c) (e)	6	135
HB Fuller Co.	23	433
Headwaters Inc. (c) (e)	20	66

Hecla Mining Co. (c) (e)	102	274
Horsehead Holding Corp. (c)	17	124
ICO Inc. (c)	13	34
Innophos Holdings Inc.	8	134
Innospec Inc.	11	122
Kaiser Aluminum Corp.	7	259
KapStone Paper and Packaging Corp. (c)	9	44
Koppers Holdings Inc.	10	261
Landec Corp. (c)	12	83
Louisiana-Pacific Corp. (c) (e)	49	167
LSB Industries Inc. (c)	8	132
Minerals Technologies Inc.	9	320
Myers Industries Inc.	15	122
Neenah Paper Inc.	8	66
NewMarket Corp.	6	411
NL Industries Inc.	4	26
Olin Corp.	37	438
Olympic Steel Inc. (e)	4	104
OM Group Inc. (c) (e)	14	420
Omnova Solutions Inc. (c)	19	63
Paramount Gold and Silver Corp. (c)	28	43
PolyOne Corp. (c) (e)	44	118
Quaker Chemical Corp.	6	75
Rock-Tenn Co. - Class A	18	694
Rockwood Holdings Inc. (c)	23	336
RTI International Metals Inc. (c) (e)	11	193
Schweitzer-Mauduit International Inc.	8	206
Sensient Technologies Corp. (e)	23	521
ShengdaTech Inc. (c) (e)	15	56
Silgan Holdings Inc.	13	618
Solutia Inc. (c)	45	256
Spartech Corp. (e)	16	143
Stepan Co.	3	151
Stillwater Mining Co. (c) (e)	19	106
Sutor Technology Group Ltd. (c) (e)	7	22
Texas Industries Inc. (e)	11	350
United States Lime & Minerals Inc. (c) (e)	1	35
Universal Stainless & Alloy Products Inc. (c)	4	58
US Concrete Inc. (c)	18	35
US Gold Corp. (c)	34	90
Wausau Paper Corp.	21	141
Westlake Chemical Corp. (e)	9	186
Worthington Industries Inc. (e)	30	385
WR Grace & Co. (c)	34	419
Zep Inc.	10	122
Zoltek Cos. Inc. (c) (e)	13	127
		13,643
TELECOMMUNICATION SERVICES - 1.2%
AboveNet Inc. (c)	3	221
Alaska Communications Systems Group Inc. (e)	21	154
Arbinet-thexchange Inc. (c) (e)	2	3
Atlantic Tele-Network Inc.	4	162
Cbeyond Inc. (c) (e)	11	157
Centennial Communications Corp. (c)	39	330

Cincinnati Bell Inc. (c)	101	287
Cogent Communications Group Inc. (c) (e)	21	169
Consolidated Communications Holdings Inc.	11	128
D&E Communications Inc.	6	63
FairPoint Communications Inc. (e)	28	17
Fibernet Telecom Group Inc. (c)	3	32
General Communication Inc. - Class A (c)	22	151
Global Crossing Ltd. (c) (e)	14	125
HickoryTech Corp.	6	44
iBasis Inc. (c)	14	18
inContact Inc. (c)	12	33
Iowa Telecommunications Services Inc. (e)	15	194
iPCS Inc. (c)	8	118
NTELOS Holdings Corp.	14	263
PAETEC Holding Corp. (c)	59	158
Premiere Global Services Inc. (c) (e)	29	316
Shenandoah Telecommunications Co.	11	226
SureWest Communications (c)	6	65
Syniverse Holdings Inc. (c)	32	508
USA Mobility Inc.	11	136
Virgin Mobile USA Inc. (c) (e)	18	74
		4,152
UTILITIES - 3.6%
Allete Inc.	13	361
American States Water Co.	9	302
Artesian Resources Corp. (e)	3	44
Avista Corp.	26	461
Black Hills Corp. (e)	18	423
Cadiz Inc. (c)	6	58
California Water Service Group	9	339
Central Vermont Public Service Corp.	5	100
CH Energy Group Inc.	7	346
Chesapeake Utilities Corp.	3	105
Cleco Corp. (e)	29	642
Connecticut Water Services Inc.	4	83
Consolidated Water Co. Ltd. (e)	7	113
El Paso Electric Co. (c)	21	294
Empire District Electric Co. (e)	16	266
Florida Public Utilities Co.	3	38
IDACORP Inc. (e)	22	583
Laclede Group Inc.	11	348
MGE Energy Inc.	11	366
Middlesex Water Co.	6	92
New Jersey Resources Corp.	20	740
Nicor Inc.	21	742
Northwest Natural Gas Co. (e)	13	557
NorthWestern Corp. (e)	17	383
Pennichuck Corp.	2	43
Piedmont Natural Gas Co. Inc. (e)	35	840
PNM Resources Inc. (e)	41	440
Portland General Electric Co.	36	694
SJW Corp.	6	143
South Jersey Industries Inc.	14	493
Southwest Gas Corp.	21	468
Southwest Water Co.	12	65
UIL Holdings Corp.	14	308
UniSource Energy Corp. (e)	17	446
Unitil Corp.	4	93
US Geothermal Inc. (c) (e)	29	42
WGL Holdings Inc.	24	761
York Water Co.	5	74
		12,697

Total Common Stocks (cost $446,474)		355,140

WARRANTS - 0.0%
GreenHunter Energy Inc. (c) (f)	-	-
Krispy Kreme Doughnuts Inc. (c)	-	-
Lantronix Inc. (c) (f)	-	-
Pegasus Wireless Corp. (c) (f)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 26.1%
Mutual Funds - 1.2%
JNL Money Market Fund, 0.19% (a) (h)	4,321	4,321

Securities Lending Collateral - 24.8%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	34,680	34,680
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	54,068	52,900
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,630	-
		87,580
U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 130	130

Total Short Term Investments (cost $95,294)		92,031

Total Investments - 126.7% (cost $541,768)		447,171
Other Assets and Liabilities, Net - (26.7%)		(94,255)
Total Net Assets - 100%		$ 352,916

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 9.8%
ABC-Mart Inc.	2	$ 51
Accor SA	8	329
Adidas AG	11	426
Aisin Seiki Co. Ltd.	10	224
Aristocrat Leisure Ltd. (e)	25	77
Asics Corp. (e)	8	73
Autogrill SpA	5	41
Bayerische Motoren Werke AG	19	723
Benesse Corp.	4	172
Berkeley Group Holdings Plc (c) (e)	5	67
Billabong International Ltd. (e)	11	75
Bridgestone Corp.	34	539
British Sky Broadcasting Group Plc	67	499
Burberry Group Plc	26	180
Canon Marketing Japan Inc.	4	50
Carnival Plc	9	230
Carphone Warehouse Group Plc	27	71
Casio Computer Co. Ltd. (e)	13	113
Christian Dior SA	3	259
Compagnie Financiere Richemont SA	30	633
Compagnie Generale des Etablissements Michelin	8	465
Compass Group Plc	104	582
Crown Ltd.	28	163
Daihatsu Motor Co. Ltd.	10	93
Daimler AG	52	1,879
Dena Co. Ltd. (e)	-	47
Denso Corp.	28	726
Dentsu Inc. (e)	10	202
Electrolux AB - Class B (c)	14	194
Esprit Holdings Ltd. (e)	62	345
Eutelsat Communications Group SA	5	135
Fairfax Media Ltd. (e)	115	113
Fast Retailing Co. Ltd.	3	353
Fiat SpA (c)	42	423
Fuji Heavy Industries Ltd.	35	142
Fuji Media Holdings Inc.	-	24
Genting International Plc (c) (e)	200	94
Gestevision Telecinco SA (e)	7	64
Hakuhodo DY Holdings Inc. (e)	2	82
Harvey Norman Holdings Ltd. (e)	34	89
Hennes & Mauritz AB - Class B (e)	30	1,473
Hermes International SCA (e)	3	415
Hikari Tsushin Inc.	2	45
Home Retail Group Plc	48	204
Honda Motor Co. Ltd.	95	2,623
Husqvarna AB - Class B (c)	23	123
Inditex SA (e)	13	609
InterContinental Hotels Group Plc	14	139
Isetan Mitsukoshi Holdings Ltd. (e)	19	193
Isuzu Motors Ltd.	68	109
J. Front Retailing Co. Ltd. (e)	30	145
Jardine Cycle & Carriage Ltd.	8	104
JC Decaux SA (c)	3	53

Jupiter Telecommunications Co. Ltd.	-	112
Kingfisher Plc	130	382
Ladbrokes Plc	33	100
Lagardere SCA	6	211
Li & Fung Ltd.	130	348
Lifestyle International Holdings Ltd.	48	66
Lottomatica SpA	3	61
Luxottica Group SpA (c) (e)	7	150
LVMH Moet Hennessy Louis Vuitton SA (e)	14	1,078
M6-Metropole Television SA	4	79
Makita Corp.	7	175
Marks & Spencer Group Plc	93	470
Marui Group Co. Ltd. (e)	14	95
Mazda Motor Corp.	50	128
McDonald’s Holdings Co. Japan Ltd.	3	59
Mediaset SpA	44	245
Mitsubishi Motors Corp. (c) (e)	204	383
Namco Bandai Holdings Inc.	12	132
Next Plc (e)	12	285
NGK Spark Plug Co. Ltd.	10	96
NHK Spring Co. Ltd.	11	74
Nikon Corp.	19	330
Nissan Motor Co. Ltd.	144	876
Nisshinbo Industries Inc. (e)	7	79
Nitori Co. Ltd. (e)	2	167
NOK Corp.	6	66
Nokian Renkaat Oyj	6	116
Onward Holdings Co. Ltd.	6	39
OPAP SA	12	327
Oriental Land Co. Ltd.	3	201
PagesJaunes Groupe SA (e)	8	76
Panasonic Corp.	113	1,529
Pearson Plc (e)	48	476
Peugeot SA (c) (e)	9	240
Pirelli & C. SpA (c)	132	46
PPR SA (e)	4	341
Publicis Groupe (e)	7	216
Puma AG Rudolf Dassler Sport (e)	-	69
Rakuten Inc. (e)	-	238
Reed Elsevier NV	37	404
Reed Elsevier Plc	62	461
Renault SA (c) (e)	10	384
Rinnai Corp. (e)	2	80
Sankyo Co. Ltd.	3	166
Sanoma Oyj	4	63
Sanyo Electric Co. Ltd. (c) (e)	98	254
Sega Sammy Holdings Inc.	10	121
Sekisui Chemical Co. Ltd.	24	151
Sekisui House Ltd.	28	285
SES SA	16	300
Shangri-La Asia Ltd. (e)	78	116
Sharp Corp. (e)	56	583
Shimamura Co. Ltd.	1	104
Shimano Inc. (e)	4	153

Singapore Press Holdings Ltd.	97	212
Sky City Entertainment Group Ltd.	38	65
Societe Television Francaise 1 (e)	8	85
Sodexo SA (e)	6	288
Sony Corp.	58	1,518
Stanley Electric Co. Ltd.	9	175
Sumitomo Rubber Industries Inc. (e)	9	73
Suzuki Motor Corp. (e)	19	437
Swatch Group AG - Class B	2	295
Swatch Group AG (e)	3	82
Tabcorp Holdings Ltd.	33	193
Takashimaya Co. Ltd. (e)	18	142
Tatts Group Ltd.	69	142
Television Broadcasts Ltd.	17	68
Thomas Cook Group Plc (e)	22	75
Thomson Reuters Plc	10	287
Toho Co. Ltd. (e)	6	96
Tokyo Broadcasting System Inc.	2	33
Toyoda Gosei Co. Ltd.	4	103
Toyota Boshoku Corp.	3	52
Toyota Industries Corp.	10	240
Toyota Motor Corp.	159	6,038
TUI AG (c) (e)	8	62
TUI Travel Plc	32	124
USS Co. Ltd.	2	81
Vivendi SA	67	1,612
Volkswagen AG	5	1,724
Volvo AB - Class A	25	155
Volvo AB - Class B	60	368
Whitbread Plc (e)	10	141
Wolters Kluwer NV	16	273
WPP Plc	74	488
Yamada Denki Co. Ltd.	5	286
Yamaha Corp. (e)	9	110
Yamaha Motor Co. Ltd.	12	133
Yue Yuen Industrial Holdings Ltd.	36	85
		47,409
CONSUMER STAPLES - 9.8%
AEON Co. Ltd.	36	359
Ajinomoto Co. Inc. (e)	38	301
Anheuser-Busch InBev NV (e)	42	1,502
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
Aryzta AG (c)	4	143
Asahi Breweries Ltd.	22	317
Associated British Foods Plc	19	240
Beiersdorf AG	5	231
British American Tobacco Plc	115	3,161
Cadbury Plc	79	675
Carlsberg A/S	6	404
Carrefour SA	37	1,561
Casino Guichard Perrachon SA	3	201
Coca-Cola Amatil Ltd.	32	222
Coca-Cola Hellenic Bottling Co. SA	10	206
Coca-Cola West Co. Ltd. (e)	3	57

Colruyt SA	1	212
Danone	32	1,566
Delhaize Group	6	397
Diageo Plc	144	2,065
FamilyMart Co. Ltd.	4	113
Foster’s Group Ltd.	108	449
Golden Agri-Resources Ltd.	307	81
Goodman Fielder Ltd.	61	64
Heineken Holding NV	6	200
Heineken NV	14	530
Henkel AG & Co. KGaA	7	198
Imperial Tobacco Group Plc	59	1,522
Ito En Ltd.	4	63
J Sainsbury Plc	63	324
Japan Tobacco Inc.	-	790
Jeronimo Martins SGPS SA (e)	11	76
Kao Corp.	30	656
Kerry Group Plc	8	175
Kesko Oyj	4	106
Kikkoman Corp.	9	91
Kirin Holdings Co. Ltd.	49	687
Koninklijke Ahold NV	67	766
Lawson Inc.	4	180
Lindt & Spruengli AG (e)	-	133
Lion Nathan Ltd.	16	152
L’Oreal SA	14	1,035
MEIJI Holdings Co. Ltd. (c)	4	165
Metcash Ltd.	46	160
Metro AG (e)	7	318
Nestle SA	209	7,861
Nippon Meat Packers Inc.	11	139
Nisshin Seifun Group Inc.	11	130
Nissin Foods Holdings Co. Ltd.	5	145
Olam International Ltd. (u)	74	123
Parmalat SpA	95	228
Pernod-Ricard SA (e)	11	708
Reckitt Benckiser Group Plc	35	1,583
SABMiller Plc	52	1,063
Sapporo Holdings Ltd.	13	75
Seven & I Holdings Co. Ltd.	45	1,050
Shiseido Co. Ltd.	21	345
Suedzucker AG	4	75
Swedish Match AB	14	225
Tesco Plc	453	2,633
Toyo Suisan Kaisha Ltd. (e)	5	103
Uni-Charm Corp.	2	184
Unilever NV	94	2,256
Unilever Plc	74	1,733
UNY Co. Ltd.	10	86
Wesfarmers Ltd.	59	1,069
Wesfarmers Ltd.	8	149
Wilmar International Ltd.	42	146
WM Morrison Supermarkets Plc	119	464
Woolworths Ltd.	71	1,502

Yakult Honsha Co. Ltd.	5	94
Yamazaki Baking Co. Ltd. (e)	8	90
		47,113
ENERGY - 8.5%
AMEC Plc	18	196
Arrow Energy Ltd. (c)	27	77
BG Group Plc	193	3,234
BKW FMB Energie AG	1	60
BP Plc	1,075	8,451
Cairn Energy Plc (c)	8	304
Caltex Australia Ltd.	7	75
Cie Generale de Geophysique-Veritas (c) (e)	9	158
Cosmo Oil Co. Ltd.	31	106
Energy Resources of Australia Ltd.	3	60
ENI SpA	150	3,539
Fugro NV	3	141
Galp Energia SGPS SA	10	134
Hellenic Petroleum SA	7	68
Idemitsu Kosan Co. Ltd. (e)	1	104
INPEX Corp.	-	377
Japan Petroleum Exploration Co.	1	78
Lundin Petroleum AB (c)	12	91
Mongolia Energy Co. Ltd. (c)	157	58
Neste Oil Oyj (e)	8	106
Nippon Mining Holdings Inc.	51	263
Nippon Oil Corp.	72	426
OMV AG	8	318
Origin Energy Ltd.	50	584
Paladin Resources Ltd. (c)	34	136
Repsol YPF SA	42	948
Royal Dutch Shell Plc - Class A	204	5,088
Royal Dutch Shell Plc - Class B	155	3,891
Saipem SpA	15	363
Santos Ltd.	48	565
Saras SpA (e)	18	52
SBM Offshore NV (e)	9	150
SeaDrill Ltd. (e)	17	241
Showa Shell Sekiyu KK	10	105
StatoilHydro ASA	64	1,256
Technip SA (e)	6	292
Tenaris SA	26	352
TonenGeneral Sekiyu KK	15	153
Total SA (e)	123	6,620
Tullow Oil Plc	46	716
Woodside Petroleum Ltd.	28	985
WorleyParsons Ltd.	10	194
		41,115
FINANCIALS - 24.1%
3i Group Plc (e)	58	230
77 Bank Ltd.	21	123
Acom Co. Ltd. (e)	2	62
Admiral Group Plc	11	156
Aegon NV	83	511
AEON Credit Service Co. Ltd.	4	55

AEON Mall Co. Ltd.	4	81
Aioi Insurance Co. Ltd.	27	124
Alleanza Assicurazioni SpA	23	157
Allianz SE	26	2,399
Alpha Bank AE (c)	21	233
AMP Ltd.	111	436
Anglo Irish Bank Corp. Plc (c) (f)	34	8
Aozora Bank Ltd. (c)	46	71
Ascendas Real Estate Investment Trust	67	74
Assicurazioni Generali SpA	61	1,268
ASX Ltd.	10	294
Australia & New Zealand Banking Group Ltd. (u)	134	1,786
Aviva Plc	149	836
AXA Asia Pacific Holdings Ltd.	55	172
AXA SA (e)	90	1,694
Baloise Holding AG	3	202
Banca Carige SpA	37	102
Banca Monte dei Paschi di Siena SpA (e)	129	208
Banca Popolare di Milano Scarl (e)	23	138
Banco Bilbao Vizcaya Argentaria SA	205	2,571
Banco Comercial Portugues SA (e)	139	141
Banco de Sabadell SA (e)	52	324
Banco de Valencia SA	11	106
Banco Espirito Santo SA	28	152
Banco Popular Espanol SA (e)	45	388
Banco Popular SC (c)	35	259
Banco Santander SA	461	5,621
Bank of Cyprus Public Co. Ltd.	34	193
Bank of East Asia Ltd. (e)	88	268
Bank of Kyoto Ltd. (e)	19	177
Bank of Yokohama Ltd.	69	370
Bankinter SA (e)	15	181
Barclays Plc	557	2,594
Bendigo and Adelaide Bank Ltd.	15	85
BNP Paribas (e)	48	3,122
BOC Hong Kong Holdings Ltd.	209	367
British Land Co. Plc	49	306
CapitaLand Ltd.	144	369
CapitaMall Trust (u)	114	110
CFS Retail Property Trust (e)	105	140
Cheung Kong Holdings Ltd.	78	897
China Bank Ltd.	43	282
Chinese Estates Holdings Ltd. (e)	49	90
Chugoku Bank Ltd. (e)	10	139
Chuo Mitsui Trust Holding Inc.	60	230
City Developments Ltd. (e)	28	166
CNP Assurances SA	2	198
Commerzbank AG (c) (e)	40	250
Commonwealth Bank of Australia	85	2,659
Corio NV (e)	3	162
Credit Agricole SA (e)	50	621
Credit Saison Co. Ltd.	9	119
Credit Suisse Group AG	65	2,956
Criteria CaixaCorp SA	47	217

Daiwa Securities Group Inc. (e)	73	436
Danske Bank A/S (c)	26	441
DBS Group Holdings Ltd.	100	811
Deutsche Bank AG	32	1,948
Deutsche Boerse AG	11	875
Deutsche Postbank AG (c)	5	116
Dexia SA (c)	29	218
Dexus Property Group	239	144
DnB NOR ASA (c)	41	316
EFG Eurobank Ergasias SA (c)	18	194
Erste Group Bank AG (e)	11	292
Eurazeo	2	65
Exor SpA	4	50
Fonciere Des Regions	2	113
Fondiaria-Sai SpA	4	71
Fortis (c)	126	429
Friends Provident Group Plc	139	150
Fukuoka Financial Group Inc.	45	202
Gecina SA	1	54
GPT Group	479	189
Groupe Bruxelles Lambert SA	4	324
Groupe Bruxelles Lambert SA - Strip VVPR (c)	-	-
Gunma Bank Ltd.	22	123
Hachijuni Bank Ltd.	22	127
Hammerson Plc	41	205
Hang Lung Group Ltd.	49	231
Hang Lung Properties Ltd.	114	377
Hang Seng Bank Ltd.	44	624
Hannover Rueckversicherung AG (c)	4	132
Henderson Land Development Co. Ltd.	59	338
Hiroshima Bank Ltd. (e)	30	127
Hokugin Financial Group Inc.	64	161
Hong Kong Exchanges & Clearing Ltd.	59	919
Hopewell Holdings Ltd.	38	119
HSBC Holdings Plc	987	8,160
Hysan Development Co. Ltd.	29	74
Icade SA (e)	1	96
ICAP Plc (e)	28	208
ING Groep NV	113	1,139
Insurance Australia Group Ltd.	116	329
Intesa Sanpaolo SpA (c)	444	1,428
Investec Plc (e)	22	120
Investor AB - Class B	25	388
Iyo Bank Ltd. (e)	14	143
Jafco Co. Ltd.	2	78
Japan Prime Realty Investment Corp.	-	80
Japan Real Estate Investment Corp.	-	224
Japan Retail Fund Investment Corp.	-	83
Joyo Bank Ltd.	40	204
Julius Baer Holding AG	12	480
KBC Groep NV (c)	9	156
Kerry Properties Ltd.	38	165
Klepierre	5	128
Land Securities Group Plc	43	332

Legal & General Group Plc	323	302
Lend Lease Corp. Ltd.	24	133
Leopalace21 Corp.	6	56
Liberty International Plc (e) (u)	28	182
Link Real Estate Investment Trust	130	277
Lloyds Banking Group Plc	943	1,085
London Stock Exchange Group Plc (e)	9	105
Macquarie Group Ltd. (e)	17	538
Man Group Plc	100	458
Mapfre SA (e)	42	136
Marfin Investment Group SA (c)	35	151
Matsui Securities Co. Ltd. (e)	8	75
Mediobanca SpA	26	312
Mediolanum SpA (e)	12	63
Mirvac Group	146	127
Mitsubishi Estate Co. Ltd.	68	1,137
Mitsubishi UFJ Financial Group Inc.	535	3,323
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	100
Mitsui Fudosan Co. Ltd.	47	821
Mitsui Sumitomo Insurance Group Holdings Inc.	25	645
Mizuho Financial Group Inc. (e)	548	1,287
Mizuho Trust & Banking Co. Ltd. (c)	77	100
Muenchener Rueckversicherungs AG	12	1,606
National Australia Bank Ltd.	110	1,998
National Bank of Greece SA (c)	29	801
Nationale A Portefeuille	2	97
Natixis (c)	54	104
New World Development Ltd.	138	249
Nippon Building Fund Inc.	-	249
Nipponkoa Insurance Co. Ltd.	35	204
Nishi-Nippon City Bank Ltd.	45	114
Nissay Dowa General Insurance Co. Ltd.	12	58
Nomura Holdings Inc.	144	1,218
Nomura Real Estate Holdings Inc.	3	47
Nomura Real Estate Office Fund Inc.	-	89
Nordea Bank AB	186	1,473
NTT Urban Development Corp.	-	73
Old Mutual Plc (e)	292	389
ORIX Corp. (e)	5	312
Oversea-Chinese Banking Corp.	146	672
Pargesa Holding SA	1	86
Perpetual Ltd. (e)	2	55
Piraeus Bank SA (c)	18	181
Pohjola Bank Plc	10	81
Promise Co. Ltd. (e)	3	40
Prudential plc (a)	144	982
QBE Insurance Group Ltd.	57	922
Raiffeisen International Bank Holding AG	3	109
Resona Holdings Inc. (e)	28	396
Royal Bank of Scotland Group Plc (c)	984	626
RSA Insurance Group Plc	184	363
Sampo Oyj	25	465
Sapporo Hokuyo Holdings Inc. (c)	20	58
SBI Holdings Inc.	1	194

Schroders Plc (e)	7	93
SCOR SE	10	203
Segro Plc	309	123
Seven Bank Ltd.	-	66
Shinko Securities Co. Ltd.	29	91
Shinsei Bank Ltd. (c) (e)	57	92
Shizuoka Bank Ltd. (e)	34	338
Singapore Exchange Ltd.	48	235
Sino Land Co.	97	160
Skandinaviska Enskilda Banken AB (c)	84	368
Societe Generale - Class A (e)	27	1,462
Sompo Japan Insurance Inc.	53	355
Sony Financial Holdings Inc.	-	138
Standard Chartered Plc	109	2,048
Standard Life Plc	121	369
Stockland	136	351
Sumitomo Mitsui Financial Group Inc. (u)	52	2,118
Sumitomo Realty & Development Co. Ltd.	22	395
Sumitomo Trust & Banking Co. Ltd.	80	432
Sun Hung Kai Properties Ltd.	82	1,024
Suncorp-Metway Ltd.	72	390
Suruga Bank Ltd.	14	134
Svenska Handelsbanken - Class A	28	536
Swedbank AB (c)	21	121
Swire Pacific Ltd.	45	454
Swiss Life Holding AG (c)	2	174
Swiss Reinsurance	20	664
T&D Holdings Inc.	13	364
Tokio Marine Holdings Inc.	42	1,159
Tokyo Tatemono Co. Ltd.	14	78
Tokyu Land Corp.	24	110
Topdanmark A/S (c) (e)	1	114
TrygVesta AS (e)	2	98
UBS AG (c)	185	2,262
Unibail-Rodamco (e)	5	683
UniCredit SpA (c)	830	2,090
Unione di Banche Italiane SCPA	33	432
Unipol Gruppo Finanziario SpA (c) (e)	37	44
United Overseas Bank Ltd.	71	720
UOL Group Ltd.	35	79
Vienna Insurance Group	2	84
Westfield Group	117	1,069
Westpac Banking Corp. (e)	167	2,733
Wharf Holdings Ltd.	82	347
Wheelock & Co. Ltd.	54	139
Wing Hang Bank Ltd.	9	80
Yamaguchi Financial Group Inc.	13	172
Zurich Financial Services AG	8	1,485
		116,186
HEALTH CARE - 8.2%
Actelion Ltd. (c)	6	289
Alfresa Holdings Corp.	2	88
Astellas Pharma Inc.	26	925
AstraZeneca Plc	83	3,658

Bayer AG	44	2,357
bioMerieux SA (e)	1	60
Celesio AG	4	102
Chugai Pharmaceutical Co. Ltd.	12	229
Cie Generale d’Optique Essilor International SA (e)	12	559
Cochlear Ltd.	3	142
Coloplast A/S (e)	1	86
CSL Ltd.	35	906
Daiichi Sankyo Co. Ltd.	39	702
Dainippon Sumitomo Pharma Co. Ltd. (e)	8	70
Eisai Co. Ltd.	14	496
Elan Corp. Plc (c) (e)	27	185
Fresenius Medical Care AG & Co. KGaA	11	500
Fresenius SE	1	66
Getinge AB - Class B	12	155
GlaxoSmithKline Plc	298	5,242
Grifols SA (e)	8	134
H Lundbeck A/S	3	53
Hisamitsu Pharmaceutical Co. Inc.	4	125
Ipsen SA	1	65
kyowa Hakko Kirin Co. Ltd.	14	155
Lonza Group AG (e)	3	256
Mediceo Paltac Holdings Co. Ltd.	8	89
Merck KGaA	4	373
Mitsubishi Tanabe Pharma Corp.	13	150
Nobel Biocare Holding AG	6	140
Novartis AG	122	4,927
Novo-Nordisk A/S - Class B	26	1,397
Olympus Corp. (e)	13	308
Ono Pharmaceutical Co. Ltd.	5	230
Orion Oyj	6	89
Qiagen NV (c)	11	199
Roche Holding AG	40	5,488
Sanofi-Aventis SA	61	3,554
Santen Pharmaceutical Co. Ltd.	4	122
Shionogi & Co. Ltd.	17	329
Shire Plc	32	433
Smith & Nephew Plc	50	370
Sonic Healthcare Ltd.	20	197
Sonova Holding AG (e)	3	205
Straumann Holding AG	-	75
Suzuken Co. Ltd. (e)	4	106
Synthes Inc.	3	323
Taisho Pharmaceutical Co. Ltd.	7	133
Takeda Pharmaceutical Co. Ltd.	43	1,690
Terumo Corp.	9	411
Tsumura & Co. (e)	4	116
UCB SA (e)	6	186
William Demant Holding AS (c)	1	76
		39,321
INDUSTRIALS - 11.1%
A P Moller - Maersk A/S	-	553
ABB Ltd. (c)	127	1,992
Abertis Infraestructuras SA (e)	17	313

ACS Actividades de Construccion y Servicios SA (e)	8	418
Adecco SA	7	304
Aeroports de Paris (e)	2	110
Air France-KLM (e)	8	103
Alfa Laval AB (e)	20	190
All Nippon Airways Co. Ltd. (e)	37	129
Alstom SA (e)	12	686
Amada Co. Ltd.	20	124
Asahi Glass Co. Ltd.	57	459
Assa Abloy AB	18	251
Atlantia SpA	15	295
Atlas Copco AB - Class A	37	370
Atlas Copco AB - Class B (e)	23	205
Auckland International Airport Ltd.	43	45
BAE Systems Plc	204	1,136
Balfour Beatty Plc	29	145
Bouygues SA (e)	13	475
Brambles Ltd.	77	368
Brisa-Auto Estradas de Portugal SA (e)	11	79
British Airways Plc (c) (e)	36	73
Bunzl Plc	19	156
Bureau Veritas SA	3	129
Capita Group Plc	37	432
Cathay Pacific Airways Ltd.	63	87
Central Japan Railway Co.	-	560
Cie de Saint-Gobain (e)	21	690
Cintra Concesiones de Infraestructuras de Transporte SA (e)	14	88
Cobham Plc	66	188
ComfortDelgro Corp. Ltd.	99	87
Cosco Corp. Singapore Ltd. (e)	36	31
CSR Ltd. (e)	68	93
Dai Nippon Printing Co. Ltd.	33	454
Daikin Industries Ltd. (e)	13	429
Daito Trust Construction Co. Ltd.	4	204
Daiwa House Industry Co. Ltd.	29	313
Deutsche Lufthansa AG	13	166
Deutsche Post AG	49	640
DSV A/S (c) (e)	11	142
East Japan Railway Co.	20	1,187
Eiffage SA (e)	2	131
European Aeronautic Defence & Space Co. NV (e)	24	387
Experian Plc	60	450
Fanuc Ltd.	11	894
Finmeccanica SpA	22	314
Firstgroup Plc	28	166
Fomento de Construcciones y Contratas SA (e)	3	111
Fraport AG Frankfurt Airport Services Worldwide	2	82
Fraser and Neave Ltd. (f)	58	154
Fuji Electric Holdings Co. Ltd. (e)	27	45
Furukawa Electric Co. Ltd.	36	163
G4S Plc	73	250
Gamesa Corp. Tecnologica SA	10	188
GEA Group AG	9	135
Geberit AG (e)	2	300

Grupo Ferrovial SA (e)	4	112
GS Yuasa Corp. (e)	19	167
Hamburger Hafen und Logistik AG	1	55
Hankyu Hanshin Holdings Inc.	68	320
Hino Motors Ltd.	13	41
Hitachi Construction Machinery Co. Ltd. (e)	7	108
Hochtief AG	2	123
Hong Kong Aircraft Engineering Co. Ltd.	3	37
Hutchison Whampoa Ltd.	123	804
Iberia Lineas Aereas de Espana (c)	27	57
IHI Corp. (c)	76	132
Invensys Plc	44	160
ITOCHU Corp.	85	593
Japan Airlines Corp. (c) (e)	48	93
Japan Steel Works Ltd. (e)	19	235
JGC Corp.	13	211
JS Group Corp.	15	235
JTEKT Corp.	12	123
Kajima Corp.	49	153
Kamigumi Co. Ltd.	16	135
Kawasaki Heavy Industries Ltd. (e)	86	237
Kawasaki Kisen Kaisha Ltd.	36	149
Keihin Electric Express Railway Co. Ltd.	25	194
Keio Corp. (e)	32	186
Keisei Electric Railway Co. Ltd.	15	90
Keppel Corp. Ltd.	71	338
Kinden Corp.	7	62
Kintetsu Corp. (e)	92	406
Komatsu Ltd.	55	852
Kone Oyj (e)	8	254
Koninklijke Boskalis Westminster NV	4	81
Koninklijke Philips Electronics NV	56	1,035
Kubota Corp.	62	513
Kuehne & Nagel International AG	3	241
Kurita Water Industries Ltd.	6	198
Legrand SA (e)	6	125
Leighton Holdings Ltd. (e)	9	163
Macquarie Airports	46	86
Macquarie Infrastructure Group	134	155
Man AG	6	356
Marubeni Corp.	93	413
Metso Oyj	7	137
Minebea Co. Ltd.	23	98
Mitsubishi Corp.	78	1,453
Mitsubishi Electric Corp.	108	685
Mitsubishi Heavy Industries Ltd.	175	727
Mitsubishi Logistics Corp. (e)	7	78
Mitsui & Co. Ltd.	100	1,190
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	44	104
Mitsui OSK Lines Ltd.	65	423
MTR Corp.	81	242
Neptune Orient Lines Ltd. (e)	36	37
NGK Insulators Ltd.	14	286
Nippon Express Co. Ltd.	47	214

Nippon Sheet Glass Co. Ltd.	31	91
Nippon Yusen KK	62	268
Noble Group Ltd.	83	104
NSK Ltd.	25	127
NTN Corp. (e)	23	92
NWS Holdings Ltd.	45	81
Obayashi Corp.	40	196
Odakyu Electric Railway Co. Ltd. (e)	36	309
Orient Overseas International Ltd.	10	42
Orkla ASA	45	329
Panasonic Electric Works Co. Ltd.	20	190
Prysmian SPA	6	86
Qantas Airways Ltd.	62	100
Randstad Holding NV (c)	6	158
Renewable Energy Corp. AS (c) (e)	13	101
Rolls-Royce Group Plc (c)	103	612
Ryanair Holdings Plc (c)	2	8
Sacyr Vallehermoso SA (e)	4	60
Safran SA (e)	11	147
Sandvik AB (e)	57	421
Scania AB	18	176
Schindler Holding AG	1	64
Schneider Electric SA (virt-x)	14	1,029
Secom Co. Ltd.	12	501
Securitas AB - Class B	18	153
SembCorp Industries Ltd.	50	104
SembCorp Marine Ltd.	41	77
Serco Group Plc	26	181
SGS SA (e)	-	322
Shimizu Corp.	35	153
Siemens AG	47	3,263
Singapore Airlines Ltd.	29	269
Singapore Technologies Engineering Ltd.	81	137
Skanska AB	24	268
SKF AB - Class B (e)	22	274
SMC Corp.	3	345
Smiths Group Plc	21	241
Societe BIC SA (e)	2	91
Societe Des Autoroutes Paris-Rhin-Rhone	1	79
Sojitz Corp.	71	155
Solarworld AG	5	110
Sumitomo Corp.	63	643
Sumitomo Electric Industries Ltd.	44	499
Sumitomo Heavy Industries Ltd.	32	143
Taisei Corp. (e)	52	126
Thales SA (e)	5	227
THK Co. Ltd.	7	111
TNT NV	22	424
Tobu Railway Co. Ltd. (e)	47	277
Tokyu Corp.	68	344
Toll Holdings Ltd.	38	192
Tomkins Plc	50	122
Toppan Printing Co. Ltd.	34	344
TOTO Ltd.	13	92

Toyota Tsusho Corp.	11	170
Transurban Group	70	236
Ushio Inc. (e)	7	106
Vallourec SA (e)	3	386
Vestas Wind Systems A/S (c)	12	846
Vinci SA (e)	24	1,096
Wartsila Oyj (e)	5	150
West Japan Railway Co.	-	318
Wolseley Plc (c)	16	310
Yamato Holdings Co. Ltd.	22	292
Zardoya Otis SA (e)	7	144
		53,483
INFORMATION TECHNOLOGY - 5.1%
Advantest Corp. (e)	10	178
Alcatel-Lucent (c) (e)	133	332
ASM Pacific Technology Ltd.	12	59
ASML Holding NV (e)	24	524
Atos Origin SA (c)	3	92
Autonomy Corp. Plc (c)	12	289
Brother Industries Ltd.	13	111
Canon Inc.	62	2,017
Cap Gemini SA (e)	9	320
Citizen Holdings Co. Ltd.	17	87
Computershare Ltd. (e)	27	195
Dassault Systemes SA (e)	3	154
Elpida Memory Inc. (c)	7	71
Foxconn International Holdings Ltd. (c)	138	90
FUJIFILM Holdings Corp.	27	870
Fujitsu Ltd.	109	595
Hirose Electric Co. Ltd.	2	182
Hitachi High-Technologies Corp.	4	65
Hitachi Ltd.	196	612
Hoya Corp.	24	486
Ibiden Co. Ltd.	8	217
Indra Sistemas SA (e)	6	127
Itochu Techno-Science Corp.	2	63
Keyence Corp.	2	471
Konami Corp.	5	102
Konica Minolta Holdings Inc.	27	287
Kyocera Corp.	9	687
Logitech International SA (c) (e)	9	127
Mabuchi Motor Co. Ltd.	2	82
Mitsumi Electric Co. Ltd. (e)	5	111
Murata Manufacturing Co. Ltd.	12	511
NEC Corp. (c)	106	417
Neopost SA	2	154
Nidec Corp.	6	376
Nintendo Co. Ltd.	6	1,576
Nippon Electric Glass Co. Ltd.	20	225
Nokia Oyj (e)	219	3,202
Nomura Research Institute Ltd. (e)	6	131
NTT Data Corp.	-	227
Obic Co. Ltd.	-	72
Omron Corp.	12	168

Oracle Corp. Japan (e)	2	70
Otsuka Corp. (e)	1	48
Ricoh Co. Ltd.	39	504
Rohm Co. Ltd.	6	416
Sage Group Plc	74	217
SAP AG	49	1,988
Seiko Epson Corp.	8	124
Shimadzu Corp. (e)	13	104
Shinko Electric Industries Co. Ltd. (e)	4	52
Square Enix Co. Ltd.	3	75
STMicroelectronics NV	39	291
Sumco Corp.	7	94
TDK Corp.	7	311
Telefonaktiebolaget LM Ericsson - Class B	171	1,678
Tokyo Electron Ltd.	10	470
Toshiba Corp. (e)	228	828
Trend Micro Inc.	6	192
United Internet AG (c) (e)	7	81
Yahoo! Japan Corp. (e)	1	270
Yaskawa Electric Corp.	16	107
Yokogawa Electric Corp.	14	94
		24,676
MATERIALS - 9.0%
Acerinox SA (e)	8	154
Air Liquide (e)	14	1,307
Akzo Nobel NV	13	585
Alumina Ltd.	128	149
Amcor Ltd.	46	183
Anglo American Plc	76	2,200
Antofagasta Plc	23	218
ArcelorMittal (e)	50	1,624
Asahi Kasei Corp.	75	382
BASF SE	53	2,110
BHP Billiton Ltd.	193	5,395
BHP Billiton Plc	127	2,849
BlueScope Steel Ltd.	97	197
Boral Ltd. (e)	36	118
Cimpor Cimentos de Portugal SA (e)	14	102
CRH Plc	40	906
Daicel Chemical Industries Ltd.	17	103
Daido Steel Co. Ltd. (e)	15	62
Denki Kagaku Kogyo K K	25	70
DIC Corp.	31	49
Dowa Mining Co. Ltd.	18	75
Eramet (e)	-	83
Eurasian Natural Resources Corp.	17	188
Fletcher Building Ltd.	33	139
Fortescue Metals Group Ltd. (c) (e)	67	205
Fresnillo Plc	11	96
Givaudan SA	-	223
Hitachi Chemical Co. Ltd.	6	103
Hitachi Metals Ltd. (e)	10	85
Holcim Ltd. (c) (e)	12	661
Holmen AB	3	60

Imerys SA (e)	2	88
Incitec Pivot Ltd.	92	177
Italcementi SpA (e)	5	56
James Hardie Industries NV (c)	23	77
JFE Holdings Inc.	28	957
Johnson Matthey Plc	12	229
JSR Corp.	10	166
K+S AG	9	487
Kaneka Corp.	16	114
Kansai Paint Co. Ltd.	14	101
Kazakhmys Plc	12	127
Kobe Steel Ltd.	149	278
Koninklijke DSM NV	8	264
Kuraray Co. Ltd.	19	206
Lafarge SA (c) (u)	3	191
Lafarge SA (e) (u)	9	587
Linde AG	9	722
Lonmin Plc	8	164
Maruichi Steel Tube Ltd. (e)	2	38
Mitsubishi Chemical Holdings Corp.	73	309
Mitsubishi Gas Chemical Co. Inc.	23	126
Mitsubishi Materials Corp.	62	194
Mitsubishi Rayon Co. Ltd.	34	99
Mitsui Chemicals Inc.	34	109
Mitsui Mining & Smelting Co. Ltd. (c)	35	91
Newcrest Mining Ltd.	28	688
Nippon Paper Group Inc. (e)	5	127
Nippon Steel Corp. (e)	295	1,133
Nissan Chemical Industries Ltd. (e)	9	102
Nisshin Steel Co. Ltd. (e)	47	105
Nitto Denko Corp.	9	284
Norsk Hydro ASA (c) (e)	39	199
Novozymes A/S	3	204
Nufarm Ltd.	8	59
OJI Paper Co. Ltd.	49	211
OneSteel Ltd.	81	169
Orica Ltd.	21	360
OSAKA Titanium Technologies Co. Ltd. (e)	1	37
Outokumpu Oyj	7	120
OZ Minerals Ltd. (e)	168	125
Randgold Resources Ltd. (e)	5	295
Rautaruukki Oyj	5	102
Rexam Plc	37	172
Rio Tinto Ltd.	25	1,061
Rio Tinto Plc	52	1,792
Salzgitter AG (e)	2	195
Shin-Etsu Chemical Co. Ltd.	24	1,102
Showa Denko KK	61	110
Sims Metal Management Ltd.	8	181
Solvay SA	4	300
SSAB Svenskt Stal AB - Class A	10	120
SSAB Svenskt Stal AB - Class B	4	44
Stora Enso Oyj - Class R (c)	33	174
Sumitomo Chemical Co. Ltd.	87	393

Sumitomo Metal Industries Ltd.	191	510
Sumitomo Metal Mining Co. Ltd.	31	439
Svenska Cellulosa AB	31	328
Syngenta AG	6	1,299
Taiheiyo Cement Corp.	49	84
Taiyo Nippon Sanso Corp. (e)	17	163
Teijin Ltd.	48	155
ThyssenKrupp AG	19	471
Titan Cement Co. SA	3	86
Tokuyama Corp.	13	96
Tokyo Steel Manufacturing Co. Ltd.	5	66
Toray Industries Inc. (e)	74	378
Tosoh Corp. (e)	28	80
Toyo Seikan Kaisha Ltd.	10	202
Ube Industries Ltd.	53	149
Umicore	7	166
UPM-Kymmene Oyj	30	260
Vedanta Resources Plc (e)	8	172
Voestalpine AG	6	176
Wacker Chemie AG	1	100
Xstrata Plc	110	1,190
Yamato Kogyo Co. Ltd.	2	57
Yara International ASA	10	293
		43,522
TELECOMMUNICATION SERVICES - 5.9%
Belgacom SA	9	278
BT Group Plc	434	725
Cable & Wireless Plc	139	305
Deutsche Telekom AG	163	1,925
Elisa Oyj (e)	8	132
France Telecom SA	105	2,389
Hellenic Telecommunications Organization SA	15	235
Iliad SA	1	82
KDDI Corp.	-	898
Koninklijke KPN NV	97	1,338
Millicom International Cellular SA (c)	5	257
Mobistar SA	2	115
Nippon Telegraph & Telephone Corp.	30	1,220
NTT DoCoMo Inc.	1	1,329
PCCW Ltd.	177	46
Portugal Telecom SGPS SA	35	339
Singapore Telecommunications Ltd.	461	954
SoftBank Corp.	44	858
StarHub Ltd.	28	43
Swisscom AG	1	405
Tele2 AB	18	180
Telecom Corp. of New Zealand Ltd.	98	173
Telecom Italia SpA	561	776
Telefonica SA	243	5,503
Telekom Austria AG	20	307
Telenor ASA (c)	47	365
TeliaSonera AB (e)	130	685
Telstra Corp. Ltd.	256	698
Vodafone Group Plc	3,016	5,815

		28,375
UTILITIES - 6.2%
A2A SpA (e)	64	116
Acciona SA (e)	2	201
ACEA SpA	6	67
AGL Energy Ltd.	26	277
Centrica Plc	295	1,083
Cheung Kong Infrastructure Holdings Ltd.	22	77
Chubu Electric Power Co. Inc.	38	889
Chugoku Electric Power Co. Inc. (e)	16	328
CLP Holdings Ltd.	114	759
Contact Energy Ltd. (e)	18	69
Drax Group Plc	18	132
E.ON AG	109	3,867
EDP Renovaveis SA (c)	11	114
Electric Power Development Co. Ltd.	7	205
Electricite de France SA (e)	14	669
Enagas SA (e)	10	189
Enel SpA (e)	379	1,846
Energias de Portugal SA	100	393
Fortum Oyj (e)	25	567
Gas Natural SDG SA (e)	12	219
GDF Suez (e)	69	2,586
Hokkaido Electric Power Co. Inc. (e)	10	195
Hokuriku Electric Power Co.	10	233
Hong Kong & China Gas Co. Ltd.	234	492
Hongkong Electric Holdings Ltd.	82	453
Iberdrola Renovables SA (c) (e)	45	207
Iberdrola SA (e)	202	1,635
International Power Plc	84	330
Kansai Electric Power Co. Inc.	44	977
Kyushu Electric Power Co. Inc.	22	480
National Grid Plc	140	1,263
Osaka Gas Co. Ltd.	110	352
Public Power Corp. (c)	6	129
Red Electrica Corp. SA (e)	6	293
RWE AG	24	1,896
Scottish & Southern Energy Plc	53	998
Severn Trent Plc (e)	13	231
Shikoku Electric Power Co. Inc. (e)	10	311
Snam Rete Gas SpA	85	371
SP AusNet	67	43
Suez Environnement SA	16	280
Terna Rete Elettrica Nazionale SpA	71	238
Toho Gas Co. Ltd. (e)	29	118
Tohoku Electric Power Co. Inc.	24	502
Tokyo Electric Power Co. Inc.	70	1,807
Tokyo Gas Co. Ltd.	130	466
United Utilities Group Plc	38	311
Veolia Environnement (e)	22	647
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	4	224
		30,135

Total Common Stocks (cost $584,070)		471,335

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG - PFD	3	72
Porsche Automobil Holding SE	5	336
Volkswagen AG	6	415
		823
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	10	310
Lindt & Spruengli AG (e)	-	92
		402
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	53	132

HEALTH CARE - 0.1%
Fresenius SE	5	250

INDUSTRIALS - 0.0%
Schindler Holding AG	3	185

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	359	352

UTILITIES - 0.0%
RWE AG	2	140

Total Preferred Stocks (cost $3,168)		2,284

RIGHTS - 0.1%
Dowa Mining Co. Ltd. (c) (f)	10	-
Fortis (c) (f)	101	-
Golden Agri-Resources Ltd. (c) (f)	52	7
Neptune Orient Lines Ltd. (c) (f)	27	3
Renewable Energy Corp. A/S (c) (e)	5	16
Rio Tinto Plc (c)	27	312
Zardoya Otis SA (c)	7	7

Total Rights (cost $431)		345

WARRANTS - 0.0%
Unione di Banche Italiane SCPA (c)	33	3

Total Warrants (cost $0)		3

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 1.7%
JNL Money Market Fund, 0.19% (a) (h)	8,598	8,598

Securities Lending Collateral - 11.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (h)	28,507	28,507
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (h)	28,485	27,870
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	1,711	-
		56,377

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.15%, 09/10/09 (o)	$ 880	880

Total Short Term Investments (cost $68,181)		65,855

Total Investments - 111.9% (cost $655,850)		539,822
Other Assets and Liabilities, Net - (11.9%)		(57,264)
Total Net Assets - 100%		$ 482,558

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 13.1%
Amazon.com Inc. (c)	73	$ 6,107
Ascent Media Corp. (c) (e)	15	399
Bed Bath & Beyond Inc. (c) (e)	184	5,658
Cablevision Systems Corp. - Class A (e)	257	4,988
Carmax Inc. (c) (e)	355	5,218
Chipotle Mexican Grill Inc. - Class B (c)	93	6,490
Clear Channel Outdoor Holdings Inc. (c)	194	1,028
Discovery Communications Inc. - Class A (c)	145	3,270
Discovery Communications Inc. - Class C (c)	170	3,490
Expedia Inc. (c)	419	6,331
Gaylord Entertainment Co. (c) (e)	137	1,741
J Crew Group Inc. (c) (e)	144	3,891
Lamar Advertising Co. (c) (e)	250	3,818
Marriott International Inc. - Class A (e)	369	8,144
O’Reilly Automotive Inc. (c) (e)	135	5,141
Panera Bread Co. - Class A (c) (e)	24	1,197
Priceline.com Inc. (c) (e)	7	781
Tim Hortons Inc. (e)	106	2,601
WABCO Holdings Inc.	113	2,000
Wynn Resorts Ltd. (c) (e)	57	2,012
		74,305
CONSUMER STAPLES - 1.5%
Shoppers Drug Mart Corp.	66	2,837
Whole Foods Market Inc. (e)	294	5,580
		8,417
ENERGY - 8.7%
BJ Services Co. (e)	344	4,689
Cameron International Corp. (c) (e)	98	2,773
CNX Gas Corp. (c) (e)	197	5,175
Consol Energy Inc.	148	5,026
EOG Resources Inc.	49	3,328
FMC Technologies Inc. (c)	148	5,562
IHS Inc. (c) (e)	75	3,740
Murphy Oil Corp.	80	4,346
Peabody Energy Corp.	97	2,926
Smith International Inc. (e)	245	6,309
Trican Well Service Ltd.	143	1,232
Ultra Petroleum Corp. (c)	110	4,290
		49,396
FINANCIALS - 9.7%
Ameriprise Financial Inc.	76	1,845
AON Corp.	122	4,620

Assurant Inc.	105	2,529
Axis Capital Holdings Ltd.	35	916
E*Trade Financial Corp. (c) (e)	1,286	1,646
Eaton Vance Corp.	198	5,296
Fifth Third Bancorp	303	2,151
Interactive Brokers Group Inc. (c)	169	2,625
IntercontinentalExchange Inc. (c)	49	5,598
M&T Bank Corp. (e)	49	2,496
Marshall & Ilsley Corp.	367	1,762
MSCI Inc. (c)	231	5,646
Principal Financial Group Inc.	159	2,996
Raymond James Financial Inc. (e)	133	2,289
St. Joe Co. (c) (e)	96	2,543
SunTrust Banks Inc.	138	2,270
TD Ameritrade Holding Corp. (c)	222	3,894
WR Berkley Corp.	198	4,251
		55,373
HEALTH CARE - 16.5%
Alexion Pharmaceuticals Inc. (c) (e)	62	2,549
Allergan Inc.	72	3,426
BioMarin Pharmaceutical Inc. (c) (e)	121	1,889
Cephalon Inc. (c) (e)	135	7,648
Cerner Corp. (c) (e)	28	1,744
CR Bard Inc.	74	5,509
DENTSPLY International Inc. (e)	153	4,670
Edwards Lifesciences Corp. (c)	97	6,599
Elan Corp. Plc - ADR (c) (e)	335	2,134
Gen-Probe Inc. (c) (e)	11	477
Health Net Inc. (c)	98	1,524
Henry Schein Inc. (c) (e)	147	7,049
Human Genome Sciences Inc. (c) (e)	229	655
Humana Inc. (c)	87	2,807
Idexx Laboratories Inc. (c) (e)	39	1,802
Illumina Inc. (c) (e)	149	5,802
Intuitive Surgical Inc. (c) (e)	29	4,746
Medarex Inc. (c) (e)	74	618
Millipore Corp. (c)	74	5,196
Myriad Genetics Inc. (c) (e)	84	2,995
Myriad Pharmaceuticals Inc. (c)	21	98
OSI Pharmaceuticals Inc. (c) (e)	36	1,016
Perrigo Co.	91	2,525
Qiagen NV (c) (e)	193	3,588
Theravance Inc. (c) (e)	104	1,523
Valeant Pharmaceutical International (c) (e)	126	3,241
Vertex Pharmaceuticals Inc. (c) (e)	133	4,740
Warner Chilcott Ltd. (c)	143	1,880
Waters Corp. (c) (e)	108	5,559
		94,009
INDUSTRIALS - 17.0%
Alliant Techsystems Inc. (c) (e)	40	3,294
AMETEK Inc. (e)	279	9,648
Danaher Corp. (e)	74	4,569
Fastenal Co. (e)	164	5,440
First Solar Inc. (c) (e)	10	1,621

Foster Wheeler AG (c)	123	2,921
Goodrich Corp.	60	2,998
Harsco Corp. (e)	93	2,632
Hertz Global Holdings Inc. (c) (e)	455	3,635
IDEX Corp. (e)	222	5,455
Manpower Inc.	101	4,276
McDermott International Inc. (c)	289	5,870
MSC Industrial Direct Co. - Class A (e)	85	3,016
Quanta Services Inc. (c)	314	7,263
Robert Half International Inc. (e)	281	6,637
Rockwell Collins Inc.	221	9,239
Roper Industries Inc. (e)	221	10,014
Southwest Airlines Co. (e)	642	4,321
SunPower Corp. - Class B (c)	98	2,347
UTi Worldwide Inc. (c)	120	1,367
		96,563
INFORMATION TECHNOLOGY - 24.6%
Altera Corp.	337	5,486
Autodesk Inc. (c)	160	3,037
Cree Inc. (c) (e)	99	2,910
Dolby Laboratories Inc. - Class A (c) (e)	155	5,778
DST Systems Inc. (c) (e)	24	887
Electronic Arts Inc. (c)	269	5,843
Factset Research Systems Inc. (e)	97	4,837
Fiserv Inc. (c)	147	6,718
FLIR Systems Inc. (c) (e)	198	4,467
Global Payments Inc.	226	8,466
Intersil Corp. (e)	243	3,055
Itron Inc. (c) (e)	59	3,249
JDS Uniphase Corp. (c) (e)	788	4,507
Juniper Networks Inc. (c)	394	9,298
Marvell Technology Group Ltd. (c)	441	5,133
McAfee Inc. (c) (e)	176	7,425
MEMC Electronic Materials Inc. (c)	167	2,974
Microchip Technology Inc. (e)	181	4,082
Micros Systems Inc. (c) (e)	157	3,975
Nvidia Corp. (c) (e)	180	2,032
PMC - Sierra Inc. (c) (e)	336	2,675
Red Hat Inc. (c)	308	6,200
SAIC Inc. (c)	443	8,218
Salesforce.com Inc. (c) (e)	98	3,741
Seagate Technology Inc.	259	2,709
Varian Semiconductor Equipment Associates Inc. (c) (e)	135	3,239
VeriSign Inc. (c) (e)	243	4,490
Western Union Co.	543	8,905
Xilinx Inc. (e)	259	5,299
		139,635
MATERIALS - 2.1%
Agnico-Eagle Mines Ltd.	169	8,869
Franco-Nevada Corp.	137	3,292
		12,161
TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (c)	208	6,558
Crown Castle International Corp. (c)	94	2,258

Leap Wireless International Inc. (c) (e)	86	2,832
Rogers Communications Inc.	23	591
		12,239

Total Common Stocks (cost $587,047)		542,098

WARRANTS - 0.0%
Agnico-Eagle Mines Ltd. (c)	6	129
Total Warrants (cost $30)		129

SHORT TERM INVESTMENTS - 30.1%
Mutual Funds - 5.4%
JNL Money Market Fund, 0.19% (a) (h)	3,947	3,947
T. Rowe Price Reserves Investment Fund, 0.39% (a) (h)	26,910	26,910
		30,857
Securities Lending Collateral - 24.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	57,723	57,723
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	84,752	82,921
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,339	-
		140,644

Total Short Term Investments (cost $175,671)		171,501

Total Investments - 125.4% (cost $762,748)		713,728
Other Assets and Liabilities, Net - (25.4%)		(144,405)
Total Net Assets - 100%		$ 569,323

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 16.4%
Bayerische Motoren Werke AG	50	$ 1,883
Bed Bath & Beyond Inc. (c) (e)	213	6,534
Cablevision Systems Corp. - Class A (e)	347	6,743
Discovery Communications Inc. - Class A (c)	100	2,257
Discovery Communications Inc. - Class C (c)	238	4,890
DISH Network Corp. (c)	223	3,608
Fortune Brands Inc.	133	4,613
H&R Block Inc.	240	4,139
Harley-Davidson Inc. (e)	160	2,595
Home Depot Inc.	302	7,139
International Game Technology (e)	232	3,689
Kohl’s Corp. (c) (e)	130	5,566
Liberty Media Corp. - Capital (c) (e)	175	2,377
Liberty Media Corp. - Entertainment - Class A (c)	90	2,416
MGM Mirage Inc. (c)	331	2,118
New York Times Co. - Class A (e)	114	629
Newell Rubbermaid Inc.	315	3,277
Sony Corp. - ADR	90	2,327
Time Warner Cable Inc.	144	4,564
Time Warner Inc. (e)	237	5,980
TJX Cos. Inc. (e)	133	4,187
		81,531
CONSUMER STAPLES - 5.8%

Altria Group Inc.	163	2,676
Avon Products Inc. (e)	171	4,411
Coca-Cola Co.	55	2,654
Coca-Cola Enterprises Inc.	21	343
Hershey Co. (e)	26	932
Kimberly-Clark Corp.	85	4,478
Kraft Foods Inc. - Class A	59	1,495
Mead Johnson Nutrition Co.	14	442
Philip Morris International Inc. (e)	78	3,394
Sara Lee Corp.	376	3,674
Wal-Mart Stores Inc.	92	4,471
		28,970
ENERGY - 13.3%
Baker Hughes Inc.	89	3,240
BJ Services Co.	291	3,960
ConocoPhillips	49	2,065
Consol Energy Inc.	95	3,219
Exxon Mobil Corp.	75	5,250
Murphy Oil Corp.	119	6,448
Repsol YPF SA (e)	87	1,939
Royal Dutch Shell Plc - ADR	152	7,609
Schlumberger Ltd.	124	6,683
Spectra Energy Corp.	452	7,646
StatoilHydro ASA	258	5,086
StatoilHydro ASA - ADR	15	299
Sunoco Inc. (e)	158	3,656
Total SA - ADR	161	8,731
		65,831
FINANCIALS - 17.5%
AFLAC Inc.	89	2,755
American Express Co.	226	5,252
Ameriprise Financial Inc.	179	4,332
AON Corp.	76	2,878
Bank of America Corp.	865	11,411
Berkshire Hathaway Inc. - Class A (c)	-	2,610
Capital One Financial Corp. (e)	26	565
Fifth Third Bancorp (e)	57	404
First Horizon National Corp. (c) (e)	433	5,194
Goldman Sachs Group Inc. (e)	26	3,760
Hartford Financial Services Group Inc.	63	744
JPMorgan Chase & Co.	206	7,040
KeyCorp	649	3,399
Lazard Ltd. - Class A	228	6,149
Marsh & McLennan Cos. Inc.	194	3,909
Morgan Stanley (e)	88	2,515
PNC Financial Services Group Inc.	24	912
SLM Corp. (c) (e)	283	2,903
St. Joe Co. (c) (e)	251	6,660
State Street Corp. (e)	96	4,531
SunTrust Banks Inc.	112	1,837
U.S. Bancorp (e)	143	2,557
Wells Fargo & Co.	75	1,824
Willis Group Holdings Ltd.	104	2,678
		86,819

HEALTH CARE - 10.4%
Amgen Inc. (c) (e)	114	6,051
Boston Scientific Corp. (c) (e)	93	940
Cardinal Health Inc.	110	3,370
CIGNA Corp.	136	3,283
Covidien Plc	155	5,796
Johnson & Johnson	112	6,379
Medtronic Inc.	166	5,778
Merck & Co. Inc. (e)	122	3,406
Pfizer Inc. (e)	246	3,694
Schering-Plough Corp.	106	2,665
WellPoint Inc. (c) (e)	65	3,318
Wyeth	152	6,886
		51,566
INDUSTRIALS - 9.4%
3M Co.	104	6,220
Deere & Co.	48	1,934
General Electric Co. (e)	589	6,904
Honeywell International Inc.	81	2,556
Illinois Tool Works Inc. (e)	159	5,952
Raytheon Co. (e)	52	2,315
Republic Services Inc. - Class A	175	4,272
Southwest Airlines Co. (e)	954	6,422
Tyco International Ltd.	159	4,141
Union Pacific Corp. (e)	76	3,946
Waste Management Inc. (e)	67	1,892
		46,554
INFORMATION TECHNOLOGY - 10.8%
Alcatel-Lucent - ADR (c) (e)	917	2,274
Alcatel-Lucent (c)	228	571
Analog Devices Inc.	169	4,193
Dell Inc. (c) (e)	405	5,559
Intel Corp.	120	1,979
International Business Machines Corp. (e)	52	5,472
Juniper Networks Inc. (c) (e)	68	1,595
Microsoft Corp.	472	11,210
Nokia Oyj - Class A - ADR (e)	65	948
Texas Instruments Inc. (e)	337	7,178
Tyco Electronics Ltd.	277	5,157
Western Union Co.	387	6,340
Yahoo! Inc. (c)	69	1,085
		53,561
MATERIALS - 4.4%
Alcoa Inc. (e)	216	2,226
EI Du Pont de Nemours & Co.	156	3,992
International Paper Co.	243	3,672
MeadWestvaco Corp. (e)	242	3,966
United States Steel Corp. (e)	59	2,102
Weyerhaeuser Co.	193	5,864
		21,822
TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc.	106	2,638
Qwest Communications International Inc. (e)	256	1,060
Sprint Nextel Corp. (c) (e)	914	4,398

		8,096
UTILITIES - 4.1%
Entergy Corp.	93	7,171
NiSource Inc.	243	2,830
NRG Energy Inc. (c) (e)	209	5,428
Pinnacle West Capital Corp. (e)	157	4,730
		20,159

Total Common Stocks (cost $588,347)		464,909

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.7%
Citigroup Inc., 6.50%, Series T
(callable at $50 on 02/15/15) (e) (p)	14	480
Fifth Third Bancorp, Convertible Preferred,
8.50%, Series G, 12/31/49 (p)	35	3,048
		3,528
TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, Convertible Preferred,
7.75%, 03/15/17	1	488

Total Preferred Stocks (cost $2,847)		4,016

INVESTMENT FUNDS - 1.5%
T. Rowe Price Institutional Floating Rate Fund (a)	809	7,562
Total Investment Funds (cost $6,682)		7,562

CORPORATE BONDS AND NOTES - 1.2%
CONSUMER DISCRETIONARY - 0.8%
CSC Holdings Inc., 8.50%, 04/15/14 (t) (u)	625	620
Ford Motor Co., 4.25%, 12/15/36	1,082	914
International Game Technology, 3.25%, 05/01/14 (t) (u)	777	836
MGM Mirage Inc.
10.38%, 05/15/14 (t) (u)	175	182
11.13%, 11/15/17 (t) (u)	225	238
Newell Rubbermaid Inc., 5.50%, 03/15/14	651	918
		3,708
MATERIALS - 0.4%
Alcoa Inc., 5.25%, 03/15/14 (e)	622	1,089
Newmont Mining Corp., 1.63%, 07/15/17	535	560
United States Steel Corp., 4.00%, 05/15/14	327	428
		2,077

Total Corporate Bonds and Notes (cost $4,943)	5,785

SHORT TERM INVESTMENTS - 12.0%
Mutual Funds - 2.9%
JNL Money Market Fund, 0.19% (a) (h)	961	961
T. Rowe Price Reserves Investment Fund, 0.39% (a) (h)	13,626	13,626
		14,587
Securities Lending Collateral - 9.1%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (h)	19,179	19,179
BNY Mellon SL DBT II Liquidating Fund, 0.81% (h)	26,403	25,832
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,103	-
		45,011

Total Short Term Investments (cost $61,272)		59,598

Total Investments - 109.2% (cost $664,091)		541,870
Other Assets and Liabilities, Net - (9.2%)		(45,760)
Total Net Assets - 100%		$ 496,110

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2009

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2009, the percentage of shares outstanding held by each Fund in the
Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial

Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 Fair Value Measurements table on page 60 and Note 2 in the Notes to the Financial
Statements.
(g)	Investment purchased on a when-issued basis.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2009.
(i)	Variable rate security. Rate stated was in effect as of June 30, 2009.
(j)	Zero coupon security. Rate stated was the effective yield as of June 30, 2009.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2009.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements were collateralized with cash as of June 30, 2009.
(n)

All or a portion of the security or cash is segregated as collateral for securities sold short. Total value of segregated securities at June 30, 2009 for JNL/Credit Suisse Long/Short Fund was $25,417 .

and JNL/Franklin Templeton Mutual Shares Fund was $9,915.
(o)	All or a portion of the security or cash is pledged as collateral for open futures contracts. As of June 30, 2009 the value of collateral was as follows: JNL/Mellon Capital Management S&P 500 Index
Fund $2,364; JNL/Mellon Capital Management S&P 400 MidCap Index Fund $645; JNL/Mellon Capital Management Small Cap Index Fund $130; and JNL/Mellon Capital Management International
Index Fund $880.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note in Note 3 of the Notes to the Financial Statements.
(t)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(u)	Illiquid security. At June 30, 2009, the aggregate value of illiquid securities and percentage of net assets were as follows:
JNL/Capital Guardian International Small Cap Fund, $2,867 - 3.9%; JNL/Franklin Templeton Income Fund, $26,578 - 5.1%; JNL/Franklin Templeton Mutual Shares Fund, $11,523 - 4.0%;
JNL/Mellon Capital Management International Index Fund, $5,097 - 1.1%; and JNL/T. Rowe Price Value Fund, $1,876 - 0.4%. At June 30, 2009, the only illiquid security held by some Funds was
Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at June 30, 2009 and these Funds are not listed in detail in this section.
(v)	Rule 144A or Section 4(2) liquid security, the Fund deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of June 30, 2009, the value of Rule 144A and
Section 4(2) liquid securities was as follows: JNL/Credit Suisse Global Natural Resources Fund $11,075; and JNL/Franklin Templeton Income Fund $76,912;
(w)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(x)	The Fund had an unfunded loan commitment relating to this security at June 30, 2009. See Unfunded Loan Commitments table on page 60 and Note 3 in the Notes to the Financial Statements.

Currencies:
ARS - Argentine Peso	RUB - Russian Ruble
AUD - Australian Dollar	SEK - Swedish Krona
BRL - Brazilian Real	SGD - Singapore Dollar
CAD - Canadian Dollar	TRY - New Turkish Lira
CHF - Swiss Franc	TWD - Taiwan Dollar
CLP - Chilean Peso	USD - United States Dollar
CNY - Chinese Yuan	UYU - Uruguayan Peso
COP - Colombian Peso	ZAR - South African Rand
DKK - Danish Krone	Abbreviations:
EGP - Egyptian Pound	"-" Amount rounds to less than one thousand.	SPDR - Standard & Poor's Depository Receipt
EUR - European Currency Unit (Euro)	ABS - Asset Backed Security	TBA - To Be Announced (Securities purchased on a when-issued basis)
GBP - British Pound	ADR - American Depositary Receipt	virt-x - a crossborder Recognized Investment Exchange
HKD - Hong Kong Dollar	AMBAC - AMBAC Indemnity Corp.	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
HUF - Hungarian Forint	ASX - Australian Stock Exchange	a term of 4.5 to 5.5 years
IDR - Indonesian Rupiah	CPI - Consumer Price Index	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
INR - Indian Rupee	ETF - Exchange-Traded Fund	a term of 24 to 35 years
JPY - Japanese Yen	FGIC - Financial Guaranty Insurance Co.	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
KRW - Korean Won	FSA - Financial Security Assurance Inc.	with a term of 1.75 to 2.25 years
MXN - Mexican Peso	GDR - Global Depository Receipt
MYR - Malaysian Ringgit	LIBOR - London Interbank Offered Rate
NOK - Norwegian Krone	MBIA - Municipal Bond Investors Assurance
NZD - New Zealand Dollar	MBS - Mortgage Backed Security
PEN - Peruvian Nuevo Sol	NYS - New York Registered Shares
PHP - Philippine Peso	REIT - Real Estate Investment Trust
PLN - Polish Zloty	REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities as well as including Rule 144A securities that have not been deemed liquid, held by the Funds at June 30, 2009.

			Value
	Acquisition		End	Percent of
	Date	Cost	of Period	Net Assets

JNL/Capital Guardian International Small Cap Fund
361 Degrees International Ltd.	06/25/2009	$ 71	$ 76	0.1%
BaWang International Holding Limited	06/27/2009	74	72	0.1
CapitaCommercial Trust	12/17/2008	237	280	0.4
CapitaMall Trust	10/14/2008	214	231	0.3
Gem Diamonds Ltd.	12/06/2007	370	169	0.2
Gunns Ltd.	12/07/2007	338	237	0.3
Hypermarcas SA	04/18/2008	134	161	0.2
Liberty International Plc	05/23/2009	44	58	0.1
Olam International Ltd.	04/03/2008	601	639	0.9
Shaftesbury Plc	12/06/2007	162	151	0.2
Shaftesbury Plc - Rights	12/06/2007	46	41	-
		$ 2,291	$ 2,115	2.8%

JNL/Franklin Templeton Income Fund
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14	01/08/2009	$ 1,500	$ 1,613	0.3%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 169	0.1%
Cerberus Capital Management LP	08/06/2007	888	169	0.1
Cerberus Capital Management LP	08/06/2007	444	84	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	148	-
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	74	-
Dana Corp., 5.85%, 01/15/15	04/23/2008	4	-	-
Dana Corp., 6.50%, 03/01/09	02/04/2008	3	-	-
Dana Corp., 7.00%, 03/15/09	02/04/2008	6	-	-
Harrah's Investment LP	01/16/2008	39	-	-
Pontus I, 07/31/09	01/23/2008	287	273	0.1
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	254	241	0.1
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	127	221	0.1
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	259	246	0.1
		$ 5,149	$ 1,773	0.6%

JNL/T. Rowe Price Value Fund
CSC Holdings Inc., 8.50%, 04/15/14	01/08/2009	$ 560	$ 620	0.1%
International Game Technology, 3.25%, 05/01/14	05/07/2009	777	836	0.2
MGM Mirage Inc., 10.38%, 05/15/14	05/15/2009	170	182	-
MGM Mirage Inc., 11.13%, 11/15/17	05/15/2009	219	238	0.1
		$ 1,726	$ 1,876	0.4%

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Unfunded Loan Commitments - See Note 3 in the Notes to the Financial Statements for further discussion of unfunded loan commitments. The following table details unfunded loan commitments for the following Funds at June 30, 2009.

Unfunded
JNL/Franklin Templeton Income Fund	Commitment
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.85%, 04/26/15	$ 60

JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp., Term Loan, 5.35%, 10/10/13	$ 97

SFAS No. 157 "Fair Value Measurements" Schedules - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 157. The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2009 by valuation level. Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table. Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian International Small Cap Fund
Common Stocks - Consumer Discretionary	$ 10,751	$ -	$ 12	$ 10,763	$ -	$ -	$ -	$ -
Common Stocks - Consumer Staples	6,625	72	-	6,697	-	-	-	-
Common Stocks - Financials	8,760	398	-	9,158	-	-	-	-
Common Stocks - Industrials	10,777	600	53	11,430	-	-	-	-
Common Stocks - Materials	7,333	341	-	7,674	-	-	-	-
Corporate Bond and Notes	166	86	-	252	-	-	-	-
Rights	98	1	-	99	-	-	-	-
Securities Lending Collateral	7,164	3,715	-	10,879	-	-	-	-
Security Categories for which all valuations are Level 1	29,372	-	-	29,372	-	-	-	-
Fund Total	$ 81,046	$ 5,213	$ 65	$ 86,324	$ -	$ -	$ -	$ -
JNL/Credit Suisse Global Natural Resources Fund
Common Stocks - Energy	$ 66,738	$ 3,103	$ -	$ 69,841	$ -	$ -	$ -	$ -
Common Stocks - Materials	185,744	9,763	-	195,507	-	-	-	-
Corporate Bond and Notes	-	-	11,075	11,075	-	-	-	-
Foreign Government Securities	-	-	17,058	17,058	-	-	-	-
Securities Lending Collateral	5,034	9,851	-	14,885	-	-	-	-
Short-Term Securities	2,721	66,190	-	68,911	-	-	-	-
Fund Total	$ 260,237	$ 88,907	$ 28,133	$ 377,277	$ -	$ -	$ -	$ -
JNL/Credit Suisse Long/Short Fund
Common Stocks - Financials	$ 11,838	$ -	$ -	$ 11,838	$ (1,317)	$ (9)	$ -	$ (1,326)
Common Stocks - Industrials	8,327	49	-	8,376	(2,542)	(4)	-	(2,546)
Common Stocks - Information Technology	12,022	-	-	12,022	(1,867)	(17)	-	(1,884)
Security Categories for which all valuations are Level 1	53,772	-	-	53,772	(8,502)	-	-	(8,502)
Fund Total	$ 85,959	$ 49	$ -	$ 86,008	$ (14,228)	$ (30)	$ -	$ (14,258)
JNL/Franklin Templeton Income Fund
Preferred Stocks - Consumer Discretionary	$ -	$ 283	$ -	$ 283	$ -	$ -	$ -	$ -
Preferred Stocks - Energy	-	2,881	-	2,881	-	-	-	-
Preferred Stocks - Financials	7,212	10,099	-	17,311	-	-	-	-
Corporate Bond and Notes	-	325,633	-	325,633	-	-	-	-
Securities Lending Collateral	24,972	34,414	-	59,386	-	-	-	-
Security Categories for which all valuations are Level 1	168,523	-	-	168,523	-	-	-	-
Fund Total	$ 200,707	$ 373,310	$ -	$ 574,017	$ -	$ -	$ -	$ -

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks - Consumer Discretionary	$ 23,937	$ -	$ 422	$ 24,359	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	10,640	1,351	11,991	-	-	-	-
Security Categories for which all valuations are Level 1	261,922	-	-	261,922	$ (5,023)	$ -	$ -	$ (5,023)
Fund Total	$ 285,859	$ 10,640	$ 1,773	$ 298,272	$ (5,023)	$ -	$ -	$ (5,023)
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks - Information Technology	$ 110,341	$ 284	$ -	$ 110,625	$ -	$ -	$ -	$ -
Securities Lending Collateral	12,718	22,000	-	34,718	-	-	-	-
Short-Term Securities	20,696	2,364	-	23,060	-	-	-	-
Security Categories for which all valuations are Level 1	490,647	-	-	490,647	-	-	-	-
Fund Total	$ 634,402	$ 24,648	$ -	$ 659,050	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Securities Lending Collateral	$ 54,552	$ 38,288	$ -	$ 92,840	$ -	$ -	$ -	$ -
Short-Term Securities	5,284	645	-	5,929	-	-	-	-
Security Categories for which all valuations are Level 1	324,731	-	-	324,731	-	-	-	-
Fund Total	$ 384,567	$ 38,933	$ -	$ 423,500	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Securities Lending Collateral	$ 34,680	$ 52,900	$ -	$ 87,580	$ -	$ -	$ -	$ -
Short-Term Securities	4,321	130	-	4,451	-	-	-	-
Security Categories for which all valuations are Level 1	355,140	-	-	355,140	-	-	-	-
Fund Total	$ 394,141	$ 53,030	$ -	$ 447,171	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Common Stocks - Consumer Discretionary	$ 46,913	$ 496	$ -	$ 47,409	$ -	$ -	$ -	$ -
Common Stocks - Energy	37,470	3,645	-	41,115	-	-	-	-
Common Stocks - Financials	115,093	1,093	-	116,186	-	-	-	-
Common Stocks - Health Care	38,998	323	-	39,321	-	-	-	-
Common Stocks - Industrials	53,329	154	-	53,483	-	-	-	-
Common Stocks - Materials	41,365	2,157	-	43,522	-	-	-	-
Rights	16	329	-	345	-	-	-	-
Warrants	-	3	-	3	-	-	-	-
Securities Lending Collateral	28,507	27,870	-	56,377	-	-	-	-
Short-Term Securities	8,598	880	-	9,478	-	-	-	-
Security Categories for which all valuations are Level 1	132,583	-	-	132,583	-	-	-	-
Fund Total	$ 502,872	$ 36,950	$ -	$ 539,822	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedules (continued)

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Securities				Investments in Securities
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - Materials	$ 8,868	$ 3,293	$ -	$ 12,161	$ -	$ -	$ -	$ -
Securities Lending Collateral	57,723	82,921	-	140,644	-	-	-	-
Security Categories for which all valuations are Level 1	560,923	-	-	560,923	-	-	-	-
Fund Total	$ 627,514	$ 86,214	$ -	$ 713,728	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Value Fund
Preferred Stocks - Telecommunication Services	$ -	$ 488	$ -	$ 488	$ -	$ -	$ -	$ -
Corporate Bond and Notes	-	5,785	-	5,785	-	-	-	-
Securities Lending Collateral	19,179	25,832	-	45,011	-	-	-	-
Security Categories for which all valuations are Level 1	490,586	-	-	490,586	-	-	-	-
Fund Total	$ 509,765	$ 32,105	$ -	$ 541,870	$ -	$ -	$ -	$ -

	Assets as of June 30, 2009 by Level:				Liabilities as of June 30, 2009 by Level:
	Investments in Other Financial Instruments[1]				Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Written Options	-	-	-	-	$ -	$ (59)	$ -	$ (59)
Open Forward Foreign Currency Contracts	$ -	$ 376	$ -	$ 376	-	(3,138)	-	(3,138)
Fund Total	$ -	$ 376	$ -	$ 376	$ -	$ (3,197)	$ -	$ (3,197)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Future Contracts	$ -	$ -	$ -	$ -	$ (235)	$ -	$ -	$ (235)
Fund Total	$ -	$ -	$ -	$ -	$ (235)	$ -	$ -	$ (235)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Future Contracts	$ 115	$ -	$ -	$ 115	$ -	$ -	$ -	$ -
Fund Total	$ 115	$ -	$ -	$ 115	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management Small Cap Index Fund
Open Future Contracts	$ 10	$ -	$ -	$ 10	$ -	$ -	$ -	$ -
Fund Total	$ 10	$ -	$ -	$ 10	$ -	$ -	$ -	$ -
JNL/Mellon Capital Management International Index Fund
Open Future Contracts	$ 9	$ -	$ -	$ 9	$ (43)	$ -	$ -	$ (43)
Open Forward Foreign Currency Contracts	-	160	-	160	-	(106)	-	(106)
Fund Total	$ 9	$ 160	$ -	$ 169	$ (43)	$ (106)	$ -	$ (149)

The following table is a reconciliation of Level 3 investments by category for which significant unobservable inputs were used to determine fair value:

		Transfers in	Total			Change In Unrealized
	Balance at	and/or (Out) of	Realized and	Net	Balance at	Appreciation/Depreciation during
	Beginning of	Level 3 During	Unrealized	Purchases/	End of	the Period for Level 3 Investments
	Period	the Period	Gain/(Loss)	(Sales)	Period	Held at End of Period [2]
JNL/Capital Guardian International Small Cap Fund
Common Stocks - Consumer Discretionary	$ -	$ 12	$ -	$ -	$ 12	$ -
Common Stocks - Industrials	-	105	(52)	-	53	(52)
Corporate Bond and Notes	65	(65)	-	-	-	-
Fund Total Investments in Securities	$ 65	$ 52	$ (52)	$ -	$ 65	$ (52)
JNL/Credit Suisse Global Natural Resources Fund
Corporate Bond and Notes	$ -	$ -	$ (1,925)	$ 13,000	$ 11,075	$ (1,925)
Foreign Government Securities	-	-	(2,942)	20,000	17,058	(2,942)
Fund Total Investments in Securities	$ -	$ -	$ (4,867)	$ 33,000	$ 28,133	$ (4,867)
JNL/Franklin Templeton Income Fund
Corporate Bond and Notes	$ 488	$ -	$ 693	$ (1,181)	$ -	$ -
Fund Total Investments in Securities	$ 488	$ -	$ 693	$ (1,181)	$ -	$ -
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks - Consumer Discretionary	$ 455	$ -	$ (33)	$ -	$ 422	$ (33)
Preferred Stocks - Consumer Discretionary	8	-	5	(13)	-	-
Corporate Bond and Notes	647	-	707	(3)	1,351	704
Fund Total Investments in Securities	$ 1,110	$ -	$ 679	$ (16)	$ 1,773	$ 671
JNL/Mellon Capital Management International Index Fund
Common Stocks - Consumer Discretionary	$ 182	$ (182)	$ -	$ -	$ -	$ -
Common Stocks - Financials	3,123	(3,123)	-	-	-	-
Common Stocks - Industrials	1,256	(1,256)	-	-	-	-
Common Stocks - Materials	231	(231)	-	-	-	-
Common Stocks - Telecommunication Services	1,301	(1,301)	-	-	-	-
Fund Total Investments in Securities	$ 6,093	$ (6,093)	$ -	$ -	$ -	$ -
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - Materials	$ 585	$ -	$ (237)	$ (348)	$ -	$ -
Warrants	116	-	(86)	(30)	-	-
Fund Total Investments in Securities	$ 701	$ -	$ (323)	$ (378)	$ -	$ -
JNL/T. Rowe Price Value Fund
Common Stocks - Financials	$ 1,203	$ -	$ 1,797	$ (3,000)	$ -	$ -
Fund Total Investments in Securities	$ 1,203	$ -	$ 1,797	$ (3,000)	$ -	$ -

1 Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to, forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at market value.

2 The change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2009 is included in net change in unrealized appreciation or depreciation on investments and swap agreements in the Statements of Operations.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

Investments in Affiliates - See Note 6 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser and its custodian. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/ T. Rowe Price Value Fund invested in the T.Rowe Price Institutional Floating Rate Fund, which is an affiliate of the subadviser of the JNL/T. Rowe Price Value Fund. The following table details each Fund's long-term investments in affiliates held at June 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 1,841	$ 585	$ 24	$ 24	$ (2)	$ 2,613
Prudential plc	698	186	-	27	-	982
T.Rowe Price Institutional Floating Rate Fund	-	6,682	-	190	-	7,562

The following table details cash management and securities lending collateral investments in affiliates held at June 30, 2009. Dividend income received from BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations. The Mellon GSL Reinvestment Trust II is not presented in the table below because its fair value was $0.00 at the beginning and end of the period. In addition, there was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended June 30, 2009. Purchase and sales proceeds are not for shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2009.

					BNY Mellon Securities			BNY Mellon SL
	JNL Money Market Fund				Lending Overnight Fund			DBT II Liquidating Fund
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/Capital Guardian International Small Cap Fund	$ 4,061	$ 9,835	$ 9,835	$ 11	-	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	8,034	2,721	2,721	36	-	-	-	-	-
JNL/Credit Suisse Long/Short Fund	794	1,739	1,739	2	-	-	-	-	-
JNL/Franklin Templeton Income Fund	35,441	38,443	38,443	93	-	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	27,085	29,529	29,528	79	-	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	15,973	20,696	20,696	33	33,738	12,706	12,706	22,486	22,000
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	9,083	5,284	5,284	12	73,845	54,552	54,552	39,132	38,288
JNL/Mellon Capital Management Small Cap Index Fund	8,174	4,321	4,321	12	62,038	34,680	34,680	54,068	52,900
JNL/Mellon Capital Management International Index Fund	10,184	8,598	8,598	20	51,649	28,507	28,507	28,485	27,870
JNL/T. Rowe Price Mid-Cap Growth Fund	2,829	3,947	3,947	9	-	-	-	-	-
JNL/T. Rowe Price Value Fund	4,047	961	961	5	-	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	22,841	26,911	26,910	64	-	-	-	-	-
JNL/T. Rowe Price Value Fund	4,672	13,626	13,626	26	-	-	-	-	-

*At the beginning of the period, the investment in the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund were held in one investment, the Mellon GSL DBT II Collateral Fund. See Note 3 in the Notes to the Financial Statements for further discussion of securities lending transactions during the period.

Schedule of Written Options (in thousands except contracts)

	Expiration	Exercise
	Date	Price	Contracts	Value
JNL/Franklin Templeton Mutual Shares Fund
Microsoft Corp. Call Option	07/18/2009	$22.00	304	$ (59)

Summary of Written Options (in thousands except contracts)

	Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2008	136	$ 22
Options written during the period	304	23
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	(136)	(22)
Options outstanding at June 30, 2009	304	$ 23

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Schedule of Open Futures Contracts (in thousands except contracts)

			Unrealized				Unrealized
		Contracts	Appreciation/			Contracts	Appreciation/
	Expiration	Long/(Short)	(Depreciation)		Expiration	Long/(Short)	(Depreciation)
JNL/Mellon Capital Management S&P 500 Index Fund				JNL/Mellon Capital Management International Index Fund
S&P 500 E-Mini Index Future	September 2009	505	$ (235)	Australian Treasury Bond Future, 3-Year	September 2009	10	$ 9
				Dow Jones Euro Stoxx 50 Index Future	September 2009	127	(18)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund				FTSE 100 Index Future	September 2009	36	(24)
S&P MidCap 400 E-Mini Index Future	September 2009	151	$ 114	Topix Index Future	September 2009	26	(1)
							$ (34)
JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	September 2009	25	$ 10

Summary of Open Forward Foreign Currency Contracts (in thousand)

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund
AUD/USD	09/17/2009	AUD	2	$ 2	$ -
CAD/USD	08/31/2009	CAD	30	26	3
CAD/USD	08/31/2009	CAD	33	28	1
CAD/USD	08/31/2009	CAD	46	39	2
CAD/USD	08/31/2009	CAD	38	33	(1)
CAD/USD	08/31/2009	CAD	22	19	(1)
CAD/USD	08/31/2009	CAD	32	27	(1)
CAD/USD	08/31/2009	CAD	32	27	(1)
CHF/USD	08/10/2009	CHF	300	276	19
CHF/USD	08/10/2009	CHF	300	276	20
CHF/USD	08/10/2009	CHF	250	230	13
CHF/USD	08/10/2009	CHF	145	134	8
DKK/USD	10/23/2009	DKK	240	45	5
DKK/USD	10/23/2009	DKK	447	84	7
DKK/USD	10/23/2009	DKK	650	122	-
GBP/USD	07/13/2009	GBP	370	609	84
GBP/USD	07/13/2009	GBP	500	823	119
GBP/USD	07/13/2009	GBP	260	428	52
JPY/USD	10/20/2009	JPY	8,000	83	2
KRW/USD	07/08/2009	KRW	110,000	87	-
NOK/USD	08/19/2009	NOK	1,700	264	1
NOK/USD	08/19/2009	NOK	1,000	155	(1)
SEK/USD	09/16/2009	SEK	670	87	6
SEK/USD	09/16/2009	SEK	500	65	1
USD/DKK	10/23/2009	DKK	(700)	(132)	(5)
USD/DKK	10/23/2009	DKK	(560)	(105)	-
USD/EUR	08/13/2009	EUR	(20,238)	(28,387)	(803)
SEK/USD	09/16/2009	SEK	370	48	1
USD/AUD	09/17/2009	AUD	(138)	(111)	(4)
USD/AUD	09/17/2009	AUD	(18)	(14)	-
USD/AUD	09/17/2009	AUD	(19)	(15)	-
USD/AUD	09/17/2009	AUD	(21)	(16)	-
USD/AUD	09/17/2009	AUD	(120)	(96)	(2)
USD/AUD	09/17/2009	AUD	(80)	(64)	-
USD/AUD	09/17/2009	AUD	(117)	(94)	(2)
USD/AUD	09/17/2009	AUD	(55)	(44)	-
USD/AUD	09/17/2009	AUD	(48)	(38)	-
USD/CAD	08/31/2009	CAD	(258)	(222)	(14)
USD/CAD	08/31/2009	CAD	(34)	(30)	(2)
USD/CHF	08/10/2009	CHF	(5,078)	(4,677)	(299)
USD/CHF	08/10/2009	CHF	(140)	(129)	(7)
USD/CHF	08/10/2009	CHF	(140)	(129)	(10)
USD/CHF	08/10/2009	CHF	(159)	(146)	(11)
USD/CHF	08/10/2009	CHF	(500)	(461)	(18)
USD/CHF	08/10/2009	CHF	(169)	(156)	(6)
USD/CHF	08/10/2009	CHF	(102)	(94)	(4)
USD/CHF	08/10/2009	CHF	(99)	(91)	(4)
USD/CHF	08/10/2009	CHF	(130)	(120)	(1)
USD/DKK	10/23/2009	DKK	(2,832)	(533)	(47)

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/DKK	10/23/2009	DKK	(300)	$ (56)	$ (4)
USD/DKK	10/23/2009	DKK	(280)	(53)	(5)
USD/DKK	10/23/2009	DKK	(385)	(72)	(7)
USD/DKK	10/23/2009	DKK	(530)	(100)	(8)
USD/DKK	10/23/2009	DKK	(148)	(28)	(1)
USD/DKK	10/23/2009	DKK	(170)	(32)	(1)
USD/DKK	10/23/2009	DKK	(209)	(39)	(3)
USD/DKK	10/23/2009	DKK	(430)	(81)	(6)
USD/DKK	10/23/2009	DKK	(400)	(75)	(4)
USD/DKK	10/23/2009	DKK	(73)	(14)	(1)
USD/DKK	10/23/2009	DKK	(330)	(62)	(4)
USD/DKK	10/23/2009	DKK	(500)	(94)	(5)
USD/EUR	08/13/2009	EUR	(88)	(123)	(4)
USD/EUR	08/13/2009	EUR	(1,100)	(1,543)	(27)
USD/EUR	08/13/2009	EUR	(109)	(152)	(1)
USD/EUR	08/13/2009	EUR	(121)	(170)	(1)
USD/EUR	08/13/2009	EUR	(600)	(842)	16
USD/EUR	08/13/2009	EUR	(243)	(340)	6
USD/EUR	08/13/2009	EUR	(230)	(323)	(1)
USD/EUR	08/13/2009	EUR	(290)	(407)	-
USD/GBP	07/13/2009	GBP	(9,187)	(15,113)	(1,159)
USD/GBP	07/13/2009	GBP	(90)	(148)	(23)
USD/GBP	07/13/2009	GBP	(108)	(178)	(23)
USD/GBP	07/13/2009	GBP	(93)	(153)	(20)
USD/GBP	07/13/2009	GBP	(300)	(494)	(63)
USD/GBP	07/13/2009	GBP	(300)	(494)	(77)
USD/GBP	07/13/2009	GBP	(109)	(179)	(25)
USD/GBP	07/13/2009	GBP	(100)	(164)	(18)
USD/GBP	07/13/2009	GBP	(300)	(494)	(52)
USD/GBP	07/13/2009	GBP	(132)	(217)	(23)
USD/GBP	07/13/2009	GBP	(400)	(658)	(53)
USD/GBP	07/13/2009	GBP	(270)	(444)	(23)
USD/GBP	07/13/2009	GBP	(107)	(176)	1
USD/GBP	08/12/2009	GBP	(971)	(1,597)	(17)
USD/JPY	10/20/2009	JPY	(123,023)	(1,279)	(34)
USD/JPY	10/20/2009	JPY	(5,500)	(57)	1
USD/JPY	10/20/2009	JPY	(10,000)	(104)	1
USD/JPY	10/20/2009	JPY	(14,700)	(153)	(3)
USD/KRW	07/08/2009	KRW	(132,500)	(104)	(4)
USD/KRW	07/08/2009	KRW	(42,560)	(33)	(1)
USD/KRW	07/08/2009	KRW	(134,950)	(106)	(6)
USD/KRW	07/08/2009	KRW	(284,330)	(224)	(10)
USD/KRW	07/08/2009	KRW	(26,220)	(21)	(1)
USD/KRW	07/08/2009	KRW	(53,000)	(42)	(2)
USD/KRW	07/08/2009	KRW	(79,637)	(63)	(3)
USD/KRW	07/08/2009	KRW	(30,308)	(24)	(1)
USD/KRW	07/08/2009	KRW	(98,813)	(78)	(3)
USD/KRW	07/08/2009	KRW	(97,500)	(77)	(2)
USD/KRW	07/08/2009	KRW	(200,000)	(157)	5

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Open Forward Foreign Currency Contracts (in thousands) (continued)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/NOK	08/19/2009	NOK	(23,500)	$ (3,652)	$ (36)
USD/NOK	08/19/2009	NOK	(999)	(155)	-
USD/NOK	08/19/2009	NOK	(900)	(140)	-
USD/SEK	09/16/2009	SEK	(5,789)	(751)	(83)
USD/SEK	09/16/2009	SEK	(740)	(96)	(4)
USD/SEK	09/16/2009	SEK	(187)	(24)	(2)
USD/SEK	09/16/2009	SEK	(400)	(52)	(3)
USD/SEK	09/16/2009	SEK	(330)	(43)	(3)
USD/SEK	09/16/2009	SEK	(530)	(69)	-
USD/SEK	09/16/2009	SEK	(1,329)	(172)	2
USD/SEK	09/16/2009	SEK	(933)	(121)	(1)
USD/SGD	09/24/2009	SGD	(684)	(472)	(21)
USD/SGD	09/24/2009	SGD	(99)	(68)	(3)
USD/SGD	09/24/2009	SGD	(78)	(54)	(2)
USD/SGD	09/24/2009	SGD	(120)	(83)	(3)
USD/SGD	09/24/2009	SGD	(80)	(55)	(2)
USD/SGD	09/24/2009	SGD	(66)	(46)	(1)
USD/SGD	09/24/2009	SGD	(115)	(79)	(1)
				$ (65,249)	$ (2,762)

JNL/Mellon Capital Management International Index Fund
AUD/USD	09/16/2009	AUD	887	$ 710	$ 13
AUD/USD	09/16/2009	AUD	97	78	1
AUD/USD	09/16/2009	AUD	96	77	-
AUD/USD	09/16/2009	AUD	193	154	(1)
EUR/USD	09/16/2009	EUR	4,725	6,626	(3)
EUR/USD	09/16/2009	EUR	471	660	(2)
EUR/USD	09/16/2009	EUR	350	491	-
EUR/USD	09/16/2009	EUR	144	201	-
EUR/USD	09/16/2009	EUR	227	319	1
EUR/USD	09/16/2009	EUR	326	457	7
EUR/USD	09/16/2009	EUR	146	205	2
EUR/USD	09/16/2009	EUR	190	267	1
EUR/USD	09/16/2009	EUR	118	165	-
EUR/USD	09/16/2009	EUR	73	102	1
EUR/USD	09/16/2009	EUR	240	336	(1)
EUR/USD	09/16/2009	EUR	239	335	(1)
EUR/USD	09/16/2009	EUR	268	375	(1)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Mellon Capital Management International Index Fund (continued)
GBP/USD	09/16/2009	GBP	748	$ 1,231	$ 7
GBP/USD	09/16/2009	GBP	1,453	2,389	13
GBP/USD	09/16/2009	GBP	308	506	2
GBP/USD	09/16/2009	GBP	177	291	-
GBP/USD	09/16/2009	GBP	156	257	(1)
GBP/USD	09/16/2009	GBP	89	147	1
GBP/USD	09/16/2009	GBP	177	292	2
GBP/USD	09/16/2009	GBP	87	142	1
GBP/USD	09/16/2009	GBP	42	70	1
GBP/USD	09/16/2009	GBP	42	69	-
GBP/USD	09/16/2009	GBP	43	70	1
GBP/USD	09/16/2009	GBP	127	208	-
GBP/USD	09/16/2009	GBP	126	208	(1)
GBP/USD	09/16/2009	GBP	128	210	(1)
JPY/USD	09/16/2009	JPY	455,626	4,735	81
JPY/USD	09/16/2009	JPY	36,720	382	6
JPY/USD	09/16/2009	JPY	18,750	195	4
JPY/USD	09/16/2009	JPY	14,753	153	3
JPY/USD	09/16/2009	JPY	9,430	98	2
JPY/USD	09/16/2009	JPY	28,530	296	5
JPY/USD	09/16/2009	JPY	9,465	98	1
JPY/USD	09/16/2009	JPY	18,340	191	(1)
JPY/USD	09/16/2009	JPY	9,220	96	-
JPY/USD	09/16/2009	JPY	9,210	96	(1)
JPY/USD	09/16/2009	JPY	18,020	187	-
JPY/USD	09/16/2009	JPY	18,380	191	(2)
JPY/USD	09/16/2009	JPY	18,570	193	(2)
JPY/USD	09/16/2009	JPY	27,540	286	-
USD/EUR	09/16/2009	EUR	(3,940)	(5,526)	(8)
USD/EUR	09/16/2009	EUR	(241)	(337)	(3)
USD/EUR	09/16/2009	EUR	(188)	(263)	1
USD/GBP	09/16/2009	GBP	(2,198)	(3,615)	(15)
USD/GBP	09/16/2009	GBP	(128)	(210)	-
USD/GBP	09/16/2009	GBP	(84)	(138)	1
USD/JPY	09/16/2009	JPY	(302,940)	(3,148)	(62)
USD/JPY	09/16/2009	JPY	(9,130)	(95)	-
USD/JPY	09/16/2009	JPY	(17,950)	(187)	2
				$ 11,326	$ 54

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" Schedules - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 161. The derivatives utilized by each Fund do not qualify as hedge instruments under SFAS No. 133 and accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of SFAS No. 161.

During the period ended June 30, 2009, the volume of activity for derivative investments in credit default swap agreements, interest rate swap agreements and futures for the JNL/PIMCO Real Return Fund and the JNL/PIMCO Total Return Fund was significantly reduced. Attractive yields on cash bonds during the period resulted in a shift away from interest rate swap agreements and futures. In addition, the reduction was a result of the Sub-Advisor's initiative to simplify the Funds’ holdings and reduce overall counterparty risk.

The following table summarizes each Fund’s investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

Primary Underlying Risk Exposure	Balance Sheet Location - Assets	Value		Balance Sheet Location - Liabilities	Value
JNL/Franklin Templeton Mutual Shares Fund
Equity price:
Option contracts	Investments - unaffiliated, at value	$ 387		Options written, at value	$ (59)
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	376		Payables: Forward foreign currency contracts	(3,138)
		$ 763			$ (3,197)
JNL/Mellon Capital Management International Index Fund
Equity price:
Futures contracts	Receivables: Variation margin	$ 26	*	Payables: Variation margin	$ (84)	*
Foreign currency exchange rate:
Forward foreign currency contracts	Receivables: Forward foreign currency contracts	160		Payables: Forward foreign currency contracts	(106)
		$ 186			$ (190)

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Notes to the Schedules of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table summarizes the impact to realized gain (loss) on the Statements of Operations for each Fund's investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

			Forward Foreign
		Futures	Currency	Swap
Primary Underlying Risk Exposure	Options	Contracts	Contracts	Agreements	Total
JNL/Franklin Templeton Mutual Shares Fund
Equity price	$ 21	$ -	$ -	$ -	$ 21
Foreign currency exchange rate	-	-	889	-	889
	$ 21	$ -	$ 889	$ -	$ 910
JNL/Mellon Capital Management International Index Fund
Equity price	$ -	$ 2,432	$ -	$ -	$ 2,432
Interest rate	-	(2)	-	-	(2)
Foreign currency exchange rate	-	-	576	-	576
	$ -	$ 2,430	$ 576	$ -	$ 3,006

The following table summarizes the impact to unrealized appreciation (depreciation) on the Statements of Operations for each Fund's investment in derivative instruments for the period ended June 30, 2009 by primary underlying risk exposure:

			Forward Foreign
		Futures	Currency	Swap
Primary Underlying Risk Exposure	Options	Contracts	Contracts	Agreements	Total
JNL/Franklin Templeton Mutual Shares Fund
Equity price	$ (621)	$ -	$ -	$ -	$ (621)
Foreign currency exchange rate	-	-	(2,886)	-	(2,886)
	$ (621)	$ -	$ (2,886)	$ -	$ (3,507)
JNL/Mellon Capital Management International Index Fund
Equity price	$ -	$ (280)	$ -	$ -	$ (280)
Interest rate	-	9	-	-	9
Foreign currency exchange rate	-	-	(190)	-	(190)
	$ -	$ (271)	$ (190)	$ -	$ (461)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Capital	JNL/Credit		JNL/Mellon
	Guardian	Suisse Global	JNL/Franklin	Capital	JNL/ T. Rowe
	International	Natural	Templeton	Management	Price
	Small Cap	Resources	Mutual	International	Value
	Fund	Fund	Shares Fund	Index Fund	Fund

Argentina	0.1%	- %	- %	- %	- %
Australia	5.4	3.8	0.2	7.4	-
Austria	-	0.1	-	0.3	-
Belgium	1.5	0.5	-	0.9	-
Bermuda	-	-	0.8	-	2.3
Brazil	1.0	4.1	-	-	-
Canada	10.6	5.9	0.5	-	-
Cayman Islands	0.2	-	-	-	-
Chile	-	-	-	-	-
China	0.5	-	-	-	-
Colombia	-	-	-	-	-
Cyprus	-	-	-	0.1	-
Denmark	1.3	-	1.3	0.9	-
Egypt	-	-	-	-	-
Finland	0.2	2.8	-	1.3	0.2
France	0.4	5.4	4.4	9.8	2.4
Germany	5.1	3.0	5.0	7.8	0.4
Greece	0.3	-	-	0.6	-
Guernsey	-	-	-	-	-
Hong Kong	4.5	-	0.5	2.4	-
Hungary	-	-	-	-	-
India	-	-	-	-	-
Indonesia	-	-	-	-	-
Ireland	0.9	-	-	0.3	1.2
Israel	-	-	-	-	-
Italy	3.2	0.8	0.4	3.5	-
Japan	32.9	9.3	0.8	24.2	0.5
Jersey	-	-	-	-	-
Luxembourg	0.4	1.9	-	0.5	-
Malaysia	0.2	-	-	-	-
Mexico	-	-	-	-	-
Netherlands	1.4	0.2	4.4	3.5	1.6
New Zealand	-	-	-	0.1	-
Norway	1.8	0.3	1.5	0.7	1.1
Pakistan	-	-	-	-	-
Panama	-	-	-	-	-
Peru	-	-	-	-	-
Philippines	-	-	-	-	-
Poland	-	-	-	-	-
Portugal	-	0.3	-	0.3	-
Qatar	-	-	-	-	-
Russia	0.3	1.2	-	-	-
Singapore	4.0	-	0.6	1.3	-
South Africa	0.8	-	-	-	-
South Korea	4.3	-	0.6	-	-
Spain	0.6	0.5	1.0	4.5	0.4
Sweden	0.4	7.7	0.5	2.3	-
Switzerland	1.2	0.5	5.2	7.5	0.9
Taiwan	-	-	-	-	-
Thailand	-	-	-	-	-
Turkey	-	-	-	-	-
United Arab Emirates	0.1	-	-	-	-
United Kingdom	11.7	24.6	8.0	19.8	-
United States	4.7	27.1	64.3	-	89.0
Uruguay	-	-	-	-	-
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2009.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information		Investment
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Funds
JNL/Capital Guardian International Small Cap Fund	12.5%	7.9%	1.3%	10.8%	8.3%	13.2%	9.3%	9.1%	2.8%
JNL/Credit Suisse Global Natural Resources Fund	-	-	18.5	3.0	-	-	-	51.8	-
JNL/Credit Suisse Long/Short Fund	14.4	7.1	13.5	13.8	12.9	9.7	14.0	3.7	-
JNL/Franklin Templeton Income Fund	10.9	2.3	13.8	20.5	7.5	3.1	4.9	3.3	-
JNL/Franklin Templeton Mutual Shares Fund	9.5	25.0	6.7	11.4	7.5	7.7	8.2	5.7	-
JNL/Mellon Capital Management S&P 500 Index Fund	8.2	10.9	11.3	12.4	12.8	9.0	16.8	2.9	-
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	11.9	3.1	4.7	13.5	9.6	11.3	11.4	5.5	-
JNL/Mellon Capital Management Small Cap Index Fund	10.3	2.8	3.6	15.5	11.8	12.7	16.0	3.0	-
JNL/Mellon Capital Management International
Index Fund	8.9	9.0	8.0	21.0	7.0	10.0	5.0	8.1	-
JNL/T. Rowe Price Mid-Cap Growth Fund	10.4	1.2	6.9	7.8	13.2	13.5	19.6	1.7	-
JNL/T. Rowe Price Value Fund	15.7	5.3	12.2	16.7	9.5	8.6	9.9	4.4	1.4

				Non-U.S.		U.S.
				Government		Government
	Telecommunication		Government	Agency	Short-Term	Agency	Purchased	Total
	Services	Utilities	Securities	ABS	Investments	MBS	Options	Investments
JNL/Capital Guardian International Small Cap Fund	0.4%	0.4%	-%	-%	24.0%	-%	-%	100.0%
JNL/Credit Suisse Global Natural Resources Fund	-	-	4.5	-	22.2	-	-	100.0
JNL/Credit Suisse Long/Short Fund	2.3	6.6	-	-	2.0	-	-	100.0
JNL/Franklin Templeton Income Fund	1.6	15.1	-	-	17.0	-	-	100.0
JNL/Franklin Templeton Mutual Shares Fund	3.1	5.3	-	-	9.9	-	-	100.0
JNL/Mellon Capital Management S&P 500 Index Fund	3.2	3.7	-	-	8.8	-	-	100.0
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	0.5	5.2	-	-	23.3	-	-	100.0
JNL/Mellon Capital Management Small Cap Index Fund	0.9	2.8	-	-	20.6	-	-	100.0
JNL/Mellon Capital Management International
Index Fund	5.0	6.0	-	-	12.0	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	1.7	-	-	-	24.0	-	-	100.0
JNL/T. Rowe Price Value Fund	1.6	3.7	-	-	11.0	-	-	100.0

The accompanying notes are an integral part of these Financial Statements.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 3, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 3, 2009

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.